    Filed with the Securities and Exchange Commission on December 18, 2014
               Registration No. 333-130989 Investment Company Act No. 811-07325

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 39

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 146

                               -----------------

             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                         PRUCO LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               -----------------

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 367-1730
   (Address and telephone number of depositor's principal executive offices)

                             J. MICHAEL LOW, ESQ.
                               LOW & COHEN, PLLC
                      2999 NORTH 44/TH/ STREET, SUITE 550
                            PHOENIX, ARIZONA 85018
                                (602) 648-4040
           (Name, address and telephone number of agent for service)

                                  COPIES TO:

                               WILLIAM J. EVERS
                                VICE PRESIDENT
                         PRUCO LIFE INSURANCE COMPANY
                             213 WASHINGTON STREET
                             NEWARK, NJ 07102-2992
                                (973) 802-3716

          Approximate Date of Proposed Sale to the Public: Continuous

                               -----------------

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on December 30, 2014 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[_] on ______ pursuant to paragraph (a)(i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ______ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of Securities Being Registered:

              Interest in Individual Variable Annuity Contracts.

================================================================================

                               EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 39 to Registration Statement No. 333-130989 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 39 incorporates by reference the prospectus dated April 30, 2014, contained in Part A of Post-Effective Amendment No. 38, filed on April 9, 2014.

                         PRUCO LIFE INSURANCE COMPANY
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                      Supplement dated December 30, 2014
                     to Prospectuses dated April 30, 2014

This supplement should be read and retained with the prospectus for your Annuity. This supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current prospectus, please call us at 1-888-PRU-2888.

This supplement describes a new portfolio of the Advanced Series Trust ("AST").

New AST Portfolio

AST Bond Portfolio 2026. Effective on or about January 2, 2015, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers - either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the prospectus is hereby amended to include the name of this new Portfolio.

In conjunction with the changes described above, we have revised the table in the Prospectus entitled "Underlying Mutual Fund Portfolio Annual Expenses" in "Summary of Contract Fees and Charges".

                                                         Broker
                                                          Fees               Total                    Net
                                               Dividend   and    Acquired   Annual    Contractual   Annual
                                  Distribution Expense  Expenses Portfolio Portfolio  Fee Waiver     Fund
Underlying  Management  Other       (12b-1)    on Short on Short  Fees &   Operating  or Expense   Operating
Portfolio      Fees    Expenses       Fees      Sales    Sales   Expenses  Expenses  Reimbursement Expenses
----------  ---------- --------   ------------ -------- -------- --------- --------- ------------- ---------
AST Bond
  Portfolio
  2026         0.63%     0.05%/1/     0.10%      0.00%    0.00%    0.00%     0.78%       0.00%       0.78%

/1/ The Portfolio will commence operations on or about January 2, 2015. Estimate based in part on assumed average daily net assets of $300 million for the Portfolio for the fiscal period ending December 31, 2015.

In the section titled, "Investment Options," we add the following summary description for the Portfolio described above to the Investment
Objectives/Policies table as follows:

                                                                                  PORTFOLIO
STYLE/                                                                             ADVISOR/
TYPE                   INVESTMENT OBJECTIVES/POLICIES                           SUBADVISOR(S)
------    --------------------------------------------------------- ---------------------------------------
FIXED     AST Bond Portfolio 2026 : Seeks the highest total return  Prudential Investment Management, Inc.
  INCOME  for a specific period of time, consistent with the preservation of capital and liquidity needs

GENPRODSUP4

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION


               April 30, 2014, as supplemented December 30, 2014


             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          VARIABLE ANNUITY CONTRACTS

The Prudential Premier Variable Annuity B Series(SM) ("B Series"), Prudential Premier Variable Annuity L Series(SM) ("L Series") and Prudential Premier Variable Annuity X Series(SM) ("X Series") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.


This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, L Series, and X Series prospectus dated
April 30, 2014, as supplemented. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.


                               TABLE OF CONTENTS

               Company.......................................  2
               Experts.......................................  2
               Principal Underwriter.........................  2
               Payments Made to Promote Sale of Our Products.  2
               Determination of Accumulation Unit Values.....  4
               Separate Account Financial Information........ A1
               Company Financial Information................. B1

         Pruco Life Insurance               Prudential Annuity
                Company                       Service Center
         213 Washington Street                 P.O. Box 7960
         Newark, NJ 07102-2992                 Philadelphia,
                                            Pennsylvania 19176
                                         Telephone: (888) PRU-2888

Prudential Premier Variable Annuity B Series(SM), Prudential Premier Variable Annuity L Series(SM), and Prudential Premier Variable Annuity X Series(SM) are service marks of The Prudential Insurance Company of America.

                                    COMPANY

Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York.

Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS

The consolidated financial statements of Pruco Life Insurance Company and its subsidiaries as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2013 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

                             PRINCIPAL UNDERWRITER

Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., offers each Annuity on a continuous basis through corporate office and regional home office employees in those states in which annuities may be lawfully sold. It may also offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

With respect to all individual annuities issued by Pruco Life, PAD received commissions of $816,806,293, $1,125,057,236 and $1,075,327,764 in 2013, 2012,
and 2011, respectively. PAD retained none of those commissions.

As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuities have been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing service agreements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays to registered broker-dealers and firms which are broadly defined as follows:

   . Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm.

   . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life annuity products sold through the firm.

   . Fixed payments: These types of payments are made directly to or in sponsorship of the firm.

Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list in the prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2013) received payment with respect to annuity business during 2013 (or as to which a payment amount was accrued during 2013). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2013, the least amount paid, and greatest amount paid, were $6.09 and $8,190,573.05, respectively.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a subaccount is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.

As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values.

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.50%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.72335    $ 7.63028      2,766,485
   01/01/2009 to 12/31/2009...........  $ 7.63028    $ 9.34859     14,904,372
   01/01/2010 to 12/31/2010...........  $ 9.34859    $10.31243     20,023,823
   01/01/2011 to 12/31/2011...........  $10.31243    $ 9.89009     15,924,672
   01/01/2012 to 12/31/2012...........  $ 9.89009    $10.96824     17,989,522
   01/01/2013 to 12/31/2013...........  $10.96824    $11.88394     16,308,571
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.83756    $ 7.83651      1,736,431
   01/01/2009 to 12/31/2009...........  $ 7.83651    $ 9.74357      9,538,287
   01/01/2010 to 12/31/2010...........  $ 9.74357    $10.91538     12,264,550
   01/01/2011 to 12/31/2011...........  $10.91538    $10.76640     10,002,302
   01/01/2012 to 12/31/2012...........  $10.76640    $12.05491     11,353,527
   01/01/2013 to 12/31/2013...........  $12.05491    $13.84312     11,185,176
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.07540    $ 6.98402         66,054
   01/01/2009 to 12/31/2009...........  $ 6.98402    $ 8.10380        370,098
   01/01/2010 to 12/31/2010...........  $ 8.10380    $ 9.08951        533,317
   01/01/2011 to 12/31/2011...........  $ 9.08951    $ 9.27515        365,511
   01/01/2012 to 05/04/2012...........  $ 9.27515    $10.08400              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.80042    $ 7.93788      3,217,125
   01/01/2009 to 12/31/2009...........  $ 7.93788    $ 9.64261     22,396,485
   01/01/2010 to 12/31/2010...........  $ 9.64261    $10.66999     27,481,570
   01/01/2011 to 12/31/2011...........  $10.66999    $10.38471     23,079,991
   01/01/2012 to 12/31/2012...........  $10.38471    $11.50742     25,587,449
   01/01/2013 to 12/31/2013...........  $11.50742    $13.33818     24,454,242

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99878    $ 9.17771      355,070
   01/01/2012 to 12/31/2012...........  $ 9.17771    $10.11758      779,818
   01/01/2013 to 12/31/2013...........  $10.11758    $11.04981      819,691
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99878    $10.51269       16,207
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99918    $ 9.40889            0
   01/01/2010 to 12/31/2010...........  $ 9.40889    $10.25033            0
   01/01/2011 to 12/31/2011...........  $10.25033    $11.07246            0
   01/01/2012 to 12/31/2012...........  $11.07246    $11.36301            0
   01/01/2013 to 12/31/2013...........  $11.36301    $11.11802            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99878    $12.07153      399,857
   01/01/2009 to 12/31/2009...........  $12.07153    $11.17358      478,751
   01/01/2010 to 12/31/2010...........  $11.17358    $12.23975      293,900
   01/01/2011 to 12/31/2011...........  $12.23975    $13.69665      187,601
   01/01/2012 to 12/31/2012...........  $13.69665    $14.26532      152,906
   01/01/2013 to 12/31/2013...........  $14.26532    $13.61286      157,620
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99878    $12.14063      317,926
   01/01/2009 to 12/31/2009...........  $12.14063    $11.04013      336,072
   01/01/2010 to 12/31/2010...........  $11.04013    $12.11276      292,341
   01/01/2011 to 12/31/2011...........  $12.11276    $13.84010      214,577
   01/01/2012 to 12/31/2012...........  $13.84010    $14.43421      164,367
   01/01/2013 to 12/31/2013...........  $14.43421    $13.53379      120,711
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99918    $ 8.81766        6,387
   01/01/2010 to 12/31/2010...........  $ 8.81766    $ 9.71629      506,289
   01/01/2011 to 12/31/2011...........  $ 9.71629    $11.36070       62,776
   01/01/2012 to 12/31/2012...........  $11.36070    $11.89987        5,861
   01/01/2013 to 12/31/2013...........  $11.89987    $10.96015            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99837    $11.04436      525,471
   01/01/2011 to 12/31/2011...........  $11.04436    $13.09020      329,913
   01/01/2012 to 12/31/2012...........  $13.09020    $13.77270       67,097
   01/01/2013 to 12/31/2013...........  $13.77270    $12.61919            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99878    $12.05974      583,275
   01/01/2012 to 12/31/2012...........  $12.05974    $12.57598      669,329
   01/01/2013 to 12/31/2013...........  $12.57598    $11.18264       63,799

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99837    $10.43318        323,509
   01/01/2013 to 12/31/2013...........  $10.43318    $ 9.23062      1,472,763
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99918    $ 8.77825        596,739
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.70042    $ 7.35768      3,324,007
   01/01/2009 to 12/31/2009...........  $ 7.35768    $ 9.08512     27,766,949
   01/01/2010 to 12/31/2010...........  $ 9.08512    $10.14802     35,672,651
   01/01/2011 to 12/31/2011...........  $10.14802    $ 9.75559     25,060,857
   01/01/2012 to 12/31/2012...........  $ 9.75559    $10.93015     30,373,528
   01/01/2013 to 12/31/2013...........  $10.93015    $13.21096     32,827,447
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99878    $11.68047         98,712
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.59840    $ 6.12347         21,438
   01/01/2009 to 12/31/2009...........  $ 6.12347    $ 7.95926        200,555
   01/01/2010 to 12/31/2010...........  $ 7.95926    $10.09166        270,184
   01/01/2011 to 12/31/2011...........  $10.09166    $10.59795        176,026
   01/01/2012 to 12/31/2012...........  $10.59795    $12.04361        227,716
   01/01/2013 to 12/31/2013...........  $12.04361    $12.23736        212,823
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 7.94983    $ 7.77774              0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99878    $ 9.70095         23,559
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.74117    $ 6.01124         16,033
   01/01/2009 to 12/31/2009...........  $ 6.01124    $ 7.85687        140,595
   01/01/2010 to 12/31/2010...........  $ 7.85687    $10.26015        216,541
   01/01/2011 to 12/31/2011...........  $10.26015    $ 8.78323        281,728
   01/01/2012 to 12/31/2012...........  $ 8.78323    $10.39032        394,537
   01/01/2013 to 12/31/2013...........  $10.39032    $14.41464        450,024
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10365    $ 7.51563        101,423
   01/01/2009 to 12/31/2009...........  $ 7.51563    $ 8.97650      2,014,143
   01/01/2010 to 12/31/2010...........  $ 8.97650    $10.02218      2,650,510
   01/01/2011 to 12/31/2011...........  $10.02218    $ 9.63018      2,170,558
   01/01/2012 to 12/31/2012...........  $ 9.63018    $10.78143      2,777,643
   01/01/2013 to 12/31/2013...........  $10.78143    $12.66415      3,256,432

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.75357    $ 7.27517        652,738
   01/01/2009 to 12/31/2009...........  $ 7.27517    $ 8.87719      4,414,396
   01/01/2010 to 12/31/2010...........  $ 8.87719    $10.00230      5,646,340
   01/01/2011 to 12/31/2011...........  $10.00230    $ 9.70641      4,475,561
   01/01/2012 to 12/31/2012...........  $ 9.70641    $10.57978      5,341,343
   01/01/2013 to 12/31/2013...........  $10.57978    $11.96203      5,239,113
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99878    $ 7.47907        140,683
   01/01/2009 to 11/13/2009...........  $ 7.47907    $ 8.37764              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99878    $10.76085     12,091,050
   01/01/2013 to 12/31/2013...........  $10.76085    $13.19628     12,343,286
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99878    $10.82956        621,996
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17546    $ 6.11844          4,684
   01/01/2009 to 12/31/2009...........  $ 6.11844    $ 8.14381         88,087
   01/01/2010 to 12/31/2010...........  $ 8.14381    $ 9.64413        130,111
   01/01/2011 to 12/31/2011...........  $ 9.64413    $ 9.02305         99,845
   01/01/2012 to 12/31/2012...........  $ 9.02305    $11.27234        131,505
   01/01/2013 to 12/31/2013...........  $11.27234    $11.58862        135,181
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.30860    $ 6.78433         30,727
   01/01/2009 to 12/31/2009...........  $ 6.78433    $ 9.98592        303,957
   01/01/2010 to 12/31/2010...........  $ 9.98592    $10.85057        740,197
   01/01/2011 to 12/31/2011...........  $10.85057    $10.26731        440,783
   01/01/2012 to 12/31/2012...........  $10.26731    $12.11480        489,424
   01/01/2013 to 12/31/2013...........  $12.11480    $15.48538        471,137
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.61253    $ 6.68664         30,819
   01/01/2009 to 12/31/2009...........  $ 6.68664    $ 7.85195        532,951
   01/01/2010 to 12/31/2010...........  $ 7.85195    $ 8.73274        879,907
   01/01/2011 to 12/31/2011...........  $ 8.73274    $ 8.12897        615,982
   01/01/2012 to 12/31/2012...........  $ 8.12897    $ 9.58378        974,497
   01/01/2013 to 12/31/2013...........  $ 9.58378    $12.60920      1,134,305

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.49471    $ 6.77623        32,682
   01/01/2009 to 12/31/2009...........  $ 6.77623    $10.48781       305,236
   01/01/2010 to 12/31/2010...........  $10.48781    $12.38123       399,189
   01/01/2011 to 12/31/2011...........  $12.38123    $11.83537       322,143
   01/01/2012 to 12/31/2012...........  $11.83537    $13.94732       410,445
   01/01/2013 to 12/31/2013...........  $13.94732    $18.16471       488,775
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08932    $ 7.62474       322,770
   01/01/2009 to 12/31/2009...........  $ 7.62474    $ 9.26866     5,059,393
   01/01/2010 to 12/31/2010...........  $ 9.26866    $10.19072     6,648,858
   01/01/2011 to 12/31/2011...........  $10.19072    $ 9.98931     5,817,980
   01/01/2012 to 12/31/2012...........  $ 9.98931    $10.83837     6,410,498
   01/01/2013 to 12/31/2013...........  $10.83837    $11.72689     5,935,357
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03366    $ 7.64561         7,451
   01/01/2009 to 12/31/2009...........  $ 7.64561    $ 9.55496       324,086
   01/01/2010 to 12/31/2010...........  $ 9.55496    $11.93357       460,281
   01/01/2011 to 12/31/2011...........  $11.93357    $11.91052       322,577
   01/01/2012 to 12/31/2012...........  $11.91052    $13.57541       479,630
   01/01/2013 to 12/31/2013...........  $13.57541    $18.56597       528,738
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.28356    $ 6.79217        39,347
   01/01/2009 to 12/31/2009...........  $ 6.79217    $ 7.91375        62,484
   01/01/2010 to 12/31/2010...........  $ 7.91375    $ 8.76694       116,894
   01/01/2011 to 12/31/2011...........  $ 8.76694    $ 8.59508       192,012
   01/01/2012 to 12/31/2012...........  $ 8.59508    $ 9.60272       343,027
   01/01/2013 to 12/31/2013...........  $ 9.60272    $12.73700       381,221
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.57290    $ 7.83540         8,093
   01/01/2009 to 12/31/2009...........  $ 7.83540    $10.46419       176,700
   01/01/2010 to 12/31/2010...........  $10.46419    $11.70145       234,276
   01/01/2011 to 12/31/2011...........  $11.70145    $11.89455       199,952
   01/01/2012 to 12/31/2012...........  $11.89455    $13.34449       291,634
   01/01/2013 to 12/31/2013...........  $13.34449    $14.09138       297,962
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.10512    $ 6.10680        45,666
   01/01/2009 to 12/31/2009...........  $ 6.10680    $ 8.13975       275,645
   01/01/2010 to 12/31/2010...........  $ 8.13975    $ 9.18212       442,472
   01/01/2011 to 12/31/2011...........  $ 9.18212    $ 7.87741       337,483
   01/01/2012 to 12/31/2012...........  $ 7.87741    $ 9.34153       410,303
   01/01/2013 to 12/31/2013...........  $ 9.34153    $10.95737       469,523

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.27851    $ 6.96767         31,240
   01/01/2009 to 12/31/2009...........  $ 6.96767    $ 8.95840        130,344
   01/01/2010 to 12/31/2010...........  $ 8.95840    $ 9.80419        240,306
   01/01/2011 to 12/31/2011...........  $ 9.80419    $ 8.44724        200,202
   01/01/2012 to 12/31/2012...........  $ 8.44724    $ 9.71020        254,409
   01/01/2013 to 12/31/2013...........  $ 9.71020    $11.42914        284,174
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99878    $10.74996     15,047,593
   01/01/2009 to 12/31/2009...........  $10.74996    $11.78825      5,242,501
   01/01/2010 to 12/31/2010...........  $11.78825    $12.86966      2,748,857
   01/01/2011 to 12/31/2011...........  $12.86966    $14.25768     34,923,213
   01/01/2012 to 12/31/2012...........  $14.25768    $15.36736     12,638,173
   01/01/2013 to 12/31/2013...........  $15.36736    $14.65847      3,636,513
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11184    $ 7.14813        315,470
   01/01/2009 to 12/31/2009...........  $ 7.14813    $ 8.92055      5,017,948
   01/01/2010 to 12/31/2010...........  $ 8.92055    $10.00306      6,889,635
   01/01/2011 to 12/31/2011...........  $10.00306    $ 9.79933      5,414,890
   01/01/2012 to 12/31/2012...........  $ 9.79933    $10.96573      6,450,220
   01/01/2013 to 12/31/2013...........  $10.96573    $12.56267      6,362,979
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.37741    $ 6.59757         61,851
   01/01/2009 to 12/31/2009...........  $ 6.59757    $ 8.83238        655,709
   01/01/2010 to 12/31/2010...........  $ 8.83238    $ 9.32582        917,003
   01/01/2011 to 12/31/2011...........  $ 9.32582    $ 8.34746        612,842
   01/01/2012 to 12/31/2012...........  $ 8.34746    $10.02572        782,086
   01/01/2013 to 12/31/2013...........  $10.02572    $11.39477        926,934
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.85474    $ 8.60156        771,896
   01/01/2009 to 12/31/2009...........  $ 8.60156    $10.34049      2,734,431
   01/01/2010 to 12/31/2010...........  $10.34049    $10.93339      3,090,856
   01/01/2011 to 12/31/2011...........  $10.93339    $10.79715      2,541,355
   01/01/2012 to 12/31/2012...........  $10.79715    $11.77764      3,108,132
   01/01/2013 to 12/31/2013...........  $11.77764    $12.88377      3,007,569
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08417    $10.29296          3,086
   01/01/2010 to 12/31/2010...........  $10.29296    $11.28842         33,296
   01/01/2011 to 12/31/2011...........  $11.28842    $11.19543         34,290
   01/01/2012 to 12/31/2012...........  $11.19543    $12.70486         77,498
   01/01/2013 to 12/31/2013...........  $12.70486    $17.08522         93,809

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14555    $10.30277        4,566
   01/01/2010 to 12/31/2010...........  $10.30277    $11.54366       37,715
   01/01/2011 to 12/31/2011...........  $11.54366    $10.70544       34,557
   01/01/2012 to 12/31/2012...........  $10.70544    $11.94282       52,303
   01/01/2013 to 12/31/2013...........  $11.94282    $15.46451       58,033
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.97191    $ 6.07526       22,542
   01/01/2009 to 12/31/2009...........  $ 6.07526    $ 7.14882      156,512
   01/01/2010 to 12/31/2010...........  $ 7.14882    $ 7.97004      244,613
   01/01/2011 to 12/31/2011...........  $ 7.97004    $ 7.52387      188,784
   01/01/2012 to 12/31/2012...........  $ 7.52387    $ 8.66421      213,275
   01/01/2013 to 12/31/2013...........  $ 8.66421    $11.93878      306,610
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.42496    $ 6.43168       97,076
   01/01/2009 to 12/31/2009...........  $ 6.43168    $ 8.22245      538,455
   01/01/2010 to 12/31/2010...........  $ 8.22245    $ 9.70112      593,324
   01/01/2011 to 12/31/2011...........  $ 9.70112    $ 9.47069      499,957
   01/01/2012 to 12/31/2012...........  $ 9.47069    $10.47506      606,800
   01/01/2013 to 12/31/2013...........  $10.47506    $14.09869      573,170
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.72819    $ 8.29284       45,383
   01/01/2009 to 12/31/2009...........  $ 8.29284    $10.99748      166,979
   01/01/2010 to 12/31/2010...........  $10.99748    $12.28850      198,384
   01/01/2011 to 12/31/2011...........  $12.28850    $13.33842      287,491
   01/01/2012 to 12/31/2012...........  $13.33842    $13.92024      446,360
   01/01/2013 to 12/31/2013...........  $13.92024    $13.44019      477,334
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.93868    $ 7.79348       26,255
   01/01/2009 to 12/31/2009...........  $ 7.79348    $10.09751      257,117
   01/01/2010 to 12/31/2010...........  $10.09751    $11.14683      465,697
   01/01/2011 to 12/31/2011...........  $11.14683    $10.63837      285,922
   01/01/2012 to 12/31/2012...........  $10.63837    $12.89979      405,711
   01/01/2013 to 12/31/2013...........  $12.89979    $16.22135      541,541
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.77734    $ 7.39900       18,910
   01/01/2009 to 12/31/2009...........  $ 7.39900    $ 9.06133      105,565
   01/01/2010 to 12/31/2010...........  $ 9.06133    $10.06879      451,773
   01/01/2011 to 12/31/2011...........  $10.06879    $ 9.86114      248,819
   01/01/2012 to 12/31/2012...........  $ 9.86114    $11.37499      184,024
   01/01/2013 to 12/31/2013...........  $11.37499    $15.32063      171,884

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99878    $10.20344         3,656
   01/01/2013 to 12/31/2013...........  $10.20344    $13.52129        26,933
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.76425    $ 6.42811         7,428
   01/01/2009 to 12/31/2009...........  $ 6.42811    $ 8.79579        52,583
   01/01/2010 to 12/31/2010...........  $ 8.79579    $10.71178        85,350
   01/01/2011 to 12/31/2011...........  $10.71178    $10.18940        92,042
   01/01/2012 to 12/31/2012...........  $10.18940    $11.88679       114,679
   01/01/2013 to 12/31/2013...........  $11.88679    $15.50742       152,046
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.58626    $10.66843       910,801
   01/01/2009 to 12/31/2009...........  $10.66843    $10.53641     1,680,232
   01/01/2010 to 12/31/2010...........  $10.53641    $10.38330     1,553,217
   01/01/2011 to 12/31/2011...........  $10.38330    $10.23237     2,091,652
   01/01/2012 to 12/31/2012...........  $10.23237    $10.08177     1,797,133
   01/01/2013 to 12/31/2013...........  $10.08177    $ 9.93241     1,240,359
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.38007    $ 5.88237        25,614
   01/01/2009 to 12/31/2009...........  $ 5.88237    $ 8.15096       451,654
   01/01/2010 to 12/31/2010...........  $ 8.15096    $ 9.91264       599,103
   01/01/2011 to 12/31/2011...........  $ 9.91264    $ 9.52368       411,994
   01/01/2012 to 12/31/2012...........  $ 9.52368    $10.98985       620,202
   01/01/2013 to 12/31/2013...........  $10.98985    $15.37586       720,835
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02869    $10.07378        14,489
   01/01/2012 to 12/31/2012...........  $10.07378    $10.40835        38,806
   01/01/2013 to 12/31/2013...........  $10.40835    $ 9.96405        87,755
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.85566    $ 6.88496        29,568
   01/01/2009 to 12/31/2009...........  $ 6.88496    $ 8.80389       312,516
   01/01/2010 to 12/31/2010...........  $ 8.80389    $11.16124       485,870
   01/01/2011 to 12/31/2011...........  $11.16124    $11.18202       318,566
   01/01/2012 to 12/31/2012...........  $11.18202    $12.38071       493,825
   01/01/2013 to 12/31/2013...........  $12.38071    $16.17546       533,968
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.60826    $ 6.26360         6,907
   01/01/2009 to 12/31/2009...........  $ 6.26360    $ 7.56354        97,328
   01/01/2010 to 12/31/2010...........  $ 7.56354    $ 8.96219       132,170
   01/01/2011 to 04/29/2011...........  $ 8.96219    $10.05822             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99878    $10.33587       458,278
   01/01/2013 to 12/31/2013...........  $10.33587    $12.10927       448,242

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10152    $ 5.57838         14,700
   01/01/2009 to 12/31/2009...........  $ 5.57838    $ 9.15161        743,913
   01/01/2010 to 12/31/2010...........  $ 9.15161    $11.02430      1,470,174
   01/01/2011 to 12/31/2011...........  $11.02430    $ 8.65975        952,040
   01/01/2012 to 12/31/2012...........  $ 8.65975    $10.06126      1,031,146
   01/01/2013 to 12/31/2013...........  $10.06126    $ 9.93469      1,097,041
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.01241    $10.67302         59,628
   01/01/2009 to 12/31/2009...........  $10.67302    $11.59095        265,994
   01/01/2010 to 12/31/2010...........  $11.59095    $11.86479        299,753
   01/01/2011 to 12/31/2011...........  $11.86479    $11.95240        258,790
   01/01/2012 to 12/31/2012...........  $11.95240    $12.32842        309,319
   01/01/2013 to 12/31/2013...........  $12.32842    $11.88219        294,666
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.29409    $10.59906        357,774
   01/01/2009 to 12/31/2009...........  $10.59906    $12.16820      3,220,380
   01/01/2010 to 12/31/2010...........  $12.16820    $12.91362      4,925,040
   01/01/2011 to 12/31/2011...........  $12.91362    $13.12736      3,845,025
   01/01/2012 to 12/31/2012...........  $13.12736    $14.13877      4,825,223
   01/01/2013 to 12/31/2013...........  $14.13877    $13.67387      4,663,978
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.92996    $ 8.86059      1,896,364
   01/01/2009 to 12/31/2009...........  $ 8.86059    $10.47883      9,843,396
   01/01/2010 to 12/31/2010...........  $10.47883    $11.41546     11,664,036
   01/01/2011 to 12/31/2011...........  $11.41546    $11.35900     11,315,793
   01/01/2012 to 12/31/2012...........  $11.35900    $12.35189     12,363,647
   01/01/2013 to 12/31/2013...........  $12.35189    $13.29032     10,388,864
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01870    $10.07372         17,766
   01/01/2012 to 12/31/2012...........  $10.07372    $10.63032        121,118
   01/01/2013 to 12/31/2013...........  $10.63032    $10.23100        195,354
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.55542    $ 6.61574      1,325,429
   01/01/2009 to 12/31/2009...........  $ 6.61574    $ 8.21100     10,512,805
   01/01/2010 to 12/31/2010...........  $ 8.21100    $ 9.62824     14,142,540
   01/01/2011 to 12/31/2011...........  $ 9.62824    $ 8.89662      9,469,011
   01/01/2012 to 12/31/2012...........  $ 8.89662    $ 9.89749     11,869,245
   01/01/2013 to 12/31/2013...........  $ 9.89749    $11.41147     12,191,818

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.94163    $ 6.52358         18,756
   01/01/2009 to 12/31/2009...........  $ 6.52358    $ 7.82975         67,797
   01/01/2010 to 12/31/2010...........  $ 7.82975    $ 8.87493         73,005
   01/01/2011 to 12/31/2011...........  $ 8.87493    $ 9.04620         89,383
   01/01/2012 to 12/31/2012...........  $ 9.04620    $10.58828        138,418
   01/01/2013 to 12/31/2013...........  $10.58828    $13.81472        207,868
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99878    $ 8.91039              0
   01/01/2012 to 12/31/2012...........  $ 8.91039    $ 9.93353              0
   01/01/2013 to 12/31/2013...........  $ 9.93353    $11.97880              0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08114    $ 7.35525        413,548
   01/01/2009 to 12/31/2009...........  $ 7.35525    $ 8.94137      6,882,786
   01/01/2010 to 12/31/2010...........  $ 8.94137    $ 9.85912      9,792,621
   01/01/2011 to 12/31/2011...........  $ 9.85912    $ 9.53718      7,957,109
   01/01/2012 to 12/31/2012...........  $ 9.53718    $10.36223      8,672,059
   01/01/2013 to 12/31/2013...........  $10.36223    $11.47907      7,970,323
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09932    $ 6.70558        324,280
   01/01/2009 to 12/31/2009...........  $ 6.70558    $ 8.38031      7,617,744
   01/01/2010 to 12/31/2010...........  $ 8.38031    $ 9.44069     10,574,472
   01/01/2011 to 12/31/2011...........  $ 9.44069    $ 9.07919      7,378,512
   01/01/2012 to 12/31/2012...........  $ 9.07919    $10.36728      9,515,453
   01/01/2013 to 12/31/2013...........  $10.36728    $12.05873      9,943,720
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.72987    $ 7.81125        310,472
   01/01/2009 to 12/31/2009...........  $ 7.81125    $ 9.80559      6,946,641
   01/01/2010 to 12/31/2010...........  $ 9.80559    $10.80184     10,946,592
   01/01/2011 to 12/31/2011...........  $10.80184    $10.28267      9,070,352
   01/01/2012 to 12/31/2012...........  $10.28267    $11.25882     10,295,020
   01/01/2013 to 12/31/2013...........  $11.25882    $12.68975     10,006,611
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.39601    $ 6.70943          3,546
   01/01/2009 to 12/31/2009...........  $ 6.70943    $ 8.85160         82,944
   01/01/2010 to 12/31/2010...........  $ 8.85160    $11.89669         93,361
   01/01/2011 to 12/31/2011...........  $11.89669    $11.60630         86,222
   01/01/2012 to 12/31/2012...........  $11.60630    $12.82686        105,810
   01/01/2013 to 12/31/2013...........  $12.82686    $17.08234        158,814

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.06784    $ 6.74497         23,555
   01/01/2009 to 12/31/2009...........  $ 6.74497    $ 8.43952        111,995
   01/01/2010 to 12/31/2010...........  $ 8.43952    $10.47614        187,790
   01/01/2011 to 12/31/2011...........  $10.47614    $ 9.70463        157,655
   01/01/2012 to 12/31/2012...........  $ 9.70463    $11.29733        231,480
   01/01/2013 to 12/31/2013...........  $11.29733    $15.29340        252,952
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.62909    $ 8.13342      1,576,971
   01/01/2009 to 12/31/2009...........  $ 8.13342    $ 9.94750      9,680,800
   01/01/2010 to 12/31/2010...........  $ 9.94750    $10.93099     12,003,305
   01/01/2011 to 12/31/2011...........  $10.93099    $10.98328     10,212,898
   01/01/2012 to 12/31/2012...........  $10.98328    $12.28116     11,639,544
   01/01/2013 to 12/31/2013...........  $12.28116    $14.13649     11,660,547
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.82392    $ 6.02931         31,266
   01/01/2009 to 12/31/2009...........  $ 6.02931    $ 7.35383        330,707
   01/01/2010 to 12/31/2010...........  $ 7.35383    $ 8.20464        353,659
   01/01/2011 to 12/31/2011...........  $ 8.20464    $ 7.95100        268,020
   01/01/2012 to 12/31/2012...........  $ 7.95100    $ 9.18471        391,304
   01/01/2013 to 12/31/2013...........  $ 9.18471    $11.73520        464,371
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.97292    $ 6.54278         28,591
   01/01/2009 to 12/31/2009...........  $ 6.54278    $ 9.88646        726,259
   01/01/2010 to 12/31/2010...........  $ 9.88646    $11.28037      1,069,777
   01/01/2011 to 12/31/2011...........  $11.28037    $10.92552        756,407
   01/01/2012 to 12/31/2012...........  $10.92552    $12.65642      1,148,326
   01/01/2013 to 12/31/2013...........  $12.65642    $17.95923      1,237,823
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.26755    $ 6.71168         89,925
   01/01/2009 to 12/31/2009...........  $ 6.71168    $ 9.87571        563,401
   01/01/2010 to 12/31/2010...........  $ 9.87571    $11.71991      1,153,897
   01/01/2011 to 12/31/2011...........  $11.71991    $ 9.82426        662,021
   01/01/2012 to 12/31/2012...........  $ 9.82426    $10.02894        679,239
   01/01/2013 to 12/31/2013...........  $10.02894    $11.40050        520,444
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.40359    $10.70540         33,122
   01/01/2009 to 12/31/2009...........  $10.70540    $11.82496        149,402
   01/01/2010 to 12/31/2010...........  $11.82496    $12.31945        233,653
   01/01/2011 to 12/31/2011...........  $12.31945    $12.63813        214,793
   01/01/2012 to 12/31/2012...........  $12.63813    $13.10183        275,662
   01/01/2013 to 12/31/2013...........  $13.10183    $12.42365        266,922

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.44830    $ 6.54040        262,631
   01/01/2009 to 12/31/2009...........  $ 6.54040    $ 8.27579        505,063
   01/01/2010 to 12/31/2010...........  $ 8.27579    $ 9.34687        655,396
   01/01/2011 to 12/31/2011...........  $ 9.34687    $ 8.89064        860,753
   01/01/2012 to 12/31/2012...........  $ 8.89064    $ 9.72324      1,511,926
   01/01/2013 to 12/31/2013...........  $ 9.72324    $11.54369      2,317,519
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23951    $ 9.32157         47,379
   01/01/2009 to 12/31/2009...........  $ 9.32157    $10.25191        785,894
   01/01/2010 to 12/31/2010...........  $10.25191    $10.88804        980,153
   01/01/2011 to 12/31/2011...........  $10.88804    $11.37369        858,288
   01/01/2012 to 12/31/2012...........  $11.37369    $12.08535      1,085,512
   01/01/2013 to 12/31/2013...........  $12.08535    $11.72899      1,231,180
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07816    $ 6.65060        844,756
   01/01/2009 to 12/31/2009...........  $ 6.65060    $ 8.52218     10,269,999
   01/01/2010 to 12/31/2010...........  $ 8.52218    $ 9.25603     14,399,350
   01/01/2011 to 12/31/2011...........  $ 9.25603    $ 8.96715     10,297,819
   01/01/2012 to 09/21/2012...........  $ 8.96715    $10.05889              0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT ONLY
           (1.65%) OR HIGHEST DAILY VALUE DEATH BENEFIT ONLY (1.65%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97011    $10.54948       487,697
   01/01/2007 to 12/31/2007...........  $10.54948    $11.33298     1,854,802
   01/01/2008 to 12/31/2008...........  $11.33298    $ 7.60018     2,685,919
   01/01/2009 to 12/31/2009...........  $ 7.60018    $ 9.29792     3,285,721
   01/01/2010 to 12/31/2010...........  $ 9.29792    $10.24139     3,429,840
   01/01/2011 to 12/31/2011...........  $10.24139    $ 9.80739     3,046,784
   01/01/2012 to 12/31/2012...........  $ 9.80739    $10.86038     2,857,250
   01/01/2013 to 12/31/2013...........  $10.86038    $11.74968     2,729,988
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98883    $10.49311       107,572
   01/01/2007 to 12/31/2007...........  $10.49311    $11.30326       444,522
   01/01/2008 to 12/31/2008...........  $11.30326    $ 7.80552       753,486
   01/01/2009 to 12/31/2009...........  $ 7.80552    $ 9.69070     1,199,167
   01/01/2010 to 12/31/2010...........  $ 9.69070    $10.84010     1,158,627
   01/01/2011 to 12/31/2011...........  $10.84010    $10.67621     1,035,722
   01/01/2012 to 12/31/2012...........  $10.67621    $11.93609     1,121,900
   01/01/2013 to 12/31/2013...........  $11.93609    $13.68656     1,077,129
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98446    $11.02798        16,675
   01/01/2007 to 12/31/2007...........  $11.02798    $10.83649        66,519
   01/01/2008 to 12/31/2008...........  $10.83649    $ 6.95643        71,045
   01/01/2009 to 12/31/2009...........  $ 6.95643    $ 8.05991        68,827
   01/01/2010 to 12/31/2010...........  $ 8.05991    $ 9.02698        74,528
   01/01/2011 to 12/31/2011...........  $ 9.02698    $ 9.19777        76,749
   01/01/2012 to 05/04/2012...........  $ 9.19777    $ 9.99485             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97952    $10.50591       143,900
   01/01/2007 to 12/31/2007...........  $10.50591    $11.27241       925,331
   01/01/2008 to 12/31/2008...........  $11.27241    $ 7.90646     2,090,659
   01/01/2009 to 12/31/2009...........  $ 7.90646    $ 9.59027     3,049,096
   01/01/2010 to 12/31/2010...........  $ 9.59027    $10.59642     3,044,459
   01/01/2011 to 12/31/2011...........  $10.59642    $10.29793     2,701,491
   01/01/2012 to 12/31/2012...........  $10.29793    $11.39449     2,733,113
   01/01/2013 to 12/31/2013...........  $11.39449    $13.18777     2,694,985

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99865    $ 9.16856        29,880
   01/01/2012 to 12/31/2012...........  $ 9.16856    $10.09240        31,952
   01/01/2013 to 12/31/2013...........  $10.09240    $11.00617        43,739
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99865    $10.50218         2,374
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97982    $10.60788       461,576
   01/01/2007 to 12/31/2007...........  $10.60788    $11.45013     1,759,163
   01/01/2008 to 12/31/2008...........  $11.45013    $ 7.32855     2,548,016
   01/01/2009 to 12/31/2009...........  $ 7.32855    $ 9.03569     3,679,569
   01/01/2010 to 12/31/2010...........  $ 9.03569    $10.07788     3,460,649
   01/01/2011 to 12/31/2011...........  $10.07788    $ 9.67392     2,877,573
   01/01/2012 to 12/31/2012...........  $ 9.67392    $10.82256     2,970,573
   01/01/2013 to 12/31/2013...........  $10.82256    $13.06158     3,055,051
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99865    $11.66573         3,882
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88709    $12.12112        16,960
   01/01/2007 to 12/31/2007...........  $12.12112    $ 9.54601        47,347
   01/01/2008 to 12/31/2008...........  $ 9.54601    $ 6.09916        56,265
   01/01/2009 to 12/31/2009...........  $ 6.09916    $ 7.91593        65,683
   01/01/2010 to 12/31/2010...........  $ 7.91593    $10.02187        65,418
   01/01/2011 to 12/31/2011...........  $10.02187    $10.50911        62,975
   01/01/2012 to 12/31/2012...........  $10.50911    $11.92501        58,259
   01/01/2013 to 12/31/2013...........  $11.92501    $12.09898        52,759
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98293    $10.45835        16,023
   01/01/2007 to 12/31/2007...........  $10.45835    $ 8.45979        48,423
   01/01/2008 to 07/18/2008...........  $ 8.45979    $ 7.75229             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99865    $ 9.69112         9,464

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99865    $ 9.95128       15,281
   01/01/2007 to 12/31/2007...........  $ 9.95128    $10.88644       49,902
   01/01/2008 to 12/31/2008...........  $10.88644    $ 5.98743       49,091
   01/01/2009 to 12/31/2009...........  $ 5.98743    $ 7.81408       44,102
   01/01/2010 to 12/31/2010...........  $ 7.81408    $10.18920       51,859
   01/01/2011 to 12/31/2011...........  $10.18920    $ 8.70962       61,268
   01/01/2012 to 12/31/2012...........  $ 8.70962    $10.28799       49,092
   01/01/2013 to 12/31/2013...........  $10.28799    $14.25156       51,811
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10361    $ 7.50820       21,029
   01/01/2009 to 12/31/2009...........  $ 7.50820    $ 8.95453      113,391
   01/01/2010 to 12/31/2010...........  $ 8.95453    $ 9.98291      130,673
   01/01/2011 to 12/31/2011...........  $ 9.98291    $ 9.57831      105,031
   01/01/2012 to 12/31/2012...........  $ 9.57831    $10.70748      133,398
   01/01/2013 to 12/31/2013...........  $10.70748    $12.55868      139,219
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99865    $10.52917       65,461
   01/01/2007 to 12/31/2007...........  $10.52917    $11.24372      258,836
   01/01/2008 to 12/31/2008...........  $11.24372    $ 7.24644      517,995
   01/01/2009 to 12/31/2009...........  $ 7.24644    $ 8.82912      922,399
   01/01/2010 to 12/31/2010...........  $ 8.82912    $ 9.93343      933,117
   01/01/2011 to 12/31/2011...........  $ 9.93343    $ 9.62534      823,011
   01/01/2012 to 12/31/2012...........  $ 9.62534    $10.47596      877,865
   01/01/2013 to 12/31/2013...........  $10.47596    $11.82717      846,983
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99866    $ 7.47405       43,296
   01/01/2009 to 11/13/2009...........  $ 7.47405    $ 8.36134            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99866    $10.75011      389,026
   01/01/2013 to 12/31/2013...........  $10.75011    $13.16372      341,667
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99865    $10.81861       17,400
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17534    $ 6.11429        1,386
   01/01/2009 to 12/31/2009...........  $ 6.11429    $ 8.12626        8,791
   01/01/2010 to 12/31/2010...........  $ 8.12626    $ 9.60916       13,854
   01/01/2011 to 12/31/2011...........  $ 9.60916    $ 8.97701        9,950
   01/01/2012 to 12/31/2012...........  $ 8.97701    $11.19825       10,793
   01/01/2013 to 12/31/2013...........  $11.19825    $11.49534        9,216

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93501    $10.25572       14,290
   01/01/2007 to 12/31/2007...........  $10.25572    $11.50010       78,058
   01/01/2008 to 12/31/2008...........  $11.50010    $ 6.75746       85,412
   01/01/2009 to 12/31/2009...........  $ 6.75746    $ 9.93164      110,215
   01/01/2010 to 12/31/2010...........  $ 9.93164    $10.77574       96,946
   01/01/2011 to 12/31/2011...........  $10.77574    $10.18156       75,294
   01/01/2012 to 12/31/2012...........  $10.18156    $11.99568       78,001
   01/01/2013 to 12/31/2013...........  $11.99568    $15.31048       76,180
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96061    $11.03839       61,226
   01/01/2007 to 12/31/2007...........  $11.03839    $11.41506      161,603
   01/01/2008 to 12/31/2008...........  $11.41506    $ 6.66024      186,756
   01/01/2009 to 12/31/2009...........  $ 6.66024    $ 7.80947      198,757
   01/01/2010 to 12/31/2010...........  $ 7.80947    $ 8.67272      192,683
   01/01/2011 to 12/31/2011...........  $ 8.67272    $ 8.06126      187,595
   01/01/2012 to 12/31/2012...........  $ 8.06126    $ 9.48988      191,376
   01/01/2013 to 12/31/2013...........  $ 9.48988    $12.46734      188,703
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95800    $ 9.87049       29,431
   01/01/2007 to 12/31/2007...........  $ 9.87049    $11.58795       66,212
   01/01/2008 to 12/31/2008...........  $11.58795    $ 6.74938       58,121
   01/01/2009 to 12/31/2009...........  $ 6.74938    $10.43074       72,190
   01/01/2010 to 12/31/2010...........  $10.43074    $12.29580       57,123
   01/01/2011 to 12/31/2011...........  $12.29580    $11.73634       42,478
   01/01/2012 to 12/31/2012...........  $11.73634    $13.81019       38,444
   01/01/2013 to 12/31/2013...........  $13.81019    $17.95951       40,174
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08928    $ 7.61724       98,525
   01/01/2009 to 12/31/2009...........  $ 7.61724    $ 9.24585      384,920
   01/01/2010 to 12/31/2010...........  $ 9.24585    $10.15070      399,981
   01/01/2011 to 12/31/2011...........  $10.15070    $ 9.93550      366,687
   01/01/2012 to 12/31/2012...........  $ 9.93550    $10.76415      378,562
   01/01/2013 to 12/31/2013...........  $10.76415    $11.62937      381,045
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03354    $ 7.64045        6,241
   01/01/2009 to 12/31/2009...........  $ 7.64045    $ 9.53436       29,203
   01/01/2010 to 12/31/2010...........  $ 9.53436    $11.89029       30,445
   01/01/2011 to 12/31/2011...........  $11.89029    $11.84988       36,639
   01/01/2012 to 12/31/2012...........  $11.84988    $13.48628       37,900
   01/01/2013 to 12/31/2013...........  $13.48628    $18.41682       40,576

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94935    $11.02043        31,545
   01/01/2007 to 12/31/2007...........  $11.02043    $10.96842        93,783
   01/01/2008 to 12/31/2008...........  $10.96842    $ 6.76530        96,543
   01/01/2009 to 12/31/2009...........  $ 6.76530    $ 7.87070        90,846
   01/01/2010 to 12/31/2010...........  $ 7.87070    $ 8.70630        78,103
   01/01/2011 to 12/31/2011...........  $ 8.70630    $ 8.52302        52,958
   01/01/2012 to 12/31/2012...........  $ 8.52302    $ 9.50818        57,370
   01/01/2013 to 12/31/2013...........  $ 9.50818    $12.59303        64,329
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99865    $10.56935        15,966
   01/01/2007 to 12/31/2007...........  $10.56935    $10.65488        41,345
   01/01/2008 to 12/31/2008...........  $10.65488    $ 7.80440        46,851
   01/01/2009 to 12/31/2009...........  $ 7.80440    $10.40735        50,576
   01/01/2010 to 12/31/2010...........  $10.40735    $11.62059        66,112
   01/01/2011 to 12/31/2011...........  $11.62059    $11.79497        64,444
   01/01/2012 to 12/31/2012...........  $11.79497    $13.21316        54,870
   01/01/2013 to 12/31/2013...........  $13.21316    $13.93204        52,000
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99217    $10.60857        19,994
   01/01/2007 to 12/31/2007...........  $10.60857    $12.42369        80,256
   01/01/2008 to 12/31/2008...........  $12.42369    $ 6.08255       103,115
   01/01/2009 to 12/31/2009...........  $ 6.08255    $ 8.09541        95,273
   01/01/2010 to 12/31/2010...........  $ 8.09541    $ 9.11863        80,477
   01/01/2011 to 12/31/2011...........  $ 9.11863    $ 7.81141        80,912
   01/01/2012 to 12/31/2012...........  $ 7.81141    $ 9.24950        72,351
   01/01/2013 to 12/31/2013...........  $ 9.24950    $10.83335        63,821
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01032    $10.87172        27,393
   01/01/2007 to 12/31/2007...........  $10.87172    $12.59851       121,133
   01/01/2008 to 12/31/2008...........  $12.59851    $ 6.94006       119,269
   01/01/2009 to 12/31/2009...........  $ 6.94006    $ 8.90971       107,906
   01/01/2010 to 12/31/2010...........  $ 8.90971    $ 9.73649        96,361
   01/01/2011 to 12/31/2011...........  $ 9.73649    $ 8.37653        72,762
   01/01/2012 to 12/31/2012...........  $ 8.37653    $ 9.61467        58,468
   01/01/2013 to 12/31/2013...........  $ 9.61467    $11.29996        53,115
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99866    $10.73516     2,822,391
   01/01/2009 to 12/31/2009...........  $10.73516    $11.75464       861,140
   01/01/2010 to 12/31/2010...........  $11.75464    $12.81394       416,680
   01/01/2011 to 12/31/2011...........  $12.81394    $14.17510     1,812,703
   01/01/2012 to 12/31/2012...........  $14.17510    $15.25565       827,688
   01/01/2013 to 12/31/2013...........  $15.25565    $14.53041       339,450
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11180    $ 7.14101        57,309
   01/01/2009 to 12/31/2009...........  $ 7.14101    $ 8.89848       167,078
   01/01/2010 to 12/31/2010...........  $ 8.89848    $ 9.96363       161,135
   01/01/2011 to 12/31/2011...........  $ 9.96363    $ 9.74635       138,483
   01/01/2012 to 12/31/2012...........  $ 9.74635    $10.89030       185,289
   01/01/2013 to 12/31/2013...........  $10.89030    $12.45784       192,257

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99865    $10.58528       31,391
   01/01/2007 to 12/31/2007...........  $10.58528    $11.39557      135,112
   01/01/2008 to 12/31/2008...........  $11.39557    $ 6.57144      143,586
   01/01/2009 to 12/31/2009...........  $ 6.57144    $ 8.78442      144,183
   01/01/2010 to 12/31/2010...........  $ 8.78442    $ 9.26146      128,745
   01/01/2011 to 12/31/2011...........  $ 9.26146    $ 8.27757      112,025
   01/01/2012 to 12/31/2012...........  $ 8.27757    $ 9.92710      111,773
   01/01/2013 to 12/31/2013...........  $ 9.92710    $11.26609      110,333
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96731    $10.54184       32,202
   01/01/2007 to 12/31/2007...........  $10.54184    $10.57119      105,344
   01/01/2008 to 12/31/2008...........  $10.57119    $ 8.56758      377,855
   01/01/2009 to 12/31/2009...........  $ 8.56758    $10.28448      749,651
   01/01/2010 to 12/31/2010...........  $10.28448    $10.85815      787,151
   01/01/2011 to 12/31/2011...........  $10.85815    $10.70701      701,140
   01/01/2012 to 12/31/2012...........  $10.70701    $11.66208      670,371
   01/01/2013 to 12/31/2013...........  $11.66208    $12.73845      686,409
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08404    $10.29095            0
   01/01/2010 to 12/31/2010...........  $10.29095    $11.26970        1,015
   01/01/2011 to 12/31/2011...........  $11.26970    $11.16040        2,312
   01/01/2012 to 12/31/2012...........  $11.16040    $12.64637        6,297
   01/01/2013 to 12/31/2013...........  $12.64637    $16.98147        4,229
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14543    $10.30077            0
   01/01/2010 to 12/31/2010...........  $10.30077    $11.52437        3,831
   01/01/2011 to 12/31/2011...........  $11.52437    $10.67179        4,122
   01/01/2012 to 12/31/2012...........  $10.67179    $11.88765        3,945
   01/01/2013 to 12/31/2013...........  $11.88765    $15.37028        5,913
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95998    $11.01653       33,440
   01/01/2007 to 12/31/2007...........  $11.01653    $10.51304       87,985
   01/01/2008 to 12/31/2008...........  $10.51304    $ 6.05120       80,069
   01/01/2009 to 12/31/2009...........  $ 6.05120    $ 7.10983       77,740
   01/01/2010 to 12/31/2010...........  $ 7.10983    $ 7.91480       70,856
   01/01/2011 to 12/31/2011...........  $ 7.91480    $ 7.46079       72,683
   01/01/2012 to 12/31/2012...........  $ 7.46079    $ 8.57891       64,130
   01/01/2013 to 12/31/2013...........  $ 8.57891    $11.80384       55,386

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94812    $10.22050       70,736
   01/01/2007 to 12/31/2007...........  $10.22050    $11.55829      170,702
   01/01/2008 to 12/31/2008...........  $11.55829    $ 6.40604      186,973
   01/01/2009 to 12/31/2009...........  $ 6.40604    $ 8.17757      192,301
   01/01/2010 to 12/31/2010...........  $ 8.17757    $ 9.63384      172,879
   01/01/2011 to 12/31/2011...........  $ 9.63384    $ 9.39115      159,263
   01/01/2012 to 12/31/2012...........  $ 9.39115    $10.37172      146,129
   01/01/2013 to 12/31/2013...........  $10.37172    $13.93903      130,994
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99865    $10.48364        3,941
   01/01/2007 to 12/31/2007...........  $10.48364    $10.94031       66,536
   01/01/2008 to 12/31/2008...........  $10.94031    $ 8.26004       57,151
   01/01/2009 to 12/31/2009...........  $ 8.26004    $10.93768       76,627
   01/01/2010 to 12/31/2010...........  $10.93768    $12.20358       72,641
   01/01/2011 to 12/31/2011...........  $12.20358    $13.22678       62,743
   01/01/2012 to 12/31/2012...........  $13.22678    $13.78341       74,882
   01/01/2013 to 12/31/2013...........  $13.78341    $13.28836       54,662
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96019    $11.10805       49,656
   01/01/2007 to 12/31/2007...........  $11.10805    $11.95409       98,340
   01/01/2008 to 12/31/2008...........  $11.95409    $ 7.76261      101,174
   01/01/2009 to 12/31/2009...........  $ 7.76261    $10.04269      100,495
   01/01/2010 to 12/31/2010...........  $10.04269    $11.06986       81,948
   01/01/2011 to 12/31/2011...........  $11.06986    $10.54922       76,210
   01/01/2012 to 12/31/2012...........  $10.54922    $12.77274       67,802
   01/01/2013 to 12/31/2013...........  $12.77274    $16.03780       61,518
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93177    $10.38694       11,858
   01/01/2007 to 12/31/2007...........  $10.38694    $11.76121       47,706
   01/01/2008 to 12/31/2008...........  $11.76121    $ 7.36982       50,926
   01/01/2009 to 12/31/2009...........  $ 7.36982    $ 9.01224       51,365
   01/01/2010 to 12/31/2010...........  $ 9.01224    $ 9.99944       43,257
   01/01/2011 to 12/31/2011...........  $ 9.99944    $ 9.77887       26,411
   01/01/2012 to 12/31/2012...........  $ 9.77887    $11.26347       25,161
   01/01/2013 to 12/31/2013...........  $11.26347    $15.14800       29,978
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99866    $10.19783            0
   01/01/2013 to 12/31/2013...........  $10.19783    $13.49386        3,647

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92909    $10.40684       18,461
   01/01/2007 to 12/31/2007...........  $10.40684    $10.51880       44,871
   01/01/2008 to 12/31/2008...........  $10.51880    $ 6.40279       31,736
   01/01/2009 to 12/31/2009...........  $ 6.40279    $ 8.74826       34,653
   01/01/2010 to 12/31/2010...........  $ 8.74826    $10.63810       23,799
   01/01/2011 to 12/31/2011...........  $10.63810    $10.10447       22,895
   01/01/2012 to 12/31/2012...........  $10.10447    $11.77025       24,048
   01/01/2013 to 12/31/2013...........  $11.77025    $15.33267       23,120
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99983    $10.21135       37,836
   01/01/2007 to 12/31/2007...........  $10.21135    $10.53730      305,019
   01/01/2008 to 12/31/2008...........  $10.53730    $10.62637      517,207
   01/01/2009 to 12/31/2009...........  $10.62637    $10.47945      538,228
   01/01/2010 to 12/31/2010...........  $10.47945    $10.31183      496,930
   01/01/2011 to 12/31/2011...........  $10.31183    $10.14710      548,492
   01/01/2012 to 12/31/2012...........  $10.14710    $ 9.98255      545,069
   01/01/2013 to 12/31/2013...........  $ 9.98255    $ 9.82056      522,765
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03579    $10.16355       22,815
   01/01/2007 to 12/31/2007...........  $10.16355    $10.31459       67,598
   01/01/2008 to 12/31/2008...........  $10.31459    $ 5.85900       69,851
   01/01/2009 to 12/31/2009...........  $ 5.85900    $ 8.10662       73,419
   01/01/2010 to 12/31/2010...........  $ 8.10662    $ 9.84416       68,600
   01/01/2011 to 12/31/2011...........  $ 9.84416    $ 9.44403       76,130
   01/01/2012 to 12/31/2012...........  $ 9.44403    $10.88175       63,675
   01/01/2013 to 12/31/2013...........  $10.88175    $15.20215       64,900
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02857    $10.07124            0
   01/01/2012 to 12/31/2012...........  $10.07124    $10.39020          575
   01/01/2013 to 12/31/2013...........  $10.39020    $ 9.93189            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96504    $10.20654       24,867
   01/01/2007 to 12/31/2007...........  $10.20654    $12.26927       91,509
   01/01/2008 to 12/31/2008...........  $12.26927    $ 6.85770       89,642
   01/01/2009 to 12/31/2009...........  $ 6.85770    $ 8.75599       86,258
   01/01/2010 to 12/31/2010...........  $ 8.75599    $11.08408       89,078
   01/01/2011 to 12/31/2011...........  $11.08408    $11.08835       74,353
   01/01/2012 to 12/31/2012...........  $11.08835    $12.25891       65,025
   01/01/2013 to 12/31/2013...........  $12.25891    $15.99280       63,704
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98807    $ 9.45107       19,223
   01/01/2007 to 12/31/2007...........  $ 9.45107    $11.03677       43,081
   01/01/2008 to 12/31/2008...........  $11.03677    $ 6.23874       32,942
   01/01/2009 to 12/31/2009...........  $ 6.23874    $ 7.52236       30,876
   01/01/2010 to 12/31/2010...........  $ 7.52236    $ 8.90021       25,743
   01/01/2011 to 04/29/2011...........  $ 8.90021    $ 9.98386            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99866    $10.32556        68,842
   01/01/2013 to 12/31/2013...........  $10.32556    $12.07935        66,913
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10140    $ 5.57466        47,974
   01/01/2009 to 12/31/2009...........  $ 5.57466    $ 9.13201        30,214
   01/01/2010 to 12/31/2010...........  $ 9.13201    $10.98452        45,726
   01/01/2011 to 12/31/2011...........  $10.98452    $ 8.61581        33,942
   01/01/2012 to 12/31/2012...........  $ 8.61581    $ 9.99542        27,161
   01/01/2013 to 12/31/2013...........  $ 9.99542    $ 9.85504        20,329
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98026    $10.17287        37,130
   01/01/2007 to 12/31/2007...........  $10.17287    $10.68713        36,038
   01/01/2008 to 12/31/2008...........  $10.68713    $10.63079        63,201
   01/01/2009 to 12/31/2009...........  $10.63079    $11.52813        89,327
   01/01/2010 to 12/31/2010...........  $11.52813    $11.78327        90,177
   01/01/2011 to 12/31/2011...........  $11.78327    $11.85284        79,097
   01/01/2012 to 12/31/2012...........  $11.85284    $12.20770        78,678
   01/01/2013 to 12/31/2013...........  $12.20770    $11.74835        69,781
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97131    $10.30548        64,753
   01/01/2007 to 12/31/2007...........  $10.30548    $10.97951       203,059
   01/01/2008 to 12/31/2008...........  $10.97951    $10.55713       331,709
   01/01/2009 to 12/31/2009...........  $10.55713    $12.10214       520,375
   01/01/2010 to 12/31/2010...........  $12.10214    $12.82467       593,992
   01/01/2011 to 12/31/2011...........  $12.82467    $13.01780       509,530
   01/01/2012 to 12/31/2012...........  $13.01780    $14.00012       554,724
   01/01/2013 to 12/31/2013...........  $14.00012    $13.51976       514,367
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97924    $10.41890        92,972
   01/01/2007 to 12/31/2007...........  $10.41890    $11.14257       236,565
   01/01/2008 to 12/31/2008...........  $11.14257    $ 8.82571       974,539
   01/01/2009 to 12/31/2009...........  $ 8.82571    $10.42225     2,264,620
   01/01/2010 to 12/31/2010...........  $10.42225    $11.33708     2,304,998
   01/01/2011 to 12/31/2011...........  $11.33708    $11.26440     2,132,977
   01/01/2012 to 12/31/2012...........  $11.26440    $12.23098     1,968,696
   01/01/2013 to 12/31/2013...........  $12.23098    $13.14089     1,687,237
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01858    $10.07112             0
   01/01/2012 to 12/31/2012...........  $10.07112    $10.61188        15,720
   01/01/2013 to 12/31/2013...........  $10.61188    $10.19810        21,197

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99865    $10.30802        94,690
   01/01/2007 to 12/31/2007...........  $10.30802    $11.29766       317,418
   01/01/2008 to 12/31/2008...........  $11.29766    $ 6.58955       641,167
   01/01/2009 to 12/31/2009...........  $ 6.58955    $ 8.16634     1,549,411
   01/01/2010 to 12/31/2010...........  $ 8.16634    $ 9.56178     1,630,792
   01/01/2011 to 12/31/2011...........  $ 9.56178    $ 8.82213     1,304,314
   01/01/2012 to 12/31/2012...........  $ 8.82213    $ 9.80005     1,461,134
   01/01/2013 to 12/31/2013...........  $ 9.80005    $11.28247     1,484,089
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95088    $10.73335        15,164
   01/01/2007 to 12/31/2007...........  $10.73335    $10.77810       137,106
   01/01/2008 to 12/31/2008...........  $10.77810    $ 6.49780       149,120
   01/01/2009 to 12/31/2009...........  $ 6.49780    $ 7.78724       145,556
   01/01/2010 to 12/31/2010...........  $ 7.78724    $ 8.81374       126,539
   01/01/2011 to 12/31/2011...........  $ 8.81374    $ 8.97066        89,956
   01/01/2012 to 12/31/2012...........  $ 8.97066    $10.48427        88,432
   01/01/2013 to 12/31/2013...........  $10.48427    $13.65875        81,581
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99865    $ 8.90152             0
   01/01/2012 to 12/31/2012...........  $ 8.90152    $ 9.90901             0
   01/01/2013 to 12/31/2013...........  $ 9.90901    $11.93153             0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08110    $ 7.34793       220,131
   01/01/2009 to 12/31/2009...........  $ 7.34793    $ 8.91933       461,773
   01/01/2010 to 12/31/2010...........  $ 8.91933    $ 9.82025       467,291
   01/01/2011 to 12/31/2011...........  $ 9.82025    $ 9.48556       373,699
   01/01/2012 to 12/31/2012...........  $ 9.48556    $10.29080       351,433
   01/01/2013 to 12/31/2013...........  $10.29080    $11.38313       340,402
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09928    $ 6.69889       137,390
   01/01/2009 to 12/31/2009...........  $ 6.69889    $ 8.35963       353,784
   01/01/2010 to 12/31/2010...........  $ 8.35963    $ 9.40345       390,069
   01/01/2011 to 12/31/2011...........  $ 9.40345    $ 9.03008       320,388
   01/01/2012 to 12/31/2012...........  $ 9.03008    $10.29597       384,271
   01/01/2013 to 12/31/2013...........  $10.29597    $11.95803       466,314
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98441    $10.57410         8,013
   01/01/2007 to 12/31/2007...........  $10.57410    $11.32929        56,279
   01/01/2008 to 12/31/2008...........  $11.32929    $ 7.78043       139,992
   01/01/2009 to 12/31/2009...........  $ 7.78043    $ 9.75240       279,973
   01/01/2010 to 12/31/2010...........  $ 9.75240    $10.72732       364,104
   01/01/2011 to 12/31/2011...........  $10.72732    $10.19665       338,233
   01/01/2012 to 12/31/2012...........  $10.19665    $11.14814       353,192
   01/01/2013 to 12/31/2013...........  $11.14814    $12.54639       349,537

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90514    $ 9.91537        17,059
   01/01/2007 to 12/31/2007...........  $ 9.91537    $10.45096        37,088
   01/01/2008 to 12/31/2008...........  $10.45096    $ 6.68287        45,522
   01/01/2009 to 12/31/2009...........  $ 6.68287    $ 8.80353        41,424
   01/01/2010 to 12/31/2010...........  $ 8.80353    $11.81481        40,933
   01/01/2011 to 12/31/2011...........  $11.81481    $11.50952        38,343
   01/01/2012 to 12/31/2012...........  $11.50952    $12.70103        35,580
   01/01/2013 to 12/31/2013...........  $12.70103    $16.88975        37,492
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99248    $10.46496        19,385
   01/01/2007 to 12/31/2007...........  $10.46496    $ 9.71682        42,102
   01/01/2008 to 12/31/2008...........  $ 9.71682    $ 6.71834        77,182
   01/01/2009 to 12/31/2009...........  $ 6.71834    $ 8.39383        75,774
   01/01/2010 to 12/31/2010...........  $ 8.39383    $10.40404        64,263
   01/01/2011 to 12/31/2011...........  $10.40404    $ 9.62370        69,667
   01/01/2012 to 12/31/2012...........  $ 9.62370    $11.18662        58,447
   01/01/2013 to 12/31/2013...........  $11.18662    $15.12112        54,925
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96819    $10.63207        20,537
   01/01/2007 to 12/31/2007...........  $10.63207    $11.11985       628,407
   01/01/2008 to 12/31/2008...........  $11.11985    $ 8.10113       996,525
   01/01/2009 to 12/31/2009...........  $ 8.10113    $ 9.89341       963,504
   01/01/2010 to 12/31/2010...........  $ 9.89341    $10.85547     1,022,083
   01/01/2011 to 12/31/2011...........  $10.85547    $10.89139     1,009,621
   01/01/2012 to 12/31/2012...........  $10.89139    $12.16045     1,085,086
   01/01/2013 to 12/31/2013...........  $12.16045    $13.97681     1,023,387
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95050    $11.07358         6,425
   01/01/2007 to 12/31/2007...........  $11.07358    $10.50436        52,582
   01/01/2008 to 12/31/2008...........  $10.50436    $ 6.00540        55,418
   01/01/2009 to 12/31/2009...........  $ 6.00540    $ 7.31377        62,618
   01/01/2010 to 12/31/2010...........  $ 7.31377    $ 8.14800        64,639
   01/01/2011 to 12/31/2011...........  $ 8.14800    $ 7.88448        55,316
   01/01/2012 to 12/31/2012...........  $ 7.88448    $ 9.09435        70,846
   01/01/2013 to 12/31/2013...........  $ 9.09435    $11.60266        68,333
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.94018    $10.46916        33,379
   01/01/2007 to 12/31/2007...........  $10.46916    $11.14637       103,389
   01/01/2008 to 12/31/2008...........  $11.14637    $ 6.51691       107,613
   01/01/2009 to 12/31/2009...........  $ 6.51691    $ 9.83292       104,528
   01/01/2010 to 12/31/2010...........  $ 9.83292    $11.20279        87,626
   01/01/2011 to 12/31/2011...........  $11.20279    $10.83436        90,509
   01/01/2012 to 12/31/2012...........  $10.83436    $12.53229        88,895
   01/01/2013 to 12/31/2013...........  $12.53229    $17.75698        87,155

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14750    $ 9.83031       48,980
   01/01/2007 to 12/31/2007...........  $ 9.83031    $13.58724      227,197
   01/01/2008 to 12/31/2008...........  $13.58724    $ 6.68500      286,220
   01/01/2009 to 12/31/2009...........  $ 6.68500    $ 9.82196      310,772
   01/01/2010 to 12/31/2010...........  $ 9.82196    $11.63889      294,395
   01/01/2011 to 12/31/2011...........  $11.63889    $ 9.74194      226,919
   01/01/2012 to 12/31/2012...........  $ 9.74194    $ 9.93017      217,327
   01/01/2013 to 12/31/2013...........  $ 9.93017    $11.27160      169,563
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98965    $10.30028       10,514
   01/01/2007 to 12/31/2007...........  $10.30028    $11.10959       50,861
   01/01/2008 to 12/31/2008...........  $11.10959    $10.66311       47,286
   01/01/2009 to 12/31/2009...........  $10.66311    $11.76100       57,136
   01/01/2010 to 12/31/2010...........  $11.76100    $12.23466       65,204
   01/01/2011 to 12/31/2011...........  $12.23466    $12.53271       55,436
   01/01/2012 to 12/31/2012...........  $12.53271    $12.97326       56,927
   01/01/2013 to 12/31/2013...........  $12.97326    $12.28368       40,811
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97075    $10.65444       81,968
   01/01/2007 to 12/31/2007...........  $10.65444    $11.48247      397,218
   01/01/2008 to 12/31/2008...........  $11.48247    $ 6.51462      474,602
   01/01/2009 to 12/31/2009...........  $ 6.51462    $ 8.23096      481,950
   01/01/2010 to 12/31/2010...........  $ 8.23096    $ 9.28255      362,465
   01/01/2011 to 12/31/2011...........  $ 9.28255    $ 8.81652      354,917
   01/01/2012 to 12/31/2012...........  $ 8.81652    $ 9.62790      328,595
   01/01/2013 to 12/31/2013...........  $ 9.62790    $11.41354      281,095
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99865    $ 9.97982            0
   01/01/2008 to 12/31/2008...........  $ 9.97982    $ 9.30609       42,799
   01/01/2009 to 12/31/2009...........  $ 9.30609    $10.21975       83,444
   01/01/2010 to 12/31/2010...........  $10.21975    $10.83793       82,277
   01/01/2011 to 12/31/2011...........  $10.83793    $11.30449       65,069
   01/01/2012 to 12/31/2012...........  $11.30449    $11.99408       88,104
   01/01/2013 to 12/31/2013...........  $11.99408    $11.62324       90,835
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07812    $ 6.64404      140,497
   01/01/2009 to 12/31/2009...........  $ 6.64404    $ 8.50125      347,789
   01/01/2010 to 12/31/2010...........  $ 8.50125    $ 9.21963      372,157
   01/01/2011 to 12/31/2011...........  $ 9.21963    $ 8.91860      334,271
   01/01/2012 to 09/21/2012...........  $ 8.91860    $ 9.99371            0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT ONLY (1.75%) OR HIGHEST
   DAILY LIFETIME FIVE INCOME BENEFIT ONLY (1.75%) OR HD GRO 60 BPS (1.75%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97003    $10.54251     1,800,950
   01/01/2007 to 12/31/2007...........  $10.54251    $11.31443     7,345,965
   01/01/2008 to 12/31/2008...........  $11.31443    $ 7.58029     5,248,292
   01/01/2009 to 12/31/2009...........  $ 7.58029    $ 9.26448     5,326,490
   01/01/2010 to 12/31/2010...........  $ 9.26448    $10.19462     5,089,366
   01/01/2011 to 12/31/2011...........  $10.19462    $ 9.75312     4,414,821
   01/01/2012 to 12/31/2012...........  $ 9.75312    $10.78971     4,205,446
   01/01/2013 to 12/31/2013...........  $10.78971    $11.66170     3,885,835
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98875    $10.48624       491,170
   01/01/2007 to 12/31/2007...........  $10.48624    $11.28462     2,149,669
   01/01/2008 to 12/31/2008...........  $11.28462    $ 7.78498     1,496,155
   01/01/2009 to 12/31/2009...........  $ 7.78498    $ 9.65571     1,546,021
   01/01/2010 to 12/31/2010...........  $ 9.65571    $10.79033     1,571,211
   01/01/2011 to 12/31/2011...........  $10.79033    $10.61693     1,431,282
   01/01/2012 to 12/31/2012...........  $10.61693    $11.85825     1,399,765
   01/01/2013 to 12/31/2013...........  $11.85825    $13.58391     1,405,413
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98438    $11.02064             0
   01/01/2007 to 12/31/2007...........  $11.02064    $10.81865             0
   01/01/2008 to 12/31/2008...........  $10.81865    $ 6.93814             0
   01/01/2009 to 12/31/2009...........  $ 6.93814    $ 8.03080         6,596
   01/01/2010 to 12/31/2010...........  $ 8.03080    $ 8.98555        11,755
   01/01/2011 to 12/31/2011...........  $ 8.98555    $ 9.14661         2,574
   01/01/2012 to 05/04/2012...........  $ 9.14661    $ 9.93586             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97944    $10.49898       660,338
   01/01/2007 to 12/31/2007...........  $10.49898    $11.25387     2,883,308
   01/01/2008 to 12/31/2008...........  $11.25387    $ 7.88566     2,705,876
   01/01/2009 to 12/31/2009...........  $ 7.88566    $ 9.55557     2,782,580
   01/01/2010 to 12/31/2010...........  $ 9.55557    $10.54773     2,691,285
   01/01/2011 to 12/31/2011...........  $10.54773    $10.24057     2,316,352
   01/01/2012 to 12/31/2012...........  $10.24057    $11.31975     2,212,535
   01/01/2013 to 12/31/2013...........  $11.31975    $13.08835     2,118,897

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99857    $ 9.16255       12,751
   01/01/2012 to 12/31/2012...........  $ 9.16255    $10.07596       22,426
   01/01/2013 to 12/31/2013...........  $10.07596    $10.97739       22,367
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99857    $10.49507        1,806
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99905    $ 9.38572            0
   01/01/2010 to 12/31/2010...........  $ 9.38572    $10.19992            0
   01/01/2011 to 12/31/2011...........  $10.19992    $10.99092            0
   01/01/2012 to 12/31/2012...........  $10.99092    $11.25150            0
   01/01/2013 to 12/31/2013...........  $11.25150    $10.98198            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99858    $12.04396            0
   01/01/2009 to 12/31/2009...........  $12.04396    $11.12056            0
   01/01/2010 to 12/31/2010...........  $11.12056    $12.15179            0
   01/01/2011 to 12/31/2011...........  $12.15179    $13.56492            0
   01/01/2012 to 12/31/2012...........  $13.56492    $14.09333            0
   01/01/2013 to 12/31/2013...........  $14.09333    $13.41564            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99858    $12.11286            0
   01/01/2009 to 12/31/2009...........  $12.11286    $10.98780            0
   01/01/2010 to 12/31/2010...........  $10.98780    $12.02578          100
   01/01/2011 to 12/31/2011...........  $12.02578    $13.70693          506
   01/01/2012 to 12/31/2012...........  $13.70693    $14.26024            0
   01/01/2013 to 12/31/2013...........  $14.26024    $13.33784            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99905    $ 8.79604            0
   01/01/2010 to 12/31/2010...........  $ 8.79604    $ 9.66876       58,389
   01/01/2011 to 12/31/2011...........  $ 9.66876    $11.27734           95
   01/01/2012 to 12/31/2012...........  $11.27734    $11.78346            0
   01/01/2013 to 12/31/2013...........  $11.78346    $10.82629            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99810    $11.01729       38,657
   01/01/2011 to 12/31/2011...........  $11.01729    $13.02623      638,952
   01/01/2012 to 12/31/2012...........  $13.02623    $13.67162      227,008
   01/01/2013 to 12/31/2013...........  $13.67162    $12.49582       26,076

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99857    $12.03025       286,401
   01/01/2012 to 12/31/2012...........  $12.03025    $12.51433       365,575
   01/01/2013 to 12/31/2013...........  $12.51433    $11.10044        18,376
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99810    $10.40740       255,326
   01/01/2013 to 12/31/2013...........  $10.40740    $ 9.18516       928,295
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99905    $ 8.75667       617,813
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97974    $10.60086     1,741,226
   01/01/2007 to 12/31/2007...........  $10.60086    $11.43120     7,256,023
   01/01/2008 to 12/31/2008...........  $11.43120    $ 7.30917     5,570,348
   01/01/2009 to 12/31/2009...........  $ 7.30917    $ 9.00313     5,643,870
   01/01/2010 to 12/31/2010...........  $ 9.00313    $10.03170     5,740,105
   01/01/2011 to 12/31/2011...........  $10.03170    $ 9.62010     5,142,553
   01/01/2012 to 12/31/2012...........  $ 9.62010    $10.75186     5,122,405
   01/01/2013 to 12/31/2013...........  $10.75186    $12.96360     5,014,287
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99857    $11.65594             0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88701    $12.11318             0
   01/01/2007 to 12/31/2007...........  $12.11318    $ 9.53033             0
   01/01/2008 to 12/31/2008...........  $ 9.53033    $ 6.08313             0
   01/01/2009 to 12/31/2009...........  $ 6.08313    $ 7.88735         3,042
   01/01/2010 to 12/31/2010...........  $ 7.88735    $ 9.97588         3,002
   01/01/2011 to 12/31/2011...........  $ 9.97588    $10.45070         1,299
   01/01/2012 to 12/31/2012...........  $10.45070    $11.84713         2,109
   01/01/2013 to 12/31/2013...........  $11.84713    $12.00823           602
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98285    $10.45147             0
   01/01/2007 to 12/31/2007...........  $10.45147    $ 8.44578             0
   01/01/2008 to 07/18/2008...........  $ 8.44578    $ 7.73525             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99857    $ 9.68473         5,799

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $ 9.94478             0
   01/01/2007 to 12/31/2007...........  $ 9.94478    $10.86864             0
   01/01/2008 to 12/31/2008...........  $10.86864    $ 5.97180             0
   01/01/2009 to 12/31/2009...........  $ 5.97180    $ 7.78612         2,497
   01/01/2010 to 12/31/2010...........  $ 7.78612    $10.14271         7,539
   01/01/2011 to 12/31/2011...........  $10.14271    $ 8.66144         4,659
   01/01/2012 to 12/31/2012...........  $ 8.66144    $10.22095         6,891
   01/01/2013 to 12/31/2013...........  $10.22095    $14.14486         4,877
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10358    $ 7.50322        13,336
   01/01/2009 to 12/31/2009...........  $ 7.50322    $ 8.93974        26,953
   01/01/2010 to 12/31/2010...........  $ 8.93974    $ 9.95667        62,320
   01/01/2011 to 12/31/2011...........  $ 9.95667    $ 9.54376        42,822
   01/01/2012 to 12/31/2012...........  $ 9.54376    $10.65837        53,623
   01/01/2013 to 12/31/2013...........  $10.65837    $12.48890        42,518
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.52216       336,742
   01/01/2007 to 12/31/2007...........  $10.52216    $11.22519     1,558,196
   01/01/2008 to 12/31/2008...........  $11.22519    $ 7.22737     1,139,320
   01/01/2009 to 12/31/2009...........  $ 7.22737    $ 8.79712     1,202,613
   01/01/2010 to 12/31/2010...........  $ 8.79712    $ 9.88773     1,180,706
   01/01/2011 to 12/31/2011...........  $ 9.88773    $ 9.57167       945,215
   01/01/2012 to 12/31/2012...........  $ 9.57167    $10.40722       936,387
   01/01/2013 to 12/31/2013...........  $10.40722    $11.73797       880,780
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99858    $ 7.47065        27,272
   01/01/2009 to 11/13/2009...........  $ 7.47065    $ 8.35030             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99858    $10.74305       220,133
   01/01/2013 to 12/31/2013...........  $10.74305    $13.14209       215,841
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99857    $10.81138        10,330
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17526    $ 6.11150             0
   01/01/2009 to 12/31/2009...........  $ 6.11150    $ 8.11460         4,642
   01/01/2010 to 12/31/2010...........  $ 8.11460    $ 9.58600         8,225
   01/01/2011 to 12/31/2011...........  $ 9.58600    $ 8.94656         4,220
   01/01/2012 to 12/31/2012...........  $ 8.94656    $11.14928         7,623
   01/01/2013 to 12/31/2013...........  $11.14928    $11.43388         7,791

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93493    $10.24906            0
   01/01/2007 to 12/31/2007...........  $10.24906    $11.48125            0
   01/01/2008 to 12/31/2008...........  $11.48125    $ 6.73972            0
   01/01/2009 to 12/31/2009...........  $ 6.73972    $ 9.89579        4,004
   01/01/2010 to 12/31/2010...........  $ 9.89579    $10.72625        4,220
   01/01/2011 to 12/31/2011...........  $10.72625    $10.12478        1,716
   01/01/2012 to 12/31/2012...........  $10.12478    $11.91711        2,091
   01/01/2013 to 12/31/2013...........  $11.91711    $15.19533          572
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96053    $11.03108            0
   01/01/2007 to 12/31/2007...........  $11.03108    $11.39626            0
   01/01/2008 to 12/31/2008...........  $11.39626    $ 6.64269            0
   01/01/2009 to 12/31/2009...........  $ 6.64269    $ 7.78118        4,897
   01/01/2010 to 12/31/2010...........  $ 7.78118    $ 8.63286        9,895
   01/01/2011 to 12/31/2011...........  $ 8.63286    $ 8.01634        5,256
   01/01/2012 to 12/31/2012...........  $ 8.01634    $ 9.42776        7,881
   01/01/2013 to 12/31/2013...........  $ 9.42776    $12.37349        4,325
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95792    $ 9.86401            0
   01/01/2007 to 12/31/2007...........  $ 9.86401    $11.56909            0
   01/01/2008 to 12/31/2008...........  $11.56909    $ 6.73180            0
   01/01/2009 to 12/31/2009...........  $ 6.73180    $10.39351        7,059
   01/01/2010 to 12/31/2010...........  $10.39351    $12.24001        9,473
   01/01/2011 to 12/31/2011...........  $12.24001    $11.67165        4,236
   01/01/2012 to 12/31/2012...........  $11.67165    $13.72046        5,315
   01/01/2013 to 12/31/2013...........  $13.72046    $17.82536        2,696
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08926    $ 7.61215       57,389
   01/01/2009 to 12/31/2009...........  $ 7.61215    $ 9.23061      196,954
   01/01/2010 to 12/31/2010...........  $ 9.23061    $10.12402      196,131
   01/01/2011 to 12/31/2011...........  $10.12402    $ 9.89972      158,625
   01/01/2012 to 12/31/2012...........  $ 9.89972    $10.71473      162,464
   01/01/2013 to 12/31/2013...........  $10.71473    $11.56473      115,142
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03346    $ 7.63699            0
   01/01/2009 to 12/31/2009...........  $ 7.63699    $ 9.52067            0
   01/01/2010 to 12/31/2010...........  $ 9.52067    $11.86158          678
   01/01/2011 to 12/31/2011...........  $11.86158    $11.80975          427
   01/01/2012 to 12/31/2012...........  $11.80975    $13.42742          693
   01/01/2013 to 12/31/2013...........  $13.42742    $18.31854          267

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94927    $11.01318            0
   01/01/2007 to 12/31/2007...........  $11.01318    $10.95037            0
   01/01/2008 to 12/31/2008...........  $10.95037    $ 6.74756            0
   01/01/2009 to 12/31/2009...........  $ 6.74756    $ 7.84238        2,315
   01/01/2010 to 12/31/2010...........  $ 7.84238    $ 8.66644        2,249
   01/01/2011 to 12/31/2011...........  $ 8.66644    $ 8.47561        1,076
   01/01/2012 to 12/31/2012...........  $ 8.47561    $ 9.44585        1,382
   01/01/2013 to 12/31/2013...........  $ 9.44585    $12.49812          481
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.56250            0
   01/01/2007 to 12/31/2007...........  $10.56250    $10.63742            0
   01/01/2008 to 12/31/2008...........  $10.63742    $ 7.78400            0
   01/01/2009 to 12/31/2009...........  $ 7.78400    $10.37011        4,733
   01/01/2010 to 12/31/2010...........  $10.37011    $11.56763        6,252
   01/01/2011 to 12/31/2011...........  $11.56763    $11.72970        3,189
   01/01/2012 to 12/31/2012...........  $11.72970    $13.12705        4,253
   01/01/2013 to 12/31/2013...........  $13.12705    $13.82773        1,412
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99209    $10.60171            0
   01/01/2007 to 12/31/2007...........  $10.60171    $12.40345            0
   01/01/2008 to 12/31/2008...........  $12.40345    $ 6.06655            0
   01/01/2009 to 12/31/2009...........  $ 6.06655    $ 8.06631        4,243
   01/01/2010 to 12/31/2010...........  $ 8.06631    $ 9.07693        5,838
   01/01/2011 to 12/31/2011...........  $ 9.07693    $ 7.76802        3,046
   01/01/2012 to 12/31/2012...........  $ 7.76802    $ 9.18910        3,757
   01/01/2013 to 12/31/2013...........  $ 9.18910    $10.75208        1,470
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01024    $10.86454            0
   01/01/2007 to 12/31/2007...........  $10.86454    $12.57772            0
   01/01/2008 to 12/31/2008...........  $12.57772    $ 6.92187            0
   01/01/2009 to 12/31/2009...........  $ 6.92187    $ 8.87760        3,530
   01/01/2010 to 12/31/2010...........  $ 8.87760    $ 9.69193        7,861
   01/01/2011 to 12/31/2011...........  $ 9.69193    $ 8.33006        3,732
   01/01/2012 to 12/31/2012...........  $ 8.33006    $ 9.55185        4,899
   01/01/2013 to 12/31/2013...........  $ 9.55185    $11.21503        1,633
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99858    $10.72532      267,368
   01/01/2009 to 12/31/2009...........  $10.72532    $11.73237      128,909
   01/01/2010 to 12/31/2010...........  $11.73237    $12.77720       95,027
   01/01/2011 to 12/31/2011...........  $12.77720    $14.12060      187,387
   01/01/2012 to 12/31/2012...........  $14.12060    $15.18209       87,772
   01/01/2013 to 12/31/2013...........  $15.18209    $14.44607       53,556

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11177    $ 7.13625       16,439
   01/01/2009 to 12/31/2009...........  $ 7.13625    $ 8.88380       67,144
   01/01/2010 to 12/31/2010...........  $ 8.88380    $ 9.93736      119,181
   01/01/2011 to 12/31/2011...........  $ 9.93736    $ 9.71107       68,162
   01/01/2012 to 12/31/2012...........  $ 9.71107    $10.84004       76,152
   01/01/2013 to 12/31/2013...........  $10.84004    $12.38828       87,349
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.57842            0
   01/01/2007 to 12/31/2007...........  $10.57842    $11.37690            0
   01/01/2008 to 12/31/2008...........  $11.37690    $ 6.55421            0
   01/01/2009 to 12/31/2009...........  $ 6.55421    $ 8.75281        5,437
   01/01/2010 to 12/31/2010...........  $ 8.75281    $ 9.21909       12,381
   01/01/2011 to 12/31/2011...........  $ 9.21909    $ 8.23160        7,644
   01/01/2012 to 12/31/2012...........  $ 8.23160    $ 9.86225        8,602
   01/01/2013 to 12/31/2013...........  $ 9.86225    $11.18153        5,562
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96723    $10.53489            0
   01/01/2007 to 12/31/2007...........  $10.53489    $10.55381      314,971
   01/01/2008 to 12/31/2008...........  $10.55381    $ 8.54506      429,061
   01/01/2009 to 12/31/2009...........  $ 8.54506    $10.24727      458,937
   01/01/2010 to 12/31/2010...........  $10.24727    $10.80817      460,917
   01/01/2011 to 12/31/2011...........  $10.80817    $10.64726      472,112
   01/01/2012 to 12/31/2012...........  $10.64726    $11.58557      484,380
   01/01/2013 to 12/31/2013...........  $11.58557    $12.64248      479,530
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08396    $10.28967          219
   01/01/2010 to 12/31/2010...........  $10.28967    $11.25705        2,266
   01/01/2011 to 12/31/2011...........  $11.25705    $11.13692        1,226
   01/01/2012 to 12/31/2012...........  $11.13692    $12.60745        1,644
   01/01/2013 to 12/31/2013...........  $12.60745    $16.91249        1,346
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14535    $10.29945            0
   01/01/2010 to 12/31/2010...........  $10.29945    $11.51148        3,884
   01/01/2011 to 12/31/2011...........  $11.51148    $10.64939        4,117
   01/01/2012 to 12/31/2012...........  $10.64939    $11.85108          107
   01/01/2013 to 12/31/2013...........  $11.85108    $15.30798           44
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95990    $11.00919            0
   01/01/2007 to 12/31/2007...........  $11.00919    $10.49565            0
   01/01/2008 to 12/31/2008...........  $10.49565    $ 6.03521            0
   01/01/2009 to 12/31/2009...........  $ 6.03521    $ 7.08407        1,262
   01/01/2010 to 12/31/2010...........  $ 7.08407    $ 7.87845        7,746
   01/01/2011 to 12/31/2011...........  $ 7.87845    $ 7.41911        3,072
   01/01/2012 to 12/31/2012...........  $ 7.41911    $ 8.52255        3,715
   01/01/2013 to 12/31/2013...........  $ 8.52255    $11.71491        1,734

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94804    $10.21374            0
   01/01/2007 to 12/31/2007...........  $10.21374    $11.53918            0
   01/01/2008 to 12/31/2008...........  $11.53918    $ 6.38917            0
   01/01/2009 to 12/31/2009...........  $ 6.38917    $ 8.14798        7,793
   01/01/2010 to 12/31/2010...........  $ 8.14798    $ 9.58964       14,449
   01/01/2011 to 12/31/2011...........  $ 9.58964    $ 9.33879        7,967
   01/01/2012 to 12/31/2012...........  $ 9.33879    $10.30371       11,859
   01/01/2013 to 12/31/2013...........  $10.30371    $13.83409        6,287
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.47669            0
   01/01/2007 to 12/31/2007...........  $10.47669    $10.92227            0
   01/01/2008 to 12/31/2008...........  $10.92227    $ 8.23823            0
   01/01/2009 to 12/31/2009...........  $ 8.23823    $10.89824        2,313
   01/01/2010 to 12/31/2010...........  $10.89824    $12.14768        1,264
   01/01/2011 to 12/31/2011...........  $12.14768    $13.15337        1,206
   01/01/2012 to 12/31/2012...........  $13.15337    $13.69343        2,725
   01/01/2013 to 12/31/2013...........  $13.69343    $13.18866          793
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96011    $11.10079            0
   01/01/2007 to 12/31/2007...........  $11.10079    $11.93449            0
   01/01/2008 to 12/31/2008...........  $11.93449    $ 7.74226            0
   01/01/2009 to 12/31/2009...........  $ 7.74226    $10.00657        4,376
   01/01/2010 to 12/31/2010...........  $10.00657    $11.01926        2,936
   01/01/2011 to 12/31/2011...........  $11.01926    $10.49074        1,831
   01/01/2012 to 12/31/2012...........  $10.49074    $12.68948        2,419
   01/01/2013 to 12/31/2013...........  $12.68948    $15.91756          647
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93168    $10.38005            0
   01/01/2007 to 12/31/2007...........  $10.38005    $11.74189            0
   01/01/2008 to 12/31/2008...........  $11.74189    $ 7.35047            0
   01/01/2009 to 12/31/2009...........  $ 7.35047    $ 8.97986          604
   01/01/2010 to 12/31/2010...........  $ 8.97986    $ 9.95374        4,601
   01/01/2011 to 12/31/2011...........  $ 9.95374    $ 9.72471        1,801
   01/01/2012 to 12/31/2012...........  $ 9.72471    $11.19006        1,984
   01/01/2013 to 12/31/2013...........  $11.19006    $15.03451          522
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99858    $10.19406            0
   01/01/2013 to 12/31/2013...........  $10.19406    $13.47564            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92901    $10.39990            0
   01/01/2007 to 12/31/2007...........  $10.39990    $10.50138            0
   01/01/2008 to 12/31/2008...........  $10.50138    $ 6.38584            0
   01/01/2009 to 12/31/2009...........  $ 6.38584    $ 8.71638        1,504
   01/01/2010 to 12/31/2010...........  $ 8.71638    $10.58897        1,510
   01/01/2011 to 12/31/2011...........  $10.58897    $10.04800          608
   01/01/2012 to 12/31/2012...........  $10.04800    $11.69310          766
   01/01/2013 to 12/31/2013...........  $11.69310    $15.21723          289
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99975    $10.20465            0
   01/01/2007 to 12/31/2007...........  $10.20465    $10.51994            0
   01/01/2008 to 12/31/2008...........  $10.51994    $10.59840            0
   01/01/2009 to 12/31/2009...........  $10.59840    $10.44180       27,394
   01/01/2010 to 12/31/2010...........  $10.44180    $10.26477       20,194
   01/01/2011 to 12/31/2011...........  $10.26477    $10.09057       14,484
   01/01/2012 to 12/31/2012...........  $10.09057    $ 9.91778       11,183
   01/01/2013 to 12/31/2013...........  $ 9.91778    $ 9.74711        4,286
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03571    $10.15678            0
   01/01/2007 to 12/31/2007...........  $10.15678    $10.29756            0
   01/01/2008 to 12/31/2008...........  $10.29756    $ 5.84357            0
   01/01/2009 to 12/31/2009...........  $ 5.84357    $ 8.07728        1,187
   01/01/2010 to 12/31/2010...........  $ 8.07728    $ 9.79886        3,335
   01/01/2011 to 12/31/2011...........  $ 9.79886    $ 9.39128        1,377
   01/01/2012 to 12/31/2012...........  $ 9.39128    $10.81040        1,972
   01/01/2013 to 12/31/2013...........  $10.81040    $15.08767          699
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02848    $10.06951            0
   01/01/2012 to 12/31/2012...........  $10.06951    $10.37829            0
   01/01/2013 to 12/31/2013...........  $10.37829    $ 9.91079            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96496    $10.19976            0
   01/01/2007 to 12/31/2007...........  $10.19976    $12.24905            0
   01/01/2008 to 12/31/2008...........  $12.24905    $ 6.83966            0
   01/01/2009 to 12/31/2009...........  $ 6.83966    $ 8.72450        3,055
   01/01/2010 to 12/31/2010...........  $ 8.72450    $11.03351        8,033
   01/01/2011 to 12/31/2011...........  $11.03351    $11.02690        3,421
   01/01/2012 to 12/31/2012...........  $11.02690    $12.17892        5,513
   01/01/2013 to 12/31/2013...........  $12.17892    $15.87285        3,614

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98799    $ 9.44486             0
   01/01/2007 to 12/31/2007...........  $ 9.44486    $11.01865             0
   01/01/2008 to 12/31/2008...........  $11.01865    $ 6.22235             0
   01/01/2009 to 12/31/2009...........  $ 6.22235    $ 7.49518         2,765
   01/01/2010 to 12/31/2010...........  $ 7.49518    $ 8.85927         3,680
   01/01/2011 to 04/29/2011...........  $ 8.85927    $ 9.93478             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99858    $10.31874         3,239
   01/01/2013 to 12/31/2013...........  $10.31874    $12.05951         1,357
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10132    $ 5.57216             0
   01/01/2009 to 12/31/2009...........  $ 5.57216    $ 9.11891         4,932
   01/01/2010 to 12/31/2010...........  $ 9.11891    $10.95795        14,211
   01/01/2011 to 12/31/2011...........  $10.95795    $ 8.58654         9,133
   01/01/2012 to 12/31/2012...........  $ 8.58654    $ 9.95162        11,260
   01/01/2013 to 12/31/2013...........  $ 9.95162    $ 9.80229        10,042
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98017    $10.16612             0
   01/01/2007 to 12/31/2007...........  $10.16612    $10.66960             0
   01/01/2008 to 12/31/2008...........  $10.66960    $10.60295             0
   01/01/2009 to 12/31/2009...........  $10.60295    $11.48658         3,251
   01/01/2010 to 12/31/2010...........  $11.48658    $11.72926        11,456
   01/01/2011 to 12/31/2011...........  $11.72926    $11.78694         9,762
   01/01/2012 to 12/31/2012...........  $11.78694    $12.12782        10,369
   01/01/2013 to 12/31/2013...........  $12.12782    $11.66008           509
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97123    $10.29870             0
   01/01/2007 to 12/31/2007...........  $10.29870    $10.96160             0
   01/01/2008 to 12/31/2008...........  $10.96160    $10.52960             0
   01/01/2009 to 12/31/2009...........  $10.52960    $12.05880        52,387
   01/01/2010 to 12/31/2010...........  $12.05880    $12.76610        80,428
   01/01/2011 to 12/31/2011...........  $12.76610    $12.94556        46,981
   01/01/2012 to 12/31/2012...........  $12.94556    $13.90862        46,392
   01/01/2013 to 12/31/2013...........  $13.90862    $13.41826        23,193
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97916    $10.41199       145,637
   01/01/2007 to 12/31/2007...........  $10.41199    $11.12416       869,033
   01/01/2008 to 12/31/2008...........  $11.12416    $ 8.80243     1,315,556
   01/01/2009 to 12/31/2009...........  $ 8.80243    $10.38444     1,417,628
   01/01/2010 to 12/31/2010...........  $10.38444    $11.28481     1,469,096
   01/01/2011 to 12/31/2011...........  $11.28481    $11.20146     1,377,189
   01/01/2012 to 12/31/2012...........  $11.20146    $12.15069     1,420,177
   01/01/2013 to 12/31/2013...........  $12.15069    $13.04183     1,252,164

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01849    $10.06939             0
   01/01/2012 to 12/31/2012...........  $10.06939    $10.59962             0
   01/01/2013 to 12/31/2013...........  $10.59962    $10.17640             0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.30127       546,256
   01/01/2007 to 12/31/2007...........  $10.30127    $11.27901     2,148,978
   01/01/2008 to 12/31/2008...........  $11.27901    $ 6.57207     1,469,499
   01/01/2009 to 12/31/2009...........  $ 6.57207    $ 8.13678     1,588,708
   01/01/2010 to 12/31/2010...........  $ 8.13678    $ 9.51787     1,677,327
   01/01/2011 to 12/31/2011...........  $ 9.51787    $ 8.77313     1,401,227
   01/01/2012 to 12/31/2012...........  $ 8.77313    $ 9.73603     1,364,157
   01/01/2013 to 12/31/2013...........  $ 9.73603    $11.19768     1,276,895
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95080    $10.72630             0
   01/01/2007 to 12/31/2007...........  $10.72630    $10.76050             0
   01/01/2008 to 12/31/2008...........  $10.76050    $ 6.48081             0
   01/01/2009 to 12/31/2009...........  $ 6.48081    $ 7.75928           534
   01/01/2010 to 12/31/2010...........  $ 7.75928    $ 8.77355           588
   01/01/2011 to 12/31/2011...........  $ 8.77355    $ 8.92102         5,253
   01/01/2012 to 12/31/2012...........  $ 8.92102    $10.41605           393
   01/01/2013 to 12/31/2013...........  $10.41605    $13.55651           147
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99857    $ 8.89568         1,189
   01/01/2012 to 12/31/2012...........  $ 8.89568    $ 9.89278         1,189
   01/01/2013 to 12/31/2013...........  $ 9.89278    $11.90029         1,189
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08108    $ 7.34315       104,119
   01/01/2009 to 12/31/2009...........  $ 7.34315    $ 8.90471       167,537
   01/01/2010 to 12/31/2010...........  $ 8.90471    $ 9.79462       219,911
   01/01/2011 to 12/31/2011...........  $ 9.79462    $ 9.45152       190,109
   01/01/2012 to 12/31/2012...........  $ 9.45152    $10.24388       198,399
   01/01/2013 to 12/31/2013...........  $10.24388    $11.32005       177,996
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09925    $ 6.69446        30,005
   01/01/2009 to 12/31/2009...........  $ 6.69446    $ 8.34595       120,538
   01/01/2010 to 12/31/2010...........  $ 8.34595    $ 9.37899       168,807
   01/01/2011 to 12/31/2011...........  $ 9.37899    $ 8.99772       123,003
   01/01/2012 to 12/31/2012...........  $ 8.99772    $10.24908       139,301
   01/01/2013 to 12/31/2013...........  $10.24908    $11.89196       149,104

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98433    $10.56714             0
   01/01/2007 to 12/31/2007...........  $10.56714    $11.31065       102,888
   01/01/2008 to 12/31/2008...........  $11.31065    $ 7.75997        85,839
   01/01/2009 to 12/31/2009...........  $ 7.75997    $ 9.71715       170,482
   01/01/2010 to 12/31/2010...........  $ 9.71715    $10.67818       242,375
   01/01/2011 to 12/31/2011...........  $10.67818    $10.13994       193,517
   01/01/2012 to 12/31/2012...........  $10.13994    $11.07516       201,244
   01/01/2013 to 12/31/2013...........  $11.07516    $12.45205       189,789
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90506    $ 9.90872             0
   01/01/2007 to 12/31/2007...........  $ 9.90872    $10.43378             0
   01/01/2008 to 12/31/2008...........  $10.43378    $ 6.66531             0
   01/01/2009 to 12/31/2009...........  $ 6.66531    $ 8.77180         2,301
   01/01/2010 to 12/31/2010...........  $ 8.77180    $11.76047         3,732
   01/01/2011 to 12/31/2011...........  $11.76047    $11.44523         1,577
   01/01/2012 to 12/31/2012...........  $11.44523    $12.61772         2,245
   01/01/2013 to 12/31/2013...........  $12.61772    $16.76255         1,274
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99240    $10.45801             0
   01/01/2007 to 12/31/2007...........  $10.45801    $ 9.70078             0
   01/01/2008 to 12/31/2008...........  $ 9.70078    $ 6.70059             0
   01/01/2009 to 12/31/2009...........  $ 6.70059    $ 8.36348         4,832
   01/01/2010 to 12/31/2010...........  $ 8.36348    $10.35634         6,939
   01/01/2011 to 12/31/2011...........  $10.35634    $ 9.57011         3,019
   01/01/2012 to 12/31/2012...........  $ 9.57011    $11.11346         3,775
   01/01/2013 to 12/31/2013...........  $11.11346    $15.00753         1,365
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96810    $10.62508        16,581
   01/01/2007 to 12/31/2007...........  $10.62508    $11.10168     1,530,578
   01/01/2008 to 12/31/2008...........  $11.10168    $ 8.07989     1,055,039
   01/01/2009 to 12/31/2009...........  $ 8.07989    $ 9.85774     1,077,905
   01/01/2010 to 12/31/2010...........  $ 9.85774    $10.80580     1,134,743
   01/01/2011 to 12/31/2011...........  $10.80580    $10.83087     1,009,735
   01/01/2012 to 12/31/2012...........  $10.83087    $12.08098     1,106,077
   01/01/2013 to 12/31/2013...........  $12.08098    $13.87192     1,185,143
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95042    $11.06626             0
   01/01/2007 to 12/31/2007...........  $11.06626    $10.48707             0
   01/01/2008 to 12/31/2008...........  $10.48707    $ 5.98961             0
   01/01/2009 to 12/31/2009...........  $ 5.98961    $ 7.28736           229
   01/01/2010 to 12/31/2010...........  $ 7.28736    $ 8.11059         1,352
   01/01/2011 to 12/31/2011...........  $ 8.11059    $ 7.84060           530
   01/01/2012 to 12/31/2012...........  $ 7.84060    $ 9.03488           673
   01/01/2013 to 12/31/2013...........  $ 9.03488    $11.51542         2,478

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.94009    $10.46223            0
   01/01/2007 to 12/31/2007...........  $10.46223    $11.12804            0
   01/01/2008 to 12/31/2008...........  $11.12804    $ 6.49978            0
   01/01/2009 to 12/31/2009...........  $ 6.49978    $ 9.79749        6,044
   01/01/2010 to 12/31/2010...........  $ 9.79749    $11.15143       28,201
   01/01/2011 to 12/31/2011...........  $11.15143    $10.77407        8,146
   01/01/2012 to 12/31/2012...........  $10.77407    $12.45032        5,640
   01/01/2013 to 12/31/2013...........  $12.45032    $17.62352        3,661
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14742    $ 9.82387            0
   01/01/2007 to 12/31/2007...........  $ 9.82387    $13.56505            0
   01/01/2008 to 12/31/2008...........  $13.56505    $ 6.66754            0
   01/01/2009 to 12/31/2009...........  $ 6.66754    $ 9.78660       18,507
   01/01/2010 to 12/31/2010...........  $ 9.78660    $11.58555       26,610
   01/01/2011 to 12/31/2011...........  $11.58555    $ 9.68778       13,221
   01/01/2012 to 12/31/2012...........  $ 9.68778    $ 9.86519       13,931
   01/01/2013 to 12/31/2013...........  $ 9.86519    $11.18669        6,992
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98957    $10.29346            0
   01/01/2007 to 12/31/2007...........  $10.29346    $11.09132            0
   01/01/2008 to 12/31/2008...........  $11.09132    $10.63511            0
   01/01/2009 to 12/31/2009...........  $10.63511    $11.71854        6,106
   01/01/2010 to 12/31/2010...........  $11.71854    $12.17856        5,121
   01/01/2011 to 12/31/2011...........  $12.17856    $12.46302        4,174
   01/01/2012 to 12/31/2012...........  $12.46302    $12.88847        4,788
   01/01/2013 to 12/31/2013...........  $12.88847    $12.19127        2,761
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97067    $10.64737            0
   01/01/2007 to 12/31/2007...........  $10.64737    $11.46345            0
   01/01/2008 to 12/31/2008...........  $11.46345    $ 6.49753            0
   01/01/2009 to 12/31/2009...........  $ 6.49753    $ 8.20138       38,652
   01/01/2010 to 12/31/2010...........  $ 8.20138    $ 9.24013       44,538
   01/01/2011 to 12/31/2011...........  $ 9.24013    $ 8.76758       26,079
   01/01/2012 to 12/31/2012...........  $ 8.76758    $ 9.56505       31,664
   01/01/2013 to 12/31/2013...........  $ 9.56505    $11.32796       28,295

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99857    $ 9.97857            0
   01/01/2008 to 12/31/2008...........  $ 9.97857    $ 9.29580            0
   01/01/2009 to 12/31/2009...........  $ 9.29580    $10.19841        6,401
   01/01/2010 to 12/31/2010...........  $10.19841    $10.80459        9,567
   01/01/2011 to 12/31/2011...........  $10.80459    $11.25875        5,671
   01/01/2012 to 12/31/2012...........  $11.25875    $11.93381        7,388
   01/01/2013 to 12/31/2013...........  $11.93381    $11.55346        4,421
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07809    $ 6.63967       64,724
   01/01/2009 to 12/31/2009...........  $ 6.63967    $ 8.48729      115,986
   01/01/2010 to 12/31/2010...........  $ 8.48729    $ 9.19556      209,200
   01/01/2011 to 12/31/2011...........  $ 9.19556    $ 8.88658      196,297
   01/01/2012 to 09/21/2012...........  $ 8.88658    $ 9.95078            0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (1.90%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39927    $10.98569       583,389
   01/01/2007 to 12/31/2007...........  $10.98569    $11.77245     1,859,641
   01/01/2008 to 12/31/2008...........  $11.77245    $ 7.87551     1,785,172
   01/01/2009 to 12/31/2009...........  $ 7.87551    $ 9.61124     1,640,143
   01/01/2010 to 12/31/2010...........  $ 9.61124    $10.56057     1,463,422
   01/01/2011 to 12/31/2011...........  $10.56057    $10.08836     1,384,234
   01/01/2012 to 12/31/2012...........  $10.08836    $11.14410     1,249,343
   01/01/2013 to 12/31/2013...........  $11.14410    $12.02719     1,037,203
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14643    $10.64132       118,534
   01/01/2007 to 12/31/2007...........  $10.64132    $11.43460       381,987
   01/01/2008 to 12/31/2008...........  $11.43460    $ 7.87680       484,130
   01/01/2009 to 12/31/2009...........  $ 7.87680    $ 9.75519       535,791
   01/01/2010 to 12/31/2010...........  $ 9.75519    $10.88553       434,823
   01/01/2011 to 12/31/2011...........  $10.88553    $10.69481       440,297
   01/01/2012 to 12/31/2012...........  $10.69481    $11.92762       455,812
   01/01/2013 to 12/31/2013...........  $11.92762    $13.64323       355,779
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.72581    $11.82754             0
   01/01/2007 to 12/31/2007...........  $11.82754    $11.59346             0
   01/01/2008 to 12/31/2008...........  $11.59346    $ 7.42411         5,613
   01/01/2009 to 12/31/2009...........  $ 7.42411    $ 8.58067        50,696
   01/01/2010 to 12/31/2010...........  $ 8.58067    $ 9.58667        33,967
   01/01/2011 to 12/31/2011...........  $ 9.58667    $ 9.74413        25,398
   01/01/2012 to 05/04/2012...........  $ 9.74413    $10.57964             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.34964    $10.87782       198,275
   01/01/2007 to 12/31/2007...........  $10.87782    $11.64277       528,469
   01/01/2008 to 12/31/2008...........  $11.64277    $ 8.14626       780,685
   01/01/2009 to 12/31/2009...........  $ 8.14626    $ 9.85682       900,823
   01/01/2010 to 12/31/2010...........  $ 9.85682    $10.86424       694,237
   01/01/2011 to 12/31/2011...........  $10.86424    $10.53238       651,831
   01/01/2012 to 12/31/2012...........  $10.53238    $11.62514       606,123
   01/01/2013 to 12/31/2013...........  $11.62514    $13.42168       540,329

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99793    $ 9.15301       76,140
   01/01/2012 to 12/31/2012...........  $ 9.15301    $10.05053       77,501
   01/01/2013 to 12/31/2013...........  $10.05053    $10.93367       74,622
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $10.48449            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 9.37189            0
   01/01/2010 to 12/31/2010...........  $ 9.37189    $10.16992            0
   01/01/2011 to 12/31/2011...........  $10.16992    $10.94263            0
   01/01/2012 to 12/31/2012...........  $10.94263    $11.18539            0
   01/01/2013 to 12/31/2013...........  $11.18539    $10.90130            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.02740      908,730
   01/01/2009 to 12/31/2009...........  $12.02740    $11.08899      916,869
   01/01/2010 to 12/31/2010...........  $11.08899    $12.09943      638,577
   01/01/2011 to 12/31/2011...........  $12.09943    $13.48663      417,534
   01/01/2012 to 12/31/2012...........  $13.48663    $13.99125      309,874
   01/01/2013 to 12/31/2013...........  $13.99125    $13.29882      240,935
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.09626      612,585
   01/01/2009 to 12/31/2009...........  $12.09626    $10.95660      502,389
   01/01/2010 to 12/31/2010...........  $10.95660    $11.97397      373,713
   01/01/2011 to 12/31/2011...........  $11.97397    $13.62798      248,886
   01/01/2012 to 12/31/2012...........  $13.62798    $14.15708      157,119
   01/01/2013 to 12/31/2013...........  $14.15708    $13.22184      124,785
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 8.78306       52,681
   01/01/2010 to 12/31/2010...........  $ 8.78306    $ 9.64023      528,085
   01/01/2011 to 12/31/2011...........  $ 9.64023    $11.22759      101,117
   01/01/2012 to 12/31/2012...........  $11.22759    $11.71417        9,380
   01/01/2013 to 12/31/2013...........  $11.71417    $10.74672            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99794    $11.00110      778,013
   01/01/2011 to 12/31/2011...........  $11.00110    $12.98795      542,945
   01/01/2012 to 12/31/2012...........  $12.98795    $13.61130       65,573
   01/01/2013 to 12/31/2013...........  $13.61130    $12.42241            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99845    $12.01256       796,652
   01/01/2012 to 12/31/2012...........  $12.01256    $12.47759       808,569
   01/01/2013 to 12/31/2013...........  $12.47759    $11.05160        53,913
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99794    $10.39215       645,445
   01/01/2013 to 12/31/2013...........  $10.39215    $ 9.15827     1,789,579
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99897    $ 8.74369     1,232,761
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.51837    $11.16214       696,836
   01/01/2007 to 12/31/2007...........  $11.16214    $12.01860     1,899,240
   01/01/2008 to 12/31/2008...........  $12.01860    $ 7.67349     2,229,727
   01/01/2009 to 12/31/2009...........  $ 7.67349    $ 9.43787     2,245,693
   01/01/2010 to 12/31/2010...........  $ 9.43787    $10.50081     2,023,526
   01/01/2011 to 12/31/2011...........  $10.50081    $10.05525     1,946,932
   01/01/2012 to 12/31/2012...........  $10.05525    $11.22171     1,857,703
   01/01/2013 to 12/31/2013...........  $11.22171    $13.51022     1,643,119
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99845    $11.64134             0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.14998    $16.09509             0
   01/01/2007 to 12/31/2007...........  $16.09509    $12.64447             0
   01/01/2008 to 12/31/2008...........  $12.64447    $ 8.05893         9,851
   01/01/2009 to 12/31/2009...........  $ 8.05893    $10.43374         8,691
   01/01/2010 to 12/31/2010...........  $10.43374    $13.17714         3,507
   01/01/2011 to 12/31/2011...........  $13.17714    $13.78398         3,870
   01/01/2012 to 12/31/2012...........  $13.78398    $15.60270         5,097
   01/01/2013 to 12/31/2013...........  $15.60270    $15.79154           984
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.25302    $11.76968             0
   01/01/2007 to 12/31/2007...........  $11.76968    $ 9.49700             0
   01/01/2008 to 07/18/2008...........  $ 9.49700    $ 8.69104             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $ 9.67493        11,768

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.19699    $12.11939            0
   01/01/2007 to 12/31/2007...........  $12.11939    $13.22558            0
   01/01/2008 to 12/31/2008...........  $13.22558    $ 7.25607        1,509
   01/01/2009 to 12/31/2009...........  $ 7.25607    $ 9.44657        5,695
   01/01/2010 to 12/31/2010...........  $ 9.44657    $12.28759        4,281
   01/01/2011 to 12/31/2011...........  $12.28759    $10.47763       13,701
   01/01/2012 to 12/31/2012...........  $10.47763    $12.34599       16,108
   01/01/2013 to 12/31/2013...........  $12.34599    $17.06049        8,268
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10354    $ 7.49581       15,170
   01/01/2009 to 12/31/2009...........  $ 7.49581    $ 8.91773       61,566
   01/01/2010 to 12/31/2010...........  $ 8.91773    $ 9.91745       36,229
   01/01/2011 to 12/31/2011...........  $ 9.91745    $ 9.49220       35,462
   01/01/2012 to 12/31/2012...........  $ 9.49220    $10.58502       41,888
   01/01/2013 to 12/31/2013...........  $10.58502    $12.38466       17,105
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04664    $10.56241      121,250
   01/01/2007 to 12/31/2007...........  $10.56241    $11.25138      309,496
   01/01/2008 to 12/31/2008...........  $11.25138    $ 7.23357      379,589
   01/01/2009 to 12/31/2009...........  $ 7.23357    $ 8.79176      378,198
   01/01/2010 to 12/31/2010...........  $ 8.79176    $ 9.86717      341,078
   01/01/2011 to 12/31/2011...........  $ 9.86717    $ 9.53771      337,060
   01/01/2012 to 12/31/2012...........  $ 9.53771    $10.35497      285,270
   01/01/2013 to 12/31/2013...........  $10.35497    $11.66190      234,210
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99846    $ 7.46564       13,054
   01/01/2009 to 11/13/2009...........  $ 7.46564    $ 8.33415            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.73228       86,013
   01/01/2013 to 12/31/2013...........  $10.73228    $13.10969       65,316
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $10.80048            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17514    $ 6.10747        2,748
   01/01/2009 to 12/31/2009...........  $ 6.10747    $ 8.09735        2,393
   01/01/2010 to 12/31/2010...........  $ 8.09735    $ 9.55158          790
   01/01/2011 to 12/31/2011...........  $ 9.55158    $ 8.90131        1,108
   01/01/2012 to 12/31/2012...........  $ 8.90131    $11.07650        1,022
   01/01/2013 to 12/31/2013...........  $11.07650    $11.34251          273

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.24704    $11.59121            0
   01/01/2007 to 12/31/2007...........  $11.59121    $12.96551            0
   01/01/2008 to 12/31/2008...........  $12.96551    $ 7.59977        3,911
   01/01/2009 to 12/31/2009...........  $ 7.59977    $11.14229       10,548
   01/01/2010 to 12/31/2010...........  $11.14229    $12.05954        7,145
   01/01/2011 to 12/31/2011...........  $12.05954    $11.36664        3,942
   01/01/2012 to 12/31/2012...........  $11.36664    $13.35906        3,761
   01/01/2013 to 12/31/2013...........  $13.35906    $17.00888        1,347
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.65822    $11.79214            0
   01/01/2007 to 12/31/2007...........  $11.79214    $12.16446            0
   01/01/2008 to 12/31/2008...........  $12.16446    $ 7.08000        5,343
   01/01/2009 to 12/31/2009...........  $ 7.08000    $ 8.28115       30,196
   01/01/2010 to 12/31/2010...........  $ 8.28115    $ 9.17397       15,172
   01/01/2011 to 12/31/2011...........  $ 9.17397    $ 8.50626        7,106
   01/01/2012 to 12/31/2012...........  $ 8.50626    $ 9.98923        5,872
   01/01/2013 to 12/31/2013...........  $ 9.98923    $13.09110        2,585
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.12778    $11.01205            0
   01/01/2007 to 12/31/2007...........  $11.01205    $12.89631            0
   01/01/2008 to 12/31/2008...........  $12.89631    $ 7.49295        9,127
   01/01/2009 to 12/31/2009...........  $ 7.49295    $11.55150       13,822
   01/01/2010 to 12/31/2010...........  $11.55150    $13.58365        7,756
   01/01/2011 to 12/31/2011...........  $13.58365    $12.93390        7,709
   01/01/2012 to 12/31/2012...........  $12.93390    $15.18202       10,353
   01/01/2013 to 12/31/2013...........  $15.18202    $19.69518        4,195
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08922    $ 7.60464       49,973
   01/01/2009 to 12/31/2009...........  $ 7.60464    $ 9.20795      113,191
   01/01/2010 to 12/31/2010...........  $ 9.20795    $10.08437       82,518
   01/01/2011 to 12/31/2011...........  $10.08437    $ 9.84640       80,266
   01/01/2012 to 12/31/2012...........  $ 9.84640    $10.64133       95,403
   01/01/2013 to 12/31/2013...........  $10.64133    $11.46849       23,556
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03334    $ 7.63187        5,133
   01/01/2009 to 12/31/2009...........  $ 7.63187    $ 9.50032        8,060
   01/01/2010 to 12/31/2010...........  $ 9.50032    $11.81873        5,086
   01/01/2011 to 12/31/2011...........  $11.81873    $11.74963        5,080
   01/01/2012 to 12/31/2012...........  $11.74963    $13.33932        5,571
   01/01/2013 to 12/31/2013...........  $13.33932    $18.17136        2,491

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.55276    $12.77562            0
   01/01/2007 to 12/31/2007...........  $12.77562    $12.68399            0
   01/01/2008 to 12/31/2008...........  $12.68399    $ 7.80431        2,713
   01/01/2009 to 12/31/2009...........  $ 7.80431    $ 9.05722        4,853
   01/01/2010 to 12/31/2010...........  $ 9.05722    $ 9.99424        4,901
   01/01/2011 to 12/31/2011...........  $ 9.99424    $ 9.75979        5,672
   01/01/2012 to 12/31/2012...........  $ 9.75979    $10.86104        5,536
   01/01/2013 to 12/31/2013...........  $10.86104    $14.34953        1,701
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.09677    $10.65578            0
   01/01/2007 to 12/31/2007...........  $10.65578    $10.71545            0
   01/01/2008 to 12/31/2008...........  $10.71545    $ 7.82946        1,151
   01/01/2009 to 12/31/2009...........  $ 7.82946    $10.41539       49,084
   01/01/2010 to 12/31/2010...........  $10.41539    $11.60106       33,309
   01/01/2011 to 12/31/2011...........  $11.60106    $11.74628       21,046
   01/01/2012 to 12/31/2012...........  $11.74628    $13.12633       24,311
   01/01/2013 to 12/31/2013...........  $13.12633    $13.80651       11,540
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99197    $10.59108            0
   01/01/2007 to 12/31/2007...........  $10.59108    $12.37266            0
   01/01/2008 to 12/31/2008...........  $12.37266    $ 6.04263        1,782
   01/01/2009 to 12/31/2009...........  $ 6.04263    $ 8.02258       13,561
   01/01/2010 to 12/31/2010...........  $ 8.02258    $ 9.01442        7,898
   01/01/2011 to 12/31/2011...........  $ 9.01442    $ 7.70310        8,637
   01/01/2012 to 12/31/2012...........  $ 7.70310    $ 9.09880        8,392
   01/01/2013 to 12/31/2013...........  $ 9.09880    $10.63067        2,961
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01012    $10.85384            0
   01/01/2007 to 12/31/2007...........  $10.85384    $12.54671            0
   01/01/2008 to 12/31/2008...........  $12.54671    $ 6.89463       10,844
   01/01/2009 to 12/31/2009...........  $ 6.89463    $ 8.82960       22,418
   01/01/2010 to 12/31/2010...........  $ 8.82960    $ 9.62539       16,474
   01/01/2011 to 12/31/2011...........  $ 9.62539    $ 8.26071       16,303
   01/01/2012 to 12/31/2012...........  $ 8.26071    $ 9.45839       15,360
   01/01/2013 to 12/31/2013...........  $ 9.45839    $11.08897        5,818
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99846    $10.71068       24,477
   01/01/2009 to 12/31/2009...........  $10.71068    $11.69915       14,887
   01/01/2010 to 12/31/2010...........  $11.69915    $12.72222       11,223
   01/01/2011 to 12/31/2011...........  $12.72222    $14.03915       16,098
   01/01/2012 to 12/31/2012...........  $14.03915    $15.07214       13,637
   01/01/2013 to 12/31/2013...........  $15.07214    $14.32043       13,734

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11173    $ 7.12925       38,557
   01/01/2009 to 12/31/2009...........  $ 7.12925    $ 8.86201       99,298
   01/01/2010 to 12/31/2010...........  $ 8.86201    $ 9.89847       78,485
   01/01/2011 to 12/31/2011...........  $ 9.89847    $ 9.65878       61,451
   01/01/2012 to 12/31/2012...........  $ 9.65878    $10.76599       59,132
   01/01/2013 to 12/31/2013...........  $10.76599    $12.28543       20,383
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.12272    $12.81320            0
   01/01/2007 to 12/31/2007...........  $12.81320    $13.75995            0
   01/01/2008 to 12/31/2008...........  $13.75995    $ 7.91534        6,935
   01/01/2009 to 12/31/2009...........  $ 7.91534    $10.55484        9,198
   01/01/2010 to 12/31/2010...........  $10.55484    $11.10084        6,600
   01/01/2011 to 12/31/2011...........  $11.10084    $ 9.89724        7,745
   01/01/2012 to 12/31/2012...........  $ 9.89724    $11.84030        9,100
   01/01/2013 to 12/31/2013...........  $11.84030    $13.40435        2,317
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.95216    $11.56456            0
   01/01/2007 to 12/31/2007...........  $11.56456    $11.56821       25,715
   01/01/2008 to 12/31/2008...........  $11.56821    $ 9.35251      273,549
   01/01/2009 to 12/31/2009...........  $ 9.35251    $11.19913      328,421
   01/01/2010 to 12/31/2010...........  $11.19913    $11.79468      251,199
   01/01/2011 to 12/31/2011...........  $11.79468    $11.60212      252,094
   01/01/2012 to 12/31/2012...........  $11.60212    $12.60601      248,049
   01/01/2013 to 12/31/2013...........  $12.60601    $13.73586      186,683
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08384    $10.28767            0
   01/01/2010 to 12/31/2010...........  $10.28767    $11.23842        1,490
   01/01/2011 to 12/31/2011...........  $11.23842    $11.10228            0
   01/01/2012 to 12/31/2012...........  $11.10228    $12.54958            0
   01/01/2013 to 12/31/2013...........  $12.54958    $16.81014            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14522    $10.29744            0
   01/01/2010 to 12/31/2010...........  $10.29744    $11.49224            0
   01/01/2011 to 12/31/2011...........  $11.49224    $10.61596            0
   01/01/2012 to 12/31/2012...........  $10.61596    $11.79636            0
   01/01/2013 to 12/31/2013...........  $11.79636    $15.21484            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.09247    $12.24906            0
   01/01/2007 to 12/31/2007...........  $12.24906    $11.66043            0
   01/01/2008 to 12/31/2008...........  $11.66043    $ 6.69520        1,581
   01/01/2009 to 12/31/2009...........  $ 6.69520    $ 7.84723       14,755
   01/01/2010 to 12/31/2010...........  $ 7.84723    $ 8.71427       10,313
   01/01/2011 to 12/31/2011...........  $ 8.71427    $ 8.19415        8,564
   01/01/2012 to 12/31/2012...........  $ 8.19415    $ 9.39903        8,999
   01/01/2013 to 12/31/2013...........  $ 9.39903    $12.90063        4,242

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.16512    $11.45220            0
   01/01/2007 to 12/31/2007...........  $11.45220    $12.91932            0
   01/01/2008 to 12/31/2008...........  $12.91932    $ 7.14281       15,581
   01/01/2009 to 12/31/2009...........  $ 7.14281    $ 9.09565       56,039
   01/01/2010 to 12/31/2010...........  $ 9.09565    $10.68915       33,904
   01/01/2011 to 12/31/2011...........  $10.68915    $10.39424       22,708
   01/01/2012 to 12/31/2012...........  $10.39424    $11.45130       28,171
   01/01/2013 to 12/31/2013...........  $11.45130    $15.35214       12,432
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.22221    $10.70056            0
   01/01/2007 to 12/31/2007...........  $10.70056    $11.13919            0
   01/01/2008 to 12/31/2008...........  $11.13919    $ 8.38953        2,464
   01/01/2009 to 12/31/2009...........  $ 8.38953    $11.08201        2,690
   01/01/2010 to 12/31/2010...........  $11.08201    $12.33428        4,006
   01/01/2011 to 12/31/2011...........  $12.33428    $13.33584        1,519
   01/01/2012 to 12/31/2012...........  $13.33584    $13.86283        1,530
   01/01/2013 to 12/31/2013...........  $13.86283    $13.33228          381
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.45716    $12.75677            0
   01/01/2007 to 12/31/2007...........  $12.75677    $13.69463            0
   01/01/2008 to 12/31/2008...........  $13.69463    $ 8.87094        3,583
   01/01/2009 to 12/31/2009...........  $ 8.87094    $11.44852        7,611
   01/01/2010 to 12/31/2010...........  $11.44852    $12.58852        5,988
   01/01/2011 to 12/31/2011...........  $12.58852    $11.96714        4,538
   01/01/2012 to 12/31/2012...........  $11.96714    $14.45384        3,848
   01/01/2013 to 12/31/2013...........  $14.45384    $18.10409        1,453
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06858    $11.55696            0
   01/01/2007 to 12/31/2007...........  $11.55696    $13.05382            0
   01/01/2008 to 12/31/2008...........  $13.05382    $ 8.15973        3,727
   01/01/2009 to 12/31/2009...........  $ 8.15973    $ 9.95377        8,768
   01/01/2010 to 12/31/2010...........  $ 9.95377    $11.01704        6,989
   01/01/2011 to 12/31/2011...........  $11.01704    $10.74757        5,292
   01/01/2012 to 12/31/2012...........  $10.74757    $12.34872        6,391
   01/01/2013 to 12/31/2013...........  $12.34872    $16.56683        2,626
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99846    $10.18849            0
   01/01/2013 to 12/31/2013...........  $10.18849    $13.44856            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07117    $11.58488            0
   01/01/2007 to 12/31/2007...........  $11.58488    $11.68066            0
   01/01/2008 to 12/31/2008...........  $11.68066    $ 7.09254        1,439
   01/01/2009 to 12/31/2009...........  $ 7.09254    $ 9.66687       28,148
   01/01/2010 to 12/31/2010...........  $ 9.66687    $11.72633       16,543
   01/01/2011 to 12/31/2011...........  $11.72633    $11.11083       11,234
   01/01/2012 to 12/31/2012...........  $11.11083    $12.91074       14,257
   01/01/2013 to 12/31/2013...........  $12.91074    $16.77719        6,841
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99963    $10.19448            0
   01/01/2007 to 12/31/2007...........  $10.19448    $10.49408            0
   01/01/2008 to 12/31/2008...........  $10.49408    $10.55683       94,326
   01/01/2009 to 12/31/2009...........  $10.55683    $10.38554       54,281
   01/01/2010 to 12/31/2010...........  $10.38554    $10.19444       18,279
   01/01/2011 to 12/31/2011...........  $10.19444    $10.00685       16,458
   01/01/2012 to 12/31/2012...........  $10.00685    $ 9.82027       13,241
   01/01/2013 to 12/31/2013...........  $ 9.82027    $ 9.63721          991
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.67846    $11.80784            0
   01/01/2007 to 12/31/2007...........  $11.80784    $11.95373            0
   01/01/2008 to 12/31/2008...........  $11.95373    $ 6.77336        2,956
   01/01/2009 to 12/31/2009...........  $ 6.77336    $ 9.34880       17,896
   01/01/2010 to 12/31/2010...........  $ 9.34880    $11.32466       14,503
   01/01/2011 to 12/31/2011...........  $11.32466    $10.83771       11,103
   01/01/2012 to 12/31/2012...........  $10.83771    $12.45694       12,217
   01/01/2013 to 12/31/2013...........  $12.45694    $17.36010        5,910
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02836    $10.06695            0
   01/01/2012 to 12/31/2012...........  $10.06695    $10.36040            0
   01/01/2013 to 12/31/2013...........  $10.36040    $ 9.87920            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.38451    $12.66399            0
   01/01/2007 to 12/31/2007...........  $12.66399    $15.18589            0
   01/01/2008 to 12/31/2008...........  $15.18589    $ 8.46708       14,630
   01/01/2009 to 12/31/2009...........  $ 8.46708    $10.78443       42,729
   01/01/2010 to 12/31/2010...........  $10.78443    $13.61848       28,666
   01/01/2011 to 12/31/2011...........  $13.61848    $13.59037       20,588
   01/01/2012 to 12/31/2012...........  $13.59037    $14.98812       23,979
   01/01/2013 to 12/31/2013...........  $14.98812    $19.50534       11,680

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.52092    $10.88374            0
   01/01/2007 to 12/31/2007...........  $10.88374    $12.67848            0
   01/01/2008 to 12/31/2008...........  $12.67848    $ 7.14915        4,676
   01/01/2009 to 12/31/2009...........  $ 7.14915    $ 8.59892       16,244
   01/01/2010 to 12/31/2010...........  $ 8.59892    $10.14886       12,972
   01/01/2011 to 04/29/2011...........  $10.14886    $11.37547            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.30845       33,604
   01/01/2013 to 12/31/2013...........  $10.30845    $12.02970       16,474
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10120    $ 5.56843        1,933
   01/01/2009 to 12/31/2009...........  $ 5.56843    $ 9.09942       16,312
   01/01/2010 to 12/31/2010...........  $ 9.09942    $10.91854        5,348
   01/01/2011 to 12/31/2011...........  $10.91854    $ 8.54304        3,318
   01/01/2012 to 12/31/2012...........  $ 8.54304    $ 9.88663        4,708
   01/01/2013 to 12/31/2013...........  $ 9.88663    $ 9.72394          710
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04974    $10.22695            0
   01/01/2007 to 12/31/2007...........  $10.22695    $10.71750            0
   01/01/2008 to 12/31/2008...........  $10.71750    $10.63495       19,268
   01/01/2009 to 12/31/2009...........  $10.63495    $11.50428       41,221
   01/01/2010 to 12/31/2010...........  $11.50428    $11.72999       18,507
   01/01/2011 to 12/31/2011...........  $11.72999    $11.77036       19,340
   01/01/2012 to 12/31/2012...........  $11.77036    $12.09290       19,762
   01/01/2013 to 12/31/2013...........  $12.09290    $11.60948          422
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97111    $10.28859            0
   01/01/2007 to 12/31/2007...........  $10.28859    $10.93452            0
   01/01/2008 to 12/31/2008...........  $10.93452    $10.48811       31,330
   01/01/2009 to 12/31/2009...........  $10.48811    $11.99359       31,097
   01/01/2010 to 12/31/2010...........  $11.99359    $12.67844       20,172
   01/01/2011 to 12/31/2011...........  $12.67844    $12.83777       21,424
   01/01/2012 to 12/31/2012...........  $12.83777    $13.77245       21,874
   01/01/2013 to 12/31/2013...........  $13.77245    $13.26724        3,916
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.20074    $10.63282       33,620
   01/01/2007 to 12/31/2007...........  $10.63282    $11.34340      192,633
   01/01/2008 to 12/31/2008...........  $11.34340    $ 8.96271      449,801
   01/01/2009 to 12/31/2009...........  $ 8.96271    $10.55805      571,094
   01/01/2010 to 12/31/2010...........  $10.55805    $11.45661      532,128
   01/01/2011 to 12/31/2011...........  $11.45661    $11.35524      569,993
   01/01/2012 to 12/31/2012...........  $11.35524    $12.29917      539,869
   01/01/2013 to 12/31/2013...........  $12.29917    $13.18173      476,198

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01837    $10.06686            0
   01/01/2012 to 12/31/2012...........  $10.06686    $10.58122            0
   01/01/2013 to 12/31/2013...........  $10.58122    $10.14377            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16637    $10.46392      160,806
   01/01/2007 to 12/31/2007...........  $10.46392    $11.44013      410,282
   01/01/2008 to 12/31/2008...........  $11.44013    $ 6.65616      642,820
   01/01/2009 to 12/31/2009...........  $ 6.65616    $ 8.22871      589,986
   01/01/2010 to 12/31/2010...........  $ 8.22871    $ 9.61112      493,311
   01/01/2011 to 12/31/2011...........  $ 9.61112    $ 8.84603      472,345
   01/01/2012 to 12/31/2012...........  $ 8.84603    $ 9.80252      433,588
   01/01/2013 to 12/31/2013...........  $ 9.80252    $11.25762      368,837
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.65212    $11.47106            0
   01/01/2007 to 12/31/2007...........  $11.47106    $11.49052            0
   01/01/2008 to 12/31/2008...........  $11.49052    $ 6.91030        5,311
   01/01/2009 to 12/31/2009...........  $ 6.91030    $ 8.26135       10,516
   01/01/2010 to 12/31/2010...........  $ 8.26135    $ 9.32751        4,285
   01/01/2011 to 12/31/2011...........  $ 9.32751    $ 9.47038        4,080
   01/01/2012 to 12/31/2012...........  $ 9.47038    $11.04111        4,718
   01/01/2013 to 12/31/2013...........  $11.04111    $14.34896        2,347
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99845    $ 8.88686            0
   01/01/2012 to 12/31/2012...........  $ 8.88686    $ 9.86852            0
   01/01/2013 to 12/31/2013...........  $ 9.86852    $11.85371            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08104    $ 7.33582       41,079
   01/01/2009 to 12/31/2009...........  $ 7.33582    $ 8.88278       91,896
   01/01/2010 to 12/31/2010...........  $ 8.88278    $ 9.75608       50,495
   01/01/2011 to 12/31/2011...........  $ 9.75608    $ 9.40046       54,420
   01/01/2012 to 12/31/2012...........  $ 9.40046    $10.17351       57,843
   01/01/2013 to 12/31/2013...........  $10.17351    $11.22577       25,721
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09921    $ 6.68783       24,912
   01/01/2009 to 12/31/2009...........  $ 6.68783    $ 8.32531       51,339
   01/01/2010 to 12/31/2010...........  $ 8.32531    $ 9.34197       31,889
   01/01/2011 to 12/31/2011...........  $ 9.34197    $ 8.94898       31,999
   01/01/2012 to 12/31/2012...........  $ 8.94898    $10.17832       32,967
   01/01/2013 to 12/31/2013...........  $10.17832    $11.79258       22,243

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.48067    $11.08163            0
   01/01/2007 to 12/31/2007...........  $11.08163    $11.84385       10,279
   01/01/2008 to 12/31/2008...........  $11.84385    $ 8.11373       62,844
   01/01/2009 to 12/31/2009...........  $ 8.11373    $10.14527       69,894
   01/01/2010 to 12/31/2010...........  $10.14527    $11.13210       55,900
   01/01/2011 to 12/31/2011...........  $11.13210    $10.55553       57,513
   01/01/2012 to 12/31/2012...........  $10.55553    $11.51210       52,320
   01/01/2013 to 12/31/2013...........  $11.51210    $12.92428       29,938
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90494    $ 9.89897            0
   01/01/2007 to 12/31/2007...........  $ 9.89897    $10.40798            0
   01/01/2008 to 12/31/2008...........  $10.40798    $ 6.63894        2,891
   01/01/2009 to 12/31/2009...........  $ 6.63894    $ 8.72427        7,195
   01/01/2010 to 12/31/2010...........  $ 8.72427    $11.67952        5,573
   01/01/2011 to 12/31/2011...........  $11.67952    $11.34980        5,908
   01/01/2012 to 12/31/2012...........  $11.34980    $12.49402        5,867
   01/01/2013 to 12/31/2013...........  $12.49402    $16.57375        2,578
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.97289    $12.51865            0
   01/01/2007 to 12/31/2007...........  $12.51865    $11.59499            0
   01/01/2008 to 12/31/2008...........  $11.59499    $ 7.99717        1,428
   01/01/2009 to 12/31/2009...........  $ 7.99717    $ 9.96698       49,384
   01/01/2010 to 12/31/2010...........  $ 9.96698    $12.32368       32,174
   01/01/2011 to 12/31/2011...........  $12.32368    $11.37136       21,942
   01/01/2012 to 12/31/2012...........  $11.37136    $13.18554       26,348
   01/01/2013 to 12/31/2013...........  $13.18554    $17.77929       12,595
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.71510    $11.41015            0
   01/01/2007 to 12/31/2007...........  $11.41015    $11.90429      216,312
   01/01/2008 to 12/31/2008...........  $11.90429    $ 8.65127      350,657
   01/01/2009 to 12/31/2009...........  $ 8.65127    $10.53936      325,608
   01/01/2010 to 12/31/2010...........  $10.53936    $11.53594      283,411
   01/01/2011 to 12/31/2011...........  $11.53594    $11.54580      276,802
   01/01/2012 to 12/31/2012...........  $11.54580    $12.85936      244,233
   01/01/2013 to 12/31/2013...........  $12.85936    $14.74391      195,852
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.03110    $12.25615            0
   01/01/2007 to 12/31/2007...........  $12.25615    $11.59745            0
   01/01/2008 to 12/31/2008...........  $11.59745    $ 6.61400        1,700
   01/01/2009 to 12/31/2009...........  $ 6.61400    $ 8.03515        9,760
   01/01/2010 to 12/31/2010...........  $ 8.03515    $ 8.92968        6,217
   01/01/2011 to 12/31/2011...........  $ 8.92968    $ 8.61982        5,409
   01/01/2012 to 12/31/2012...........  $ 8.61982    $ 9.91807        5,686
   01/01/2013 to 12/31/2013...........  $ 9.91807    $12.62254        2,050

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93997    $10.45186            0
   01/01/2007 to 12/31/2007...........  $10.45186    $11.10054            0
   01/01/2008 to 12/31/2008...........  $11.10054    $ 6.47415       12,329
   01/01/2009 to 12/31/2009...........  $ 6.47415    $ 9.74439       29,435
   01/01/2010 to 12/31/2010...........  $ 9.74439    $11.07477       16,781
   01/01/2011 to 12/31/2011...........  $11.07477    $10.68434       12,712
   01/01/2012 to 12/31/2012...........  $10.68434    $12.32839       10,860
   01/01/2013 to 12/31/2013...........  $12.32839    $17.42511        5,552
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.77422    $13.32198            0
   01/01/2007 to 12/31/2007...........  $13.32198    $18.36788            0
   01/01/2008 to 12/31/2008...........  $18.36788    $ 9.01490       30,349
   01/01/2009 to 12/31/2009...........  $ 9.01490    $13.21257       89,197
   01/01/2010 to 12/31/2010...........  $13.21257    $15.61837       60,070
   01/01/2011 to 12/31/2011...........  $15.61837    $13.04089       42,405
   01/01/2012 to 12/31/2012...........  $13.04089    $13.26007       51,693
   01/01/2013 to 12/31/2013...........  $13.26007    $15.01427       20,011
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.55493    $ 9.83592            0
   01/01/2007 to 12/31/2007...........  $ 9.83592    $10.58257            0
   01/01/2008 to 12/31/2008...........  $10.58257    $10.13233        6,502
   01/01/2009 to 12/31/2009...........  $10.13233    $11.14805        5,761
   01/01/2010 to 12/31/2010...........  $11.14805    $11.56854        3,971
   01/01/2011 to 12/31/2011...........  $11.56854    $11.82135        3,893
   01/01/2012 to 12/31/2012...........  $11.82135    $12.20681        4,144
   01/01/2013 to 12/31/2013...........  $12.20681    $11.52960          558
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63747    $11.34830            0
   01/01/2007 to 12/31/2007...........  $11.34830    $12.20009            0
   01/01/2008 to 12/31/2008...........  $12.20009    $ 6.90477       69,425
   01/01/2009 to 12/31/2009...........  $ 6.90477    $ 8.70257      141,530
   01/01/2010 to 12/31/2010...........  $ 8.70257    $ 9.79034       88,029
   01/01/2011 to 12/31/2011...........  $ 9.79034    $ 9.27604       79,563
   01/01/2012 to 12/31/2012...........  $ 9.27604    $10.10482       87,625
   01/01/2013 to 12/31/2013...........  $10.10482    $11.94966       45,418
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99845    $ 9.97679            0
   01/01/2008 to 12/31/2008...........  $ 9.97679    $ 9.28052        9,674
   01/01/2009 to 12/31/2009...........  $ 9.28052    $10.16667        2,874
   01/01/2010 to 12/31/2010...........  $10.16667    $10.75520        1,992
   01/01/2011 to 12/31/2011...........  $10.75520    $11.19085        1,955
   01/01/2012 to 12/31/2012...........  $11.19085    $11.84431        2,190
   01/01/2013 to 12/31/2013...........  $11.84431    $11.44990          896
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07805    $ 6.63306       45,571
   01/01/2009 to 12/31/2009...........  $ 6.63306    $ 8.46640       95,074
   01/01/2010 to 12/31/2010...........  $ 8.46640    $ 9.15945       88,928
   01/01/2011 to 12/31/2011...........  $ 9.15945    $ 8.83880       87,969
   01/01/2012 to 09/21/2012...........  $ 8.83880    $ 9.88665            0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (1.95%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02472    $12.22943       595,052
   01/01/2010 to 12/31/2010...........  $12.22943    $13.43083     1,021,433
   01/01/2011 to 12/31/2011...........  $13.43083    $12.82397       828,559
   01/01/2012 to 12/31/2012...........  $12.82397    $14.15903       950,321
   01/01/2013 to 12/31/2013...........  $14.15903    $15.27338       900,982
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03706    $12.42655       372,398
   01/01/2010 to 12/31/2010...........  $12.42655    $13.85960       564,010
   01/01/2011 to 12/31/2011...........  $13.85960    $13.61010       468,521
   01/01/2012 to 12/31/2012...........  $13.61010    $15.17148       548,458
   01/01/2013 to 12/31/2013...........  $15.17148    $17.34521       559,457
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07572    $12.47459        30,817
   01/01/2010 to 12/31/2010...........  $12.47459    $13.93020        41,386
   01/01/2011 to 12/31/2011...........  $13.93020    $14.15216        38,242
   01/01/2012 to 05/04/2012...........  $14.15216    $15.36293             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02354    $12.05401     1,006,959
   01/01/2010 to 12/31/2010...........  $12.05401    $13.27946     1,632,326
   01/01/2011 to 12/31/2011...........  $13.27946    $12.86748     1,415,567
   01/01/2012 to 12/31/2012...........  $12.86748    $14.19558     1,512,240
   01/01/2013 to 12/31/2013...........  $14.19558    $16.38146     1,444,304
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99841    $ 9.15050        15,934
   01/01/2012 to 12/31/2012...........  $ 9.15050    $10.04289         3,546
   01/01/2013 to 12/31/2013...........  $10.04289    $10.92007        12,884
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99841    $10.48099         8,824

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........  $ 9.93825    $ 9.61926         0
   01/01/2010 to 12/31/2010...........  $ 9.61926    $10.43325         0
   01/01/2011 to 12/31/2011...........  $10.43325    $11.22044         0
   01/01/2012 to 12/31/2012...........  $11.22044    $11.46376         0
   01/01/2013 to 12/31/2013...........  $11.46376    $11.16721         0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........  $ 9.92268    $ 9.68544         0
   01/01/2010 to 12/31/2010...........  $ 9.68544    $10.56279         0
   01/01/2011 to 12/31/2011...........  $10.56279    $11.76803         0
   01/01/2012 to 12/31/2012...........  $11.76803    $12.20245         0
   01/01/2013 to 12/31/2013...........  $12.20245    $11.59285         0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........  $ 9.90545    $ 9.58605         0
   01/01/2010 to 12/31/2010...........  $ 9.58605    $10.47099         0
   01/01/2011 to 12/31/2011...........  $10.47099    $11.91160         0
   01/01/2012 to 12/31/2012...........  $11.91160    $12.36802         0
   01/01/2013 to 12/31/2013...........  $12.36802    $11.54539         0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........  $ 9.88417    $ 9.26066         0
   01/01/2010 to 12/31/2010...........  $ 9.26066    $10.15943         0
   01/01/2011 to 12/31/2011...........  $10.15943    $11.82650         0
   01/01/2012 to 12/31/2012...........  $11.82650    $12.33296         0
   01/01/2013 to 12/31/2013...........  $12.33296    $11.30886         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99788    $10.99580         0
   01/01/2011 to 12/31/2011...........  $10.99580    $12.97540         0
   01/01/2012 to 12/31/2012...........  $12.97540    $13.59152         0
   01/01/2013 to 12/31/2013...........  $13.59152    $12.39824         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99841    $12.00688         0
   01/01/2012 to 12/31/2012...........  $12.00688    $12.46547         0
   01/01/2013 to 12/31/2013...........  $12.46547    $11.03543         0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99789    $10.38704         0
   01/01/2013 to 12/31/2013...........  $10.38704    $ 9.14921         0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99894    $ 8.73945         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03884    $12.32315       913,717
   01/01/2010 to 12/31/2010...........  $12.32315    $13.70422     1,318,792
   01/01/2011 to 12/31/2011...........  $13.70422    $13.11625       991,497
   01/01/2012 to 12/31/2012...........  $13.11625    $14.63036     1,179,396
   01/01/2013 to 12/31/2013...........  $14.63036    $17.60529     1,214,857
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99841    $11.63640         2,132
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.61486    $14.52687        11,348
   01/01/2010 to 12/31/2010...........  $14.52687    $18.33755        14,638
   01/01/2011 to 12/31/2011...........  $18.33755    $19.17281         8,818
   01/01/2012 to 12/31/2012...........  $19.17281    $21.69183         9,357
   01/01/2013 to 12/31/2013...........  $21.69183    $21.94358        16,861
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99841    $ 9.67177             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98067    $12.99734         4,658
   01/01/2010 to 12/31/2010...........  $12.99734    $16.89809         8,552
   01/01/2011 to 12/31/2011...........  $16.89809    $14.40189        11,920
   01/01/2012 to 12/31/2012...........  $14.40189    $16.96161        15,932
   01/01/2013 to 12/31/2013...........  $16.96161    $23.42720        14,048
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02694    $11.98361        71,930
   01/01/2010 to 12/31/2010...........  $11.98361    $13.32052       133,699
   01/01/2011 to 12/31/2011...........  $13.32052    $12.74316        91,820
   01/01/2012 to 12/31/2012...........  $12.74316    $14.20334       132,362
   01/01/2013 to 12/31/2013...........  $14.20334    $16.60998       151,813
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.01321    $12.30994       248,232
   01/01/2010 to 12/31/2010...........  $12.30994    $13.80890       457,611
   01/01/2011 to 12/31/2011...........  $13.80890    $13.34133       398,299
   01/01/2012 to 12/31/2012...........  $13.34133    $14.47747       430,537
   01/01/2013 to 12/31/2013...........  $14.47747    $16.29666       384,413
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99842    $10.72870       619,637
   01/01/2013 to 12/31/2013...........  $10.72870    $13.09882       650,833
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99841    $10.79692        28,746

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.85947    $13.95016        3,523
   01/01/2010 to 12/31/2010...........  $13.95016    $16.44739        6,662
   01/01/2011 to 12/31/2011...........  $16.44739    $15.32029        4,661
   01/01/2012 to 12/31/2012...........  $15.32029    $19.05468        5,526
   01/01/2013 to 12/31/2013...........  $19.05468    $19.50272       11,710
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.04667    $12.85313       15,357
   01/01/2010 to 12/31/2010...........  $12.85313    $13.90429       27,247
   01/01/2011 to 12/31/2011...........  $13.90429    $13.09897       21,637
   01/01/2012 to 12/31/2012...........  $13.09897    $15.38733       23,054
   01/01/2013 to 12/31/2013...........  $15.38733    $19.58170       22,279
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.12468    $12.21751       70,714
   01/01/2010 to 12/31/2010...........  $12.21751    $13.52811       82,066
   01/01/2011 to 12/31/2011...........  $13.52811    $12.53734       47,798
   01/01/2012 to 12/31/2012...........  $12.53734    $14.71569       46,389
   01/01/2013 to 12/31/2013...........  $14.71569    $19.27594       46,958
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05971    $13.49906       26,343
   01/01/2010 to 12/31/2010...........  $13.49906    $15.86600       43,391
   01/01/2011 to 12/31/2011...........  $15.86600    $15.09953       35,555
   01/01/2012 to 12/31/2012...........  $15.09953    $17.71525       39,905
   01/01/2013 to 12/31/2013...........  $17.71525    $22.97023       47,316
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02472    $11.87199      282,056
   01/01/2010 to 12/31/2010...........  $11.87199    $12.99556      511,352
   01/01/2011 to 12/31/2011...........  $12.99556    $12.68275      467,260
   01/01/2012 to 12/31/2012...........  $12.68275    $13.69989      498,575
   01/01/2013 to 12/31/2013...........  $13.69989    $14.75766      412,899
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.95325    $12.77276       46,093
   01/01/2010 to 12/31/2010...........  $12.77276    $15.88201       53,748
   01/01/2011 to 12/31/2011...........  $15.88201    $15.78149       40,426
   01/01/2012 to 12/31/2012...........  $15.78149    $17.90792       41,625
   01/01/2013 to 12/31/2013...........  $17.90792    $24.38308       49,386

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.09832    $12.77034         7,607
   01/01/2010 to 12/31/2010...........  $12.77034    $14.08474         7,583
   01/01/2011 to 12/31/2011...........  $14.08474    $13.74775         4,514
   01/01/2012 to 12/31/2012...........  $13.74775    $15.29152         4,483
   01/01/2013 to 12/31/2013...........  $15.29152    $20.19327         4,695
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.01714    $12.52966        25,746
   01/01/2010 to 12/31/2010...........  $12.52966    $13.94919        31,564
   01/01/2011 to 12/31/2011...........  $13.94919    $14.11698        30,928
   01/01/2012 to 12/31/2012...........  $14.11698    $15.76773        36,287
   01/01/2013 to 12/31/2013...........  $15.76773    $16.57675        34,149
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.14326    $13.28533         3,647
   01/01/2010 to 12/31/2010...........  $13.28533    $14.92060         7,775
   01/01/2011 to 12/31/2011...........  $14.92060    $12.74401         7,548
   01/01/2012 to 12/31/2012...........  $12.74401    $15.04565         7,775
   01/01/2013 to 12/31/2013...........  $15.04565    $17.57026         5,459
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.11776    $13.11671         8,314
   01/01/2010 to 12/31/2010...........  $13.11671    $14.29181        20,080
   01/01/2011 to 12/31/2011...........  $14.29181    $12.25942        16,831
   01/01/2012 to 12/31/2012...........  $12.25942    $14.02985        16,449
   01/01/2013 to 12/31/2013...........  $14.02985    $16.44049        12,897
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98134    $10.85750             0
   01/01/2010 to 12/31/2010...........  $10.85750    $11.80119             4
   01/01/2011 to 12/31/2011...........  $11.80119    $13.01645     2,156,130
   01/01/2012 to 12/31/2012...........  $13.01645    $13.96741       802,828
   01/01/2013 to 12/31/2013...........  $13.96741    $13.26421       169,296
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.04108    $12.26108       156,056
   01/01/2010 to 12/31/2010...........  $12.26108    $13.68833       290,961
   01/01/2011 to 12/31/2011...........  $13.68833    $13.35045       254,430
   01/01/2012 to 12/31/2012...........  $13.35045    $14.87346       264,463
   01/01/2013 to 12/31/2013...........  $14.87346    $16.96442       258,815
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.12742    $13.60349        62,037
   01/01/2010 to 12/31/2010...........  $13.60349    $14.30022        83,132
   01/01/2011 to 12/31/2011...........  $14.30022    $12.74350        59,596
   01/01/2012 to 12/31/2012...........  $12.74350    $15.23803        64,202
   01/01/2013 to 12/31/2013...........  $15.23803    $17.24255        71,266

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07983    $11.67943      200,326
   01/01/2010 to 12/31/2010...........  $11.67943    $12.29454      198,793
   01/01/2011 to 12/31/2011...........  $12.29454    $12.08786      153,414
   01/01/2012 to 12/31/2012...........  $12.08786    $13.12718      198,892
   01/01/2013 to 12/31/2013...........  $13.12718    $14.29659      173,040
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08380    $10.28698            0
   01/01/2010 to 12/31/2010...........  $10.28698    $11.23222       12,805
   01/01/2011 to 12/31/2011...........  $11.23222    $11.09062       11,847
   01/01/2012 to 12/31/2012...........  $11.09062    $12.53028       21,641
   01/01/2013 to 12/31/2013...........  $12.53028    $16.77603       17,742
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14518    $10.29678        8,334
   01/01/2010 to 12/31/2010...........  $10.29678    $11.48598       21,000
   01/01/2011 to 12/31/2011...........  $11.48598    $10.60504       14,155
   01/01/2012 to 12/31/2012...........  $10.60504    $11.77847       22,666
   01/01/2013 to 12/31/2013...........  $11.77847    $15.18447       32,822
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.06270    $12.74667        8,054
   01/01/2010 to 12/31/2010...........  $12.74667    $14.14819       17,023
   01/01/2011 to 12/31/2011...........  $14.14819    $13.29726       13,999
   01/01/2012 to 12/31/2012...........  $13.29726    $15.24503       12,640
   01/01/2013 to 12/31/2013...........  $15.24503    $20.91410       11,978
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.00733    $12.72864       26,187
   01/01/2010 to 12/31/2010...........  $12.72864    $14.95140       49,095
   01/01/2011 to 12/31/2011...........  $14.95140    $14.53184       33,718
   01/01/2012 to 12/31/2012...........  $14.53184    $16.00178       35,308
   01/01/2013 to 12/31/2013...........  $16.00178    $21.44225       33,305
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03391    $12.09710       25,052
   01/01/2010 to 12/31/2010...........  $12.09710    $13.45763       42,083
   01/01/2011 to 12/31/2011...........  $13.45763    $14.54337       33,031
   01/01/2012 to 12/31/2012...........  $14.54337    $15.11073       40,038
   01/01/2013 to 12/31/2013...........  $15.11073    $14.52525       36,660
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07246    $13.37974       44,276
   01/01/2010 to 12/31/2010...........  $13.37974    $14.70491       51,774
   01/01/2011 to 12/31/2011...........  $14.70491    $13.97222       31,882
   01/01/2012 to 12/31/2012...........  $13.97222    $16.86736       42,625
   01/01/2013 to 12/31/2013...........  $16.86736    $21.11684       32,729

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02825    $12.16473       10,629
   01/01/2010 to 12/31/2010...........  $12.16473    $13.45761       15,031
   01/01/2011 to 12/31/2011...........  $13.45761    $13.12223       10,603
   01/01/2012 to 12/31/2012...........  $13.12223    $15.06982       11,495
   01/01/2013 to 12/31/2013...........  $15.06982    $20.20752       10,572
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99842    $10.18671        1,323
   01/01/2013 to 12/31/2013...........  $10.18671    $13.43964        2,060
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98590    $13.24524       13,122
   01/01/2010 to 12/31/2010...........  $13.24524    $16.05923       20,689
   01/01/2011 to 12/31/2011...........  $16.05923    $15.20886       18,500
   01/01/2012 to 12/31/2012...........  $15.20886    $17.66406       18,316
   01/01/2013 to 12/31/2013...........  $17.66406    $22.94256       17,445
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.99969    $ 9.87777       30,575
   01/01/2010 to 12/31/2010...........  $ 9.87777    $ 9.69131       52,108
   01/01/2011 to 12/31/2011...........  $ 9.69131    $ 9.50835       61,745
   01/01/2012 to 12/31/2012...........  $ 9.50835    $ 9.32702       53,311
   01/01/2013 to 12/31/2013...........  $ 9.32702    $ 9.14853       50,101
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.13105    $13.73161       19,970
   01/01/2010 to 12/31/2010...........  $13.73161    $16.62562       25,525
   01/01/2011 to 12/31/2011...........  $16.62562    $15.90297       19,251
   01/01/2012 to 12/31/2012...........  $15.90297    $18.27003       19,073
   01/01/2013 to 12/31/2013...........  $18.27003    $25.44872       23,362
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02832    $10.06611            0
   01/01/2012 to 12/31/2012...........  $10.06611    $10.35436            0
   01/01/2013 to 12/31/2013...........  $10.35436    $ 9.86850            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.97681    $12.37664       23,156
   01/01/2010 to 12/31/2010...........  $12.37664    $15.62143       23,166
   01/01/2011 to 12/31/2011...........  $15.62143    $15.58152       14,867
   01/01/2012 to 12/31/2012...........  $15.58152    $17.17555       22,955
   01/01/2013 to 12/31/2013...........  $17.17555    $22.34107       14,193

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.93464    $12.07932         1,603
   01/01/2010 to 12/31/2010...........  $12.07932    $14.24972         5,500
   01/01/2011 to 04/29/2011...........  $14.24972    $15.96932             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99842    $10.30497        56,670
   01/01/2013 to 12/31/2013...........  $10.30497    $12.01975        33,041
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05442    $14.81166        26,588
   01/01/2010 to 12/31/2010...........  $14.81166    $17.76396        52,971
   01/01/2011 to 12/31/2011...........  $17.76396    $13.89229        40,979
   01/01/2012 to 12/31/2012...........  $13.89229    $16.06935        47,812
   01/01/2013 to 12/31/2013...........  $16.06935    $15.79714        54,102
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.99059    $10.49444        38,522
   01/01/2010 to 12/31/2010...........  $10.49444    $10.69508        80,281
   01/01/2011 to 12/31/2011...........  $10.69508    $10.72658        75,067
   01/01/2012 to 12/31/2012...........  $10.72658    $11.01506        76,371
   01/01/2013 to 12/31/2013...........  $11.01506    $10.56945        53,226
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98246    $11.06240       280,956
   01/01/2010 to 12/31/2010...........  $11.06240    $11.68833       491,052
   01/01/2011 to 12/31/2011...........  $11.68833    $11.82955       440,024
   01/01/2012 to 12/31/2012...........  $11.82955    $12.68455       439,526
   01/01/2013 to 12/31/2013...........  $12.68455    $12.21330       442,225
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02102    $11.61945       846,292
   01/01/2010 to 12/31/2010...........  $11.61945    $12.60207     1,589,753
   01/01/2011 to 12/31/2011...........  $12.60207    $12.48452     1,460,531
   01/01/2012 to 12/31/2012...........  $12.48452    $13.51575     1,542,621
   01/01/2013 to 12/31/2013...........  $13.51575    $14.47848     1,406,513
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01833    $10.06597             0
   01/01/2012 to 12/31/2012...........  $10.06597    $10.57501            26
   01/01/2013 to 12/31/2013...........  $10.57501    $10.13283            15
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98521    $12.16947       658,291
   01/01/2010 to 12/31/2010...........  $12.16947    $14.20708       903,054
   01/01/2011 to 12/31/2011...........  $14.20708    $13.06962       623,059
   01/01/2012 to 12/31/2012...........  $13.06962    $14.47559       799,912
   01/01/2013 to 12/31/2013...........  $14.47559    $16.61628       857,931

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07719    $12.82018        5,784
   01/01/2010 to 12/31/2010...........  $12.82018    $14.46757       17,550
   01/01/2011 to 12/31/2011...........  $14.46757    $14.68191       15,660
   01/01/2012 to 12/31/2012...........  $14.68191    $17.10866       16,612
   01/01/2013 to 12/31/2013...........  $17.10866    $22.22337       16,803
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99841    $ 8.88392            0
   01/01/2012 to 12/31/2012...........  $ 8.88392    $ 9.86031            0
   01/01/2013 to 12/31/2013...........  $ 9.86031    $11.83798        4,154
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03990    $11.95029      419,372
   01/01/2010 to 12/31/2010...........  $11.95029    $13.11882      591,941
   01/01/2011 to 12/31/2011...........  $13.11882    $12.63456      533,989
   01/01/2012 to 12/31/2012...........  $12.63456    $13.66670      570,648
   01/01/2013 to 12/31/2013...........  $13.66670    $15.07275      512,829
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05245    $12.35611      285,213
   01/01/2010 to 12/31/2010...........  $12.35611    $13.85815      433,340
   01/01/2011 to 12/31/2011...........  $13.85815    $13.26883      316,671
   01/01/2012 to 12/31/2012...........  $13.26883    $15.08440      408,720
   01/01/2013 to 12/31/2013...........  $15.08440    $17.46806      479,012
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.08085    $12.39836      328,381
   01/01/2010 to 12/31/2010...........  $12.39836    $13.59785      608,087
   01/01/2011 to 12/31/2011...........  $13.59785    $12.88722      473,917
   01/01/2012 to 12/31/2012...........  $12.88722    $14.04822      562,169
   01/01/2013 to 12/31/2013...........  $14.04822    $15.76382      551,864
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.00835    $13.14833        9,922
   01/01/2010 to 12/31/2010...........  $13.14833    $17.59375       13,981
   01/01/2011 to 12/31/2011...........  $17.59375    $17.08879       13,405
   01/01/2012 to 12/31/2012...........  $17.08879    $18.80226       14,845
   01/01/2013 to 12/31/2013...........  $18.80226    $24.92978       17,292

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.97563    $12.95541        6,006
   01/01/2010 to 12/31/2010...........  $12.95541    $16.01106       10,614
   01/01/2011 to 12/31/2011...........  $16.01106    $14.76666       10,380
   01/01/2012 to 12/31/2012...........  $14.76666    $17.11423       10,064
   01/01/2013 to 12/31/2013...........  $17.11423    $23.06551        9,095
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03838    $12.15888      368,531
   01/01/2010 to 12/31/2010...........  $12.15888    $13.30202      654,745
   01/01/2011 to 12/31/2011...........  $13.30202    $13.30691      577,571
   01/01/2012 to 12/31/2012...........  $13.30691    $14.81356      658,726
   01/01/2013 to 12/31/2013...........  $14.81356    $16.97618      743,510
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.10014    $12.91774       11,031
   01/01/2010 to 12/31/2010...........  $12.91774    $14.34884       21,374
   01/01/2011 to 12/31/2011...........  $14.34884    $13.84402       19,893
   01/01/2012 to 12/31/2012...........  $13.84402    $15.92130       21,274
   01/01/2013 to 12/31/2013...........  $15.92130    $20.25283       26,312
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98699    $13.17447       66,081
   01/01/2010 to 12/31/2010...........  $13.17447    $14.96577       69,563
   01/01/2011 to 12/31/2011...........  $14.96577    $14.43104       46,578
   01/01/2012 to 12/31/2012...........  $14.43104    $16.64347       51,692
   01/01/2013 to 12/31/2013...........  $16.64347    $23.51273       65,622
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.30108    $13.76951       57,611
   01/01/2010 to 12/31/2010...........  $13.76951    $16.26883       70,128
   01/01/2011 to 12/31/2011...........  $16.26883    $13.57744       48,741
   01/01/2012 to 12/31/2012...........  $13.57744    $13.79902       55,958
   01/01/2013 to 12/31/2013...........  $13.79902    $15.61693       54,543
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.01739    $11.11682       22,895
   01/01/2010 to 12/31/2010...........  $11.11682    $11.53051       56,304
   01/01/2011 to 12/31/2011...........  $11.53051    $11.77677       57,649
   01/01/2012 to 12/31/2012...........  $11.77677    $12.15478       50,307
   01/01/2013 to 12/31/2013...........  $12.15478    $11.47475       46,980
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.06178    $12.77693       28,449
   01/01/2010 to 12/31/2010...........  $12.77693    $14.36696       56,592
   01/01/2011 to 12/31/2011...........  $14.36696    $13.60557       48,584
   01/01/2012 to 12/31/2012...........  $13.60557    $14.81394       67,812
   01/01/2013 to 12/31/2013...........  $14.81394    $17.50990       93,163

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98914    $10.76877       62,252
   01/01/2010 to 12/31/2010...........  $10.76877    $11.38650      117,168
   01/01/2011 to 12/31/2011...........  $11.38650    $11.84188       83,596
   01/01/2012 to 12/31/2012...........  $11.84188    $12.52719       94,529
   01/01/2013 to 12/31/2013...........  $12.52719    $12.10414      111,790
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........  $10.07065    $12.83927      262,871
   01/01/2010 to 12/31/2010...........  $12.83927    $13.88351      456,344
   01/01/2011 to 12/31/2011...........  $13.88351    $13.39083      349,721
   01/01/2012 to 09/21/2012...........  $13.39083    $14.97302            0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV AND HD GRO (2.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.08486    $ 7.85173     5,156,548
   01/01/2009 to 12/31/2009...........  $ 7.85173    $ 9.57274     5,429,944
   01/01/2010 to 12/31/2010...........  $ 9.57274    $10.50792     5,196,651
   01/01/2011 to 12/31/2011...........  $10.50792    $10.02826     4,502,954
   01/01/2012 to 12/31/2012...........  $10.02826    $11.06682     4,179,497
   01/01/2013 to 12/31/2013...........  $11.06682    $11.93203     3,714,936
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.91313    $ 7.85527     1,511,014
   01/01/2009 to 12/31/2009...........  $ 7.85527    $ 9.71908     2,166,656
   01/01/2010 to 12/31/2010...........  $ 9.71908    $10.83459     2,247,302
   01/01/2011 to 12/31/2011...........  $10.83459    $10.63439     1,860,010
   01/01/2012 to 12/31/2012...........  $10.63439    $11.84857     1,996,758
   01/01/2013 to 12/31/2013...........  $11.84857    $13.53958     2,019,006
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.71895    $ 7.39638        77,951
   01/01/2009 to 12/31/2009...........  $ 7.39638    $ 8.54022        93,171
   01/01/2010 to 12/31/2010...........  $ 8.54022    $ 9.53202        88,459
   01/01/2011 to 12/31/2011...........  $ 9.53202    $ 9.67915        85,223
   01/01/2012 to 05/04/2012...........  $ 9.67915    $10.50550             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.10090    $ 8.12177     2,749,996
   01/01/2009 to 12/31/2009...........  $ 8.12177    $ 9.81762     5,945,452
   01/01/2010 to 12/31/2010...........  $ 9.81762    $10.81044     5,652,783
   01/01/2011 to 12/31/2011...........  $10.81044    $10.46997     5,046,150
   01/01/2012 to 12/31/2012...........  $10.46997    $11.54487     4,764,301
   01/01/2013 to 12/31/2013...........  $11.54487    $13.31596     4,304,492

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99783    $ 9.14700     2,561,870
   01/01/2012 to 12/31/2012...........  $ 9.14700    $10.03408     2,379,956
   01/01/2013 to 12/31/2013...........  $10.03408    $10.90494     2,212,214
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99837    $10.47749        26,572
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 9.36266             0
   01/01/2010 to 12/31/2010...........  $ 9.36266    $10.14987             0
   01/01/2011 to 12/31/2011...........  $10.14987    $10.91038             0
   01/01/2012 to 12/31/2012...........  $10.91038    $11.14161             0
   01/01/2013 to 12/31/2013...........  $11.14161    $10.84804             0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99838    $12.01642        62,697
   01/01/2009 to 12/31/2009...........  $12.01642    $11.06804        84,267
   01/01/2010 to 12/31/2010...........  $11.06804    $12.06476        34,821
   01/01/2011 to 12/31/2011...........  $12.06476    $13.43484        16,829
   01/01/2012 to 12/31/2012...........  $13.43484    $13.92390        13,819
   01/01/2013 to 12/31/2013...........  $13.92390    $13.22183        11,840
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99838    $12.08513        91,073
   01/01/2009 to 12/31/2009...........  $12.08513    $10.93579        85,471
   01/01/2010 to 12/31/2010...........  $10.93579    $11.93948        65,479
   01/01/2011 to 12/31/2011...........  $11.93948    $13.57548        53,824
   01/01/2012 to 12/31/2012...........  $13.57548    $14.08871        36,382
   01/01/2013 to 12/31/2013...........  $14.08871    $13.14508        32,317
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 8.77441         7,864
   01/01/2010 to 12/31/2010...........  $ 8.77441    $ 9.62130        76,880
   01/01/2011 to 12/31/2011...........  $ 9.62130    $11.19462        26,646
   01/01/2012 to 12/31/2012...........  $11.19462    $11.66835             0
   01/01/2013 to 12/31/2013...........  $11.66835    $10.69415             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99783    $10.99032       105,601
   01/01/2011 to 12/31/2011...........  $10.99032    $12.96252        48,721
   01/01/2012 to 12/31/2012...........  $12.96252    $13.57145         6,233
   01/01/2013 to 12/31/2013...........  $13.57145    $12.37384             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99837    $12.00089        82,356
   01/01/2012 to 12/31/2012...........  $12.00089    $12.45321        94,433
   01/01/2013 to 12/31/2013...........  $12.45321    $11.01920             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99784    $10.38193        88,302
   01/01/2013 to 12/31/2013...........  $10.38193    $ 9.14025       205,462
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99891    $ 8.73519       114,189
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.17687    $ 7.65036     5,333,371
   01/01/2009 to 12/31/2009...........  $ 7.65036    $ 9.40019     7,061,251
   01/01/2010 to 12/31/2010...........  $ 9.40019    $10.44844     7,048,991
   01/01/2011 to 12/31/2011...........  $10.44844    $ 9.99527     5,733,047
   01/01/2012 to 12/31/2012...........  $ 9.99527    $11.14375     5,794,095
   01/01/2013 to 12/31/2013...........  $11.14375    $13.40316     5,561,564
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99837    $11.63153        31,921
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.64271    $ 8.02896        75,117
   01/01/2009 to 12/31/2009...........  $ 8.02896    $10.38472        87,073
   01/01/2010 to 12/31/2010...........  $10.38472    $13.10236        94,967
   01/01/2011 to 12/31/2011...........  $13.10236    $13.69242        82,479
   01/01/2012 to 12/31/2012...........  $13.69242    $15.48378        75,109
   01/01/2013 to 12/31/2013...........  $15.48378    $15.65571        74,990
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 8.87462    $ 8.66249             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99837    $ 9.66843             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.76805    $ 7.22906        19,587
   01/01/2009 to 12/31/2009...........  $ 7.22906    $ 9.40232        35,432
   01/01/2010 to 12/31/2010...........  $ 9.40232    $12.21815        33,322
   01/01/2011 to 12/31/2011...........  $12.21815    $10.40817        61,481
   01/01/2012 to 12/31/2012...........  $10.40817    $12.25201        64,255
   01/01/2013 to 12/31/2013...........  $12.25201    $16.91414        63,124
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10352    $ 7.49088        11,709
   01/01/2009 to 12/31/2009...........  $ 7.49088    $ 8.90312       114,516
   01/01/2010 to 12/31/2010...........  $ 8.90312    $ 9.89157       116,182
   01/01/2011 to 12/31/2011...........  $ 9.89157    $ 9.45811       119,039
   01/01/2012 to 12/31/2012...........  $ 9.45811    $10.53678       152,023
   01/01/2013 to 12/31/2013...........  $10.53678    $12.31616       199,850

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.71147    $ 7.21381      688,157
   01/01/2009 to 12/31/2009...........  $ 7.21381    $ 8.75917      959,767
   01/01/2010 to 12/31/2010...........  $ 8.75917    $ 9.82091      988,494
   01/01/2011 to 12/31/2011...........  $ 9.82091    $ 9.48371      824,369
   01/01/2012 to 12/31/2012...........  $ 9.48371    $10.28626      894,329
   01/01/2013 to 12/31/2013...........  $10.28626    $11.57315      804,851
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99838    $ 7.46235       40,879
   01/01/2009 to 11/13/2009...........  $ 7.46235    $ 8.32337            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99838    $10.72518      759,424
   01/01/2013 to 12/31/2013...........  $10.72518    $13.08809      715,493
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99837    $10.79329       44,924
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17506    $ 6.10468        4,200
   01/01/2009 to 12/31/2009...........  $ 6.10468    $ 8.08576        8,784
   01/01/2010 to 12/31/2010...........  $ 8.08576    $ 9.52851       10,875
   01/01/2011 to 12/31/2011...........  $ 9.52851    $ 8.87118        7,211
   01/01/2012 to 12/31/2012...........  $ 8.87118    $11.02821        9,204
   01/01/2013 to 12/31/2013...........  $11.02821    $11.28195       16,945
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.55710    $ 7.57143       17,301
   01/01/2009 to 12/31/2009...........  $ 7.57143    $11.08988       49,111
   01/01/2010 to 12/31/2010...........  $11.08988    $11.99104       51,553
   01/01/2011 to 12/31/2011...........  $11.99104    $11.29110       28,018
   01/01/2012 to 12/31/2012...........  $11.29110    $13.25718       28,254
   01/01/2013 to 12/31/2013...........  $13.25718    $16.86244       44,894
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.24594    $ 7.05356      228,304
   01/01/2009 to 12/31/2009...........  $ 7.05356    $ 8.24220      395,031
   01/01/2010 to 12/31/2010...........  $ 8.24220    $ 9.12197      368,229
   01/01/2011 to 12/31/2011...........  $ 9.12197    $ 8.44979      366,589
   01/01/2012 to 12/31/2012...........  $ 8.44979    $ 9.91302      308,988
   01/01/2013 to 12/31/2013...........  $ 9.91302    $12.97859      311,948

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.61423    $ 7.46504       38,476
   01/01/2009 to 12/31/2009...........  $ 7.46504    $11.49714       50,576
   01/01/2010 to 12/31/2010...........  $11.49714    $13.50650       53,437
   01/01/2011 to 12/31/2011...........  $13.50650    $12.84773       41,030
   01/01/2012 to 12/31/2012...........  $12.84773    $15.06598       43,172
   01/01/2013 to 12/31/2013...........  $15.06598    $19.52547       45,442
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08919    $ 7.59959      116,091
   01/01/2009 to 12/31/2009...........  $ 7.59959    $ 9.19270      375,735
   01/01/2010 to 12/31/2010...........  $ 9.19270    $10.05774      363,119
   01/01/2011 to 12/31/2011...........  $10.05774    $ 9.81078      361,319
   01/01/2012 to 12/31/2012...........  $ 9.81078    $10.59247      296,148
   01/01/2013 to 12/31/2013...........  $10.59247    $11.40471      253,191
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03326    $ 7.62852        2,952
   01/01/2009 to 12/31/2009...........  $ 7.62852    $ 9.48684       12,889
   01/01/2010 to 12/31/2010...........  $ 9.48684    $11.79052       51,389
   01/01/2011 to 12/31/2011...........  $11.79052    $11.71022       18,168
   01/01/2012 to 12/31/2012...........  $11.71022    $13.28156       20,688
   01/01/2013 to 12/31/2013...........  $13.28156    $18.07502       77,722
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.82539    $ 7.77505      155,958
   01/01/2009 to 12/31/2009...........  $ 7.77505    $ 9.01434      156,120
   01/01/2010 to 12/31/2010...........  $ 9.01434    $ 9.93724      144,108
   01/01/2011 to 12/31/2011...........  $ 9.93724    $ 9.69471      143,677
   01/01/2012 to 12/31/2012...........  $ 9.69471    $10.77810      135,757
   01/01/2013 to 12/31/2013...........  $10.77810    $14.22606      132,909
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.57333    $ 7.80022       25,367
   01/01/2009 to 12/31/2009...........  $ 7.80022    $10.36610       46,663
   01/01/2010 to 12/31/2010...........  $10.36610    $11.53495       41,207
   01/01/2011 to 12/31/2011...........  $11.53495    $11.66806       48,460
   01/01/2012 to 12/31/2012...........  $11.66806    $13.02596       53,505
   01/01/2013 to 12/31/2013...........  $13.02596    $13.68754       48,598
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.00970    $ 6.02671      133,364
   01/01/2009 to 12/31/2009...........  $ 6.02671    $ 7.99362      156,357
   01/01/2010 to 12/31/2010...........  $ 7.99362    $ 8.97315      142,792
   01/01/2011 to 12/31/2011...........  $ 8.97315    $ 7.66043      116,530
   01/01/2012 to 12/31/2012...........  $ 7.66043    $ 9.03951       96,195
   01/01/2013 to 12/31/2013...........  $ 9.03951    $10.55122       75,763

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.18168    $ 6.87641        99,523
   01/01/2009 to 12/31/2009...........  $ 6.87641    $ 8.79761        94,195
   01/01/2010 to 12/31/2010...........  $ 8.79761    $ 9.58113        88,078
   01/01/2011 to 12/31/2011...........  $ 9.58113    $ 8.21462        78,075
   01/01/2012 to 12/31/2012...........  $ 8.21462    $ 9.39636        75,787
   01/01/2013 to 12/31/2013...........  $ 9.39636    $11.00543        74,168
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99838    $10.70083     4,682,502
   01/01/2009 to 12/31/2009...........  $10.70083    $11.67692     2,124,345
   01/01/2010 to 12/31/2010...........  $11.67692    $12.68549     1,168,165
   01/01/2011 to 12/31/2011...........  $12.68549    $13.98483     3,388,371
   01/01/2012 to 12/31/2012...........  $13.98483    $14.99920     1,858,678
   01/01/2013 to 12/31/2013...........  $14.99920    $14.23708     1,055,361
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11170    $ 7.12455        39,125
   01/01/2009 to 12/31/2009...........  $ 7.12455    $ 8.84741       128,171
   01/01/2010 to 12/31/2010...........  $ 8.84741    $ 9.87243       141,753
   01/01/2011 to 12/31/2011...........  $ 9.87243    $ 9.62404       124,364
   01/01/2012 to 12/31/2012...........  $ 9.62404    $10.71671       140,104
   01/01/2013 to 12/31/2013...........  $10.71671    $12.21717       128,730
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.46030    $ 7.88578       116,313
   01/01/2009 to 12/31/2009...........  $ 7.88578    $10.50517       143,651
   01/01/2010 to 12/31/2010...........  $10.50517    $11.03780       129,026
   01/01/2011 to 12/31/2011...........  $11.03780    $ 9.83134       125,803
   01/01/2012 to 12/31/2012...........  $ 9.83134    $11.74996       124,436
   01/01/2013 to 12/31/2013...........  $11.74996    $13.28916       139,693
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.81189    $ 9.31756       386,053
   01/01/2009 to 12/31/2009...........  $ 9.31756    $11.14647       582,874
   01/01/2010 to 12/31/2010...........  $11.14647    $11.72786       603,595
   01/01/2011 to 12/31/2011...........  $11.72786    $11.52499       480,501
   01/01/2012 to 12/31/2012...........  $11.52499    $12.50989       437,810
   01/01/2013 to 12/31/2013...........  $12.50989    $13.61768       390,388
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08376    $10.28632         1,364
   01/01/2010 to 12/31/2010...........  $10.28632    $11.22592           874
   01/01/2011 to 12/31/2011...........  $11.22592    $11.07902        16,790
   01/01/2012 to 12/31/2012...........  $11.07902    $12.51096        21,265
   01/01/2013 to 12/31/2013...........  $12.51096    $16.74199        27,850

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14514    $10.29615            0
   01/01/2010 to 12/31/2010...........  $10.29615    $11.47968        3,609
   01/01/2011 to 12/31/2011...........  $11.47968    $10.59405        5,291
   01/01/2012 to 12/31/2012...........  $10.59405    $11.76047        5,622
   01/01/2013 to 12/31/2013...........  $11.76047    $15.15374        3,623
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.99817    $ 6.66999       71,598
   01/01/2009 to 12/31/2009...........  $ 6.66999    $ 7.81007       69,788
   01/01/2010 to 12/31/2010...........  $ 7.81007    $ 8.66458       56,880
   01/01/2011 to 12/31/2011...........  $ 8.66458    $ 8.13952       55,857
   01/01/2012 to 12/31/2012...........  $ 8.13952    $ 9.32719       61,834
   01/01/2013 to 12/31/2013...........  $ 9.32719    $12.78940       74,301
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.58726    $ 7.11622      179,095
   01/01/2009 to 12/31/2009...........  $ 7.11622    $ 9.05285      209,647
   01/01/2010 to 12/31/2010...........  $ 9.05285    $10.62849      194,264
   01/01/2011 to 12/31/2011...........  $10.62849    $10.32516      172,784
   01/01/2012 to 12/31/2012...........  $10.32516    $11.36411      148,698
   01/01/2013 to 12/31/2013...........  $11.36411    $15.22043      139,121
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.86211    $ 8.35835       89,519
   01/01/2009 to 12/31/2009...........  $ 8.35835    $11.03009       94,110
   01/01/2010 to 12/31/2010...........  $11.03009    $12.26448       87,418
   01/01/2011 to 12/31/2011...........  $12.26448    $13.24736       91,403
   01/01/2012 to 12/31/2012...........  $13.24736    $13.75731       93,149
   01/01/2013 to 12/31/2013...........  $13.75731    $13.21768       91,572
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.46101    $ 8.83785       67,057
   01/01/2009 to 12/31/2009...........  $ 8.83785    $11.39455       69,641
   01/01/2010 to 12/31/2010...........  $11.39455    $12.51694       66,775
   01/01/2011 to 12/31/2011...........  $12.51694    $11.88737       55,650
   01/01/2012 to 12/31/2012...........  $11.88737    $14.34349       40,643
   01/01/2013 to 12/31/2013...........  $14.34349    $17.94830       44,837
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.89492    $ 8.12919       47,298
   01/01/2009 to 12/31/2009...........  $ 8.12919    $ 9.90685       49,466
   01/01/2010 to 12/31/2010...........  $ 9.90685    $10.95423       54,189
   01/01/2011 to 12/31/2011...........  $10.95423    $10.67597       33,720
   01/01/2012 to 12/31/2012...........  $10.67597    $12.25442       35,109
   01/01/2013 to 12/31/2013...........  $12.25442    $16.42420       55,647

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99838    $10.18480            0
   01/01/2013 to 12/31/2013...........  $10.18480    $13.43053        8,046
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.78213    $ 7.06599       20,070
   01/01/2009 to 12/31/2009...........  $ 7.06599    $ 9.62124       20,667
   01/01/2010 to 12/31/2010...........  $ 9.62124    $11.65953       22,107
   01/01/2011 to 12/31/2011...........  $11.65953    $11.03672       14,167
   01/01/2012 to 12/31/2012...........  $11.03672    $12.81203       10,373
   01/01/2013 to 12/31/2013...........  $12.81203    $16.63249        9,196
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.49553    $10.52918      273,830
   01/01/2009 to 12/31/2009...........  $10.52918    $10.34785      586,507
   01/01/2010 to 12/31/2010...........  $10.34785    $10.14728      315,255
   01/01/2011 to 12/31/2011...........  $10.14728    $ 9.95080      345,766
   01/01/2012 to 12/31/2012...........  $ 9.95080    $ 9.75612      341,542
   01/01/2013 to 12/31/2013...........  $ 9.75612    $ 9.56479      140,008
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.80986    $ 6.74815       54,087
   01/01/2009 to 12/31/2009...........  $ 6.74815    $ 9.30482       64,787
   01/01/2010 to 12/31/2010...........  $ 9.30482    $11.26042       54,472
   01/01/2011 to 12/31/2011...........  $11.26042    $10.76561       53,309
   01/01/2012 to 12/31/2012...........  $10.76561    $12.36201       56,155
   01/01/2013 to 12/31/2013...........  $12.36201    $17.21092       74,684
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02828    $10.06526        1,126
   01/01/2012 to 12/31/2012...........  $10.06526    $10.34839       59,585
   01/01/2013 to 12/31/2013...........  $10.34839    $ 9.85789       10,265
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $13.36122    $ 8.43558      120,168
   01/01/2009 to 12/31/2009...........  $ 8.43558    $10.73369      134,535
   01/01/2010 to 12/31/2010...........  $10.73369    $13.54107      171,807
   01/01/2011 to 12/31/2011...........  $13.54107    $13.49978      132,082
   01/01/2012 to 12/31/2012...........  $13.49978    $14.87354      113,107
   01/01/2013 to 12/31/2013...........  $14.87354    $19.33726      125,672
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.97553    $ 7.12239       25,973
   01/01/2009 to 12/31/2009...........  $ 7.12239    $ 8.55827       34,175
   01/01/2010 to 12/31/2010...........  $ 8.55827    $10.09108       32,545
   01/01/2011 to 04/29/2011...........  $10.09108    $11.30707            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99838    $10.30158       81,008
   01/01/2013 to 12/31/2013...........  $10.30158    $12.00993       68,106

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10112    $ 5.56591        19,671
   01/01/2009 to 12/31/2009...........  $ 5.56591    $ 9.08638       170,536
   01/01/2010 to 12/31/2010...........  $ 9.08638    $10.89213       190,362
   01/01/2011 to 12/31/2011...........  $10.89213    $ 8.51405       147,056
   01/01/2012 to 12/31/2012...........  $ 8.51405    $ 9.84347       149,372
   01/01/2013 to 12/31/2013...........  $ 9.84347    $ 9.67202       164,692
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.98242    $10.59575       102,544
   01/01/2009 to 12/31/2009...........  $10.59575    $11.45066       146,216
   01/01/2010 to 12/31/2010...........  $11.45066    $11.66376       163,847
   01/01/2011 to 12/31/2011...........  $11.66376    $11.69252       206,500
   01/01/2012 to 12/31/2012...........  $11.69252    $12.00101       213,959
   01/01/2013 to 12/31/2013...........  $12.00101    $11.50979       191,217
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.19729    $10.46055       275,747
   01/01/2009 to 12/31/2009...........  $10.46055    $11.95037       589,127
   01/01/2010 to 12/31/2010...........  $11.95037    $12.62027       690,427
   01/01/2011 to 12/31/2011...........  $12.62027    $12.76640       619,970
   01/01/2012 to 12/31/2012...........  $12.76640    $13.68232       590,891
   01/01/2013 to 12/31/2013...........  $13.68232    $13.16753       496,719
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.07266    $ 8.93562     1,347,367
   01/01/2009 to 12/31/2009...........  $ 8.93562    $10.51580     3,387,171
   01/01/2010 to 12/31/2010...........  $10.51580    $11.39953     3,342,275
   01/01/2011 to 12/31/2011...........  $11.39953    $11.28767     3,067,168
   01/01/2012 to 12/31/2012...........  $11.28767    $12.21401     2,917,636
   01/01/2013 to 12/31/2013...........  $12.21401    $13.07757     2,580,011
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01829    $10.06516             0
   01/01/2012 to 12/31/2012...........  $10.06516    $10.56916         2,546
   01/01/2013 to 12/31/2013...........  $10.56916    $10.12224        25,952
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.63940    $ 6.63806     1,046,795
   01/01/2009 to 12/31/2009...........  $ 6.63806    $ 8.19841     1,894,696
   01/01/2010 to 12/31/2010...........  $ 8.19841    $ 9.56644     1,969,413
   01/01/2011 to 12/31/2011...........  $ 9.56644    $ 8.79623     1,363,057
   01/01/2012 to 12/31/2012...........  $ 8.79623    $ 9.73774     1,518,836
   01/01/2013 to 12/31/2013...........  $ 9.73774    $11.17223     1,352,995

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.53943    $ 6.88447       38,550
   01/01/2009 to 12/31/2009...........  $ 6.88447    $ 8.22238       47,462
   01/01/2010 to 12/31/2010...........  $ 8.22238    $ 9.27431       44,819
   01/01/2011 to 12/31/2011...........  $ 9.27431    $ 9.40705       44,044
   01/01/2012 to 12/31/2012...........  $ 9.40705    $10.95646       38,467
   01/01/2013 to 12/31/2013...........  $10.95646    $14.22503       48,287
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99837    $ 8.88098            0
   01/01/2012 to 12/31/2012...........  $ 8.88098    $ 9.85218            0
   01/01/2013 to 12/31/2013...........  $ 9.85218    $11.82239            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08101    $ 7.33101      379,551
   01/01/2009 to 12/31/2009...........  $ 7.33101    $ 8.86828      876,771
   01/01/2010 to 12/31/2010...........  $ 8.86828    $ 9.73060      889,197
   01/01/2011 to 12/31/2011...........  $ 9.73060    $ 9.36678      787,948
   01/01/2012 to 12/31/2012...........  $ 9.36678    $10.12706      845,384
   01/01/2013 to 12/31/2013...........  $10.12706    $11.16345      668,051
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09919    $ 6.68342      165,849
   01/01/2009 to 12/31/2009...........  $ 6.68342    $ 8.31169      485,836
   01/01/2010 to 12/31/2010...........  $ 8.31169    $ 9.31755      486,292
   01/01/2011 to 12/31/2011...........  $ 9.31755    $ 8.91687      359,184
   01/01/2012 to 12/31/2012...........  $ 8.91687    $10.13196      440,636
   01/01/2013 to 12/31/2013...........  $10.13196    $11.72716      410,475
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.15437    $ 8.08343      191,148
   01/01/2009 to 12/31/2009...........  $ 8.08343    $10.09749      362,933
   01/01/2010 to 12/31/2010...........  $10.09749    $11.06899      463,819
   01/01/2011 to 12/31/2011...........  $11.06899    $10.48542      379,473
   01/01/2012 to 12/31/2012...........  $10.48542    $11.42439      363,125
   01/01/2013 to 12/31/2013...........  $11.42439    $12.81333      344,648
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.31536    $ 6.62159       11,829
   01/01/2009 to 12/31/2009...........  $ 6.62159    $ 8.69297       21,177
   01/01/2010 to 12/31/2010...........  $ 8.69297    $11.62640       12,981
   01/01/2011 to 12/31/2011...........  $11.62640    $11.28700       14,569
   01/01/2012 to 12/31/2012...........  $11.28700    $12.41265       14,922
   01/01/2013 to 12/31/2013...........  $12.41265    $16.44967       15,992

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.76005    $ 7.96731        96,050
   01/01/2009 to 12/31/2009...........  $ 7.96731    $ 9.92002       100,896
   01/01/2010 to 12/31/2010...........  $ 9.92002    $12.25369        88,868
   01/01/2011 to 12/31/2011...........  $12.25369    $11.29575        81,692
   01/01/2012 to 12/31/2012...........  $11.29575    $13.08511        72,140
   01/01/2013 to 12/31/2013...........  $13.08511    $17.62661        68,000
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.31498    $ 8.61898     1,103,798
   01/01/2009 to 12/31/2009...........  $ 8.61898    $10.48975     1,351,433
   01/01/2010 to 12/31/2010...........  $10.48975    $11.47036     1,375,810
   01/01/2011 to 12/31/2011...........  $11.47036    $11.46887     1,177,868
   01/01/2012 to 12/31/2012...........  $11.46887    $12.76116     1,287,000
   01/01/2013 to 12/31/2013...........  $12.76116    $14.61687     1,160,351
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.78554    $ 6.58939       185,271
   01/01/2009 to 12/31/2009...........  $ 6.58939    $ 7.99756       216,991
   01/01/2010 to 12/31/2010...........  $ 7.99756    $ 8.87911       214,785
   01/01/2011 to 12/31/2011...........  $ 8.87911    $ 8.56256       210,398
   01/01/2012 to 12/31/2012...........  $ 8.56256    $ 9.84254       220,794
   01/01/2013 to 12/31/2013...........  $ 9.84254    $12.51408       227,485
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.88726    $ 6.45716        85,741
   01/01/2009 to 12/31/2009...........  $ 6.45716    $ 9.70941       152,809
   01/01/2010 to 12/31/2010...........  $ 9.70941    $11.02414       123,355
   01/01/2011 to 12/31/2011...........  $11.02414    $10.62508       117,954
   01/01/2012 to 12/31/2012...........  $10.62508    $12.24799       112,648
   01/01/2013 to 12/31/2013...........  $12.24799    $17.29463       102,273
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $16.49090    $ 8.98133        36,153
   01/01/2009 to 12/31/2009...........  $ 8.98133    $13.15053        51,255
   01/01/2010 to 12/31/2010...........  $13.15053    $15.52981        52,620
   01/01/2011 to 12/31/2011...........  $15.52981    $12.95425        54,604
   01/01/2012 to 12/31/2012...........  $12.95425    $13.15910        45,331
   01/01/2013 to 12/31/2013...........  $13.15910    $14.88539        33,264
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.80186    $10.09452        53,563
   01/01/2009 to 12/31/2009...........  $10.09452    $11.09557        67,136
   01/01/2010 to 12/31/2010...........  $11.09557    $11.50292        60,985
   01/01/2011 to 12/31/2011...........  $11.50292    $11.74276        72,572
   01/01/2012 to 12/31/2012...........  $11.74276    $12.11361        66,688
   01/01/2013 to 12/31/2013...........  $12.11361    $11.43039        58,257

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.04714    $ 6.88390       601,776
   01/01/2009 to 12/31/2009...........  $ 6.88390    $ 8.66769       690,320
   01/01/2010 to 12/31/2010...........  $ 8.66769    $ 9.74160       635,594
   01/01/2011 to 12/31/2011...........  $ 9.74160    $ 9.22075       597,446
   01/01/2012 to 12/31/2012...........  $ 9.22075    $10.03476       628,595
   01/01/2013 to 12/31/2013...........  $10.03476    $11.85510       616,561
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.22951    $ 9.27033        23,162
   01/01/2009 to 12/31/2009...........  $ 9.27033    $10.14552       108,478
   01/01/2010 to 12/31/2010...........  $10.14552    $10.72220       115,585
   01/01/2011 to 12/31/2011...........  $10.72220    $11.14563       109,867
   01/01/2012 to 12/31/2012...........  $11.14563    $11.78482       126,306
   01/01/2013 to 12/31/2013...........  $11.78482    $11.38119       128,979
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07802    $ 6.62871       307,539
   01/01/2009 to 12/31/2009...........  $ 6.62871    $ 8.45254       930,415
   01/01/2010 to 12/31/2010...........  $ 8.45254    $ 9.13538     1,007,771
   01/01/2011 to 12/31/2011...........  $ 9.13538    $ 8.80688       732,911
   01/01/2012 to 09/21/2012...........  $ 8.80688    $ 9.84396             0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT, AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT
 (2.25%) OR LIFETIME FIVE INCOME BENEFIT AND HIGHEST DAILY VALUE DEATH BENEFIT
                 (2.25%) OR HD GRO 60 BPS AND COMBO DB (2.25%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38461    $10.94529     5,532,354
   01/01/2007 to 12/31/2007...........  $10.94529    $11.68877     9,731,970
   01/01/2008 to 12/31/2008...........  $11.68877    $ 7.79271     8,220,827
   01/01/2009 to 12/31/2009...........  $ 7.79271    $ 9.47766     7,744,445
   01/01/2010 to 12/31/2010...........  $ 9.47766    $10.37822     7,544,568
   01/01/2011 to 12/31/2011...........  $10.37822    $ 9.88032     6,843,878
   01/01/2012 to 12/31/2012...........  $ 9.88032    $10.87687     6,139,919
   01/01/2013 to 12/31/2013...........  $10.87687    $11.69852     5,753,215
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14215    $10.61267       873,210
   01/01/2007 to 12/31/2007...........  $10.61267    $11.36459     2,362,014
   01/01/2008 to 12/31/2008...........  $11.36459    $ 7.80171     2,319,713
   01/01/2009 to 12/31/2009...........  $ 7.80171    $ 9.62915     2,200,107
   01/01/2010 to 12/31/2010...........  $ 9.62915    $10.70809     2,131,338
   01/01/2011 to 12/31/2011...........  $10.70809    $10.48454     2,058,340
   01/01/2012 to 12/31/2012...........  $10.48454    $11.65298     1,940,847
   01/01/2013 to 12/31/2013...........  $11.65298    $13.28346     1,866,714
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.68420    $11.75492             0
   01/01/2007 to 12/31/2007...........  $11.75492    $11.48262             0
   01/01/2008 to 12/31/2008...........  $11.48262    $ 7.32789             0
   01/01/2009 to 12/31/2009...........  $ 7.32789    $ 8.44044             0
   01/01/2010 to 12/31/2010...........  $ 8.44044    $ 9.39776             0
   01/01/2011 to 12/31/2011...........  $ 9.39776    $ 9.51953             0
   01/01/2012 to 05/04/2012...........  $ 9.51953    $10.32353             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33511    $10.83790     1,470,871
   01/01/2007 to 12/31/2007...........  $10.83790    $11.56011     2,588,286
   01/01/2008 to 12/31/2008...........  $11.56011    $ 8.06061     3,781,063
   01/01/2009 to 12/31/2009...........  $ 8.06061    $ 9.71989     5,689,327
   01/01/2010 to 12/31/2010...........  $ 9.71989    $10.67667     5,049,654
   01/01/2011 to 12/31/2011...........  $10.67667    $10.31523     4,565,268
   01/01/2012 to 12/31/2012...........  $10.31523    $11.34646     4,118,548
   01/01/2013 to 12/31/2013...........  $11.34646    $13.05510     3,855,143
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99756    $ 9.13191     1,589,823
   01/01/2012 to 12/31/2012...........  $ 9.13191    $ 9.99296     1,398,698
   01/01/2013 to 12/31/2013...........  $ 9.99296    $10.83380     1,245,656
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99817    $10.46009             0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93817    $ 9.60041             0
   01/01/2010 to 12/31/2010...........  $ 9.60041    $10.38216             0
   01/01/2011 to 12/31/2011...........  $10.38216    $11.13290             0
   01/01/2012 to 12/31/2012...........  $11.13290    $11.34091             0
   01/01/2013 to 12/31/2013...........  $11.34091    $11.01490             0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92260    $ 9.66626             0
   01/01/2010 to 12/31/2010...........  $ 9.66626    $10.51104             0
   01/01/2011 to 12/31/2011...........  $10.51104    $11.67616             0
   01/01/2012 to 12/31/2012...........  $11.67616    $12.07152             0
   01/01/2013 to 12/31/2013...........  $12.07152    $11.43481             0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90537    $ 9.56715             0
   01/01/2010 to 12/31/2010...........  $ 9.56715    $10.41967             0
   01/01/2011 to 12/31/2011...........  $10.41967    $11.81852             0
   01/01/2012 to 12/31/2012...........  $11.81852    $12.23524             0
   01/01/2013 to 12/31/2013...........  $12.23524    $11.38790             0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88409    $ 9.24236             0
   01/01/2010 to 12/31/2010...........  $ 9.24236    $10.10963           676
   01/01/2011 to 12/31/2011...........  $10.10963    $11.73410             0
   01/01/2012 to 12/31/2012...........  $11.73410    $12.20077             0
   01/01/2013 to 12/31/2013...........  $12.20077    $11.15482             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99756    $10.96344             0
   01/01/2011 to 12/31/2011...........  $10.96344    $12.89923         5,764
   01/01/2012 to 12/31/2012...........  $12.89923    $13.47203         4,087
   01/01/2013 to 12/31/2013...........  $13.47203    $12.25318             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99817    $11.97169              0
   01/01/2012 to 12/31/2012...........  $11.97169    $12.39242          3,035
   01/01/2013 to 12/31/2013...........  $12.39242    $10.93851              0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99757    $10.35646              0
   01/01/2013 to 12/31/2013...........  $10.35646    $ 9.09549         17,033
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99878    $ 8.71387              0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50360    $11.12115      6,561,306
   01/01/2007 to 12/31/2007...........  $11.12115    $11.93342     12,935,579
   01/01/2008 to 12/31/2008...........  $11.93342    $ 7.59294     11,371,205
   01/01/2009 to 12/31/2009...........  $ 7.59294    $ 9.30688     10,717,473
   01/01/2010 to 12/31/2010...........  $ 9.30688    $10.31961     10,433,364
   01/01/2011 to 12/31/2011...........  $10.31961    $ 9.84787      9,803,171
   01/01/2012 to 12/31/2012...........  $ 9.84787    $10.95243      9,098,455
   01/01/2013 to 12/31/2013...........  $10.95243    $13.14089      8,699,441
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99817    $11.60723              0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.09878    $15.99622              0
   01/01/2007 to 12/31/2007...........  $15.99622    $12.52355              0
   01/01/2008 to 12/31/2008...........  $12.52355    $ 7.95449              0
   01/01/2009 to 12/31/2009...........  $ 7.95449    $10.26325              0
   01/01/2010 to 12/31/2010...........  $10.26325    $12.91748              0
   01/01/2011 to 12/31/2011...........  $12.91748    $13.46633              0
   01/01/2012 to 12/31/2012...........  $13.46633    $15.19077              0
   01/01/2013 to 12/31/2013...........  $15.19077    $15.32188              0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20903    $11.69708              0
   01/01/2007 to 12/31/2007...........  $11.69708    $ 9.40579              0
   01/01/2008 to 07/18/2008...........  $ 9.40579    $ 8.59151              0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99817    $ 9.65239              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.14965    $12.04505             0
   01/01/2007 to 12/31/2007...........  $12.04505    $13.09925             0
   01/01/2008 to 12/31/2008...........  $13.09925    $ 7.16200             0
   01/01/2009 to 12/31/2009...........  $ 7.16200    $ 9.29215             0
   01/01/2010 to 12/31/2010...........  $ 9.29215    $12.04549             0
   01/01/2011 to 12/31/2011...........  $12.04549    $10.23600             0
   01/01/2012 to 12/31/2012...........  $10.23600    $12.01985             0
   01/01/2013 to 12/31/2013...........  $12.01985    $16.55303             0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10345    $ 7.47852        23,411
   01/01/2009 to 12/31/2009...........  $ 7.47852    $ 8.86670        25,943
   01/01/2010 to 12/31/2010...........  $ 8.86670    $ 9.82698        44,009
   01/01/2011 to 12/31/2011...........  $ 9.82698    $ 9.37344        17,618
   01/01/2012 to 12/31/2012...........  $ 9.37344    $10.41682        20,660
   01/01/2013 to 12/31/2013...........  $10.41682    $12.14611        34,023
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04243    $10.53407       617,809
   01/01/2007 to 12/31/2007...........  $10.53407    $11.18251     1,767,825
   01/01/2008 to 12/31/2008...........  $11.18251    $ 7.16462     1,552,160
   01/01/2009 to 12/31/2009...........  $ 7.16462    $ 8.67826     1,491,611
   01/01/2010 to 12/31/2010...........  $ 8.67826    $ 9.70641     1,465,024
   01/01/2011 to 12/31/2011...........  $ 9.70641    $ 9.35035     1,359,077
   01/01/2012 to 12/31/2012...........  $ 9.35035    $10.11678     1,400,860
   01/01/2013 to 12/31/2013...........  $10.11678    $11.35451     1,364,211
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99818    $ 7.45402        13,425
   01/01/2009 to 11/13/2009...........  $ 7.45402    $ 8.29630             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99818    $10.70738        95,020
   01/01/2013 to 12/31/2013...........  $10.70738    $13.03450       141,745
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99817    $10.77527        31,789
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17485    $ 6.09790             0
   01/01/2009 to 12/31/2009...........  $ 6.09790    $ 8.05684             0
   01/01/2010 to 12/31/2010...........  $ 8.05684    $ 9.47128             0
   01/01/2011 to 12/31/2011...........  $ 9.47128    $ 8.79636             0
   01/01/2012 to 12/31/2012...........  $ 8.79636    $10.90830             0
   01/01/2013 to 12/31/2013...........  $10.90830    $11.13207             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20329    $11.51996            0
   01/01/2007 to 12/31/2007...........  $11.51996    $12.84145            0
   01/01/2008 to 12/31/2008...........  $12.84145    $ 7.50118            0
   01/01/2009 to 12/31/2009...........  $ 7.50118    $10.96011            0
   01/01/2010 to 12/31/2010...........  $10.96011    $11.82166            0
   01/01/2011 to 12/31/2011...........  $11.82166    $11.10435            0
   01/01/2012 to 12/31/2012...........  $11.10435    $13.00602            0
   01/01/2013 to 12/31/2013...........  $13.00602    $16.50274            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61651    $11.71945            0
   01/01/2007 to 12/31/2007...........  $11.71945    $12.04791            0
   01/01/2008 to 12/31/2008...........  $12.04791    $ 6.98810            0
   01/01/2009 to 12/31/2009...........  $ 6.98810    $ 8.14575            0
   01/01/2010 to 12/31/2010...........  $ 8.14575    $ 8.99314            0
   01/01/2011 to 12/31/2011...........  $ 8.99314    $ 8.31011            0
   01/01/2012 to 12/31/2012...........  $ 8.31011    $ 9.72534            0
   01/01/2013 to 12/31/2013...........  $ 9.72534    $12.70180            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.08434    $10.94421            0
   01/01/2007 to 12/31/2007...........  $10.94421    $12.77287            0
   01/01/2008 to 12/31/2008...........  $12.77287    $ 7.39570            0
   01/01/2009 to 12/31/2009...........  $ 7.39570    $11.36264            0
   01/01/2010 to 12/31/2010...........  $11.36264    $13.31590            0
   01/01/2011 to 12/31/2011...........  $13.31590    $12.63558            0
   01/01/2012 to 12/31/2012...........  $12.63558    $14.78088            0
   01/01/2013 to 12/31/2013...........  $14.78088    $19.10921            0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08912    $ 7.58716       49,807
   01/01/2009 to 12/31/2009...........  $ 7.58716    $ 9.15528       81,519
   01/01/2010 to 12/31/2010...........  $ 9.15528    $ 9.99239       89,731
   01/01/2011 to 12/31/2011...........  $ 9.99239    $ 9.72331       81,041
   01/01/2012 to 12/31/2012...........  $ 9.72331    $10.47221      107,460
   01/01/2013 to 12/31/2013...........  $10.47221    $11.24773      114,444
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03306    $ 7.61998            0
   01/01/2009 to 12/31/2009...........  $ 7.61998    $ 9.45304            0
   01/01/2010 to 12/31/2010...........  $ 9.45304    $11.71980            0
   01/01/2011 to 12/31/2011...........  $11.71980    $11.61152            0
   01/01/2012 to 12/31/2012...........  $11.61152    $13.13736            0
   01/01/2013 to 12/31/2013...........  $13.13736    $17.83518            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50768    $12.69696            0
   01/01/2007 to 12/31/2007...........  $12.69696    $12.56242            0
   01/01/2008 to 12/31/2008...........  $12.56242    $ 7.70297            0
   01/01/2009 to 12/31/2009...........  $ 7.70297    $ 8.90897            0
   01/01/2010 to 12/31/2010...........  $ 8.90897    $ 9.79708            0
   01/01/2011 to 12/31/2011...........  $ 9.79708    $ 9.53469            0
   01/01/2012 to 12/31/2012...........  $ 9.53469    $10.57417            0
   01/01/2013 to 12/31/2013...........  $10.57417    $13.92281            0
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.05733    $10.59002            0
   01/01/2007 to 12/31/2007...........  $10.59002    $10.61268            0
   01/01/2008 to 12/31/2008...........  $10.61268    $ 7.72782            0
   01/01/2009 to 12/31/2009...........  $ 7.72782    $10.24484            0
   01/01/2010 to 12/31/2010...........  $10.24484    $11.37212            0
   01/01/2011 to 12/31/2011...........  $11.37212    $11.47527            0
   01/01/2012 to 12/31/2012...........  $11.47527    $12.77941            0
   01/01/2013 to 12/31/2013...........  $12.77941    $13.39553            0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99169    $10.56677            0
   01/01/2007 to 12/31/2007...........  $10.56677    $12.30178            0
   01/01/2008 to 12/31/2008...........  $12.30178    $ 5.98731            0
   01/01/2009 to 12/31/2009...........  $ 5.98731    $ 7.92187            0
   01/01/2010 to 12/31/2010...........  $ 7.92187    $ 8.87097            0
   01/01/2011 to 12/31/2011...........  $ 8.87097    $ 7.55472            0
   01/01/2012 to 12/31/2012...........  $ 7.55472    $ 8.89293            0
   01/01/2013 to 12/31/2013...........  $ 8.89293    $10.35465            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00984    $10.82889            0
   01/01/2007 to 12/31/2007...........  $10.82889    $12.47484            0
   01/01/2008 to 12/31/2008...........  $12.47484    $ 6.83160            0
   01/01/2009 to 12/31/2009...........  $ 6.83160    $ 8.71894            0
   01/01/2010 to 12/31/2010...........  $ 8.71894    $ 9.47217            0
   01/01/2011 to 12/31/2011...........  $ 9.47217    $ 8.10141            0
   01/01/2012 to 12/31/2012...........  $ 8.10141    $ 9.24419            0
   01/01/2013 to 12/31/2013...........  $ 9.24419    $10.80070            0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11164    $ 7.11287       42,503
   01/01/2009 to 12/31/2009...........  $ 7.11287    $ 8.81140       39,452
   01/01/2010 to 12/31/2010...........  $ 8.81140    $ 9.80827       37,937
   01/01/2011 to 12/31/2011...........  $ 9.80827    $ 9.53814       19,602
   01/01/2012 to 12/31/2012...........  $ 9.53814    $10.59496       55,493
   01/01/2013 to 12/31/2013...........  $10.59496    $12.04899       36,506

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.07550    $12.73435            0
   01/01/2007 to 12/31/2007...........  $12.73435    $13.62815            0
   01/01/2008 to 12/31/2008...........  $13.62815    $ 7.81267            0
   01/01/2009 to 12/31/2009...........  $ 7.81267    $10.38229            0
   01/01/2010 to 12/31/2010...........  $10.38229    $10.88206            0
   01/01/2011 to 12/31/2011...........  $10.88206    $ 9.66899            0
   01/01/2012 to 12/31/2012...........  $ 9.66899    $11.52759            0
   01/01/2013 to 12/31/2013...........  $11.52759    $13.00571            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.90941    $11.49327            0
   01/01/2007 to 12/31/2007...........  $11.49327    $11.45739      301,914
   01/01/2008 to 12/31/2008...........  $11.45739    $ 9.23119      349,586
   01/01/2009 to 12/31/2009...........  $ 9.23119    $11.01602      377,710
   01/01/2010 to 12/31/2010...........  $11.01602    $11.56220      376,904
   01/01/2011 to 12/31/2011...........  $11.56220    $11.33459      367,461
   01/01/2012 to 12/31/2012...........  $11.33459    $12.27304      545,336
   01/01/2013 to 12/31/2013...........  $12.27304    $13.32716      527,059
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08356    $10.28302            0
   01/01/2010 to 12/31/2010...........  $10.28302    $11.19487            0
   01/01/2011 to 12/31/2011...........  $11.19487    $11.02146            0
   01/01/2012 to 12/31/2012...........  $11.02146    $12.41541            0
   01/01/2013 to 12/31/2013...........  $12.41541    $16.57359            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14494    $10.29281            0
   01/01/2010 to 12/31/2010...........  $10.29281    $11.44781          885
   01/01/2011 to 12/31/2011...........  $11.44781    $10.53872            0
   01/01/2012 to 12/31/2012...........  $10.53872    $11.67038            0
   01/01/2013 to 12/31/2013...........  $11.67038    $15.00093            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04913    $12.17354            0
   01/01/2007 to 12/31/2007...........  $12.17354    $11.54866            0
   01/01/2008 to 12/31/2008...........  $11.54866    $ 6.60817            0
   01/01/2009 to 12/31/2009...........  $ 6.60817    $ 7.71877            0
   01/01/2010 to 12/31/2010...........  $ 7.71877    $ 8.54237            0
   01/01/2011 to 12/31/2011...........  $ 8.54237    $ 8.00512            0
   01/01/2012 to 12/31/2012...........  $ 8.00512    $ 9.15076            0
   01/01/2013 to 12/31/2013...........  $ 9.15076    $12.51678            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.12177    $11.38185         0
   01/01/2007 to 12/31/2007...........  $11.38185    $12.79579         0
   01/01/2008 to 12/31/2008...........  $12.79579    $ 7.05018         0
   01/01/2009 to 12/31/2009...........  $ 7.05018    $ 8.94686         0
   01/01/2010 to 12/31/2010...........  $ 8.94686    $10.47834         0
   01/01/2011 to 12/31/2011...........  $10.47834    $10.15451         0
   01/01/2012 to 12/31/2012...........  $10.15451    $11.14880         0
   01/01/2013 to 12/31/2013...........  $11.14880    $14.89547         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18232    $10.63464         0
   01/01/2007 to 12/31/2007...........  $10.63464    $11.03240         0
   01/01/2008 to 12/31/2008...........  $11.03240    $ 8.28063         0
   01/01/2009 to 12/31/2009...........  $ 8.28063    $10.90085         0
   01/01/2010 to 12/31/2010...........  $10.90085    $12.09106         0
   01/01/2011 to 12/31/2011...........  $12.09106    $13.02828         0
   01/01/2012 to 12/31/2012...........  $13.02828    $13.49666         0
   01/01/2013 to 12/31/2013...........  $13.49666    $12.93554         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.41248    $12.67817         0
   01/01/2007 to 12/31/2007...........  $12.67817    $13.56337         0
   01/01/2008 to 12/31/2008...........  $13.56337    $ 8.75586         0
   01/01/2009 to 12/31/2009...........  $ 8.75586    $11.26126         0
   01/01/2010 to 12/31/2010...........  $11.26126    $12.34035         0
   01/01/2011 to 12/31/2011...........  $12.34035    $11.69116         0
   01/01/2012 to 12/31/2012...........  $11.69116    $14.07213         0
   01/01/2013 to 12/31/2013...........  $14.07213    $17.56575         0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02534    $11.48567         0
   01/01/2007 to 12/31/2007...........  $11.48567    $12.92858         0
   01/01/2008 to 12/31/2008...........  $12.92858    $ 8.05364         0
   01/01/2009 to 12/31/2009...........  $ 8.05364    $ 9.79086         0
   01/01/2010 to 12/31/2010...........  $ 9.79086    $10.79966         0
   01/01/2011 to 12/31/2011...........  $10.79966    $10.49959         0
   01/01/2012 to 12/31/2012...........  $10.49959    $12.02243         0
   01/01/2013 to 12/31/2013...........  $12.02243    $16.07390         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99818    $10.17554         0
   01/01/2013 to 12/31/2013...........  $10.17554    $13.38557         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02794    $11.51347         0
   01/01/2007 to 12/31/2007...........  $11.51347    $11.56862         0
   01/01/2008 to 12/31/2008...........  $11.56862    $ 7.00032         0
   01/01/2009 to 12/31/2009...........  $ 7.00032    $ 9.50836         0
   01/01/2010 to 12/31/2010...........  $ 9.50836    $11.49463         0
   01/01/2011 to 12/31/2011...........  $11.49463    $10.85406         0
   01/01/2012 to 12/31/2012...........  $10.85406    $12.56906         0
   01/01/2013 to 12/31/2013...........  $12.56906    $16.27725         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99935    $10.17121         0
   01/01/2007 to 12/31/2007...........  $10.17121    $10.43398         0
   01/01/2008 to 12/31/2008...........  $10.43398    $10.46036         0
   01/01/2009 to 12/31/2009...........  $10.46036    $10.25552         0
   01/01/2010 to 12/31/2010...........  $10.25552    $10.03229         0
   01/01/2011 to 12/31/2011...........  $10.03229    $ 9.81415         0
   01/01/2012 to 12/31/2012...........  $ 9.81415    $ 9.59827         0
   01/01/2013 to 12/31/2013...........  $ 9.59827    $ 9.38716         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.63310    $11.73524         0
   01/01/2007 to 12/31/2007...........  $11.73524    $11.83935         0
   01/01/2008 to 12/31/2008...........  $11.83935    $ 6.68549         0
   01/01/2009 to 12/31/2009...........  $ 6.68549    $ 9.19594         0
   01/01/2010 to 12/31/2010...........  $ 9.19594    $11.10141         0
   01/01/2011 to 12/31/2011...........  $11.10141    $10.58780         0
   01/01/2012 to 12/31/2012...........  $10.58780    $12.12804         0
   01/01/2013 to 12/31/2013...........  $12.12804    $16.84393         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02808    $10.06097         0
   01/01/2012 to 12/31/2012...........  $10.06097    $10.31851         0
   01/01/2013 to 12/31/2013...........  $10.31851    $ 9.80546         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.33643    $12.58620         0
   01/01/2007 to 12/31/2007...........  $12.58620    $15.04070         0
   01/01/2008 to 12/31/2008...........  $15.04070    $ 8.35729         0
   01/01/2009 to 12/31/2009...........  $ 8.35729    $10.60820         0
   01/01/2010 to 12/31/2010...........  $10.60820    $13.35009         0
   01/01/2011 to 12/31/2011...........  $13.35009    $13.27697         0
   01/01/2012 to 12/31/2012...........  $13.27697    $14.59214         0
   01/01/2013 to 12/31/2013...........  $14.59214    $18.92509         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.47605    $10.81666         0
   01/01/2007 to 12/31/2007...........  $10.81666    $12.55697         0
   01/01/2008 to 12/31/2008...........  $12.55697    $ 7.05627         0
   01/01/2009 to 12/31/2009...........  $ 7.05627    $ 8.45808         0
   01/01/2010 to 12/31/2010...........  $ 8.45808    $ 9.94865         0
   01/01/2011 to 04/29/2011...........  $ 9.94865    $11.13856         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99818    $10.28444             0
   01/01/2013 to 12/31/2013...........  $10.28444    $11.96070        18,289
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10092    $ 5.55970             0
   01/01/2009 to 12/31/2009...........  $ 5.55970    $ 9.05407             0
   01/01/2010 to 12/31/2010...........  $ 9.05407    $10.82692             0
   01/01/2011 to 12/31/2011...........  $10.82692    $ 8.44241             0
   01/01/2012 to 12/31/2012...........  $ 8.44241    $ 9.73673             0
   01/01/2013 to 12/31/2013...........  $ 9.73673    $ 9.54367             0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.01081    $10.16415             0
   01/01/2007 to 12/31/2007...........  $10.16415    $10.61523             0
   01/01/2008 to 12/31/2008...........  $10.61523    $10.49732             0
   01/01/2009 to 12/31/2009...........  $10.49732    $11.31653             0
   01/01/2010 to 12/31/2010...........  $11.31653    $11.49897             0
   01/01/2011 to 12/31/2011...........  $11.49897    $11.49917             0
   01/01/2012 to 12/31/2012...........  $11.49917    $11.77377             0
   01/01/2013 to 12/31/2013...........  $11.77377    $11.26437             0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97082    $10.26474             0
   01/01/2007 to 12/31/2007...........  $10.26474    $10.87171             0
   01/01/2008 to 12/31/2008...........  $10.87171    $10.39223             0
   01/01/2009 to 12/31/2009...........  $10.39223    $11.84329         1,354
   01/01/2010 to 12/31/2010...........  $11.84329    $12.47663         1,353
   01/01/2011 to 12/31/2011...........  $12.47663    $12.59042             0
   01/01/2012 to 12/31/2012...........  $12.59042    $13.46070             0
   01/01/2013 to 12/31/2013...........  $13.46070    $12.92255             0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18649    $10.59390       497,956
   01/01/2007 to 12/31/2007...........  $10.59390    $11.26294     1,319,704
   01/01/2008 to 12/31/2008...........  $11.26294    $ 8.86866     1,865,612
   01/01/2009 to 12/31/2009...........  $ 8.86866    $10.41144     3,275,055
   01/01/2010 to 12/31/2010...........  $10.41144    $11.25882     2,956,420
   01/01/2011 to 12/31/2011...........  $11.25882    $11.12122     2,743,932
   01/01/2012 to 12/31/2012...........  $11.12122    $12.00437     2,824,903
   01/01/2013 to 12/31/2013...........  $12.00437    $12.82173     2,616,705
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01809    $10.06089             0
   01/01/2012 to 12/31/2012...........  $10.06089    $10.53869             0
   01/01/2013 to 12/31/2013...........  $10.53869    $10.06837             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16209    $10.43578       731,245
   01/01/2007 to 12/31/2007...........  $10.43578    $11.37013     2,525,442
   01/01/2008 to 12/31/2008...........  $11.37013    $ 6.59282     2,355,256
   01/01/2009 to 12/31/2009...........  $ 6.59282    $ 8.12252     2,340,434
   01/01/2010 to 12/31/2010...........  $ 8.12252    $ 9.45472     2,557,617
   01/01/2011 to 12/31/2011...........  $ 9.45472    $ 8.67232     2,442,153
   01/01/2012 to 12/31/2012...........  $ 8.67232    $ 9.57690     2,190,385
   01/01/2013 to 12/31/2013...........  $ 9.57690    $10.96089     2,086,482
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61055    $11.40033             0
   01/01/2007 to 12/31/2007...........  $11.40033    $11.38033             0
   01/01/2008 to 12/31/2008...........  $11.38033    $ 6.82050             0
   01/01/2009 to 12/31/2009...........  $ 6.82050    $ 8.12604             0
   01/01/2010 to 12/31/2010...........  $ 8.12604    $ 9.14329             0
   01/01/2011 to 12/31/2011...........  $ 9.14329    $ 9.25157             0
   01/01/2012 to 12/31/2012...........  $ 9.25157    $10.74903             0
   01/01/2013 to 12/31/2013...........  $10.74903    $13.92157             0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99817    $ 8.86648             0
   01/01/2012 to 12/31/2012...........  $ 8.86648    $ 9.81199             0
   01/01/2013 to 12/31/2013...........  $ 9.81199    $11.74541         3,084
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08094    $ 7.31895        39,416
   01/01/2009 to 12/31/2009...........  $ 7.31895    $ 8.83205        63,218
   01/01/2010 to 12/31/2010...........  $ 8.83205    $ 9.66727        88,601
   01/01/2011 to 12/31/2011...........  $ 9.66727    $ 9.28309        95,967
   01/01/2012 to 12/31/2012...........  $ 9.28309    $10.01191       166,539
   01/01/2013 to 12/31/2013...........  $10.01191    $11.00969       163,451
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09912    $ 6.67246        28,640
   01/01/2009 to 12/31/2009...........  $ 6.67246    $ 8.27770        58,285
   01/01/2010 to 12/31/2010...........  $ 8.27770    $ 9.25676        76,010
   01/01/2011 to 12/31/2011...........  $ 9.25676    $ 8.83709        96,013
   01/01/2012 to 12/31/2012...........  $ 8.83709    $10.01673        59,771
   01/01/2013 to 12/31/2013...........  $10.01673    $11.56557        64,728

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.43974    $11.01325             0
   01/01/2007 to 12/31/2007...........  $11.01325    $11.73026        99,324
   01/01/2008 to 12/31/2008...........  $11.73026    $ 8.00838        94,965
   01/01/2009 to 12/31/2009...........  $ 8.00838    $ 9.97919       203,554
   01/01/2010 to 12/31/2010...........  $ 9.97919    $10.91252       281,952
   01/01/2011 to 12/31/2011...........  $10.91252    $10.31190       487,908
   01/01/2012 to 12/31/2012...........  $10.31190    $11.20774       388,499
   01/01/2013 to 12/31/2013...........  $11.20774    $12.53953       380,465
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90465    $ 9.87625             0
   01/01/2007 to 12/31/2007...........  $ 9.87625    $10.34839             0
   01/01/2008 to 12/31/2008...........  $10.34839    $ 6.57832             0
   01/01/2009 to 12/31/2009...........  $ 6.57832    $ 8.61513             0
   01/01/2010 to 12/31/2010...........  $ 8.61513    $11.49409             0
   01/01/2011 to 12/31/2011...........  $11.49409    $11.13148             0
   01/01/2012 to 12/31/2012...........  $11.13148    $12.21161             0
   01/01/2013 to 12/31/2013...........  $12.21161    $16.14369             0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.92633    $12.44163             0
   01/01/2007 to 12/31/2007...........  $12.44163    $11.48395             0
   01/01/2008 to 12/31/2008...........  $11.48395    $ 7.89338             0
   01/01/2009 to 12/31/2009...........  $ 7.89338    $ 9.80392             0
   01/01/2010 to 12/31/2010...........  $ 9.80392    $12.08066             0
   01/01/2011 to 12/31/2011...........  $12.08066    $11.10904             0
   01/01/2012 to 12/31/2012...........  $11.10904    $12.83722             0
   01/01/2013 to 12/31/2013...........  $12.83722    $17.25050             0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.67335    $11.33991        13,042
   01/01/2007 to 12/31/2007...........  $11.33991    $11.79020     1,168,970
   01/01/2008 to 12/31/2008...........  $11.79020    $ 8.53907       854,993
   01/01/2009 to 12/31/2009...........  $ 8.53907    $10.36705       868,302
   01/01/2010 to 12/31/2010...........  $10.36705    $11.30851       861,448
   01/01/2011 to 12/31/2011...........  $11.30851    $11.27944       828,168
   01/01/2012 to 12/31/2012...........  $11.27944    $12.51966       805,114
   01/01/2013 to 12/31/2013...........  $12.51966    $14.30533       864,271
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98800    $12.18054             0
   01/01/2007 to 12/31/2007...........  $12.18054    $11.48624             0
   01/01/2008 to 12/31/2008...........  $11.48624    $ 6.52810             0
   01/01/2009 to 12/31/2009...........  $ 6.52810    $ 7.90362             0
   01/01/2010 to 12/31/2010...........  $ 7.90362    $ 8.75354             0
   01/01/2011 to 12/31/2011...........  $ 8.75354    $ 8.42085             0
   01/01/2012 to 12/31/2012...........  $ 8.42085    $ 9.65593             0
   01/01/2013 to 12/31/2013...........  $ 9.65593    $12.24682             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93969    $10.42785            0
   01/01/2007 to 12/31/2007...........  $10.42785    $11.03694            0
   01/01/2008 to 12/31/2008...........  $11.03694    $ 6.41495            0
   01/01/2009 to 12/31/2009...........  $ 6.41495    $ 9.62234            0
   01/01/2010 to 12/31/2010...........  $ 9.62234    $10.89854            0
   01/01/2011 to 12/31/2011...........  $10.89854    $10.47838            0
   01/01/2012 to 12/31/2012...........  $10.47838    $12.04928            0
   01/01/2013 to 12/31/2013...........  $12.04928    $16.97245            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.72060    $13.23998            0
   01/01/2007 to 12/31/2007...........  $13.23998    $18.19215            0
   01/01/2008 to 12/31/2008...........  $18.19215    $ 8.89797            0
   01/01/2009 to 12/31/2009...........  $ 8.89797    $12.99675            0
   01/01/2010 to 12/31/2010...........  $12.99675    $15.31064            0
   01/01/2011 to 12/31/2011...........  $15.31064    $12.74029            0
   01/01/2012 to 12/31/2012...........  $12.74029    $12.91003            0
   01/01/2013 to 12/31/2013...........  $12.91003    $14.56784            0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.51777    $ 9.77542            0
   01/01/2007 to 12/31/2007...........  $ 9.77542    $10.48123            0
   01/01/2008 to 12/31/2008...........  $10.48123    $10.00096            0
   01/01/2009 to 12/31/2009...........  $10.00096    $10.96586            0
   01/01/2010 to 12/31/2010...........  $10.96586    $11.34046            0
   01/01/2011 to 12/31/2011...........  $11.34046    $11.54872            0
   01/01/2012 to 12/31/2012...........  $11.54872    $11.88441            0
   01/01/2013 to 12/31/2013...........  $11.88441    $11.18657            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62249    $11.30662            0
   01/01/2007 to 12/31/2007...........  $11.30662    $12.11353            0
   01/01/2008 to 12/31/2008...........  $12.11353    $ 6.83224            0
   01/01/2009 to 12/31/2009...........  $ 6.83224    $ 8.58160            0
   01/01/2010 to 12/31/2010...........  $ 8.58160    $ 9.62121            0
   01/01/2011 to 12/31/2011...........  $ 9.62121    $ 9.08459        2,223
   01/01/2012 to 12/31/2012...........  $ 9.08459    $ 9.86225        4,081
   01/01/2013 to 12/31/2013...........  $ 9.86225    $11.62287       59,005
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99817    $ 9.97260            0
   01/01/2008 to 12/31/2008...........  $ 9.97260    $ 9.24479            0
   01/01/2009 to 12/31/2009...........  $ 9.24479    $10.09286            0
   01/01/2010 to 12/31/2010...........  $10.09286    $10.64051            0
   01/01/2011 to 12/31/2011...........  $10.64051    $11.03361            0
   01/01/2012 to 12/31/2012...........  $11.03361    $11.63787            0
   01/01/2013 to 12/31/2013...........  $11.63787    $11.21185            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07796    $ 6.61789       61,258
   01/01/2009 to 12/31/2009...........  $ 6.61789    $ 8.41819      104,719
   01/01/2010 to 12/31/2010...........  $ 8.41819    $ 9.07616      130,503
   01/01/2011 to 12/31/2011...........  $ 9.07616    $ 8.72845      149,496
   01/01/2012 to 09/21/2012...........  $ 8.72845    $ 9.73895            0

* Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08004    $10.91282      129,445
   01/01/2008 to 12/31/2008...........  $10.91282    $ 7.36563      142,405
   01/01/2009 to 12/31/2009...........  $ 7.36563    $ 9.06905       85,377
   01/01/2010 to 12/31/2010...........  $ 9.06905    $10.05357       99,862
   01/01/2011 to 12/31/2011...........  $10.05357    $ 9.68945      172,922
   01/01/2012 to 12/31/2012...........  $ 9.68945    $10.79903      187,764
   01/01/2013 to 12/31/2013...........  $10.79903    $11.75851      169,163
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07305    $10.83452            0
   01/01/2008 to 12/31/2008...........  $10.83452    $ 7.53017            0
   01/01/2009 to 12/31/2009...........  $ 7.53017    $ 9.40896            0
   01/01/2010 to 12/31/2010...........  $ 9.40896    $10.59254            0
   01/01/2011 to 12/31/2011...........  $10.59254    $10.49952       36,272
   01/01/2012 to 12/31/2012...........  $10.49952    $11.81435       79,091
   01/01/2013 to 12/31/2013...........  $11.81435    $13.63409      158,790
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12345    $10.18301            0
   01/01/2008 to 12/31/2008...........  $10.18301    $ 6.57914            0
   01/01/2009 to 12/31/2009...........  $ 6.57914    $ 7.67177        3,699
   01/01/2010 to 12/31/2010...........  $ 7.67177    $ 8.64764        4,096
   01/01/2011 to 12/31/2011...........  $ 8.64764    $ 8.86776        4,581
   01/01/2012 to 05/04/2012...........  $ 8.86776    $ 9.65752            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07151    $10.86097        3,120
   01/01/2008 to 12/31/2008...........  $10.86097    $ 7.66698      166,425
   01/01/2009 to 12/31/2009...........  $ 7.66698    $ 9.35958      160,708
   01/01/2010 to 12/31/2010...........  $ 9.35958    $10.40804      226,307
   01/01/2011 to 12/31/2011...........  $10.40804    $10.17985      366,569
   01/01/2012 to 12/31/2012...........  $10.17985    $11.33645      524,542
   01/01/2013 to 12/31/2013...........  $11.33645    $13.20498      566,259

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 9.20827            0
   01/01/2012 to 12/31/2012...........  $ 9.20827    $10.20156            0
   01/01/2013 to 12/31/2013...........  $10.20156    $11.19672            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $10.54820            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09687    $11.01224       40,327
   01/01/2008 to 12/31/2008...........  $11.01224    $ 7.09376       47,327
   01/01/2009 to 12/31/2009...........  $ 7.09376    $ 8.80257       75,060
   01/01/2010 to 12/31/2010...........  $ 8.80257    $ 9.88109       85,112
   01/01/2011 to 12/31/2011...........  $ 9.88109    $ 9.54594      115,629
   01/01/2012 to 12/31/2012...........  $ 9.54594    $10.74833       85,759
   01/01/2013 to 12/31/2013...........  $10.74833    $13.05551      147,135
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99918    $11.72984            0
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10286    $ 7.81223        2,528
   01/01/2008 to 12/31/2008...........  $ 7.81223    $ 5.02371        2,463
   01/01/2009 to 12/31/2009...........  $ 5.02371    $ 6.56219        2,370
   01/01/2010 to 12/31/2010...........  $ 6.56219    $ 8.36127        3,255
   01/01/2011 to 12/31/2011...........  $ 8.36127    $ 8.82419        4,845
   01/01/2012 to 12/31/2012...........  $ 8.82419    $10.07765       33,808
   01/01/2013 to 12/31/2013...........  $10.07765    $10.29050       28,693
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09789    $ 8.33201            0
   01/01/2008 to 07/18/2008...........  $ 8.33201    $ 7.66199            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $ 9.73366            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10254    $10.91958            0
   01/01/2008 to 12/31/2008...........  $10.91958    $ 6.04442            0
   01/01/2009 to 12/31/2009...........  $ 6.04442    $ 7.93932        3,166
   01/01/2010 to 12/31/2010...........  $ 7.93932    $10.41905        2,949
   01/01/2011 to 12/31/2011...........  $10.41905    $ 8.96343        2,264
   01/01/2012 to 12/31/2012...........  $ 8.96343    $10.65604        9,161
   01/01/2013 to 12/31/2013...........  $10.65604    $14.85632       15,705

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057            0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05097            0
   01/01/2010 to 12/31/2010...........  $ 9.05097    $10.15522            0
   01/01/2011 to 12/31/2011...........  $10.15522    $ 9.80622       17,951
   01/01/2012 to 12/31/2012...........  $ 9.80622    $11.03284       39,447
   01/01/2013 to 12/31/2013...........  $11.03284    $13.02361       48,832
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07381    $10.77036        7,255
   01/01/2008 to 12/31/2008...........  $10.77036    $ 6.98618       42,388
   01/01/2009 to 12/31/2009...........  $ 6.98618    $ 8.56682       35,985
   01/01/2010 to 12/31/2010...........  $ 8.56682    $ 9.70021       34,782
   01/01/2011 to 12/31/2011...........  $ 9.70021    $ 9.45972       70,843
   01/01/2012 to 12/31/2012...........  $ 9.45972    $10.36217      125,844
   01/01/2013 to 12/31/2013...........  $10.36217    $11.77393      141,532
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49594        5,059
   01/01/2009 to 11/13/2009...........  $ 7.49594    $ 8.43273            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.79695       47,791
   01/01/2013 to 12/31/2013...........  $10.79695    $13.30615       44,057
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $10.86599            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13224            0
   01/01/2009 to 12/31/2009...........  $ 6.13224    $ 8.20276          146
   01/01/2010 to 12/31/2010...........  $ 8.20276    $ 9.76197          137
   01/01/2011 to 12/31/2011...........  $ 9.76197    $ 9.17833          541
   01/01/2012 to 12/31/2012...........  $ 9.17833    $11.52315        1,910
   01/01/2013 to 12/31/2013...........  $11.52315    $11.90508        5,835
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09100    $11.53628        4,723
   01/01/2008 to 12/31/2008...........  $11.53628    $ 6.82244        4,600
   01/01/2009 to 12/31/2009...........  $ 6.82244    $10.09167        4,428
   01/01/2010 to 12/31/2010...........  $10.09167    $11.01965        5,277
   01/01/2011 to 12/31/2011...........  $11.01965    $10.47885        6,194
   01/01/2012 to 12/31/2012...........  $10.47885    $12.42563       13,645
   01/01/2013 to 12/31/2013...........  $12.42563    $15.96125       24,620

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11632    $10.62005            0
   01/01/2008 to 12/31/2008...........  $10.62005    $ 6.23634            0
   01/01/2009 to 12/31/2009...........  $ 6.23634    $ 7.35950        6,458
   01/01/2010 to 12/31/2010...........  $ 7.35950    $ 8.22556        5,948
   01/01/2011 to 12/31/2011...........  $ 8.22556    $ 7.69478        7,670
   01/01/2012 to 12/31/2012...........  $ 7.69478    $ 9.11684       17,500
   01/01/2013 to 12/31/2013...........  $ 9.11684    $12.05440       27,352
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09800    $11.48986        1,492
   01/01/2008 to 12/31/2008...........  $11.48986    $ 6.73541            0
   01/01/2009 to 12/31/2009...........  $ 6.73541    $10.47635          231
   01/01/2010 to 12/31/2010...........  $10.47635    $12.42903          782
   01/01/2011 to 12/31/2011...........  $12.42903    $11.93976        1,490
   01/01/2012 to 12/31/2012...........  $11.93976    $14.14015       10,307
   01/01/2013 to 12/31/2013...........  $14.14015    $18.50694       16,778
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64998          744
   01/01/2009 to 12/31/2009...........  $ 7.64998    $ 9.34543        2,369
   01/01/2010 to 12/31/2010...........  $ 9.34543    $10.32606        7,551
   01/01/2011 to 12/31/2011...........  $10.32606    $10.17206       13,151
   01/01/2012 to 12/31/2012...........  $10.17206    $11.09154       67,208
   01/01/2013 to 12/31/2013...........  $11.09154    $12.06017       27,028
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66279          431
   01/01/2009 to 12/31/2009...........  $ 7.66279    $ 9.62383          517
   01/01/2010 to 12/31/2010...........  $ 9.62383    $12.07909        1,114
   01/01/2011 to 12/31/2011...........  $12.07909    $12.11532        1,906
   01/01/2012 to 12/31/2012...........  $12.11532    $13.87726        4,328
   01/01/2013 to 12/31/2013...........  $13.87726    $19.07270       10,593
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11154    $10.19617        2,976
   01/01/2008 to 12/31/2008...........  $10.19617    $ 6.32963            0
   01/01/2009 to 12/31/2009...........  $ 6.32963    $ 7.41124            0
   01/01/2010 to 12/31/2010...........  $ 7.41124    $ 8.25078            0
   01/01/2011 to 12/31/2011...........  $ 8.25078    $ 8.12903        4,250
   01/01/2012 to 12/31/2012...........  $ 8.12903    $ 9.12709       14,114
   01/01/2013 to 12/31/2013...........  $ 9.12709    $12.16608       25,451
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.96607            0
   01/01/2008 to 12/31/2008...........  $ 9.96607    $ 7.34697            0
   01/01/2009 to 12/31/2009...........  $ 7.34697    $ 9.86035        3,032
   01/01/2010 to 12/31/2010...........  $ 9.86035    $11.08074       18,004
   01/01/2011 to 12/31/2011...........  $11.08074    $11.31919       24,364
   01/01/2012 to 12/31/2012...........  $11.31919    $12.76194       53,227
   01/01/2013 to 12/31/2013...........  $12.76194    $13.54280       47,007

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.15948    $12.05201            0
   01/01/2008 to 12/31/2008...........  $12.05201    $ 5.93863            0
   01/01/2009 to 12/31/2009...........  $ 5.93863    $ 7.95483          448
   01/01/2010 to 12/31/2010...........  $ 7.95483    $ 9.01789          458
   01/01/2011 to 12/31/2011...........  $ 9.01789    $ 7.77483          437
   01/01/2012 to 12/31/2012...........  $ 7.77483    $ 9.26557        8,321
   01/01/2013 to 12/31/2013...........  $ 9.26557    $10.92201       15,690
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12617    $11.65068            0
   01/01/2008 to 12/31/2008...........  $11.65068    $ 6.45950            0
   01/01/2009 to 12/31/2009...........  $ 6.45950    $ 8.34615            0
   01/01/2010 to 12/31/2010...........  $ 8.34615    $ 9.17929          607
   01/01/2011 to 12/31/2011...........  $ 9.17929    $ 7.94794        1,773
   01/01/2012 to 12/31/2012...........  $ 7.94794    $ 9.18156        3,131
   01/01/2013 to 12/31/2013...........  $ 9.18156    $10.86035        7,431
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17178            0
   01/01/2009 to 12/31/2009...........  $ 7.17178    $ 8.99427            0
   01/01/2010 to 12/31/2010...........  $ 8.99427    $10.13569            0
   01/01/2011 to 12/31/2011...........  $10.13569    $ 9.97825        1,208
   01/01/2012 to 12/31/2012...........  $ 9.97825    $11.22134       27,647
   01/01/2013 to 12/31/2013...........  $11.22134    $12.91910       27,963
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.14435    $10.97941        2,000
   01/01/2008 to 12/31/2008...........  $10.97941    $ 6.37232        7,415
   01/01/2009 to 12/31/2009...........  $ 6.37232    $ 8.57302       10,158
   01/01/2010 to 12/31/2010...........  $ 8.57302    $ 9.09678       10,379
   01/01/2011 to 12/31/2011...........  $ 9.09678    $ 8.18270       11,011
   01/01/2012 to 12/31/2012...........  $ 8.18270    $ 9.87658       14,182
   01/01/2013 to 12/31/2013...........  $ 9.87658    $11.28094       28,745
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08054    $10.17383            0
   01/01/2008 to 12/31/2008...........  $10.17383    $ 8.29858       10,258
   01/01/2009 to 12/31/2009...........  $ 8.29858    $10.02568       41,174
   01/01/2010 to 12/31/2010...........  $10.02568    $10.65289       41,076
   01/01/2011 to 12/31/2011...........  $10.65289    $10.57215       44,156
   01/01/2012 to 12/31/2012...........  $10.57215    $11.58947       68,595
   01/01/2013 to 12/31/2013...........  $11.58947    $12.74066       67,156

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29963            0
   01/01/2010 to 12/31/2010...........  $10.29963    $11.35164            0
   01/01/2011 to 12/31/2011...........  $11.35164    $11.31377            0
   01/01/2012 to 12/31/2012...........  $11.31377    $12.90295          518
   01/01/2013 to 12/31/2013...........  $12.90295    $17.43738        5,435
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30944            0
   01/01/2010 to 12/31/2010...........  $10.30944    $11.60815          678
   01/01/2011 to 12/31/2011...........  $11.60815    $10.81845        1,493
   01/01/2012 to 12/31/2012...........  $10.81845    $12.12874        1,675
   01/01/2013 to 12/31/2013...........  $12.12874    $15.78294        5,326
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11587    $ 9.84473            0
   01/01/2008 to 12/31/2008...........  $ 9.84473    $ 5.70314            0
   01/01/2009 to 12/31/2009...........  $ 5.70314    $ 6.74404            0
   01/01/2010 to 12/31/2010...........  $ 6.74404    $ 7.55590          197
   01/01/2011 to 12/31/2011...........  $ 7.55590    $ 7.16817        1,094
   01/01/2012 to 12/31/2012...........  $ 7.16817    $ 8.29561       14,852
   01/01/2013 to 12/31/2013...........  $ 8.29561    $11.48738       31,898
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13199    $11.47337        2,345
   01/01/2008 to 12/31/2008...........  $11.47337    $ 6.40005            0
   01/01/2009 to 12/31/2009...........  $ 6.40005    $ 8.22241        6,687
   01/01/2010 to 12/31/2010...........  $ 8.22241    $ 9.74903        6,413
   01/01/2011 to 12/31/2011...........  $ 9.74903    $ 9.56442        5,154
   01/01/2012 to 12/31/2012...........  $ 9.56442    $10.63120       48,310
   01/01/2013 to 12/31/2013...........  $10.63120    $14.37959       35,153
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.02439    $10.32185            0
   01/01/2008 to 12/31/2008...........  $10.32185    $ 7.84324            0
   01/01/2009 to 12/31/2009...........  $ 7.84324    $10.45274        5,287
   01/01/2010 to 12/31/2010...........  $10.45274    $11.73757        4,794
   01/01/2011 to 12/31/2011...........  $11.73757    $12.80336        8,496
   01/01/2012 to 12/31/2012...........  $12.80336    $13.42818       77,961
   01/01/2013 to 12/31/2013...........  $13.42818    $13.02931       83,091
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11667    $10.95164            0
   01/01/2008 to 12/31/2008...........  $10.95164    $ 7.15759        1,243
   01/01/2009 to 12/31/2009...........  $ 7.15759    $ 9.31966       15,605
   01/01/2010 to 12/31/2010...........  $ 9.31966    $10.33903       12,339
   01/01/2011 to 12/31/2011...........  $10.33903    $ 9.91614       18,473
   01/01/2012 to 12/31/2012...........  $ 9.91614    $12.08368       28,565
   01/01/2013 to 12/31/2013...........  $12.08368    $15.27018       35,474

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10694    $11.59267            0
   01/01/2008 to 12/31/2008...........  $11.59267    $ 7.31108          440
   01/01/2009 to 12/31/2009...........  $ 7.31108    $ 8.99798        3,010
   01/01/2010 to 12/31/2010...........  $ 8.99798    $10.04775        2,559
   01/01/2011 to 12/31/2011...........  $10.04775    $ 9.88927        3,386
   01/01/2012 to 12/31/2012...........  $ 9.88927    $11.46400        5,224
   01/01/2013 to 12/31/2013...........  $11.46400    $15.51686       16,702
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99918    $10.22213            0
   01/01/2013 to 12/31/2013...........  $10.22213    $13.61300            0
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10574    $10.11084            0
   01/01/2008 to 12/31/2008...........  $10.11084    $ 6.19415            0
   01/01/2009 to 12/31/2009...........  $ 6.19415    $ 8.51751            0
   01/01/2010 to 12/31/2010...........  $ 8.51751    $10.42410            0
   01/01/2011 to 12/31/2011...........  $10.42410    $ 9.96483          972
   01/01/2012 to 12/31/2012...........  $ 9.96483    $11.68256        7,983
   01/01/2013 to 12/31/2013...........  $11.68256    $15.31633        5,233
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.00052    $10.29973            0
   01/01/2008 to 12/31/2008...........  $10.29973    $10.45357       10,390
   01/01/2009 to 12/31/2009...........  $10.45357    $10.37528        8,118
   01/01/2010 to 12/31/2010...........  $10.37528    $10.27485       23,603
   01/01/2011 to 12/31/2011...........  $10.27485    $10.17598       28,226
   01/01/2012 to 12/31/2012...........  $10.17598    $10.07626      137,020
   01/01/2013 to 12/31/2013...........  $10.07626    $ 9.97714      122,291
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13369    $10.25701        2,202
   01/01/2008 to 12/31/2008...........  $10.25701    $ 5.86395        1,930
   01/01/2009 to 12/31/2009...........  $ 5.86395    $ 8.16575       10,813
   01/01/2010 to 12/31/2010...........  $ 8.16575    $ 9.97960       10,171
   01/01/2011 to 12/31/2011...........  $ 9.97960    $ 9.63540       10,393
   01/01/2012 to 12/31/2012...........  $ 9.63540    $11.17393       15,841
   01/01/2013 to 12/31/2013...........  $11.17393    $15.71072       36,628
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11565    $11.82260            0
   01/01/2008 to 12/31/2008...........  $11.82260    $ 6.65075            0
   01/01/2009 to 12/31/2009...........  $ 6.65075    $ 8.54648            0
   01/01/2010 to 12/31/2010...........  $ 8.54648    $10.88845            0
   01/01/2011 to 12/31/2011...........  $10.88845    $10.96268          424
   01/01/2012 to 12/31/2012...........  $10.96268    $12.19821       16,652
   01/01/2013 to 12/31/2013...........  $12.19821    $16.01598       17,613

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12073    $11.75209            0
   01/01/2008 to 12/31/2008...........  $11.75209    $ 6.68601            0
   01/01/2009 to 12/31/2009...........  $ 6.68601    $ 8.11354          149
   01/01/2010 to 12/31/2010...........  $ 8.11354    $ 9.66127          139
   01/01/2011 to 04/29/2011...........  $ 9.66127    $10.86028            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.37057       16,117
   01/01/2013 to 12/31/2013...........  $10.37057    $12.20998        8,126
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093            0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21761          129
   01/01/2010 to 12/31/2010...........  $ 9.21761    $11.15868          125
   01/01/2011 to 12/31/2011...........  $11.15868    $ 8.80869        2,616
   01/01/2012 to 12/31/2012...........  $ 8.80869    $10.28504        3,295
   01/01/2013 to 12/31/2013...........  $10.28504    $10.20593       18,822
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99034    $10.47408        6,233
   01/01/2008 to 12/31/2008...........  $10.47408    $10.48603        6,071
   01/01/2009 to 12/31/2009...........  $10.48603    $11.44430       46,373
   01/01/2010 to 12/31/2010...........  $11.44430    $11.77276       96,945
   01/01/2011 to 12/31/2011...........  $11.77276    $11.91843      101,716
   01/01/2012 to 12/31/2012...........  $11.91843    $12.35443       57,567
   01/01/2013 to 12/31/2013...........  $12.35443    $11.96593       61,513
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99058    $10.56075            0
   01/01/2008 to 12/31/2008...........  $10.56075    $10.21988        1,836
   01/01/2009 to 12/31/2009...........  $10.21988    $11.79093       23,401
   01/01/2010 to 12/31/2010...........  $11.79093    $12.57524       35,839
   01/01/2011 to 12/31/2011...........  $12.57524    $12.84647       42,310
   01/01/2012 to 12/31/2012...........  $12.84647    $13.90489      141,041
   01/01/2013 to 12/31/2013...........  $13.90489    $13.51422      157,940
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.04514    $10.75670            0
   01/01/2008 to 12/31/2008...........  $10.75670    $ 8.57497       34,793
   01/01/2009 to 12/31/2009...........  $ 8.57497    $10.19125       87,454
   01/01/2010 to 12/31/2010...........  $10.19125    $11.15697      108,923
   01/01/2011 to 12/31/2011...........  $11.15697    $11.15675      207,615
   01/01/2012 to 12/31/2012...........  $11.15675    $12.19226      449,309
   01/01/2013 to 12/31/2013...........  $12.19226    $13.18351      433,397

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10404    $11.19117          469
   01/01/2008 to 12/31/2008...........  $11.19117    $ 6.56949          393
   01/01/2009 to 12/31/2009...........  $ 6.56949    $ 8.19394       29,491
   01/01/2010 to 12/31/2010...........  $ 8.19394    $ 9.65573       34,201
   01/01/2011 to 12/31/2011...........  $ 9.65573    $ 8.96603       49,820
   01/01/2012 to 12/31/2012...........  $ 8.96603    $10.02421       61,112
   01/01/2013 to 12/31/2013...........  $10.02421    $11.61472       94,352
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11188    $10.37151            0
   01/01/2008 to 12/31/2008...........  $10.37151    $ 6.29304            0
   01/01/2009 to 12/31/2009...........  $ 6.29304    $ 7.59041            0
   01/01/2010 to 12/31/2010...........  $ 7.59041    $ 8.64622            0
   01/01/2011 to 12/31/2011...........  $ 8.64622    $ 8.85664          491
   01/01/2012 to 12/31/2012...........  $ 8.85664    $10.41779        1,912
   01/01/2013 to 12/31/2013...........  $10.41779    $13.65949        8,717
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 8.93992            0
   01/01/2012 to 12/31/2012...........  $ 8.93992    $10.01604       21,087
   01/01/2013 to 12/31/2013...........  $10.01604    $12.13798       25,309
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37971            0
   01/01/2009 to 12/31/2009...........  $ 7.37971    $ 9.01552            0
   01/01/2010 to 12/31/2010...........  $ 9.01552    $ 9.99007            0
   01/01/2011 to 12/31/2011...........  $ 9.99007    $ 9.71160        5,942
   01/01/2012 to 12/31/2012...........  $ 9.71160    $10.60403       50,477
   01/01/2013 to 12/31/2013...........  $10.60403    $11.80510       62,149
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72784            0
   01/01/2009 to 12/31/2009...........  $ 6.72784    $ 8.44981            0
   01/01/2010 to 12/31/2010...........  $ 8.44981    $ 9.56609            0
   01/01/2011 to 12/31/2011...........  $ 9.56609    $ 9.24529       24,558
   01/01/2012 to 12/31/2012...........  $ 9.24529    $10.60940       48,336
   01/01/2013 to 12/31/2013...........  $10.60940    $12.40140       76,556
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07291    $10.87140        1,400
   01/01/2008 to 12/31/2008...........  $10.87140    $ 7.51399        1,359
   01/01/2009 to 12/31/2009...........  $ 7.51399    $ 9.47895        9,547
   01/01/2010 to 12/31/2010...........  $ 9.47895    $10.49368       18,919
   01/01/2011 to 12/31/2011...........  $10.49368    $10.03860       22,204
   01/01/2012 to 12/31/2012...........  $10.03860    $11.04609       46,234
   01/01/2013 to 12/31/2013...........  $11.04609    $12.51162       60,754

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09716    $10.46802            0
   01/01/2008 to 12/31/2008...........  $10.46802    $ 6.73693            0
   01/01/2009 to 12/31/2009...........  $ 6.73693    $ 8.93194            0
   01/01/2010 to 12/31/2010...........  $ 8.93194    $12.06406            0
   01/01/2011 to 12/31/2011...........  $12.06406    $11.82778          819
   01/01/2012 to 12/31/2012...........  $11.82778    $13.13644        5,376
   01/01/2013 to 12/31/2013...........  $13.13644    $17.58113       12,287
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11095    $ 9.43656        1,552
   01/01/2008 to 12/31/2008...........  $ 9.43656    $ 6.56669            0
   01/01/2009 to 12/31/2009...........  $ 6.56669    $ 8.25723            0
   01/01/2010 to 12/31/2010...........  $ 8.25723    $10.30053            0
   01/01/2011 to 12/31/2011...........  $10.30053    $ 9.58913          680
   01/01/2012 to 12/31/2012...........  $ 9.58913    $11.21832        7,416
   01/01/2013 to 12/31/2013...........  $11.21832    $15.26149       17,249
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.06740    $10.57860          492
   01/01/2008 to 12/31/2008...........  $10.57860    $ 7.75653       39,334
   01/01/2009 to 12/31/2009...........  $ 7.75653    $ 9.53361       42,393
   01/01/2010 to 12/31/2010...........  $ 9.53361    $10.52807       33,991
   01/01/2011 to 12/31/2011...........  $10.52807    $10.63067       60,944
   01/01/2012 to 12/31/2012...........  $10.63067    $11.94592      170,982
   01/01/2013 to 12/31/2013...........  $11.94592    $13.81861      463,674
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11700    $ 9.82815        5,487
   01/01/2008 to 12/31/2008...........  $ 9.82815    $ 5.65507        5,921
   01/01/2009 to 12/31/2009...........  $ 5.65507    $ 6.93144        5,658
   01/01/2010 to 12/31/2010...........  $ 6.93144    $ 7.77169        5,028
   01/01/2011 to 12/31/2011...........  $ 7.77169    $ 7.56873        6,045
   01/01/2012 to 12/31/2012...........  $ 7.56873    $ 8.78643       21,212
   01/01/2013 to 12/31/2013...........  $ 8.78643    $11.28190       43,112
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08361    $10.93976            0
   01/01/2008 to 12/31/2008...........  $10.93976    $ 6.43744        1,333
   01/01/2009 to 12/31/2009...........  $ 6.43744    $ 9.77555        3,241
   01/01/2010 to 12/31/2010...........  $ 9.77555    $11.20897        3,920
   01/01/2011 to 12/31/2011...........  $11.20897    $10.91000        4,699
   01/01/2012 to 12/31/2012...........  $10.91000    $12.70117       19,767
   01/01/2013 to 12/31/2013...........  $12.70117    $18.11188       40,364

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.17958    $13.94064            0
   01/01/2008 to 12/31/2008...........  $13.94064    $ 6.90317        6,773
   01/01/2009 to 12/31/2009...........  $ 6.90317    $10.20784       15,445
   01/01/2010 to 12/31/2010...........  $10.20784    $12.17409       13,337
   01/01/2011 to 12/31/2011...........  $12.17409    $10.25550       19,083
   01/01/2012 to 12/31/2012...........  $10.25550    $10.52125       16,869
   01/01/2013 to 12/31/2013...........  $10.52125    $12.01930       30,337
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.98213    $10.73003            0
   01/01/2008 to 12/31/2008...........  $10.73003    $10.36499        3,077
   01/01/2009 to 12/31/2009...........  $10.36499    $11.50569       10,277
   01/01/2010 to 12/31/2010...........  $11.50569    $12.04612       11,386
   01/01/2011 to 12/31/2011...........  $12.04612    $12.41886       12,041
   01/01/2012 to 12/31/2012...........  $12.41886    $12.93840       11,281
   01/01/2013 to 12/31/2013...........  $12.93840    $12.32953       16,494
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12210    $11.05096        1,576
   01/01/2008 to 12/31/2008...........  $11.05096    $ 6.31035        3,962
   01/01/2009 to 12/31/2009...........  $ 6.31035    $ 8.02421       13,667
   01/01/2010 to 12/31/2010...........  $ 8.02421    $ 9.10752       13,459
   01/01/2011 to 12/31/2011...........  $ 9.10752    $ 8.70580       20,325
   01/01/2012 to 12/31/2012...........  $ 8.70580    $ 9.56832       21,025
   01/01/2013 to 12/31/2013...........  $ 9.56832    $11.41596       32,813
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774            0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37351            0
   01/01/2009 to 12/31/2009...........  $ 9.37351    $10.35999        3,687
   01/01/2010 to 12/31/2010...........  $10.35999    $11.05727        3,593
   01/01/2011 to 12/31/2011...........  $11.05727    $11.60740        6,542
   01/01/2012 to 12/31/2012...........  $11.60740    $12.39484       37,608
   01/01/2013 to 12/31/2013...........  $12.39484    $12.08896       36,684
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67267        5,683
   01/01/2009 to 12/31/2009...........  $ 6.67267    $ 8.59292        9,582
   01/01/2010 to 12/31/2010...........  $ 8.59292    $ 9.37902        8,610
   01/01/2011 to 12/31/2011...........  $ 9.37902    $ 9.13111       22,166
   01/01/2012 to 09/21/2012...........  $ 9.13111    $10.27970            0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.85%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.10395    $ 7.16664           0
   01/01/2009 to 12/31/2009...........  $ 7.16664    $ 8.75036       6,625
   01/01/2010 to 12/31/2010...........  $ 8.75036    $ 9.61939       6,364
   01/01/2011 to 12/31/2011...........  $ 9.61939    $ 9.19378       7,465
   01/01/2012 to 12/31/2012...........  $ 9.19378    $10.16082       8,157
   01/01/2013 to 12/31/2013...........  $10.16082    $10.97131       1,385
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08802    $ 7.27132       4,344
   01/01/2009 to 12/31/2009...........  $ 7.27132    $ 9.00981       1,996
   01/01/2010 to 12/31/2010...........  $ 9.00981    $10.05863       2,586
   01/01/2011 to 12/31/2011...........  $10.05863    $ 9.88727       2,900
   01/01/2012 to 12/31/2012...........  $ 9.88727    $11.03232       2,818
   01/01/2013 to 12/31/2013...........  $11.03232    $12.62536           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.14765    $ 7.01177           0
   01/01/2009 to 12/31/2009...........  $ 7.01177    $ 8.10814           0
   01/01/2010 to 12/31/2010...........  $ 8.10814    $ 9.06318           0
   01/01/2011 to 12/31/2011...........  $ 9.06318    $ 9.21655           0
   01/01/2012 to 05/04/2012...........  $ 9.21655    $10.00846           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08599    $ 7.38927           0
   01/01/2009 to 12/31/2009...........  $ 7.38927    $ 8.94528           0
   01/01/2010 to 12/31/2010...........  $ 8.94528    $ 9.86436           0
   01/01/2011 to 12/31/2011...........  $ 9.86436    $ 9.56771           0
   01/01/2012 to 12/31/2012...........  $ 9.56771    $10.56555           0
   01/01/2013 to 12/31/2013...........  $10.56555    $12.20435           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99849    $ 9.15655            0
   01/01/2012 to 12/31/2012...........  $ 9.15655    $10.05939            0
   01/01/2013 to 12/31/2013...........  $10.05939    $10.94863            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99849    $10.48806            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99900    $ 9.37653            0
   01/01/2010 to 12/31/2010...........  $ 9.37653    $10.17996            0
   01/01/2011 to 12/31/2011...........  $10.17996    $10.95882            0
   01/01/2012 to 12/31/2012...........  $10.95882    $11.20758            0
   01/01/2013 to 12/31/2013...........  $11.20758    $10.92828            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99850    $12.03290        6,105
   01/01/2009 to 12/31/2009...........  $12.03290    $11.09949       15,731
   01/01/2010 to 12/31/2010...........  $11.09949    $12.11684        7,728
   01/01/2011 to 12/31/2011...........  $12.11684    $13.51263        7,728
   01/01/2012 to 12/31/2012...........  $13.51263    $14.02521        6,135
   01/01/2013 to 12/31/2013...........  $14.02521    $13.33768        7,087
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99850    $12.10174        8,121
   01/01/2009 to 12/31/2009...........  $12.10174    $10.96689        9,485
   01/01/2010 to 12/31/2010...........  $10.96689    $11.99103       13,335
   01/01/2011 to 12/31/2011...........  $11.99103    $13.65410            0
   01/01/2012 to 12/31/2012...........  $13.65410    $14.19109            0
   01/01/2013 to 12/31/2013...........  $14.19109    $13.26017            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99900    $ 8.78733            0
   01/01/2010 to 12/31/2010...........  $ 8.78733    $ 9.64967       16,750
   01/01/2011 to 12/31/2011...........  $ 9.64967    $11.24415            0
   01/01/2012 to 12/31/2012...........  $11.24415    $11.73723            0
   01/01/2013 to 12/31/2013...........  $11.73723    $10.77318            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99799    $11.00652          873
   01/01/2011 to 12/31/2011...........  $11.00652    $13.00070        9,646
   01/01/2012 to 12/31/2012...........  $13.00070    $13.63134            0
   01/01/2013 to 12/31/2013...........  $13.63134    $12.44678            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99849    $12.01851       15,225
   01/01/2012 to 12/31/2012...........  $12.01851    $12.48985       25,413
   01/01/2013 to 12/31/2013...........  $12.48985    $11.06789            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99800    $10.39724        4,829
   01/01/2013 to 12/31/2013...........  $10.39724    $ 9.16722       51,684
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99900    $ 8.74800            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12055    $ 6.93669            0
   01/01/2009 to 12/31/2009...........  $ 6.93669    $ 8.53583            0
   01/01/2010 to 12/31/2010...........  $ 8.53583    $ 9.50184            0
   01/01/2011 to 12/31/2011...........  $ 9.50184    $ 9.10312            0
   01/01/2012 to 12/31/2012...........  $ 9.10312    $10.16400            0
   01/01/2013 to 12/31/2013...........  $10.16400    $12.24281            0
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99849    $11.64623            0
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.37360    $ 6.59689            0
   01/01/2009 to 12/31/2009...........  $ 6.59689    $ 8.54514            0
   01/01/2010 to 12/31/2010...........  $ 8.54514    $10.79717            0
   01/01/2011 to 12/31/2011...........  $10.79717    $11.29999            0
   01/01/2012 to 12/31/2012...........  $11.29999    $12.79714            0
   01/01/2013 to 12/31/2013...........  $12.79714    $12.95833            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $10.26292    $10.02457            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99849    $ 9.67816            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12595    $ 6.22880            0
   01/01/2009 to 12/31/2009...........  $ 6.22880    $ 8.11317            0
   01/01/2010 to 12/31/2010...........  $ 8.11317    $10.55827            0
   01/01/2011 to 12/31/2011...........  $10.55827    $ 9.00747            0
   01/01/2012 to 12/31/2012...........  $ 9.00747    $10.61886            0
   01/01/2013 to 12/31/2013...........  $10.61886    $14.68103            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10356    $ 7.49830            0
   01/01/2009 to 12/31/2009...........  $ 7.49830    $ 8.92512            0
   01/01/2010 to 12/31/2010...........  $ 8.92512    $ 9.93066            0
   01/01/2011 to 12/31/2011...........  $ 9.93066    $ 9.50955            0
   01/01/2012 to 12/31/2012...........  $ 9.50955    $10.60963            0
   01/01/2013 to 12/31/2013...........  $10.60963    $12.41950            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.11733    $ 6.82289       11,134
   01/01/2009 to 12/31/2009...........  $ 6.82289    $ 8.29675            0
   01/01/2010 to 12/31/2010...........  $ 8.29675    $ 9.31618            0
   01/01/2011 to 12/31/2011...........  $ 9.31618    $ 9.00962            0
   01/01/2012 to 12/31/2012...........  $ 9.00962    $ 9.78639        2,336
   01/01/2013 to 12/31/2013...........  $ 9.78639    $11.02685        1,061
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99850    $ 7.46733            0
   01/01/2009 to 11/13/2009...........  $ 7.46733    $ 8.33949            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99850    $10.73589        2,760
   01/01/2013 to 12/31/2013...........  $10.73589    $13.12050            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99849    $10.80409            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17518    $ 6.10873            0
   01/01/2009 to 12/31/2009...........  $ 6.10873    $ 8.10294            0
   01/01/2010 to 12/31/2010...........  $ 8.10294    $ 9.56280            0
   01/01/2011 to 12/31/2011...........  $ 9.56280    $ 8.91628            0
   01/01/2012 to 12/31/2012...........  $ 8.91628    $11.10055            0
   01/01/2013 to 12/31/2013...........  $11.10055    $11.37283            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08749    $ 6.61764            0
   01/01/2009 to 12/31/2009...........  $ 6.61764    $ 9.70713            0
   01/01/2010 to 12/31/2010...........  $ 9.70713    $10.51133            0
   01/01/2011 to 12/31/2011...........  $10.51133    $ 9.91228            0
   01/01/2012 to 12/31/2012...........  $ 9.91228    $11.65557            0
   01/01/2013 to 12/31/2013...........  $11.65557    $14.84719            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.16540    $ 6.38454            0
   01/01/2009 to 12/31/2009...........  $ 6.38454    $ 7.47138            0
   01/01/2010 to 12/31/2010...........  $ 7.47138    $ 8.28096            0
   01/01/2011 to 12/31/2011...........  $ 8.28096    $ 7.68208            0
   01/01/2012 to 12/31/2012...........  $ 7.68208    $ 9.02579            0
   01/01/2013 to 12/31/2013...........  $ 9.02579    $11.83446            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.19081    $ 6.55906           0
   01/01/2009 to 12/31/2009...........  $ 6.55906    $10.11672           0
   01/01/2010 to 12/31/2010...........  $10.11672    $11.90223           0
   01/01/2011 to 12/31/2011...........  $11.90223    $11.33841           0
   01/01/2012 to 12/31/2012...........  $11.33841    $13.31569           0
   01/01/2013 to 12/31/2013...........  $13.31569    $17.28268           0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08923    $ 7.60711           0
   01/01/2009 to 12/31/2009...........  $ 7.60711    $ 9.21533       3,344
   01/01/2010 to 12/31/2010...........  $ 9.21533    $10.09734         815
   01/01/2011 to 12/31/2011...........  $10.09734    $ 9.86393       1,379
   01/01/2012 to 12/31/2012...........  $ 9.86393    $10.66563       1,079
   01/01/2013 to 12/31/2013...........  $10.66563    $11.50030         309
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03338    $ 7.63362           0
   01/01/2009 to 12/31/2009...........  $ 7.63362    $ 9.50718           0
   01/01/2010 to 12/31/2010...........  $ 9.50718    $11.83301           0
   01/01/2011 to 12/31/2011...........  $11.83301    $11.76964           0
   01/01/2012 to 12/31/2012...........  $11.76964    $13.36861           0
   01/01/2013 to 12/31/2013...........  $13.36861    $18.22040           0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.20683    $ 6.72004           0
   01/01/2009 to 12/31/2009...........  $ 6.72004    $ 7.80265           0
   01/01/2010 to 12/31/2010...........  $ 7.80265    $ 8.61419           0
   01/01/2011 to 12/31/2011...........  $ 8.61419    $ 8.41633           0
   01/01/2012 to 12/31/2012...........  $ 8.41633    $ 9.37066           0
   01/01/2013 to 12/31/2013...........  $ 9.37066    $12.38654           0
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.99850    $ 7.38620           0
   01/01/2009 to 12/31/2009...........  $ 7.38620    $ 9.83037           0
   01/01/2010 to 12/31/2010...........  $ 9.83037    $10.95488           0
   01/01/2011 to 12/31/2011...........  $10.95488    $11.09746           0
   01/01/2012 to 12/31/2012...........  $11.09746    $12.40731           0
   01/01/2013 to 12/31/2013...........  $12.40731    $13.05662           0
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.09763    $ 5.53501           0
   01/01/2009 to 12/31/2009...........  $ 5.53501    $ 7.35213           0
   01/01/2010 to 12/31/2010...........  $ 7.35213    $ 8.26511           0
   01/01/2011 to 12/31/2011...........  $ 8.26511    $ 7.06636           0
   01/01/2012 to 12/31/2012...........  $ 7.06636    $ 8.35084           0
   01/01/2013 to 12/31/2013...........  $ 8.35084    $ 9.76163           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.06506    $ 6.19823           0
   01/01/2009 to 12/31/2009...........  $ 6.19823    $ 7.94167           0
   01/01/2010 to 12/31/2010...........  $ 7.94167    $ 8.66176           0
   01/01/2011 to 12/31/2011...........  $ 8.66176    $ 7.43734           0
   01/01/2012 to 12/31/2012...........  $ 7.43734    $ 8.51983           0
   01/01/2013 to 12/31/2013...........  $ 8.51983    $ 9.99348           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11174    $ 7.13162           0
   01/01/2009 to 12/31/2009...........  $ 7.13162    $ 8.86931           0
   01/01/2010 to 12/31/2010...........  $ 8.86931    $ 9.91149           0
   01/01/2011 to 12/31/2011...........  $ 9.91149    $ 9.67629           0
   01/01/2012 to 12/31/2012...........  $ 9.67629    $10.79078           0
   01/01/2013 to 12/31/2013...........  $10.79078    $12.31982           0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08289    $ 6.38994           0
   01/01/2009 to 12/31/2009...........  $ 6.38994    $ 8.52506           0
   01/01/2010 to 12/31/2010...........  $ 8.52506    $ 8.97041           0
   01/01/2011 to 12/31/2011...........  $ 8.97041    $ 8.00175           0
   01/01/2012 to 12/31/2012...........  $ 8.00175    $ 9.57746           0
   01/01/2013 to 12/31/2013...........  $ 9.57746    $10.84802           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12771    $ 7.99996       3,983
   01/01/2009 to 12/31/2009...........  $ 7.99996    $ 9.58414       2,410
   01/01/2010 to 12/31/2010...........  $ 9.58414    $10.09878       2,955
   01/01/2011 to 12/31/2011...........  $10.09878    $ 9.93872       3,057
   01/01/2012 to 12/31/2012...........  $ 9.93872    $10.80394       3,038
   01/01/2013 to 12/31/2013...........  $10.80394    $11.77797         621
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08388    $10.28832           0
   01/01/2010 to 12/31/2010...........  $10.28832    $11.24469           0
   01/01/2011 to 12/31/2011...........  $11.24469    $11.11385           0
   01/01/2012 to 12/31/2012...........  $11.11385    $12.56890           0
   01/01/2013 to 12/31/2013...........  $12.56890    $16.84433           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14526    $10.29808           0
   01/01/2010 to 12/31/2010...........  $10.29808    $11.49876           0
   01/01/2011 to 12/31/2011...........  $11.49876    $10.62722           0
   01/01/2012 to 12/31/2012...........  $10.62722    $11.81471           0
   01/01/2013 to 12/31/2013...........  $11.81471    $15.24606           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.24634    $ 6.22258         0
   01/01/2009 to 12/31/2009...........  $ 6.22258    $ 7.29691         0
   01/01/2010 to 12/31/2010...........  $ 7.29691    $ 8.10718         0
   01/01/2011 to 12/31/2011...........  $ 8.10718    $ 7.62714         0
   01/01/2012 to 12/31/2012...........  $ 7.62714    $ 8.75296         0
   01/01/2013 to 12/31/2013...........  $ 8.75296    $12.01971         0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.13273    $ 6.23147         0
   01/01/2009 to 12/31/2009...........  $ 6.23147    $ 7.93905         0
   01/01/2010 to 12/31/2010...........  $ 7.93905    $ 9.33451         0
   01/01/2011 to 12/31/2011...........  $ 9.33451    $ 9.08145         0
   01/01/2012 to 12/31/2012...........  $ 9.08145    $10.00992         0
   01/01/2013 to 12/31/2013...........  $10.00992    $13.42638         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.01615    $ 7.71780         0
   01/01/2009 to 12/31/2009...........  $ 7.71780    $10.19986         0
   01/01/2010 to 12/31/2010...........  $10.19986    $11.35808         0
   01/01/2011 to 12/31/2011...........  $11.35808    $12.28631         0
   01/01/2012 to 12/31/2012...........  $12.28631    $12.77812         0
   01/01/2013 to 12/31/2013...........  $12.77812    $12.29501         0
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.11068    $ 7.18067         0
   01/01/2009 to 12/31/2009...........  $ 7.18067    $ 9.27153         0
   01/01/2010 to 12/31/2010...........  $ 9.27153    $10.19976         0
   01/01/2011 to 12/31/2011...........  $10.19976    $ 9.70101         0
   01/01/2012 to 12/31/2012...........  $ 9.70101    $11.72263         0
   01/01/2013 to 12/31/2013...........  $11.72263    $14.69034         0
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.13129    $ 6.93335         0
   01/01/2009 to 12/31/2009...........  $ 6.93335    $ 8.46192         0
   01/01/2010 to 12/31/2010...........  $ 8.46192    $ 9.37047         0
   01/01/2011 to 12/31/2011...........  $ 9.37047    $ 9.14583         0
   01/01/2012 to 12/31/2012...........  $ 9.14583    $10.51361         0
   01/01/2013 to 12/31/2013...........  $10.51361    $14.11178         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99850    $10.19036         0
   01/01/2013 to 12/31/2013...........  $10.19036    $13.45754         0
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23659    $ 6.71760         0
   01/01/2009 to 12/31/2009...........  $ 6.71760    $ 9.16033         0
   01/01/2010 to 12/31/2010...........  $ 9.16033    $11.11736         0
   01/01/2011 to 12/31/2011...........  $11.11736    $10.53894         0
   01/01/2012 to 12/31/2012...........  $10.53894    $12.25230         0
   01/01/2013 to 12/31/2013...........  $12.25230    $15.92928         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.99955    $10.04509           0
   01/01/2009 to 12/31/2009...........  $10.04509    $ 9.88700       3,357
   01/01/2010 to 12/31/2010...........  $ 9.88700    $ 9.70981           0
   01/01/2011 to 12/31/2011...........  $ 9.70981    $ 9.53571           0
   01/01/2012 to 12/31/2012...........  $ 9.53571    $ 9.36303           0
   01/01/2013 to 12/31/2013...........  $ 9.36303    $ 9.19288           0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.18454    $ 6.36646           0
   01/01/2009 to 12/31/2009...........  $ 6.36646    $ 8.79151           0
   01/01/2010 to 12/31/2010...........  $ 8.79151    $10.65479           0
   01/01/2011 to 12/31/2011...........  $10.65479    $10.20166           0
   01/01/2012 to 12/31/2012...........  $10.20166    $11.73173           0
   01/01/2013 to 12/31/2013...........  $11.73173    $16.35740           0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02840    $10.06785           0
   01/01/2012 to 12/31/2012...........  $10.06785    $10.36637           0
   01/01/2013 to 12/31/2013...........  $10.36637    $ 9.88972           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12579    $ 6.40164           0
   01/01/2009 to 12/31/2009...........  $ 6.40164    $ 8.15779           0
   01/01/2010 to 12/31/2010...........  $ 8.15779    $10.30649           0
   01/01/2011 to 12/31/2011...........  $10.30649    $10.29024           0
   01/01/2012 to 12/31/2012...........  $10.29024    $11.35405           0
   01/01/2013 to 12/31/2013...........  $11.35405    $14.78329           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.06329    $ 6.53930           0
   01/01/2009 to 12/31/2009...........  $ 6.53930    $ 7.86926           0
   01/01/2010 to 12/31/2010...........  $ 7.86926    $ 9.29221           0
   01/01/2011 to 04/29/2011...........  $ 9.29221    $10.41690           0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99850    $10.31183           0
   01/01/2013 to 12/31/2013...........  $10.31183    $12.03955           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10124    $ 5.56961           0
   01/01/2009 to 12/31/2009...........  $ 5.56961    $ 9.10580           0
   01/01/2010 to 12/31/2010...........  $ 9.10580    $10.93147           0
   01/01/2011 to 12/31/2011...........  $10.93147    $ 8.55733           0
   01/01/2012 to 12/31/2012...........  $ 8.55733    $ 9.90799           0
   01/01/2013 to 12/31/2013...........  $ 9.90799    $ 9.74958           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.00706    $ 9.66787            0
   01/01/2009 to 12/31/2009...........  $ 9.66787    $10.46317        6,916
   01/01/2010 to 12/31/2010...........  $10.46317    $10.67366            0
   01/01/2011 to 12/31/2011...........  $10.67366    $10.71554            0
   01/01/2012 to 12/31/2012...........  $10.71554    $11.01459            0
   01/01/2013 to 12/31/2013...........  $11.01459    $10.57949            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.01461    $ 9.36846            0
   01/01/2009 to 12/31/2009...........  $ 9.36846    $10.71847        3,706
   01/01/2010 to 12/31/2010...........  $10.71847    $11.33604            0
   01/01/2011 to 12/31/2011...........  $11.33604    $11.48422            0
   01/01/2012 to 12/31/2012...........  $11.48422    $12.32649            0
   01/01/2013 to 12/31/2013...........  $12.32649    $11.88023            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.05958    $ 8.12914       12,573
   01/01/2009 to 12/31/2009...........  $ 8.12914    $ 9.58079            0
   01/01/2010 to 12/31/2010...........  $ 9.58079    $10.40137        4,027
   01/01/2011 to 12/31/2011...........  $10.40137    $10.31451        6,812
   01/01/2012 to 12/31/2012...........  $10.31451    $11.17743       12,328
   01/01/2013 to 12/31/2013...........  $11.17743    $11.98537        3,530
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01841    $10.06769            0
   01/01/2012 to 12/31/2012...........  $10.06769    $10.58738            0
   01/01/2013 to 12/31/2013...........  $10.58738    $10.15469            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.15532    $ 6.34463        2,639
   01/01/2009 to 12/31/2009...........  $ 6.34463    $ 7.84746        5,700
   01/01/2010 to 12/31/2010...........  $ 7.84746    $ 9.17030        3,053
   01/01/2011 to 12/31/2011...........  $ 9.17030    $ 8.44447        3,758
   01/01/2012 to 12/31/2012...........  $ 8.44447    $ 9.36218        3,389
   01/01/2013 to 12/31/2013...........  $ 9.36218    $10.75724          981
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.17592    $ 6.65612            0
   01/01/2009 to 12/31/2009...........  $ 6.65612    $ 7.96135            0
   01/01/2010 to 12/31/2010...........  $ 7.96135    $ 8.99312            0
   01/01/2011 to 12/31/2011...........  $ 8.99312    $ 9.13532            0
   01/01/2012 to 12/31/2012...........  $ 9.13532    $10.65579            0
   01/01/2013 to 12/31/2013...........  $10.65579    $13.85493            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99849    $ 8.88986           0
   01/01/2012 to 12/31/2012...........  $ 8.88986    $ 9.87653           0
   01/01/2013 to 12/31/2013...........  $ 9.87653    $11.86912           0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08105    $ 7.33826           0
   01/01/2009 to 12/31/2009...........  $ 7.33826    $ 8.89004         845
   01/01/2010 to 12/31/2010...........  $ 8.89004    $ 9.76900         521
   01/01/2011 to 12/31/2011...........  $ 9.76900    $ 9.41752         427
   01/01/2012 to 12/31/2012...........  $ 9.41752    $10.19690         492
   01/01/2013 to 12/31/2013...........  $10.19690    $11.25710         119
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09923    $ 6.69002           0
   01/01/2009 to 12/31/2009...........  $ 6.69002    $ 8.33217       3,857
   01/01/2010 to 12/31/2010...........  $ 8.33217    $ 9.35429         940
   01/01/2011 to 12/31/2011...........  $ 9.35429    $ 8.96522       1,590
   01/01/2012 to 12/31/2012...........  $ 8.96522    $10.20193       1,245
   01/01/2013 to 12/31/2013...........  $10.20193    $11.82550         356
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08200    $ 7.31629           0
   01/01/2009 to 12/31/2009...........  $ 7.31629    $ 9.15270         563
   01/01/2010 to 12/31/2010...........  $ 9.15270    $10.04800         347
   01/01/2011 to 12/31/2011...........  $10.04800    $ 9.53223         285
   01/01/2012 to 12/31/2012...........  $ 9.53223    $10.40121         328
   01/01/2013 to 12/31/2013...........  $10.40121    $11.68291          79
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.18954    $ 7.25288           0
   01/01/2009 to 12/31/2009...........  $ 7.25288    $ 9.53575           0
   01/01/2010 to 12/31/2010...........  $ 9.53575    $12.77229           0
   01/01/2011 to 12/31/2011...........  $12.77229    $12.41776           0
   01/01/2012 to 12/31/2012...........  $12.41776    $13.67631           0
   01/01/2013 to 12/31/2013...........  $13.67631    $18.15120           0
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23196    $ 7.58670           0
   01/01/2009 to 12/31/2009...........  $ 7.58670    $ 9.46019           0
   01/01/2010 to 12/31/2010...........  $ 9.46019    $11.70297           0
   01/01/2011 to 12/31/2011...........  $11.70297    $10.80386           0
   01/01/2012 to 12/31/2012...........  $10.80386    $12.53362           0
   01/01/2013 to 12/31/2013...........  $12.53362    $16.90871           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.09815    $ 7.70256       4,284
   01/01/2009 to 12/31/2009...........  $ 7.70256    $ 9.38822       1,969
   01/01/2010 to 12/31/2010...........  $ 9.38822    $10.28094       2,550
   01/01/2011 to 12/31/2011...........  $10.28094    $10.29471       2,860
   01/01/2012 to 12/31/2012...........  $10.29471    $11.47165       2,779
   01/01/2013 to 12/31/2013...........  $11.47165    $13.15941           0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.24283    $ 6.26636           0
   01/01/2009 to 12/31/2009...........  $ 6.26636    $ 7.61660           0
   01/01/2010 to 12/31/2010...........  $ 7.61660    $ 8.46878           0
   01/01/2011 to 12/31/2011...........  $ 8.46878    $ 8.17880           0
   01/01/2012 to 12/31/2012...........  $ 8.17880    $ 9.41527           0
   01/01/2013 to 12/31/2013...........  $ 9.41527    $11.98853           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.10447    $ 6.60803           0
   01/01/2009 to 12/31/2009...........  $ 6.60803    $ 9.95094           0
   01/01/2010 to 12/31/2010...........  $ 9.95094    $11.31499           0
   01/01/2011 to 12/31/2011...........  $11.31499    $10.92140           0
   01/01/2012 to 12/31/2012...........  $10.92140    $12.60811           0
   01/01/2013 to 12/31/2013...........  $12.60811    $17.82920           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.18465    $ 5.55442           0
   01/01/2009 to 12/31/2009...........  $ 5.55442    $ 8.14473           0
   01/01/2010 to 12/31/2010...........  $ 8.14473    $ 9.63249           0
   01/01/2011 to 12/31/2011...........  $ 9.63249    $ 8.04678           0
   01/01/2012 to 12/31/2012...........  $ 8.04678    $ 8.18609           0
   01/01/2013 to 12/31/2013...........  $ 8.18609    $ 9.27366           0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.03812    $ 9.39367           0
   01/01/2009 to 12/31/2009...........  $ 9.39367    $10.34037           0
   01/01/2010 to 12/31/2010...........  $10.34037    $10.73569           0
   01/01/2011 to 12/31/2011...........  $10.73569    $10.97564           0
   01/01/2012 to 12/31/2012...........  $10.97564    $11.33906           0
   01/01/2013 to 12/31/2013...........  $11.33906    $10.71515           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.14022    $ 6.32737           0
   01/01/2009 to 12/31/2009...........  $ 6.32737    $ 7.97872           0
   01/01/2010 to 12/31/2010...........  $ 7.97872    $ 8.98034           0
   01/01/2011 to 12/31/2011...........  $ 8.98034    $ 8.51275           0
   01/01/2012 to 12/31/2012...........  $ 8.51275    $ 9.27789           0
   01/01/2013 to 12/31/2013...........  $ 9.27789    $10.97712           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.00824    $ 9.08213           0
   01/01/2009 to 12/31/2009...........  $ 9.08213    $ 9.95415           0
   01/01/2010 to 12/31/2010...........  $ 9.95415    $10.53555           0
   01/01/2011 to 12/31/2011...........  $10.53555    $10.96767           0
   01/01/2012 to 12/31/2012...........  $10.96767    $11.61375           0
   01/01/2013 to 12/31/2013...........  $11.61375    $11.23256           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07806    $ 6.63531       4,577
   01/01/2009 to 12/31/2009...........  $ 6.63531    $ 8.47351       2,103
   01/01/2010 to 12/31/2010...........  $ 8.47351    $ 9.17161       2,724
   01/01/2011 to 12/31/2011...........  $ 9.17161    $ 8.85484       3,056
   01/01/2012 to 09/21/2012...........  $ 8.85484    $ 9.90806           0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08894    $ 7.66234           0
   01/01/2009 to 12/31/2009...........  $ 7.66234    $ 9.14566           0
   01/01/2010 to 12/31/2010...........  $ 9.14566    $10.53862           0
   01/01/2011 to 12/31/2011...........  $10.53862    $11.06627           0
   01/01/2012 to 12/31/2012...........  $11.06627    $12.04467           0
   01/01/2013 to 12/31/2013...........  $12.04467    $15.19064           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26796    $ 7.03399           0
   01/01/2009 to 12/31/2009...........  $ 7.03399    $ 9.03365           0
   01/01/2010 to 12/31/2010...........  $ 9.03365    $10.76678           0
   01/01/2011 to 12/31/2011...........  $10.76678    $11.15292           0
   01/01/2012 to 12/31/2012...........  $11.15292    $13.36984           0
   01/01/2013 to 12/31/2013...........  $13.36984    $18.36073           0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38565    $ 5.26569           0
   01/01/2009 to 12/31/2009...........  $ 5.26569    $ 5.94603           0
   01/01/2010 to 12/31/2010...........  $ 5.94603    $ 6.47619           0
   01/01/2011 to 12/31/2011...........  $ 6.47619    $ 5.47919           0
   01/01/2012 to 12/31/2012...........  $ 5.47919    $ 6.71000           0
   01/01/2013 to 12/31/2013...........  $ 6.71000    $ 8.70148           0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15187    $ 8.32620           0
   01/01/2009 to 12/31/2009...........  $ 8.32620    $ 9.77371           0
   01/01/2010 to 12/31/2010...........  $ 9.77371    $ 9.86916           0
   01/01/2011 to 12/31/2011...........  $ 9.86916    $10.67018           0
   01/01/2012 to 12/31/2012...........  $10.67018    $12.29923           0
   01/01/2013 to 12/31/2013...........  $12.29923    $16.87715           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16538    $ 6.08955         0
   01/01/2009 to 12/31/2009...........  $ 6.08955    $ 7.41970         0
   01/01/2010 to 12/31/2010...........  $ 7.41970    $ 9.01509         0
   01/01/2011 to 12/31/2011...........  $ 9.01509    $ 8.69362         0
   01/01/2012 to 12/31/2012...........  $ 8.69362    $ 9.88393         0
   01/01/2013 to 12/31/2013...........  $ 9.88393    $13.41052         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11061    $ 6.70842         0
   01/01/2009 to 12/31/2009...........  $ 6.70842    $ 8.54497         0
   01/01/2010 to 12/31/2010...........  $ 8.54497    $ 9.49588         0
   01/01/2011 to 12/31/2011...........  $ 9.49588    $ 9.61554         0
   01/01/2012 to 12/31/2012...........  $ 9.61554    $10.64117         0
   01/01/2013 to 12/31/2013...........  $10.64117    $13.65174         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24139    $ 6.26415         0
   01/01/2009 to 12/31/2009...........  $ 6.26415    $ 7.34766         0
   01/01/2010 to 12/31/2010...........  $ 7.34766    $ 8.14450         0
   01/01/2011 to 12/31/2011...........  $ 8.14450    $ 7.89453         0
   01/01/2012 to 12/31/2012...........  $ 7.89453    $ 8.94609         0
   01/01/2013 to 12/31/2013...........  $ 8.94609    $11.40930         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07239    $ 6.19227         0
   01/01/2009 to 12/31/2009...........  $ 6.19227    $ 8.40939         0
   01/01/2010 to 12/31/2010...........  $ 8.40939    $10.60304         0
   01/01/2011 to 12/31/2011...........  $10.60304    $10.10944         0
   01/01/2012 to 12/31/2012...........  $10.10944    $11.45211         0
   01/01/2013 to 12/31/2013...........  $11.45211    $14.67640         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18836    $ 6.45633         0
   01/01/2009 to 12/31/2009...........  $ 6.45633    $ 8.29598         0
   01/01/2010 to 12/31/2010...........  $ 8.29598    $ 9.81122         0
   01/01/2011 to 12/31/2011...........  $ 9.81122    $ 9.25529         0
   01/01/2012 to 12/31/2012...........  $ 9.25529    $10.59209         0
   01/01/2013 to 12/31/2013...........  $10.59209    $13.74419         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25887    $ 5.51149         0
   01/01/2009 to 12/31/2009...........  $ 5.51149    $ 6.92096         0
   01/01/2010 to 12/31/2010...........  $ 6.92096    $ 8.47318         0
   01/01/2011 to 12/31/2011...........  $ 8.47318    $ 8.71466         0
   01/01/2012 to 12/31/2012...........  $ 8.71466    $10.02532         0
   01/01/2013 to 12/31/2013...........  $10.02532    $ 9.85224         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11351    $ 6.80149         0
   01/01/2009 to 12/31/2009...........  $ 6.80149    $ 8.42557         0
   01/01/2010 to 12/31/2010...........  $ 8.42557    $10.40079         0
   01/01/2011 to 12/31/2011...........  $10.40079    $10.34305         0
   01/01/2012 to 12/31/2012...........  $10.34305    $11.42228         0
   01/01/2013 to 12/31/2013...........  $11.42228    $15.74849         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22851    $ 7.17038         0
   01/01/2009 to 12/31/2009...........  $ 7.17038    $ 8.47653         0
   01/01/2010 to 12/31/2010...........  $ 8.47653    $10.16214         0
   01/01/2011 to 12/31/2011...........  $10.16214    $ 9.56846         0
   01/01/2012 to 12/31/2012...........  $ 9.56846    $10.91226         0
   01/01/2013 to 12/31/2013...........  $10.91226    $14.75072         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27808    $ 7.25991         0
   01/01/2009 to 12/31/2009...........  $ 7.25991    $ 7.64985         0
   01/01/2010 to 12/31/2010...........  $ 7.64985    $ 8.68915         0
   01/01/2011 to 12/31/2011...........  $ 8.68915    $ 8.69092         0
   01/01/2012 to 12/31/2012...........  $ 8.69092    $ 9.94218         0
   01/01/2013 to 12/31/2013...........  $ 9.94218    $10.93970         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09854    $ 7.20656         0
   01/01/2009 to 12/31/2009...........  $ 7.20656    $ 7.83528         0
   01/01/2010 to 12/31/2010...........  $ 7.83528    $ 8.15080         0
   01/01/2011 to 12/31/2011...........  $ 8.15080    $ 9.40429         0
   01/01/2012 to 12/31/2012...........  $ 9.40429    $ 9.24602         0
   01/01/2013 to 12/31/2013...........  $ 9.24602    $10.28659         0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT ONLY
           (2.00%) OR HIGHEST DAILY VALUE DEATH BENEFIT ONLY (2.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39507    $10.97421     2,964,674
   01/01/2007 to 12/31/2007...........  $10.97421    $11.74849     4,498,823
   01/01/2008 to 12/31/2008...........  $11.74849    $ 7.85173     5,156,548
   01/01/2009 to 12/31/2009...........  $ 7.85173    $ 9.57274     5,429,944
   01/01/2010 to 12/31/2010...........  $ 9.57274    $10.50792     5,196,651
   01/01/2011 to 12/31/2011...........  $10.50792    $10.02826     4,502,954
   01/01/2012 to 12/31/2012...........  $10.02826    $11.06682     4,179,497
   01/01/2013 to 12/31/2013...........  $11.06682    $11.93203     3,714,936
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14523    $10.63315       261,327
   01/01/2007 to 12/31/2007...........  $10.63315    $11.41460       877,204
   01/01/2008 to 12/31/2008...........  $11.41460    $ 7.85527     1,511,014
   01/01/2009 to 12/31/2009...........  $ 7.85527    $ 9.71908     2,166,656
   01/01/2010 to 12/31/2010...........  $ 9.71908    $10.83459     2,247,302
   01/01/2011 to 12/31/2011...........  $10.83459    $10.63439     1,860,010
   01/01/2012 to 12/31/2012...........  $10.63439    $11.84857     1,996,758
   01/01/2013 to 12/31/2013...........  $11.84857    $13.53958     2,019,006
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.71391    $11.80673        17,847
   01/01/2007 to 12/31/2007...........  $11.80673    $11.56160        34,485
   01/01/2008 to 12/31/2008...........  $11.56160    $ 7.39638        77,951
   01/01/2009 to 12/31/2009...........  $ 7.39638    $ 8.54022        93,171
   01/01/2010 to 12/31/2010...........  $ 8.54022    $ 9.53202        88,459
   01/01/2011 to 12/31/2011...........  $ 9.53202    $ 9.67915        85,223
   01/01/2012 to 05/04/2012...........  $ 9.67915    $10.50550             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.34548    $10.86648     1,046,570
   01/01/2007 to 12/31/2007...........  $10.86648    $11.61914     1,857,184
   01/01/2008 to 12/31/2008...........  $11.61914    $ 8.12177     2,749,996
   01/01/2009 to 12/31/2009...........  $ 8.12177    $ 9.81762     5,945,452
   01/01/2010 to 12/31/2010...........  $ 9.81762    $10.81044     5,652,783
   01/01/2011 to 12/31/2011...........  $10.81044    $10.46997     5,046,150
   01/01/2012 to 12/31/2012...........  $10.46997    $11.54487     4,764,301
   01/01/2013 to 12/31/2013...........  $11.54487    $13.31596     4,304,492

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99783    $ 9.14700     2,561,870
   01/01/2012 to 12/31/2012...........  $ 9.14700    $10.03408     2,379,956
   01/01/2013 to 12/31/2013...........  $10.03408    $10.90494     2,212,214
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99837    $10.47749        26,572
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 9.36266             0
   01/01/2010 to 12/31/2010...........  $ 9.36266    $10.14987             0
   01/01/2011 to 12/31/2011...........  $10.14987    $10.91038             0
   01/01/2012 to 12/31/2012...........  $10.91038    $11.14161             0
   01/01/2013 to 12/31/2013...........  $11.14161    $10.84804             0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99838    $12.01642        62,697
   01/01/2009 to 12/31/2009...........  $12.01642    $11.06804        84,267
   01/01/2010 to 12/31/2010...........  $11.06804    $12.06476        34,821
   01/01/2011 to 12/31/2011...........  $12.06476    $13.43484        16,829
   01/01/2012 to 12/31/2012...........  $13.43484    $13.92390        13,819
   01/01/2013 to 12/31/2013...........  $13.92390    $13.22183        11,840
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99838    $12.08513        91,073
   01/01/2009 to 12/31/2009...........  $12.08513    $10.93579        85,471
   01/01/2010 to 12/31/2010...........  $10.93579    $11.93948        65,479
   01/01/2011 to 12/31/2011...........  $11.93948    $13.57548        53,824
   01/01/2012 to 12/31/2012...........  $13.57548    $14.08871        36,382
   01/01/2013 to 12/31/2013...........  $14.08871    $13.14508        32,317
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 8.77441         7,864
   01/01/2010 to 12/31/2010...........  $ 8.77441    $ 9.62130        76,880
   01/01/2011 to 12/31/2011...........  $ 9.62130    $11.19462        26,646
   01/01/2012 to 12/31/2012...........  $11.19462    $11.66835             0
   01/01/2013 to 12/31/2013...........  $11.66835    $10.69415             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99783    $10.99032       105,601
   01/01/2011 to 12/31/2011...........  $10.99032    $12.96252        48,721
   01/01/2012 to 12/31/2012...........  $12.96252    $13.57145         6,233
   01/01/2013 to 12/31/2013...........  $13.57145    $12.37384             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99837    $12.00089        82,356
   01/01/2012 to 12/31/2012...........  $12.00089    $12.45321        94,433
   01/01/2013 to 12/31/2013...........  $12.45321    $11.01920             0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99784    $10.38193        88,302
   01/01/2013 to 12/31/2013...........  $10.38193    $ 9.14025       205,462
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99891    $ 8.73519       114,189
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.51414    $11.15035     3,020,338
   01/01/2007 to 12/31/2007...........  $11.15035    $11.99410     4,800,837
   01/01/2008 to 12/31/2008...........  $11.99410    $ 7.65036     5,333,371
   01/01/2009 to 12/31/2009...........  $ 7.65036    $ 9.40019     7,061,251
   01/01/2010 to 12/31/2010...........  $ 9.40019    $10.44844     7,048,991
   01/01/2011 to 12/31/2011...........  $10.44844    $ 9.99527     5,733,047
   01/01/2012 to 12/31/2012...........  $ 9.99527    $11.14375     5,794,095
   01/01/2013 to 12/31/2013...........  $11.14375    $13.40316     5,561,564
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99837    $11.63153        31,921
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.13532    $16.06675        14,159
   01/01/2007 to 12/31/2007...........  $16.06675    $12.60975        76,450
   01/01/2008 to 12/31/2008...........  $12.60975    $ 8.02896        75,117
   01/01/2009 to 12/31/2009...........  $ 8.02896    $10.38472        87,073
   01/01/2010 to 12/31/2010...........  $10.38472    $13.10236        94,967
   01/01/2011 to 12/31/2011...........  $13.10236    $13.69242        82,479
   01/01/2012 to 12/31/2012...........  $13.69242    $15.48378        75,109
   01/01/2013 to 12/31/2013...........  $15.48378    $15.65571        74,990
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.24045    $11.74897         6,057
   01/01/2007 to 12/31/2007...........  $11.74897    $ 9.47088        57,788
   01/01/2008 to 07/18/2008...........  $ 9.47088    $ 8.66249             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99837    $ 9.66843             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.18344    $12.09814        7,642
   01/01/2007 to 12/31/2007...........  $12.09814    $13.18937       21,648
   01/01/2008 to 12/31/2008...........  $13.18937    $ 7.22906       19,587
   01/01/2009 to 12/31/2009...........  $ 7.22906    $ 9.40232       35,432
   01/01/2010 to 12/31/2010...........  $ 9.40232    $12.21815       33,322
   01/01/2011 to 12/31/2011...........  $12.21815    $10.40817       61,481
   01/01/2012 to 12/31/2012...........  $10.40817    $12.25201       64,255
   01/01/2013 to 12/31/2013...........  $12.25201    $16.91414       63,124
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10352    $ 7.49088       11,709
   01/01/2009 to 12/31/2009...........  $ 7.49088    $ 8.90312      114,516
   01/01/2010 to 12/31/2010...........  $ 8.90312    $ 9.89157      116,182
   01/01/2011 to 12/31/2011...........  $ 9.89157    $ 9.45811      119,039
   01/01/2012 to 12/31/2012...........  $ 9.45811    $10.53678      152,023
   01/01/2013 to 12/31/2013...........  $10.53678    $12.31616      199,850
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04545    $10.55436      156,541
   01/01/2007 to 12/31/2007...........  $10.55436    $11.23166      409,967
   01/01/2008 to 12/31/2008...........  $11.23166    $ 7.21381      688,157
   01/01/2009 to 12/31/2009...........  $ 7.21381    $ 8.75917      959,767
   01/01/2010 to 12/31/2010...........  $ 8.75917    $ 9.82091      988,494
   01/01/2011 to 12/31/2011...........  $ 9.82091    $ 9.48371      824,369
   01/01/2012 to 12/31/2012...........  $ 9.48371    $10.28626      894,329
   01/01/2013 to 12/31/2013...........  $10.28626    $11.57315      804,851
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99838    $ 7.46235       40,879
   01/01/2009 to 11/13/2009...........  $ 7.46235    $ 8.32337            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99838    $10.72518      759,424
   01/01/2013 to 12/31/2013...........  $10.72518    $13.08809      715,493
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99837    $10.79329       44,924
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17506    $ 6.10468        4,200
   01/01/2009 to 12/31/2009...........  $ 6.10468    $ 8.08576        8,784
   01/01/2010 to 12/31/2010...........  $ 8.08576    $ 9.52851       10,875
   01/01/2011 to 12/31/2011...........  $ 9.52851    $ 8.87118        7,211
   01/01/2012 to 12/31/2012...........  $ 8.87118    $11.02821        9,204
   01/01/2013 to 12/31/2013...........  $11.02821    $11.28195       16,945

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.23457    $11.57079        6,888
   01/01/2007 to 12/31/2007...........  $11.57079    $12.92987       16,007
   01/01/2008 to 12/31/2008...........  $12.92987    $ 7.57143       17,301
   01/01/2009 to 12/31/2009...........  $ 7.57143    $11.08988       49,111
   01/01/2010 to 12/31/2010...........  $11.08988    $11.99104       51,553
   01/01/2011 to 12/31/2011...........  $11.99104    $11.29110       28,018
   01/01/2012 to 12/31/2012...........  $11.29110    $13.25718       28,254
   01/01/2013 to 12/31/2013...........  $13.25718    $16.86244       44,894
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.64625    $11.77136        9,710
   01/01/2007 to 12/31/2007...........  $11.77136    $12.13101      238,497
   01/01/2008 to 12/31/2008...........  $12.13101    $ 7.05356      228,304
   01/01/2009 to 12/31/2009...........  $ 7.05356    $ 8.24220      395,031
   01/01/2010 to 12/31/2010...........  $ 8.24220    $ 9.12197      368,229
   01/01/2011 to 12/31/2011...........  $ 9.12197    $ 8.44979      366,589
   01/01/2012 to 12/31/2012...........  $ 8.44979    $ 9.91302      308,988
   01/01/2013 to 12/31/2013...........  $ 9.91302    $12.97859      311,948
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.11533    $10.99262       10,786
   01/01/2007 to 12/31/2007...........  $10.99262    $12.86093       31,283
   01/01/2008 to 12/31/2008...........  $12.86093    $ 7.46504       38,476
   01/01/2009 to 12/31/2009...........  $ 7.46504    $11.49714       50,576
   01/01/2010 to 12/31/2010...........  $11.49714    $13.50650       53,437
   01/01/2011 to 12/31/2011...........  $13.50650    $12.84773       41,030
   01/01/2012 to 12/31/2012...........  $12.84773    $15.06598       43,172
   01/01/2013 to 12/31/2013...........  $15.06598    $19.52547       45,442
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08919    $ 7.59959      116,091
   01/01/2009 to 12/31/2009...........  $ 7.59959    $ 9.19270      375,735
   01/01/2010 to 12/31/2010...........  $ 9.19270    $10.05774      363,119
   01/01/2011 to 12/31/2011...........  $10.05774    $ 9.81078      361,319
   01/01/2012 to 12/31/2012...........  $ 9.81078    $10.59247      296,148
   01/01/2013 to 12/31/2013...........  $10.59247    $11.40471      253,191
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03326    $ 7.62852        2,952
   01/01/2009 to 12/31/2009...........  $ 7.62852    $ 9.48684       12,889
   01/01/2010 to 12/31/2010...........  $ 9.48684    $11.79052       51,389
   01/01/2011 to 12/31/2011...........  $11.79052    $11.71022       18,168
   01/01/2012 to 12/31/2012...........  $11.71022    $13.28156       20,688
   01/01/2013 to 12/31/2013...........  $13.28156    $18.07502       77,722

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.53987    $12.75305        29,526
   01/01/2007 to 12/31/2007...........  $12.75305    $12.64902       189,557
   01/01/2008 to 12/31/2008...........  $12.64902    $ 7.77505       155,958
   01/01/2009 to 12/31/2009...........  $ 7.77505    $ 9.01434       156,120
   01/01/2010 to 12/31/2010...........  $ 9.01434    $ 9.93724       144,108
   01/01/2011 to 12/31/2011...........  $ 9.93724    $ 9.69471       143,677
   01/01/2012 to 12/31/2012...........  $ 9.69471    $10.77810       135,757
   01/01/2013 to 12/31/2013...........  $10.77810    $14.22606       132,909
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.08544    $10.63693        11,024
   01/01/2007 to 12/31/2007...........  $10.63693    $10.68590        18,825
   01/01/2008 to 12/31/2008...........  $10.68590    $ 7.80022        25,367
   01/01/2009 to 12/31/2009...........  $ 7.80022    $10.36610        46,663
   01/01/2010 to 12/31/2010...........  $10.36610    $11.53495        41,207
   01/01/2011 to 12/31/2011...........  $11.53495    $11.66806        48,460
   01/01/2012 to 12/31/2012...........  $11.66806    $13.02596        53,505
   01/01/2013 to 12/31/2013...........  $13.02596    $13.68754        48,598
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99189    $10.58416        15,051
   01/01/2007 to 12/31/2007...........  $10.58416    $12.35238        90,346
   01/01/2008 to 12/31/2008...........  $12.35238    $ 6.02671       133,364
   01/01/2009 to 12/31/2009...........  $ 6.02671    $ 7.99362       156,357
   01/01/2010 to 12/31/2010...........  $ 7.99362    $ 8.97315       142,792
   01/01/2011 to 12/31/2011...........  $ 8.97315    $ 7.66043       116,530
   01/01/2012 to 12/31/2012...........  $ 7.66043    $ 9.03951        96,195
   01/01/2013 to 12/31/2013...........  $ 9.03951    $10.55122        75,763
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01004    $10.84662        35,107
   01/01/2007 to 12/31/2007...........  $10.84662    $12.52596        92,306
   01/01/2008 to 12/31/2008...........  $12.52596    $ 6.87641        99,523
   01/01/2009 to 12/31/2009...........  $ 6.87641    $ 8.79761        94,195
   01/01/2010 to 12/31/2010...........  $ 8.79761    $ 9.58113        88,078
   01/01/2011 to 12/31/2011...........  $ 9.58113    $ 8.21462        78,075
   01/01/2012 to 12/31/2012...........  $ 8.21462    $ 9.39636        75,787
   01/01/2013 to 12/31/2013...........  $ 9.39636    $11.00543        74,168
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99838    $10.70083     4,682,502
   01/01/2009 to 12/31/2009...........  $10.70083    $11.67692     2,124,345
   01/01/2010 to 12/31/2010...........  $11.67692    $12.68549     1,168,165
   01/01/2011 to 12/31/2011...........  $12.68549    $13.98483     3,388,371
   01/01/2012 to 12/31/2012...........  $13.98483    $14.99920     1,858,678
   01/01/2013 to 12/31/2013...........  $14.99920    $14.23708     1,055,361

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11170    $ 7.12455       39,125
   01/01/2009 to 12/31/2009...........  $ 7.12455    $ 8.84741      128,171
   01/01/2010 to 12/31/2010...........  $ 8.84741    $ 9.87243      141,753
   01/01/2011 to 12/31/2011...........  $ 9.87243    $ 9.62404      124,364
   01/01/2012 to 12/31/2012...........  $ 9.62404    $10.71671      140,104
   01/01/2013 to 12/31/2013...........  $10.71671    $12.21717      128,730
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.10914    $12.79052       46,067
   01/01/2007 to 12/31/2007...........  $12.79052    $13.72201       88,420
   01/01/2008 to 12/31/2008...........  $13.72201    $ 7.88578      116,313
   01/01/2009 to 12/31/2009...........  $ 7.88578    $10.50517      143,651
   01/01/2010 to 12/31/2010...........  $10.50517    $11.03780      129,026
   01/01/2011 to 12/31/2011...........  $11.03780    $ 9.83134      125,803
   01/01/2012 to 12/31/2012...........  $ 9.83134    $11.74996      124,436
   01/01/2013 to 12/31/2013...........  $11.74996    $13.28916      139,693
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.93985    $11.54409       16,048
   01/01/2007 to 12/31/2007...........  $11.54409    $11.53629      128,261
   01/01/2008 to 12/31/2008...........  $11.53629    $ 9.31756      386,053
   01/01/2009 to 12/31/2009...........  $ 9.31756    $11.14647      582,874
   01/01/2010 to 12/31/2010...........  $11.14647    $11.72786      603,595
   01/01/2011 to 12/31/2011...........  $11.72786    $11.52499      480,501
   01/01/2012 to 12/31/2012...........  $11.52499    $12.50989      437,810
   01/01/2013 to 12/31/2013...........  $12.50989    $13.61768      390,388
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08376    $10.28632        1,364
   01/01/2010 to 12/31/2010...........  $10.28632    $11.22592          874
   01/01/2011 to 12/31/2011...........  $11.22592    $11.07902       16,790
   01/01/2012 to 12/31/2012...........  $11.07902    $12.51096       21,265
   01/01/2013 to 12/31/2013...........  $12.51096    $16.74199       27,850
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14514    $10.29615            0
   01/01/2010 to 12/31/2010...........  $10.29615    $11.47968        3,609
   01/01/2011 to 12/31/2011...........  $11.47968    $10.59405        5,291
   01/01/2012 to 12/31/2012...........  $10.59405    $11.76047        5,622
   01/01/2013 to 12/31/2013...........  $11.76047    $15.15374        3,623

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07993    $12.22726       47,535
   01/01/2007 to 12/31/2007...........  $12.22726    $11.62816       52,330
   01/01/2008 to 12/31/2008...........  $11.62816    $ 6.66999       71,598
   01/01/2009 to 12/31/2009...........  $ 6.66999    $ 7.81007       69,788
   01/01/2010 to 12/31/2010...........  $ 7.81007    $ 8.66458       56,880
   01/01/2011 to 12/31/2011...........  $ 8.66458    $ 8.13952       55,857
   01/01/2012 to 12/31/2012...........  $ 8.13952    $ 9.32719       61,834
   01/01/2013 to 12/31/2013...........  $ 9.32719    $12.78940       74,301
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.15276    $11.43214       74,326
   01/01/2007 to 12/31/2007...........  $11.43214    $12.88395      154,005
   01/01/2008 to 12/31/2008...........  $12.88395    $ 7.11622      179,095
   01/01/2009 to 12/31/2009...........  $ 7.11622    $ 9.05285      209,647
   01/01/2010 to 12/31/2010...........  $ 9.05285    $10.62849      194,264
   01/01/2011 to 12/31/2011...........  $10.62849    $10.32516      172,784
   01/01/2012 to 12/31/2012...........  $10.32516    $11.36411      148,698
   01/01/2013 to 12/31/2013...........  $11.36411    $15.22043      139,121
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.21082    $10.68176       23,977
   01/01/2007 to 12/31/2007...........  $10.68176    $11.10865       99,091
   01/01/2008 to 12/31/2008...........  $11.10865    $ 8.35835       89,519
   01/01/2009 to 12/31/2009...........  $ 8.35835    $11.03009       94,110
   01/01/2010 to 12/31/2010...........  $11.03009    $12.26448       87,418
   01/01/2011 to 12/31/2011...........  $12.26448    $13.24736       91,403
   01/01/2012 to 12/31/2012...........  $13.24736    $13.75731       93,149
   01/01/2013 to 12/31/2013...........  $13.75731    $13.21768       91,572
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.44442    $12.73424       16,129
   01/01/2007 to 12/31/2007...........  $12.73424    $13.65679       42,636
   01/01/2008 to 12/31/2008...........  $13.65679    $ 8.83785       67,057
   01/01/2009 to 12/31/2009...........  $ 8.83785    $11.39455       69,641
   01/01/2010 to 12/31/2010...........  $11.39455    $12.51694       66,775
   01/01/2011 to 12/31/2011...........  $12.51694    $11.88737       55,650
   01/01/2012 to 12/31/2012...........  $11.88737    $14.34349       40,643
   01/01/2013 to 12/31/2013...........  $14.34349    $17.94830       44,837
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.05617    $11.53646        6,886
   01/01/2007 to 12/31/2007...........  $11.53646    $13.01784       49,895
   01/01/2008 to 12/31/2008...........  $13.01784    $ 8.12919       47,298
   01/01/2009 to 12/31/2009...........  $ 8.12919    $ 9.90685       49,466
   01/01/2010 to 12/31/2010...........  $ 9.90685    $10.95423       54,189
   01/01/2011 to 12/31/2011...........  $10.95423    $10.67597       33,720
   01/01/2012 to 12/31/2012...........  $10.67597    $12.25442       35,109
   01/01/2013 to 12/31/2013...........  $12.25442    $16.42420       55,647

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99838    $10.18480            0
   01/01/2013 to 12/31/2013...........  $10.18480    $13.43053        8,046
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.05873    $11.56440        3,419
   01/01/2007 to 12/31/2007...........  $11.56440    $11.64848       15,255
   01/01/2008 to 12/31/2008...........  $11.64848    $ 7.06599       20,070
   01/01/2009 to 12/31/2009...........  $ 7.06599    $ 9.62124       20,667
   01/01/2010 to 12/31/2010...........  $ 9.62124    $11.65953       22,107
   01/01/2011 to 12/31/2011...........  $11.65953    $11.03672       14,167
   01/01/2012 to 12/31/2012...........  $11.03672    $12.81203       10,373
   01/01/2013 to 12/31/2013...........  $12.81203    $16.63249        9,196
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99955    $10.18783       53,526
   01/01/2007 to 12/31/2007...........  $10.18783    $10.47687       61,563
   01/01/2008 to 12/31/2008...........  $10.47687    $10.52918      273,830
   01/01/2009 to 12/31/2009...........  $10.52918    $10.34785      586,507
   01/01/2010 to 12/31/2010...........  $10.34785    $10.14728      315,255
   01/01/2011 to 12/31/2011...........  $10.14728    $ 9.95080      345,766
   01/01/2012 to 12/31/2012...........  $ 9.95080    $ 9.75612      341,542
   01/01/2013 to 12/31/2013...........  $ 9.75612    $ 9.56479      140,008
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.66544    $11.78698       22,317
   01/01/2007 to 12/31/2007...........  $11.78698    $11.92093       51,226
   01/01/2008 to 12/31/2008...........  $11.92093    $ 6.74815       54,087
   01/01/2009 to 12/31/2009...........  $ 6.74815    $ 9.30482       64,787
   01/01/2010 to 12/31/2010...........  $ 9.30482    $11.26042       54,472
   01/01/2011 to 12/31/2011...........  $11.26042    $10.76561       53,309
   01/01/2012 to 12/31/2012...........  $10.76561    $12.36201       56,155
   01/01/2013 to 12/31/2013...........  $12.36201    $17.21092       74,684
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02828    $10.06526        1,126
   01/01/2012 to 12/31/2012...........  $10.06526    $10.34839       59,585
   01/01/2013 to 12/31/2013...........  $10.34839    $ 9.85789       10,265
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.37076    $12.64173       11,584
   01/01/2007 to 12/31/2007...........  $12.64173    $15.14430      113,400
   01/01/2008 to 12/31/2008...........  $15.14430    $ 8.43558      120,168
   01/01/2009 to 12/31/2009...........  $ 8.43558    $10.73369      134,535
   01/01/2010 to 12/31/2010...........  $10.73369    $13.54107      171,807
   01/01/2011 to 12/31/2011...........  $13.54107    $13.49978      132,082
   01/01/2012 to 12/31/2012...........  $13.49978    $14.87354      113,107
   01/01/2013 to 12/31/2013...........  $14.87354    $19.33726      125,672

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50804    $10.86446        18,875
   01/01/2007 to 12/31/2007...........  $10.86446    $12.64347        24,119
   01/01/2008 to 12/31/2008...........  $12.64347    $ 7.12239        25,973
   01/01/2009 to 12/31/2009...........  $ 7.12239    $ 8.55827        34,175
   01/01/2010 to 12/31/2010...........  $ 8.55827    $10.09108        32,545
   01/01/2011 to 04/29/2011...........  $10.09108    $11.30707             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99838    $10.30158        81,008
   01/01/2013 to 12/31/2013...........  $10.30158    $12.00993        68,106
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10112    $ 5.56591        19,671
   01/01/2009 to 12/31/2009...........  $ 5.56591    $ 9.08638       170,536
   01/01/2010 to 12/31/2010...........  $ 9.08638    $10.89213       190,362
   01/01/2011 to 12/31/2011...........  $10.89213    $ 8.51405       147,056
   01/01/2012 to 12/31/2012...........  $ 8.51405    $ 9.84347       149,372
   01/01/2013 to 12/31/2013...........  $ 9.84347    $ 9.67202       164,692
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03889    $10.20929         4,598
   01/01/2007 to 12/31/2007...........  $10.20929    $10.68853        21,760
   01/01/2008 to 12/31/2008...........  $10.68853    $10.59575       102,544
   01/01/2009 to 12/31/2009...........  $10.59575    $11.45066       146,216
   01/01/2010 to 12/31/2010...........  $11.45066    $11.66376       163,847
   01/01/2011 to 12/31/2011...........  $11.66376    $11.69252       206,500
   01/01/2012 to 12/31/2012...........  $11.69252    $12.00101       213,959
   01/01/2013 to 12/31/2013...........  $12.00101    $11.50979       191,217
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97103    $10.28172        64,090
   01/01/2007 to 12/31/2007...........  $10.28172    $10.91649       226,167
   01/01/2008 to 12/31/2008...........  $10.91649    $10.46055       275,747
   01/01/2009 to 12/31/2009...........  $10.46055    $11.95037       589,127
   01/01/2010 to 12/31/2010...........  $11.95037    $12.62027       690,427
   01/01/2011 to 12/31/2011...........  $12.62027    $12.76640       619,970
   01/01/2012 to 12/31/2012...........  $12.76640    $13.68232       590,891
   01/01/2013 to 12/31/2013...........  $13.68232    $13.16753       496,719
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19670    $10.62171       193,286
   01/01/2007 to 12/31/2007...........  $10.62171    $11.32027       462,408
   01/01/2008 to 12/31/2008...........  $11.32027    $ 8.93562     1,347,367
   01/01/2009 to 12/31/2009...........  $ 8.93562    $10.51580     3,387,171
   01/01/2010 to 12/31/2010...........  $10.51580    $11.39953     3,342,275
   01/01/2011 to 12/31/2011...........  $11.39953    $11.28767     3,067,168
   01/01/2012 to 12/31/2012...........  $11.28767    $12.21401     2,917,636
   01/01/2013 to 12/31/2013...........  $12.21401    $13.07757     2,580,011

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01829    $10.06516             0
   01/01/2012 to 12/31/2012...........  $10.06516    $10.56916         2,546
   01/01/2013 to 12/31/2013...........  $10.56916    $10.12224        25,952
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16515    $10.45581       171,825
   01/01/2007 to 12/31/2007...........  $10.45581    $11.42010       733,717
   01/01/2008 to 12/31/2008...........  $11.42010    $ 6.63806     1,046,795
   01/01/2009 to 12/31/2009...........  $ 6.63806    $ 8.19841     1,894,696
   01/01/2010 to 12/31/2010...........  $ 8.19841    $ 9.56644     1,969,413
   01/01/2011 to 12/31/2011...........  $ 9.56644    $ 8.79623     1,363,057
   01/01/2012 to 12/31/2012...........  $ 8.79623    $ 9.73774     1,518,836
   01/01/2013 to 12/31/2013...........  $ 9.73774    $11.17223     1,352,995
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.64027    $11.45078         3,096
   01/01/2007 to 12/31/2007...........  $11.45078    $11.45877        20,820
   01/01/2008 to 12/31/2008...........  $11.45877    $ 6.88447        38,550
   01/01/2009 to 12/31/2009...........  $ 6.88447    $ 8.22238        47,462
   01/01/2010 to 12/31/2010...........  $ 8.22238    $ 9.27431        44,819
   01/01/2011 to 12/31/2011...........  $ 9.27431    $ 9.40705        44,044
   01/01/2012 to 12/31/2012...........  $ 9.40705    $10.95646        38,467
   01/01/2013 to 12/31/2013...........  $10.95646    $14.22503        48,287
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99837    $ 8.88098             0
   01/01/2012 to 12/31/2012...........  $ 8.88098    $ 9.85218             0
   01/01/2013 to 12/31/2013...........  $ 9.85218    $11.82239             0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08101    $ 7.33101       379,551
   01/01/2009 to 12/31/2009...........  $ 7.33101    $ 8.86828       876,771
   01/01/2010 to 12/31/2010...........  $ 8.86828    $ 9.73060       889,197
   01/01/2011 to 12/31/2011...........  $ 9.73060    $ 9.36678       787,948
   01/01/2012 to 12/31/2012...........  $ 9.36678    $10.12706       845,384
   01/01/2013 to 12/31/2013...........  $10.12706    $11.16345       668,051
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09919    $ 6.68342       165,849
   01/01/2009 to 12/31/2009...........  $ 6.68342    $ 8.31169       485,836
   01/01/2010 to 12/31/2010...........  $ 8.31169    $ 9.31755       486,292
   01/01/2011 to 12/31/2011...........  $ 9.31755    $ 8.91687       359,184
   01/01/2012 to 12/31/2012...........  $ 8.91687    $10.13196       440,636
   01/01/2013 to 12/31/2013...........  $10.13196    $11.72716       410,475

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.46891    $11.06202        21,122
   01/01/2007 to 12/31/2007...........  $11.06202    $11.81124        72,333
   01/01/2008 to 12/31/2008...........  $11.81124    $ 8.08343       191,148
   01/01/2009 to 12/31/2009...........  $ 8.08343    $10.09749       362,933
   01/01/2010 to 12/31/2010...........  $10.09749    $11.06899       463,819
   01/01/2011 to 12/31/2011...........  $11.06899    $10.48542       379,473
   01/01/2012 to 12/31/2012...........  $10.48542    $11.42439       363,125
   01/01/2013 to 12/31/2013...........  $11.42439    $12.81333       344,648
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90486    $ 9.89252         7,429
   01/01/2007 to 12/31/2007...........  $ 9.89252    $10.39092         7,373
   01/01/2008 to 12/31/2008...........  $10.39092    $ 6.62159        11,829
   01/01/2009 to 12/31/2009...........  $ 6.62159    $ 8.69297        21,177
   01/01/2010 to 12/31/2010...........  $ 8.69297    $11.62640        12,981
   01/01/2011 to 12/31/2011...........  $11.62640    $11.28700        14,569
   01/01/2012 to 12/31/2012...........  $11.28700    $12.41265        14,922
   01/01/2013 to 12/31/2013...........  $12.41265    $16.44967        15,992
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.95952    $12.49653        27,594
   01/01/2007 to 12/31/2007...........  $12.49653    $11.56307        69,073
   01/01/2008 to 12/31/2008...........  $11.56307    $ 7.96731        96,050
   01/01/2009 to 12/31/2009...........  $ 7.96731    $ 9.92002       100,896
   01/01/2010 to 12/31/2010...........  $ 9.92002    $12.25369        88,868
   01/01/2011 to 12/31/2011...........  $12.25369    $11.29575        81,692
   01/01/2012 to 12/31/2012...........  $11.29575    $13.08511        72,140
   01/01/2013 to 12/31/2013...........  $13.08511    $17.62661        68,000
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.70312    $11.38999        21,370
   01/01/2007 to 12/31/2007...........  $11.38999    $11.87148       806,006
   01/01/2008 to 12/31/2008...........  $11.87148    $ 8.61898     1,103,798
   01/01/2009 to 12/31/2009...........  $ 8.61898    $10.48975     1,351,433
   01/01/2010 to 12/31/2010...........  $10.48975    $11.47036     1,375,810
   01/01/2011 to 12/31/2011...........  $11.47036    $11.46887     1,177,868
   01/01/2012 to 12/31/2012...........  $11.46887    $12.76116     1,287,000
   01/01/2013 to 12/31/2013...........  $12.76116    $14.61687     1,160,351

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.01876    $12.23446       21,928
   01/01/2007 to 12/31/2007...........  $12.23446    $11.56559      234,374
   01/01/2008 to 12/31/2008...........  $11.56559    $ 6.58939      185,271
   01/01/2009 to 12/31/2009...........  $ 6.58939    $ 7.99756      216,991
   01/01/2010 to 12/31/2010...........  $ 7.99756    $ 8.87911      214,785
   01/01/2011 to 12/31/2011...........  $ 8.87911    $ 8.56256      210,398
   01/01/2012 to 12/31/2012...........  $ 8.56256    $ 9.84254      220,794
   01/01/2013 to 12/31/2013...........  $ 9.84254    $12.51408      227,485
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93989    $10.44494       32,974
   01/01/2007 to 12/31/2007...........  $10.44494    $11.08230       57,350
   01/01/2008 to 12/31/2008...........  $11.08230    $ 6.45716       85,741
   01/01/2009 to 12/31/2009...........  $ 6.45716    $ 9.70941      152,809
   01/01/2010 to 12/31/2010...........  $ 9.70941    $11.02414      123,355
   01/01/2011 to 12/31/2011...........  $11.02414    $10.62508      117,954
   01/01/2012 to 12/31/2012...........  $10.62508    $12.24799      112,648
   01/01/2013 to 12/31/2013...........  $12.24799    $17.29463      102,273
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.75887    $13.29851       13,035
   01/01/2007 to 12/31/2007...........  $13.29851    $18.31759       35,052
   01/01/2008 to 12/31/2008...........  $18.31759    $ 8.98133       36,153
   01/01/2009 to 12/31/2009...........  $ 8.98133    $13.15053       51,255
   01/01/2010 to 12/31/2010...........  $13.15053    $15.52981       52,620
   01/01/2011 to 12/31/2011...........  $15.52981    $12.95425       54,604
   01/01/2012 to 12/31/2012...........  $12.95425    $13.15910       45,331
   01/01/2013 to 12/31/2013...........  $13.15910    $14.88539       33,264
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.54430    $ 9.81863       16,376
   01/01/2007 to 12/31/2007...........  $ 9.81863    $10.55353       35,653
   01/01/2008 to 12/31/2008...........  $10.55353    $10.09452       53,563
   01/01/2009 to 12/31/2009...........  $10.09452    $11.09557       67,136
   01/01/2010 to 12/31/2010...........  $11.09557    $11.50292       60,985
   01/01/2011 to 12/31/2011...........  $11.50292    $11.74276       72,572
   01/01/2012 to 12/31/2012...........  $11.74276    $12.11361       66,688
   01/01/2013 to 12/31/2013...........  $12.11361    $11.43039       58,257
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63310    $11.33625      180,371
   01/01/2007 to 12/31/2007...........  $11.33625    $12.17518      521,702
   01/01/2008 to 12/31/2008...........  $12.17518    $ 6.88390      601,776
   01/01/2009 to 12/31/2009...........  $ 6.88390    $ 8.66769      690,320
   01/01/2010 to 12/31/2010...........  $ 8.66769    $ 9.74160      635,594
   01/01/2011 to 12/31/2011...........  $ 9.74160    $ 9.22075      597,446
   01/01/2012 to 12/31/2012...........  $ 9.22075    $10.03476      628,595
   01/01/2013 to 12/31/2013...........  $10.03476    $11.85510      616,561

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99837    $ 9.97564         2,546
   01/01/2008 to 12/31/2008...........  $ 9.97564    $ 9.27033        23,162
   01/01/2009 to 12/31/2009...........  $ 9.27033    $10.14552       108,478
   01/01/2010 to 12/31/2010...........  $10.14552    $10.72220       115,585
   01/01/2011 to 12/31/2011...........  $10.72220    $11.14563       109,867
   01/01/2012 to 12/31/2012...........  $11.14563    $11.78482       126,306
   01/01/2013 to 12/31/2013...........  $11.78482    $11.38119       128,979
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07802    $ 6.62871       307,539
   01/01/2009 to 12/31/2009...........  $ 6.62871    $ 8.45254       930,415
   01/01/2010 to 12/31/2010...........  $ 8.45254    $ 9.13538     1,007,771
   01/01/2011 to 12/31/2011...........  $ 9.13538    $ 8.80688       732,911
   01/01/2012 to 09/21/2012...........  $ 8.80688    $ 9.84396             0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08890    $ 7.65475         1,158
   01/01/2009 to 12/31/2009...........  $ 7.65475    $ 9.12312         2,135
   01/01/2010 to 12/31/2010...........  $ 9.12312    $10.49725         3,003
   01/01/2011 to 12/31/2011...........  $10.49725    $11.00661         1,842
   01/01/2012 to 12/31/2012...........  $11.00661    $11.96205         2,003
   01/01/2013 to 12/31/2013...........  $11.96205    $15.06423         1,035
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26792    $ 7.02706         1,103
   01/01/2009 to 12/31/2009...........  $ 7.02706    $ 9.01147         1,000
   01/01/2010 to 12/31/2010...........  $ 9.01147    $10.72454           900
   01/01/2011 to 12/31/2011...........  $10.72454    $11.09282           674
   01/01/2012 to 12/31/2012...........  $11.09282    $13.27826           766
   01/01/2013 to 12/31/2013...........  $13.27826    $18.20822         1,951
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38561    $ 5.26042        12,847
   01/01/2009 to 12/31/2009...........  $ 5.26042    $ 5.93128        17,604
   01/01/2010 to 12/31/2010...........  $ 5.93128    $ 6.45064        14,971
   01/01/2011 to 12/31/2011...........  $ 6.45064    $ 5.44948        12,654
   01/01/2012 to 12/31/2012...........  $ 5.44948    $ 6.66350         6,613
   01/01/2013 to 12/31/2013...........  $ 6.66350    $ 8.62843         5,986
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15183    $ 8.31798         2,661
   01/01/2009 to 12/31/2009...........  $ 8.31798    $ 9.74975         5,709
   01/01/2010 to 12/31/2010...........  $ 9.74975    $ 9.83044         5,851
   01/01/2011 to 12/31/2011...........  $ 9.83044    $10.61260         7,507
   01/01/2012 to 12/31/2012...........  $10.61260    $12.21490         5,736
   01/01/2013 to 12/31/2013...........  $12.21490    $16.73671         4,282

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16534    $ 6.08351           0
   01/01/2009 to 12/31/2009...........  $ 6.08351    $ 7.40148       1,667
   01/01/2010 to 12/31/2010...........  $ 7.40148    $ 8.97973       2,459
   01/01/2011 to 12/31/2011...........  $ 8.97973    $ 8.64675       1,646
   01/01/2012 to 12/31/2012...........  $ 8.64675    $ 9.81615       1,636
   01/01/2013 to 12/31/2013...........  $ 9.81615    $13.29885       1,626
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11057    $ 6.70176         302
   01/01/2009 to 12/31/2009...........  $ 6.70176    $ 8.52396       1,727
   01/01/2010 to 12/31/2010...........  $ 8.52396    $ 9.45874       1,687
   01/01/2011 to 12/31/2011...........  $ 9.45874    $ 9.56388       1,608
   01/01/2012 to 12/31/2012...........  $ 9.56388    $10.56848       1,262
   01/01/2013 to 12/31/2013...........  $10.56848    $13.53866       1,091
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24135    $ 6.25789       1,046
   01/01/2009 to 12/31/2009...........  $ 6.25789    $ 7.32945       1,462
   01/01/2010 to 12/31/2010...........  $ 7.32945    $ 8.11227       1,472
   01/01/2011 to 12/31/2011...........  $ 8.11227    $ 7.85180       1,461
   01/01/2012 to 12/31/2012...........  $ 7.85180    $ 8.88451       1,433
   01/01/2013 to 12/31/2013...........  $ 8.88451    $11.31411       1,361
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07235    $ 6.18606       1,298
   01/01/2009 to 12/31/2009...........  $ 6.18606    $ 8.38860       1,054
   01/01/2010 to 12/31/2010...........  $ 8.38860    $10.56135       1,064
   01/01/2011 to 12/31/2011...........  $10.56135    $10.05492       3,049
   01/01/2012 to 12/31/2012...........  $10.05492    $11.37355       1,454
   01/01/2013 to 12/31/2013...........  $11.37355    $14.55432       1,263
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18832    $ 6.44994       1,256
   01/01/2009 to 12/31/2009...........  $ 6.44994    $ 8.27567       3,554
   01/01/2010 to 12/31/2010...........  $ 8.27567    $ 9.77276       3,342
   01/01/2011 to 12/31/2011...........  $ 9.77276    $ 9.20548       3,220
   01/01/2012 to 12/31/2012...........  $ 9.20548    $10.51952       3,207
   01/01/2013 to 12/31/2013...........  $10.51952    $13.63000         882
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25882    $ 5.50600          71
   01/01/2009 to 12/31/2009...........  $ 5.50600    $ 6.90396       2,425
   01/01/2010 to 12/31/2010...........  $ 6.90396    $ 8.44004       3,239
   01/01/2011 to 12/31/2011...........  $ 8.44004    $ 8.66786       2,342
   01/01/2012 to 12/31/2012...........  $ 8.66786    $ 9.95672       4,456
   01/01/2013 to 12/31/2013...........  $ 9.95672    $ 9.77041       4,359

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11347    $ 6.79469       2,367
   01/01/2009 to 12/31/2009...........  $ 6.79469    $ 8.40472       4,255
   01/01/2010 to 12/31/2010...........  $ 8.40472    $10.35978       4,281
   01/01/2011 to 12/31/2011...........  $10.35978    $10.28708       4,140
   01/01/2012 to 12/31/2012...........  $10.28708    $11.34379       2,435
   01/01/2013 to 12/31/2013...........  $11.34379    $15.61738       2,423
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22847    $ 7.16334           0
   01/01/2009 to 12/31/2009...........  $ 7.16334    $ 8.45568       1,966
   01/01/2010 to 12/31/2010...........  $ 8.45568    $10.12223         713
   01/01/2011 to 12/31/2011...........  $10.12223    $ 9.51684         713
   01/01/2012 to 12/31/2012...........  $ 9.51684    $10.83731         713
   01/01/2013 to 12/31/2013...........  $10.83731    $14.62787         713
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27804    $ 7.25268       1,447
   01/01/2009 to 12/31/2009...........  $ 7.25268    $ 7.63087       3,241
   01/01/2010 to 12/31/2010...........  $ 7.63087    $ 8.65491       3,328
   01/01/2011 to 12/31/2011...........  $ 8.65491    $ 8.64401       3,290
   01/01/2012 to 12/31/2012...........  $ 8.64401    $ 9.87396       3,187
   01/01/2013 to 12/31/2013...........  $ 9.87396    $10.84864       1,855
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09850    $ 7.19947         932
   01/01/2009 to 12/31/2009...........  $ 7.19947    $ 7.81606       8,169
   01/01/2010 to 12/31/2010...........  $ 7.81606    $ 8.11874       8,216
   01/01/2011 to 12/31/2011...........  $ 8.11874    $ 9.35362       6,219
   01/01/2012 to 12/31/2012...........  $ 9.35362    $ 9.18268       6,325
   01/01/2013 to 12/31/2013...........  $ 9.18268    $10.20116       3,023

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT ONLY (2.10%) OR HIGHEST
   DAILY LIFETIME FIVE INCOME BENEFIT ONLY (2.10%) OR HD GRO 60 BPS (2.10%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39084    $10.96256      9,081,958
   01/01/2007 to 12/31/2007...........  $10.96256    $11.72459     12,892,577
   01/01/2008 to 12/31/2008...........  $11.72459    $ 7.82811      9,823,779
   01/01/2009 to 12/31/2009...........  $ 7.82811    $ 9.53480      9,367,665
   01/01/2010 to 12/31/2010...........  $ 9.53480    $10.45610      9,094,548
   01/01/2011 to 12/31/2011...........  $10.45610    $ 9.96902      8,190,643
   01/01/2012 to 12/31/2012...........  $ 9.96902    $10.99065      7,386,371
   01/01/2013 to 12/31/2013...........  $10.99065    $11.83821      6,636,289
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14401    $10.62496      1,362,866
   01/01/2007 to 12/31/2007...........  $10.62496    $11.39463      4,907,526
   01/01/2008 to 12/31/2008...........  $11.39463    $ 7.83393      2,975,760
   01/01/2009 to 12/31/2009...........  $ 7.83393    $ 9.68309      3,050,377
   01/01/2010 to 12/31/2010...........  $ 9.68309    $10.78380      3,171,468
   01/01/2011 to 12/31/2011...........  $10.78380    $10.57416      2,560,562
   01/01/2012 to 12/31/2012...........  $10.57416    $11.76991      2,460,759
   01/01/2013 to 12/31/2013...........  $11.76991    $13.43650      2,320,015
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.70202    $11.78602              0
   01/01/2007 to 12/31/2007...........  $11.78602    $11.53005              0
   01/01/2008 to 12/31/2008...........  $11.53005    $ 7.36892              0
   01/01/2009 to 12/31/2009...........  $ 7.36892    $ 8.50008          1,901
   01/01/2010 to 12/31/2010...........  $ 8.50008    $ 9.47802          2,171
   01/01/2011 to 12/31/2011...........  $ 9.47802    $ 9.61485          1,503
   01/01/2012 to 05/04/2012...........  $ 9.61485    $10.43222              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.34133    $10.85494     2,735,555
   01/01/2007 to 12/31/2007...........  $10.85494    $11.59528     4,054,872
   01/01/2008 to 12/31/2008...........  $11.59528    $ 8.09712     4,180,159
   01/01/2009 to 12/31/2009...........  $ 8.09712    $ 9.77820     9,710,092
   01/01/2010 to 12/31/2010...........  $ 9.77820    $10.75644     8,950,075
   01/01/2011 to 12/31/2011...........  $10.75644    $10.40750     8,234,574
   01/01/2012 to 12/31/2012...........  $10.40750    $11.46480     7,583,863
   01/01/2013 to 12/31/2013...........  $11.46480    $13.21068     6,826,687
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99772    $ 9.14094     5,393,786
   01/01/2012 to 12/31/2012...........  $ 9.14094    $10.01761     4,663,173
   01/01/2013 to 12/31/2013...........  $10.01761    $10.87643     4,389,643
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99829    $10.47054           688
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99886    $ 9.35356             0
   01/01/2010 to 12/31/2010...........  $ 9.35356    $10.13009             0
   01/01/2011 to 12/31/2011...........  $10.13009    $10.87842             0
   01/01/2012 to 12/31/2012...........  $10.87842    $11.09802             0
   01/01/2013 to 12/31/2013...........  $11.09802    $10.79490             0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99830    $12.00560             0
   01/01/2009 to 12/31/2009...........  $12.00560    $11.04716             0
   01/01/2010 to 12/31/2010...........  $11.04716    $12.03026             0
   01/01/2011 to 12/31/2011...........  $12.03026    $13.38327             0
   01/01/2012 to 12/31/2012...........  $13.38327    $13.85687             0
   01/01/2013 to 12/31/2013...........  $13.85687    $13.14522             0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99830    $12.07427             0
   01/01/2009 to 12/31/2009...........  $12.07427    $10.91522             0
   01/01/2010 to 12/31/2010...........  $10.91522    $11.90528             0
   01/01/2011 to 12/31/2011...........  $11.90528    $13.52335             0
   01/01/2012 to 12/31/2012...........  $13.52335    $14.02085             0
   01/01/2013 to 12/31/2013...........  $14.02085    $13.06896             0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99886    $ 8.76579             0
   01/01/2010 to 12/31/2010...........  $ 8.76579    $ 9.60243        49,555
   01/01/2011 to 12/31/2011...........  $ 9.60243    $11.16178           650
   01/01/2012 to 12/31/2012...........  $11.16178    $11.62262             0
   01/01/2013 to 12/31/2013...........  $11.62262    $10.64181             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99772    $10.97956        59,475
   01/01/2011 to 12/31/2011...........  $10.97956    $12.93718       405,546
   01/01/2012 to 12/31/2012...........  $12.93718    $13.53150       146,919
   01/01/2013 to 12/31/2013...........  $13.53150    $12.32531             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99829    $11.98927        186,514
   01/01/2012 to 12/31/2012...........  $11.98927    $12.42891        230,023
   01/01/2013 to 12/31/2013...........  $12.42891    $10.98697              0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99773    $10.37175        147,460
   01/01/2013 to 12/31/2013...........  $10.37175    $ 9.12226        588,698
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99886    $ 8.72663        390,795
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50991    $11.13864     10,685,211
   01/01/2007 to 12/31/2007...........  $11.13864    $11.96972     19,352,529
   01/01/2008 to 12/31/2008...........  $11.96972    $ 7.62723     12,898,134
   01/01/2009 to 12/31/2009...........  $ 7.62723    $ 9.36253     12,630,803
   01/01/2010 to 12/31/2010...........  $ 9.36253    $10.39654     12,177,411
   01/01/2011 to 12/31/2011...........  $10.39654    $ 9.93585     11,097,830
   01/01/2012 to 12/31/2012...........  $ 9.93585    $11.06664     10,445,023
   01/01/2013 to 12/31/2013...........  $11.06664    $13.29740      9,936,825
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99829    $11.62173              0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.12069    $16.03849              0
   01/01/2007 to 12/31/2007...........  $16.03849    $12.57515              0
   01/01/2008 to 12/31/2008...........  $12.57515    $ 7.99901              0
   01/01/2009 to 12/31/2009...........  $ 7.99901    $10.33588          2,453
   01/01/2010 to 12/31/2010...........  $10.33588    $13.02810          2,476
   01/01/2011 to 12/31/2011...........  $13.02810    $13.60150          1,614
   01/01/2012 to 12/31/2012...........  $13.60150    $15.36585          2,108
   01/01/2013 to 12/31/2013...........  $15.36585    $15.52133            228
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.22786    $11.72822              0
   01/01/2007 to 12/31/2007...........  $11.72822    $ 9.44487              0
   01/01/2008 to 07/18/2008...........  $ 9.44487    $ 8.63406              0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99829    $ 9.66203              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.17005    $12.07703             0
   01/01/2007 to 12/31/2007...........  $12.07703    $13.15347             0
   01/01/2008 to 12/31/2008...........  $13.15347    $ 7.20232             0
   01/01/2009 to 12/31/2009...........  $ 7.20232    $ 9.35819           555
   01/01/2010 to 12/31/2010...........  $ 9.35819    $12.14893         1,009
   01/01/2011 to 12/31/2011...........  $12.14893    $10.33909           921
   01/01/2012 to 12/31/2012...........  $10.33909    $12.15880         1,258
   01/01/2013 to 12/31/2013...........  $12.15880    $16.76899           564
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10349    $ 7.48594         3,796
   01/01/2009 to 12/31/2009...........  $ 7.48594    $ 8.88862        74,679
   01/01/2010 to 12/31/2010...........  $ 8.88862    $ 9.86581        66,105
   01/01/2011 to 12/31/2011...........  $ 9.86581    $ 9.42431        43,290
   01/01/2012 to 12/31/2012...........  $ 9.42431    $10.48872        36,149
   01/01/2013 to 12/31/2013...........  $10.48872    $12.24792        93,004
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04424    $10.54620       689,232
   01/01/2007 to 12/31/2007...........  $10.54620    $11.21183     2,178,272
   01/01/2008 to 12/31/2008...........  $11.21183    $ 7.19391     1,294,066
   01/01/2009 to 12/31/2009...........  $ 7.19391    $ 8.72643     1,329,405
   01/01/2010 to 12/31/2010...........  $ 8.72643    $ 9.77460     1,434,879
   01/01/2011 to 12/31/2011...........  $ 9.77460    $ 9.42980     1,304,429
   01/01/2012 to 12/31/2012...........  $ 9.42980    $10.21781     1,451,133
   01/01/2013 to 12/31/2013...........  $10.21781    $11.48490     1,315,731
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99830    $ 7.45903         3,068
   01/01/2009 to 11/13/2009...........  $ 7.45903    $ 8.31266             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99830    $10.71807       133,480
   01/01/2013 to 12/31/2013...........  $10.71807    $13.06664       100,688
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99829    $10.78599        18,495
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17497    $ 6.10196             0
   01/01/2009 to 12/31/2009...........  $ 6.10196    $ 8.07411           721
   01/01/2010 to 12/31/2010...........  $ 8.07411    $ 9.50539           646
   01/01/2011 to 12/31/2011...........  $ 9.50539    $ 8.84098           334
   01/01/2012 to 12/31/2012...........  $ 8.84098    $10.97977           378
   01/01/2013 to 12/31/2013...........  $10.97977    $11.22143            87

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.22202    $11.55044            0
   01/01/2007 to 12/31/2007...........  $11.55044    $12.89443            0
   01/01/2008 to 12/31/2008...........  $12.89443    $ 7.54319            0
   01/01/2009 to 12/31/2009...........  $ 7.54319    $11.03769        3,688
   01/01/2010 to 12/31/2010...........  $11.03769    $11.92291        4,970
   01/01/2011 to 12/31/2011...........  $11.92291    $11.21585        2,320
   01/01/2012 to 12/31/2012...........  $11.21585    $13.15596        2,442
   01/01/2013 to 12/31/2013...........  $13.15596    $16.71752          953
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63443    $11.75065            0
   01/01/2007 to 12/31/2007...........  $11.75065    $12.09783            0
   01/01/2008 to 12/31/2008...........  $12.09783    $ 7.02744            0
   01/01/2009 to 12/31/2009...........  $ 7.02744    $ 8.20364        2,275
   01/01/2010 to 12/31/2010...........  $ 8.20364    $ 9.07038        2,833
   01/01/2011 to 12/31/2011...........  $ 9.07038    $ 8.39373        1,237
   01/01/2012 to 12/31/2012...........  $ 8.39373    $ 9.83764        1,822
   01/01/2013 to 12/31/2013...........  $ 9.83764    $12.86734          626
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.10295    $10.97316            0
   01/01/2007 to 12/31/2007...........  $10.97316    $12.82556            0
   01/01/2008 to 12/31/2008...........  $12.82556    $ 7.43719            0
   01/01/2009 to 12/31/2009...........  $ 7.43719    $11.44320        4,272
   01/01/2010 to 12/31/2010...........  $11.44320    $13.42997        3,566
   01/01/2011 to 12/31/2011...........  $13.42997    $12.76247        1,765
   01/01/2012 to 12/31/2012...........  $12.76247    $14.95130        2,205
   01/01/2013 to 12/31/2013...........  $14.95130    $19.35785          853
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08916    $ 7.59473       34,121
   01/01/2009 to 12/31/2009...........  $ 7.59473    $ 9.17789      103,859
   01/01/2010 to 12/31/2010...........  $ 9.17789    $10.03174       69,784
   01/01/2011 to 12/31/2011...........  $10.03174    $ 9.77586       45,092
   01/01/2012 to 12/31/2012...........  $ 9.77586    $10.54431       44,970
   01/01/2013 to 12/31/2013...........  $10.54431    $11.34169       21,520
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03318    $ 7.62514            0
   01/01/2009 to 12/31/2009...........  $ 7.62514    $ 9.47334       12,926
   01/01/2010 to 12/31/2010...........  $ 9.47334    $11.76216       10,343
   01/01/2011 to 12/31/2011...........  $11.76216    $11.67054        5,153
   01/01/2012 to 12/31/2012...........  $11.67054    $13.22351        7,138
   01/01/2013 to 12/31/2013...........  $13.22351    $17.97855          687

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.52704    $12.73070            0
   01/01/2007 to 12/31/2007...........  $12.73070    $12.61442            0
   01/01/2008 to 12/31/2008...........  $12.61442    $ 7.74619            0
   01/01/2009 to 12/31/2009...........  $ 7.74619    $ 8.97205        5,302
   01/01/2010 to 12/31/2010...........  $ 8.97205    $ 9.88094        6,037
   01/01/2011 to 12/31/2011...........  $ 9.88094    $ 9.63030        2,370
   01/01/2012 to 12/31/2012...........  $ 9.63030    $10.69602        3,361
   01/01/2013 to 12/31/2013...........  $10.69602    $14.10381        1,456
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.07407    $10.61807            0
   01/01/2007 to 12/31/2007...........  $10.61807    $10.65661            0
   01/01/2008 to 12/31/2008...........  $10.65661    $ 7.77122            0
   01/01/2009 to 12/31/2009...........  $ 7.77122    $10.31751        1,678
   01/01/2010 to 12/31/2010...........  $10.31751    $11.46953        1,609
   01/01/2011 to 12/31/2011...........  $11.46953    $11.59051          824
   01/01/2012 to 12/31/2012...........  $11.59051    $12.92677          647
   01/01/2013 to 12/31/2013...........  $12.92677    $13.56992           60
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99181    $10.57717            0
   01/01/2007 to 12/31/2007...........  $10.57717    $12.33211            0
   01/01/2008 to 12/31/2008...........  $12.33211    $ 6.01096            0
   01/01/2009 to 12/31/2009...........  $ 6.01096    $ 7.96493        8,915
   01/01/2010 to 12/31/2010...........  $ 7.96493    $ 8.93213        7,479
   01/01/2011 to 12/31/2011...........  $ 8.93213    $ 7.61791        3,562
   01/01/2012 to 12/31/2012...........  $ 7.61791    $ 8.98064        5,175
   01/01/2013 to 12/31/2013...........  $ 8.98064    $10.47211          146
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00996    $10.83950            0
   01/01/2007 to 12/31/2007...........  $10.83950    $12.50545            0
   01/01/2008 to 12/31/2008...........  $12.50545    $ 6.85844            0
   01/01/2009 to 12/31/2009...........  $ 6.85844    $ 8.76614        8,602
   01/01/2010 to 12/31/2010...........  $ 8.76614    $ 9.53741        6,994
   01/01/2011 to 12/31/2011...........  $ 9.53741    $ 8.16907        3,301
   01/01/2012 to 12/31/2012...........  $ 8.16907    $ 9.33514        4,830
   01/01/2013 to 12/31/2013...........  $ 9.33514    $10.92299          261
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11168    $ 7.11981       18,527
   01/01/2009 to 12/31/2009...........  $ 7.11981    $ 8.83303       45,249
   01/01/2010 to 12/31/2010...........  $ 8.83303    $ 9.84678       71,633
   01/01/2011 to 12/31/2011...........  $ 9.84678    $ 9.58958       76,943
   01/01/2012 to 12/31/2012...........  $ 9.58958    $10.66782       73,666
   01/01/2013 to 12/31/2013...........  $10.66782    $12.14959       68,093

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.09563    $12.76794            0
   01/01/2007 to 12/31/2007...........  $12.76794    $13.68437            0
   01/01/2008 to 12/31/2008...........  $13.68437    $ 7.85645            0
   01/01/2009 to 12/31/2009...........  $ 7.85645    $10.45584       12,241
   01/01/2010 to 12/31/2010...........  $10.45584    $10.97517       11,771
   01/01/2011 to 12/31/2011...........  $10.97517    $ 9.76606        5,285
   01/01/2012 to 12/31/2012...........  $ 9.76606    $11.66046        7,365
   01/01/2013 to 12/31/2013...........  $11.66046    $13.17496        1,206
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.92771    $11.52382            0
   01/01/2007 to 12/31/2007...........  $11.52382    $11.50472      414,208
   01/01/2008 to 12/31/2008...........  $11.50472    $ 9.28305      793,735
   01/01/2009 to 12/31/2009...........  $ 9.28305    $11.09414      747,584
   01/01/2010 to 12/31/2010...........  $11.09414    $11.66131      685,466
   01/01/2011 to 12/31/2011...........  $11.66131    $11.44852      665,660
   01/01/2012 to 12/31/2012...........  $11.44852    $12.41462      748,161
   01/01/2013 to 12/31/2013...........  $12.41462    $13.50070      707,005
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08368    $10.28503            0
   01/01/2010 to 12/31/2010...........  $10.28503    $11.21345          259
   01/01/2011 to 12/31/2011...........  $11.21345    $11.05588          108
   01/01/2012 to 12/31/2012...........  $11.05588    $12.47267          105
   01/01/2013 to 12/31/2013...........  $12.47267    $16.67447            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14506    $10.29482            0
   01/01/2010 to 12/31/2010...........  $10.29482    $11.46695        3,538
   01/01/2011 to 12/31/2011...........  $11.46695    $10.57191            0
   01/01/2012 to 12/31/2012...........  $10.57191    $11.72442            0
   01/01/2013 to 12/31/2013...........  $11.72442    $15.09252            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06758    $12.20570            0
   01/01/2007 to 12/31/2007...........  $12.20570    $11.59635            0
   01/01/2008 to 12/31/2008...........  $11.59635    $ 6.64525            0
   01/01/2009 to 12/31/2009...........  $ 6.64525    $ 7.77344        4,674
   01/01/2010 to 12/31/2010...........  $ 7.77344    $ 8.61549        3,363
   01/01/2011 to 12/31/2011...........  $ 8.61549    $ 8.08549        2,009
   01/01/2012 to 12/31/2012...........  $ 8.08549    $ 9.25614        2,215
   01/01/2013 to 12/31/2013...........  $ 9.25614    $12.67955            0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.14037    $11.41196            0
   01/01/2007 to 12/31/2007...........  $11.41196    $12.84853            0
   01/01/2008 to 12/31/2008...........  $12.84853    $ 7.08969            0
   01/01/2009 to 12/31/2009...........  $ 7.08969    $ 9.01029        6,729
   01/01/2010 to 12/31/2010...........  $ 9.01029    $10.56815        6,313
   01/01/2011 to 12/31/2011...........  $10.56815    $10.25660        3,198
   01/01/2012 to 12/31/2012...........  $10.25660    $11.27751        4,001
   01/01/2013 to 12/31/2013...........  $11.27751    $15.08966          543

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19930    $10.66276           0
   01/01/2007 to 12/31/2007...........  $10.66276    $11.07795           0
   01/01/2008 to 12/31/2008...........  $11.07795    $ 8.32703           0
   01/01/2009 to 12/31/2009...........  $ 8.32703    $10.97791       1,339
   01/01/2010 to 12/31/2010...........  $10.97791    $12.19444       6,502
   01/01/2011 to 12/31/2011...........  $12.19444    $13.15893       3,446
   01/01/2012 to 12/31/2012...........  $13.15893    $13.65206       4,027
   01/01/2013 to 12/31/2013...........  $13.65206    $13.10375       1,075
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.43165    $12.71184           0
   01/01/2007 to 12/31/2007...........  $12.71184    $13.61948           0
   01/01/2008 to 12/31/2008...........  $13.61948    $ 8.80501           0
   01/01/2009 to 12/31/2009...........  $ 8.80501    $11.34102       6,474
   01/01/2010 to 12/31/2010...........  $11.34102    $12.44586       5,994
   01/01/2011 to 12/31/2011...........  $12.44586    $11.80835       3,475
   01/01/2012 to 12/31/2012...........  $11.80835    $14.23420       5,282
   01/01/2013 to 12/31/2013...........  $14.23420    $17.79409         801
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04383    $11.51619           0
   01/01/2007 to 12/31/2007...........  $11.51619    $12.98213           0
   01/01/2008 to 12/31/2008...........  $12.98213    $ 8.09894           0
   01/01/2009 to 12/31/2009...........  $ 8.09894    $ 9.86031       1,509
   01/01/2010 to 12/31/2010...........  $ 9.86031    $10.89230       2,578
   01/01/2011 to 12/31/2011...........  $10.89230    $10.60519       1,149
   01/01/2012 to 12/31/2012...........  $10.60519    $12.16130         824
   01/01/2013 to 12/31/2013...........  $12.16130    $16.28339         102
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99830    $10.18113           0
   01/01/2013 to 12/31/2013...........  $10.18113    $13.41252           0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04648    $11.54398           0
   01/01/2007 to 12/31/2007...........  $11.54398    $11.61648           0
   01/01/2008 to 12/31/2008...........  $11.61648    $ 7.03962           0
   01/01/2009 to 12/31/2009...........  $ 7.03962    $ 9.57597       1,794
   01/01/2010 to 12/31/2010...........  $ 9.57597    $11.59338       1,232
   01/01/2011 to 12/31/2011...........  $11.59338    $10.96336         666
   01/01/2012 to 12/31/2012...........  $10.96336    $12.71430         768
   01/01/2013 to 12/31/2013...........  $12.71430    $16.48947           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99947    $10.18121            0
   01/01/2007 to 12/31/2007...........  $10.18121    $10.45961            0
   01/01/2008 to 12/31/2008...........  $10.45961    $10.50151            0
   01/01/2009 to 12/31/2009...........  $10.50151    $10.31087        4,405
   01/01/2010 to 12/31/2010...........  $10.31087    $10.10136        1,122
   01/01/2011 to 12/31/2011...........  $10.10136    $ 9.89610          294
   01/01/2012 to 12/31/2012...........  $ 9.89610    $ 9.69320          293
   01/01/2013 to 12/31/2013...........  $ 9.69320    $ 9.49385          146
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.65255    $11.76632            0
   01/01/2007 to 12/31/2007...........  $11.76632    $11.88823            0
   01/01/2008 to 12/31/2008...........  $11.88823    $ 6.72310            0
   01/01/2009 to 12/31/2009...........  $ 6.72310    $ 9.26118        7,870
   01/01/2010 to 12/31/2010...........  $ 9.26118    $11.19660        7,339
   01/01/2011 to 12/31/2011...........  $11.19660    $10.69416        3,534
   01/01/2012 to 12/31/2012...........  $10.69416    $12.26785        4,723
   01/01/2013 to 12/31/2013...........  $12.26785    $17.06311          823
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02820    $10.06356            0
   01/01/2012 to 12/31/2012...........  $10.06356    $10.33649            0
   01/01/2013 to 12/31/2013...........  $10.33649    $ 9.83704            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.35708    $12.61948            0
   01/01/2007 to 12/31/2007...........  $12.61948    $15.10271            0
   01/01/2008 to 12/31/2008...........  $15.10271    $ 8.40416            0
   01/01/2009 to 12/31/2009...........  $ 8.40416    $10.68337        3,443
   01/01/2010 to 12/31/2010...........  $10.68337    $13.46448        3,177
   01/01/2011 to 12/31/2011...........  $13.46448    $13.41030        1,516
   01/01/2012 to 12/31/2012...........  $13.41030    $14.76040        1,985
   01/01/2013 to 12/31/2013...........  $14.76040    $19.17136          605
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.49528    $10.84539            0
   01/01/2007 to 12/31/2007...........  $10.84539    $12.60892            0
   01/01/2008 to 12/31/2008...........  $12.60892    $ 7.09593            0
   01/01/2009 to 12/31/2009...........  $ 7.09593    $ 8.51811        1,239
   01/01/2010 to 12/31/2010...........  $ 8.51811    $10.03388        1,118
   01/01/2011 to 04/29/2011...........  $10.03388    $11.23937            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99830    $10.29470        9,180
   01/01/2013 to 12/31/2013...........  $10.29470    $11.99016       32,728

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10104    $ 5.56343             0
   01/01/2009 to 12/31/2009...........  $ 5.56343    $ 9.07348        12,097
   01/01/2010 to 12/31/2010...........  $ 9.07348    $10.86611        12,160
   01/01/2011 to 12/31/2011...........  $10.86611    $ 8.48537         5,893
   01/01/2012 to 12/31/2012...........  $ 8.48537    $ 9.80073         7,549
   01/01/2013 to 12/31/2013...........  $ 9.80073    $ 9.62049           780
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.02751    $10.19107             0
   01/01/2007 to 12/31/2007...........  $10.19107    $10.65907             0
   01/01/2008 to 12/31/2008...........  $10.65907    $10.55615             0
   01/01/2009 to 12/31/2009...........  $10.55615    $11.39668           177
   01/01/2010 to 12/31/2010...........  $11.39668    $11.59752           152
   01/01/2011 to 12/31/2011...........  $11.59752    $11.61472           199
   01/01/2012 to 12/31/2012...........  $11.61472    $11.90963           186
   01/01/2013 to 12/31/2013...........  $11.90963    $11.41093             0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97094    $10.27495             0
   01/01/2007 to 12/31/2007...........  $10.27495    $10.89859             0
   01/01/2008 to 12/31/2008...........  $10.89859    $10.43321             0
   01/01/2009 to 12/31/2009...........  $10.43321    $11.90738        32,550
   01/01/2010 to 12/31/2010...........  $11.90738    $12.56259        32,032
   01/01/2011 to 12/31/2011...........  $12.56259    $12.69567        13,388
   01/01/2012 to 12/31/2012...........  $12.69567    $13.59329        15,298
   01/01/2013 to 12/31/2013...........  $13.59329    $13.06915         4,304
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19258    $10.61053       536,800
   01/01/2007 to 12/31/2007...........  $10.61053    $11.29724     1,480,087
   01/01/2008 to 12/31/2008...........  $11.29724    $ 8.90875     2,211,191
   01/01/2009 to 12/31/2009...........  $ 8.90875    $10.47389     4,970,188
   01/01/2010 to 12/31/2010...........  $10.47389    $11.34306     4,580,661
   01/01/2011 to 12/31/2011...........  $11.34306    $11.22072     4,313,035
   01/01/2012 to 12/31/2012...........  $11.22072    $12.12964     4,239,413
   01/01/2013 to 12/31/2013...........  $12.12964    $12.97458     3,706,704
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01821    $10.06345             0
   01/01/2012 to 12/31/2012...........  $10.06345    $10.55681             0
   01/01/2013 to 12/31/2013...........  $10.55681    $10.10047             0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16392    $10.44781     1,090,138
   01/01/2007 to 12/31/2007...........  $10.44781    $11.40006     4,097,128
   01/01/2008 to 12/31/2008...........  $11.40006    $ 6.61982     2,188,204
   01/01/2009 to 12/31/2009...........  $ 6.61982    $ 8.16779     2,329,174
   01/01/2010 to 12/31/2010...........  $ 8.16779    $ 9.52139     2,553,655
   01/01/2011 to 12/31/2011...........  $ 9.52139    $ 8.74633     2,344,114
   01/01/2012 to 12/31/2012...........  $ 8.74633    $ 9.67312     2,065,961
   01/01/2013 to 12/31/2013...........  $ 9.67312    $11.08717     1,911,983

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62830    $11.43057            0
   01/01/2007 to 12/31/2007...........  $11.43057    $11.42738            0
   01/01/2008 to 12/31/2008...........  $11.42738    $ 6.85882            0
   01/01/2009 to 12/31/2009...........  $ 6.85882    $ 8.18377            0
   01/01/2010 to 12/31/2010...........  $ 8.18377    $ 9.22175            0
   01/01/2011 to 12/31/2011...........  $ 9.22175    $ 9.34460            0
   01/01/2012 to 12/31/2012...........  $ 9.34460    $10.87307            0
   01/01/2013 to 12/31/2013...........  $10.87307    $14.10290            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99829    $ 8.87518            0
   01/01/2012 to 12/31/2012...........  $ 8.87518    $ 9.83606            0
   01/01/2013 to 12/31/2013...........  $ 9.83606    $11.79145            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08098    $ 7.32618       45,383
   01/01/2009 to 12/31/2009...........  $ 7.32618    $ 8.85373       49,189
   01/01/2010 to 12/31/2010...........  $ 8.85373    $ 9.70515       57,895
   01/01/2011 to 12/31/2011...........  $ 9.70515    $ 9.33306       77,865
   01/01/2012 to 12/31/2012...........  $ 9.33306    $10.08071      226,318
   01/01/2013 to 12/31/2013...........  $10.08071    $11.10147      243,516
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09916    $ 6.67900       10,476
   01/01/2009 to 12/31/2009...........  $ 6.67900    $ 8.29803      110,839
   01/01/2010 to 12/31/2010...........  $ 8.29803    $ 9.29309      192,543
   01/01/2011 to 12/31/2011...........  $ 9.29309    $ 8.88479      178,795
   01/01/2012 to 12/31/2012...........  $ 8.88479    $10.08559      162,530
   01/01/2013 to 12/31/2013...........  $10.08559    $11.66215       98,600
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.45722    $11.04245            0
   01/01/2007 to 12/31/2007...........  $11.04245    $11.77871       93,492
   01/01/2008 to 12/31/2008...........  $11.77871    $ 8.05326      163,069
   01/01/2009 to 12/31/2009...........  $ 8.05326    $10.04994      294,857
   01/01/2010 to 12/31/2010...........  $10.04994    $11.00596      427,724
   01/01/2011 to 12/31/2011...........  $11.00596    $10.41555      490,692
   01/01/2012 to 12/31/2012...........  $10.41555    $11.33714      412,474
   01/01/2013 to 12/31/2013...........  $11.33714    $12.70300      376,831

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90478    $ 9.88597             0
   01/01/2007 to 12/31/2007...........  $ 9.88597    $10.37389             0
   01/01/2008 to 12/31/2008...........  $10.37389    $ 6.60424             0
   01/01/2009 to 12/31/2009...........  $ 6.60424    $ 8.66167         8,308
   01/01/2010 to 12/31/2010...........  $ 8.66167    $11.57313         6,051
   01/01/2011 to 12/31/2011...........  $11.57313    $11.22445         2,839
   01/01/2012 to 12/31/2012...........  $11.22445    $12.33177         4,228
   01/01/2013 to 12/31/2013...........  $12.33177    $16.32652           518
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.94624    $12.47456             0
   01/01/2007 to 12/31/2007...........  $12.47456    $11.53147             0
   01/01/2008 to 12/31/2008...........  $11.53147    $ 7.93778             0
   01/01/2009 to 12/31/2009...........  $ 7.93778    $ 9.87372         2,252
   01/01/2010 to 12/31/2010...........  $ 9.87372    $12.18462         2,149
   01/01/2011 to 12/31/2011...........  $12.18462    $11.22104         1,037
   01/01/2012 to 12/31/2012...........  $11.22104    $12.98572         1,353
   01/01/2013 to 12/31/2013...........  $12.98572    $17.47572           299
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.69114    $11.36989        33,714
   01/01/2007 to 12/31/2007...........  $11.36989    $11.83890     1,256,901
   01/01/2008 to 12/31/2008...........  $11.83890    $ 8.58696       914,501
   01/01/2009 to 12/31/2009...........  $ 8.58696    $10.44044     1,055,497
   01/01/2010 to 12/31/2010...........  $10.44044    $11.40523     1,156,021
   01/01/2011 to 12/31/2011...........  $11.40523    $11.39261     1,188,479
   01/01/2012 to 12/31/2012...........  $11.39261    $12.66397     1,318,155
   01/01/2013 to 12/31/2013...........  $12.66397    $14.49143     1,330,989
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00641    $12.21281             0
   01/01/2007 to 12/31/2007...........  $12.21281    $11.53367             0
   01/01/2008 to 12/31/2008...........  $11.53367    $ 6.56465             0
   01/01/2009 to 12/31/2009...........  $ 6.56465    $ 7.95961        17,248
   01/01/2010 to 12/31/2010...........  $ 7.95961    $ 8.82843         4,194
   01/01/2011 to 12/31/2011...........  $ 8.82843    $ 8.50532         2,226
   01/01/2012 to 12/31/2012...........  $ 8.50532    $ 9.76716         2,627
   01/01/2013 to 12/31/2013...........  $ 9.76716    $12.40611           604
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93981    $10.43814             0
   01/01/2007 to 12/31/2007...........  $10.43814    $11.06414             0
   01/01/2008 to 12/31/2008...........  $11.06414    $ 6.44027             0
   01/01/2009 to 12/31/2009...........  $ 6.44027    $ 9.67446        10,658
   01/01/2010 to 12/31/2010...........  $ 9.67446    $10.97370         9,869
   01/01/2011 to 12/31/2011...........  $10.97370    $10.56605         4,154
   01/01/2012 to 12/31/2012...........  $10.56605    $12.16792         5,520
   01/01/2013 to 12/31/2013...........  $12.16792    $17.16472         1,714

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.74361    $13.27510            0
   01/01/2007 to 12/31/2007...........  $13.27510    $18.26734            0
   01/01/2008 to 12/31/2008...........  $18.26734    $ 8.94784            0
   01/01/2009 to 12/31/2009...........  $ 8.94784    $13.08863        5,642
   01/01/2010 to 12/31/2010...........  $13.08863    $15.44154        6,147
   01/01/2011 to 12/31/2011...........  $15.44154    $12.86799        3,008
   01/01/2012 to 12/31/2012...........  $12.86799    $13.05869        3,885
   01/01/2013 to 12/31/2013...........  $13.05869    $14.75729           21
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.53367    $ 9.80134            0
   01/01/2007 to 12/31/2007...........  $ 9.80134    $10.52457            0
   01/01/2008 to 12/31/2008...........  $10.52457    $10.05707            0
   01/01/2009 to 12/31/2009...........  $10.05707    $11.04358        1,731
   01/01/2010 to 12/31/2010...........  $11.04358    $11.43770        1,846
   01/01/2011 to 12/31/2011...........  $11.43770    $11.66490          670
   01/01/2012 to 12/31/2012...........  $11.66490    $12.02165          967
   01/01/2013 to 12/31/2013...........  $12.02165    $11.33244          578
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62887    $11.32444            0
   01/01/2007 to 12/31/2007...........  $11.32444    $12.15039            0
   01/01/2008 to 12/31/2008...........  $12.15039    $ 6.86312            0
   01/01/2009 to 12/31/2009...........  $ 6.86312    $ 8.63315       23,090
   01/01/2010 to 12/31/2010...........  $ 8.63315    $ 9.69323       29,536
   01/01/2011 to 12/31/2011...........  $ 9.69323    $ 9.16607       32,180
   01/01/2012 to 12/31/2012...........  $ 9.16607    $ 9.96542       57,511
   01/01/2013 to 12/31/2013...........  $ 9.96542    $11.76171      161,772
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99829    $ 9.97440            0
   01/01/2008 to 12/31/2008...........  $ 9.97440    $ 9.26017            0
   01/01/2009 to 12/31/2009...........  $ 9.26017    $10.12450        2,581
   01/01/2010 to 12/31/2010...........  $10.12450    $10.68951        3,382
   01/01/2011 to 12/31/2011...........  $10.68951    $11.10080        1,868
   01/01/2012 to 12/31/2012...........  $11.10080    $11.72585        2,135
   01/01/2013 to 12/31/2013...........  $11.72585    $11.31310          780
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07800    $ 6.62440       38,193
   01/01/2009 to 12/31/2009...........  $ 6.62440    $ 8.43880      182,958
   01/01/2010 to 12/31/2010...........  $ 8.43880    $ 9.11172      260,751
   01/01/2011 to 12/31/2011...........  $ 9.11172    $ 8.77538      198,889
   01/01/2012 to 09/21/2012...........  $ 8.77538    $ 9.80179            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08888    $ 7.64977            0
   01/01/2009 to 12/31/2009...........  $ 7.64977    $ 9.10826            0
   01/01/2010 to 12/31/2010...........  $ 9.10826    $10.46983            0
   01/01/2011 to 12/31/2011...........  $10.46983    $10.96726            0
   01/01/2012 to 12/31/2012...........  $10.96726    $11.90760            0
   01/01/2013 to 12/31/2013...........  $11.90760    $14.98106            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26789    $ 7.02240           0
   01/01/2009 to 12/31/2009...........  $ 7.02240    $ 8.99671           0
   01/01/2010 to 12/31/2010...........  $ 8.99671    $10.69651           0
   01/01/2011 to 12/31/2011...........  $10.69651    $11.05307           0
   01/01/2012 to 12/31/2012...........  $11.05307    $13.21772           0
   01/01/2013 to 12/31/2013...........  $13.21772    $18.10741           0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38558    $ 5.25699           0
   01/01/2009 to 12/31/2009...........  $ 5.25699    $ 5.92152           0
   01/01/2010 to 12/31/2010...........  $ 5.92152    $ 6.43365           0
   01/01/2011 to 12/31/2011...........  $ 6.43365    $ 5.42982           0
   01/01/2012 to 12/31/2012...........  $ 5.42982    $ 6.63308           0
   01/01/2013 to 12/31/2013...........  $ 6.63308    $ 8.58077           0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15181    $ 8.31252           0
   01/01/2009 to 12/31/2009...........  $ 8.31252    $ 9.73373         664
   01/01/2010 to 12/31/2010...........  $ 9.73373    $ 9.80468         644
   01/01/2011 to 12/31/2011...........  $ 9.80468    $10.57454         270
   01/01/2012 to 12/31/2012...........  $10.57454    $12.15913           0
   01/01/2013 to 12/31/2013...........  $12.15913    $16.64400           0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16531    $ 6.07949           0
   01/01/2009 to 12/31/2009...........  $ 6.07949    $ 7.38932           0
   01/01/2010 to 12/31/2010...........  $ 7.38932    $ 8.95612           0
   01/01/2011 to 12/31/2011...........  $ 8.95612    $ 8.61558           0
   01/01/2012 to 12/31/2012...........  $ 8.61558    $ 9.77130           0
   01/01/2013 to 12/31/2013...........  $ 9.77130    $13.22525           0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11054    $ 6.69736           0
   01/01/2009 to 12/31/2009...........  $ 6.69736    $ 8.51005           0
   01/01/2010 to 12/31/2010...........  $ 8.51005    $ 9.43387           0
   01/01/2011 to 12/31/2011...........  $ 9.43387    $ 9.52935           0
   01/01/2012 to 12/31/2012...........  $ 9.52935    $10.52001           0
   01/01/2013 to 12/31/2013...........  $10.52001    $13.46336           0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24132    $ 6.25380           0
   01/01/2009 to 12/31/2009...........  $ 6.25380    $ 7.31738           0
   01/01/2010 to 12/31/2010...........  $ 7.31738    $ 8.09105       8,726
   01/01/2011 to 12/31/2011...........  $ 8.09105    $ 7.82346       8,726
   01/01/2012 to 12/31/2012...........  $ 7.82346    $ 8.84385       8,431
   01/01/2013 to 12/31/2013...........  $ 8.84385    $11.25131       7,907

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07232    $ 6.18199          0
   01/01/2009 to 12/31/2009...........  $ 6.18199    $ 8.37491          0
   01/01/2010 to 12/31/2010...........  $ 8.37491    $10.53374          0
   01/01/2011 to 12/31/2011...........  $10.53374    $10.01888          0
   01/01/2012 to 12/31/2012...........  $10.01888    $11.32177          0
   01/01/2013 to 12/31/2013...........  $11.32177    $14.47394          0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18830    $ 6.44572          0
   01/01/2009 to 12/31/2009...........  $ 6.44572    $ 8.26226          0
   01/01/2010 to 12/31/2010...........  $ 8.26226    $ 9.74747          0
   01/01/2011 to 12/31/2011...........  $ 9.74747    $ 9.17262          0
   01/01/2012 to 12/31/2012...........  $ 9.17262    $10.47165          0
   01/01/2013 to 12/31/2013...........  $10.47165    $13.55469          0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25880    $ 5.50234          0
   01/01/2009 to 12/31/2009...........  $ 5.50234    $ 6.89260          0
   01/01/2010 to 12/31/2010...........  $ 6.89260    $ 8.41782          0
   01/01/2011 to 12/31/2011...........  $ 8.41782    $ 8.63656          0
   01/01/2012 to 12/31/2012...........  $ 8.63656    $ 9.91107          0
   01/01/2013 to 12/31/2013...........  $ 9.91107    $ 9.71611          0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11344    $ 6.79014          0
   01/01/2009 to 12/31/2009...........  $ 6.79014    $ 8.39089          0
   01/01/2010 to 12/31/2010...........  $ 8.39089    $10.33254          0
   01/01/2011 to 12/31/2011...........  $10.33254    $10.24997          0
   01/01/2012 to 12/31/2012...........  $10.24997    $11.29179          0
   01/01/2013 to 12/31/2013...........  $11.29179    $15.53056          0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22844    $ 7.15855          0
   01/01/2009 to 12/31/2009...........  $ 7.15855    $ 8.44181          0
   01/01/2010 to 12/31/2010...........  $ 8.44181    $10.09576          0
   01/01/2011 to 12/31/2011...........  $10.09576    $ 9.48274          0
   01/01/2012 to 12/31/2012...........  $ 9.48274    $10.78788          0
   01/01/2013 to 12/31/2013...........  $10.78788    $14.54699          0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27802    $ 7.24797          0
   01/01/2009 to 12/31/2009...........  $ 7.24797    $ 7.61851        833
   01/01/2010 to 12/31/2010...........  $ 7.61851    $ 8.63243        808
   01/01/2011 to 12/31/2011...........  $ 8.63243    $ 8.61317        339
   01/01/2012 to 12/31/2012...........  $ 8.61317    $ 9.82906          0
   01/01/2013 to 12/31/2013...........  $ 9.82906    $10.78878          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09847    $ 7.19472           0
   01/01/2009 to 12/31/2009...........  $ 7.19472    $ 7.80329       2,207
   01/01/2010 to 12/31/2010...........  $ 7.80329    $ 8.09752       1,635
   01/01/2011 to 12/31/2011...........  $ 8.09752    $ 9.32008       1,119
   01/01/2012 to 12/31/2012...........  $ 9.32008    $ 9.14088       1,017
   01/01/2013 to 12/31/2013...........  $ 9.14088    $10.14482           0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (2.25%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38461    $10.94529     5,532,354
   01/01/2007 to 12/31/2007...........  $10.94529    $11.68877     9,731,970
   01/01/2008 to 12/31/2008...........  $11.68877    $ 7.79271     8,220,827
   01/01/2009 to 12/31/2009...........  $ 7.79271    $ 9.47766     7,744,445
   01/01/2010 to 12/31/2010...........  $ 9.47766    $10.37822     7,544,568
   01/01/2011 to 12/31/2011...........  $10.37822    $ 9.88032     6,843,878
   01/01/2012 to 12/31/2012...........  $ 9.88032    $10.87687     6,139,919
   01/01/2013 to 12/31/2013...........  $10.87687    $11.69852     5,753,215
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14215    $10.61267       873,210
   01/01/2007 to 12/31/2007...........  $10.61267    $11.36459     2,362,014
   01/01/2008 to 12/31/2008...........  $11.36459    $ 7.80171     2,319,713
   01/01/2009 to 12/31/2009...........  $ 7.80171    $ 9.62915     2,200,107
   01/01/2010 to 12/31/2010...........  $ 9.62915    $10.70809     2,131,338
   01/01/2011 to 12/31/2011...........  $10.70809    $10.48454     2,058,340
   01/01/2012 to 12/31/2012...........  $10.48454    $11.65298     1,940,847
   01/01/2013 to 12/31/2013...........  $11.65298    $13.28346     1,866,714
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.68420    $11.75492             0
   01/01/2007 to 12/31/2007...........  $11.75492    $11.48262             0
   01/01/2008 to 12/31/2008...........  $11.48262    $ 7.32789             0
   01/01/2009 to 12/31/2009...........  $ 7.32789    $ 8.44044             0
   01/01/2010 to 12/31/2010...........  $ 8.44044    $ 9.39776             0
   01/01/2011 to 12/31/2011...........  $ 9.39776    $ 9.51953             0
   01/01/2012 to 05/04/2012...........  $ 9.51953    $10.32353             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33511    $10.83790     1,470,871
   01/01/2007 to 12/31/2007...........  $10.83790    $11.56011     2,588,286
   01/01/2008 to 12/31/2008...........  $11.56011    $ 8.06061     3,781,063
   01/01/2009 to 12/31/2009...........  $ 8.06061    $ 9.71989     5,689,327
   01/01/2010 to 12/31/2010...........  $ 9.71989    $10.67667     5,049,654
   01/01/2011 to 12/31/2011...........  $10.67667    $10.31523     4,565,268
   01/01/2012 to 12/31/2012...........  $10.31523    $11.34646     4,118,548
   01/01/2013 to 12/31/2013...........  $11.34646    $13.05510     3,855,143
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99756    $ 9.13191     1,589,823
   01/01/2012 to 12/31/2012...........  $ 9.13191    $ 9.99296     1,398,698
   01/01/2013 to 12/31/2013...........  $ 9.99296    $10.83380     1,245,656
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99817    $10.46009             0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93817    $ 9.60041             0
   01/01/2010 to 12/31/2010...........  $ 9.60041    $10.38216             0
   01/01/2011 to 12/31/2011...........  $10.38216    $11.13290             0
   01/01/2012 to 12/31/2012...........  $11.13290    $11.34091             0
   01/01/2013 to 12/31/2013...........  $11.34091    $11.01490             0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92260    $ 9.66626             0
   01/01/2010 to 12/31/2010...........  $ 9.66626    $10.51104             0
   01/01/2011 to 12/31/2011...........  $10.51104    $11.67616             0
   01/01/2012 to 12/31/2012...........  $11.67616    $12.07152             0
   01/01/2013 to 12/31/2013...........  $12.07152    $11.43481             0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90537    $ 9.56715             0
   01/01/2010 to 12/31/2010...........  $ 9.56715    $10.41967             0
   01/01/2011 to 12/31/2011...........  $10.41967    $11.81852             0
   01/01/2012 to 12/31/2012...........  $11.81852    $12.23524             0
   01/01/2013 to 12/31/2013...........  $12.23524    $11.38790             0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88409    $ 9.24236             0
   01/01/2010 to 12/31/2010...........  $ 9.24236    $10.10963           676
   01/01/2011 to 12/31/2011...........  $10.10963    $11.73410             0
   01/01/2012 to 12/31/2012...........  $11.73410    $12.20077             0
   01/01/2013 to 12/31/2013...........  $12.20077    $11.15482             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99756    $10.96344             0
   01/01/2011 to 12/31/2011...........  $10.96344    $12.89923         5,764
   01/01/2012 to 12/31/2012...........  $12.89923    $13.47203         4,087
   01/01/2013 to 12/31/2013...........  $13.47203    $12.25318             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99817    $11.97169              0
   01/01/2012 to 12/31/2012...........  $11.97169    $12.39242          3,035
   01/01/2013 to 12/31/2013...........  $12.39242    $10.93851              0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99757    $10.35646              0
   01/01/2013 to 12/31/2013...........  $10.35646    $ 9.09549         17,033
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99878    $ 8.71387              0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50360    $11.12115      6,561,306
   01/01/2007 to 12/31/2007...........  $11.12115    $11.93342     12,935,579
   01/01/2008 to 12/31/2008...........  $11.93342    $ 7.59294     11,371,205
   01/01/2009 to 12/31/2009...........  $ 7.59294    $ 9.30688     10,717,473
   01/01/2010 to 12/31/2010...........  $ 9.30688    $10.31961     10,433,364
   01/01/2011 to 12/31/2011...........  $10.31961    $ 9.84787      9,803,171
   01/01/2012 to 12/31/2012...........  $ 9.84787    $10.95243      9,098,455
   01/01/2013 to 12/31/2013...........  $10.95243    $13.14089      8,699,441
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99817    $11.60723              0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.09878    $15.99622              0
   01/01/2007 to 12/31/2007...........  $15.99622    $12.52355              0
   01/01/2008 to 12/31/2008...........  $12.52355    $ 7.95449              0
   01/01/2009 to 12/31/2009...........  $ 7.95449    $10.26325              0
   01/01/2010 to 12/31/2010...........  $10.26325    $12.91748              0
   01/01/2011 to 12/31/2011...........  $12.91748    $13.46633              0
   01/01/2012 to 12/31/2012...........  $13.46633    $15.19077              0
   01/01/2013 to 12/31/2013...........  $15.19077    $15.32188              0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20903    $11.69708              0
   01/01/2007 to 12/31/2007...........  $11.69708    $ 9.40579              0
   01/01/2008 to 07/18/2008...........  $ 9.40579    $ 8.59151              0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99817    $ 9.65239              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.14965    $12.04505             0
   01/01/2007 to 12/31/2007...........  $12.04505    $13.09925             0
   01/01/2008 to 12/31/2008...........  $13.09925    $ 7.16200             0
   01/01/2009 to 12/31/2009...........  $ 7.16200    $ 9.29215             0
   01/01/2010 to 12/31/2010...........  $ 9.29215    $12.04549             0
   01/01/2011 to 12/31/2011...........  $12.04549    $10.23600             0
   01/01/2012 to 12/31/2012...........  $10.23600    $12.01985             0
   01/01/2013 to 12/31/2013...........  $12.01985    $16.55303             0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10345    $ 7.47852        23,411
   01/01/2009 to 12/31/2009...........  $ 7.47852    $ 8.86670        25,943
   01/01/2010 to 12/31/2010...........  $ 8.86670    $ 9.82698        44,009
   01/01/2011 to 12/31/2011...........  $ 9.82698    $ 9.37344        17,618
   01/01/2012 to 12/31/2012...........  $ 9.37344    $10.41682        20,660
   01/01/2013 to 12/31/2013...........  $10.41682    $12.14611        34,023
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04243    $10.53407       617,809
   01/01/2007 to 12/31/2007...........  $10.53407    $11.18251     1,767,825
   01/01/2008 to 12/31/2008...........  $11.18251    $ 7.16462     1,552,160
   01/01/2009 to 12/31/2009...........  $ 7.16462    $ 8.67826     1,491,611
   01/01/2010 to 12/31/2010...........  $ 8.67826    $ 9.70641     1,465,024
   01/01/2011 to 12/31/2011...........  $ 9.70641    $ 9.35035     1,359,077
   01/01/2012 to 12/31/2012...........  $ 9.35035    $10.11678     1,400,860
   01/01/2013 to 12/31/2013...........  $10.11678    $11.35451     1,364,211
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99818    $ 7.45402        13,425
   01/01/2009 to 11/13/2009...........  $ 7.45402    $ 8.29630             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99818    $10.70738        95,020
   01/01/2013 to 12/31/2013...........  $10.70738    $13.03450       141,745
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99817    $10.77527        31,789
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17485    $ 6.09790             0
   01/01/2009 to 12/31/2009...........  $ 6.09790    $ 8.05684             0
   01/01/2010 to 12/31/2010...........  $ 8.05684    $ 9.47128             0
   01/01/2011 to 12/31/2011...........  $ 9.47128    $ 8.79636             0
   01/01/2012 to 12/31/2012...........  $ 8.79636    $10.90830             0
   01/01/2013 to 12/31/2013...........  $10.90830    $11.13207             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20329    $11.51996            0
   01/01/2007 to 12/31/2007...........  $11.51996    $12.84145            0
   01/01/2008 to 12/31/2008...........  $12.84145    $ 7.50118            0
   01/01/2009 to 12/31/2009...........  $ 7.50118    $10.96011            0
   01/01/2010 to 12/31/2010...........  $10.96011    $11.82166            0
   01/01/2011 to 12/31/2011...........  $11.82166    $11.10435            0
   01/01/2012 to 12/31/2012...........  $11.10435    $13.00602            0
   01/01/2013 to 12/31/2013...........  $13.00602    $16.50274            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61651    $11.71945            0
   01/01/2007 to 12/31/2007...........  $11.71945    $12.04791            0
   01/01/2008 to 12/31/2008...........  $12.04791    $ 6.98810            0
   01/01/2009 to 12/31/2009...........  $ 6.98810    $ 8.14575            0
   01/01/2010 to 12/31/2010...........  $ 8.14575    $ 8.99314            0
   01/01/2011 to 12/31/2011...........  $ 8.99314    $ 8.31011            0
   01/01/2012 to 12/31/2012...........  $ 8.31011    $ 9.72534            0
   01/01/2013 to 12/31/2013...........  $ 9.72534    $12.70180            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.08434    $10.94421            0
   01/01/2007 to 12/31/2007...........  $10.94421    $12.77287            0
   01/01/2008 to 12/31/2008...........  $12.77287    $ 7.39570            0
   01/01/2009 to 12/31/2009...........  $ 7.39570    $11.36264            0
   01/01/2010 to 12/31/2010...........  $11.36264    $13.31590            0
   01/01/2011 to 12/31/2011...........  $13.31590    $12.63558            0
   01/01/2012 to 12/31/2012...........  $12.63558    $14.78088            0
   01/01/2013 to 12/31/2013...........  $14.78088    $19.10921            0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08912    $ 7.58716       49,807
   01/01/2009 to 12/31/2009...........  $ 7.58716    $ 9.15528       81,519
   01/01/2010 to 12/31/2010...........  $ 9.15528    $ 9.99239       89,731
   01/01/2011 to 12/31/2011...........  $ 9.99239    $ 9.72331       81,041
   01/01/2012 to 12/31/2012...........  $ 9.72331    $10.47221      107,460
   01/01/2013 to 12/31/2013...........  $10.47221    $11.24773      114,444
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03306    $ 7.61998            0
   01/01/2009 to 12/31/2009...........  $ 7.61998    $ 9.45304            0
   01/01/2010 to 12/31/2010...........  $ 9.45304    $11.71980            0
   01/01/2011 to 12/31/2011...........  $11.71980    $11.61152            0
   01/01/2012 to 12/31/2012...........  $11.61152    $13.13736            0
   01/01/2013 to 12/31/2013...........  $13.13736    $17.83518            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50768    $12.69696            0
   01/01/2007 to 12/31/2007...........  $12.69696    $12.56242            0
   01/01/2008 to 12/31/2008...........  $12.56242    $ 7.70297            0
   01/01/2009 to 12/31/2009...........  $ 7.70297    $ 8.90897            0
   01/01/2010 to 12/31/2010...........  $ 8.90897    $ 9.79708            0
   01/01/2011 to 12/31/2011...........  $ 9.79708    $ 9.53469            0
   01/01/2012 to 12/31/2012...........  $ 9.53469    $10.57417            0
   01/01/2013 to 12/31/2013...........  $10.57417    $13.92281            0
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.05733    $10.59002            0
   01/01/2007 to 12/31/2007...........  $10.59002    $10.61268            0
   01/01/2008 to 12/31/2008...........  $10.61268    $ 7.72782            0
   01/01/2009 to 12/31/2009...........  $ 7.72782    $10.24484            0
   01/01/2010 to 12/31/2010...........  $10.24484    $11.37212            0
   01/01/2011 to 12/31/2011...........  $11.37212    $11.47527            0
   01/01/2012 to 12/31/2012...........  $11.47527    $12.77941            0
   01/01/2013 to 12/31/2013...........  $12.77941    $13.39553            0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99169    $10.56677            0
   01/01/2007 to 12/31/2007...........  $10.56677    $12.30178            0
   01/01/2008 to 12/31/2008...........  $12.30178    $ 5.98731            0
   01/01/2009 to 12/31/2009...........  $ 5.98731    $ 7.92187            0
   01/01/2010 to 12/31/2010...........  $ 7.92187    $ 8.87097            0
   01/01/2011 to 12/31/2011...........  $ 8.87097    $ 7.55472            0
   01/01/2012 to 12/31/2012...........  $ 7.55472    $ 8.89293            0
   01/01/2013 to 12/31/2013...........  $ 8.89293    $10.35465            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00984    $10.82889            0
   01/01/2007 to 12/31/2007...........  $10.82889    $12.47484            0
   01/01/2008 to 12/31/2008...........  $12.47484    $ 6.83160            0
   01/01/2009 to 12/31/2009...........  $ 6.83160    $ 8.71894            0
   01/01/2010 to 12/31/2010...........  $ 8.71894    $ 9.47217            0
   01/01/2011 to 12/31/2011...........  $ 9.47217    $ 8.10141            0
   01/01/2012 to 12/31/2012...........  $ 8.10141    $ 9.24419            0
   01/01/2013 to 12/31/2013...........  $ 9.24419    $10.80070            0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11164    $ 7.11287       42,503
   01/01/2009 to 12/31/2009...........  $ 7.11287    $ 8.81140       39,452
   01/01/2010 to 12/31/2010...........  $ 8.81140    $ 9.80827       37,937
   01/01/2011 to 12/31/2011...........  $ 9.80827    $ 9.53814       19,602
   01/01/2012 to 12/31/2012...........  $ 9.53814    $10.59496       55,493
   01/01/2013 to 12/31/2013...........  $10.59496    $12.04899       36,506

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.07550    $12.73435            0
   01/01/2007 to 12/31/2007...........  $12.73435    $13.62815            0
   01/01/2008 to 12/31/2008...........  $13.62815    $ 7.81267            0
   01/01/2009 to 12/31/2009...........  $ 7.81267    $10.38229            0
   01/01/2010 to 12/31/2010...........  $10.38229    $10.88206            0
   01/01/2011 to 12/31/2011...........  $10.88206    $ 9.66899            0
   01/01/2012 to 12/31/2012...........  $ 9.66899    $11.52759            0
   01/01/2013 to 12/31/2013...........  $11.52759    $13.00571            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.90941    $11.49327            0
   01/01/2007 to 12/31/2007...........  $11.49327    $11.45739      301,914
   01/01/2008 to 12/31/2008...........  $11.45739    $ 9.23119      349,586
   01/01/2009 to 12/31/2009...........  $ 9.23119    $11.01602      377,710
   01/01/2010 to 12/31/2010...........  $11.01602    $11.56220      376,904
   01/01/2011 to 12/31/2011...........  $11.56220    $11.33459      367,461
   01/01/2012 to 12/31/2012...........  $11.33459    $12.27304      545,336
   01/01/2013 to 12/31/2013...........  $12.27304    $13.32716      527,059
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08356    $10.28302            0
   01/01/2010 to 12/31/2010...........  $10.28302    $11.19487            0
   01/01/2011 to 12/31/2011...........  $11.19487    $11.02146            0
   01/01/2012 to 12/31/2012...........  $11.02146    $12.41541            0
   01/01/2013 to 12/31/2013...........  $12.41541    $16.57359            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14494    $10.29281            0
   01/01/2010 to 12/31/2010...........  $10.29281    $11.44781          885
   01/01/2011 to 12/31/2011...........  $11.44781    $10.53872            0
   01/01/2012 to 12/31/2012...........  $10.53872    $11.67038            0
   01/01/2013 to 12/31/2013...........  $11.67038    $15.00093            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04913    $12.17354            0
   01/01/2007 to 12/31/2007...........  $12.17354    $11.54866            0
   01/01/2008 to 12/31/2008...........  $11.54866    $ 6.60817            0
   01/01/2009 to 12/31/2009...........  $ 6.60817    $ 7.71877            0
   01/01/2010 to 12/31/2010...........  $ 7.71877    $ 8.54237            0
   01/01/2011 to 12/31/2011...........  $ 8.54237    $ 8.00512            0
   01/01/2012 to 12/31/2012...........  $ 8.00512    $ 9.15076            0
   01/01/2013 to 12/31/2013...........  $ 9.15076    $12.51678            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.12177    $11.38185         0
   01/01/2007 to 12/31/2007...........  $11.38185    $12.79579         0
   01/01/2008 to 12/31/2008...........  $12.79579    $ 7.05018         0
   01/01/2009 to 12/31/2009...........  $ 7.05018    $ 8.94686         0
   01/01/2010 to 12/31/2010...........  $ 8.94686    $10.47834         0
   01/01/2011 to 12/31/2011...........  $10.47834    $10.15451         0
   01/01/2012 to 12/31/2012...........  $10.15451    $11.14880         0
   01/01/2013 to 12/31/2013...........  $11.14880    $14.89547         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18232    $10.63464         0
   01/01/2007 to 12/31/2007...........  $10.63464    $11.03240         0
   01/01/2008 to 12/31/2008...........  $11.03240    $ 8.28063         0
   01/01/2009 to 12/31/2009...........  $ 8.28063    $10.90085         0
   01/01/2010 to 12/31/2010...........  $10.90085    $12.09106         0
   01/01/2011 to 12/31/2011...........  $12.09106    $13.02828         0
   01/01/2012 to 12/31/2012...........  $13.02828    $13.49666         0
   01/01/2013 to 12/31/2013...........  $13.49666    $12.93554         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.41248    $12.67817         0
   01/01/2007 to 12/31/2007...........  $12.67817    $13.56337         0
   01/01/2008 to 12/31/2008...........  $13.56337    $ 8.75586         0
   01/01/2009 to 12/31/2009...........  $ 8.75586    $11.26126         0
   01/01/2010 to 12/31/2010...........  $11.26126    $12.34035         0
   01/01/2011 to 12/31/2011...........  $12.34035    $11.69116         0
   01/01/2012 to 12/31/2012...........  $11.69116    $14.07213         0
   01/01/2013 to 12/31/2013...........  $14.07213    $17.56575         0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02534    $11.48567         0
   01/01/2007 to 12/31/2007...........  $11.48567    $12.92858         0
   01/01/2008 to 12/31/2008...........  $12.92858    $ 8.05364         0
   01/01/2009 to 12/31/2009...........  $ 8.05364    $ 9.79086         0
   01/01/2010 to 12/31/2010...........  $ 9.79086    $10.79966         0
   01/01/2011 to 12/31/2011...........  $10.79966    $10.49959         0
   01/01/2012 to 12/31/2012...........  $10.49959    $12.02243         0
   01/01/2013 to 12/31/2013...........  $12.02243    $16.07390         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99818    $10.17554         0
   01/01/2013 to 12/31/2013...........  $10.17554    $13.38557         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02794    $11.51347         0
   01/01/2007 to 12/31/2007...........  $11.51347    $11.56862         0
   01/01/2008 to 12/31/2008...........  $11.56862    $ 7.00032         0
   01/01/2009 to 12/31/2009...........  $ 7.00032    $ 9.50836         0
   01/01/2010 to 12/31/2010...........  $ 9.50836    $11.49463         0
   01/01/2011 to 12/31/2011...........  $11.49463    $10.85406         0
   01/01/2012 to 12/31/2012...........  $10.85406    $12.56906         0
   01/01/2013 to 12/31/2013...........  $12.56906    $16.27725         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99935    $10.17121         0
   01/01/2007 to 12/31/2007...........  $10.17121    $10.43398         0
   01/01/2008 to 12/31/2008...........  $10.43398    $10.46036         0
   01/01/2009 to 12/31/2009...........  $10.46036    $10.25552         0
   01/01/2010 to 12/31/2010...........  $10.25552    $10.03229         0
   01/01/2011 to 12/31/2011...........  $10.03229    $ 9.81415         0
   01/01/2012 to 12/31/2012...........  $ 9.81415    $ 9.59827         0
   01/01/2013 to 12/31/2013...........  $ 9.59827    $ 9.38716         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.63310    $11.73524         0
   01/01/2007 to 12/31/2007...........  $11.73524    $11.83935         0
   01/01/2008 to 12/31/2008...........  $11.83935    $ 6.68549         0
   01/01/2009 to 12/31/2009...........  $ 6.68549    $ 9.19594         0
   01/01/2010 to 12/31/2010...........  $ 9.19594    $11.10141         0
   01/01/2011 to 12/31/2011...........  $11.10141    $10.58780         0
   01/01/2012 to 12/31/2012...........  $10.58780    $12.12804         0
   01/01/2013 to 12/31/2013...........  $12.12804    $16.84393         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02808    $10.06097         0
   01/01/2012 to 12/31/2012...........  $10.06097    $10.31851         0
   01/01/2013 to 12/31/2013...........  $10.31851    $ 9.80546         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.33643    $12.58620         0
   01/01/2007 to 12/31/2007...........  $12.58620    $15.04070         0
   01/01/2008 to 12/31/2008...........  $15.04070    $ 8.35729         0
   01/01/2009 to 12/31/2009...........  $ 8.35729    $10.60820         0
   01/01/2010 to 12/31/2010...........  $10.60820    $13.35009         0
   01/01/2011 to 12/31/2011...........  $13.35009    $13.27697         0
   01/01/2012 to 12/31/2012...........  $13.27697    $14.59214         0
   01/01/2013 to 12/31/2013...........  $14.59214    $18.92509         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.47605    $10.81666         0
   01/01/2007 to 12/31/2007...........  $10.81666    $12.55697         0
   01/01/2008 to 12/31/2008...........  $12.55697    $ 7.05627         0
   01/01/2009 to 12/31/2009...........  $ 7.05627    $ 8.45808         0
   01/01/2010 to 12/31/2010...........  $ 8.45808    $ 9.94865         0
   01/01/2011 to 04/29/2011...........  $ 9.94865    $11.13856         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99818    $10.28444             0
   01/01/2013 to 12/31/2013...........  $10.28444    $11.96070        18,289
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10092    $ 5.55970             0
   01/01/2009 to 12/31/2009...........  $ 5.55970    $ 9.05407             0
   01/01/2010 to 12/31/2010...........  $ 9.05407    $10.82692             0
   01/01/2011 to 12/31/2011...........  $10.82692    $ 8.44241             0
   01/01/2012 to 12/31/2012...........  $ 8.44241    $ 9.73673             0
   01/01/2013 to 12/31/2013...........  $ 9.73673    $ 9.54367             0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.01081    $10.16415             0
   01/01/2007 to 12/31/2007...........  $10.16415    $10.61523             0
   01/01/2008 to 12/31/2008...........  $10.61523    $10.49732             0
   01/01/2009 to 12/31/2009...........  $10.49732    $11.31653             0
   01/01/2010 to 12/31/2010...........  $11.31653    $11.49897             0
   01/01/2011 to 12/31/2011...........  $11.49897    $11.49917             0
   01/01/2012 to 12/31/2012...........  $11.49917    $11.77377             0
   01/01/2013 to 12/31/2013...........  $11.77377    $11.26437             0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97082    $10.26474             0
   01/01/2007 to 12/31/2007...........  $10.26474    $10.87171             0
   01/01/2008 to 12/31/2008...........  $10.87171    $10.39223             0
   01/01/2009 to 12/31/2009...........  $10.39223    $11.84329         1,354
   01/01/2010 to 12/31/2010...........  $11.84329    $12.47663         1,353
   01/01/2011 to 12/31/2011...........  $12.47663    $12.59042             0
   01/01/2012 to 12/31/2012...........  $12.59042    $13.46070             0
   01/01/2013 to 12/31/2013...........  $13.46070    $12.92255             0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18649    $10.59390       497,956
   01/01/2007 to 12/31/2007...........  $10.59390    $11.26294     1,319,704
   01/01/2008 to 12/31/2008...........  $11.26294    $ 8.86866     1,865,612
   01/01/2009 to 12/31/2009...........  $ 8.86866    $10.41144     3,275,055
   01/01/2010 to 12/31/2010...........  $10.41144    $11.25882     2,956,420
   01/01/2011 to 12/31/2011...........  $11.25882    $11.12122     2,743,932
   01/01/2012 to 12/31/2012...........  $11.12122    $12.00437     2,824,903
   01/01/2013 to 12/31/2013...........  $12.00437    $12.82173     2,616,705
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01809    $10.06089             0
   01/01/2012 to 12/31/2012...........  $10.06089    $10.53869             0
   01/01/2013 to 12/31/2013...........  $10.53869    $10.06837             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16209    $10.43578       731,245
   01/01/2007 to 12/31/2007...........  $10.43578    $11.37013     2,525,442
   01/01/2008 to 12/31/2008...........  $11.37013    $ 6.59282     2,355,256
   01/01/2009 to 12/31/2009...........  $ 6.59282    $ 8.12252     2,340,434
   01/01/2010 to 12/31/2010...........  $ 8.12252    $ 9.45472     2,557,617
   01/01/2011 to 12/31/2011...........  $ 9.45472    $ 8.67232     2,442,153
   01/01/2012 to 12/31/2012...........  $ 8.67232    $ 9.57690     2,190,385
   01/01/2013 to 12/31/2013...........  $ 9.57690    $10.96089     2,086,482
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61055    $11.40033             0
   01/01/2007 to 12/31/2007...........  $11.40033    $11.38033             0
   01/01/2008 to 12/31/2008...........  $11.38033    $ 6.82050             0
   01/01/2009 to 12/31/2009...........  $ 6.82050    $ 8.12604             0
   01/01/2010 to 12/31/2010...........  $ 8.12604    $ 9.14329             0
   01/01/2011 to 12/31/2011...........  $ 9.14329    $ 9.25157             0
   01/01/2012 to 12/31/2012...........  $ 9.25157    $10.74903             0
   01/01/2013 to 12/31/2013...........  $10.74903    $13.92157             0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99817    $ 8.86648             0
   01/01/2012 to 12/31/2012...........  $ 8.86648    $ 9.81199             0
   01/01/2013 to 12/31/2013...........  $ 9.81199    $11.74541         3,084
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08094    $ 7.31895        39,416
   01/01/2009 to 12/31/2009...........  $ 7.31895    $ 8.83205        63,218
   01/01/2010 to 12/31/2010...........  $ 8.83205    $ 9.66727        88,601
   01/01/2011 to 12/31/2011...........  $ 9.66727    $ 9.28309        95,967
   01/01/2012 to 12/31/2012...........  $ 9.28309    $10.01191       166,539
   01/01/2013 to 12/31/2013...........  $10.01191    $11.00969       163,451
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09912    $ 6.67246        28,640
   01/01/2009 to 12/31/2009...........  $ 6.67246    $ 8.27770        58,285
   01/01/2010 to 12/31/2010...........  $ 8.27770    $ 9.25676        76,010
   01/01/2011 to 12/31/2011...........  $ 9.25676    $ 8.83709        96,013
   01/01/2012 to 12/31/2012...........  $ 8.83709    $10.01673        59,771
   01/01/2013 to 12/31/2013...........  $10.01673    $11.56557        64,728

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.43974    $11.01325             0
   01/01/2007 to 12/31/2007...........  $11.01325    $11.73026        99,324
   01/01/2008 to 12/31/2008...........  $11.73026    $ 8.00838        94,965
   01/01/2009 to 12/31/2009...........  $ 8.00838    $ 9.97919       203,554
   01/01/2010 to 12/31/2010...........  $ 9.97919    $10.91252       281,952
   01/01/2011 to 12/31/2011...........  $10.91252    $10.31190       487,908
   01/01/2012 to 12/31/2012...........  $10.31190    $11.20774       388,499
   01/01/2013 to 12/31/2013...........  $11.20774    $12.53953       380,465
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90465    $ 9.87625             0
   01/01/2007 to 12/31/2007...........  $ 9.87625    $10.34839             0
   01/01/2008 to 12/31/2008...........  $10.34839    $ 6.57832             0
   01/01/2009 to 12/31/2009...........  $ 6.57832    $ 8.61513             0
   01/01/2010 to 12/31/2010...........  $ 8.61513    $11.49409             0
   01/01/2011 to 12/31/2011...........  $11.49409    $11.13148             0
   01/01/2012 to 12/31/2012...........  $11.13148    $12.21161             0
   01/01/2013 to 12/31/2013...........  $12.21161    $16.14369             0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.92633    $12.44163             0
   01/01/2007 to 12/31/2007...........  $12.44163    $11.48395             0
   01/01/2008 to 12/31/2008...........  $11.48395    $ 7.89338             0
   01/01/2009 to 12/31/2009...........  $ 7.89338    $ 9.80392             0
   01/01/2010 to 12/31/2010...........  $ 9.80392    $12.08066             0
   01/01/2011 to 12/31/2011...........  $12.08066    $11.10904             0
   01/01/2012 to 12/31/2012...........  $11.10904    $12.83722             0
   01/01/2013 to 12/31/2013...........  $12.83722    $17.25050             0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.67335    $11.33991        13,042
   01/01/2007 to 12/31/2007...........  $11.33991    $11.79020     1,168,970
   01/01/2008 to 12/31/2008...........  $11.79020    $ 8.53907       854,993
   01/01/2009 to 12/31/2009...........  $ 8.53907    $10.36705       868,302
   01/01/2010 to 12/31/2010...........  $10.36705    $11.30851       861,448
   01/01/2011 to 12/31/2011...........  $11.30851    $11.27944       828,168
   01/01/2012 to 12/31/2012...........  $11.27944    $12.51966       805,114
   01/01/2013 to 12/31/2013...........  $12.51966    $14.30533       864,271
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98800    $12.18054             0
   01/01/2007 to 12/31/2007...........  $12.18054    $11.48624             0
   01/01/2008 to 12/31/2008...........  $11.48624    $ 6.52810             0
   01/01/2009 to 12/31/2009...........  $ 6.52810    $ 7.90362             0
   01/01/2010 to 12/31/2010...........  $ 7.90362    $ 8.75354             0
   01/01/2011 to 12/31/2011...........  $ 8.75354    $ 8.42085             0
   01/01/2012 to 12/31/2012...........  $ 8.42085    $ 9.65593             0
   01/01/2013 to 12/31/2013...........  $ 9.65593    $12.24682             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93969    $10.42785            0
   01/01/2007 to 12/31/2007...........  $10.42785    $11.03694            0
   01/01/2008 to 12/31/2008...........  $11.03694    $ 6.41495            0
   01/01/2009 to 12/31/2009...........  $ 6.41495    $ 9.62234            0
   01/01/2010 to 12/31/2010...........  $ 9.62234    $10.89854            0
   01/01/2011 to 12/31/2011...........  $10.89854    $10.47838            0
   01/01/2012 to 12/31/2012...........  $10.47838    $12.04928            0
   01/01/2013 to 12/31/2013...........  $12.04928    $16.97245            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.72060    $13.23998            0
   01/01/2007 to 12/31/2007...........  $13.23998    $18.19215            0
   01/01/2008 to 12/31/2008...........  $18.19215    $ 8.89797            0
   01/01/2009 to 12/31/2009...........  $ 8.89797    $12.99675            0
   01/01/2010 to 12/31/2010...........  $12.99675    $15.31064            0
   01/01/2011 to 12/31/2011...........  $15.31064    $12.74029            0
   01/01/2012 to 12/31/2012...........  $12.74029    $12.91003            0
   01/01/2013 to 12/31/2013...........  $12.91003    $14.56784            0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.51777    $ 9.77542            0
   01/01/2007 to 12/31/2007...........  $ 9.77542    $10.48123            0
   01/01/2008 to 12/31/2008...........  $10.48123    $10.00096            0
   01/01/2009 to 12/31/2009...........  $10.00096    $10.96586            0
   01/01/2010 to 12/31/2010...........  $10.96586    $11.34046            0
   01/01/2011 to 12/31/2011...........  $11.34046    $11.54872            0
   01/01/2012 to 12/31/2012...........  $11.54872    $11.88441            0
   01/01/2013 to 12/31/2013...........  $11.88441    $11.18657            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62249    $11.30662            0
   01/01/2007 to 12/31/2007...........  $11.30662    $12.11353            0
   01/01/2008 to 12/31/2008...........  $12.11353    $ 6.83224            0
   01/01/2009 to 12/31/2009...........  $ 6.83224    $ 8.58160            0
   01/01/2010 to 12/31/2010...........  $ 8.58160    $ 9.62121            0
   01/01/2011 to 12/31/2011...........  $ 9.62121    $ 9.08459        2,223
   01/01/2012 to 12/31/2012...........  $ 9.08459    $ 9.86225        4,081
   01/01/2013 to 12/31/2013...........  $ 9.86225    $11.62287       59,005
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99817    $ 9.97260            0
   01/01/2008 to 12/31/2008...........  $ 9.97260    $ 9.24479            0
   01/01/2009 to 12/31/2009...........  $ 9.24479    $10.09286            0
   01/01/2010 to 12/31/2010...........  $10.09286    $10.64051            0
   01/01/2011 to 12/31/2011...........  $10.64051    $11.03361            0
   01/01/2012 to 12/31/2012...........  $11.03361    $11.63787            0
   01/01/2013 to 12/31/2013...........  $11.63787    $11.21185            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07796    $ 6.61789       61,258
   01/01/2009 to 12/31/2009...........  $ 6.61789    $ 8.41819      104,719
   01/01/2010 to 12/31/2010...........  $ 8.41819    $ 9.07616      130,503
   01/01/2011 to 12/31/2011...........  $ 9.07616    $ 8.72845      149,496
   01/01/2012 to 09/21/2012...........  $ 8.72845    $ 9.73895            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08884    $ 7.64224            0
   01/01/2009 to 12/31/2009...........  $ 7.64224    $ 9.08601            0
   01/01/2010 to 12/31/2010...........  $ 9.08601    $10.42895            0
   01/01/2011 to 12/31/2011...........  $10.42895    $10.90842            0
   01/01/2012 to 12/31/2012...........  $10.90842    $11.82635            0
   01/01/2013 to 12/31/2013...........  $11.82635    $14.85707            0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26785    $ 7.01551            0
   01/01/2009 to 12/31/2009...........  $ 7.01551    $ 8.97465            0
   01/01/2010 to 12/31/2010...........  $ 8.97465    $10.65472            0
   01/01/2011 to 12/31/2011...........  $10.65472    $10.99375            0
   01/01/2012 to 12/31/2012...........  $10.99375    $13.12731            0
   01/01/2013 to 12/31/2013...........  $13.12731    $17.95726            0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38554    $ 5.25170            0
   01/01/2009 to 12/31/2009...........  $ 5.25170    $ 5.90700            0
   01/01/2010 to 12/31/2010...........  $ 5.90700    $ 6.40853            0
   01/01/2011 to 12/31/2011...........  $ 6.40853    $ 5.40074            0
   01/01/2012 to 12/31/2012...........  $ 5.40074    $ 6.58774            0
   01/01/2013 to 12/31/2013...........  $ 6.58774    $ 8.50951            0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15177    $ 8.30434            0
   01/01/2009 to 12/31/2009...........  $ 8.30434    $ 9.70984            0
   01/01/2010 to 12/31/2010...........  $ 9.70984    $ 9.76625            0
   01/01/2011 to 12/31/2011...........  $ 9.76625    $10.51768            0
   01/01/2012 to 12/31/2012...........  $10.51768    $12.07599            0
   01/01/2013 to 12/31/2013...........  $12.07599    $16.50590            0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16527    $ 6.07345            0
   01/01/2009 to 12/31/2009...........  $ 6.07345    $ 7.37123            0
   01/01/2010 to 12/31/2010...........  $ 7.37123    $ 8.92120            0
   01/01/2011 to 12/31/2011...........  $ 8.92120    $ 8.56951            0
   01/01/2012 to 12/31/2012...........  $ 8.56951    $ 9.70472            0
   01/01/2013 to 12/31/2013...........  $ 9.70472    $13.11591            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11050    $ 6.69076         0
   01/01/2009 to 12/31/2009...........  $ 6.69076    $ 8.48914         0
   01/01/2010 to 12/31/2010...........  $ 8.48914    $ 9.39705         0
   01/01/2011 to 12/31/2011...........  $ 9.39705    $ 9.47832         0
   01/01/2012 to 12/31/2012...........  $ 9.47832    $10.44818         0
   01/01/2013 to 12/31/2013...........  $10.44818    $13.35180         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24128    $ 6.24766         0
   01/01/2009 to 12/31/2009...........  $ 6.24766    $ 7.29948         0
   01/01/2010 to 12/31/2010...........  $ 7.29948    $ 8.05941         0
   01/01/2011 to 12/31/2011...........  $ 8.05941    $ 7.78165         0
   01/01/2012 to 12/31/2012...........  $ 7.78165    $ 8.78364         0
   01/01/2013 to 12/31/2013...........  $ 8.78364    $11.15841         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07228    $ 6.17594         0
   01/01/2009 to 12/31/2009...........  $ 6.17594    $ 8.35444         0
   01/01/2010 to 12/31/2010...........  $ 8.35444    $10.49265         0
   01/01/2011 to 12/31/2011...........  $10.49265    $ 9.96515         0
   01/01/2012 to 12/31/2012...........  $ 9.96515    $11.24447         0
   01/01/2013 to 12/31/2013...........  $11.24447    $14.35405         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18826    $ 6.43929         0
   01/01/2009 to 12/31/2009...........  $ 6.43929    $ 8.24187         0
   01/01/2010 to 12/31/2010...........  $ 8.24187    $ 9.70911         0
   01/01/2011 to 12/31/2011...........  $ 9.70911    $ 9.12308         0
   01/01/2012 to 12/31/2012...........  $ 9.12308    $10.39978         0
   01/01/2013 to 12/31/2013...........  $10.39978    $13.44206         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25876    $ 5.49689         0
   01/01/2009 to 12/31/2009...........  $ 5.49689    $ 6.87569         0
   01/01/2010 to 12/31/2010...........  $ 6.87569    $ 8.38477         0
   01/01/2011 to 12/31/2011...........  $ 8.38477    $ 8.59019         0
   01/01/2012 to 12/31/2012...........  $ 8.59019    $ 9.84334         0
   01/01/2013 to 12/31/2013...........  $ 9.84334    $ 9.63552         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11340    $ 6.78354         0
   01/01/2009 to 12/31/2009...........  $ 6.78354    $ 8.37044         0
   01/01/2010 to 12/31/2010...........  $ 8.37044    $10.29229         0
   01/01/2011 to 12/31/2011...........  $10.29229    $10.19515         0
   01/01/2012 to 12/31/2012...........  $10.19515    $11.21492         0
   01/01/2013 to 12/31/2013...........  $11.21492    $15.40227         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22840    $ 7.15156         0
   01/01/2009 to 12/31/2009...........  $ 7.15156    $ 8.42108         0
   01/01/2010 to 12/31/2010...........  $ 8.42108    $10.05617         0
   01/01/2011 to 12/31/2011...........  $10.05617    $ 9.43173         0
   01/01/2012 to 12/31/2012...........  $ 9.43173    $10.71406         0
   01/01/2013 to 12/31/2013...........  $10.71406    $14.42611         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27798    $ 7.24083         0
   01/01/2009 to 12/31/2009...........  $ 7.24083    $ 7.59983         0
   01/01/2010 to 12/31/2010...........  $ 7.59983    $ 8.59861         0
   01/01/2011 to 12/31/2011...........  $ 8.59861    $ 8.56679         0
   01/01/2012 to 12/31/2012...........  $ 8.56679    $ 9.76181         0
   01/01/2013 to 12/31/2013...........  $ 9.76181    $10.69926         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09843    $ 7.18768         0
   01/01/2009 to 12/31/2009...........  $ 7.18768    $ 7.78417         0
   01/01/2010 to 12/31/2010...........  $ 7.78417    $ 8.06597         0
   01/01/2011 to 12/31/2011...........  $ 8.06597    $ 9.27014         0
   01/01/2012 to 12/31/2012...........  $ 9.27014    $ 9.07852         0
   01/01/2013 to 12/31/2013...........  $ 9.07852    $10.06075         0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.30%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.77136    $ 9.45889     4,634,630
   01/01/2010 to 12/31/2010...........  $ 9.45889    $10.35258     5,137,364
   01/01/2011 to 12/31/2011...........  $10.35258    $ 9.85110     4,511,499
   01/01/2012 to 12/31/2012...........  $ 9.85110    $10.83936     4,512,237
   01/01/2013 to 12/31/2013...........  $10.83936    $11.65248     3,980,717
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.78104    $ 9.61143     1,777,502
   01/01/2010 to 12/31/2010...........  $ 9.61143    $10.68319     2,019,590
   01/01/2011 to 12/31/2011...........  $10.68319    $10.45514     1,914,200
   01/01/2012 to 12/31/2012...........  $10.45514    $11.61448     2,135,086
   01/01/2013 to 12/31/2013...........  $11.61448    $13.23315     2,097,823
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.81667    $ 8.42035        31,911
   01/01/2010 to 12/31/2010...........  $ 8.42035    $ 9.37086        45,310
   01/01/2011 to 12/31/2011...........  $ 9.37086    $ 9.48765        45,137
   01/01/2012 to 05/04/2012...........  $ 9.48765    $10.28723             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.08500    $ 9.70059     3,064,712
   01/01/2010 to 12/31/2010...........  $ 9.70059    $10.65023     3,948,773
   01/01/2011 to 12/31/2011...........  $10.65023    $10.28464     3,425,837
   01/01/2012 to 12/31/2012...........  $10.28464    $11.30707     3,544,040
   01/01/2013 to 12/31/2013...........  $11.30707    $13.00353     3,396,895
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99751    $ 9.12885        80,984
   01/01/2012 to 12/31/2012...........  $ 9.12885    $ 9.98474        84,304
   01/01/2013 to 12/31/2013...........  $ 9.98474    $10.81958       174,559

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99813    $10.45656        16,940
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.58366    $ 9.28814     5,711,545
   01/01/2010 to 12/31/2010...........  $ 9.28814    $10.29386     6,530,490
   01/01/2011 to 12/31/2011...........  $10.29386    $ 9.81857     5,407,760
   01/01/2012 to 12/31/2012...........  $ 9.81857    $10.91458     5,748,233
   01/01/2013 to 12/31/2013...........  $10.91458    $13.08906     6,008,938
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99813    $11.60230        60,708
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.79233    $10.23905        13,457
   01/01/2010 to 12/31/2010...........  $10.23905    $12.88076        18,915
   01/01/2011 to 12/31/2011...........  $12.88076    $13.42144        29,148
   01/01/2012 to 12/31/2012...........  $13.42144    $15.13273        30,903
   01/01/2013 to 12/31/2013...........  $15.13273    $15.25591        37,076
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99813    $ 9.64906             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.13483    $ 9.27013        13,008
   01/01/2010 to 12/31/2010...........  $ 9.27013    $12.01118        17,888
   01/01/2011 to 12/31/2011...........  $12.01118    $10.20193        29,595
   01/01/2012 to 12/31/2012...........  $10.20193    $11.97389        31,151
   01/01/2013 to 12/31/2013...........  $11.97389    $16.48166        60,143
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.43009    $ 8.85972       106,110
   01/01/2010 to 12/31/2010...........  $ 8.85972    $ 9.81450       239,549
   01/01/2011 to 12/31/2011...........  $ 9.81450    $ 9.35692       186,134
   01/01/2012 to 12/31/2012...........  $ 9.35692    $10.39334       233,489
   01/01/2013 to 12/31/2013...........  $10.39334    $12.11275       300,513
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.06217    $ 8.66215       970,053
   01/01/2010 to 12/31/2010...........  $ 8.66215    $ 9.68378     1,094,089
   01/01/2011 to 12/31/2011...........  $ 9.68378    $ 9.32398       998,738
   01/01/2012 to 12/31/2012...........  $ 9.32398    $10.08333     1,031,065
   01/01/2013 to 12/31/2013...........  $10.08333    $11.31154     1,005,330
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99814    $10.70381     1,597,720
   01/01/2013 to 12/31/2013...........  $10.70381    $13.02381     1,551,039

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99813    $10.77163       51,227
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.70322    $ 8.05116       11,445
   01/01/2010 to 12/31/2010...........  $ 8.05116    $ 9.46002       24,643
   01/01/2011 to 12/31/2011...........  $ 9.46002    $ 8.78163       19,788
   01/01/2012 to 12/31/2012...........  $ 8.78163    $10.88468       22,310
   01/01/2013 to 12/31/2013...........  $10.88468    $11.10256       34,587
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.56640    $10.93431       43,192
   01/01/2010 to 12/31/2010...........  $10.93431    $11.78814       53,396
   01/01/2011 to 12/31/2011...........  $11.78814    $11.06745       52,648
   01/01/2012 to 12/31/2012...........  $11.06745    $12.95645       58,705
   01/01/2013 to 12/31/2013...........  $12.95645    $16.43180       91,973
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.74995    $ 8.12654       39,583
   01/01/2010 to 12/31/2010...........  $ 8.12654    $ 8.96759       72,779
   01/01/2011 to 12/31/2011...........  $ 8.96759    $ 8.28237       36,851
   01/01/2012 to 12/31/2012...........  $ 8.28237    $ 9.68809       42,794
   01/01/2013 to 12/31/2013...........  $ 9.68809    $12.64699       91,383
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.46701    $11.33587       50,108
   01/01/2010 to 12/31/2010...........  $11.33587    $13.27803       74,901
   01/01/2011 to 12/31/2011...........  $13.27803    $12.59342       48,591
   01/01/2012 to 12/31/2012...........  $12.59342    $14.72440       80,352
   01/01/2013 to 12/31/2013...........  $14.72440    $19.02687       82,634
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.74207    $ 9.14789      502,973
   01/01/2010 to 12/31/2010...........  $ 9.14789    $ 9.97940      724,144
   01/01/2011 to 12/31/2011...........  $ 9.97940    $ 9.70594      638,997
   01/01/2012 to 12/31/2012...........  $ 9.70594    $10.44837      664,544
   01/01/2013 to 12/31/2013...........  $10.44837    $11.21657      657,922
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.37800    $ 9.44641       10,566
   01/01/2010 to 12/31/2010...........  $ 9.44641    $11.70578       19,745
   01/01/2011 to 12/31/2011...........  $11.70578    $11.59196       19,295
   01/01/2012 to 12/31/2012...........  $11.59196    $13.10878       22,555
   01/01/2013 to 12/31/2013...........  $13.10878    $17.78780       61,133

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.04435    $ 8.88795        22,055
   01/01/2010 to 12/31/2010...........  $ 8.88795    $ 9.76915        27,202
   01/01/2011 to 12/31/2011...........  $ 9.76915    $ 9.50286        16,188
   01/01/2012 to 12/31/2012...........  $ 9.50286    $10.53358        19,902
   01/01/2013 to 12/31/2013...........  $10.53358    $13.86255        24,280
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.19007    $10.22092        18,211
   01/01/2010 to 12/31/2010...........  $10.22092    $11.33996        28,487
   01/01/2011 to 12/31/2011...........  $11.33996    $11.43711        24,583
   01/01/2012 to 12/31/2012...........  $11.43711    $12.73073        28,637
   01/01/2013 to 12/31/2013...........  $12.73073    $13.33806        27,634
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.05136    $ 7.90775        34,217
   01/01/2010 to 12/31/2010...........  $ 7.90775    $ 8.85072        40,087
   01/01/2011 to 12/31/2011...........  $ 8.85072    $ 7.53378        30,791
   01/01/2012 to 12/31/2012...........  $ 7.53378    $ 8.86389        37,956
   01/01/2013 to 12/31/2013...........  $ 8.86389    $10.31589        37,684
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.72862    $ 8.70312        26,080
   01/01/2010 to 12/31/2010...........  $ 8.70312    $ 9.45037        37,505
   01/01/2011 to 12/31/2011...........  $ 9.45037    $ 8.07874        25,333
   01/01/2012 to 12/31/2012...........  $ 8.07874    $ 9.21373        32,623
   01/01/2013 to 12/31/2013...........  $ 9.21373    $10.75994        33,814
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98124    $10.83253         1,635
   01/01/2010 to 12/31/2010...........  $10.83253    $11.73376         6,091
   01/01/2011 to 12/31/2011...........  $11.73376    $12.89793     3,863,808
   01/01/2012 to 12/31/2012...........  $12.89793    $13.79278     1,572,043
   01/01/2013 to 12/31/2013...........  $13.79278    $13.05358       429,073
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.22661    $ 8.80420       492,765
   01/01/2010 to 12/31/2010...........  $ 8.80420    $ 9.79553       752,454
   01/01/2011 to 12/31/2011...........  $ 9.79553    $ 9.52105       590,661
   01/01/2012 to 12/31/2012...........  $ 9.52105    $10.57078       712,315
   01/01/2013 to 12/31/2013...........  $10.57078    $12.01556       772,774
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.72894    $10.35804       142,828
   01/01/2010 to 12/31/2010...........  $10.35804    $10.85122        97,893
   01/01/2011 to 12/31/2011...........  $10.85122    $ 9.63698        79,641
   01/01/2012 to 12/31/2012...........  $ 9.63698    $11.48382        88,347
   01/01/2013 to 12/31/2013...........  $11.48382    $12.94997       139,829

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.50670    $10.99024      491,443
   01/01/2010 to 12/31/2010...........  $10.99024    $11.52951      515,178
   01/01/2011 to 12/31/2011...........  $11.52951    $11.29693      465,852
   01/01/2012 to 12/31/2012...........  $11.29693    $12.22630      488,641
   01/01/2013 to 12/31/2013...........  $12.22630    $13.27000      471,230
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08352    $10.28234            0
   01/01/2010 to 12/31/2010...........  $10.28234    $11.18859       12,626
   01/01/2011 to 12/31/2011...........  $11.18859    $11.00994        4,099
   01/01/2012 to 12/31/2012...........  $11.00994    $12.39649        4,790
   01/01/2013 to 12/31/2013...........  $12.39649    $16.54020        3,186
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14490    $10.29213            0
   01/01/2010 to 12/31/2010...........  $10.29213    $11.44159        5,126
   01/01/2011 to 12/31/2011...........  $11.44159    $10.52792        6,183
   01/01/2012 to 12/31/2012...........  $10.52792    $11.65274        7,894
   01/01/2013 to 12/31/2013...........  $11.65274    $14.97096        5,034
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.09303    $ 7.70055        7,953
   01/01/2010 to 12/31/2010...........  $ 7.70055    $ 8.51795        4,112
   01/01/2011 to 12/31/2011...........  $ 8.51795    $ 7.97841        2,793
   01/01/2012 to 12/31/2012...........  $ 7.97841    $ 9.11568        2,856
   01/01/2013 to 12/31/2013...........  $ 9.11568    $12.46280       31,071
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.03373    $ 8.92597      155,405
   01/01/2010 to 12/31/2010...........  $ 8.92597    $10.44883       97,355
   01/01/2011 to 12/31/2011...........  $10.44883    $10.12099       82,837
   01/01/2012 to 12/31/2012...........  $10.12099    $11.10653      100,725
   01/01/2013 to 12/31/2013...........  $11.10653    $14.83180       91,008
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.04118    $10.87532       24,230
   01/01/2010 to 12/31/2010...........  $10.87532    $12.05706       31,946
   01/01/2011 to 12/31/2011...........  $12.05706    $12.98528       41,423
   01/01/2012 to 12/31/2012...........  $12.98528    $13.44559       55,025
   01/01/2013 to 12/31/2013...........  $13.44559    $12.88038       39,803

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.47709    $11.23486       57,798
   01/01/2010 to 12/31/2010...........  $11.23486    $12.30530      124,310
   01/01/2011 to 12/31/2011...........  $12.30530    $11.65219       67,237
   01/01/2012 to 12/31/2012...........  $11.65219    $14.01846      113,194
   01/01/2013 to 12/31/2013...........  $14.01846    $17.49024      130,064
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.07069    $ 9.76781        7,646
   01/01/2010 to 12/31/2010...........  $ 9.76781    $10.76895       12,348
   01/01/2011 to 12/31/2011...........  $10.76895    $10.46467       14,878
   01/01/2012 to 12/31/2012...........  $10.46467    $11.97661       15,312
   01/01/2013 to 12/31/2013...........  $11.97661    $16.00478       21,911
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99814    $10.17373            0
   01/01/2013 to 12/31/2013...........  $10.17373    $13.37657            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.16823    $ 9.48619       13,814
   01/01/2010 to 12/31/2010...........  $ 9.48619    $11.46229       17,737
   01/01/2011 to 12/31/2011...........  $11.46229    $10.81819        9,906
   01/01/2012 to 12/31/2012...........  $10.81819    $12.52141        8,944
   01/01/2013 to 12/31/2013...........  $12.52141    $16.20755        8,997
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.38695    $10.23676       21,842
   01/01/2010 to 12/31/2010...........  $10.23676    $10.00912       68,352
   01/01/2011 to 12/31/2011...........  $10.00912    $ 9.78655      141,326
   01/01/2012 to 12/31/2012...........  $ 9.78655    $ 9.56663       94,510
   01/01/2013 to 12/31/2013...........  $ 9.56663    $ 9.35158       42,614
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.78418    $ 9.17426       90,627
   01/01/2010 to 12/31/2010...........  $ 9.17426    $11.06988       85,558
   01/01/2011 to 12/31/2011...........  $11.06988    $10.55254       65,485
   01/01/2012 to 12/31/2012...........  $10.55254    $12.08173      104,204
   01/01/2013 to 12/31/2013...........  $12.08173    $16.77143      156,285
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02804    $10.06016          739
   01/01/2012 to 12/31/2012...........  $10.06016    $10.31283       10,806
   01/01/2013 to 12/31/2013...........  $10.31283    $ 9.79532            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.55048    $10.58299       58,714
   01/01/2010 to 12/31/2010...........  $10.58299    $13.31188      100,724
   01/01/2011 to 12/31/2011...........  $13.31188    $13.23245       11,315
   01/01/2012 to 12/31/2012...........  $13.23245    $14.53608       14,492
   01/01/2013 to 12/31/2013...........  $14.53608    $18.84307       15,086

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.95597    $ 8.43830        17,360
   01/01/2010 to 12/31/2010...........  $ 8.43830    $ 9.92054        18,659
   01/01/2011 to 04/29/2011...........  $ 9.92054    $11.10530             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99814    $10.28113        48,057
   01/01/2013 to 12/31/2013...........  $10.28113    $11.95086        39,921
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.15570    $ 9.04757       181,323
   01/01/2010 to 12/31/2010...........  $ 9.04757    $10.81385       328,792
   01/01/2011 to 12/31/2011...........  $10.81385    $ 8.42811       104,981
   01/01/2012 to 12/31/2012...........  $ 8.42811    $ 9.71539       134,770
   01/01/2013 to 12/31/2013...........  $ 9.71539    $ 9.51805       170,990
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.77261    $11.29002        29,049
   01/01/2010 to 12/31/2010...........  $11.29002    $11.46655        31,539
   01/01/2011 to 12/31/2011...........  $11.46655    $11.46118        35,983
   01/01/2012 to 12/31/2012...........  $11.46118    $11.72899        37,863
   01/01/2013 to 12/31/2013...........  $11.72899    $11.21591        74,755
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.69261    $11.82223       353,561
   01/01/2010 to 12/31/2010...........  $11.82223    $12.44845       853,716
   01/01/2011 to 12/31/2011...........  $12.44845    $12.55575       603,368
   01/01/2012 to 12/31/2012...........  $12.55575    $13.41715       665,696
   01/01/2013 to 12/31/2013...........  $13.41715    $12.87458       559,958
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.98180    $10.39060     1,642,238
   01/01/2010 to 12/31/2010...........  $10.39060    $11.23093     1,684,823
   01/01/2011 to 12/31/2011...........  $11.23093    $11.08818     1,648,105
   01/01/2012 to 12/31/2012...........  $11.08818    $11.96291     1,806,643
   01/01/2013 to 12/31/2013...........  $11.96291    $12.77116     1,623,563
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01805    $10.06005         1,282
   01/01/2012 to 12/31/2012...........  $10.06005    $10.53264         1,648
   01/01/2013 to 12/31/2013...........  $10.53264    $10.05767       112,440
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.66739    $ 8.10732     1,532,700
   01/01/2010 to 12/31/2010...........  $ 8.10732    $ 9.43250     1,911,779
   01/01/2011 to 12/31/2011...........  $ 9.43250    $ 8.64767     1,594,603
   01/01/2012 to 12/31/2012...........  $ 8.64767    $ 9.54508     1,783,198
   01/01/2013 to 12/31/2013...........  $ 9.54508    $10.91902     1,446,643

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.38701    $ 8.10701        36,891
   01/01/2010 to 12/31/2010...........  $ 8.10701    $ 9.11744        54,039
   01/01/2011 to 12/31/2011...........  $ 9.11744    $ 9.22101        34,037
   01/01/2012 to 12/31/2012...........  $ 9.22101    $10.70831        40,383
   01/01/2013 to 12/31/2013...........  $10.70831    $13.86199        57,740
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99813    $ 8.86352             0
   01/01/2012 to 12/31/2012...........  $ 8.86352    $ 9.80389             0
   01/01/2013 to 12/31/2013...........  $ 9.80389    $11.73000             0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.43108    $ 8.82485       737,299
   01/01/2010 to 12/31/2010...........  $ 8.82485    $ 9.65463     1,444,005
   01/01/2011 to 12/31/2011...........  $ 9.65463    $ 9.26641     1,175,865
   01/01/2012 to 12/31/2012...........  $ 9.26641    $ 9.98915     1,264,108
   01/01/2013 to 12/31/2013...........  $ 9.98915    $10.97919     1,082,425
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.74440    $ 8.27102       539,801
   01/01/2010 to 12/31/2010...........  $ 8.27102    $ 9.24479     1,143,600
   01/01/2011 to 12/31/2011...........  $ 9.24479    $ 8.82135       769,975
   01/01/2012 to 12/31/2012...........  $ 8.82135    $ 9.99402       986,280
   01/01/2013 to 12/31/2013...........  $ 9.99402    $11.53373     1,100,674
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.11341    $ 9.95586       897,972
   01/01/2010 to 12/31/2010...........  $ 9.95586    $10.88156     1,422,432
   01/01/2011 to 12/31/2011...........  $10.88156    $10.27765     1,103,568
   01/01/2012 to 12/31/2012...........  $10.27765    $11.16511     1,197,387
   01/01/2013 to 12/31/2013...........  $11.16511    $12.48579     1,149,605
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.56087    $ 8.59961        59,475
   01/01/2010 to 12/31/2010...........  $ 8.59961    $11.46782        35,079
   01/01/2011 to 12/31/2011...........  $11.46782    $11.10068        27,464
   01/01/2012 to 12/31/2012...........  $11.10068    $12.17187        46,563
   01/01/2013 to 12/31/2013...........  $12.17187    $16.08335        50,452
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.54854    $ 9.78101         9,018
   01/01/2010 to 12/31/2010...........  $ 9.78101    $12.04659         9,707
   01/01/2011 to 12/31/2011...........  $12.04659    $11.07233         7,017
   01/01/2012 to 12/31/2012...........  $11.07233    $12.78859         9,087
   01/01/2013 to 12/31/2013...........  $12.78859    $17.17681         9,357

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.55844    $10.34266     1,395,565
   01/01/2010 to 12/31/2010...........  $10.34266    $11.27647     1,658,234
   01/01/2011 to 12/31/2011...........  $11.27647    $11.24209     1,517,587
   01/01/2012 to 12/31/2012...........  $11.24209    $12.47207     1,598,339
   01/01/2013 to 12/31/2013...........  $12.47207    $14.24387     1,545,629
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.17931    $ 7.88518       196,455
   01/01/2010 to 12/31/2010...........  $ 7.88518    $ 8.72888       165,639
   01/01/2011 to 12/31/2011...........  $ 8.72888    $ 8.39306       117,627
   01/01/2012 to 12/31/2012...........  $ 8.39306    $ 9.61933       204,870
   01/01/2013 to 12/31/2013...........  $ 9.61933    $12.19460       208,100
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.29776    $ 9.60494       180,759
   01/01/2010 to 12/31/2010...........  $ 9.60494    $10.87354       148,566
   01/01/2011 to 12/31/2011...........  $10.87354    $10.44927        96,780
   01/01/2012 to 12/31/2012...........  $10.44927    $12.00993       170,072
   01/01/2013 to 12/31/2013...........  $12.00993    $16.90868       171,872
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.72209    $12.96586        34,738
   01/01/2010 to 12/31/2010...........  $12.96586    $15.26697       168,286
   01/01/2011 to 12/31/2011...........  $15.26697    $12.69771        49,337
   01/01/2012 to 12/31/2012...........  $12.69771    $12.86055        69,274
   01/01/2013 to 12/31/2013...........  $12.86055    $14.50493        39,702
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.88095    $10.94031        25,100
   01/01/2010 to 12/31/2010...........  $10.94031    $11.30855        37,393
   01/01/2011 to 12/31/2011...........  $11.30855    $11.51060        33,700
   01/01/2012 to 12/31/2012...........  $11.51060    $11.83935        37,344
   01/01/2013 to 12/31/2013...........  $11.83935    $11.13870        27,862
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.75998    $ 8.56459        39,138
   01/01/2010 to 12/31/2010...........  $ 8.56459    $ 9.59753        71,363
   01/01/2011 to 12/31/2011...........  $ 9.59753    $ 9.05781        73,122
   01/01/2012 to 12/31/2012...........  $ 9.05781    $ 9.82842        83,022
   01/01/2013 to 12/31/2013...........  $ 9.82842    $11.57734       151,360

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.37401    $10.08246       174,062
   01/01/2010 to 12/31/2010...........  $10.08246    $10.62443       154,181
   01/01/2011 to 12/31/2011...........  $10.62443    $11.01173       115,301
   01/01/2012 to 12/31/2012...........  $11.01173    $11.60902       179,664
   01/01/2013 to 12/31/2013...........  $11.60902    $11.17857       230,627
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........  $ 6.61258    $ 8.41122     1,019,921
   01/01/2010 to 12/31/2010...........  $ 8.41122    $ 9.06421     1,782,273
   01/01/2011 to 12/31/2011...........  $ 9.06421    $ 8.71266     1,450,259
   01/01/2012 to 09/21/2012...........  $ 8.71266    $ 9.71788             0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.25240    $ 9.07838             0
   01/01/2010 to 12/31/2010...........  $ 9.07838    $10.41504         2,926
   01/01/2011 to 12/31/2011...........  $10.41504    $10.88855         2,649
   01/01/2012 to 12/31/2012...........  $10.88855    $11.79908         1,880
   01/01/2013 to 12/31/2013...........  $11.79908    $14.81554         1,748
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........  $ 7.26069    $ 8.96734             0
   01/01/2010 to 12/31/2010...........  $ 8.96734    $10.64073             0
   01/01/2011 to 12/31/2011...........  $10.64073    $10.97387             0
   01/01/2012 to 12/31/2012...........  $10.97387    $13.09721             0
   01/01/2013 to 12/31/2013...........  $13.09721    $17.90731         2,213
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........  $ 4.50852    $ 5.90194        24,910
   01/01/2010 to 12/31/2010...........  $ 5.90194    $ 6.39982        37,855
   01/01/2011 to 12/31/2011...........  $ 6.39982    $ 5.39074        19,236
   01/01/2012 to 12/31/2012...........  $ 5.39074    $ 6.57243        25,684
   01/01/2013 to 12/31/2013...........  $ 6.57243    $ 8.48563        25,360
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........  $ 7.57912    $ 9.70197         6,837
   01/01/2010 to 12/31/2010...........  $ 9.70197    $ 9.75359        10,548
   01/01/2011 to 12/31/2011...........  $ 9.75359    $10.49885         7,293
   01/01/2012 to 12/31/2012...........  $10.49885    $12.04846         5,834
   01/01/2013 to 12/31/2013...........  $12.04846    $16.46022         5,818
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........  $ 5.83387    $ 7.36531             0
   01/01/2010 to 12/31/2010...........  $ 7.36531    $ 8.90963           329
   01/01/2011 to 12/31/2011...........  $ 8.90963    $ 8.55416           123
   01/01/2012 to 12/31/2012...........  $ 8.55416    $ 9.68250           161
   01/01/2013 to 12/31/2013...........  $ 9.68250    $13.07939           123

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........  $ 6.76298    $ 8.48227        7,864
   01/01/2010 to 12/31/2010...........  $ 8.48227    $ 9.38481        7,864
   01/01/2011 to 12/31/2011...........  $ 9.38481    $ 9.46136        8,198
   01/01/2012 to 12/31/2012...........  $ 9.46136    $10.42444        7,785
   01/01/2013 to 12/31/2013...........  $10.42444    $13.31507        7,785
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........  $ 5.76999    $ 7.29354        3,825
   01/01/2010 to 12/31/2010...........  $ 7.29354    $ 8.04896        3,825
   01/01/2011 to 12/31/2011...........  $ 8.04896    $ 7.76766        8,743
   01/01/2012 to 12/31/2012...........  $ 7.76766    $ 8.76356        7,742
   01/01/2013 to 12/31/2013...........  $ 8.76356    $11.12739        6,980
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........  $ 6.59495    $ 8.34760        1,432
   01/01/2010 to 12/31/2010...........  $ 8.34760    $10.47890        5,452
   01/01/2011 to 12/31/2011...........  $10.47890    $ 9.94731        1,791
   01/01/2012 to 12/31/2012...........  $ 9.94731    $11.21885        2,508
   01/01/2013 to 12/31/2013...........  $11.21885    $14.31437        2,479
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........  $ 6.40378    $ 8.23508          936
   01/01/2010 to 12/31/2010...........  $ 8.23508    $ 9.69632        5,333
   01/01/2011 to 12/31/2011...........  $ 9.69632    $ 9.10660        1,130
   01/01/2012 to 12/31/2012...........  $ 9.10660    $10.37597          936
   01/01/2013 to 12/31/2013...........  $10.37597    $13.40458          936
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........  $ 4.71429    $ 6.86993       15,858
   01/01/2010 to 12/31/2010...........  $ 6.86993    $ 8.37375       20,426
   01/01/2011 to 12/31/2011...........  $ 8.37375    $ 8.57465       15,039
   01/01/2012 to 12/31/2012...........  $ 8.57465    $ 9.82085       16,854
   01/01/2013 to 12/31/2013...........  $ 9.82085    $ 9.60879       18,574
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........  $ 6.66105    $ 8.36346          763
   01/01/2010 to 12/31/2010...........  $ 8.36346    $10.27873        4,732
   01/01/2011 to 12/31/2011...........  $10.27873    $10.17680          688
   01/01/2012 to 12/31/2012...........  $10.17680    $11.18920          286
   01/01/2013 to 12/31/2013...........  $11.18920    $15.35942          332
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........  $ 6.76374    $ 8.41420        1,322
   01/01/2010 to 12/31/2010...........  $ 8.41420    $10.04307        5,425
   01/01/2011 to 12/31/2011...........  $10.04307    $ 9.41484          385
   01/01/2012 to 12/31/2012...........  $ 9.41484    $10.68964            0
   01/01/2013 to 12/31/2013...........  $10.68964    $14.38635            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........   $7.00325    $ 7.59368          31
   01/01/2010 to 12/31/2010...........   $7.59368    $ 8.58751       2,197
   01/01/2011 to 12/31/2011...........   $8.58751    $ 8.55156       1,831
   01/01/2012 to 12/31/2012...........   $8.55156    $ 9.73961       1,657
   01/01/2013 to 12/31/2013...........   $9.73961    $10.66978           0
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........   $6.50322    $ 7.77777          30
   01/01/2010 to 12/31/2010...........   $7.77777    $ 8.05537         235
   01/01/2011 to 12/31/2011...........   $8.05537    $ 9.25352       2,906
   01/01/2012 to 12/31/2012...........   $9.25352    $ 9.05776       2,984
   01/01/2013 to 12/31/2013...........   $9.05776    $10.03284       2,241

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV AND HD GRO (2.35%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.00339    $ 7.76927     3,045,794
   01/01/2009 to 12/31/2009...........  $ 7.76927    $ 9.43986     4,252,347
   01/01/2010 to 12/31/2010...........  $ 9.43986    $10.32669     4,627,984
   01/01/2011 to 12/31/2011...........  $10.32669    $ 9.82155     4,134,047
   01/01/2012 to 12/31/2012...........  $ 9.82155    $10.80162     4,142,341
   01/01/2013 to 12/31/2013...........  $10.80162    $11.60621     3,797,166
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.84353    $ 7.78052       263,677
   01/01/2009 to 12/31/2009...........  $ 7.78052    $ 9.59354     1,512,563
   01/01/2010 to 12/31/2010...........  $ 9.59354    $10.65815     1,845,579
   01/01/2011 to 12/31/2011...........  $10.65815    $10.42545     1,631,826
   01/01/2012 to 12/31/2012...........  $10.42545    $11.57599     1,978,813
   01/01/2013 to 12/31/2013...........  $11.57599    $13.18283     2,018,738
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.61362    $ 7.30050             0
   01/01/2009 to 12/31/2009...........  $ 7.30050    $ 8.40065         9,247
   01/01/2010 to 12/31/2010...........  $ 8.40065    $ 9.34431        11,631
   01/01/2011 to 12/31/2011...........  $ 9.34431    $ 9.45612        18,869
   01/01/2012 to 05/04/2012...........  $ 9.45612    $10.25131             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.01908    $ 8.03637     1,223,367
   01/01/2009 to 12/31/2009...........  $ 8.03637    $ 9.68123     6,554,519
   01/01/2010 to 12/31/2010...........  $ 9.68123    $10.62384     7,582,411
   01/01/2011 to 12/31/2011...........  $10.62384    $10.25414     6,755,067
   01/01/2012 to 12/31/2012...........  $10.25414    $11.26816     6,690,157
   01/01/2013 to 12/31/2013...........  $11.26816    $12.95246     6,282,078

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99745    $ 9.12583     2,850,644
   01/01/2012 to 12/31/2012...........  $ 9.12583    $ 9.97661     2,504,221
   01/01/2013 to 12/31/2013...........  $ 9.97661    $10.80546     2,282,040
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99809    $10.45312             0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99873    $ 9.33072             0
   01/01/2010 to 12/31/2010...........  $ 9.33072    $10.08070             0
   01/01/2011 to 12/31/2011...........  $10.08070    $10.79913             0
   01/01/2012 to 12/31/2012...........  $10.79913    $10.99016             0
   01/01/2013 to 12/31/2013...........  $10.99016    $10.66395             0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99810    $11.97817       160,035
   01/01/2009 to 12/31/2009...........  $11.97817    $10.99506       157,323
   01/01/2010 to 12/31/2010...........  $10.99506    $11.94428        79,553
   01/01/2011 to 12/31/2011...........  $11.94428    $13.25529        38,886
   01/01/2012 to 12/31/2012...........  $13.25529    $13.69068        30,006
   01/01/2013 to 12/31/2013...........  $13.69068    $12.95592         8,130
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99810    $12.04667        56,653
   01/01/2009 to 12/31/2009...........  $12.04667    $10.86376        55,243
   01/01/2010 to 12/31/2010...........  $10.86376    $11.82023       117,733
   01/01/2011 to 12/31/2011...........  $11.82023    $13.39413        94,375
   01/01/2012 to 12/31/2012...........  $13.39413    $13.85289        69,766
   01/01/2013 to 12/31/2013...........  $13.85289    $12.88083        30,534
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99873    $ 8.74446             0
   01/01/2010 to 12/31/2010...........  $ 8.74446    $ 9.55565        48,213
   01/01/2011 to 12/31/2011...........  $ 9.55565    $11.08034        13,583
   01/01/2012 to 12/31/2012...........  $11.08034    $11.50966         2,510
   01/01/2013 to 12/31/2013...........  $11.50966    $10.51262             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99745    $10.95270        70,632
   01/01/2011 to 12/31/2011...........  $10.95270    $12.87421        34,741
   01/01/2012 to 12/31/2012...........  $12.87421    $13.43279         8,558
   01/01/2013 to 12/31/2013...........  $13.43279    $12.20553             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99809    $11.96009        78,715
   01/01/2012 to 12/31/2012...........  $11.96009    $12.36832        47,478
   01/01/2013 to 12/31/2013...........  $12.36832    $10.90661             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99746    $10.34627        68,897
   01/01/2013 to 12/31/2013...........  $10.34627    $ 9.07766       207,444
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99873    $ 8.70520        56,592
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.09446    $ 7.56990     2,960,461
   01/01/2009 to 12/31/2009...........  $ 7.56990    $ 9.26952     5,034,909
   01/01/2010 to 12/31/2010...........  $ 9.26952    $10.26814     6,212,739
   01/01/2011 to 12/31/2011...........  $10.26814    $ 9.78927     5,138,561
   01/01/2012 to 12/31/2012...........  $ 9.78927    $10.87660     5,417,142
   01/01/2013 to 12/31/2013...........  $10.87660    $13.03710     5,557,153
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99809    $11.59758           849
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.51858    $ 7.92476             0
   01/01/2009 to 12/31/2009...........  $ 7.92476    $10.21482        13,319
   01/01/2010 to 12/31/2010...........  $10.21482    $12.84404        26,665
   01/01/2011 to 12/31/2011...........  $12.84404    $13.37666        16,530
   01/01/2012 to 12/31/2012...........  $13.37666    $15.07483        28,389
   01/01/2013 to 12/31/2013...........  $15.07483    $15.19011        31,471
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 8.78743    $ 8.56357             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99809    $ 9.64589         5,934
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.65240    $ 7.13539             0
   01/01/2009 to 12/31/2009...........  $ 7.13539    $ 9.24860        13,291
   01/01/2010 to 12/31/2010...........  $ 9.24860    $11.97731        14,714
   01/01/2011 to 12/31/2011...........  $11.97731    $10.16820        12,507
   01/01/2012 to 12/31/2012...........  $10.16820    $11.92855        19,897
   01/01/2013 to 12/31/2013...........  $11.92855    $16.41123        23,106
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10342    $ 7.47374         1,927
   01/01/2009 to 12/31/2009...........  $ 7.47374    $ 8.85245       180,716
   01/01/2010 to 12/31/2010...........  $ 8.85245    $ 9.80162       264,585
   01/01/2011 to 12/31/2011...........  $ 9.80162    $ 9.34014       209,356
   01/01/2012 to 12/31/2012...........  $ 9.34014    $10.36964       354,184
   01/01/2013 to 12/31/2013...........  $10.36964    $12.07928       436,263

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.64317    $ 7.14500       102,219
   01/01/2009 to 12/31/2009...........  $ 7.14500    $ 8.64605       963,011
   01/01/2010 to 12/31/2010...........  $ 8.64605    $ 9.66094     1,503,201
   01/01/2011 to 12/31/2011...........  $ 9.66094    $ 9.29742     1,212,660
   01/01/2012 to 12/31/2012...........  $ 9.29742    $10.04957     1,337,469
   01/01/2013 to 12/31/2013...........  $10.04957    $11.26814     1,394,472
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99810    $ 7.45069         3,713
   01/01/2009 to 11/13/2009...........  $ 7.45069    $ 8.28568             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99810    $10.70020       910,810
   01/01/2013 to 12/31/2013...........  $10.70020    $13.01302       964,020
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99809    $10.76816        71,113
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17477    $ 6.09515             0
   01/01/2009 to 12/31/2009...........  $ 6.09515    $ 8.04541        12,087
   01/01/2010 to 12/31/2010...........  $ 8.04541    $ 9.44866        17,206
   01/01/2011 to 12/31/2011...........  $ 9.44866    $ 8.76681        15,171
   01/01/2012 to 12/31/2012...........  $ 8.76681    $10.86107        13,808
   01/01/2013 to 12/31/2013...........  $10.86107    $11.07301        21,789
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.44362    $ 7.47329             0
   01/01/2009 to 12/31/2009...........  $ 7.47329    $10.90871        50,148
   01/01/2010 to 12/31/2010...........  $10.90871    $11.75486        72,164
   01/01/2011 to 12/31/2011...........  $11.75486    $11.03082        45,755
   01/01/2012 to 12/31/2012...........  $11.03082    $12.90724        58,554
   01/01/2013 to 12/31/2013...........  $12.90724    $16.36123        61,946
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.13540    $ 6.96213           601
   01/01/2009 to 12/31/2009...........  $ 6.96213    $ 8.10749        15,876
   01/01/2010 to 12/31/2010...........  $ 8.10749    $ 8.94216        17,185
   01/01/2011 to 12/31/2011...........  $ 8.94216    $ 8.25493        17,348
   01/01/2012 to 12/31/2012...........  $ 8.25493    $ 9.65125        32,736
   01/01/2013 to 12/31/2013...........  $ 9.65125    $12.59265        38,624
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.49991    $ 7.36813             0
   01/01/2009 to 12/31/2009...........  $ 7.36813    $11.30917        47,164
   01/01/2010 to 12/31/2010...........  $11.30917    $13.24024        66,611
   01/01/2011 to 12/31/2011...........  $13.24024    $12.55147        39,720
   01/01/2012 to 12/31/2012...........  $12.55147    $14.66808        51,742
   01/01/2013 to 12/31/2013...........  $14.66808    $18.94493        53,019

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08910    $ 7.58219         2,383
   01/01/2009 to 12/31/2009...........  $ 7.58219    $ 9.14036       681,549
   01/01/2010 to 12/31/2010...........  $ 9.14036    $ 9.96633     1,076,636
   01/01/2011 to 12/31/2011...........  $ 9.96633    $ 9.68853       900,579
   01/01/2012 to 12/31/2012...........  $ 9.68853    $10.42454       918,297
   01/01/2013 to 12/31/2013...........  $10.42454    $11.18541       953,392
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03298    $ 7.61665             0
   01/01/2009 to 12/31/2009...........  $ 7.61665    $ 9.43976         9,418
   01/01/2010 to 12/31/2010...........  $ 9.43976    $11.69193        28,045
   01/01/2011 to 12/31/2011...........  $11.69193    $11.57271        23,172
   01/01/2012 to 12/31/2012...........  $11.57271    $13.08049        35,071
   01/01/2013 to 12/31/2013...........  $13.08049    $17.74064        48,948
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.70935    $ 7.67442             0
   01/01/2009 to 12/31/2009...........  $ 7.67442    $ 8.86726         8,484
   01/01/2010 to 12/31/2010...........  $ 8.86726    $ 9.74163         3,574
   01/01/2011 to 12/31/2011...........  $ 9.74163    $ 9.47142         5,605
   01/01/2012 to 12/31/2012...........  $ 9.47142    $10.49380        14,299
   01/01/2013 to 12/31/2013...........  $10.49380    $13.80352        13,124
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.46961    $ 7.69933             0
   01/01/2009 to 12/31/2009...........  $ 7.69933    $10.19721        14,037
   01/01/2010 to 12/31/2010...........  $10.19721    $11.30809        29,013
   01/01/2011 to 12/31/2011...........  $11.30809    $11.39954        14,294
   01/01/2012 to 12/31/2012...........  $11.39954    $12.68259        30,841
   01/01/2013 to 12/31/2013...........  $12.68259    $13.28118        41,682
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.94369    $ 5.97163           986
   01/01/2009 to 12/31/2009...........  $ 5.97163    $ 7.89352        29,416
   01/01/2010 to 12/31/2010...........  $ 7.89352    $ 8.83058        39,816
   01/01/2011 to 12/31/2011...........  $ 8.83058    $ 7.51292        18,018
   01/01/2012 to 12/31/2012...........  $ 7.51292    $ 8.83520        22,798
   01/01/2013 to 12/31/2013...........  $ 8.83520    $10.27745        24,575

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.11481    $ 6.81369             0
   01/01/2009 to 12/31/2009...........  $ 6.81369    $ 8.68753        20,688
   01/01/2010 to 12/31/2010...........  $ 8.68753    $ 9.42890        35,676
   01/01/2011 to 12/31/2011...........  $ 9.42890    $ 8.05644        24,833
   01/01/2012 to 12/31/2012...........  $ 8.05644    $ 9.18375        25,172
   01/01/2013 to 12/31/2013...........  $ 9.18375    $10.71966        24,709
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98123    $10.82907             0
   01/01/2010 to 12/31/2010...........  $10.82907    $11.72425           904
   01/01/2011 to 12/31/2011...........  $11.72425    $12.88118     4,385,023
   01/01/2012 to 12/31/2012...........  $12.88118    $13.76813     1,804,835
   01/01/2013 to 12/31/2013...........  $13.76813    $13.02394       332,249
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11161    $ 7.10816         3,592
   01/01/2009 to 12/31/2009...........  $ 7.10816    $ 8.79688       403,988
   01/01/2010 to 12/31/2010...........  $ 8.79688    $ 9.78253       516,166
   01/01/2011 to 12/31/2011...........  $ 9.78253    $ 9.50384       395,770
   01/01/2012 to 12/31/2012...........  $ 9.50384    $10.54658       490,907
   01/01/2013 to 12/31/2013...........  $10.54658    $11.98217       531,417
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.33802    $ 7.78368             0
   01/01/2009 to 12/31/2009...........  $ 7.78368    $10.33368        40,215
   01/01/2010 to 12/31/2010...........  $10.33368    $10.82050        80,230
   01/01/2011 to 12/31/2011...........  $10.82050    $ 9.60488        59,517
   01/01/2012 to 12/31/2012...........  $ 9.60488    $11.43995        66,146
   01/01/2013 to 12/31/2013...........  $11.43995    $12.89430        71,291
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.69592    $ 9.19703       139,590
   01/01/2009 to 12/31/2009...........  $ 9.19703    $10.96455       628,069
   01/01/2010 to 12/31/2010...........  $10.96455    $11.49692       724,178
   01/01/2011 to 12/31/2011...........  $11.49692    $11.25949       657,747
   01/01/2012 to 12/31/2012...........  $11.25949    $12.17972       825,471
   01/01/2013 to 12/31/2013...........  $12.17972    $13.21287       785,813
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08348    $10.28169             0
   01/01/2010 to 12/31/2010...........  $10.28169    $11.18250         6,898
   01/01/2011 to 12/31/2011...........  $11.18250    $10.99851         3,991
   01/01/2012 to 12/31/2012...........  $10.99851    $12.37752        30,638
   01/01/2013 to 12/31/2013...........  $12.37752    $16.50679        32,675

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14486    $10.29149        6,043
   01/01/2010 to 12/31/2010...........  $10.29149    $11.43520       41,637
   01/01/2011 to 12/31/2011...........  $11.43520    $10.51686       23,719
   01/01/2012 to 12/31/2012...........  $10.51686    $11.63480       26,385
   01/01/2013 to 12/31/2013...........  $11.63480    $14.94057       27,729
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.89007    $ 6.58358            0
   01/01/2009 to 12/31/2009...........  $ 6.58358    $ 7.68247       13,686
   01/01/2010 to 12/31/2010...........  $ 7.68247    $ 8.49390       33,680
   01/01/2011 to 12/31/2011...........  $ 8.49390    $ 7.95195       30,546
   01/01/2012 to 12/31/2012...........  $ 7.95195    $ 9.08092       31,862
   01/01/2013 to 12/31/2013...........  $ 9.08092    $12.40905       68,723
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.47334    $ 7.02395          561
   01/01/2009 to 12/31/2009...........  $ 7.02395    $ 8.90497       22,035
   01/01/2010 to 12/31/2010...........  $ 8.90497    $10.41910       32,195
   01/01/2011 to 12/31/2011...........  $10.41910    $10.08715       30,727
   01/01/2012 to 12/31/2012...........  $10.08715    $11.06404       37,332
   01/01/2013 to 12/31/2013...........  $11.06404    $14.76780       34,368
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.75531    $ 8.24992            0
   01/01/2009 to 12/31/2009...........  $ 8.24992    $10.84970       10,596
   01/01/2010 to 12/31/2010...........  $10.84970    $12.02269       13,060
   01/01/2011 to 12/31/2011...........  $12.02269    $12.94190       16,402
   01/01/2012 to 12/31/2012...........  $12.94190    $13.39400       29,380
   01/01/2013 to 12/31/2013...........  $13.39400    $12.82466       37,028
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.33849    $ 8.72326            0
   01/01/2009 to 12/31/2009...........  $ 8.72326    $11.20837        9,611
   01/01/2010 to 12/31/2010...........  $11.20837    $12.27036       20,031
   01/01/2011 to 12/31/2011...........  $12.27036    $11.61339       15,584
   01/01/2012 to 12/31/2012...........  $11.61339    $13.96490       27,825
   01/01/2013 to 12/31/2013...........  $13.96490    $17.41492       30,046
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.77794    $ 8.02380            0
   01/01/2009 to 12/31/2009...........  $ 8.02380    $ 9.74490        4,945
   01/01/2010 to 12/31/2010...........  $ 9.74490    $10.73856        9,079
   01/01/2011 to 12/31/2011...........  $10.73856    $10.43001        7,440
   01/01/2012 to 12/31/2012...........  $10.43001    $11.93110        5,887
   01/01/2013 to 12/31/2013...........  $11.93110    $15.93617        6,081
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99810    $10.17185            0
   01/01/2013 to 12/31/2013...........  $10.17185    $13.36759          712

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.67601    $ 6.97427            0
   01/01/2009 to 12/31/2009...........  $ 6.97427    $ 9.46381        8,801
   01/01/2010 to 12/31/2010...........  $ 9.46381    $11.42956       11,219
   01/01/2011 to 12/31/2011...........  $11.42956    $10.78208        8,336
   01/01/2012 to 12/31/2012...........  $10.78208    $12.47352       13,784
   01/01/2013 to 12/31/2013...........  $12.47352    $16.13772       15,479
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.43274    $10.43309            0
   01/01/2009 to 12/31/2009...........  $10.43309    $10.21844      118,897
   01/01/2010 to 12/31/2010...........  $10.21844    $ 9.98629      116,542
   01/01/2011 to 12/31/2011...........  $ 9.98629    $ 9.75943      113,130
   01/01/2012 to 12/31/2012...........  $ 9.75943    $ 9.53559      126,339
   01/01/2013 to 12/31/2013...........  $ 9.53559    $ 9.31663      111,479
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.70352    $ 6.66062            0
   01/01/2009 to 12/31/2009...........  $ 6.66062    $ 9.15272       24,697
   01/01/2010 to 12/31/2010...........  $ 9.15272    $11.03847       41,087
   01/01/2011 to 12/31/2011...........  $11.03847    $10.51733       26,688
   01/01/2012 to 12/31/2012...........  $10.51733    $12.03539       40,518
   01/01/2013 to 12/31/2013...........  $12.03539    $16.69890       48,497
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02800    $10.05929            0
   01/01/2012 to 12/31/2012...........  $10.05929    $10.30678       13,596
   01/01/2013 to 12/31/2013...........  $10.30678    $ 9.78486       14,294
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $13.23005    $ 8.32629          469
   01/01/2009 to 12/31/2009...........  $ 8.32629    $10.55846        5,598
   01/01/2010 to 12/31/2010...........  $10.55846    $13.27452        7,620
   01/01/2011 to 12/31/2011...........  $13.27452    $13.18889       10,737
   01/01/2012 to 12/31/2012...........  $13.18889    $14.48113       16,867
   01/01/2013 to 12/31/2013...........  $14.48113    $18.76265       28,345
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.86764    $ 7.03005            0
   01/01/2009 to 12/31/2009...........  $ 7.03005    $ 8.41842        2,705
   01/01/2010 to 12/31/2010...........  $ 8.41842    $ 9.89236        3,842
   01/01/2011 to 04/29/2011...........  $ 9.89236    $11.07199            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99810    $10.27770       49,370
   01/01/2013 to 12/31/2013...........  $10.27770    $11.94105      101,613

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10084    $ 5.55714           325
   01/01/2009 to 12/31/2009...........  $ 5.55714    $ 9.04108        55,402
   01/01/2010 to 12/31/2010...........  $ 9.04108    $10.80079        76,512
   01/01/2011 to 12/31/2011...........  $10.80079    $ 8.41374        50,301
   01/01/2012 to 12/31/2012...........  $ 8.41374    $ 9.69414        54,593
   01/01/2013 to 12/31/2013...........  $ 9.69414    $ 9.49268        54,655
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.87394    $10.45803             0
   01/01/2009 to 12/31/2009...........  $10.45803    $11.26320        17,914
   01/01/2010 to 12/31/2010...........  $11.26320    $11.43373        26,072
   01/01/2011 to 12/31/2011...........  $11.43373    $11.42279        31,043
   01/01/2012 to 12/31/2012...........  $11.42279    $11.68410        30,695
   01/01/2013 to 12/31/2013...........  $11.68410    $11.16763        37,201
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.13019    $10.36496         1,005
   01/01/2009 to 12/31/2009...........  $10.36496    $11.80051       466,235
   01/01/2010 to 12/31/2010...........  $11.80051    $12.41950       657,967
   01/01/2011 to 12/31/2011...........  $12.41950    $12.52048       562,150
   01/01/2012 to 12/31/2012...........  $12.52048    $13.37279       636,413
   01/01/2013 to 12/31/2013...........  $13.37279    $12.82563       565,790
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.99114    $ 8.84173       645,830
   01/01/2009 to 12/31/2009...........  $ 8.84173    $10.36969     3,494,528
   01/01/2010 to 12/31/2010...........  $10.36969    $11.20278     4,162,296
   01/01/2011 to 12/31/2011...........  $11.20278    $11.05498     3,947,323
   01/01/2012 to 12/31/2012...........  $11.05498    $11.92123     4,105,553
   01/01/2013 to 12/31/2013...........  $11.92123    $12.72044     3,667,513
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01801    $10.05918             0
   01/01/2012 to 12/31/2012...........  $10.05918    $10.52644        10,736
   01/01/2013 to 12/31/2013...........  $10.52644    $10.04686        12,575
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.57155    $ 6.57477       259,185
   01/01/2009 to 12/31/2009...........  $ 6.57477    $ 8.09236     1,950,413
   01/01/2010 to 12/31/2010...........  $ 8.09236    $ 9.41046     2,836,532
   01/01/2011 to 12/31/2011...........  $ 9.41046    $ 8.62330     2,057,158
   01/01/2012 to 12/31/2012...........  $ 8.62330    $ 9.51355     2,579,148
   01/01/2013 to 12/31/2013...........  $ 9.51355    $10.87774     2,597,621

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.43597    $ 6.79519             0
   01/01/2009 to 12/31/2009...........  $ 6.79519    $ 8.08794         2,415
   01/01/2010 to 12/31/2010...........  $ 8.08794    $ 9.09147        11,783
   01/01/2011 to 12/31/2011...........  $ 9.09147    $ 9.19011        10,286
   01/01/2012 to 12/31/2012...........  $ 9.19011    $10.66725        26,669
   01/01/2013 to 12/31/2013...........  $10.66725    $13.80222        27,143
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99809    $ 8.86065             0
   01/01/2012 to 12/31/2012...........  $ 8.86065    $ 9.79586             0
   01/01/2013 to 12/31/2013...........  $ 9.79586    $11.71463             0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08091    $ 7.31419        12,428
   01/01/2009 to 12/31/2009...........  $ 7.31419    $ 8.81771     1,331,992
   01/01/2010 to 12/31/2010...........  $ 8.81771    $ 9.64205     1,541,048
   01/01/2011 to 12/31/2011...........  $ 9.64205    $ 9.24995     1,328,344
   01/01/2012 to 12/31/2012...........  $ 9.24995    $ 9.96648     1,332,263
   01/01/2013 to 12/31/2013...........  $ 9.96648    $10.94893     1,233,948
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09909    $ 6.66807         5,529
   01/01/2009 to 12/31/2009...........  $ 6.66807    $ 8.26425       543,791
   01/01/2010 to 12/31/2010...........  $ 8.26425    $ 9.23272       948,470
   01/01/2011 to 12/31/2011...........  $ 9.23272    $ 8.80549       703,756
   01/01/2012 to 12/31/2012...........  $ 8.80549    $ 9.97103       951,558
   01/01/2013 to 12/31/2013...........  $ 9.97103    $11.50154     1,137,541
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.04473    $ 7.97865        30,392
   01/01/2009 to 12/31/2009...........  $ 7.97865    $ 9.93257       736,844
   01/01/2010 to 12/31/2010...........  $ 9.93257    $10.85093     1,274,924
   01/01/2011 to 12/31/2011...........  $10.85093    $10.24382     1,044,460
   01/01/2012 to 12/31/2012...........  $10.24382    $11.12293     1,206,123
   01/01/2013 to 12/31/2013...........  $11.12293    $12.43257     1,267,606
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.25949    $ 6.56108           587
   01/01/2009 to 12/31/2009...........  $ 6.56108    $ 8.58389         7,475
   01/01/2010 to 12/31/2010...........  $ 8.58389    $11.44129        13,593
   01/01/2011 to 12/31/2011...........  $11.44129    $11.06953        14,395
   01/01/2012 to 12/31/2012...........  $11.06953    $12.13176        22,429
   01/01/2013 to 12/31/2013...........  $12.13176    $16.02249        26,471

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.65428    $ 7.86404             0
   01/01/2009 to 12/31/2009...........  $ 7.86404    $ 9.75803         8,423
   01/01/2010 to 12/31/2010...........  $ 9.75803    $12.01245        13,701
   01/01/2011 to 12/31/2011...........  $12.01245    $11.03554        11,981
   01/01/2012 to 12/31/2012...........  $11.03554    $12.73983        13,455
   01/01/2013 to 12/31/2013...........  $12.73983    $17.10295        14,519
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.20378    $ 8.50729        82,881
   01/01/2009 to 12/31/2009...........  $ 8.50729    $10.31836       713,198
   01/01/2010 to 12/31/2010...........  $10.31836    $11.24440     1,121,419
   01/01/2011 to 12/31/2011...........  $11.24440    $11.20462       974,269
   01/01/2012 to 12/31/2012...........  $11.20462    $12.42437     1,249,134
   01/01/2013 to 12/31/2013...........  $12.42437    $14.18257     1,335,103
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.67952    $ 6.50390             0
   01/01/2009 to 12/31/2009...........  $ 6.50390    $ 7.86669        41,306
   01/01/2010 to 12/31/2010...........  $ 7.86669    $ 8.70417        66,947
   01/01/2011 to 12/31/2011...........  $ 8.70417    $ 8.36524        46,033
   01/01/2012 to 12/31/2012...........  $ 8.36524    $ 9.58274        57,679
   01/01/2013 to 12/31/2013...........  $ 9.58274    $12.14221        50,271
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.82814    $ 6.39820             0
   01/01/2009 to 12/31/2009...........  $ 6.39820    $ 9.58786        32,361
   01/01/2010 to 12/31/2010...........  $ 9.58786    $10.84896        54,510
   01/01/2011 to 12/31/2011...........  $10.84896    $10.42050        32,934
   01/01/2012 to 12/31/2012...........  $10.42050    $11.97100        51,939
   01/01/2013 to 12/31/2013...........  $11.97100    $16.84560        50,813
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $16.32873    $ 8.86480             0
   01/01/2009 to 12/31/2009...........  $ 8.86480    $12.93549        73,664
   01/01/2010 to 12/31/2010...........  $12.93549    $15.22376       126,830
   01/01/2011 to 12/31/2011...........  $15.22376    $12.65564        97,965
   01/01/2012 to 12/31/2012...........  $12.65564    $12.81165       135,945
   01/01/2013 to 12/31/2013...........  $12.81165    $14.44278       121,010
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.69588    $ 9.96399           272
   01/01/2009 to 12/31/2009...........  $ 9.96399    $10.91472        29,565
   01/01/2010 to 12/31/2010...........  $10.91472    $11.27667        44,913
   01/01/2011 to 12/31/2011...........  $11.27667    $11.47253        44,268
   01/01/2012 to 12/31/2012...........  $11.47253    $11.79435        48,601
   01/01/2013 to 12/31/2013...........  $11.79435    $11.09100        29,666

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.96596    $ 6.81165         1,859
   01/01/2009 to 12/31/2009...........  $ 6.81165    $ 8.54740       170,491
   01/01/2010 to 12/31/2010...........  $ 8.54740    $ 9.57358       155,762
   01/01/2011 to 12/31/2011...........  $ 9.57358    $ 9.03083       134,788
   01/01/2012 to 12/31/2012...........  $ 9.03083    $ 9.79434       174,625
   01/01/2013 to 12/31/2013...........  $ 9.79434    $11.53150       254,844
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.22244    $ 9.23456             0
   01/01/2009 to 12/31/2009...........  $ 9.23456    $10.07192        80,753
   01/01/2010 to 12/31/2010...........  $10.07192    $10.60805       137,974
   01/01/2011 to 12/31/2011...........  $10.60805    $10.98935       114,585
   01/01/2012 to 12/31/2012...........  $10.98935    $11.57971       143,134
   01/01/2013 to 12/31/2013...........  $11.57971    $11.14492       161,646
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07793    $ 6.61353         6,369
   01/01/2009 to 12/31/2009...........  $ 6.61353    $ 8.40437       632,509
   01/01/2010 to 12/31/2010...........  $ 8.40437    $ 9.05230     1,162,191
   01/01/2011 to 12/31/2011...........  $ 9.05230    $ 8.69706       814,628
   01/01/2012 to 09/21/2012...........  $ 8.69706    $ 9.69699             0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08881    $ 7.63721             0
   01/01/2009 to 12/31/2009...........  $ 7.63721    $ 9.07106             0
   01/01/2010 to 12/31/2010...........  $ 9.07106    $10.40165             0
   01/01/2011 to 12/31/2011...........  $10.40165    $10.86923             0
   01/01/2012 to 12/31/2012...........  $10.86923    $11.77220             0
   01/01/2013 to 12/31/2013...........  $11.77220    $14.77450             0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26782    $ 7.01089           291
   01/01/2009 to 12/31/2009...........  $ 7.01089    $ 8.95999             0
   01/01/2010 to 12/31/2010...........  $ 8.95999    $10.62684             0
   01/01/2011 to 12/31/2011...........  $10.62684    $10.95424             0
   01/01/2012 to 12/31/2012...........  $10.95424    $13.06738             0
   01/01/2013 to 12/31/2013...........  $13.06738    $17.85789             0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38552    $ 5.24829             0
   01/01/2009 to 12/31/2009...........  $ 5.24829    $ 5.89726             0
   01/01/2010 to 12/31/2010...........  $ 5.89726    $ 6.39174             0
   01/01/2011 to 12/31/2011...........  $ 6.39174    $ 5.38135             0
   01/01/2012 to 12/31/2012...........  $ 5.38135    $ 6.55781             0
   01/01/2013 to 12/31/2013...........  $ 6.55781    $ 8.46259             0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15174    $ 8.29892           276
   01/01/2009 to 12/31/2009...........  $ 8.29892    $ 9.69400             0
   01/01/2010 to 12/31/2010...........  $ 9.69400    $ 9.74078             0
   01/01/2011 to 12/31/2011...........  $ 9.74078    $10.48002             0
   01/01/2012 to 12/31/2012...........  $10.48002    $12.02099             0
   01/01/2013 to 12/31/2013...........  $12.02099    $16.41472             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16525    $ 6.06953        319
   01/01/2009 to 12/31/2009...........  $ 6.06953    $ 7.35928          0
   01/01/2010 to 12/31/2010...........  $ 7.35928    $ 8.89801          0
   01/01/2011 to 12/31/2011...........  $ 8.89801    $ 8.53881          0
   01/01/2012 to 12/31/2012...........  $ 8.53881    $ 9.66036          0
   01/01/2013 to 12/31/2013...........  $ 9.66036    $13.04318          0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11048    $ 6.68634          0
   01/01/2009 to 12/31/2009...........  $ 6.68634    $ 8.47530          0
   01/01/2010 to 12/31/2010...........  $ 8.47530    $ 9.37259          0
   01/01/2011 to 12/31/2011...........  $ 9.37259    $ 9.44438          0
   01/01/2012 to 12/31/2012...........  $ 9.44438    $10.40060          0
   01/01/2013 to 12/31/2013...........  $10.40060    $13.27809          0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24125    $ 6.24347          0
   01/01/2009 to 12/31/2009...........  $ 6.24347    $ 7.28739          0
   01/01/2010 to 12/31/2010...........  $ 7.28739    $ 8.03823          0
   01/01/2011 to 12/31/2011...........  $ 8.03823    $ 7.75349          0
   01/01/2012 to 12/31/2012...........  $ 7.75349    $ 8.74330          0
   01/01/2013 to 12/31/2013...........  $ 8.74330    $11.09622          0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07225    $ 6.17185          0
   01/01/2009 to 12/31/2009...........  $ 6.17185    $ 8.34071          0
   01/01/2010 to 12/31/2010...........  $ 8.34071    $10.46522          0
   01/01/2011 to 12/31/2011...........  $10.46522    $ 9.92945          0
   01/01/2012 to 12/31/2012...........  $ 9.92945    $11.19304          0
   01/01/2013 to 12/31/2013...........  $11.19304    $14.27442          0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18823    $ 6.43513          0
   01/01/2009 to 12/31/2009...........  $ 6.43513    $ 8.22837          0
   01/01/2010 to 12/31/2010...........  $ 8.22837    $ 9.68372          0
   01/01/2011 to 12/31/2011...........  $ 9.68372    $ 9.09046          0
   01/01/2012 to 12/31/2012...........  $ 9.09046    $10.35248          0
   01/01/2013 to 12/31/2013...........  $10.35248    $13.36766          0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25873    $ 5.49330          0
   01/01/2009 to 12/31/2009...........  $ 5.49330    $ 6.86444          0
   01/01/2010 to 12/31/2010...........  $ 6.86444    $ 8.36296          0
   01/01/2011 to 12/31/2011...........  $ 8.36296    $ 8.55948          0
   01/01/2012 to 12/31/2012...........  $ 8.55948    $ 9.79861          0
   01/01/2013 to 12/31/2013...........  $ 9.79861    $ 9.58239          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11338    $ 6.77909          0
   01/01/2009 to 12/31/2009...........  $ 6.77909    $ 8.35679          0
   01/01/2010 to 12/31/2010...........  $ 8.35679    $10.26535          0
   01/01/2011 to 12/31/2011...........  $10.26535    $10.15857          0
   01/01/2012 to 12/31/2012...........  $10.15857    $11.16373          0
   01/01/2013 to 12/31/2013...........  $11.16373    $15.31695          0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22837    $ 7.14678          0
   01/01/2009 to 12/31/2009...........  $ 7.14678    $ 8.40716          0
   01/01/2010 to 12/31/2010...........  $ 8.40716    $10.02984          0
   01/01/2011 to 12/31/2011...........  $10.02984    $ 9.39785          0
   01/01/2012 to 12/31/2012...........  $ 9.39785    $10.66510          0
   01/01/2013 to 12/31/2013...........  $10.66510    $14.34617          0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27795    $ 7.23615        317
   01/01/2009 to 12/31/2009...........  $ 7.23615    $ 7.58749          0
   01/01/2010 to 12/31/2010...........  $ 7.58749    $ 8.57621          0
   01/01/2011 to 12/31/2011...........  $ 8.57621    $ 8.53611          0
   01/01/2012 to 12/31/2012...........  $ 8.53611    $ 9.71718          0
   01/01/2013 to 12/31/2013...........  $ 9.71718    $10.64000          0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09840    $ 7.18288          0
   01/01/2009 to 12/31/2009...........  $ 7.18288    $ 7.77133          0
   01/01/2010 to 12/31/2010...........  $ 7.77133    $ 8.04473          0
   01/01/2011 to 12/31/2011...........  $ 8.04473    $ 9.23675          0
   01/01/2012 to 12/31/2012...........  $ 9.23675    $ 9.03694          0
   01/01/2013 to 12/31/2013...........  $ 9.03694    $10.00483          0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT, AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT
 (2.60%) OR LIFETIME FIVE INCOME BENEFIT AND HIGHEST DAILY VALUE DEATH BENEFIT
                 (2.60%) OR HD GRO 60 BPS AND COMBO DB (2.60%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.37006    $10.90518     4,050,210
   01/01/2007 to 12/31/2007...........  $10.90518    $11.60597     7,210,180
   01/01/2008 to 12/31/2008...........  $11.60597    $ 7.71102     5,632,286
   01/01/2009 to 12/31/2009...........  $ 7.71102    $ 9.34622     5,340,354
   01/01/2010 to 12/31/2010...........  $ 9.34622    $10.19937     4,966,744
   01/01/2011 to 12/31/2011...........  $10.19937    $ 9.67688     4,542,358
   01/01/2012 to 12/31/2012...........  $ 9.67688    $10.61646     4,254,692
   01/01/2013 to 12/31/2013...........  $10.61646    $11.37944     3,915,392
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.13788    $10.58428     1,368,561
   01/01/2007 to 12/31/2007...........  $10.58428    $11.29528     3,903,585
   01/01/2008 to 12/31/2008...........  $11.29528    $ 7.72769     2,554,033
   01/01/2009 to 12/31/2009...........  $ 7.72769    $ 9.50522     2,631,431
   01/01/2010 to 12/31/2010...........  $ 9.50522    $10.53429     2,558,787
   01/01/2011 to 12/31/2011...........  $10.53429    $10.27926     2,262,521
   01/01/2012 to 12/31/2012...........  $10.27926    $11.38582     2,196,331
   01/01/2013 to 12/31/2013...........  $11.38582    $12.93477     2,217,586
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.64251    $11.68252             0
   01/01/2007 to 12/31/2007...........  $11.68252    $11.37272             0
   01/01/2008 to 12/31/2008...........  $11.37272    $ 7.23288             0
   01/01/2009 to 12/31/2009...........  $ 7.23288    $ 8.30244             0
   01/01/2010 to 12/31/2010...........  $ 8.30244    $ 9.21255             0
   01/01/2011 to 12/31/2011...........  $ 9.21255    $ 9.30016             0
   01/01/2012 to 05/04/2012...........  $ 9.30016    $10.07383             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.32057    $10.79817       782,409
   01/01/2007 to 12/31/2007...........  $10.79817    $11.47812     1,946,525
   01/01/2008 to 12/31/2008...........  $11.47812    $ 7.97618     1,971,294
   01/01/2009 to 12/31/2009...........  $ 7.97618    $ 9.58516     3,810,794
   01/01/2010 to 12/31/2010...........  $ 9.58516    $10.49278     3,664,363
   01/01/2011 to 12/31/2011...........  $10.49278    $10.10302     3,318,645
   01/01/2012 to 12/31/2012...........  $10.10302    $11.07499     3,064,089
   01/01/2013 to 12/31/2013...........  $11.07499    $12.69936     2,848,878
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99719    $ 9.11083     2,474,475
   01/01/2012 to 12/31/2012...........  $ 9.11083    $ 9.93582     2,389,612
   01/01/2013 to 12/31/2013...........  $ 9.93582    $10.73507     2,092,859
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99789    $10.43567           234
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93807    $ 9.57833             0
   01/01/2010 to 12/31/2010...........  $ 9.57833    $10.32295             0
   01/01/2011 to 12/31/2011...........  $10.32295    $11.03170             0
   01/01/2012 to 12/31/2012...........  $11.03170    $11.19933             0
   01/01/2013 to 12/31/2013...........  $11.19933    $10.84042             0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92250    $ 9.64411             0
   01/01/2010 to 12/31/2010...........  $ 9.64411    $10.45117             0
   01/01/2011 to 12/31/2011...........  $10.45117    $11.57013             0
   01/01/2012 to 12/31/2012...........  $11.57013    $11.92091             0
   01/01/2013 to 12/31/2013...........  $11.92091    $11.25352             0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90528    $ 9.54520             0
   01/01/2010 to 12/31/2010...........  $ 9.54520    $10.36029             0
   01/01/2011 to 12/31/2011...........  $10.36029    $11.71117             0
   01/01/2012 to 12/31/2012...........  $11.71117    $12.08262             0
   01/01/2013 to 12/31/2013...........  $12.08262    $11.20732             0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88399    $ 9.22108             0
   01/01/2010 to 12/31/2010...........  $ 9.22108    $10.05194             0
   01/01/2011 to 12/31/2011...........  $10.05194    $11.62746             0
   01/01/2012 to 12/31/2012...........  $11.62746    $12.04854             0
   01/01/2013 to 12/31/2013...........  $12.04854    $10.97798             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99719    $10.92600             0
   01/01/2011 to 12/31/2011...........  $10.92600    $12.81152         5,925
   01/01/2012 to 12/31/2012...........  $12.81152    $13.33473         2,589
   01/01/2013 to 12/31/2013...........  $13.33473    $12.08684             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99789    $11.93089              0
   01/01/2012 to 12/31/2012...........  $11.93089    $12.30799              0
   01/01/2013 to 12/31/2013...........  $12.30799    $10.82692              0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99719    $10.32109              0
   01/01/2013 to 12/31/2013...........  $10.32109    $ 9.03340              0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99859    $ 8.68401              0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.48881    $11.08024      6,134,343
   01/01/2007 to 12/31/2007...........  $11.08024    $11.84864     12,899,751
   01/01/2008 to 12/31/2008...........  $11.84864    $ 7.51325      9,444,127
   01/01/2009 to 12/31/2009...........  $ 7.51325    $ 9.17773      9,157,397
   01/01/2010 to 12/31/2010...........  $ 9.17773    $10.14170      8,749,377
   01/01/2011 to 12/31/2011...........  $10.14170    $ 9.64514      7,858,699
   01/01/2012 to 12/31/2012...........  $ 9.64514    $10.69033      7,444,928
   01/01/2013 to 12/31/2013...........  $10.69033    $12.78268      7,409,478
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99789    $11.57336              0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.04797    $15.89804              0
   01/01/2007 to 12/31/2007...........  $15.89804    $12.40393              0
   01/01/2008 to 12/31/2008...........  $12.40393    $ 7.85144              0
   01/01/2009 to 12/31/2009...........  $ 7.85144    $10.09561              0
   01/01/2010 to 12/31/2010...........  $10.09561    $12.66314              0
   01/01/2011 to 12/31/2011...........  $12.66314    $13.15625              0
   01/01/2012 to 12/31/2012...........  $13.15625    $14.79037              0
   01/01/2013 to 12/31/2013...........  $14.79037    $14.86716              0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.16544    $11.62528              0
   01/01/2007 to 12/31/2007...........  $11.62528    $ 9.31608              0
   01/01/2008 to 07/18/2008...........  $ 9.31608    $ 8.49360              0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99789    $ 9.62979              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.10235    $11.97093             0
   01/01/2007 to 12/31/2007...........  $11.97093    $12.97394             0
   01/01/2008 to 12/31/2008...........  $12.97394    $ 7.06930             0
   01/01/2009 to 12/31/2009...........  $ 7.06930    $ 9.14063             0
   01/01/2010 to 12/31/2010...........  $ 9.14063    $11.80880             0
   01/01/2011 to 12/31/2011...........  $11.80880    $10.00072             0
   01/01/2012 to 12/31/2012...........  $10.00072    $11.70340             0
   01/01/2013 to 12/31/2013...........  $11.70340    $16.06222             0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10336    $ 7.46143         2,119
   01/01/2009 to 12/31/2009...........  $ 7.46143    $ 8.81630         5,240
   01/01/2010 to 12/31/2010...........  $ 8.81630    $ 9.73785         6,040
   01/01/2011 to 12/31/2011...........  $ 9.73785    $ 9.25684         7,511
   01/01/2012 to 12/31/2012...........  $ 9.25684    $10.25208         7,343
   01/01/2013 to 12/31/2013...........  $10.25208    $11.91326        15,924
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03818    $10.50581       457,279
   01/01/2007 to 12/31/2007...........  $10.50581    $11.11430     1,405,209
   01/01/2008 to 12/31/2008...........  $11.11430    $ 7.09646       920,707
   01/01/2009 to 12/31/2009...........  $ 7.09646    $ 8.56628       920,292
   01/01/2010 to 12/31/2010...........  $ 8.56628    $ 9.54845       925,413
   01/01/2011 to 12/31/2011...........  $ 9.54845    $ 9.16683       794,303
   01/01/2012 to 12/31/2012...........  $ 9.16683    $ 9.88432       796,849
   01/01/2013 to 12/31/2013...........  $ 9.88432    $11.05591       782,903
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99790    $ 7.44243             0
   01/01/2009 to 11/13/2009...........  $ 7.44243    $ 8.25890             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99790    $10.68264        26,132
   01/01/2013 to 12/31/2013...........  $10.68264    $12.95997        30,759
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99789    $10.75020        22,559
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17457    $ 6.08835             0
   01/01/2009 to 12/31/2009...........  $ 6.08835    $ 8.01690             0
   01/01/2010 to 12/31/2010...........  $ 8.01690    $ 9.39223             0
   01/01/2011 to 12/31/2011...........  $ 9.39223    $ 8.69329             0
   01/01/2012 to 12/31/2012...........  $ 8.69329    $10.74374             0
   01/01/2013 to 12/31/2013...........  $10.74374    $10.92671             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.15968    $11.44914            0
   01/01/2007 to 12/31/2007...........  $11.44914    $12.71869            0
   01/01/2008 to 12/31/2008...........  $12.71869    $ 7.40406            0
   01/01/2009 to 12/31/2009...........  $ 7.40406    $10.78133            0
   01/01/2010 to 12/31/2010...........  $10.78133    $11.58925            0
   01/01/2011 to 12/31/2011...........  $11.58925    $10.84892            0
   01/01/2012 to 12/31/2012...........  $10.84892    $12.66343            0
   01/01/2013 to 12/31/2013...........  $12.66343    $16.01316            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.57528    $11.64751            0
   01/01/2007 to 12/31/2007...........  $11.64751    $11.93286            0
   01/01/2008 to 12/31/2008...........  $11.93286    $ 6.89760            0
   01/01/2009 to 12/31/2009...........  $ 6.89760    $ 8.01280            0
   01/01/2010 to 12/31/2010...........  $ 8.01280    $ 8.81621            0
   01/01/2011 to 12/31/2011...........  $ 8.81621    $ 8.11882            0
   01/01/2012 to 12/31/2012...........  $ 8.11882    $ 9.46892            0
   01/01/2013 to 12/31/2013...........  $ 9.46892    $12.32467            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04131    $10.87698            0
   01/01/2007 to 12/31/2007...........  $10.87698    $12.65087            0
   01/01/2008 to 12/31/2008...........  $12.65087    $ 7.30001            0
   01/01/2009 to 12/31/2009...........  $ 7.30001    $11.17735            0
   01/01/2010 to 12/31/2010...........  $11.17735    $13.05398            0
   01/01/2011 to 12/31/2011...........  $13.05398    $12.34479            0
   01/01/2012 to 12/31/2012...........  $12.34479    $14.39131            0
   01/01/2013 to 12/31/2013...........  $14.39131    $18.54217            0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08903    $ 7.56981       39,342
   01/01/2009 to 12/31/2009...........  $ 7.56981    $ 9.10315       88,021
   01/01/2010 to 12/31/2010...........  $ 9.10315    $ 9.90141       96,984
   01/01/2011 to 12/31/2011...........  $ 9.90141    $ 9.60198       96,529
   01/01/2012 to 12/31/2012...........  $ 9.60198    $10.30627       90,679
   01/01/2013 to 12/31/2013...........  $10.30627    $11.03163       62,874
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03278    $ 7.60811            0
   01/01/2009 to 12/31/2009...........  $ 7.60811    $ 9.40612            0
   01/01/2010 to 12/31/2010...........  $ 9.40612    $11.62192            0
   01/01/2011 to 12/31/2011...........  $11.62192    $11.47536            0
   01/01/2012 to 12/31/2012...........  $11.47536    $12.93883            0
   01/01/2013 to 12/31/2013...........  $12.93883    $17.50570            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.46311    $12.61910            0
   01/01/2007 to 12/31/2007...........  $12.61910    $12.44257            0
   01/01/2008 to 12/31/2008...........  $12.44257    $ 7.60334            0
   01/01/2009 to 12/31/2009...........  $ 7.60334    $ 8.76382            0
   01/01/2010 to 12/31/2010...........  $ 8.76382    $ 9.60457            0
   01/01/2011 to 12/31/2011...........  $ 9.60457    $ 9.31537            0
   01/01/2012 to 12/31/2012...........  $ 9.31537    $10.29569            0
   01/01/2013 to 12/31/2013...........  $10.29569    $13.50979            0
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.01816    $10.52499            0
   01/01/2007 to 12/31/2007...........  $10.52499    $10.51148            0
   01/01/2008 to 12/31/2008...........  $10.51148    $ 7.62797            0
   01/01/2009 to 12/31/2009...........  $ 7.62797    $10.07794            0
   01/01/2010 to 12/31/2010...........  $10.07794    $11.14859            0
   01/01/2011 to 12/31/2011...........  $11.14859    $11.21128            0
   01/01/2012 to 12/31/2012...........  $11.21128    $12.44281            0
   01/01/2013 to 12/31/2013...........  $12.44281    $12.99831            0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99141    $10.54240            0
   01/01/2007 to 12/31/2007...........  $10.54240    $12.23128            0
   01/01/2008 to 12/31/2008...........  $12.23128    $ 5.93261            0
   01/01/2009 to 12/31/2009...........  $ 5.93261    $ 7.82281            0
   01/01/2010 to 12/31/2010...........  $ 7.82281    $ 8.73008            0
   01/01/2011 to 12/31/2011...........  $ 8.73008    $ 7.40935            0
   01/01/2012 to 12/31/2012...........  $ 7.40935    $ 8.69206            0
   01/01/2013 to 12/31/2013...........  $ 8.69206    $10.08632            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00956    $10.80400            0
   01/01/2007 to 12/31/2007...........  $10.80400    $12.40342            0
   01/01/2008 to 12/31/2008...........  $12.40342    $ 6.76920            0
   01/01/2009 to 12/31/2009...........  $ 6.76920    $ 8.60978            0
   01/01/2010 to 12/31/2010...........  $ 8.60978    $ 9.32176            0
   01/01/2011 to 12/31/2011...........  $ 9.32176    $ 7.94553            0
   01/01/2012 to 12/31/2012...........  $ 7.94553    $ 9.03533            0
   01/01/2013 to 12/31/2013...........  $ 9.03533    $10.52073            0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11154    $ 7.09658        6,196
   01/01/2009 to 12/31/2009...........  $ 7.09658    $ 8.76123       16,564
   01/01/2010 to 12/31/2010...........  $ 8.76123    $ 9.71916       15,006
   01/01/2011 to 12/31/2011...........  $ 9.71916    $ 9.41929       17,541
   01/01/2012 to 12/31/2012...........  $ 9.41929    $10.42718       16,637
   01/01/2013 to 12/31/2013...........  $10.42718    $11.81773       15,484

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.02854    $12.65607            0
   01/01/2007 to 12/31/2007...........  $12.65607    $13.49800            0
   01/01/2008 to 12/31/2008...........  $13.49800    $ 7.71162            0
   01/01/2009 to 12/31/2009...........  $ 7.71162    $10.21306            0
   01/01/2010 to 12/31/2010...........  $10.21306    $10.66809            0
   01/01/2011 to 12/31/2011...........  $10.66809    $ 9.44664            0
   01/01/2012 to 12/31/2012...........  $ 9.44664    $11.22411            0
   01/01/2013 to 12/31/2013...........  $11.22411    $12.62013            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.86707    $11.42284            0
   01/01/2007 to 12/31/2007...........  $11.42284    $11.34807      172,983
   01/01/2008 to 12/31/2008...........  $11.34807    $ 9.11199      187,392
   01/01/2009 to 12/31/2009...........  $ 9.11199    $10.83664      228,004
   01/01/2010 to 12/31/2010...........  $10.83664    $11.33516      220,597
   01/01/2011 to 12/31/2011...........  $11.33516    $11.07413      196,417
   01/01/2012 to 12/31/2012...........  $11.07413    $11.95003      231,927
   01/01/2013 to 12/31/2013...........  $11.95003    $12.93222      231,672
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08328    $10.27840            0
   01/01/2010 to 12/31/2010...........  $10.27840    $11.15165            0
   01/01/2011 to 12/31/2011...........  $11.15165    $10.94139            0
   01/01/2012 to 12/31/2012...........  $10.94139    $12.28312            0
   01/01/2013 to 12/31/2013...........  $12.28312    $16.34106            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14466    $10.28818            0
   01/01/2010 to 12/31/2010...........  $10.28818    $11.40383            0
   01/01/2011 to 12/31/2011...........  $11.40383    $10.46250            0
   01/01/2012 to 12/31/2012...........  $10.46250    $11.54640            0
   01/01/2013 to 12/31/2013...........  $11.54640    $14.79091            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00615    $12.09868            0
   01/01/2007 to 12/31/2007...........  $12.09868    $11.43824            0
   01/01/2008 to 12/31/2008...........  $11.43824    $ 6.52259            0
   01/01/2009 to 12/31/2009...........  $ 6.52259    $ 7.59276            0
   01/01/2010 to 12/31/2010...........  $ 7.59276    $ 8.37420            0
   01/01/2011 to 12/31/2011...........  $ 8.37420    $ 7.82078            0
   01/01/2012 to 12/31/2012...........  $ 7.82078    $ 8.90939            0
   01/01/2013 to 12/31/2013...........  $ 8.90939    $12.14515            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07842    $11.31183         0
   01/01/2007 to 12/31/2007...........  $11.31183    $12.67336         0
   01/01/2008 to 12/31/2008...........  $12.67336    $ 6.95886         0
   01/01/2009 to 12/31/2009...........  $ 6.95886    $ 8.80096         0
   01/01/2010 to 12/31/2010...........  $ 8.80096    $10.27233         0
   01/01/2011 to 12/31/2011...........  $10.27233    $ 9.92091         0
   01/01/2012 to 12/31/2012...........  $ 9.92091    $10.85514         0
   01/01/2013 to 12/31/2013...........  $10.85514    $14.45360         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14267    $10.56925         0
   01/01/2007 to 12/31/2007...........  $10.56925    $10.92701         0
   01/01/2008 to 12/31/2008...........  $10.92701    $ 8.17355         0
   01/01/2009 to 12/31/2009...........  $ 8.17355    $10.72296         0
   01/01/2010 to 12/31/2010...........  $10.72296    $11.85333         0
   01/01/2011 to 12/31/2011...........  $11.85333    $12.72863         0
   01/01/2012 to 12/31/2012...........  $12.72863    $13.14117         0
   01/01/2013 to 12/31/2013...........  $13.14117    $12.55187         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.36813    $12.60029         0
   01/01/2007 to 12/31/2007...........  $12.60029    $13.43376         0
   01/01/2008 to 12/31/2008...........  $13.43376    $ 8.64258         0
   01/01/2009 to 12/31/2009...........  $ 8.64258    $11.07773         0
   01/01/2010 to 12/31/2010...........  $11.07773    $12.09781         0
   01/01/2011 to 12/31/2011...........  $12.09781    $11.42220         0
   01/01/2012 to 12/31/2012...........  $11.42220    $13.70149         0
   01/01/2013 to 12/31/2013...........  $13.70149    $17.04477         0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98250    $11.41513         0
   01/01/2007 to 12/31/2007...........  $11.41513    $12.80513         0
   01/01/2008 to 12/31/2008...........  $12.80513    $ 7.94948         0
   01/01/2009 to 12/31/2009...........  $ 7.94948    $ 9.63119         0
   01/01/2010 to 12/31/2010...........  $ 9.63119    $10.58722         0
   01/01/2011 to 12/31/2011...........  $10.58722    $10.25797         0
   01/01/2012 to 12/31/2012...........  $10.25797    $11.70562         0
   01/01/2013 to 12/31/2013...........  $11.70562    $15.59703         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99790    $10.16264         0
   01/01/2013 to 12/31/2013...........  $10.16264    $13.32293         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98514    $11.44280         0
   01/01/2007 to 12/31/2007...........  $11.44280    $11.45816         0
   01/01/2008 to 12/31/2008...........  $11.45816    $ 6.90971         0
   01/01/2009 to 12/31/2009...........  $ 6.90971    $ 9.35340         0
   01/01/2010 to 12/31/2010...........  $ 9.35340    $11.26882         0
   01/01/2011 to 12/31/2011...........  $11.26882    $10.60452         0
   01/01/2012 to 12/31/2012...........  $10.60452    $12.23817         0
   01/01/2013 to 12/31/2013...........  $12.23817    $15.79477         0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99907    $10.14778         0
   01/01/2007 to 12/31/2007...........  $10.14778    $10.37423         0
   01/01/2008 to 12/31/2008...........  $10.37423    $10.36497         0
   01/01/2009 to 12/31/2009...........  $10.36497    $10.12714         0
   01/01/2010 to 12/31/2010...........  $10.12714    $ 9.87290         0
   01/01/2011 to 12/31/2011...........  $ 9.87290    $ 9.62525         0
   01/01/2012 to 12/31/2012...........  $ 9.62525    $ 9.38159         0
   01/01/2013 to 12/31/2013...........  $ 9.38159    $ 9.14376         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.58777    $11.66305         0
   01/01/2007 to 12/31/2007...........  $11.66305    $11.72616         0
   01/01/2008 to 12/31/2008...........  $11.72616    $ 6.59897         0
   01/01/2009 to 12/31/2009...........  $ 6.59897    $ 9.04576         0
   01/01/2010 to 12/31/2010...........  $ 9.04576    $10.88298         0
   01/01/2011 to 12/31/2011...........  $10.88298    $10.34401         0
   01/01/2012 to 12/31/2012...........  $10.34401    $11.80816         0
   01/01/2013 to 12/31/2013...........  $11.80816    $16.34391         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02780    $10.05508         0
   01/01/2012 to 12/31/2012...........  $10.05508    $10.27731         0
   01/01/2013 to 12/31/2013...........  $10.27731    $ 9.73302         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.28836    $12.50869         0
   01/01/2007 to 12/31/2007...........  $12.50869    $14.89685         0
   01/01/2008 to 12/31/2008...........  $14.89685    $ 8.24901         0
   01/01/2009 to 12/31/2009...........  $ 8.24901    $10.43501         0
   01/01/2010 to 12/31/2010...........  $10.43501    $13.08739         0
   01/01/2011 to 12/31/2011...........  $13.08739    $12.97147         0
   01/01/2012 to 12/31/2012...........  $12.97147    $14.20763         0
   01/01/2013 to 12/31/2013...........  $14.20763    $18.36351         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.43147    $10.75030         0
   01/01/2007 to 12/31/2007...........  $10.75030    $12.43714         0
   01/01/2008 to 12/31/2008...........  $12.43714    $ 6.96509         0
   01/01/2009 to 12/31/2009...........  $ 6.96509    $ 8.32028         0
   01/01/2010 to 12/31/2010...........  $ 8.32028    $ 9.75334         0
   01/01/2011 to 04/29/2011...........  $ 9.75334    $10.90778         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99790    $10.26066             0
   01/01/2013 to 12/31/2013...........  $10.26066    $11.89216        14,084
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10064    $ 5.55106             0
   01/01/2009 to 12/31/2009...........  $ 5.55106    $ 9.00901             0
   01/01/2010 to 12/31/2010...........  $ 9.00901    $10.73627             0
   01/01/2011 to 12/31/2011...........  $10.73627    $ 8.34306             0
   01/01/2012 to 12/31/2012...........  $ 8.34306    $ 9.58911             0
   01/01/2013 to 12/31/2013...........  $ 9.58911    $ 9.36678             0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97191    $10.10175             0
   01/01/2007 to 12/31/2007...........  $10.10175    $10.51371             0
   01/01/2008 to 12/31/2008...........  $10.51371    $10.36152             0
   01/01/2009 to 12/31/2009...........  $10.36152    $11.13203             0
   01/01/2010 to 12/31/2010...........  $11.13203    $11.27296             0
   01/01/2011 to 12/31/2011...........  $11.27296    $11.23479             0
   01/01/2012 to 12/31/2012...........  $11.23479    $11.46375             0
   01/01/2013 to 12/31/2013...........  $11.46375    $10.93039             0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97054    $10.24133             0
   01/01/2007 to 12/31/2007...........  $10.24133    $10.80967             0
   01/01/2008 to 12/31/2008...........  $10.80967    $10.29762             0
   01/01/2009 to 12/31/2009...........  $10.29762    $11.69541             0
   01/01/2010 to 12/31/2010...........  $11.69541    $12.27880             0
   01/01/2011 to 12/31/2011...........  $12.27880    $12.34857             0
   01/01/2012 to 12/31/2012...........  $12.34857    $13.15703             0
   01/01/2013 to 12/31/2013...........  $13.15703    $12.58798             0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.17217    $10.55495       166,747
   01/01/2007 to 12/31/2007...........  $10.55495    $11.18302       772,514
   01/01/2008 to 12/31/2008...........  $11.18302    $ 8.77568     1,265,705
   01/01/2009 to 12/31/2009...........  $ 8.77568    $10.26727     1,754,810
   01/01/2010 to 12/31/2010...........  $10.26727    $11.06512     1,778,982
   01/01/2011 to 12/31/2011...........  $11.06512    $10.89260     1,733,599
   01/01/2012 to 12/31/2012...........  $10.89260    $11.71739     1,710,245
   01/01/2013 to 12/31/2013...........  $11.71739    $12.47251     1,328,022
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01781    $10.05496             0
   01/01/2012 to 12/31/2012...........  $10.05496    $10.49653             0
   01/01/2013 to 12/31/2013...........  $10.49653    $ 9.99383             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.15781    $10.40773       619,984
   01/01/2007 to 12/31/2007...........  $10.40773    $11.30062     2,237,900
   01/01/2008 to 12/31/2008...........  $11.30062    $ 6.53007     1,392,225
   01/01/2009 to 12/31/2009...........  $ 6.53007    $ 8.01775     1,343,948
   01/01/2010 to 12/31/2010...........  $ 8.01775    $ 9.30092     1,383,564
   01/01/2011 to 12/31/2011...........  $ 9.30092    $ 8.50216     1,277,373
   01/01/2012 to 12/31/2012...........  $ 8.50216    $ 9.35706     1,188,252
   01/01/2013 to 12/31/2013...........  $ 9.35706    $10.67269     1,173,804
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.56932    $11.33031             0
   01/01/2007 to 12/31/2007...........  $11.33031    $11.27163             0
   01/01/2008 to 12/31/2008...........  $11.27163    $ 6.73222             0
   01/01/2009 to 12/31/2009...........  $ 6.73222    $ 7.99353             0
   01/01/2010 to 12/31/2010...........  $ 7.99353    $ 8.96355             0
   01/01/2011 to 12/31/2011...........  $ 8.96355    $ 9.03879             0
   01/01/2012 to 12/31/2012...........  $ 9.03879    $10.46595             0
   01/01/2013 to 12/31/2013...........  $10.46595    $13.50876             0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99789    $ 8.84605             0
   01/01/2012 to 12/31/2012...........  $ 8.84605    $ 9.75590             0
   01/01/2013 to 12/31/2013...........  $ 9.75590    $11.63835             0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08085    $ 7.30220        24,715
   01/01/2009 to 12/31/2009...........  $ 7.30220    $ 8.78175        30,211
   01/01/2010 to 12/31/2010...........  $ 8.78175    $ 9.57936        61,002
   01/01/2011 to 12/31/2011...........  $ 9.57936    $ 9.16732        75,383
   01/01/2012 to 12/31/2012...........  $ 9.16732    $ 9.85326        94,664
   01/01/2013 to 12/31/2013...........  $ 9.85326    $10.79820       100,549
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09903    $ 6.65711        37,764
   01/01/2009 to 12/31/2009...........  $ 6.65711    $ 8.23055       159,840
   01/01/2010 to 12/31/2010...........  $ 8.23055    $ 9.17263       141,896
   01/01/2011 to 12/31/2011...........  $ 9.17263    $ 8.72704       202,628
   01/01/2012 to 12/31/2012...........  $ 8.72704    $ 9.85815       184,213
   01/01/2013 to 12/31/2013...........  $ 9.85815    $11.34355       177,610

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39907    $10.94561             0
   01/01/2007 to 12/31/2007...........  $10.94561    $11.61823       113,579
   01/01/2008 to 12/31/2008...........  $11.61823    $ 7.90477        72,457
   01/01/2009 to 12/31/2009...........  $ 7.90477    $ 9.81658       227,919
   01/01/2010 to 12/31/2010...........  $ 9.81658    $10.69791       150,752
   01/01/2011 to 12/31/2011...........  $10.69791    $10.07466       254,988
   01/01/2012 to 12/31/2012...........  $10.07466    $10.91260       199,504
   01/01/2013 to 12/31/2013...........  $10.91260    $12.16777       217,316
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90437    $ 9.85358             0
   01/01/2007 to 12/31/2007...........  $ 9.85358    $10.28924             0
   01/01/2008 to 12/31/2008...........  $10.28924    $ 6.51838             0
   01/01/2009 to 12/31/2009...........  $ 6.51838    $ 8.50739             0
   01/01/2010 to 12/31/2010...........  $ 8.50739    $11.31160             0
   01/01/2011 to 12/31/2011...........  $11.31160    $10.91739             0
   01/01/2012 to 12/31/2012...........  $10.91739    $11.93578             0
   01/01/2013 to 12/31/2013...........  $11.93578    $15.72530             0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.88000    $12.36528             0
   01/01/2007 to 12/31/2007...........  $12.36528    $11.37429             0
   01/01/2008 to 12/31/2008...........  $11.37429    $ 7.79129             0
   01/01/2009 to 12/31/2009...........  $ 7.79129    $ 9.64417             0
   01/01/2010 to 12/31/2010...........  $ 9.64417    $11.84338             0
   01/01/2011 to 12/31/2011...........  $11.84338    $10.85372             0
   01/01/2012 to 12/31/2012...........  $10.85372    $12.49936             0
   01/01/2013 to 12/31/2013...........  $12.49936    $16.73923             0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63175    $11.27006        29,105
   01/01/2007 to 12/31/2007...........  $11.27006    $11.67732     1,552,226
   01/01/2008 to 12/31/2008...........  $11.67732    $ 8.42839       933,340
   01/01/2009 to 12/31/2009...........  $ 8.42839    $10.19780     1,030,357
   01/01/2010 to 12/31/2010...........  $10.19780    $11.08597     1,003,773
   01/01/2011 to 12/31/2011...........  $11.08597    $11.01988       905,933
   01/01/2012 to 12/31/2012...........  $11.01988    $12.18975       958,380
   01/01/2013 to 12/31/2013...........  $12.18975    $13.88084       943,737
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.94536    $12.10594             0
   01/01/2007 to 12/31/2007...........  $12.10594    $11.37667             0
   01/01/2008 to 12/31/2008...........  $11.37667    $ 6.44374             0
   01/01/2009 to 12/31/2009...........  $ 6.44374    $ 7.77499             0
   01/01/2010 to 12/31/2010...........  $ 7.77499    $ 8.58166             0
   01/01/2011 to 12/31/2011...........  $ 8.58166    $ 8.22731             0
   01/01/2012 to 12/31/2012...........  $ 8.22731    $ 9.40178             0
   01/01/2013 to 12/31/2013...........  $ 9.40178    $11.88387             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93941    $10.40395            0
   01/01/2007 to 12/31/2007...........  $10.40395    $10.97374            0
   01/01/2008 to 12/31/2008...........  $10.97374    $ 6.35637            0
   01/01/2009 to 12/31/2009...........  $ 6.35637    $ 9.50196            0
   01/01/2010 to 12/31/2010...........  $ 9.50196    $10.72546            0
   01/01/2011 to 12/31/2011...........  $10.72546    $10.27681            0
   01/01/2012 to 12/31/2012...........  $10.27681    $11.77710            0
   01/01/2013 to 12/31/2013...........  $11.77710    $16.53249            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.66737    $13.15868            0
   01/01/2007 to 12/31/2007...........  $13.15868    $18.01835            0
   01/01/2008 to 12/31/2008...........  $18.01835    $ 8.78274            0
   01/01/2009 to 12/31/2009...........  $ 8.78274    $12.78441            0
   01/01/2010 to 12/31/2010...........  $12.78441    $15.00925            0
   01/01/2011 to 12/31/2011...........  $15.00925    $12.44682            0
   01/01/2012 to 12/31/2012...........  $12.44682    $12.56960            0
   01/01/2013 to 12/31/2013...........  $12.56960    $14.13536            0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.48076    $ 9.71544            0
   01/01/2007 to 12/31/2007...........  $ 9.71544    $10.38123            0
   01/01/2008 to 12/31/2008...........  $10.38123    $ 9.87172            0
   01/01/2009 to 12/31/2009...........  $ 9.87172    $10.78731            0
   01/01/2010 to 12/31/2010...........  $10.78731    $11.11776            0
   01/01/2011 to 12/31/2011...........  $11.11776    $11.28339            0
   01/01/2012 to 12/31/2012...........  $11.28339    $11.57172            0
   01/01/2013 to 12/31/2013...........  $11.57172    $10.85518            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.60755    $11.26518            0
   01/01/2007 to 12/31/2007...........  $11.26518    $12.02763            0
   01/01/2008 to 12/31/2008...........  $12.02763    $ 6.76059            0
   01/01/2009 to 12/31/2009...........  $ 6.76059    $ 8.46271            0
   01/01/2010 to 12/31/2010...........  $ 8.46271    $ 9.45557            0
   01/01/2011 to 12/31/2011...........  $ 9.45557    $ 8.89776       13,740
   01/01/2012 to 12/31/2012...........  $ 8.89776    $ 9.62642       14,109
   01/01/2013 to 12/31/2013...........  $ 9.62642    $11.30623      216,699
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99789    $ 9.96843            0
   01/01/2008 to 12/31/2008...........  $ 9.96843    $ 9.20943            0
   01/01/2009 to 12/31/2009...........  $ 9.20943    $10.02000            0
   01/01/2010 to 12/31/2010...........  $10.02000    $10.52764            0
   01/01/2011 to 12/31/2011...........  $10.52764    $10.87967            0
   01/01/2012 to 12/31/2012...........  $10.87967    $11.43628            0
   01/01/2013 to 12/31/2013...........  $11.43628    $10.98006            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07786    $ 6.60266        8,993
   01/01/2009 to 12/31/2009...........  $ 6.60266    $ 8.37009       16,855
   01/01/2010 to 12/31/2010...........  $ 8.37009    $ 8.99346       28,325
   01/01/2011 to 12/31/2011...........  $ 8.99346    $ 8.61933       42,650
   01/01/2012 to 09/21/2012...........  $ 8.61933    $ 9.59327            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08874    $ 7.62474            0
   01/01/2009 to 12/31/2009...........  $ 7.62474    $ 9.03424            0
   01/01/2010 to 12/31/2010...........  $ 9.03424    $10.33411            0
   01/01/2011 to 12/31/2011...........  $10.33411    $10.77243            0
   01/01/2012 to 12/31/2012...........  $10.77243    $11.63897            0
   01/01/2013 to 12/31/2013...........  $11.63897    $14.57162            0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26776    $ 6.99943            0
   01/01/2009 to 12/31/2009...........  $ 6.99943    $ 8.92347            0
   01/01/2010 to 12/31/2010...........  $ 8.92347    $10.55787            0
   01/01/2011 to 12/31/2011...........  $10.55787    $10.85662            0
   01/01/2012 to 12/31/2012...........  $10.85662    $12.91934            0
   01/01/2013 to 12/31/2013...........  $12.91934    $17.61232            0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38545    $ 5.23966            0
   01/01/2009 to 12/31/2009...........  $ 5.23966    $ 5.87327            0
   01/01/2010 to 12/31/2010...........  $ 5.87327    $ 6.35017            0
   01/01/2011 to 12/31/2011...........  $ 6.35017    $ 5.33326            0
   01/01/2012 to 12/31/2012...........  $ 5.33326    $ 6.48325            0
   01/01/2013 to 12/31/2013...........  $ 6.48325    $ 8.34604            0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15167    $ 8.28538            0
   01/01/2009 to 12/31/2009...........  $ 8.28538    $ 9.65467            0
   01/01/2010 to 12/31/2010...........  $ 9.65467    $ 9.67767            0
   01/01/2011 to 12/31/2011...........  $ 9.67767    $10.38680            0
   01/01/2012 to 12/31/2012...........  $10.38680    $11.88503            0
   01/01/2013 to 12/31/2013...........  $11.88503    $16.18963            0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16518    $ 6.05952            0
   01/01/2009 to 12/31/2009...........  $ 6.05952    $ 7.32920            0
   01/01/2010 to 12/31/2010...........  $ 7.32920    $ 8.84011            0
   01/01/2011 to 12/31/2011...........  $ 8.84011    $ 8.46264            0
   01/01/2012 to 12/31/2012...........  $ 8.46264    $ 9.55084            0
   01/01/2013 to 12/31/2013...........  $ 9.55084    $12.86380            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11041    $ 6.67544         0
   01/01/2009 to 12/31/2009...........  $ 6.67544    $ 8.44082         0
   01/01/2010 to 12/31/2010...........  $ 8.44082    $ 9.31162         0
   01/01/2011 to 12/31/2011...........  $ 9.31162    $ 9.36011         0
   01/01/2012 to 12/31/2012...........  $ 9.36011    $10.28272         0
   01/01/2013 to 12/31/2013...........  $10.28272    $13.09554         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24119    $ 6.23331         0
   01/01/2009 to 12/31/2009...........  $ 6.23331    $ 7.25798         0
   01/01/2010 to 12/31/2010...........  $ 7.25798    $ 7.98625         0
   01/01/2011 to 12/31/2011...........  $ 7.98625    $ 7.68458         0
   01/01/2012 to 12/31/2012...........  $ 7.68458    $ 8.64434         0
   01/01/2013 to 12/31/2013...........  $ 8.64434    $10.94390         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07219    $ 6.16181         0
   01/01/2009 to 12/31/2009...........  $ 6.16181    $ 8.30678         0
   01/01/2010 to 12/31/2010...........  $ 8.30678    $10.39723         0
   01/01/2011 to 12/31/2011...........  $10.39723    $ 9.84090         0
   01/01/2012 to 12/31/2012...........  $ 9.84090    $11.06623         0
   01/01/2013 to 12/31/2013...........  $11.06623    $14.07819         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18816    $ 6.42458         0
   01/01/2009 to 12/31/2009...........  $ 6.42458    $ 8.19475         0
   01/01/2010 to 12/31/2010...........  $ 8.19475    $ 9.62061         0
   01/01/2011 to 12/31/2011...........  $ 9.62061    $ 9.00918         0
   01/01/2012 to 12/31/2012...........  $ 9.00918    $10.23496         0
   01/01/2013 to 12/31/2013...........  $10.23496    $13.18371         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25866    $ 5.48418         0
   01/01/2009 to 12/31/2009...........  $ 5.48418    $ 6.83636         0
   01/01/2010 to 12/31/2010...........  $ 6.83636    $ 8.30850         0
   01/01/2011 to 12/31/2011...........  $ 8.30850    $ 8.48300         0
   01/01/2012 to 12/31/2012...........  $ 8.48300    $ 9.68740         0
   01/01/2013 to 12/31/2013...........  $ 9.68740    $ 9.45055         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11331    $ 6.76798         0
   01/01/2009 to 12/31/2009...........  $ 6.76798    $ 8.32259         0
   01/01/2010 to 12/31/2010...........  $ 8.32259    $10.19851         0
   01/01/2011 to 12/31/2011...........  $10.19851    $10.06782         0
   01/01/2012 to 12/31/2012...........  $10.06782    $11.03698         0
   01/01/2013 to 12/31/2013...........  $11.03698    $15.10618         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22831    $ 7.13514         0
   01/01/2009 to 12/31/2009...........  $ 7.13514    $ 8.37312         0
   01/01/2010 to 12/31/2010...........  $ 8.37312    $ 9.96486         0
   01/01/2011 to 12/31/2011...........  $ 9.96486    $ 9.31430         0
   01/01/2012 to 12/31/2012...........  $ 9.31430    $10.54444         0
   01/01/2013 to 12/31/2013...........  $10.54444    $14.14945         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27788    $ 7.22415         0
   01/01/2009 to 12/31/2009...........  $ 7.22415    $ 7.55643         0
   01/01/2010 to 12/31/2010...........  $ 7.55643    $ 8.52047         0
   01/01/2011 to 12/31/2011...........  $ 8.52047    $ 8.46005         0
   01/01/2012 to 12/31/2012...........  $ 8.46005    $ 9.60712         0
   01/01/2013 to 12/31/2013...........  $ 9.60712    $10.49380         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09834    $ 7.17118         0
   01/01/2009 to 12/31/2009...........  $ 7.17118    $ 7.73976         0
   01/01/2010 to 12/31/2010...........  $ 7.73976    $ 7.99261         0
   01/01/2011 to 12/31/2011...........  $ 7.99261    $ 9.15468         0
   01/01/2012 to 12/31/2012...........  $ 9.15468    $ 8.93472         0
   01/01/2013 to 12/31/2013...........  $ 8.93472    $ 9.86768         0

* Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08004    $10.91282      129,445
   01/01/2008 to 12/31/2008...........  $10.91282    $ 7.36563      142,405
   01/01/2009 to 12/31/2009...........  $ 7.36563    $ 9.06905       85,377
   01/01/2010 to 12/31/2010...........  $ 9.06905    $10.05357       99,862
   01/01/2011 to 12/31/2011...........  $10.05357    $ 9.68945      172,922
   01/01/2012 to 12/31/2012...........  $ 9.68945    $10.79903      187,764
   01/01/2013 to 12/31/2013...........  $10.79903    $11.75851      169,163
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07305    $10.83452            0
   01/01/2008 to 12/31/2008...........  $10.83452    $ 7.53017            0
   01/01/2009 to 12/31/2009...........  $ 7.53017    $ 9.40896            0
   01/01/2010 to 12/31/2010...........  $ 9.40896    $10.59254            0
   01/01/2011 to 12/31/2011...........  $10.59254    $10.49952       36,272
   01/01/2012 to 12/31/2012...........  $10.49952    $11.81435       79,091
   01/01/2013 to 12/31/2013...........  $11.81435    $13.63409      158,790
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12345    $10.18301            0
   01/01/2008 to 12/31/2008...........  $10.18301    $ 6.57914            0
   01/01/2009 to 12/31/2009...........  $ 6.57914    $ 7.67177        3,699
   01/01/2010 to 12/31/2010...........  $ 7.67177    $ 8.64764        4,096
   01/01/2011 to 12/31/2011...........  $ 8.64764    $ 8.86776        4,581
   01/01/2012 to 05/04/2012...........  $ 8.86776    $ 9.65752            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07151    $10.86097        3,120
   01/01/2008 to 12/31/2008...........  $10.86097    $ 7.66698      166,425
   01/01/2009 to 12/31/2009...........  $ 7.66698    $ 9.35958      160,708
   01/01/2010 to 12/31/2010...........  $ 9.35958    $10.40804      226,307
   01/01/2011 to 12/31/2011...........  $10.40804    $10.17985      366,569
   01/01/2012 to 12/31/2012...........  $10.17985    $11.33645      524,542
   01/01/2013 to 12/31/2013...........  $11.33645    $13.20498      566,259

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 9.20827            0
   01/01/2012 to 12/31/2012...........  $ 9.20827    $10.20156            0
   01/01/2013 to 12/31/2013...........  $10.20156    $11.19672            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $10.54820            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09687    $11.01224       40,327
   01/01/2008 to 12/31/2008...........  $11.01224    $ 7.09376       47,327
   01/01/2009 to 12/31/2009...........  $ 7.09376    $ 8.80257       75,060
   01/01/2010 to 12/31/2010...........  $ 8.80257    $ 9.88109       85,112
   01/01/2011 to 12/31/2011...........  $ 9.88109    $ 9.54594      115,629
   01/01/2012 to 12/31/2012...........  $ 9.54594    $10.74833       85,759
   01/01/2013 to 12/31/2013...........  $10.74833    $13.05551      147,135
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99918    $11.72984            0
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10286    $ 7.81223        2,528
   01/01/2008 to 12/31/2008...........  $ 7.81223    $ 5.02371        2,463
   01/01/2009 to 12/31/2009...........  $ 5.02371    $ 6.56219        2,370
   01/01/2010 to 12/31/2010...........  $ 6.56219    $ 8.36127        3,255
   01/01/2011 to 12/31/2011...........  $ 8.36127    $ 8.82419        4,845
   01/01/2012 to 12/31/2012...........  $ 8.82419    $10.07765       33,808
   01/01/2013 to 12/31/2013...........  $10.07765    $10.29050       28,693
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09789    $ 8.33201            0
   01/01/2008 to 07/18/2008...........  $ 8.33201    $ 7.66199            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $ 9.73366            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10254    $10.91958            0
   01/01/2008 to 12/31/2008...........  $10.91958    $ 6.04442            0
   01/01/2009 to 12/31/2009...........  $ 6.04442    $ 7.93932        3,166
   01/01/2010 to 12/31/2010...........  $ 7.93932    $10.41905        2,949
   01/01/2011 to 12/31/2011...........  $10.41905    $ 8.96343        2,264
   01/01/2012 to 12/31/2012...........  $ 8.96343    $10.65604        9,161
   01/01/2013 to 12/31/2013...........  $10.65604    $14.85632       15,705

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057            0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05097            0
   01/01/2010 to 12/31/2010...........  $ 9.05097    $10.15522            0
   01/01/2011 to 12/31/2011...........  $10.15522    $ 9.80622       17,951
   01/01/2012 to 12/31/2012...........  $ 9.80622    $11.03284       39,447
   01/01/2013 to 12/31/2013...........  $11.03284    $13.02361       48,832
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07381    $10.77036        7,255
   01/01/2008 to 12/31/2008...........  $10.77036    $ 6.98618       42,388
   01/01/2009 to 12/31/2009...........  $ 6.98618    $ 8.56682       35,985
   01/01/2010 to 12/31/2010...........  $ 8.56682    $ 9.70021       34,782
   01/01/2011 to 12/31/2011...........  $ 9.70021    $ 9.45972       70,843
   01/01/2012 to 12/31/2012...........  $ 9.45972    $10.36217      125,844
   01/01/2013 to 12/31/2013...........  $10.36217    $11.77393      141,532
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49594        5,059
   01/01/2009 to 11/13/2009...........  $ 7.49594    $ 8.43273            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.79695       47,791
   01/01/2013 to 12/31/2013...........  $10.79695    $13.30615       44,057
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $10.86599            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13224            0
   01/01/2009 to 12/31/2009...........  $ 6.13224    $ 8.20276          146
   01/01/2010 to 12/31/2010...........  $ 8.20276    $ 9.76197          137
   01/01/2011 to 12/31/2011...........  $ 9.76197    $ 9.17833          541
   01/01/2012 to 12/31/2012...........  $ 9.17833    $11.52315        1,910
   01/01/2013 to 12/31/2013...........  $11.52315    $11.90508        5,835
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09100    $11.53628        4,723
   01/01/2008 to 12/31/2008...........  $11.53628    $ 6.82244        4,600
   01/01/2009 to 12/31/2009...........  $ 6.82244    $10.09167        4,428
   01/01/2010 to 12/31/2010...........  $10.09167    $11.01965        5,277
   01/01/2011 to 12/31/2011...........  $11.01965    $10.47885        6,194
   01/01/2012 to 12/31/2012...........  $10.47885    $12.42563       13,645
   01/01/2013 to 12/31/2013...........  $12.42563    $15.96125       24,620

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11632    $10.62005            0
   01/01/2008 to 12/31/2008...........  $10.62005    $ 6.23634            0
   01/01/2009 to 12/31/2009...........  $ 6.23634    $ 7.35950        6,458
   01/01/2010 to 12/31/2010...........  $ 7.35950    $ 8.22556        5,948
   01/01/2011 to 12/31/2011...........  $ 8.22556    $ 7.69478        7,670
   01/01/2012 to 12/31/2012...........  $ 7.69478    $ 9.11684       17,500
   01/01/2013 to 12/31/2013...........  $ 9.11684    $12.05440       27,352
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09800    $11.48986        1,492
   01/01/2008 to 12/31/2008...........  $11.48986    $ 6.73541            0
   01/01/2009 to 12/31/2009...........  $ 6.73541    $10.47635          231
   01/01/2010 to 12/31/2010...........  $10.47635    $12.42903          782
   01/01/2011 to 12/31/2011...........  $12.42903    $11.93976        1,490
   01/01/2012 to 12/31/2012...........  $11.93976    $14.14015       10,307
   01/01/2013 to 12/31/2013...........  $14.14015    $18.50694       16,778
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64998          744
   01/01/2009 to 12/31/2009...........  $ 7.64998    $ 9.34543        2,369
   01/01/2010 to 12/31/2010...........  $ 9.34543    $10.32606        7,551
   01/01/2011 to 12/31/2011...........  $10.32606    $10.17206       13,151
   01/01/2012 to 12/31/2012...........  $10.17206    $11.09154       67,208
   01/01/2013 to 12/31/2013...........  $11.09154    $12.06017       27,028
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66279          431
   01/01/2009 to 12/31/2009...........  $ 7.66279    $ 9.62383          517
   01/01/2010 to 12/31/2010...........  $ 9.62383    $12.07909        1,114
   01/01/2011 to 12/31/2011...........  $12.07909    $12.11532        1,906
   01/01/2012 to 12/31/2012...........  $12.11532    $13.87726        4,328
   01/01/2013 to 12/31/2013...........  $13.87726    $19.07270       10,593
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11154    $10.19617        2,976
   01/01/2008 to 12/31/2008...........  $10.19617    $ 6.32963            0
   01/01/2009 to 12/31/2009...........  $ 6.32963    $ 7.41124            0
   01/01/2010 to 12/31/2010...........  $ 7.41124    $ 8.25078            0
   01/01/2011 to 12/31/2011...........  $ 8.25078    $ 8.12903        4,250
   01/01/2012 to 12/31/2012...........  $ 8.12903    $ 9.12709       14,114
   01/01/2013 to 12/31/2013...........  $ 9.12709    $12.16608       25,451
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.96607            0
   01/01/2008 to 12/31/2008...........  $ 9.96607    $ 7.34697            0
   01/01/2009 to 12/31/2009...........  $ 7.34697    $ 9.86035        3,032
   01/01/2010 to 12/31/2010...........  $ 9.86035    $11.08074       18,004
   01/01/2011 to 12/31/2011...........  $11.08074    $11.31919       24,364
   01/01/2012 to 12/31/2012...........  $11.31919    $12.76194       53,227
   01/01/2013 to 12/31/2013...........  $12.76194    $13.54280       47,007

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.15948    $12.05201            0
   01/01/2008 to 12/31/2008...........  $12.05201    $ 5.93863            0
   01/01/2009 to 12/31/2009...........  $ 5.93863    $ 7.95483          448
   01/01/2010 to 12/31/2010...........  $ 7.95483    $ 9.01789          458
   01/01/2011 to 12/31/2011...........  $ 9.01789    $ 7.77483          437
   01/01/2012 to 12/31/2012...........  $ 7.77483    $ 9.26557        8,321
   01/01/2013 to 12/31/2013...........  $ 9.26557    $10.92201       15,690
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12617    $11.65068            0
   01/01/2008 to 12/31/2008...........  $11.65068    $ 6.45950            0
   01/01/2009 to 12/31/2009...........  $ 6.45950    $ 8.34615            0
   01/01/2010 to 12/31/2010...........  $ 8.34615    $ 9.17929          607
   01/01/2011 to 12/31/2011...........  $ 9.17929    $ 7.94794        1,773
   01/01/2012 to 12/31/2012...........  $ 7.94794    $ 9.18156        3,131
   01/01/2013 to 12/31/2013...........  $ 9.18156    $10.86035        7,431
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17178            0
   01/01/2009 to 12/31/2009...........  $ 7.17178    $ 8.99427            0
   01/01/2010 to 12/31/2010...........  $ 8.99427    $10.13569            0
   01/01/2011 to 12/31/2011...........  $10.13569    $ 9.97825        1,208
   01/01/2012 to 12/31/2012...........  $ 9.97825    $11.22134       27,647
   01/01/2013 to 12/31/2013...........  $11.22134    $12.91910       27,963
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.14435    $10.97941        2,000
   01/01/2008 to 12/31/2008...........  $10.97941    $ 6.37232        7,415
   01/01/2009 to 12/31/2009...........  $ 6.37232    $ 8.57302       10,158
   01/01/2010 to 12/31/2010...........  $ 8.57302    $ 9.09678       10,379
   01/01/2011 to 12/31/2011...........  $ 9.09678    $ 8.18270       11,011
   01/01/2012 to 12/31/2012...........  $ 8.18270    $ 9.87658       14,182
   01/01/2013 to 12/31/2013...........  $ 9.87658    $11.28094       28,745
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08054    $10.17383            0
   01/01/2008 to 12/31/2008...........  $10.17383    $ 8.29858       10,258
   01/01/2009 to 12/31/2009...........  $ 8.29858    $10.02568       41,174
   01/01/2010 to 12/31/2010...........  $10.02568    $10.65289       41,076
   01/01/2011 to 12/31/2011...........  $10.65289    $10.57215       44,156
   01/01/2012 to 12/31/2012...........  $10.57215    $11.58947       68,595
   01/01/2013 to 12/31/2013...........  $11.58947    $12.74066       67,156

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29963            0
   01/01/2010 to 12/31/2010...........  $10.29963    $11.35164            0
   01/01/2011 to 12/31/2011...........  $11.35164    $11.31377            0
   01/01/2012 to 12/31/2012...........  $11.31377    $12.90295          518
   01/01/2013 to 12/31/2013...........  $12.90295    $17.43738        5,435
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30944            0
   01/01/2010 to 12/31/2010...........  $10.30944    $11.60815          678
   01/01/2011 to 12/31/2011...........  $11.60815    $10.81845        1,493
   01/01/2012 to 12/31/2012...........  $10.81845    $12.12874        1,675
   01/01/2013 to 12/31/2013...........  $12.12874    $15.78294        5,326
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11587    $ 9.84473            0
   01/01/2008 to 12/31/2008...........  $ 9.84473    $ 5.70314            0
   01/01/2009 to 12/31/2009...........  $ 5.70314    $ 6.74404            0
   01/01/2010 to 12/31/2010...........  $ 6.74404    $ 7.55590          197
   01/01/2011 to 12/31/2011...........  $ 7.55590    $ 7.16817        1,094
   01/01/2012 to 12/31/2012...........  $ 7.16817    $ 8.29561       14,852
   01/01/2013 to 12/31/2013...........  $ 8.29561    $11.48738       31,898
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13199    $11.47337        2,345
   01/01/2008 to 12/31/2008...........  $11.47337    $ 6.40005            0
   01/01/2009 to 12/31/2009...........  $ 6.40005    $ 8.22241        6,687
   01/01/2010 to 12/31/2010...........  $ 8.22241    $ 9.74903        6,413
   01/01/2011 to 12/31/2011...........  $ 9.74903    $ 9.56442        5,154
   01/01/2012 to 12/31/2012...........  $ 9.56442    $10.63120       48,310
   01/01/2013 to 12/31/2013...........  $10.63120    $14.37959       35,153
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.02439    $10.32185            0
   01/01/2008 to 12/31/2008...........  $10.32185    $ 7.84324            0
   01/01/2009 to 12/31/2009...........  $ 7.84324    $10.45274        5,287
   01/01/2010 to 12/31/2010...........  $10.45274    $11.73757        4,794
   01/01/2011 to 12/31/2011...........  $11.73757    $12.80336        8,496
   01/01/2012 to 12/31/2012...........  $12.80336    $13.42818       77,961
   01/01/2013 to 12/31/2013...........  $13.42818    $13.02931       83,091
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11667    $10.95164            0
   01/01/2008 to 12/31/2008...........  $10.95164    $ 7.15759        1,243
   01/01/2009 to 12/31/2009...........  $ 7.15759    $ 9.31966       15,605
   01/01/2010 to 12/31/2010...........  $ 9.31966    $10.33903       12,339
   01/01/2011 to 12/31/2011...........  $10.33903    $ 9.91614       18,473
   01/01/2012 to 12/31/2012...........  $ 9.91614    $12.08368       28,565
   01/01/2013 to 12/31/2013...........  $12.08368    $15.27018       35,474

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10694    $11.59267            0
   01/01/2008 to 12/31/2008...........  $11.59267    $ 7.31108          440
   01/01/2009 to 12/31/2009...........  $ 7.31108    $ 8.99798        3,010
   01/01/2010 to 12/31/2010...........  $ 8.99798    $10.04775        2,559
   01/01/2011 to 12/31/2011...........  $10.04775    $ 9.88927        3,386
   01/01/2012 to 12/31/2012...........  $ 9.88927    $11.46400        5,224
   01/01/2013 to 12/31/2013...........  $11.46400    $15.51686       16,702
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99918    $10.22213            0
   01/01/2013 to 12/31/2013...........  $10.22213    $13.61300            0
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10574    $10.11084            0
   01/01/2008 to 12/31/2008...........  $10.11084    $ 6.19415            0
   01/01/2009 to 12/31/2009...........  $ 6.19415    $ 8.51751            0
   01/01/2010 to 12/31/2010...........  $ 8.51751    $10.42410            0
   01/01/2011 to 12/31/2011...........  $10.42410    $ 9.96483          972
   01/01/2012 to 12/31/2012...........  $ 9.96483    $11.68256        7,983
   01/01/2013 to 12/31/2013...........  $11.68256    $15.31633        5,233
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.00052    $10.29973            0
   01/01/2008 to 12/31/2008...........  $10.29973    $10.45357       10,390
   01/01/2009 to 12/31/2009...........  $10.45357    $10.37528        8,118
   01/01/2010 to 12/31/2010...........  $10.37528    $10.27485       23,603
   01/01/2011 to 12/31/2011...........  $10.27485    $10.17598       28,226
   01/01/2012 to 12/31/2012...........  $10.17598    $10.07626      137,020
   01/01/2013 to 12/31/2013...........  $10.07626    $ 9.97714      122,291
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13369    $10.25701        2,202
   01/01/2008 to 12/31/2008...........  $10.25701    $ 5.86395        1,930
   01/01/2009 to 12/31/2009...........  $ 5.86395    $ 8.16575       10,813
   01/01/2010 to 12/31/2010...........  $ 8.16575    $ 9.97960       10,171
   01/01/2011 to 12/31/2011...........  $ 9.97960    $ 9.63540       10,393
   01/01/2012 to 12/31/2012...........  $ 9.63540    $11.17393       15,841
   01/01/2013 to 12/31/2013...........  $11.17393    $15.71072       36,628
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11565    $11.82260            0
   01/01/2008 to 12/31/2008...........  $11.82260    $ 6.65075            0
   01/01/2009 to 12/31/2009...........  $ 6.65075    $ 8.54648            0
   01/01/2010 to 12/31/2010...........  $ 8.54648    $10.88845            0
   01/01/2011 to 12/31/2011...........  $10.88845    $10.96268          424
   01/01/2012 to 12/31/2012...........  $10.96268    $12.19821       16,652
   01/01/2013 to 12/31/2013...........  $12.19821    $16.01598       17,613

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12073    $11.75209            0
   01/01/2008 to 12/31/2008...........  $11.75209    $ 6.68601            0
   01/01/2009 to 12/31/2009...........  $ 6.68601    $ 8.11354          149
   01/01/2010 to 12/31/2010...........  $ 8.11354    $ 9.66127          139
   01/01/2011 to 04/29/2011...........  $ 9.66127    $10.86028            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.37057       16,117
   01/01/2013 to 12/31/2013...........  $10.37057    $12.20998        8,126
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093            0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21761          129
   01/01/2010 to 12/31/2010...........  $ 9.21761    $11.15868          125
   01/01/2011 to 12/31/2011...........  $11.15868    $ 8.80869        2,616
   01/01/2012 to 12/31/2012...........  $ 8.80869    $10.28504        3,295
   01/01/2013 to 12/31/2013...........  $10.28504    $10.20593       18,822
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99034    $10.47408        6,233
   01/01/2008 to 12/31/2008...........  $10.47408    $10.48603        6,071
   01/01/2009 to 12/31/2009...........  $10.48603    $11.44430       46,373
   01/01/2010 to 12/31/2010...........  $11.44430    $11.77276       96,945
   01/01/2011 to 12/31/2011...........  $11.77276    $11.91843      101,716
   01/01/2012 to 12/31/2012...........  $11.91843    $12.35443       57,567
   01/01/2013 to 12/31/2013...........  $12.35443    $11.96593       61,513
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99058    $10.56075            0
   01/01/2008 to 12/31/2008...........  $10.56075    $10.21988        1,836
   01/01/2009 to 12/31/2009...........  $10.21988    $11.79093       23,401
   01/01/2010 to 12/31/2010...........  $11.79093    $12.57524       35,839
   01/01/2011 to 12/31/2011...........  $12.57524    $12.84647       42,310
   01/01/2012 to 12/31/2012...........  $12.84647    $13.90489      141,041
   01/01/2013 to 12/31/2013...........  $13.90489    $13.51422      157,940
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.04514    $10.75670            0
   01/01/2008 to 12/31/2008...........  $10.75670    $ 8.57497       34,793
   01/01/2009 to 12/31/2009...........  $ 8.57497    $10.19125       87,454
   01/01/2010 to 12/31/2010...........  $10.19125    $11.15697      108,923
   01/01/2011 to 12/31/2011...........  $11.15697    $11.15675      207,615
   01/01/2012 to 12/31/2012...........  $11.15675    $12.19226      449,309
   01/01/2013 to 12/31/2013...........  $12.19226    $13.18351      433,397

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10404    $11.19117          469
   01/01/2008 to 12/31/2008...........  $11.19117    $ 6.56949          393
   01/01/2009 to 12/31/2009...........  $ 6.56949    $ 8.19394       29,491
   01/01/2010 to 12/31/2010...........  $ 8.19394    $ 9.65573       34,201
   01/01/2011 to 12/31/2011...........  $ 9.65573    $ 8.96603       49,820
   01/01/2012 to 12/31/2012...........  $ 8.96603    $10.02421       61,112
   01/01/2013 to 12/31/2013...........  $10.02421    $11.61472       94,352
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11188    $10.37151            0
   01/01/2008 to 12/31/2008...........  $10.37151    $ 6.29304            0
   01/01/2009 to 12/31/2009...........  $ 6.29304    $ 7.59041            0
   01/01/2010 to 12/31/2010...........  $ 7.59041    $ 8.64622            0
   01/01/2011 to 12/31/2011...........  $ 8.64622    $ 8.85664          491
   01/01/2012 to 12/31/2012...........  $ 8.85664    $10.41779        1,912
   01/01/2013 to 12/31/2013...........  $10.41779    $13.65949        8,717
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 8.93992            0
   01/01/2012 to 12/31/2012...........  $ 8.93992    $10.01604       21,087
   01/01/2013 to 12/31/2013...........  $10.01604    $12.13798       25,309
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37971            0
   01/01/2009 to 12/31/2009...........  $ 7.37971    $ 9.01552            0
   01/01/2010 to 12/31/2010...........  $ 9.01552    $ 9.99007            0
   01/01/2011 to 12/31/2011...........  $ 9.99007    $ 9.71160        5,942
   01/01/2012 to 12/31/2012...........  $ 9.71160    $10.60403       50,477
   01/01/2013 to 12/31/2013...........  $10.60403    $11.80510       62,149
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72784            0
   01/01/2009 to 12/31/2009...........  $ 6.72784    $ 8.44981            0
   01/01/2010 to 12/31/2010...........  $ 8.44981    $ 9.56609            0
   01/01/2011 to 12/31/2011...........  $ 9.56609    $ 9.24529       24,558
   01/01/2012 to 12/31/2012...........  $ 9.24529    $10.60940       48,336
   01/01/2013 to 12/31/2013...........  $10.60940    $12.40140       76,556
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07291    $10.87140        1,400
   01/01/2008 to 12/31/2008...........  $10.87140    $ 7.51399        1,359
   01/01/2009 to 12/31/2009...........  $ 7.51399    $ 9.47895        9,547
   01/01/2010 to 12/31/2010...........  $ 9.47895    $10.49368       18,919
   01/01/2011 to 12/31/2011...........  $10.49368    $10.03860       22,204
   01/01/2012 to 12/31/2012...........  $10.03860    $11.04609       46,234
   01/01/2013 to 12/31/2013...........  $11.04609    $12.51162       60,754

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09716    $10.46802            0
   01/01/2008 to 12/31/2008...........  $10.46802    $ 6.73693            0
   01/01/2009 to 12/31/2009...........  $ 6.73693    $ 8.93194            0
   01/01/2010 to 12/31/2010...........  $ 8.93194    $12.06406            0
   01/01/2011 to 12/31/2011...........  $12.06406    $11.82778          819
   01/01/2012 to 12/31/2012...........  $11.82778    $13.13644        5,376
   01/01/2013 to 12/31/2013...........  $13.13644    $17.58113       12,287
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11095    $ 9.43656        1,552
   01/01/2008 to 12/31/2008...........  $ 9.43656    $ 6.56669            0
   01/01/2009 to 12/31/2009...........  $ 6.56669    $ 8.25723            0
   01/01/2010 to 12/31/2010...........  $ 8.25723    $10.30053            0
   01/01/2011 to 12/31/2011...........  $10.30053    $ 9.58913          680
   01/01/2012 to 12/31/2012...........  $ 9.58913    $11.21832        7,416
   01/01/2013 to 12/31/2013...........  $11.21832    $15.26149       17,249
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.06740    $10.57860          492
   01/01/2008 to 12/31/2008...........  $10.57860    $ 7.75653       39,334
   01/01/2009 to 12/31/2009...........  $ 7.75653    $ 9.53361       42,393
   01/01/2010 to 12/31/2010...........  $ 9.53361    $10.52807       33,991
   01/01/2011 to 12/31/2011...........  $10.52807    $10.63067       60,944
   01/01/2012 to 12/31/2012...........  $10.63067    $11.94592      170,982
   01/01/2013 to 12/31/2013...........  $11.94592    $13.81861      463,674
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11700    $ 9.82815        5,487
   01/01/2008 to 12/31/2008...........  $ 9.82815    $ 5.65507        5,921
   01/01/2009 to 12/31/2009...........  $ 5.65507    $ 6.93144        5,658
   01/01/2010 to 12/31/2010...........  $ 6.93144    $ 7.77169        5,028
   01/01/2011 to 12/31/2011...........  $ 7.77169    $ 7.56873        6,045
   01/01/2012 to 12/31/2012...........  $ 7.56873    $ 8.78643       21,212
   01/01/2013 to 12/31/2013...........  $ 8.78643    $11.28190       43,112
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08361    $10.93976            0
   01/01/2008 to 12/31/2008...........  $10.93976    $ 6.43744        1,333
   01/01/2009 to 12/31/2009...........  $ 6.43744    $ 9.77555        3,241
   01/01/2010 to 12/31/2010...........  $ 9.77555    $11.20897        3,920
   01/01/2011 to 12/31/2011...........  $11.20897    $10.91000        4,699
   01/01/2012 to 12/31/2012...........  $10.91000    $12.70117       19,767
   01/01/2013 to 12/31/2013...........  $12.70117    $18.11188       40,364

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.17958    $13.94064            0
   01/01/2008 to 12/31/2008...........  $13.94064    $ 6.90317        6,773
   01/01/2009 to 12/31/2009...........  $ 6.90317    $10.20784       15,445
   01/01/2010 to 12/31/2010...........  $10.20784    $12.17409       13,337
   01/01/2011 to 12/31/2011...........  $12.17409    $10.25550       19,083
   01/01/2012 to 12/31/2012...........  $10.25550    $10.52125       16,869
   01/01/2013 to 12/31/2013...........  $10.52125    $12.01930       30,337
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.98213    $10.73003            0
   01/01/2008 to 12/31/2008...........  $10.73003    $10.36499        3,077
   01/01/2009 to 12/31/2009...........  $10.36499    $11.50569       10,277
   01/01/2010 to 12/31/2010...........  $11.50569    $12.04612       11,386
   01/01/2011 to 12/31/2011...........  $12.04612    $12.41886       12,041
   01/01/2012 to 12/31/2012...........  $12.41886    $12.93840       11,281
   01/01/2013 to 12/31/2013...........  $12.93840    $12.32953       16,494
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12210    $11.05096        1,576
   01/01/2008 to 12/31/2008...........  $11.05096    $ 6.31035        3,962
   01/01/2009 to 12/31/2009...........  $ 6.31035    $ 8.02421       13,667
   01/01/2010 to 12/31/2010...........  $ 8.02421    $ 9.10752       13,459
   01/01/2011 to 12/31/2011...........  $ 9.10752    $ 8.70580       20,325
   01/01/2012 to 12/31/2012...........  $ 8.70580    $ 9.56832       21,025
   01/01/2013 to 12/31/2013...........  $ 9.56832    $11.41596       32,813
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774            0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37351            0
   01/01/2009 to 12/31/2009...........  $ 9.37351    $10.35999        3,687
   01/01/2010 to 12/31/2010...........  $10.35999    $11.05727        3,593
   01/01/2011 to 12/31/2011...........  $11.05727    $11.60740        6,542
   01/01/2012 to 12/31/2012...........  $11.60740    $12.39484       37,608
   01/01/2013 to 12/31/2013...........  $12.39484    $12.08896       36,684
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67267        5,683
   01/01/2009 to 12/31/2009...........  $ 6.67267    $ 8.59292        9,582
   01/01/2010 to 12/31/2010...........  $ 8.59292    $ 9.37902        8,610
   01/01/2011 to 12/31/2011...........  $ 9.37902    $ 9.13111       22,166
   01/01/2012 to 09/21/2012...........  $ 9.13111    $10.27970            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08917    $ 7.70553            0
   01/01/2009 to 12/31/2009...........  $ 7.70553    $ 9.27464            0
   01/01/2010 to 12/31/2010...........  $ 9.27464    $10.77702            0
   01/01/2011 to 12/31/2011...........  $10.77702    $11.41163            0
   01/01/2012 to 12/31/2012...........  $11.41163    $12.52542            0
   01/01/2013 to 12/31/2013...........  $12.52542    $15.92981            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26818    $ 7.07373         0
   01/01/2009 to 12/31/2009...........  $ 7.07373    $ 9.16112         0
   01/01/2010 to 12/31/2010...........  $ 9.16112    $11.01058         0
   01/01/2011 to 12/31/2011...........  $11.01058    $11.50124         0
   01/01/2012 to 12/31/2012...........  $11.50124    $13.90370         0
   01/01/2013 to 12/31/2013...........  $13.90370    $19.25448         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38588    $ 5.29555         0
   01/01/2009 to 12/31/2009...........  $ 5.29555    $ 6.03013         0
   01/01/2010 to 12/31/2010...........  $ 6.03013    $ 6.62309         0
   01/01/2011 to 12/31/2011...........  $ 6.62309    $ 5.65050         0
   01/01/2012 to 12/31/2012...........  $ 5.65050    $ 6.97796         0
   01/01/2013 to 12/31/2013...........  $ 6.97796    $ 9.12506         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15210    $ 8.37319         0
   01/01/2009 to 12/31/2009...........  $ 8.37319    $ 9.91149         0
   01/01/2010 to 12/31/2010...........  $ 9.91149    $10.09243         0
   01/01/2011 to 12/31/2011...........  $10.09243    $11.00309         0
   01/01/2012 to 12/31/2012...........  $11.00309    $12.79004         0
   01/01/2013 to 12/31/2013...........  $12.79004    $17.69808         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16561    $ 6.12389         0
   01/01/2009 to 12/31/2009...........  $ 6.12389    $ 7.52435         0
   01/01/2010 to 12/31/2010...........  $ 7.52435    $ 9.21904         0
   01/01/2011 to 12/31/2011...........  $ 9.21904    $ 8.96504         0
   01/01/2012 to 12/31/2012...........  $ 8.96504    $10.27851         0
   01/01/2013 to 12/31/2013...........  $10.27851    $14.06311         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11084    $ 6.74627         0
   01/01/2009 to 12/31/2009...........  $ 6.74627    $ 8.66550         0
   01/01/2010 to 12/31/2010...........  $ 8.66550    $ 9.71085         0
   01/01/2011 to 12/31/2011...........  $ 9.71085    $ 9.91574         0
   01/01/2012 to 12/31/2012...........  $ 9.91574    $11.06599         0
   01/01/2013 to 12/31/2013...........  $11.06599    $14.31622         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24162    $ 6.29952         0
   01/01/2009 to 12/31/2009...........  $ 6.29952    $ 7.45124         0
   01/01/2010 to 12/31/2010...........  $ 7.45124    $ 8.32879         0
   01/01/2011 to 12/31/2011...........  $ 8.32879    $ 8.14102         0
   01/01/2012 to 12/31/2012...........  $ 8.14102    $ 9.30332         0
   01/01/2013 to 12/31/2013...........  $ 9.30332    $11.96473         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07261    $ 6.22719         0
   01/01/2009 to 12/31/2009...........  $ 6.22719    $ 8.52806         0
   01/01/2010 to 12/31/2010...........  $ 8.52806    $10.84313         0
   01/01/2011 to 12/31/2011...........  $10.84313    $10.42521         0
   01/01/2012 to 12/31/2012...........  $10.42521    $11.90950         0
   01/01/2013 to 12/31/2013...........  $11.90950    $15.39102         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18859    $ 6.49281         0
   01/01/2009 to 12/31/2009...........  $ 6.49281    $ 8.41316         0
   01/01/2010 to 12/31/2010...........  $ 8.41316    $10.03332         0
   01/01/2011 to 12/31/2011...........  $10.03332    $ 9.54428         0
   01/01/2012 to 12/31/2012...........  $ 9.54428    $11.01497         0
   01/01/2013 to 12/31/2013...........  $11.01497    $14.41314         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25909    $ 5.54281         0
   01/01/2009 to 12/31/2009...........  $ 5.54281    $ 7.01899         0
   01/01/2010 to 12/31/2010...........  $ 7.01899    $ 8.66541         0
   01/01/2011 to 12/31/2011...........  $ 8.66541    $ 8.98727         0
   01/01/2012 to 12/31/2012...........  $ 8.98727    $10.42615         0
   01/01/2013 to 12/31/2013...........  $10.42615    $10.33250         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11374    $ 6.83982         0
   01/01/2009 to 12/31/2009...........  $ 6.83982    $ 8.54439         0
   01/01/2010 to 12/31/2010...........  $ 8.54439    $10.63607         0
   01/01/2011 to 12/31/2011...........  $10.63607    $10.66582         0
   01/01/2012 to 12/31/2012...........  $10.66582    $11.87821         0
   01/01/2013 to 12/31/2013...........  $11.87821    $16.51483         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22874    $ 7.21085         0
   01/01/2009 to 12/31/2009...........  $ 7.21085    $ 8.59614         0
   01/01/2010 to 12/31/2010...........  $ 8.59614    $10.39230         0
   01/01/2011 to 12/31/2011...........  $10.39230    $ 9.86744         0
   01/01/2012 to 12/31/2012...........  $ 9.86744    $11.34804         0
   01/01/2013 to 12/31/2013...........  $11.34804    $15.46868         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27831    $ 7.30077         0
   01/01/2009 to 12/31/2009...........  $ 7.30077    $ 7.75761         0
   01/01/2010 to 12/31/2010...........  $ 7.75761    $ 8.88561         0
   01/01/2011 to 12/31/2011...........  $ 8.88561    $ 8.96210         0
   01/01/2012 to 12/31/2012...........  $ 8.96210    $10.33883         0
   01/01/2013 to 12/31/2013...........  $10.33883    $11.47192         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09876    $ 7.24721         0
   01/01/2009 to 12/31/2009...........  $ 7.24721    $ 7.94572         0
   01/01/2010 to 12/31/2010...........  $ 7.94572    $ 8.33515         0
   01/01/2011 to 12/31/2011...........  $ 8.33515    $ 9.69768         0
   01/01/2012 to 12/31/2012...........  $ 9.69768    $ 9.61503         0
   01/01/2013 to 12/31/2013...........  $ 9.61503    $10.78722         0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.90%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.10831    $ 7.87551     1,785,172
   01/01/2009 to 12/31/2009...........  $ 7.87551    $ 9.61124     1,640,143
   01/01/2010 to 12/31/2010...........  $ 9.61124    $10.56057     1,463,422
   01/01/2011 to 12/31/2011...........  $10.56057    $10.08836     1,384,234
   01/01/2012 to 12/31/2012...........  $10.08836    $11.14410     1,249,343
   01/01/2013 to 12/31/2013...........  $11.14410    $12.02719     1,037,203
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.93306    $ 7.87680       484,130
   01/01/2009 to 12/31/2009...........  $ 7.87680    $ 9.75519       535,791
   01/01/2010 to 12/31/2010...........  $ 9.75519    $10.88553       434,823
   01/01/2011 to 12/31/2011...........  $10.88553    $10.69481       440,297
   01/01/2012 to 12/31/2012...........  $10.69481    $11.92762       455,812
   01/01/2013 to 12/31/2013...........  $11.92762    $13.64323       355,779
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.74929    $ 7.42411         5,613
   01/01/2009 to 12/31/2009...........  $ 7.42411    $ 8.58067        50,696
   01/01/2010 to 12/31/2010...........  $ 8.58067    $ 9.58667        33,967
   01/01/2011 to 12/31/2011...........  $ 9.58667    $ 9.74413        25,398
   01/01/2012 to 05/04/2012...........  $ 9.74413    $10.57964             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.12432    $ 8.14626       780,685
   01/01/2009 to 12/31/2009...........  $ 8.14626    $ 9.85682       900,823
   01/01/2010 to 12/31/2010...........  $ 9.85682    $10.86424       694,237
   01/01/2011 to 12/31/2011...........  $10.86424    $10.53238       651,831
   01/01/2012 to 12/31/2012...........  $10.53238    $11.62514       606,123
   01/01/2013 to 12/31/2013...........  $11.62514    $13.42168       540,329

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99793    $ 9.15301       76,140
   01/01/2012 to 12/31/2012...........  $ 9.15301    $10.05053       77,501
   01/01/2013 to 12/31/2013...........  $10.05053    $10.93367       74,622
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $10.48449            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 9.37189            0
   01/01/2010 to 12/31/2010...........  $ 9.37189    $10.16992            0
   01/01/2011 to 12/31/2011...........  $10.16992    $10.94263            0
   01/01/2012 to 12/31/2012...........  $10.94263    $11.18539            0
   01/01/2013 to 12/31/2013...........  $11.18539    $10.90130            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.02740      908,730
   01/01/2009 to 12/31/2009...........  $12.02740    $11.08899      916,869
   01/01/2010 to 12/31/2010...........  $11.08899    $12.09943      638,577
   01/01/2011 to 12/31/2011...........  $12.09943    $13.48663      417,534
   01/01/2012 to 12/31/2012...........  $13.48663    $13.99125      309,874
   01/01/2013 to 12/31/2013...........  $13.99125    $13.29882      240,935
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.09626      612,585
   01/01/2009 to 12/31/2009...........  $12.09626    $10.95660      502,389
   01/01/2010 to 12/31/2010...........  $10.95660    $11.97397      373,713
   01/01/2011 to 12/31/2011...........  $11.97397    $13.62798      248,886
   01/01/2012 to 12/31/2012...........  $13.62798    $14.15708      157,119
   01/01/2013 to 12/31/2013...........  $14.15708    $13.22184      124,785
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 8.78306       52,681
   01/01/2010 to 12/31/2010...........  $ 8.78306    $ 9.64023      528,085
   01/01/2011 to 12/31/2011...........  $ 9.64023    $11.22759      101,117
   01/01/2012 to 12/31/2012...........  $11.22759    $11.71417        9,380
   01/01/2013 to 12/31/2013...........  $11.71417    $10.74672            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99794    $11.00110      778,013
   01/01/2011 to 12/31/2011...........  $11.00110    $12.98795      542,945
   01/01/2012 to 12/31/2012...........  $12.98795    $13.61130       65,573
   01/01/2013 to 12/31/2013...........  $13.61130    $12.42241            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99845    $12.01256      796,652
   01/01/2012 to 12/31/2012...........  $12.01256    $12.47759      808,569
   01/01/2013 to 12/31/2013...........  $12.47759    $11.05160       53,913

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99794    $10.39215       645,445
   01/01/2013 to 12/31/2013...........  $10.39215    $ 9.15827     1,789,579
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99897    $ 8.74369     1,232,761
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.20053    $ 7.67349     2,229,727
   01/01/2009 to 12/31/2009...........  $ 7.67349    $ 9.43787     2,245,693
   01/01/2010 to 12/31/2010...........  $ 9.43787    $10.50081     2,023,526
   01/01/2011 to 12/31/2011...........  $10.50081    $10.05525     1,946,932
   01/01/2012 to 12/31/2012...........  $10.05525    $11.22171     1,857,703
   01/01/2013 to 12/31/2013...........  $11.22171    $13.51022     1,643,119
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99845    $11.64134             0
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.67848    $ 8.05893         9,851
   01/01/2009 to 12/31/2009...........  $ 8.05893    $10.43374         8,691
   01/01/2010 to 12/31/2010...........  $10.43374    $13.17714         3,507
   01/01/2011 to 12/31/2011...........  $13.17714    $13.78398         3,870
   01/01/2012 to 12/31/2012...........  $13.78398    $15.60270         5,097
   01/01/2013 to 12/31/2013...........  $15.60270    $15.79154           984
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 8.89974    $ 8.69104             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $ 9.67493        11,768
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.80129    $ 7.25607         1,509
   01/01/2009 to 12/31/2009...........  $ 7.25607    $ 9.44657         5,695
   01/01/2010 to 12/31/2010...........  $ 9.44657    $12.28759         4,281
   01/01/2011 to 12/31/2011...........  $12.28759    $10.47763        13,701
   01/01/2012 to 12/31/2012...........  $10.47763    $12.34599        16,108
   01/01/2013 to 12/31/2013...........  $12.34599    $17.06049         8,268
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10354    $ 7.49581        15,170
   01/01/2009 to 12/31/2009...........  $ 7.49581    $ 8.91773        61,566
   01/01/2010 to 12/31/2010...........  $ 8.91773    $ 9.91745        36,229
   01/01/2011 to 12/31/2011...........  $ 9.91745    $ 9.49220        35,462
   01/01/2012 to 12/31/2012...........  $ 9.49220    $10.58502        41,888
   01/01/2013 to 12/31/2013...........  $10.58502    $12.38466        17,105

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.73109    $ 7.23357      379,589
   01/01/2009 to 12/31/2009...........  $ 7.23357    $ 8.79176      378,198
   01/01/2010 to 12/31/2010...........  $ 8.79176    $ 9.86717      341,078
   01/01/2011 to 12/31/2011...........  $ 9.86717    $ 9.53771      337,060
   01/01/2012 to 12/31/2012...........  $ 9.53771    $10.35497      285,270
   01/01/2013 to 12/31/2013...........  $10.35497    $11.66190      234,210
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99846    $ 7.46564       13,054
   01/01/2009 to 11/13/2009...........  $ 7.46564    $ 8.33415            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.73228       86,013
   01/01/2013 to 12/31/2013...........  $10.73228    $13.10969       65,316
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $10.80048            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17514    $ 6.10747        2,748
   01/01/2009 to 12/31/2009...........  $ 6.10747    $ 8.09735        2,393
   01/01/2010 to 12/31/2010...........  $ 8.09735    $ 9.55158          790
   01/01/2011 to 12/31/2011...........  $ 9.55158    $ 8.90131        1,108
   01/01/2012 to 12/31/2012...........  $ 8.90131    $11.07650        1,022
   01/01/2013 to 12/31/2013...........  $11.07650    $11.34251          273
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.58981    $ 7.59977        3,911
   01/01/2009 to 12/31/2009...........  $ 7.59977    $11.14229       10,548
   01/01/2010 to 12/31/2010...........  $11.14229    $12.05954        7,145
   01/01/2011 to 12/31/2011...........  $12.05954    $11.36664        3,942
   01/01/2012 to 12/31/2012...........  $11.36664    $13.35906        3,761
   01/01/2013 to 12/31/2013...........  $13.35906    $17.00888        1,347
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.27778    $ 7.08000        5,343
   01/01/2009 to 12/31/2009...........  $ 7.08000    $ 8.28115       30,196
   01/01/2010 to 12/31/2010...........  $ 8.28115    $ 9.17397       15,172
   01/01/2011 to 12/31/2011...........  $ 9.17397    $ 8.50626        7,106
   01/01/2012 to 12/31/2012...........  $ 8.50626    $ 9.98923        5,872
   01/01/2013 to 12/31/2013...........  $ 9.98923    $13.09110        2,585

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.64707    $ 7.49295        9,127
   01/01/2009 to 12/31/2009...........  $ 7.49295    $11.55150       13,822
   01/01/2010 to 12/31/2010...........  $11.55150    $13.58365        7,756
   01/01/2011 to 12/31/2011...........  $13.58365    $12.93390        7,709
   01/01/2012 to 12/31/2012...........  $12.93390    $15.18202       10,353
   01/01/2013 to 12/31/2013...........  $15.18202    $19.69518        4,195
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08922    $ 7.60464       49,973
   01/01/2009 to 12/31/2009...........  $ 7.60464    $ 9.20795      113,191
   01/01/2010 to 12/31/2010...........  $ 9.20795    $10.08437       82,518
   01/01/2011 to 12/31/2011...........  $10.08437    $ 9.84640       80,266
   01/01/2012 to 12/31/2012...........  $ 9.84640    $10.64133       95,403
   01/01/2013 to 12/31/2013...........  $10.64133    $11.46849       23,556
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03334    $ 7.63187        5,133
   01/01/2009 to 12/31/2009...........  $ 7.63187    $ 9.50032        8,060
   01/01/2010 to 12/31/2010...........  $ 9.50032    $11.81873        5,086
   01/01/2011 to 12/31/2011...........  $11.81873    $11.74963        5,080
   01/01/2012 to 12/31/2012...........  $11.74963    $13.33932        5,571
   01/01/2013 to 12/31/2013...........  $13.33932    $18.17136        2,491
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.85899    $ 7.80431        2,713
   01/01/2009 to 12/31/2009...........  $ 7.80431    $ 9.05722        4,853
   01/01/2010 to 12/31/2010...........  $ 9.05722    $ 9.99424        4,901
   01/01/2011 to 12/31/2011...........  $ 9.99424    $ 9.75979        5,672
   01/01/2012 to 12/31/2012...........  $ 9.75979    $10.86104        5,536
   01/01/2013 to 12/31/2013...........  $10.86104    $14.34953        1,701
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.60336    $ 7.82946        1,151
   01/01/2009 to 12/31/2009...........  $ 7.82946    $10.41539       49,084
   01/01/2010 to 12/31/2010...........  $10.41539    $11.60106       33,309
   01/01/2011 to 12/31/2011...........  $11.60106    $11.74628       21,046
   01/01/2012 to 12/31/2012...........  $11.74628    $13.12633       24,311
   01/01/2013 to 12/31/2013...........  $13.12633    $13.80651       11,540
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.02859    $ 6.04263        1,782
   01/01/2009 to 12/31/2009...........  $ 6.04263    $ 8.02258       13,561
   01/01/2010 to 12/31/2010...........  $ 8.02258    $ 9.01442        7,898
   01/01/2011 to 12/31/2011...........  $ 9.01442    $ 7.70310        8,637
   01/01/2012 to 12/31/2012...........  $ 7.70310    $ 9.09880        8,392
   01/01/2013 to 12/31/2013...........  $ 9.09880    $10.63067        2,961

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.20103    $ 6.89463       10,844
   01/01/2009 to 12/31/2009...........  $ 6.89463    $ 8.82960       22,418
   01/01/2010 to 12/31/2010...........  $ 8.82960    $ 9.62539       16,474
   01/01/2011 to 12/31/2011...........  $ 9.62539    $ 8.26071       16,303
   01/01/2012 to 12/31/2012...........  $ 8.26071    $ 9.45839       15,360
   01/01/2013 to 12/31/2013...........  $ 9.45839    $11.08897        5,818
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99846    $10.71068       24,477
   01/01/2009 to 12/31/2009...........  $10.71068    $11.69915       14,887
   01/01/2010 to 12/31/2010...........  $11.69915    $12.72222       11,223
   01/01/2011 to 12/31/2011...........  $12.72222    $14.03915       16,098
   01/01/2012 to 12/31/2012...........  $14.03915    $15.07214       13,637
   01/01/2013 to 12/31/2013...........  $15.07214    $14.32043       13,734
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11173    $ 7.12925       38,557
   01/01/2009 to 12/31/2009...........  $ 7.12925    $ 8.86201       99,298
   01/01/2010 to 12/31/2010...........  $ 8.86201    $ 9.89847       78,485
   01/01/2011 to 12/31/2011...........  $ 9.89847    $ 9.65878       61,451
   01/01/2012 to 12/31/2012...........  $ 9.65878    $10.76599       59,132
   01/01/2013 to 12/31/2013...........  $10.76599    $12.28543       20,383
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.49570    $ 7.91534        6,935
   01/01/2009 to 12/31/2009...........  $ 7.91534    $10.55484        9,198
   01/01/2010 to 12/31/2010...........  $10.55484    $11.10084        6,600
   01/01/2011 to 12/31/2011...........  $11.10084    $ 9.89724        7,745
   01/01/2012 to 12/31/2012...........  $ 9.89724    $11.84030        9,100
   01/01/2013 to 12/31/2013...........  $11.84030    $13.40435        2,317
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.84545    $ 9.35251      273,549
   01/01/2009 to 12/31/2009...........  $ 9.35251    $11.19913      328,421
   01/01/2010 to 12/31/2010...........  $11.19913    $11.79468      251,199
   01/01/2011 to 12/31/2011...........  $11.79468    $11.60212      252,094
   01/01/2012 to 12/31/2012...........  $11.60212    $12.60601      248,049
   01/01/2013 to 12/31/2013...........  $12.60601    $13.73586      186,683
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08384    $10.28767            0
   01/01/2010 to 12/31/2010...........  $10.28767    $11.23842        1,490
   01/01/2011 to 12/31/2011...........  $11.23842    $11.10228            0
   01/01/2012 to 12/31/2012...........  $11.10228    $12.54958            0
   01/01/2013 to 12/31/2013...........  $12.54958    $16.81014            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14522    $10.29744            0
   01/01/2010 to 12/31/2010...........  $10.29744    $11.49224            0
   01/01/2011 to 12/31/2011...........  $11.49224    $10.61596            0
   01/01/2012 to 12/31/2012...........  $10.61596    $11.79636            0
   01/01/2013 to 12/31/2013...........  $11.79636    $15.21484            0
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.02952    $ 6.69520        1,581
   01/01/2009 to 12/31/2009...........  $ 6.69520    $ 7.84723       14,755
   01/01/2010 to 12/31/2010...........  $ 7.84723    $ 8.71427       10,313
   01/01/2011 to 12/31/2011...........  $ 8.71427    $ 8.19415        8,564
   01/01/2012 to 12/31/2012...........  $ 8.19415    $ 9.39903        8,999
   01/01/2013 to 12/31/2013...........  $ 9.39903    $12.90063        4,242
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.61993    $ 7.14281       15,581
   01/01/2009 to 12/31/2009...........  $ 7.14281    $ 9.09565       56,039
   01/01/2010 to 12/31/2010...........  $ 9.09565    $10.68915       33,904
   01/01/2011 to 12/31/2011...........  $10.68915    $10.39424       22,708
   01/01/2012 to 12/31/2012...........  $10.39424    $11.45130       28,171
   01/01/2013 to 12/31/2013...........  $11.45130    $15.35214       12,432
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.89281    $ 8.38953        2,464
   01/01/2009 to 12/31/2009...........  $ 8.38953    $11.08201        2,690
   01/01/2010 to 12/31/2010...........  $11.08201    $12.33428        4,006
   01/01/2011 to 12/31/2011...........  $12.33428    $13.33584        1,519
   01/01/2012 to 12/31/2012...........  $13.33584    $13.86283        1,530
   01/01/2013 to 12/31/2013...........  $13.86283    $13.33228          381
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.49646    $ 8.87094        3,583
   01/01/2009 to 12/31/2009...........  $ 8.87094    $11.44852        7,611
   01/01/2010 to 12/31/2010...........  $11.44852    $12.58852        5,988
   01/01/2011 to 12/31/2011...........  $12.58852    $11.96714        4,538
   01/01/2012 to 12/31/2012...........  $11.96714    $14.45384        3,848
   01/01/2013 to 12/31/2013...........  $14.45384    $18.10409        1,453
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.92868    $ 8.15973        3,727
   01/01/2009 to 12/31/2009...........  $ 8.15973    $ 9.95377        8,768
   01/01/2010 to 12/31/2010...........  $ 9.95377    $11.01704        6,989
   01/01/2011 to 12/31/2011...........  $11.01704    $10.74757        5,292
   01/01/2012 to 12/31/2012...........  $10.74757    $12.34872        6,391
   01/01/2013 to 12/31/2013...........  $12.34872    $16.56683        2,626

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99846    $10.18849            0
   01/01/2013 to 12/31/2013...........  $10.18849    $13.44856            0
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.81273    $ 7.09254        1,439
   01/01/2009 to 12/31/2009...........  $ 7.09254    $ 9.66687       28,148
   01/01/2010 to 12/31/2010...........  $ 9.66687    $11.72633       16,543
   01/01/2011 to 12/31/2011...........  $11.72633    $11.11083       11,234
   01/01/2012 to 12/31/2012...........  $11.11083    $12.91074       14,257
   01/01/2013 to 12/31/2013...........  $12.91074    $16.77719        6,841
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.51356    $10.55683       94,326
   01/01/2009 to 12/31/2009...........  $10.55683    $10.38554       54,281
   01/01/2010 to 12/31/2010...........  $10.38554    $10.19444       18,279
   01/01/2011 to 12/31/2011...........  $10.19444    $10.00685       16,458
   01/01/2012 to 12/31/2012...........  $10.00685    $ 9.82027       13,241
   01/01/2013 to 12/31/2013...........  $ 9.82027    $ 9.63721          991
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.84041    $ 6.77336        2,956
   01/01/2009 to 12/31/2009...........  $ 6.77336    $ 9.34880       17,896
   01/01/2010 to 12/31/2010...........  $ 9.34880    $11.32466       14,503
   01/01/2011 to 12/31/2011...........  $11.32466    $10.83771       11,103
   01/01/2012 to 12/31/2012...........  $10.83771    $12.45694       12,217
   01/01/2013 to 12/31/2013...........  $12.45694    $17.36010        5,910
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02836    $10.06695            0
   01/01/2012 to 12/31/2012...........  $10.06695    $10.36040            0
   01/01/2013 to 12/31/2013...........  $10.36040    $ 9.87920            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $13.39894    $ 8.46708       14,630
   01/01/2009 to 12/31/2009...........  $ 8.46708    $10.78443       42,729
   01/01/2010 to 12/31/2010...........  $10.78443    $13.61848       28,666
   01/01/2011 to 12/31/2011...........  $13.61848    $13.59037       20,588
   01/01/2012 to 12/31/2012...........  $13.59037    $14.98812       23,979
   01/01/2013 to 12/31/2013...........  $14.98812    $19.50534       11,680

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.00676    $ 7.14915        4,676
   01/01/2009 to 12/31/2009...........  $ 7.14915    $ 8.59892       16,244
   01/01/2010 to 12/31/2010...........  $ 8.59892    $10.14886       12,972
   01/01/2011 to 04/29/2011...........  $10.14886    $11.37547            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.30845       33,604
   01/01/2013 to 12/31/2013...........  $10.30845    $12.02970       16,474
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10120    $ 5.56843        1,933
   01/01/2009 to 12/31/2009...........  $ 5.56843    $ 9.09942       16,312
   01/01/2010 to 12/31/2010...........  $ 9.09942    $10.91854        5,348
   01/01/2011 to 12/31/2011...........  $10.91854    $ 8.54304        3,318
   01/01/2012 to 12/31/2012...........  $ 8.54304    $ 9.88663        4,708
   01/01/2013 to 12/31/2013...........  $ 9.88663    $ 9.72394          710
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.01299    $10.63495       19,268
   01/01/2009 to 12/31/2009...........  $10.63495    $11.50428       41,221
   01/01/2010 to 12/31/2010...........  $11.50428    $11.72999       18,507
   01/01/2011 to 12/31/2011...........  $11.72999    $11.77036       19,340
   01/01/2012 to 12/31/2012...........  $11.77036    $12.09290       19,762
   01/01/2013 to 12/31/2013...........  $12.09290    $11.60948          422
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.21660    $10.48811       31,330
   01/01/2009 to 12/31/2009...........  $10.48811    $11.99359       31,097
   01/01/2010 to 12/31/2010...........  $11.99359    $12.67844       20,172
   01/01/2011 to 12/31/2011...........  $12.67844    $12.83777       21,424
   01/01/2012 to 12/31/2012...........  $12.83777    $13.77245       21,874
   01/01/2013 to 12/31/2013...........  $13.77245    $13.26724        3,916
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.09607    $ 8.96271      449,801
   01/01/2009 to 12/31/2009...........  $ 8.96271    $10.55805      571,094
   01/01/2010 to 12/31/2010...........  $10.55805    $11.45661      532,128
   01/01/2011 to 12/31/2011...........  $11.45661    $11.35524      569,993
   01/01/2012 to 12/31/2012...........  $11.35524    $12.29917      539,869
   01/01/2013 to 12/31/2013...........  $12.29917    $13.18173      476,198
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01837    $10.06686            0
   01/01/2012 to 12/31/2012...........  $10.06686    $10.58122            0
   01/01/2013 to 12/31/2013...........  $10.58122    $10.14377            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.65883    $ 6.65616      642,820
   01/01/2009 to 12/31/2009...........  $ 6.65616    $ 8.22871      589,986
   01/01/2010 to 12/31/2010...........  $ 8.22871    $ 9.61112      493,311
   01/01/2011 to 12/31/2011...........  $ 9.61112    $ 8.84603      472,345
   01/01/2012 to 12/31/2012...........  $ 8.84603    $ 9.80252      433,588
   01/01/2013 to 12/31/2013...........  $ 9.80252    $11.25762      368,837
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.56943    $ 6.91030        5,311
   01/01/2009 to 12/31/2009...........  $ 6.91030    $ 8.26135       10,516
   01/01/2010 to 12/31/2010...........  $ 8.26135    $ 9.32751        4,285
   01/01/2011 to 12/31/2011...........  $ 9.32751    $ 9.47038        4,080
   01/01/2012 to 12/31/2012...........  $ 9.47038    $11.04111        4,718
   01/01/2013 to 12/31/2013...........  $11.04111    $14.34896        2,347
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99845    $ 8.88686            0
   01/01/2012 to 12/31/2012...........  $ 8.88686    $ 9.86852            0
   01/01/2013 to 12/31/2013...........  $ 9.86852    $11.85371            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08104    $ 7.33582       41,079
   01/01/2009 to 12/31/2009...........  $ 7.33582    $ 8.88278       91,896
   01/01/2010 to 12/31/2010...........  $ 8.88278    $ 9.75608       50,495
   01/01/2011 to 12/31/2011...........  $ 9.75608    $ 9.40046       54,420
   01/01/2012 to 12/31/2012...........  $ 9.40046    $10.17351       57,843
   01/01/2013 to 12/31/2013...........  $10.17351    $11.22577       25,721
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09921    $ 6.68783       24,912
   01/01/2009 to 12/31/2009...........  $ 6.68783    $ 8.32531       51,339
   01/01/2010 to 12/31/2010...........  $ 8.32531    $ 9.34197       31,889
   01/01/2011 to 12/31/2011...........  $ 9.34197    $ 8.94898       31,999
   01/01/2012 to 12/31/2012...........  $ 8.94898    $10.17832       32,967
   01/01/2013 to 12/31/2013...........  $10.17832    $11.79258       22,243
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.18601    $ 8.11373       62,844
   01/01/2009 to 12/31/2009...........  $ 8.11373    $10.14527       69,894
   01/01/2010 to 12/31/2010...........  $10.14527    $11.13210       55,900
   01/01/2011 to 12/31/2011...........  $11.13210    $10.55553       57,513
   01/01/2012 to 12/31/2012...........  $10.55553    $11.51210       52,320
   01/01/2013 to 12/31/2013...........  $11.51210    $12.92428       29,938

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.33134    $ 6.63894        2,891
   01/01/2009 to 12/31/2009...........  $ 6.63894    $ 8.72427        7,195
   01/01/2010 to 12/31/2010...........  $ 8.72427    $11.67952        5,573
   01/01/2011 to 12/31/2011...........  $11.67952    $11.34980        5,908
   01/01/2012 to 12/31/2012...........  $11.34980    $12.49402        5,867
   01/01/2013 to 12/31/2013...........  $12.49402    $16.57375        2,578
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.79054    $ 7.99717        1,428
   01/01/2009 to 12/31/2009...........  $ 7.99717    $ 9.96698       49,384
   01/01/2010 to 12/31/2010...........  $ 9.96698    $12.32368       32,174
   01/01/2011 to 12/31/2011...........  $12.32368    $11.37136       21,942
   01/01/2012 to 12/31/2012...........  $11.37136    $13.18554       26,348
   01/01/2013 to 12/31/2013...........  $13.18554    $17.77929       12,595
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.34710    $ 8.65127      350,657
   01/01/2009 to 12/31/2009...........  $ 8.65127    $10.53936      325,608
   01/01/2010 to 12/31/2010...........  $10.53936    $11.53594      283,411
   01/01/2011 to 12/31/2011...........  $11.53594    $11.54580      276,802
   01/01/2012 to 12/31/2012...........  $11.54580    $12.85936      244,233
   01/01/2013 to 12/31/2013...........  $12.85936    $14.74391      195,852
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.81608    $ 6.61400        1,700
   01/01/2009 to 12/31/2009...........  $ 6.61400    $ 8.03515        9,760
   01/01/2010 to 12/31/2010...........  $ 8.03515    $ 8.92968        6,217
   01/01/2011 to 12/31/2011...........  $ 8.92968    $ 8.61982        5,409
   01/01/2012 to 12/31/2012...........  $ 8.61982    $ 9.91807        5,686
   01/01/2013 to 12/31/2013...........  $ 9.91807    $12.62254        2,050
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.90428    $ 6.47415       12,329
   01/01/2009 to 12/31/2009...........  $ 6.47415    $ 9.74439       29,435
   01/01/2010 to 12/31/2010...........  $ 9.74439    $11.07477       16,781
   01/01/2011 to 12/31/2011...........  $11.07477    $10.68434       12,712
   01/01/2012 to 12/31/2012...........  $10.68434    $12.32839       10,860
   01/01/2013 to 12/31/2013...........  $12.32839    $17.42511        5,552
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $16.53744    $ 9.01490       30,349
   01/01/2009 to 12/31/2009...........  $ 9.01490    $13.21257       89,197
   01/01/2010 to 12/31/2010...........  $13.21257    $15.61837       60,070
   01/01/2011 to 12/31/2011...........  $15.61837    $13.04089       42,405
   01/01/2012 to 12/31/2012...........  $13.04089    $13.26007       51,693
   01/01/2013 to 12/31/2013...........  $13.26007    $15.01427       20,011

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.83239    $10.13233        6,502
   01/01/2009 to 12/31/2009...........  $10.13233    $11.14805        5,761
   01/01/2010 to 12/31/2010...........  $11.14805    $11.56854        3,971
   01/01/2011 to 12/31/2011...........  $11.56854    $11.82135        3,893
   01/01/2012 to 12/31/2012...........  $11.82135    $12.20681        4,144
   01/01/2013 to 12/31/2013...........  $12.20681    $11.52960          558
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.07056    $ 6.90477       69,425
   01/01/2009 to 12/31/2009...........  $ 6.90477    $ 8.70257      141,530
   01/01/2010 to 12/31/2010...........  $ 8.70257    $ 9.79034       88,029
   01/01/2011 to 12/31/2011...........  $ 9.79034    $ 9.27604       79,563
   01/01/2012 to 12/31/2012...........  $ 9.27604    $10.10482       87,625
   01/01/2013 to 12/31/2013...........  $10.10482    $11.94966       45,418
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23145    $ 9.28052        9,674
   01/01/2009 to 12/31/2009...........  $ 9.28052    $10.16667        2,874
   01/01/2010 to 12/31/2010...........  $10.16667    $10.75520        1,992
   01/01/2011 to 12/31/2011...........  $10.75520    $11.19085        1,955
   01/01/2012 to 12/31/2012...........  $11.19085    $11.84431        2,190
   01/01/2013 to 12/31/2013...........  $11.84431    $11.44990          896
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07805    $ 6.63306       45,571
   01/01/2009 to 12/31/2009...........  $ 6.63306    $ 8.46640       95,074
   01/01/2010 to 12/31/2010...........  $ 8.46640    $ 9.15945       88,928
   01/01/2011 to 12/31/2011...........  $ 9.15945    $ 8.83880       87,969
   01/01/2012 to 09/21/2012...........  $ 8.83880    $ 9.88665            0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT ONLY
           (2.05%) OR HIGHEST DAILY VALUE DEATH BENEFIT ONLY (2.05%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96979    $10.52176       830,438
   01/01/2007 to 12/31/2007...........  $10.52176    $11.25870     2,543,454
   01/01/2008 to 12/31/2008...........  $11.25870    $ 7.52065     4,290,790
   01/01/2009 to 12/31/2009...........  $ 7.52065    $ 9.16461     6,403,388
   01/01/2010 to 12/31/2010...........  $ 9.16461    $10.05503     6,481,639
   01/01/2011 to 12/31/2011...........  $10.05503    $ 9.59133     5,215,981
   01/01/2012 to 12/31/2012...........  $ 9.59133    $10.57941     5,453,100
   01/01/2013 to 12/31/2013...........  $10.57941    $11.40088     5,272,579
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98851    $10.46548       246,133
   01/01/2007 to 12/31/2007...........  $10.46548    $11.22908       451,141
   01/01/2008 to 12/31/2008...........  $11.22908    $ 7.72388     1,193,763
   01/01/2009 to 12/31/2009...........  $ 7.72388    $ 9.55169     2,392,702
   01/01/2010 to 12/31/2010...........  $ 9.55169    $10.64273     2,509,896
   01/01/2011 to 12/31/2011...........  $10.64273    $10.44088     1,976,971
   01/01/2012 to 12/31/2012...........  $10.44088    $11.62737     2,134,048
   01/01/2013 to 12/31/2013...........  $11.62737    $13.28030     2,280,593
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98414    $10.99891        21,491
   01/01/2007 to 12/31/2007...........  $10.99891    $10.76521        50,360
   01/01/2008 to 12/31/2008...........  $10.76521    $ 6.88354        51,088
   01/01/2009 to 12/31/2009...........  $ 6.88354    $ 7.94405        56,131
   01/01/2010 to 12/31/2010...........  $ 7.94405    $ 8.86235        55,174
   01/01/2011 to 12/31/2011...........  $ 8.86235    $ 8.99478        72,443
   01/01/2012 to 05/04/2012...........  $ 8.99478    $ 9.76106             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97919    $10.47828       398,107
   01/01/2007 to 12/31/2007...........  $10.47828    $11.19855     1,045,566
   01/01/2008 to 12/31/2008...........  $11.19855    $ 7.82382     3,006,296
   01/01/2009 to 12/31/2009...........  $ 7.82382    $ 9.45287     5,940,132
   01/01/2010 to 12/31/2010...........  $ 9.45287    $10.40364     6,021,508
   01/01/2011 to 12/31/2011...........  $10.40364    $10.07115     5,192,756
   01/01/2012 to 12/31/2012...........  $10.07115    $11.09968     5,454,823
   01/01/2013 to 12/31/2013...........  $11.09968    $12.79626     5,258,287
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99833    $ 9.14439        11,718
   01/01/2012 to 12/31/2012...........  $ 9.14439    $10.02630        44,567
   01/01/2013 to 12/31/2013...........  $10.02630    $10.89118        42,302
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99833    $10.47405        17,056
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93822    $ 9.61299             0
   01/01/2010 to 12/31/2010...........  $ 9.61299    $10.41615             0
   01/01/2011 to 12/31/2011...........  $10.41615    $11.19107             0
   01/01/2012 to 12/31/2012...........  $11.19107    $11.42266             0
   01/01/2013 to 12/31/2013...........  $11.42266    $11.11626             0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92265    $ 9.67902             0
   01/01/2010 to 12/31/2010...........  $ 9.67902    $10.54551             0
   01/01/2011 to 12/31/2011...........  $10.54551    $11.73731             0
   01/01/2012 to 12/31/2012...........  $11.73731    $12.15857             0
   01/01/2013 to 12/31/2013...........  $12.15857    $11.53989             0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90543    $ 9.57969             0
   01/01/2010 to 12/31/2010...........  $ 9.57969    $10.45380             0
   01/01/2011 to 12/31/2011...........  $10.45380    $11.88036             0
   01/01/2012 to 12/31/2012...........  $11.88036    $12.32352             0
   01/01/2013 to 12/31/2013...........  $12.32352    $11.49247             0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88414    $ 9.25455             0
   01/01/2010 to 12/31/2010...........  $ 9.25455    $10.14278             0
   01/01/2011 to 12/31/2011...........  $10.14278    $11.79550             0
   01/01/2012 to 12/31/2012...........  $11.79550    $12.28859             0
   01/01/2013 to 12/31/2013...........  $12.28859    $11.25704             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99778    $10.98498             0
   01/01/2011 to 12/31/2011...........  $10.98498    $12.94990             0
   01/01/2012 to 12/31/2012...........  $12.94990    $13.55154             0
   01/01/2013 to 12/31/2013...........  $13.55154    $12.34960             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99833    $11.99503             0
   01/01/2012 to 12/31/2012...........  $11.99503    $12.44101             0
   01/01/2013 to 12/31/2013...........  $12.44101    $11.00299             0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99778    $10.37684             0
   01/01/2013 to 12/31/2013...........  $10.37684    $ 9.13129             0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99889    $ 8.73091             0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97950    $10.57999       831,880
   01/01/2007 to 12/31/2007...........  $10.57999    $11.37500     2,558,602
   01/01/2008 to 12/31/2008...........  $11.37500    $ 7.25187     4,323,643
   01/01/2009 to 12/31/2009...........  $ 7.25187    $ 8.90621     7,701,858
   01/01/2010 to 12/31/2010...........  $ 8.90621    $ 9.89472     8,056,803
   01/01/2011 to 12/31/2011...........  $ 9.89472    $ 9.46090     6,257,591
   01/01/2012 to 12/31/2012...........  $ 9.46090    $10.54275     6,771,067
   01/01/2013 to 12/31/2013...........  $10.54275    $12.67414     7,132,679
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99833    $11.62670        20,165
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88676    $12.08927        67,305
   01/01/2007 to 12/31/2007...........  $12.08927    $ 9.48340        85,556
   01/01/2008 to 12/31/2008...........  $ 9.48340    $ 6.03531        98,068
   01/01/2009 to 12/31/2009...........  $ 6.03531    $ 7.80228        99,922
   01/01/2010 to 12/31/2010...........  $ 7.80228    $ 9.83932       115,670
   01/01/2011 to 12/31/2011...........  $ 9.83932    $10.27737        91,118
   01/01/2012 to 12/31/2012...........  $10.27737    $11.61618       116,779
   01/01/2013 to 12/31/2013...........  $11.61618    $11.73944       108,449
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98261    $10.43084        12,304
   01/01/2007 to 12/31/2007...........  $10.43084    $ 8.40420        40,522
   01/01/2008 to 07/18/2008...........  $ 8.40420    $ 7.68481             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99833    $ 9.66522         3,380

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99833    $ 9.92504        21,362
   01/01/2007 to 12/31/2007...........  $ 9.92504    $10.81494        51,954
   01/01/2008 to 12/31/2008...........  $10.81494    $ 5.92475        40,190
   01/01/2009 to 12/31/2009...........  $ 5.92475    $ 7.70205        69,359
   01/01/2010 to 12/31/2010...........  $ 7.70205    $10.00370        82,880
   01/01/2011 to 12/31/2011...........  $10.00370    $ 8.51771        98,852
   01/01/2012 to 12/31/2012...........  $ 8.51771    $10.02169        92,752
   01/01/2013 to 12/31/2013...........  $10.02169    $13.82838        95,869
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10350    $ 7.48844       188,704
   01/01/2009 to 12/31/2009...........  $ 7.48844    $ 8.89587       378,474
   01/01/2010 to 12/31/2010...........  $ 8.89587    $ 9.87870       410,194
   01/01/2011 to 12/31/2011...........  $ 9.87870    $ 9.44116       359,039
   01/01/2012 to 12/31/2012...........  $ 9.44116    $10.51263       403,104
   01/01/2013 to 12/31/2013...........  $10.51263    $12.28195       437,099
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99833    $10.50147       131,264
   01/01/2007 to 12/31/2007...........  $10.50147    $11.16999       355,077
   01/01/2008 to 12/31/2008...........  $11.16999    $ 7.17065     1,052,064
   01/01/2009 to 12/31/2009...........  $ 7.17065    $ 8.70250     2,453,023
   01/01/2010 to 12/31/2010...........  $ 8.70250    $ 9.75259     2,624,502
   01/01/2011 to 12/31/2011...........  $ 9.75259    $ 9.41320     2,330,805
   01/01/2012 to 12/31/2012...........  $ 9.41320    $10.20477     2,449,342
   01/01/2013 to 12/31/2013...........  $10.20477    $11.47571     2,332,694
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99834    $ 7.46062        92,522
   01/01/2009 to 11/13/2009...........  $ 7.46062    $ 8.31782             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99834    $10.72166       922,925
   01/01/2013 to 12/31/2013...........  $10.72166    $13.07753       980,919
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99833    $10.78968        23,483
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17501    $ 6.10332         2,015
   01/01/2009 to 12/31/2009...........  $ 6.10332    $ 8.07992         7,533
   01/01/2010 to 12/31/2010...........  $ 8.07992    $ 9.51698         8,974
   01/01/2011 to 12/31/2011...........  $ 9.51698    $ 8.85615        14,313
   01/01/2012 to 12/31/2012...........  $ 8.85615    $11.00403        28,763
   01/01/2013 to 12/31/2013...........  $11.00403    $11.25178        26,458

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93469    $10.22872       39,668
   01/01/2007 to 12/31/2007...........  $10.22872    $11.42452      117,879
   01/01/2008 to 12/31/2008...........  $11.42452    $ 6.68665      134,309
   01/01/2009 to 12/31/2009...........  $ 6.68665    $ 9.78901      210,444
   01/01/2010 to 12/31/2010...........  $ 9.78901    $10.57926      191,290
   01/01/2011 to 12/31/2011...........  $10.57926    $ 9.95673      183,045
   01/01/2012 to 12/31/2012...........  $ 9.95673    $11.68469      179,388
   01/01/2013 to 12/31/2013...........  $11.68469    $14.85522      146,160
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96029    $11.00935       15,614
   01/01/2007 to 12/31/2007...........  $11.00935    $11.34013       60,992
   01/01/2008 to 12/31/2008...........  $11.34013    $ 6.59044       59,215
   01/01/2009 to 12/31/2009...........  $ 6.59044    $ 7.69719      108,452
   01/01/2010 to 12/31/2010...........  $ 7.69719    $ 8.51452      108,896
   01/01/2011 to 12/31/2011...........  $ 8.51452    $ 7.88321      123,164
   01/01/2012 to 12/31/2012...........  $ 7.88321    $ 9.24382      147,553
   01/01/2013 to 12/31/2013...........  $ 9.24382    $12.09651      112,148
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95768    $ 9.84454       20,966
   01/01/2007 to 12/31/2007...........  $ 9.84454    $11.51201       70,051
   01/01/2008 to 12/31/2008...........  $11.51201    $ 6.67880       74,451
   01/01/2009 to 12/31/2009...........  $ 6.67880    $10.28128      146,279
   01/01/2010 to 12/31/2010...........  $10.28128    $12.07219      125,854
   01/01/2011 to 12/31/2011...........  $12.07219    $11.47775      107,922
   01/01/2012 to 12/31/2012...........  $11.47775    $13.45286      127,793
   01/01/2013 to 12/31/2013...........  $13.45286    $17.42637      121,703
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08918    $ 7.59716      111,892
   01/01/2009 to 12/31/2009...........  $ 7.59716    $ 9.18532      424,265
   01/01/2010 to 12/31/2010...........  $ 9.18532    $10.04474      457,592
   01/01/2011 to 12/31/2011...........  $10.04474    $ 9.79338      445,565
   01/01/2012 to 12/31/2012...........  $ 9.79338    $10.56843      461,766
   01/01/2013 to 12/31/2013...........  $10.56843    $11.37324      416,606
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03322    $ 7.62678       11,741
   01/01/2009 to 12/31/2009...........  $ 7.62678    $ 9.47993       27,806
   01/01/2010 to 12/31/2010...........  $ 9.47993    $11.77620       35,349
   01/01/2011 to 12/31/2011...........  $11.77620    $11.69023       46,437
   01/01/2012 to 12/31/2012...........  $11.69023    $13.25235       50,032
   01/01/2013 to 12/31/2013...........  $13.25235    $18.02652       46,071

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94903    $10.99149        51,954
   01/01/2007 to 12/31/2007...........  $10.99149    $10.89644       110,209
   01/01/2008 to 12/31/2008...........  $10.89644    $ 6.69452        69,103
   01/01/2009 to 12/31/2009...........  $ 6.69452    $ 7.75779        96,419
   01/01/2010 to 12/31/2010...........  $ 7.75779    $ 8.54781        76,351
   01/01/2011 to 12/31/2011...........  $ 8.54781    $ 8.33514        85,319
   01/01/2012 to 12/31/2012...........  $ 8.33514    $ 9.26205        94,670
   01/01/2013 to 12/31/2013...........  $ 9.26205    $12.21905        84,453
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99833    $10.54166        36,262
   01/01/2007 to 12/31/2007...........  $10.54166    $10.58506        67,232
   01/01/2008 to 12/31/2008...........  $10.58506    $ 7.72288        52,614
   01/01/2009 to 12/31/2009...........  $ 7.72288    $10.25837        98,174
   01/01/2010 to 12/31/2010...........  $10.25837    $11.40941       117,981
   01/01/2011 to 12/31/2011...........  $11.40941    $11.53541       101,852
   01/01/2012 to 12/31/2012...........  $11.53541    $12.87158       133,663
   01/01/2013 to 12/31/2013...........  $12.87158    $13.51865       119,485
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99185    $10.58063        66,017
   01/01/2007 to 12/31/2007...........  $10.58063    $12.34222       115,136
   01/01/2008 to 12/31/2008...........  $12.34222    $ 6.01888       132,206
   01/01/2009 to 12/31/2009...........  $ 6.01888    $ 7.97937       144,204
   01/01/2010 to 12/31/2010...........  $ 7.97937    $ 8.95266       142,115
   01/01/2011 to 12/31/2011...........  $ 8.95266    $ 7.63921       121,556
   01/01/2012 to 12/31/2012...........  $ 7.63921    $ 9.01008       128,199
   01/01/2013 to 12/31/2013...........  $ 9.01008    $10.51170       130,106
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01000    $10.84310        53,925
   01/01/2007 to 12/31/2007...........  $10.84310    $12.51580       161,390
   01/01/2008 to 12/31/2008...........  $12.51580    $ 6.86748       157,577
   01/01/2009 to 12/31/2009...........  $ 6.86748    $ 8.78189       161,271
   01/01/2010 to 12/31/2010...........  $ 8.78189    $ 9.55932       143,460
   01/01/2011 to 12/31/2011...........  $ 9.55932    $ 8.19186       116,484
   01/01/2012 to 12/31/2012...........  $ 8.19186    $ 9.36563       111,451
   01/01/2013 to 12/31/2013...........  $ 9.36563    $10.96415       111,252
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99834    $10.69598     9,882,729
   01/01/2009 to 12/31/2009...........  $10.69598    $11.66588     3,643,097
   01/01/2010 to 12/31/2010...........  $11.66588    $12.66748     1,688,626
   01/01/2011 to 12/31/2011...........  $12.66748    $13.95826     6,300,372
   01/01/2012 to 12/31/2012...........  $13.95826    $14.96335     3,411,133
   01/01/2013 to 12/31/2013...........  $14.96335    $14.19618     1,787,174
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11169    $ 7.12219        92,463
   01/01/2009 to 12/31/2009...........  $ 7.12219    $ 8.84025       303,986
   01/01/2010 to 12/31/2010...........  $ 8.84025    $ 9.85968       322,410
   01/01/2011 to 12/31/2011...........  $ 9.85968    $ 9.60684       288,926
   01/01/2012 to 12/31/2012...........  $ 9.60684    $10.69231       288,880
   01/01/2013 to 12/31/2013...........  $10.69231    $12.18347       277,424

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99833    $10.55747        33,028
   01/01/2007 to 12/31/2007...........  $10.55747    $11.32088       105,867
   01/01/2008 to 12/31/2008...........  $11.32088    $ 6.50272       129,416
   01/01/2009 to 12/31/2009...........  $ 6.50272    $ 8.65847       155,384
   01/01/2010 to 12/31/2010...........  $ 8.65847    $ 9.09287       151,899
   01/01/2011 to 12/31/2011...........  $ 9.09287    $ 8.09515       137,104
   01/01/2012 to 12/31/2012...........  $ 8.09515    $ 9.67028       134,987
   01/01/2013 to 12/31/2013...........  $ 9.67028    $10.93165       145,446
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96698    $10.51404        10,192
   01/01/2007 to 12/31/2007...........  $10.51404    $10.50173        92,521
   01/01/2008 to 12/31/2008...........  $10.50173    $ 8.47786       881,341
   01/01/2009 to 12/31/2009...........  $ 8.47786    $10.13685     1,938,181
   01/01/2010 to 12/31/2010...........  $10.13685    $10.66025     1,964,380
   01/01/2011 to 12/31/2011...........  $10.66025    $10.47082     1,595,962
   01/01/2012 to 12/31/2012...........  $10.47082    $11.35999     1,683,963
   01/01/2013 to 12/31/2013...........  $11.35999    $12.35987     1,692,987
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08372    $10.28564             0
   01/01/2010 to 12/31/2010...........  $10.28564    $11.21966         2,278
   01/01/2011 to 12/31/2011...........  $11.21966    $11.06744         6,036
   01/01/2012 to 12/31/2012...........  $11.06744    $12.49182        14,264
   01/01/2013 to 12/31/2013...........  $12.49182    $16.70815        11,100
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14510    $10.29546         3,105
   01/01/2010 to 12/31/2010...........  $10.29546    $11.47335        23,527
   01/01/2011 to 12/31/2011...........  $11.47335    $10.58293        19,439
   01/01/2012 to 12/31/2012...........  $10.58293    $11.74230        26,452
   01/01/2013 to 12/31/2013...........  $11.74230    $15.12299        16,877
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95966    $10.98746        69,622
   01/01/2007 to 12/31/2007...........  $10.98746    $10.44409       128,473
   01/01/2008 to 12/31/2008...........  $10.44409    $ 5.98792       156,705
   01/01/2009 to 12/31/2009...........  $ 5.98792    $ 7.00799       193,547
   01/01/2010 to 12/31/2010...........  $ 7.00799    $ 7.77093       189,197
   01/01/2011 to 12/31/2011...........  $ 7.77093    $ 7.29646       159,734
   01/01/2012 to 12/31/2012...........  $ 7.29646    $ 8.35699       156,160
   01/01/2013 to 12/31/2013...........  $ 8.35699    $11.45354       169,043

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94780    $10.19358       61,348
   01/01/2007 to 12/31/2007...........  $10.19358    $11.48245      121,725
   01/01/2008 to 12/31/2008...........  $11.48245    $ 6.33900      158,966
   01/01/2009 to 12/31/2009...........  $ 6.33900    $ 8.06019      162,034
   01/01/2010 to 12/31/2010...........  $ 8.06019    $ 9.45837      169,419
   01/01/2011 to 12/31/2011...........  $ 9.45837    $ 9.18401      142,218
   01/01/2012 to 12/31/2012...........  $ 9.18401    $10.10307      141,094
   01/01/2013 to 12/31/2013...........  $10.10307    $13.52485      134,367
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99833    $10.45604        6,942
   01/01/2007 to 12/31/2007...........  $10.45604    $10.86861       19,664
   01/01/2008 to 12/31/2008...........  $10.86861    $ 8.17364       32,923
   01/01/2009 to 12/31/2009...........  $ 8.17364    $10.78110       62,345
   01/01/2010 to 12/31/2010...........  $10.78110    $11.98174       71,336
   01/01/2011 to 12/31/2011...........  $11.98174    $12.93561      180,918
   01/01/2012 to 12/31/2012...........  $12.93561    $13.42690      185,611
   01/01/2013 to 12/31/2013...........  $13.42690    $12.89394      152,353
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95987    $11.07884        9,461
   01/01/2007 to 12/31/2007...........  $11.07884    $11.87567       27,105
   01/01/2008 to 12/31/2008...........  $11.87567    $ 7.68143       39,719
   01/01/2009 to 12/31/2009...........  $ 7.68143    $ 9.89869       46,304
   01/01/2010 to 12/31/2010...........  $ 9.89869    $10.86845       43,950
   01/01/2011 to 12/31/2011...........  $10.86845    $10.31678       63,362
   01/01/2012 to 12/31/2012...........  $10.31678    $12.44219       74,593
   01/01/2013 to 12/31/2013...........  $12.44219    $15.56154       81,250
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93144    $10.35955        9,672
   01/01/2007 to 12/31/2007...........  $10.35955    $11.68399       22,402
   01/01/2008 to 12/31/2008...........  $11.68399    $ 7.29262       35,994
   01/01/2009 to 12/31/2009...........  $ 7.29262    $ 8.88300       44,333
   01/01/2010 to 12/31/2010...........  $ 8.88300    $ 9.81745       73,010
   01/01/2011 to 12/31/2011...........  $ 9.81745    $ 9.56339       55,757
   01/01/2012 to 12/31/2012...........  $ 9.56339    $10.97198       53,228
   01/01/2013 to 12/31/2013...........  $10.97198    $14.69811       61,461
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99834    $10.18297            0
   01/01/2013 to 12/31/2013...........  $10.18297    $13.42139          680

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92877    $10.37935       17,928
   01/01/2007 to 12/31/2007...........  $10.37935    $10.44960       50,093
   01/01/2008 to 12/31/2008...........  $10.44960    $ 6.33563       46,590
   01/01/2009 to 12/31/2009...........  $ 6.33563    $ 8.62254       68,287
   01/01/2010 to 12/31/2010...........  $ 8.62254    $10.44421       75,740
   01/01/2011 to 12/31/2011...........  $10.44421    $ 9.88148       80,974
   01/01/2012 to 12/31/2012...........  $ 9.88148    $11.46534       84,044
   01/01/2013 to 12/31/2013...........  $11.46534    $14.87695       55,495
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99951    $10.18444       73,532
   01/01/2007 to 12/31/2007...........  $10.18444    $10.46814      175,527
   01/01/2008 to 12/31/2008...........  $10.46814    $10.51516      724,864
   01/01/2009 to 12/31/2009...........  $10.51516    $10.32932      319,983
   01/01/2010 to 12/31/2010...........  $10.32932    $10.12431      206,149
   01/01/2011 to 12/31/2011...........  $10.12431    $ 9.92340      219,016
   01/01/2012 to 12/31/2012...........  $ 9.92340    $ 9.72484      239,664
   01/01/2013 to 12/31/2013...........  $ 9.72484    $ 9.52949      141,037
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03547    $10.13676       26,778
   01/01/2007 to 12/31/2007...........  $10.13676    $10.24685       61,947
   01/01/2008 to 12/31/2008...........  $10.24685    $ 5.79762       71,201
   01/01/2009 to 12/31/2009...........  $ 5.79762    $ 7.99019      124,978
   01/01/2010 to 12/31/2010...........  $ 7.99019    $ 9.66466      149,323
   01/01/2011 to 12/31/2011...........  $ 9.66466    $ 9.23545      113,194
   01/01/2012 to 12/31/2012...........  $ 9.23545    $10.59983      114,457
   01/01/2013 to 12/31/2013...........  $10.59983    $14.75031      126,604
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02824    $10.06439            0
   01/01/2012 to 12/31/2012...........  $10.06439    $10.34241            0
   01/01/2013 to 12/31/2013...........  $10.34241    $ 9.84758        1,527
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96472    $10.17959       14,685
   01/01/2007 to 12/31/2007...........  $10.17959    $12.18878       86,925
   01/01/2008 to 12/31/2008...........  $12.18878    $ 6.78592       79,919
   01/01/2009 to 12/31/2009...........  $ 6.78592    $ 8.63048       83,258
   01/01/2010 to 12/31/2010...........  $ 8.63048    $10.88248       98,518
   01/01/2011 to 12/31/2011...........  $10.88248    $10.84403       84,077
   01/01/2012 to 12/31/2012...........  $10.84403    $11.94166       79,425
   01/01/2013 to 12/31/2013...........  $11.94166    $15.51786       76,611
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98775    $ 9.42612        8,246
   01/01/2007 to 12/31/2007...........  $ 9.42612    $10.96429       51,379
   01/01/2008 to 12/31/2008...........  $10.96429    $ 6.17342       59,718
   01/01/2009 to 12/31/2009...........  $ 6.17342    $ 7.41439       56,938
   01/01/2010 to 12/31/2010...........  $ 7.41439    $ 8.73801       57,476
   01/01/2011 to 04/29/2011...........  $ 8.73801    $ 9.78938            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99834    $10.29816        78,731
   01/01/2013 to 12/31/2013...........  $10.29816    $12.00014        81,320
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10108    $ 5.56466           868
   01/01/2009 to 12/31/2009...........  $ 5.56466    $ 9.07977        76,455
   01/01/2010 to 12/31/2010...........  $ 9.07977    $10.87894       147,559
   01/01/2011 to 12/31/2011...........  $10.87894    $ 8.49952       116,033
   01/01/2012 to 12/31/2012...........  $ 8.49952    $ 9.82181        81,185
   01/01/2013 to 12/31/2013...........  $ 9.82181    $ 9.64592        74,537
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97993    $10.14601        25,418
   01/01/2007 to 12/31/2007...........  $10.14601    $10.61705        38,117
   01/01/2008 to 12/31/2008...........  $10.61705    $10.51970       171,215
   01/01/2009 to 12/31/2009...........  $10.51970    $11.36291       155,535
   01/01/2010 to 12/31/2010...........  $11.36291    $11.56869       218,728
   01/01/2011 to 12/31/2011...........  $11.56869    $11.59154       151,373
   01/01/2012 to 12/31/2012...........  $11.59154    $11.89152       145,930
   01/01/2013 to 12/31/2013...........  $11.89152    $11.39925       109,039
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97098    $10.27835        67,301
   01/01/2007 to 12/31/2007...........  $10.27835    $10.90759       232,812
   01/01/2008 to 12/31/2008...........  $10.90759    $10.44693       477,777
   01/01/2009 to 12/31/2009...........  $10.44693    $11.92891       789,347
   01/01/2010 to 12/31/2010...........  $11.92891    $12.59155       951,902
   01/01/2011 to 12/31/2011...........  $12.59155    $12.73127       781,155
   01/01/2012 to 12/31/2012...........  $12.73127    $13.63808       817,374
   01/01/2013 to 12/31/2013...........  $13.63808    $13.11863       777,758
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97891    $10.39145       113,615
   01/01/2007 to 12/31/2007...........  $10.39145    $11.06941       280,016
   01/01/2008 to 12/31/2008...........  $11.06941    $ 8.73325     1,646,436
   01/01/2009 to 12/31/2009...........  $ 8.73325    $10.27253     4,619,314
   01/01/2010 to 12/31/2010...........  $10.27253    $11.13028     4,613,315
   01/01/2011 to 12/31/2011...........  $11.13028    $11.01569     4,303,458
   01/01/2012 to 12/31/2012...........  $11.01569    $11.91379     4,600,016
   01/01/2013 to 12/31/2013...........  $11.91379    $12.74983     4,434,401
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01825    $10.06428             0
   01/01/2012 to 12/31/2012...........  $10.06428    $10.56292         8,064
   01/01/2013 to 12/31/2013...........  $10.56292    $10.11124        14,380

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99833    $10.28092        96,046
   01/01/2007 to 12/31/2007...........  $10.28092    $11.22337       428,297
   01/01/2008 to 12/31/2008...........  $11.22337    $ 6.52045       992,417
   01/01/2009 to 12/31/2009...........  $ 6.52045    $ 8.04911     2,930,136
   01/01/2010 to 12/31/2010...........  $ 8.04911    $ 9.38759     2,993,576
   01/01/2011 to 12/31/2011...........  $ 9.38759    $ 8.62754     2,121,795
   01/01/2012 to 12/31/2012...........  $ 8.62754    $ 9.54626     2,317,792
   01/01/2013 to 12/31/2013...........  $ 9.54626    $10.94724     2,290,164
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95056    $10.70509        12,851
   01/01/2007 to 12/31/2007...........  $10.70509    $10.70742       102,748
   01/01/2008 to 12/31/2008...........  $10.70742    $ 6.42985       105,318
   01/01/2009 to 12/31/2009...........  $ 6.42985    $ 7.67574       107,762
   01/01/2010 to 12/31/2010...........  $ 7.67574    $ 8.65355        99,843
   01/01/2011 to 12/31/2011...........  $ 8.65355    $ 8.77316        81,735
   01/01/2012 to 12/31/2012...........  $ 8.77316    $10.21323        62,108
   01/01/2013 to 12/31/2013...........  $10.21323    $13.25360        61,591
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99833    $ 8.87815           147
   01/01/2012 to 12/31/2012...........  $ 8.87815    $ 9.84419             0
   01/01/2013 to 12/31/2013...........  $ 9.84419    $11.80699         1,482
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08099    $ 7.32858       218,544
   01/01/2009 to 12/31/2009...........  $ 7.32858    $ 8.86096       858,467
   01/01/2010 to 12/31/2010...........  $ 8.86096    $ 9.71786       897,851
   01/01/2011 to 12/31/2011...........  $ 9.71786    $ 9.34997       818,528
   01/01/2012 to 12/31/2012...........  $ 9.34997    $10.10392       874,880
   01/01/2013 to 12/31/2013...........  $10.10392    $11.13261       775,302
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09917    $ 6.68122       138,308
   01/01/2009 to 12/31/2009...........  $ 6.68122    $ 8.30477       532,687
   01/01/2010 to 12/31/2010...........  $ 8.30477    $ 9.30511       678,275
   01/01/2011 to 12/31/2011...........  $ 9.30511    $ 8.90067       508,100
   01/01/2012 to 12/31/2012...........  $ 8.90067    $10.10866       577,953
   01/01/2013 to 12/31/2013...........  $10.10866    $11.69463       665,029
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98409    $10.54623         7,734
   01/01/2007 to 12/31/2007...........  $10.54623    $11.25493        52,850
   01/01/2008 to 12/31/2008...........  $11.25493    $ 7.69891       252,783
   01/01/2009 to 12/31/2009...........  $ 7.69891    $ 9.61241       564,588
   01/01/2010 to 12/31/2010...........  $ 9.61241    $10.53198       666,716
   01/01/2011 to 12/31/2011...........  $10.53198    $ 9.97185       558,660
   01/01/2012 to 12/31/2012...........  $ 9.97185    $10.85949       626,779
   01/01/2013 to 12/31/2013...........  $10.85949    $12.17376       635,324

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90482    $ 9.88919        17,114
   01/01/2007 to 12/31/2007...........  $ 9.88919    $10.38230        43,610
   01/01/2008 to 12/31/2008...........  $10.38230    $ 6.61289        53,553
   01/01/2009 to 12/31/2009...........  $ 6.61289    $ 8.67722        60,460
   01/01/2010 to 12/31/2010...........  $ 8.67722    $11.59956        63,825
   01/01/2011 to 12/31/2011...........  $11.59956    $11.25555        63,905
   01/01/2012 to 12/31/2012...........  $11.25555    $12.37201        71,913
   01/01/2013 to 12/31/2013...........  $12.37201    $16.38777        71,701
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99216    $10.43745        34,916
   01/01/2007 to 12/31/2007...........  $10.43745    $ 9.65301        77,915
   01/01/2008 to 12/31/2008...........  $ 9.65301    $ 6.64799       124,833
   01/01/2009 to 12/31/2009...........  $ 6.64799    $ 8.27329       134,882
   01/01/2010 to 12/31/2010...........  $ 8.27329    $10.21456       134,234
   01/01/2011 to 12/31/2011...........  $10.21456    $ 9.41140       133,500
   01/01/2012 to 12/31/2012...........  $ 9.41140    $10.89686       129,605
   01/01/2013 to 12/31/2013...........  $10.89686    $14.67173       116,657
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96786    $10.60407        31,732
   01/01/2007 to 12/31/2007...........  $10.60407    $11.04690       151,827
   01/01/2008 to 12/31/2008...........  $11.04690    $ 8.01637       729,439
   01/01/2009 to 12/31/2009...........  $ 8.01637    $ 9.75142     1,560,710
   01/01/2010 to 12/31/2010...........  $ 9.75142    $10.65781     1,608,768
   01/01/2011 to 12/31/2011...........  $10.65781    $10.65113     1,421,578
   01/01/2012 to 12/31/2012...........  $10.65113    $11.84541     1,699,927
   01/01/2013 to 12/31/2013...........  $11.84541    $13.56133     1,808,404
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95018    $11.04440        19,265
   01/01/2007 to 12/31/2007...........  $11.04440    $10.43535        59,523
   01/01/2008 to 12/31/2008...........  $10.43535    $ 5.94250        66,453
   01/01/2009 to 12/31/2009...........  $ 5.94250    $ 7.20882       114,365
   01/01/2010 to 12/31/2010...........  $ 7.20882    $ 7.99959       111,640
   01/01/2011 to 12/31/2011...........  $ 7.99959    $ 7.71059       128,242
   01/01/2012 to 12/31/2012...........  $ 7.71059    $ 8.85891       133,062
   01/01/2013 to 12/31/2013...........  $ 8.85891    $11.25798       128,704

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93985    $10.44162       31,269
   01/01/2007 to 12/31/2007...........  $10.44162    $11.07338      105,160
   01/01/2008 to 12/31/2008...........  $11.07338    $ 6.44882      143,903
   01/01/2009 to 12/31/2009...........  $ 6.44882    $ 9.69200      172,730
   01/01/2010 to 12/31/2010...........  $ 9.69200    $10.99898      189,286
   01/01/2011 to 12/31/2011...........  $10.99898    $10.59556      190,812
   01/01/2012 to 12/31/2012...........  $10.59556    $12.20797      201,854
   01/01/2013 to 12/31/2013...........  $12.20797    $17.22958      233,992
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14718    $ 9.80443       78,226
   01/01/2007 to 12/31/2007...........  $ 9.80443    $13.49811      280,545
   01/01/2008 to 12/31/2008...........  $13.49811    $ 6.61501      448,501
   01/01/2009 to 12/31/2009...........  $ 6.61501    $ 9.68103      570,448
   01/01/2010 to 12/31/2010...........  $ 9.68103    $11.42701      540,982
   01/01/2011 to 12/31/2011...........  $11.42701    $ 9.52728      430,042
   01/01/2012 to 12/31/2012...........  $ 9.52728    $ 9.67331      417,371
   01/01/2013 to 12/31/2013...........  $ 9.67331    $10.93697      412,034
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98933    $10.27317       10,024
   01/01/2007 to 12/31/2007...........  $10.27317    $11.03673       70,825
   01/01/2008 to 12/31/2008...........  $11.03673    $10.55165      155,019
   01/01/2009 to 12/31/2009...........  $10.55165    $11.59239      154,889
   01/01/2010 to 12/31/2010...........  $11.59239    $12.01191      102,119
   01/01/2011 to 12/31/2011...........  $12.01191    $12.25648       87,685
   01/01/2012 to 12/31/2012...........  $12.25648    $12.63750       82,912
   01/01/2013 to 12/31/2013...........  $12.63750    $11.91883       77,586
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97043    $10.62633      298,911
   01/01/2007 to 12/31/2007...........  $10.62633    $11.40714      614,520
   01/01/2008 to 12/31/2008...........  $11.40714    $ 6.44647      727,095
   01/01/2009 to 12/31/2009...........  $ 6.44647    $ 8.11299      709,214
   01/01/2010 to 12/31/2010...........  $ 8.11299    $ 9.11364      665,490
   01/01/2011 to 12/31/2011...........  $ 9.11364    $ 8.62227      578,409
   01/01/2012 to 12/31/2012...........  $ 8.62227    $ 9.37869      533,811
   01/01/2013 to 12/31/2013...........  $ 9.37869    $11.07462      607,157
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99833    $ 9.97497            0
   01/01/2008 to 12/31/2008...........  $ 9.97497    $ 9.26513       36,160
   01/01/2009 to 12/31/2009...........  $ 9.26513    $10.13485      183,941
   01/01/2010 to 12/31/2010...........  $10.13485    $10.70573      218,069
   01/01/2011 to 12/31/2011...........  $10.70573    $11.12302      217,013
   01/01/2012 to 12/31/2012...........  $11.12302    $11.75517      265,418
   01/01/2013 to 12/31/2013...........  $11.75517    $11.34702      213,265

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07801     $6.62657       292,960
   01/01/2009 to 12/31/2009...........  $ 6.62657     $8.44560       890,452
   01/01/2010 to 12/31/2010...........  $ 8.44560     $9.12346     1,223,525
   01/01/2011 to 12/31/2011...........  $ 9.12346     $8.79101       917,708
   01/01/2012 to 09/21/2012...........  $ 8.79101     $9.82277             0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT ONLY (2.15%) OR HIGHEST
   DAILY LIFETIME FIVE INCOME BENEFIT ONLY (2.15%) OR HD GRO 60 BPS (2.15%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38880    $10.95680      4,005,886
   01/01/2007 to 12/31/2007...........  $10.95680    $11.71266     12,685,306
   01/01/2008 to 12/31/2008...........  $11.71266    $ 7.81625     10,114,664
   01/01/2009 to 12/31/2009...........  $ 7.81625    $ 9.51550     10,025,052
   01/01/2010 to 12/31/2010...........  $ 9.51550    $10.42979      9,531,206
   01/01/2011 to 12/31/2011...........  $10.42979    $ 9.93908      8,762,846
   01/01/2012 to 12/31/2012...........  $ 9.93908    $10.95233      8,343,061
   01/01/2013 to 12/31/2013...........  $10.95233    $11.79135      8,006,074
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14338    $10.62093      1,210,894
   01/01/2007 to 12/31/2007...........  $10.62093    $11.38468      4,044,715
   01/01/2008 to 12/31/2008...........  $11.38468    $ 7.82320      3,237,001
   01/01/2009 to 12/31/2009...........  $ 7.82320    $ 9.66501      3,397,038
   01/01/2010 to 12/31/2010...........  $ 9.66501    $10.75845      3,348,819
   01/01/2011 to 12/31/2011...........  $10.75845    $10.54414      3,034,514
   01/01/2012 to 12/31/2012...........  $10.54414    $11.73066      3,022,912
   01/01/2013 to 12/31/2013...........  $11.73066    $13.38514      3,026,115
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.69604    $11.77553              0
   01/01/2007 to 12/31/2007...........  $11.77553    $11.51406              0
   01/01/2008 to 12/31/2008...........  $11.51406    $ 7.35512              0
   01/01/2009 to 12/31/2009...........  $ 7.35512    $ 8.48006         12,004
   01/01/2010 to 12/31/2010...........  $ 8.48006    $ 9.45099          9,410
   01/01/2011 to 12/31/2011...........  $ 9.45099    $ 9.58274          4,721
   01/01/2012 to 05/04/2012...........  $ 9.58274    $10.39565              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33925    $10.84933      1,407,551
   01/01/2007 to 12/31/2007...........  $10.84933    $11.58366      5,234,843
   01/01/2008 to 12/31/2008...........  $11.58366    $ 8.08498      4,799,295
   01/01/2009 to 12/31/2009...........  $ 8.08498    $ 9.75872      4,918,514
   01/01/2010 to 12/31/2010...........  $ 9.75872    $10.72990      4,805,610
   01/01/2011 to 12/31/2011...........  $10.72990    $10.37669      4,302,186
   01/01/2012 to 12/31/2012...........  $10.37669    $11.42526      4,177,623
   01/01/2013 to 12/31/2013...........  $11.42526    $13.15871      4,009,044

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99767    $ 9.13787      123,178
   01/01/2012 to 12/31/2012...........  $ 9.13787    $10.00940      131,011
   01/01/2013 to 12/31/2013...........  $10.00940    $10.86224      129,242
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99825    $10.46698        5,986
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99883    $ 9.34895            0
   01/01/2010 to 12/31/2010...........  $ 9.34895    $10.12019            0
   01/01/2011 to 12/31/2011...........  $10.12019    $10.86255            0
   01/01/2012 to 12/31/2012...........  $10.86255    $11.07639            0
   01/01/2013 to 12/31/2013...........  $11.07639    $10.76868            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99826    $12.00012            0
   01/01/2009 to 12/31/2009...........  $12.00012    $11.03670            0
   01/01/2010 to 12/31/2010...........  $11.03670    $12.01294            0
   01/01/2011 to 12/31/2011...........  $12.01294    $13.35765            0
   01/01/2012 to 12/31/2012...........  $13.35765    $13.82354            0
   01/01/2013 to 12/31/2013...........  $13.82354    $13.10722            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99826    $12.06868            0
   01/01/2009 to 12/31/2009...........  $12.06868    $10.90486            0
   01/01/2010 to 12/31/2010...........  $10.90486    $11.88816        1,310
   01/01/2011 to 12/31/2011...........  $11.88816    $13.49739        1,606
   01/01/2012 to 12/31/2012...........  $13.49739    $13.98700        1,112
   01/01/2013 to 12/31/2013...........  $13.98700    $13.03100            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99883    $ 8.76162            0
   01/01/2010 to 12/31/2010...........  $ 8.76162    $ 9.59316       84,417
   01/01/2011 to 12/31/2011...........  $ 9.59316    $11.14555            0
   01/01/2012 to 12/31/2012...........  $11.14555    $11.60016          574
   01/01/2013 to 12/31/2013...........  $11.60016    $10.61606          106
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99767    $10.97418       72,408
   01/01/2011 to 12/31/2011...........  $10.97418    $12.92454      749,325
   01/01/2012 to 12/31/2012...........  $12.92454    $13.51172      274,620
   01/01/2013 to 12/31/2013...........  $13.51172    $12.30125        1,495

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99825    $11.98335        287,319
   01/01/2012 to 12/31/2012...........  $11.98335    $12.41671        417,896
   01/01/2013 to 12/31/2013...........  $12.41671    $10.97074         16,348
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99767    $10.36658        181,760
   01/01/2013 to 12/31/2013...........  $10.36658    $ 9.11332      1,115,170
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99883    $ 8.72233        541,867
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50780    $11.13289      4,496,419
   01/01/2007 to 12/31/2007...........  $11.13289    $11.95767     16,419,372
   01/01/2008 to 12/31/2008...........  $11.95767    $ 7.61582     11,788,190
   01/01/2009 to 12/31/2009...........  $ 7.61582    $ 9.34393     11,925,399
   01/01/2010 to 12/31/2010...........  $ 9.34393    $10.37074     11,755,291
   01/01/2011 to 12/31/2011...........  $10.37074    $ 9.90639     10,791,513
   01/01/2012 to 12/31/2012...........  $ 9.90639    $11.02837     10,136,164
   01/01/2013 to 12/31/2013...........  $11.02837    $13.24495     10,126,135
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99825    $11.61702              0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.11328    $16.02423              0
   01/01/2007 to 12/31/2007...........  $16.02423    $12.55783              0
   01/01/2008 to 12/31/2008...........  $12.55783    $ 7.98401              0
   01/01/2009 to 12/31/2009...........  $ 7.98401    $10.31138          1,515
   01/01/2010 to 12/31/2010...........  $10.31138    $12.99078          7,457
   01/01/2011 to 12/31/2011...........  $12.99078    $13.55593          3,278
   01/01/2012 to 12/31/2012...........  $13.55593    $15.30693          3,772
   01/01/2013 to 12/31/2013...........  $15.30693    $15.45428          6,265
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.22169    $11.71792              0
   01/01/2007 to 12/31/2007...........  $11.71792    $ 9.43198              0
   01/01/2008 to 07/18/2008...........  $ 9.43198    $ 8.61999              0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99825    $ 9.65873         28,468

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.16315    $12.06616             0
   01/01/2007 to 12/31/2007...........  $12.06616    $13.13512             0
   01/01/2008 to 12/31/2008...........  $13.13512    $ 7.18873             0
   01/01/2009 to 12/31/2009...........  $ 7.18873    $ 9.33599         8,313
   01/01/2010 to 12/31/2010...........  $ 9.33599    $12.11421        12,965
   01/01/2011 to 12/31/2011...........  $12.11421    $10.30454         9,086
   01/01/2012 to 12/31/2012...........  $10.30454    $12.11213        12,705
   01/01/2013 to 12/31/2013...........  $12.11213    $16.69652         4,812
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10348    $ 7.48354        51,262
   01/01/2009 to 12/31/2009...........  $ 7.48354    $ 8.88137        77,911
   01/01/2010 to 12/31/2010...........  $ 8.88137    $ 9.85295       145,351
   01/01/2011 to 12/31/2011...........  $ 9.85295    $ 9.40740       140,822
   01/01/2012 to 12/31/2012...........  $ 9.40740    $10.46483       141,677
   01/01/2013 to 12/31/2013...........  $10.46483    $12.21404       183,880
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04361    $10.54213       662,361
   01/01/2007 to 12/31/2007...........  $10.54213    $11.20213     2,542,989
   01/01/2008 to 12/31/2008...........  $11.20213    $ 7.18420     2,005,436
   01/01/2009 to 12/31/2009...........  $ 7.18420    $ 8.71044     2,135,557
   01/01/2010 to 12/31/2010...........  $ 8.71044    $ 9.75195     2,115,980
   01/01/2011 to 12/31/2011...........  $ 9.75195    $ 9.40336     1,891,589
   01/01/2012 to 12/31/2012...........  $ 9.40336    $10.18410     1,882,053
   01/01/2013 to 12/31/2013...........  $10.18410    $11.44134     1,809,593
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99826    $ 7.45733        97,557
   01/01/2009 to 11/13/2009...........  $ 7.45733    $ 8.30710             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99826    $10.71445       278,408
   01/01/2013 to 12/31/2013...........  $10.71445    $13.05594       267,507
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99825    $10.78251       120,815
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17493    $ 6.10058             0
   01/01/2009 to 12/31/2009...........  $ 6.10058    $ 8.06833         1,440
   01/01/2010 to 12/31/2010...........  $ 8.06833    $ 9.49404         2,135
   01/01/2011 to 12/31/2011...........  $ 9.49404    $ 8.82617         1,027
   01/01/2012 to 12/31/2012...........  $ 8.82617    $10.95611         1,501
   01/01/2013 to 12/31/2013...........  $10.95611    $11.19183           270

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.21585    $11.54033            0
   01/01/2007 to 12/31/2007...........  $11.54033    $12.87688            0
   01/01/2008 to 12/31/2008...........  $12.87688    $ 7.52930            0
   01/01/2009 to 12/31/2009...........  $ 7.52930    $11.01183       12,171
   01/01/2010 to 12/31/2010...........  $11.01183    $11.88909       11,972
   01/01/2011 to 12/31/2011...........  $11.88909    $11.17858        4,246
   01/01/2012 to 12/31/2012...........  $11.17858    $13.10590        5,627
   01/01/2013 to 12/31/2013...........  $13.10590    $16.64571        1,167
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62847    $11.74026            0
   01/01/2007 to 12/31/2007...........  $11.74026    $12.08115            0
   01/01/2008 to 12/31/2008...........  $12.08115    $ 7.01424            0
   01/01/2009 to 12/31/2009...........  $ 7.01424    $ 8.18418        4,544
   01/01/2010 to 12/31/2010...........  $ 8.18418    $ 9.04440        5,035
   01/01/2011 to 12/31/2011...........  $ 9.04440    $ 8.36561        2,404
   01/01/2012 to 12/31/2012...........  $ 8.36561    $ 9.79991        2,697
   01/01/2013 to 12/31/2013...........  $ 9.79991    $12.81173        1,106
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.09667    $10.96352            0
   01/01/2007 to 12/31/2007...........  $10.96352    $12.80795            0
   01/01/2008 to 12/31/2008...........  $12.80795    $ 7.42328            0
   01/01/2009 to 12/31/2009...........  $ 7.42328    $11.41627       12,988
   01/01/2010 to 12/31/2010...........  $11.41627    $13.39182       16,762
   01/01/2011 to 12/31/2011...........  $13.39182    $12.71994        8,299
   01/01/2012 to 12/31/2012...........  $12.71994    $14.89424       11,302
   01/01/2013 to 12/31/2013...........  $14.89424    $19.27459        8,496
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08915    $ 7.59217      147,930
   01/01/2009 to 12/31/2009...........  $ 7.59217    $ 9.17026      180,458
   01/01/2010 to 12/31/2010...........  $ 9.17026    $10.01855      175,746
   01/01/2011 to 12/31/2011...........  $10.01855    $ 9.75834      153,094
   01/01/2012 to 12/31/2012...........  $ 9.75834    $10.52024      177,283
   01/01/2013 to 12/31/2013...........  $10.52024    $11.31029      152,137
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03314    $ 7.62336            0
   01/01/2009 to 12/31/2009...........  $ 7.62336    $ 9.46659        9,261
   01/01/2010 to 12/31/2010...........  $ 9.46659    $11.74810       15,867
   01/01/2011 to 12/31/2011...........  $11.74810    $11.65091        5,903
   01/01/2012 to 12/31/2012...........  $11.65091    $13.19484        5,377
   01/01/2013 to 12/31/2013...........  $13.19484    $17.93083        1,547

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.52053    $12.71928            0
   01/01/2007 to 12/31/2007...........  $12.71928    $12.59690            0
   01/01/2008 to 12/31/2008...........  $12.59690    $ 7.73169            0
   01/01/2009 to 12/31/2009...........  $ 7.73169    $ 8.95107          179
   01/01/2010 to 12/31/2010...........  $ 8.95107    $ 9.85304          241
   01/01/2011 to 12/31/2011...........  $ 9.85304    $ 9.59855        2,850
   01/01/2012 to 12/31/2012...........  $ 9.59855    $10.65551          222
   01/01/2013 to 12/31/2013...........  $10.65551    $14.04359          690
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.06856    $10.60878            0
   01/01/2007 to 12/31/2007...........  $10.60878    $10.64201            0
   01/01/2008 to 12/31/2008...........  $10.64201    $ 7.75677            0
   01/01/2009 to 12/31/2009...........  $ 7.75677    $10.29318        6,203
   01/01/2010 to 12/31/2010...........  $10.29318    $11.43698        5,440
   01/01/2011 to 12/31/2011...........  $11.43698    $11.55188        3,205
   01/01/2012 to 12/31/2012...........  $11.55188    $12.87737        3,425
   01/01/2013 to 12/31/2013...........  $12.87737    $13.51149          338
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99177    $10.57369            0
   01/01/2007 to 12/31/2007...........  $10.57369    $12.32194            0
   01/01/2008 to 12/31/2008...........  $12.32194    $ 6.00307            0
   01/01/2009 to 12/31/2009...........  $ 6.00307    $ 7.95060        6,285
   01/01/2010 to 12/31/2010...........  $ 7.95060    $ 8.91178        9,775
   01/01/2011 to 12/31/2011...........  $ 8.91178    $ 7.59690        3,070
   01/01/2012 to 12/31/2012...........  $ 7.59690    $ 8.95135        4,045
   01/01/2013 to 12/31/2013...........  $ 8.95135    $10.43284          307
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00992    $10.83593            0
   01/01/2007 to 12/31/2007...........  $10.83593    $12.49528            0
   01/01/2008 to 12/31/2008...........  $12.49528    $ 6.84949            0
   01/01/2009 to 12/31/2009...........  $ 6.84949    $ 8.75042        6,266
   01/01/2010 to 12/31/2010...........  $ 8.75042    $ 9.51572        5,026
   01/01/2011 to 12/31/2011...........  $ 9.51572    $ 8.14664        1,987
   01/01/2012 to 12/31/2012...........  $ 8.14664    $ 9.30490        3,151
   01/01/2013 to 12/31/2013...........  $ 9.30490    $10.88229          633
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11166    $ 7.11750       74,112
   01/01/2009 to 12/31/2009...........  $ 7.11750    $ 8.82580      159,340
   01/01/2010 to 12/31/2010...........  $ 8.82580    $ 9.83405      224,639
   01/01/2011 to 12/31/2011...........  $ 9.83405    $ 9.57260      159,150
   01/01/2012 to 12/31/2012...........  $ 9.57260    $10.64380      202,323
   01/01/2013 to 12/31/2013...........  $10.64380    $12.11634      216,670

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.08901    $12.75684             0
   01/01/2007 to 12/31/2007...........  $12.75684    $13.66576             0
   01/01/2008 to 12/31/2008...........  $13.66576    $ 7.84189             0
   01/01/2009 to 12/31/2009...........  $ 7.84189    $10.43150         3,119
   01/01/2010 to 12/31/2010...........  $10.43150    $10.94417         6,612
   01/01/2011 to 12/31/2011...........  $10.94417    $ 9.73366         2,765
   01/01/2012 to 12/31/2012...........  $ 9.73366    $11.61603         4,536
   01/01/2013 to 12/31/2013...........  $11.61603    $13.11836         3,719
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.92161    $11.51373             0
   01/01/2007 to 12/31/2007...........  $11.51373    $11.48901       666,826
   01/01/2008 to 12/31/2008...........  $11.48901    $ 9.26576     1,346,293
   01/01/2009 to 12/31/2009...........  $ 9.26576    $11.06807     1,367,029
   01/01/2010 to 12/31/2010...........  $11.06807    $11.62819     1,313,997
   01/01/2011 to 12/31/2011...........  $11.62819    $11.41042     1,230,668
   01/01/2012 to 12/31/2012...........  $11.41042    $12.36735     1,209,849
   01/01/2013 to 12/31/2013...........  $12.36735    $13.44281     1,111,886
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08364    $10.28433         1,439
   01/01/2010 to 12/31/2010...........  $10.28433    $11.20726         4,975
   01/01/2011 to 12/31/2011...........  $11.20726    $11.04434         1,358
   01/01/2012 to 12/31/2012...........  $11.04434    $12.45348         1,816
   01/01/2013 to 12/31/2013...........  $12.45348    $16.64059           736
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14502    $10.29414         1,054
   01/01/2010 to 12/31/2010...........  $10.29414    $11.46057         2,471
   01/01/2011 to 12/31/2011...........  $11.46057    $10.56090           485
   01/01/2012 to 12/31/2012...........  $10.56090    $11.70643           608
   01/01/2013 to 12/31/2013...........  $11.70643    $15.06200           194
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06145    $12.19503             0
   01/01/2007 to 12/31/2007...........  $12.19503    $11.58035             0
   01/01/2008 to 12/31/2008...........  $11.58035    $ 6.63284             0
   01/01/2009 to 12/31/2009...........  $ 6.63284    $ 7.75509         1,917
   01/01/2010 to 12/31/2010...........  $ 7.75509    $ 8.59095         2,684
   01/01/2011 to 12/31/2011...........  $ 8.59095    $ 8.05852         1,122
   01/01/2012 to 12/31/2012...........  $ 8.05852    $ 9.22079         1,407
   01/01/2013 to 12/31/2013...........  $ 9.22079    $12.62489           478

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.13415    $11.40202            0
   01/01/2007 to 12/31/2007...........  $11.40202    $12.83108            0
   01/01/2008 to 12/31/2008...........  $12.83108    $ 7.07655            0
   01/01/2009 to 12/31/2009...........  $ 7.07655    $ 8.98924        1,694
   01/01/2010 to 12/31/2010...........  $ 8.98924    $10.53837       10,782
   01/01/2011 to 12/31/2011...........  $10.53837    $10.22269        5,139
   01/01/2012 to 12/31/2012...........  $10.22269    $11.23474        6,538
   01/01/2013 to 12/31/2013...........  $11.23474    $15.02504        4,583
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19371    $10.65342            0
   01/01/2007 to 12/31/2007...........  $10.65342    $11.06283            0
   01/01/2008 to 12/31/2008...........  $11.06283    $ 8.31161            0
   01/01/2009 to 12/31/2009...........  $ 8.31161    $10.95231          689
   01/01/2010 to 12/31/2010...........  $10.95231    $12.16009          547
   01/01/2011 to 12/31/2011...........  $12.16009    $13.11538        1,239
   01/01/2012 to 12/31/2012...........  $13.11538    $13.60028        9,069
   01/01/2013 to 12/31/2013...........  $13.60028    $13.04772          748
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.42528    $12.70063            0
   01/01/2007 to 12/31/2007...........  $12.70063    $13.60069            0
   01/01/2008 to 12/31/2008...........  $13.60069    $ 8.78861            0
   01/01/2009 to 12/31/2009...........  $ 8.78861    $11.31440        4,297
   01/01/2010 to 12/31/2010...........  $11.31440    $12.41066        4,660
   01/01/2011 to 12/31/2011...........  $12.41066    $11.76918        2,281
   01/01/2012 to 12/31/2012...........  $11.76918    $14.18000        3,263
   01/01/2013 to 12/31/2013...........  $14.18000    $17.71763          619
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.03769    $11.50591            0
   01/01/2007 to 12/31/2007...........  $11.50591    $12.96421            0
   01/01/2008 to 12/31/2008...........  $12.96421    $ 8.08374            0
   01/01/2009 to 12/31/2009...........  $ 8.08374    $ 9.83697        2,118
   01/01/2010 to 12/31/2010...........  $ 9.83697    $10.86121        4,940
   01/01/2011 to 12/31/2011...........  $10.86121    $10.56972        2,353
   01/01/2012 to 12/31/2012...........  $10.56972    $12.11467        3,030
   01/01/2013 to 12/31/2013...........  $12.11467    $16.21309        1,128
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99826    $10.17925            0
   01/01/2013 to 12/31/2013...........  $10.17925    $13.40346           36

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04019    $11.53375            0
   01/01/2007 to 12/31/2007...........  $11.53375    $11.60037            0
   01/01/2008 to 12/31/2008...........  $11.60037    $ 7.02641            0
   01/01/2009 to 12/31/2009...........  $ 7.02641    $ 9.55328        2,050
   01/01/2010 to 12/31/2010...........  $ 9.55328    $11.56022        1,739
   01/01/2011 to 12/31/2011...........  $11.56022    $10.92663        1,018
   01/01/2012 to 12/31/2012...........  $10.92663    $12.66562        1,170
   01/01/2013 to 12/31/2013...........  $12.66562    $16.41830          262
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99943    $10.17783            0
   01/01/2007 to 12/31/2007...........  $10.17783    $10.45102            0
   01/01/2008 to 12/31/2008...........  $10.45102    $10.48777            0
   01/01/2009 to 12/31/2009...........  $10.48777    $10.29201        4,679
   01/01/2010 to 12/31/2010...........  $10.29201    $10.07791        1,595
   01/01/2011 to 12/31/2011...........  $10.07791    $ 9.86837        2,091
   01/01/2012 to 12/31/2012...........  $ 9.86837    $ 9.66107        5,370
   01/01/2013 to 12/31/2013...........  $ 9.66107    $ 9.45779          711
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.64597    $11.75586            0
   01/01/2007 to 12/31/2007...........  $11.75586    $11.87182            0
   01/01/2008 to 12/31/2008...........  $11.87182    $ 6.71043            0
   01/01/2009 to 12/31/2009...........  $ 6.71043    $ 9.23915        2,923
   01/01/2010 to 12/31/2010...........  $ 9.23915    $11.16454       13,826
   01/01/2011 to 12/31/2011...........  $11.16454    $10.65842        6,220
   01/01/2012 to 12/31/2012...........  $10.65842    $12.22088        5,484
   01/01/2013 to 12/31/2013...........  $12.22088    $16.98935        7,064
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02816    $10.06271            0
   01/01/2012 to 12/31/2012...........  $10.06271    $10.33058           83
   01/01/2013 to 12/31/2013...........  $10.33058    $ 9.82659          230
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.35009    $12.60819            0
   01/01/2007 to 12/31/2007...........  $12.60819    $15.08190            0
   01/01/2008 to 12/31/2008...........  $15.08190    $ 8.38847            0
   01/01/2009 to 12/31/2009...........  $ 8.38847    $10.65813        6,503
   01/01/2010 to 12/31/2010...........  $10.65813    $13.42615        5,260
   01/01/2011 to 12/31/2011...........  $13.42615    $13.36567        4,752
   01/01/2012 to 12/31/2012...........  $13.36567    $14.70405        7,025
   01/01/2013 to 12/31/2013...........  $14.70405    $19.08876        2,878
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.48889    $10.83586            0
   01/01/2007 to 12/31/2007...........  $10.83586    $12.59164            0
   01/01/2008 to 12/31/2008...........  $12.59164    $ 7.08274            0
   01/01/2009 to 12/31/2009...........  $ 7.08274    $ 8.49810        2,902
   01/01/2010 to 12/31/2010...........  $ 8.49810    $10.00545       10,445
   01/01/2011 to 04/29/2011...........  $10.00545    $11.20572            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99826    $10.29125         5,618
   01/01/2013 to 12/31/2013...........  $10.29125    $11.98012        11,327
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10100    $ 5.56220             0
   01/01/2009 to 12/31/2009...........  $ 5.56220    $ 9.06699        23,395
   01/01/2010 to 12/31/2010...........  $ 9.06699    $10.85299        37,290
   01/01/2011 to 12/31/2011...........  $10.85299    $ 8.47100        11,321
   01/01/2012 to 12/31/2012...........  $ 8.47100    $ 9.77928        16,660
   01/01/2013 to 12/31/2013...........  $ 9.77928    $ 9.59482         2,630
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.02208    $10.18235             0
   01/01/2007 to 12/31/2007...........  $10.18235    $10.64459             0
   01/01/2008 to 12/31/2008...........  $10.64459    $10.53674             0
   01/01/2009 to 12/31/2009...........  $10.53674    $11.37025         1,056
   01/01/2010 to 12/31/2010...........  $11.37025    $11.56490           955
   01/01/2011 to 12/31/2011...........  $11.56490    $11.57644         3,229
   01/01/2012 to 12/31/2012...........  $11.57644    $11.86441            72
   01/01/2013 to 12/31/2013...........  $11.86441    $11.36215            14
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97090    $10.27161             0
   01/01/2007 to 12/31/2007...........  $10.27161    $10.88965             0
   01/01/2008 to 12/31/2008...........  $10.88965    $10.41948             0
   01/01/2009 to 12/31/2009...........  $10.41948    $11.88583        36,136
   01/01/2010 to 12/31/2010...........  $11.88583    $12.53367        68,225
   01/01/2011 to 12/31/2011...........  $12.53367    $12.66037        38,568
   01/01/2012 to 12/31/2012...........  $12.66037    $13.54882        36,496
   01/01/2013 to 12/31/2013...........  $13.54882    $13.01993         6,199
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19055    $10.60497       535,175
   01/01/2007 to 12/31/2007...........  $10.60497    $11.28575     1,344,079
   01/01/2008 to 12/31/2008...........  $11.28575    $ 8.89526     2,382,521
   01/01/2009 to 12/31/2009...........  $ 8.89526    $10.45297     2,632,891
   01/01/2010 to 12/31/2010...........  $10.45297    $11.31482     2,806,427
   01/01/2011 to 12/31/2011...........  $11.31482    $11.18744     2,787,380
   01/01/2012 to 12/31/2012...........  $11.18744    $12.08780     2,965,579
   01/01/2013 to 12/31/2013...........  $12.08780    $12.92344     2,448,464
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01817    $10.06259             0
   01/01/2012 to 12/31/2012...........  $10.06259    $10.55085            82
   01/01/2013 to 12/31/2013...........  $10.55085    $10.08987         7,789

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16332    $10.44382       814,698
   01/01/2007 to 12/31/2007...........  $10.44382    $11.39013     3,857,971
   01/01/2008 to 12/31/2008...........  $11.39013    $ 6.61081     2,981,775
   01/01/2009 to 12/31/2009...........  $ 6.61081    $ 8.15269     3,151,258
   01/01/2010 to 12/31/2010...........  $ 8.15269    $ 9.49915     3,107,509
   01/01/2011 to 12/31/2011...........  $ 9.49915    $ 8.72164     2,958,356
   01/01/2012 to 12/31/2012...........  $ 8.72164    $ 9.64095     2,931,572
   01/01/2013 to 12/31/2013...........  $ 9.64095    $11.04506     2,856,471
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62248    $11.42056             0
   01/01/2007 to 12/31/2007...........  $11.42056    $11.41173             0
   01/01/2008 to 12/31/2008...........  $11.41173    $ 6.84612             0
   01/01/2009 to 12/31/2009...........  $ 6.84612    $ 8.16461           911
   01/01/2010 to 12/31/2010...........  $ 8.16461    $ 9.19572         5,022
   01/01/2011 to 12/31/2011...........  $ 9.19572    $ 9.31379         2,191
   01/01/2012 to 12/31/2012...........  $ 9.31379    $10.83195         2,506
   01/01/2013 to 12/31/2013...........  $10.83195    $14.04263           712
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99825    $ 8.87224             0
   01/01/2012 to 12/31/2012...........  $ 8.87224    $ 9.82808        27,035
   01/01/2013 to 12/31/2013...........  $ 9.82808    $11.77614        28,171
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08097    $ 7.32380       172,253
   01/01/2009 to 12/31/2009...........  $ 7.32380    $ 8.84650       227,014
   01/01/2010 to 12/31/2010...........  $ 8.84650    $ 9.69251       306,433
   01/01/2011 to 12/31/2011...........  $ 9.69251    $ 9.31643       325,732
   01/01/2012 to 12/31/2012...........  $ 9.31643    $10.05781       337,244
   01/01/2013 to 12/31/2013...........  $10.05781    $11.07099       306,626
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09915    $ 6.67683       132,685
   01/01/2009 to 12/31/2009...........  $ 6.67683    $ 8.29136       185,016
   01/01/2010 to 12/31/2010...........  $ 8.29136    $ 9.28112       269,568
   01/01/2011 to 12/31/2011...........  $ 9.28112    $ 8.86895       246,919
   01/01/2012 to 12/31/2012...........  $ 8.86895    $10.06261       277,585
   01/01/2013 to 12/31/2013...........  $10.06261    $11.62983       357,231

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.45139    $11.03272             0
   01/01/2007 to 12/31/2007...........  $11.03272    $11.76249       253,263
   01/01/2008 to 12/31/2008...........  $11.76249    $ 8.03826       362,000
   01/01/2009 to 12/31/2009...........  $ 8.03826    $10.02627       485,785
   01/01/2010 to 12/31/2010...........  $10.02627    $10.97475       524,465
   01/01/2011 to 12/31/2011...........  $10.97475    $10.38093       509,329
   01/01/2012 to 12/31/2012...........  $10.38093    $11.29392       490,801
   01/01/2013 to 12/31/2013...........  $11.29392    $12.64847       466,420
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90474    $ 9.88267             0
   01/01/2007 to 12/31/2007...........  $ 9.88267    $10.36529             0
   01/01/2008 to 12/31/2008...........  $10.36529    $ 6.59557             0
   01/01/2009 to 12/31/2009...........  $ 6.59557    $ 8.64603         1,131
   01/01/2010 to 12/31/2010...........  $ 8.64603    $11.54673         2,961
   01/01/2011 to 12/31/2011...........  $11.54673    $11.19338         5,290
   01/01/2012 to 12/31/2012...........  $11.19338    $12.29157         7,928
   01/01/2013 to 12/31/2013...........  $12.29157    $16.26529         5,663
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.93965    $12.46359             0
   01/01/2007 to 12/31/2007...........  $12.46359    $11.51553             0
   01/01/2008 to 12/31/2008...........  $11.51553    $ 7.92294             0
   01/01/2009 to 12/31/2009...........  $ 7.92294    $ 9.85035         4,057
   01/01/2010 to 12/31/2010...........  $ 9.85035    $12.14978         4,393
   01/01/2011 to 12/31/2011...........  $12.14978    $11.18351         1,973
   01/01/2012 to 12/31/2012...........  $11.18351    $12.93597         2,140
   01/01/2013 to 12/31/2013...........  $12.93597    $17.40023         3,369
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.68518    $11.35981        40,367
   01/01/2007 to 12/31/2007...........  $11.35981    $11.82256     2,111,934
   01/01/2008 to 12/31/2008...........  $11.82256    $ 8.57089     1,594,583
   01/01/2009 to 12/31/2009...........  $ 8.57089    $10.41585     1,723,559
   01/01/2010 to 12/31/2010...........  $10.41585    $11.37298     1,812,690
   01/01/2011 to 12/31/2011...........  $11.37298    $11.35486     1,727,428
   01/01/2012 to 12/31/2012...........  $11.35486    $12.61577     1,857,530
   01/01/2013 to 12/31/2013...........  $12.61577    $14.42921     2,041,161
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00032    $12.20210             0
   01/01/2007 to 12/31/2007...........  $12.20210    $11.51791             0
   01/01/2008 to 12/31/2008...........  $11.51791    $ 6.55256             0
   01/01/2009 to 12/31/2009...........  $ 6.55256    $ 7.94114           840
   01/01/2010 to 12/31/2010...........  $ 7.94114    $ 8.80362         2,665
   01/01/2011 to 12/31/2011...........  $ 8.80362    $ 8.47732         1,523
   01/01/2012 to 12/31/2012...........  $ 8.47732    $ 9.73017         1,859
   01/01/2013 to 12/31/2013...........  $ 9.73017    $12.35305         3,742

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93977    $10.43471            0
   01/01/2007 to 12/31/2007...........  $10.43471    $11.05504            0
   01/01/2008 to 12/31/2008...........  $11.05504    $ 6.43180            0
   01/01/2009 to 12/31/2009...........  $ 6.43180    $ 9.65708        7,231
   01/01/2010 to 12/31/2010...........  $ 9.65708    $10.94866        7,600
   01/01/2011 to 12/31/2011...........  $10.94866    $10.53687        4,208
   01/01/2012 to 12/31/2012...........  $10.53687    $12.12848        5,446
   01/01/2013 to 12/31/2013...........  $12.12848    $17.10074        3,158
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.73591    $13.26331            0
   01/01/2007 to 12/31/2007...........  $13.26331    $18.24214            0
   01/01/2008 to 12/31/2008...........  $18.24214    $ 8.93123            0
   01/01/2009 to 12/31/2009...........  $ 8.93123    $13.05802       22,340
   01/01/2010 to 12/31/2010...........  $13.05802    $15.39811       42,014
   01/01/2011 to 12/31/2011...........  $15.39811    $12.82550       10,499
   01/01/2012 to 12/31/2012...........  $12.82550    $13.00913       14,660
   01/01/2013 to 12/31/2013...........  $13.00913    $14.69414       12,567
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.52835    $ 9.79265            0
   01/01/2007 to 12/31/2007...........  $ 9.79265    $10.51014            0
   01/01/2008 to 12/31/2008...........  $10.51014    $10.03832            0
   01/01/2009 to 12/31/2009...........  $10.03832    $11.01755        8,692
   01/01/2010 to 12/31/2010...........  $11.01755    $11.40516        8,166
   01/01/2011 to 12/31/2011...........  $11.40516    $11.62600        5,032
   01/01/2012 to 12/31/2012...........  $11.62600    $11.97556        5,387
   01/01/2013 to 12/31/2013...........  $11.97556    $11.28342          422
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62670    $11.31844            0
   01/01/2007 to 12/31/2007...........  $11.31844    $12.13812            0
   01/01/2008 to 12/31/2008...........  $12.13812    $ 6.85286            0
   01/01/2009 to 12/31/2009...........  $ 6.85286    $ 8.61586       65,688
   01/01/2010 to 12/31/2010...........  $ 8.61586    $ 9.66907       59,466
   01/01/2011 to 12/31/2011...........  $ 9.66907    $ 9.13871       38,362
   01/01/2012 to 12/31/2012...........  $ 9.13871    $ 9.93078       61,019
   01/01/2013 to 12/31/2013...........  $ 9.93078    $11.71505       83,708
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99825    $ 9.97382            0
   01/01/2008 to 12/31/2008...........  $ 9.97382    $ 9.25507            0
   01/01/2009 to 12/31/2009...........  $ 9.25507    $10.11398       15,182
   01/01/2010 to 12/31/2010...........  $10.11398    $10.67324       17,950
   01/01/2011 to 12/31/2011...........  $10.67324    $11.07849        9,470
   01/01/2012 to 12/31/2012...........  $11.07849    $11.69664       11,322
   01/01/2013 to 12/31/2013...........  $11.69664    $11.27951        7,486
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07798    $ 6.62220      167,263
   01/01/2009 to 12/31/2009...........  $ 6.62220    $ 8.43190      241,031
   01/01/2010 to 12/31/2010...........  $ 8.43190    $ 9.09971      350,791
   01/01/2011 to 12/31/2011...........  $ 9.09971    $ 8.75962      312,231
   01/01/2012 to 09/21/2012...........  $ 8.75962    $ 9.78063            0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (2.30%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38254    $10.93964     1,600,148
   01/01/2007 to 12/31/2007...........  $10.93964    $11.67705     3,537,461
   01/01/2008 to 12/31/2008...........  $11.67705    $ 7.78101     3,650,928
   01/01/2009 to 12/31/2009...........  $ 7.78101    $ 9.45889     4,634,630
   01/01/2010 to 12/31/2010...........  $ 9.45889    $10.35258     5,137,364
   01/01/2011 to 12/31/2011...........  $10.35258    $ 9.85110     4,511,499
   01/01/2012 to 12/31/2012...........  $ 9.85110    $10.83936     4,512,237
   01/01/2013 to 12/31/2013...........  $10.83936    $11.65248     3,980,717
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14153    $10.60866       424,382
   01/01/2007 to 12/31/2007...........  $10.60866    $11.35477       863,059
   01/01/2008 to 12/31/2008...........  $11.35477    $ 7.79118     1,109,886
   01/01/2009 to 12/31/2009...........  $ 7.79118    $ 9.61143     1,777,502
   01/01/2010 to 12/31/2010...........  $ 9.61143    $10.68319     2,019,590
   01/01/2011 to 12/31/2011...........  $10.68319    $10.45514     1,914,200
   01/01/2012 to 12/31/2012...........  $10.45514    $11.61448     2,135,086
   01/01/2013 to 12/31/2013...........  $11.61448    $13.23315     2,097,823
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.67819    $11.74441             0
   01/01/2007 to 12/31/2007...........  $11.74441    $11.46666             0
   01/01/2008 to 12/31/2008...........  $11.46666    $ 7.31404             0
   01/01/2009 to 12/31/2009...........  $ 7.31404    $ 8.42035        31,911
   01/01/2010 to 12/31/2010...........  $ 8.42035    $ 9.37086        45,310
   01/01/2011 to 12/31/2011...........  $ 9.37086    $ 9.48765        45,137
   01/01/2012 to 05/04/2012...........  $ 9.48765    $10.28723             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33300    $10.83221       472,641
   01/01/2007 to 12/31/2007...........  $10.83221    $11.54845     1,257,388
   01/01/2008 to 12/31/2008...........  $11.54845    $ 8.04854     1,540,491
   01/01/2009 to 12/31/2009...........  $ 8.04854    $ 9.70059     3,064,712
   01/01/2010 to 12/31/2010...........  $ 9.70059    $10.65023     3,948,773
   01/01/2011 to 12/31/2011...........  $10.65023    $10.28464     3,425,837
   01/01/2012 to 12/31/2012...........  $10.28464    $11.30707     3,544,040
   01/01/2013 to 12/31/2013...........  $11.30707    $13.00353     3,396,895

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99751    $ 9.12885        80,984
   01/01/2012 to 12/31/2012...........  $ 9.12885    $ 9.98474        84,304
   01/01/2013 to 12/31/2013...........  $ 9.98474    $10.81958       174,559
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99813    $10.45656        16,940
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50138    $11.11514     1,819,256
   01/01/2007 to 12/31/2007...........  $11.11514    $11.92105     3,806,864
   01/01/2008 to 12/31/2008...........  $11.92105    $ 7.58135     3,824,505
   01/01/2009 to 12/31/2009...........  $ 7.58135    $ 9.28814     5,711,545
   01/01/2010 to 12/31/2010...........  $ 9.28814    $10.29386     6,530,490
   01/01/2011 to 12/31/2011...........  $10.29386    $ 9.81857     5,407,760
   01/01/2012 to 12/31/2012...........  $ 9.81857    $10.91458     5,748,233
   01/01/2013 to 12/31/2013...........  $10.91458    $13.08906     6,008,938
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99813    $11.60230        60,708
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.09141    $15.98198             0
   01/01/2007 to 12/31/2007...........  $15.98198    $12.50625             0
   01/01/2008 to 12/31/2008...........  $12.50625    $ 7.93961             0
   01/01/2009 to 12/31/2009...........  $ 7.93961    $10.23905        13,457
   01/01/2010 to 12/31/2010...........  $10.23905    $12.88076        18,915
   01/01/2011 to 12/31/2011...........  $12.88076    $13.42144        29,148
   01/01/2012 to 12/31/2012...........  $13.42144    $15.13273        30,903
   01/01/2013 to 12/31/2013...........  $15.13273    $15.25591        37,076
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20289    $11.68686             0
   01/01/2007 to 12/31/2007...........  $11.68686    $ 9.39302             0
   01/01/2008 to 07/18/2008...........  $ 9.39302    $ 8.57750             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99813    $ 9.64906             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.14275    $12.03427             0
   01/01/2007 to 12/31/2007...........  $12.03427    $13.08104             0
   01/01/2008 to 12/31/2008...........  $13.08104    $ 7.14856             0
   01/01/2009 to 12/31/2009...........  $ 7.14856    $ 9.27013        13,008
   01/01/2010 to 12/31/2010...........  $ 9.27013    $12.01118        17,888
   01/01/2011 to 12/31/2011...........  $12.01118    $10.20193        29,595
   01/01/2012 to 12/31/2012...........  $10.20193    $11.97389        31,151
   01/01/2013 to 12/31/2013...........  $11.97389    $16.48166        60,143
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10344    $ 7.47620             0
   01/01/2009 to 12/31/2009...........  $ 7.47620    $ 8.85972       106,110
   01/01/2010 to 12/31/2010...........  $ 8.85972    $ 9.81450       239,549
   01/01/2011 to 12/31/2011...........  $ 9.81450    $ 9.35692       186,134
   01/01/2012 to 12/31/2012...........  $ 9.35692    $10.39334       233,489
   01/01/2013 to 12/31/2013...........  $10.39334    $12.11275       300,513
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04179    $10.53003       373,790
   01/01/2007 to 12/31/2007...........  $10.53003    $11.17279       652,819
   01/01/2008 to 12/31/2008...........  $11.17279    $ 7.15487       684,409
   01/01/2009 to 12/31/2009...........  $ 7.15487    $ 8.66215       970,053
   01/01/2010 to 12/31/2010...........  $ 8.66215    $ 9.68378     1,094,089
   01/01/2011 to 12/31/2011...........  $ 9.68378    $ 9.32398       998,738
   01/01/2012 to 12/31/2012...........  $ 9.32398    $10.08333     1,031,065
   01/01/2013 to 12/31/2013...........  $10.08333    $11.31154     1,005,330
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99814    $ 7.45232        12,613
   01/01/2009 to 11/13/2009...........  $ 7.45232    $ 8.29100             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99814    $10.70381     1,597,720
   01/01/2013 to 12/31/2013...........  $10.70381    $13.02381     1,551,039
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99813    $10.77163        51,227
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17481    $ 6.09650             0
   01/01/2009 to 12/31/2009...........  $ 6.09650    $ 8.05116        11,445
   01/01/2010 to 12/31/2010...........  $ 8.05116    $ 9.46002        24,643
   01/01/2011 to 12/31/2011...........  $ 9.46002    $ 8.78163        19,788
   01/01/2012 to 12/31/2012...........  $ 8.78163    $10.88468        22,310
   01/01/2013 to 12/31/2013...........  $10.88468    $11.10256        34,587

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.19701    $11.50977            0
   01/01/2007 to 12/31/2007...........  $11.50977    $12.82386            0
   01/01/2008 to 12/31/2008...........  $12.82386    $ 7.48722            0
   01/01/2009 to 12/31/2009...........  $ 7.48722    $10.93431       43,192
   01/01/2010 to 12/31/2010...........  $10.93431    $11.78814       53,396
   01/01/2011 to 12/31/2011...........  $11.78814    $11.06745       52,648
   01/01/2012 to 12/31/2012...........  $11.06745    $12.95645       58,705
   01/01/2013 to 12/31/2013...........  $12.95645    $16.43180       91,973
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61064    $11.70917            0
   01/01/2007 to 12/31/2007...........  $11.70917    $12.03143            0
   01/01/2008 to 12/31/2008...........  $12.03143    $ 6.97511            0
   01/01/2009 to 12/31/2009...........  $ 6.97511    $ 8.12654       39,583
   01/01/2010 to 12/31/2010...........  $ 8.12654    $ 8.96759       72,779
   01/01/2011 to 12/31/2011...........  $ 8.96759    $ 8.28237       36,851
   01/01/2012 to 12/31/2012...........  $ 8.28237    $ 9.68809       42,794
   01/01/2013 to 12/31/2013...........  $ 9.68809    $12.64699       91,383
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07819    $10.93456            0
   01/01/2007 to 12/31/2007...........  $10.93456    $12.75534            0
   01/01/2008 to 12/31/2008...........  $12.75534    $ 7.38191            0
   01/01/2009 to 12/31/2009...........  $ 7.38191    $11.33587       50,108
   01/01/2010 to 12/31/2010...........  $11.33587    $13.27803       74,901
   01/01/2011 to 12/31/2011...........  $13.27803    $12.59342       48,591
   01/01/2012 to 12/31/2012...........  $12.59342    $14.72440       80,352
   01/01/2013 to 12/31/2013...........  $14.72440    $19.02687       82,634
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08911    $ 7.58468        3,905
   01/01/2009 to 12/31/2009...........  $ 7.58468    $ 9.14789      502,973
   01/01/2010 to 12/31/2010...........  $ 9.14789    $ 9.97940      724,144
   01/01/2011 to 12/31/2011...........  $ 9.97940    $ 9.70594      638,997
   01/01/2012 to 12/31/2012...........  $ 9.70594    $10.44837      664,544
   01/01/2013 to 12/31/2013...........  $10.44837    $11.21657      657,922
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03302    $ 7.61835            0
   01/01/2009 to 12/31/2009...........  $ 7.61835    $ 9.44641       10,566
   01/01/2010 to 12/31/2010...........  $ 9.44641    $11.70578       19,745
   01/01/2011 to 12/31/2011...........  $11.70578    $11.59196       19,295
   01/01/2012 to 12/31/2012...........  $11.59196    $13.10878       22,555
   01/01/2013 to 12/31/2013...........  $13.10878    $17.78780       61,133

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50126    $12.68570             0
   01/01/2007 to 12/31/2007...........  $12.68570    $12.54510             0
   01/01/2008 to 12/31/2008...........  $12.54510    $ 7.68854             0
   01/01/2009 to 12/31/2009...........  $ 7.68854    $ 8.88795        22,055
   01/01/2010 to 12/31/2010...........  $ 8.88795    $ 9.76915        27,202
   01/01/2011 to 12/31/2011...........  $ 9.76915    $ 9.50286        16,188
   01/01/2012 to 12/31/2012...........  $ 9.50286    $10.53358        19,902
   01/01/2013 to 12/31/2013...........  $10.53358    $13.86255        24,280
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.05159    $10.58061             0
   01/01/2007 to 12/31/2007...........  $10.58061    $10.59817             0
   01/01/2008 to 12/31/2008...........  $10.59817    $ 7.71350             0
   01/01/2009 to 12/31/2009...........  $ 7.71350    $10.22092        18,211
   01/01/2010 to 12/31/2010...........  $10.22092    $11.33996        28,487
   01/01/2011 to 12/31/2011...........  $11.33996    $11.43711        24,583
   01/01/2012 to 12/31/2012...........  $11.43711    $12.73073        28,637
   01/01/2013 to 12/31/2013...........  $12.73073    $13.33806        27,634
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99165    $10.56332             0
   01/01/2007 to 12/31/2007...........  $10.56332    $12.29178             0
   01/01/2008 to 12/31/2008...........  $12.29178    $ 5.97954             0
   01/01/2009 to 12/31/2009...........  $ 5.97954    $ 7.90775        34,217
   01/01/2010 to 12/31/2010...........  $ 7.90775    $ 8.85072        40,087
   01/01/2011 to 12/31/2011...........  $ 8.85072    $ 7.53378        30,791
   01/01/2012 to 12/31/2012...........  $ 7.53378    $ 8.86389        37,956
   01/01/2013 to 12/31/2013...........  $ 8.86389    $10.31589        37,684
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00980    $10.82527             0
   01/01/2007 to 12/31/2007...........  $10.82527    $12.46444             0
   01/01/2008 to 12/31/2008...........  $12.46444    $ 6.82250             0
   01/01/2009 to 12/31/2009...........  $ 6.82250    $ 8.70312        26,080
   01/01/2010 to 12/31/2010...........  $ 8.70312    $ 9.45037        37,505
   01/01/2011 to 12/31/2011...........  $ 9.45037    $ 8.07874        25,333
   01/01/2012 to 12/31/2012...........  $ 8.07874    $ 9.21373        32,623
   01/01/2013 to 12/31/2013...........  $ 9.21373    $10.75994        33,814
AST INVESTMENT GRADE BOND PORTFOLIO
   04/30/2009* to 12/31/2009..........  $10.00000    $10.83253         1,635
   01/01/2010 to 12/31/2010...........  $10.83253    $11.73376         6,091
   01/01/2011 to 12/31/2011...........  $11.73376    $12.89793     3,863,808
   01/01/2012 to 12/31/2012...........  $12.89793    $13.79278     1,572,043
   01/01/2013 to 12/31/2013...........  $13.79278    $13.05358       429,073
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11162    $ 7.11052         5,574
   01/01/2009 to 12/31/2009...........  $ 7.11052    $ 8.80420       492,765
   01/01/2010 to 12/31/2010...........  $ 8.80420    $ 9.79553       752,454
   01/01/2011 to 12/31/2011...........  $ 9.79553    $ 9.52105       590,661
   01/01/2012 to 12/31/2012...........  $ 9.52105    $10.57078       712,315
   01/01/2013 to 12/31/2013...........  $10.57078    $12.01556       772,774

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.06881    $12.72312            0
   01/01/2007 to 12/31/2007...........  $12.72312    $13.60959            0
   01/01/2008 to 12/31/2008...........  $13.60959    $ 7.79817            0
   01/01/2009 to 12/31/2009...........  $ 7.79817    $10.35804      142,828
   01/01/2010 to 12/31/2010...........  $10.35804    $10.85122       97,893
   01/01/2011 to 12/31/2011...........  $10.85122    $ 9.63698       79,641
   01/01/2012 to 12/31/2012...........  $ 9.63698    $11.48382       88,347
   01/01/2013 to 12/31/2013...........  $11.48382    $12.94997      139,829
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.90341    $11.48321            0
   01/01/2007 to 12/31/2007...........  $11.48321    $11.44173      135,916
   01/01/2008 to 12/31/2008...........  $11.44173    $ 9.21405      389,245
   01/01/2009 to 12/31/2009...........  $ 9.21405    $10.99024      491,443
   01/01/2010 to 12/31/2010...........  $10.99024    $11.52951      515,178
   01/01/2011 to 12/31/2011...........  $11.52951    $11.29693      465,852
   01/01/2012 to 12/31/2012...........  $11.29693    $12.22630      488,641
   01/01/2013 to 12/31/2013...........  $12.22630    $13.27000      471,230
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08352    $10.28234            0
   01/01/2010 to 12/31/2010...........  $10.28234    $11.18859       12,626
   01/01/2011 to 12/31/2011...........  $11.18859    $11.00994        4,099
   01/01/2012 to 12/31/2012...........  $11.00994    $12.39649        4,790
   01/01/2013 to 12/31/2013...........  $12.39649    $16.54020        3,186
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14490    $10.29213            0
   01/01/2010 to 12/31/2010...........  $10.29213    $11.44159        5,126
   01/01/2011 to 12/31/2011...........  $11.44159    $10.52792        6,183
   01/01/2012 to 12/31/2012...........  $10.52792    $11.65274        7,894
   01/01/2013 to 12/31/2013...........  $11.65274    $14.97096        5,034
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04291    $12.16274            0
   01/01/2007 to 12/31/2007...........  $12.16274    $11.53283            0
   01/01/2008 to 12/31/2008...........  $11.53283    $ 6.59589            0
   01/01/2009 to 12/31/2009...........  $ 6.59589    $ 7.70055        7,953
   01/01/2010 to 12/31/2010...........  $ 7.70055    $ 8.51795        4,112
   01/01/2011 to 12/31/2011...........  $ 8.51795    $ 7.97841        2,793
   01/01/2012 to 12/31/2012...........  $ 7.97841    $ 9.11568        2,856
   01/01/2013 to 12/31/2013...........  $ 9.11568    $12.46280       31,071

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.11556    $11.37187            0
   01/01/2007 to 12/31/2007...........  $11.37187    $12.77831            0
   01/01/2008 to 12/31/2008...........  $12.77831    $ 7.03710            0
   01/01/2009 to 12/31/2009...........  $ 7.03710    $ 8.92597      155,405
   01/01/2010 to 12/31/2010...........  $ 8.92597    $10.44883       97,355
   01/01/2011 to 12/31/2011...........  $10.44883    $10.12099       82,837
   01/01/2012 to 12/31/2012...........  $10.12099    $11.10653      100,725
   01/01/2013 to 12/31/2013...........  $11.10653    $14.83180       91,008
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.17666    $10.62529            0
   01/01/2007 to 12/31/2007...........  $10.62529    $11.01730            0
   01/01/2008 to 12/31/2008...........  $11.01730    $ 8.26531            0
   01/01/2009 to 12/31/2009...........  $ 8.26531    $10.87532       24,230
   01/01/2010 to 12/31/2010...........  $10.87532    $12.05706       31,946
   01/01/2011 to 12/31/2011...........  $12.05706    $12.98528       41,423
   01/01/2012 to 12/31/2012...........  $12.98528    $13.44559       55,025
   01/01/2013 to 12/31/2013...........  $13.44559    $12.88038       39,803
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.40619    $12.66709            0
   01/01/2007 to 12/31/2007...........  $12.66709    $13.54490            0
   01/01/2008 to 12/31/2008...........  $13.54490    $ 8.73970            0
   01/01/2009 to 12/31/2009...........  $ 8.73970    $11.23486       57,798
   01/01/2010 to 12/31/2010...........  $11.23486    $12.30530      124,310
   01/01/2011 to 12/31/2011...........  $12.30530    $11.65219       67,237
   01/01/2012 to 12/31/2012...........  $11.65219    $14.01846      113,194
   01/01/2013 to 12/31/2013...........  $14.01846    $17.49024      130,064
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.01921    $11.47554            0
   01/01/2007 to 12/31/2007...........  $11.47554    $12.91081            0
   01/01/2008 to 12/31/2008...........  $12.91081    $ 8.03870            0
   01/01/2009 to 12/31/2009...........  $ 8.03870    $ 9.76781        7,646
   01/01/2010 to 12/31/2010...........  $ 9.76781    $10.76895       12,348
   01/01/2011 to 12/31/2011...........  $10.76895    $10.46467       14,878
   01/01/2012 to 12/31/2012...........  $10.46467    $11.97661       15,312
   01/01/2013 to 12/31/2013...........  $11.97661    $16.00478       21,911
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99814    $10.17373            0
   01/01/2013 to 12/31/2013...........  $10.17373    $13.37657            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02184    $11.50338            0
   01/01/2007 to 12/31/2007...........  $11.50338    $11.55277            0
   01/01/2008 to 12/31/2008...........  $11.55277    $ 6.98732            0
   01/01/2009 to 12/31/2009...........  $ 6.98732    $ 9.48619       13,814
   01/01/2010 to 12/31/2010...........  $ 9.48619    $11.46229       17,737
   01/01/2011 to 12/31/2011...........  $11.46229    $10.81819        9,906
   01/01/2012 to 12/31/2012...........  $10.81819    $12.52141        8,944
   01/01/2013 to 12/31/2013...........  $12.52141    $16.20755        8,997
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99931    $10.16774            0
   01/01/2007 to 12/31/2007...........  $10.16774    $10.42533            0
   01/01/2008 to 12/31/2008...........  $10.42533    $10.44662            0
   01/01/2009 to 12/31/2009...........  $10.44662    $10.23676       21,842
   01/01/2010 to 12/31/2010...........  $10.23676    $10.00912       68,352
   01/01/2011 to 12/31/2011...........  $10.00912    $ 9.78655      141,326
   01/01/2012 to 12/31/2012...........  $ 9.78655    $ 9.56663       94,510
   01/01/2013 to 12/31/2013...........  $ 9.56663    $ 9.35158       42,614
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.62655    $11.72486            0
   01/01/2007 to 12/31/2007...........  $11.72486    $11.82312            0
   01/01/2008 to 12/31/2008...........  $11.82312    $ 6.67312            0
   01/01/2009 to 12/31/2009...........  $ 6.67312    $ 9.17426       90,627
   01/01/2010 to 12/31/2010...........  $ 9.17426    $11.06988       85,558
   01/01/2011 to 12/31/2011...........  $11.06988    $10.55254       65,485
   01/01/2012 to 12/31/2012...........  $10.55254    $12.08173      104,204
   01/01/2013 to 12/31/2013...........  $12.08173    $16.77143      156,285
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02804    $10.06016          739
   01/01/2012 to 12/31/2012...........  $10.06016    $10.31283       10,806
   01/01/2013 to 12/31/2013...........  $10.31283    $ 9.79532            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.32946    $12.57489            0
   01/01/2007 to 12/31/2007...........  $12.57489    $15.01983            0
   01/01/2008 to 12/31/2008...........  $15.01983    $ 8.34158            0
   01/01/2009 to 12/31/2009...........  $ 8.34158    $10.58299       58,714
   01/01/2010 to 12/31/2010...........  $10.58299    $13.31188      100,724
   01/01/2011 to 12/31/2011...........  $13.31188    $13.23245       11,315
   01/01/2012 to 12/31/2012...........  $13.23245    $14.53608       14,492
   01/01/2013 to 12/31/2013...........  $14.53608    $18.84307       15,086
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.46967    $10.80728            0
   01/01/2007 to 12/31/2007...........  $10.80728    $12.53991            0
   01/01/2008 to 12/31/2008...........  $12.53991    $ 7.04323            0
   01/01/2009 to 12/31/2009...........  $ 7.04323    $ 8.43830       17,360
   01/01/2010 to 12/31/2010...........  $ 8.43830    $ 9.92054       18,659
   01/01/2011 to 04/29/2011...........  $ 9.92054    $11.10530            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99814    $10.28113        48,057
   01/01/2013 to 12/31/2013...........  $10.28113    $11.95086        39,921
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10088    $ 5.55848             0
   01/01/2009 to 12/31/2009...........  $ 5.55848    $ 9.04757       181,323
   01/01/2010 to 12/31/2010...........  $ 9.04757    $10.81385       328,792
   01/01/2011 to 12/31/2011...........  $10.81385    $ 8.42811       104,981
   01/01/2012 to 12/31/2012...........  $ 8.42811    $ 9.71539       134,770
   01/01/2013 to 12/31/2013...........  $ 9.71539    $ 9.51805       170,990
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.00525    $10.15533             0
   01/01/2007 to 12/31/2007...........  $10.15533    $10.60065             0
   01/01/2008 to 12/31/2008...........  $10.60065    $10.47781             0
   01/01/2009 to 12/31/2009...........  $10.47781    $11.29002        29,049
   01/01/2010 to 12/31/2010...........  $11.29002    $11.46655        31,539
   01/01/2011 to 12/31/2011...........  $11.46655    $11.46118        35,983
   01/01/2012 to 12/31/2012...........  $11.46118    $11.72899        37,863
   01/01/2013 to 12/31/2013...........  $11.72899    $11.21591        74,755
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97078    $10.26154             0
   01/01/2007 to 12/31/2007...........  $10.26154    $10.86301             0
   01/01/2008 to 12/31/2008...........  $10.86301    $10.37888             0
   01/01/2009 to 12/31/2009...........  $10.37888    $11.82223       353,561
   01/01/2010 to 12/31/2010...........  $11.82223    $12.44845       853,716
   01/01/2011 to 12/31/2011...........  $12.44845    $12.55575       603,368
   01/01/2012 to 12/31/2012...........  $12.55575    $13.41715       665,696
   01/01/2013 to 12/31/2013...........  $13.41715    $12.87458       559,958
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18438    $10.58832       181,115
   01/01/2007 to 12/31/2007...........  $10.58832    $11.25143       231,885
   01/01/2008 to 12/31/2008...........  $11.25143    $ 8.85527       671,591
   01/01/2009 to 12/31/2009...........  $ 8.85527    $10.39060     1,642,238
   01/01/2010 to 12/31/2010...........  $10.39060    $11.23093     1,684,823
   01/01/2011 to 12/31/2011...........  $11.23093    $11.08818     1,648,105
   01/01/2012 to 12/31/2012...........  $11.08818    $11.96291     1,806,643
   01/01/2013 to 12/31/2013...........  $11.96291    $12.77116     1,623,563
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01805    $10.06005         1,282
   01/01/2012 to 12/31/2012...........  $10.06005    $10.53264         1,648
   01/01/2013 to 12/31/2013...........  $10.53264    $10.05767       112,440

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16144    $10.43165       283,763
   01/01/2007 to 12/31/2007...........  $10.43165    $11.36002       659,236
   01/01/2008 to 12/31/2008...........  $11.36002    $ 6.58367       655,583
   01/01/2009 to 12/31/2009...........  $ 6.58367    $ 8.10732     1,532,700
   01/01/2010 to 12/31/2010...........  $ 8.10732    $ 9.43250     1,911,779
   01/01/2011 to 12/31/2011...........  $ 9.43250    $ 8.64767     1,594,603
   01/01/2012 to 12/31/2012...........  $ 8.64767    $ 9.54508     1,783,198
   01/01/2013 to 12/31/2013...........  $ 9.54508    $10.91902     1,446,643
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.60473    $11.39044             0
   01/01/2007 to 12/31/2007...........  $11.39044    $11.36487             0
   01/01/2008 to 12/31/2008...........  $11.36487    $ 6.80785             0
   01/01/2009 to 12/31/2009...........  $ 6.80785    $ 8.10701        36,891
   01/01/2010 to 12/31/2010...........  $ 8.10701    $ 9.11744        54,039
   01/01/2011 to 12/31/2011...........  $ 9.11744    $ 9.22101        34,037
   01/01/2012 to 12/31/2012...........  $ 9.22101    $10.70831        40,383
   01/01/2013 to 12/31/2013...........  $10.70831    $13.86199        57,740
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99813    $ 8.86352             0
   01/01/2012 to 12/31/2012...........  $ 8.86352    $ 9.80389             0
   01/01/2013 to 12/31/2013...........  $ 9.80389    $11.73000             0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08093    $ 7.31661         6,340
   01/01/2009 to 12/31/2009...........  $ 7.31661    $ 8.82485       737,299
   01/01/2010 to 12/31/2010...........  $ 8.82485    $ 9.65463     1,444,005
   01/01/2011 to 12/31/2011...........  $ 9.65463    $ 9.26641     1,175,865
   01/01/2012 to 12/31/2012...........  $ 9.26641    $ 9.98915     1,264,108
   01/01/2013 to 12/31/2013...........  $ 9.98915    $10.97919     1,082,425
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09911    $ 6.67029         5,346
   01/01/2009 to 12/31/2009...........  $ 6.67029    $ 8.27102       539,801
   01/01/2010 to 12/31/2010...........  $ 8.27102    $ 9.24479     1,143,600
   01/01/2011 to 12/31/2011...........  $ 9.24479    $ 8.82135       769,975
   01/01/2012 to 12/31/2012...........  $ 8.82135    $ 9.99402       986,280
   01/01/2013 to 12/31/2013...........  $ 9.99402    $11.53373     1,100,674
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.43396    $11.00360             0
   01/01/2007 to 12/31/2007...........  $11.00360    $11.71424        33,547
   01/01/2008 to 12/31/2008...........  $11.71424    $ 7.99351        66,817
   01/01/2009 to 12/31/2009...........  $ 7.99351    $ 9.95586       897,972
   01/01/2010 to 12/31/2010...........  $ 9.95586    $10.88156     1,422,432
   01/01/2011 to 12/31/2011...........  $10.88156    $10.27765     1,103,568
   01/01/2012 to 12/31/2012...........  $10.27765    $11.16511     1,197,387
   01/01/2013 to 12/31/2013...........  $11.16511    $12.48579     1,149,605

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90461    $ 9.87296             0
   01/01/2007 to 12/31/2007...........  $ 9.87296    $10.33994             0
   01/01/2008 to 12/31/2008...........  $10.33994    $ 6.56974             0
   01/01/2009 to 12/31/2009...........  $ 6.56974    $ 8.59961        59,475
   01/01/2010 to 12/31/2010...........  $ 8.59961    $11.46782        35,079
   01/01/2011 to 12/31/2011...........  $11.46782    $11.10068        27,464
   01/01/2012 to 12/31/2012...........  $11.10068    $12.17187        46,563
   01/01/2013 to 12/31/2013...........  $12.17187    $16.08335        50,452
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.91975    $12.43066             0
   01/01/2007 to 12/31/2007...........  $12.43066    $11.46817             0
   01/01/2008 to 12/31/2008...........  $11.46817    $ 7.87877             0
   01/01/2009 to 12/31/2009...........  $ 7.87877    $ 9.78101         9,018
   01/01/2010 to 12/31/2010...........  $ 9.78101    $12.04659         9,707
   01/01/2011 to 12/31/2011...........  $12.04659    $11.07233         7,017
   01/01/2012 to 12/31/2012...........  $11.07233    $12.78859         9,087
   01/01/2013 to 12/31/2013...........  $12.78859    $17.17681         9,357
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.66736    $11.32989        21,780
   01/01/2007 to 12/31/2007...........  $11.32989    $11.77409       403,206
   01/01/2008 to 12/31/2008...........  $11.77409    $ 8.52312       539,620
   01/01/2009 to 12/31/2009...........  $ 8.52312    $10.34266     1,395,565
   01/01/2010 to 12/31/2010...........  $10.34266    $11.27647     1,658,234
   01/01/2011 to 12/31/2011...........  $11.27647    $11.24209     1,517,587
   01/01/2012 to 12/31/2012...........  $11.24209    $12.47207     1,598,339
   01/01/2013 to 12/31/2013...........  $12.47207    $14.24387     1,545,629
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98195    $12.16986             0
   01/01/2007 to 12/31/2007...........  $12.16986    $11.47051             0
   01/01/2008 to 12/31/2008...........  $11.47051    $ 6.51593             0
   01/01/2009 to 12/31/2009...........  $ 6.51593    $ 7.88518       196,455
   01/01/2010 to 12/31/2010...........  $ 7.88518    $ 8.72888       165,639
   01/01/2011 to 12/31/2011...........  $ 8.72888    $ 8.39306       117,627
   01/01/2012 to 12/31/2012...........  $ 8.39306    $ 9.61933       204,870
   01/01/2013 to 12/31/2013...........  $ 9.61933    $12.19460       208,100

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93965    $10.42445             0
   01/01/2007 to 12/31/2007...........  $10.42445    $11.02786             0
   01/01/2008 to 12/31/2008...........  $11.02786    $ 6.40651             0
   01/01/2009 to 12/31/2009...........  $ 6.40651    $ 9.60494       180,759
   01/01/2010 to 12/31/2010...........  $ 9.60494    $10.87354       148,566
   01/01/2011 to 12/31/2011...........  $10.87354    $10.44927        96,780
   01/01/2012 to 12/31/2012...........  $10.44927    $12.00993       170,072
   01/01/2013 to 12/31/2013...........  $12.00993    $16.90868       171,872
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.71289    $13.22824             0
   01/01/2007 to 12/31/2007...........  $13.22824    $18.16705             0
   01/01/2008 to 12/31/2008...........  $18.16705    $ 8.88133             0
   01/01/2009 to 12/31/2009...........  $ 8.88133    $12.96586        34,738
   01/01/2010 to 12/31/2010...........  $12.96586    $15.26697       168,286
   01/01/2011 to 12/31/2011...........  $15.26697    $12.69771        49,337
   01/01/2012 to 12/31/2012...........  $12.69771    $12.86055        69,274
   01/01/2013 to 12/31/2013...........  $12.86055    $14.50493        39,702
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.51240    $ 9.76680             0
   01/01/2007 to 12/31/2007...........  $ 9.76680    $10.46691             0
   01/01/2008 to 12/31/2008...........  $10.46691    $ 9.98246             0
   01/01/2009 to 12/31/2009...........  $ 9.98246    $10.94031        25,100
   01/01/2010 to 12/31/2010...........  $10.94031    $11.30855        37,393
   01/01/2011 to 12/31/2011...........  $11.30855    $11.51060        33,700
   01/01/2012 to 12/31/2012...........  $11.51060    $11.83935        37,344
   01/01/2013 to 12/31/2013...........  $11.83935    $11.13870        27,862
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62035    $11.30056             0
   01/01/2007 to 12/31/2007...........  $11.30056    $12.10105             0
   01/01/2008 to 12/31/2008...........  $12.10105    $ 6.82187             0
   01/01/2009 to 12/31/2009...........  $ 6.82187    $ 8.56459        39,138
   01/01/2010 to 12/31/2010...........  $ 8.56459    $ 9.59753        71,363
   01/01/2011 to 12/31/2011...........  $ 9.59753    $ 9.05781        73,122
   01/01/2012 to 12/31/2012...........  $ 9.05781    $ 9.82842        83,022
   01/01/2013 to 12/31/2013...........  $ 9.82842    $11.57734       151,360
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99813    $ 9.97203             0
   01/01/2008 to 12/31/2008...........  $ 9.97203    $ 9.23980             0
   01/01/2009 to 12/31/2009...........  $ 9.23980    $10.08246       174,062
   01/01/2010 to 12/31/2010...........  $10.08246    $10.62443       154,181
   01/01/2011 to 12/31/2011...........  $10.62443    $11.01173       115,301
   01/01/2012 to 12/31/2012...........  $11.01173    $11.60902       179,664
   01/01/2013 to 12/31/2013...........  $11.60902    $11.17857       230,627
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07794    $ 6.61569         2,128
   01/01/2009 to 12/31/2009...........  $ 6.61569    $ 8.41122     1,019,921
   01/01/2010 to 12/31/2010...........  $ 8.41122    $ 9.06421     1,782,273
   01/01/2011 to 12/31/2011...........  $ 9.06421    $ 8.71266     1,450,259
   01/01/2012 to 09/21/2012...........  $ 8.71266    $ 9.71788             0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.35%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.75834    $ 9.43986     4,252,347
   01/01/2010 to 12/31/2010...........  $ 9.43986    $10.32669     4,627,984
   01/01/2011 to 12/31/2011...........  $10.32669    $ 9.82155     4,134,047
   01/01/2012 to 12/31/2012...........  $ 9.82155    $10.80162     4,142,341
   01/01/2013 to 12/31/2013...........  $10.80162    $11.60621     3,797,166
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.76909    $ 9.59354     1,512,563
   01/01/2010 to 12/31/2010...........  $ 9.59354    $10.65815     1,845,579
   01/01/2011 to 12/31/2011...........  $10.65815    $10.42545     1,631,826
   01/01/2012 to 12/31/2012...........  $10.42545    $11.57599     1,978,813
   01/01/2013 to 12/31/2013...........  $11.57599    $13.18283     2,018,738
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.80294    $ 8.40065         9,247
   01/01/2010 to 12/31/2010...........  $ 8.40065    $ 9.34431        11,631
   01/01/2011 to 12/31/2011...........  $ 9.34431    $ 9.45612        18,869
   01/01/2012 to 05/04/2012...........  $ 9.45612    $10.25131             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.07145    $ 9.68123     6,554,519
   01/01/2010 to 12/31/2010...........  $ 9.68123    $10.62384     7,582,411
   01/01/2011 to 12/31/2011...........  $10.62384    $10.25414     6,755,067
   01/01/2012 to 12/31/2012...........  $10.25414    $11.26816     6,690,157
   01/01/2013 to 12/31/2013...........  $11.26816    $12.95246     6,282,078
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99745    $ 9.12583     2,850,644
   01/01/2012 to 12/31/2012...........  $ 9.12583    $ 9.97661     2,504,221
   01/01/2013 to 12/31/2013...........  $ 9.97661    $10.80546     2,282,040

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99809    $10.45312            0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........  $ 9.66533    $ 9.33072            0
   01/01/2010 to 12/31/2010...........  $ 9.33072    $10.08070            0
   01/01/2011 to 12/31/2011...........  $10.08070    $10.79913            0
   01/01/2012 to 12/31/2012...........  $10.79913    $10.99016            0
   01/01/2013 to 12/31/2013...........  $10.99016    $10.66395            0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........  $11.29399    $10.99506      157,323
   01/01/2010 to 12/31/2010...........  $10.99506    $11.94428       79,553
   01/01/2011 to 12/31/2011...........  $11.94428    $13.25529       38,886
   01/01/2012 to 12/31/2012...........  $13.25529    $13.69068       30,006
   01/01/2013 to 12/31/2013...........  $13.69068    $12.95592        8,130
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........  $11.25511    $10.86376       55,243
   01/01/2010 to 12/31/2010...........  $10.86376    $11.82023      117,733
   01/01/2011 to 12/31/2011...........  $11.82023    $13.39413       94,375
   01/01/2012 to 12/31/2012...........  $13.39413    $13.85289       69,766
   01/01/2013 to 12/31/2013...........  $13.85289    $12.88083       30,534
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........  $ 9.35768    $ 8.74446            0
   01/01/2010 to 12/31/2010...........  $ 8.74446    $ 9.55565       48,213
   01/01/2011 to 12/31/2011...........  $ 9.55565    $11.08034       13,583
   01/01/2012 to 12/31/2012...........  $11.08034    $11.50966        2,510
   01/01/2013 to 12/31/2013...........  $11.50966    $10.51262            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99745    $10.95270       70,632
   01/01/2011 to 12/31/2011...........  $10.95270    $12.87421       34,741
   01/01/2012 to 12/31/2012...........  $12.87421    $13.43279        8,558
   01/01/2013 to 12/31/2013...........  $13.43279    $12.20553            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99809    $11.96009       78,715
   01/01/2012 to 12/31/2012...........  $11.96009    $12.36832       47,478
   01/01/2013 to 12/31/2013...........  $12.36832    $10.90661            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99746    $10.34627       68,897
   01/01/2013 to 12/31/2013...........  $10.34627    $ 9.07766      207,444

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99873    $ 8.70520        56,592
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.57101    $ 9.26952     5,034,909
   01/01/2010 to 12/31/2010...........  $ 9.26952    $10.26814     6,212,739
   01/01/2011 to 12/31/2011...........  $10.26814    $ 9.78927     5,138,561
   01/01/2012 to 12/31/2012...........  $ 9.78927    $10.87660     5,417,142
   01/01/2013 to 12/31/2013...........  $10.87660    $13.03710     5,557,153
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99809    $11.59758           849
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.77850    $10.21482        13,319
   01/01/2010 to 12/31/2010...........  $10.21482    $12.84404        26,665
   01/01/2011 to 12/31/2011...........  $12.84404    $13.37666        16,530
   01/01/2012 to 12/31/2012...........  $13.37666    $15.07483        28,389
   01/01/2013 to 12/31/2013...........  $15.07483    $15.19011        31,471
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99809    $ 9.64589         5,934
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.12056    $ 9.24860        13,291
   01/01/2010 to 12/31/2010...........  $ 9.24860    $11.97731        14,714
   01/01/2011 to 12/31/2011...........  $11.97731    $10.16820        12,507
   01/01/2012 to 12/31/2012...........  $10.16820    $11.92855        19,897
   01/01/2013 to 12/31/2013...........  $11.92855    $16.41123        23,106
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.42635    $ 8.85245       180,716
   01/01/2010 to 12/31/2010...........  $ 8.85245    $ 9.80162       264,585
   01/01/2011 to 12/31/2011...........  $ 9.80162    $ 9.34014       209,356
   01/01/2012 to 12/31/2012...........  $ 9.34014    $10.36964       354,184
   01/01/2013 to 12/31/2013...........  $10.36964    $12.07928       436,263
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.05134    $ 8.64605       963,011
   01/01/2010 to 12/31/2010...........  $ 8.64605    $ 9.66094     1,503,201
   01/01/2011 to 12/31/2011...........  $ 9.66094    $ 9.29742     1,212,660
   01/01/2012 to 12/31/2012...........  $ 9.29742    $10.04957     1,337,469
   01/01/2013 to 12/31/2013...........  $10.04957    $11.26814     1,394,472
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99810    $10.70020       910,810
   01/01/2013 to 12/31/2013...........  $10.70020    $13.01302       964,020

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99809    $10.76816        71,113
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.70107    $ 8.04541        12,087
   01/01/2010 to 12/31/2010...........  $ 8.04541    $ 9.44866        17,206
   01/01/2011 to 12/31/2011...........  $ 9.44866    $ 8.76681        15,171
   01/01/2012 to 12/31/2012...........  $ 8.76681    $10.86107        13,808
   01/01/2013 to 12/31/2013...........  $10.86107    $11.07301        21,789
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.54908    $10.90871        50,148
   01/01/2010 to 12/31/2010...........  $10.90871    $11.75486        72,164
   01/01/2011 to 12/31/2011...........  $11.75486    $11.03082        45,755
   01/01/2012 to 12/31/2012...........  $11.03082    $12.90724        58,554
   01/01/2013 to 12/31/2013...........  $12.90724    $16.36123        61,946
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.73628    $ 8.10749        15,876
   01/01/2010 to 12/31/2010...........  $ 8.10749    $ 8.94216        17,185
   01/01/2011 to 12/31/2011...........  $ 8.94216    $ 8.25493        17,348
   01/01/2012 to 12/31/2012...........  $ 8.25493    $ 9.65125        32,736
   01/01/2013 to 12/31/2013...........  $ 9.65125    $12.59265        38,624
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.44980    $11.30917        47,164
   01/01/2010 to 12/31/2010...........  $11.30917    $13.24024        66,611
   01/01/2011 to 12/31/2011...........  $13.24024    $12.55147        39,720
   01/01/2012 to 12/31/2012...........  $12.55147    $14.66808        51,742
   01/01/2013 to 12/31/2013...........  $14.66808    $18.94493        53,019
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.73829    $ 9.14036       681,549
   01/01/2010 to 12/31/2010...........  $ 9.14036    $ 9.96633     1,076,636
   01/01/2011 to 12/31/2011...........  $ 9.96633    $ 9.68853       900,579
   01/01/2012 to 12/31/2012...........  $ 9.68853    $10.42454       918,297
   01/01/2013 to 12/31/2013...........  $10.42454    $11.18541       953,392
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.37520    $ 9.43976         9,418
   01/01/2010 to 12/31/2010...........  $ 9.43976    $11.69193        28,045
   01/01/2011 to 12/31/2011...........  $11.69193    $11.57271        23,172
   01/01/2012 to 12/31/2012...........  $11.57271    $13.08049        35,071
   01/01/2013 to 12/31/2013...........  $13.08049    $17.74064        48,948

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.03025    $ 8.86726         8,484
   01/01/2010 to 12/31/2010...........  $ 8.86726    $ 9.74163         3,574
   01/01/2011 to 12/31/2011...........  $ 9.74163    $ 9.47142         5,605
   01/01/2012 to 12/31/2012...........  $ 9.47142    $10.49380        14,299
   01/01/2013 to 12/31/2013...........  $10.49380    $13.80352        13,124
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.17371    $10.19721        14,037
   01/01/2010 to 12/31/2010...........  $10.19721    $11.30809        29,013
   01/01/2011 to 12/31/2011...........  $11.30809    $11.39954        14,294
   01/01/2012 to 12/31/2012...........  $11.39954    $12.68259        30,841
   01/01/2013 to 12/31/2013...........  $12.68259    $13.28118        41,682
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.04238    $ 7.89352        29,416
   01/01/2010 to 12/31/2010...........  $ 7.89352    $ 8.83058        39,816
   01/01/2011 to 12/31/2011...........  $ 8.83058    $ 7.51292        18,018
   01/01/2012 to 12/31/2012...........  $ 7.51292    $ 8.83520        22,798
   01/01/2013 to 12/31/2013...........  $ 8.83520    $10.27745        24,575
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.71884    $ 8.68753        20,688
   01/01/2010 to 12/31/2010...........  $ 8.68753    $ 9.42890        35,676
   01/01/2011 to 12/31/2011...........  $ 9.42890    $ 8.05644        24,833
   01/01/2012 to 12/31/2012...........  $ 8.05644    $ 9.18375        25,172
   01/01/2013 to 12/31/2013...........  $ 9.18375    $10.71966        24,709
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98123    $10.82907             0
   01/01/2010 to 12/31/2010...........  $10.82907    $11.72425           904
   01/01/2011 to 12/31/2011...........  $11.72425    $12.88118     4,385,023
   01/01/2012 to 12/31/2012...........  $12.88118    $13.76813     1,804,835
   01/01/2013 to 12/31/2013...........  $13.76813    $13.02394       332,249
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.22301    $ 8.79688       403,988
   01/01/2010 to 12/31/2010...........  $ 8.79688    $ 9.78253       516,166
   01/01/2011 to 12/31/2011...........  $ 9.78253    $ 9.50384       395,770
   01/01/2012 to 12/31/2012...........  $ 9.50384    $10.54658       490,907
   01/01/2013 to 12/31/2013...........  $10.54658    $11.98217       531,417

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.71329    $10.33368       40,215
   01/01/2010 to 12/31/2010...........  $10.33368    $10.82050       80,230
   01/01/2011 to 12/31/2011...........  $10.82050    $ 9.60488       59,517
   01/01/2012 to 12/31/2012...........  $ 9.60488    $11.43995       66,146
   01/01/2013 to 12/31/2013...........  $11.43995    $12.89430       71,291
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.48763    $10.96455      628,069
   01/01/2010 to 12/31/2010...........  $10.96455    $11.49692      724,178
   01/01/2011 to 12/31/2011...........  $11.49692    $11.25949      657,747
   01/01/2012 to 12/31/2012...........  $11.25949    $12.17972      825,471
   01/01/2013 to 12/31/2013...........  $12.17972    $13.21287      785,813
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08348    $10.28169            0
   01/01/2010 to 12/31/2010...........  $10.28169    $11.18250        6,898
   01/01/2011 to 12/31/2011...........  $11.18250    $10.99851        3,991
   01/01/2012 to 12/31/2012...........  $10.99851    $12.37752       30,638
   01/01/2013 to 12/31/2013...........  $12.37752    $16.50679       32,675
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14486    $10.29149        6,043
   01/01/2010 to 12/31/2010...........  $10.29149    $11.43520       41,637
   01/01/2011 to 12/31/2011...........  $11.43520    $10.51686       23,719
   01/01/2012 to 12/31/2012...........  $10.51686    $11.63480       26,385
   01/01/2013 to 12/31/2013...........  $11.63480    $14.94057       27,729
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.08065    $ 7.68247       13,686
   01/01/2010 to 12/31/2010...........  $ 7.68247    $ 8.49390       33,680
   01/01/2011 to 12/31/2011...........  $ 8.49390    $ 7.95195       30,546
   01/01/2012 to 12/31/2012...........  $ 7.95195    $ 9.08092       31,862
   01/01/2013 to 12/31/2013...........  $ 9.08092    $12.40905       68,723
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.01941    $ 8.90497       22,035
   01/01/2010 to 12/31/2010...........  $ 8.90497    $10.41910       32,195
   01/01/2011 to 12/31/2011...........  $10.41910    $10.08715       30,727
   01/01/2012 to 12/31/2012...........  $10.08715    $11.06404       37,332
   01/01/2013 to 12/31/2013...........  $11.06404    $14.76780       34,368
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.02285    $10.84970       10,596
   01/01/2010 to 12/31/2010...........  $10.84970    $12.02269       13,060
   01/01/2011 to 12/31/2011...........  $12.02269    $12.94190       16,402
   01/01/2012 to 12/31/2012...........  $12.94190    $13.39400       29,380
   01/01/2013 to 12/31/2013...........  $13.39400    $12.82466       37,028

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.45982    $11.20837        9,611
   01/01/2010 to 12/31/2010...........  $11.20837    $12.27036       20,031
   01/01/2011 to 12/31/2011...........  $12.27036    $11.61339       15,584
   01/01/2012 to 12/31/2012...........  $11.61339    $13.96490       27,825
   01/01/2013 to 12/31/2013...........  $13.96490    $17.41492       30,046
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.05444    $ 9.74490        4,945
   01/01/2010 to 12/31/2010...........  $ 9.74490    $10.73856        9,079
   01/01/2011 to 12/31/2011...........  $10.73856    $10.43001        7,440
   01/01/2012 to 12/31/2012...........  $10.43001    $11.93110        5,887
   01/01/2013 to 12/31/2013...........  $11.93110    $15.93617        6,081
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99810    $10.17185            0
   01/01/2013 to 12/31/2013...........  $10.17185    $13.36759          712
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.15365    $ 9.46381        8,801
   01/01/2010 to 12/31/2010...........  $ 9.46381    $11.42956       11,219
   01/01/2011 to 12/31/2011...........  $11.42956    $10.78208        8,336
   01/01/2012 to 12/31/2012...........  $10.78208    $12.47352       13,784
   01/01/2013 to 12/31/2013...........  $12.47352    $16.13772       15,479
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.37182    $10.21844      118,897
   01/01/2010 to 12/31/2010...........  $10.21844    $ 9.98629      116,542
   01/01/2011 to 12/31/2011...........  $ 9.98629    $ 9.75943      113,130
   01/01/2012 to 12/31/2012...........  $ 9.75943    $ 9.53559      126,339
   01/01/2013 to 12/31/2013...........  $ 9.53559    $ 9.31663      111,479
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.77043    $ 9.15272       24,697
   01/01/2010 to 12/31/2010...........  $ 9.15272    $11.03847       41,087
   01/01/2011 to 12/31/2011...........  $11.03847    $10.51733       26,688
   01/01/2012 to 12/31/2012...........  $10.51733    $12.03539       40,518
   01/01/2013 to 12/31/2013...........  $12.03539    $16.69890       48,497
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02800    $10.05929            0
   01/01/2012 to 12/31/2012...........  $10.05929    $10.30678       13,596
   01/01/2013 to 12/31/2013...........  $10.30678    $ 9.78486       14,294

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.53343    $10.55846         5,598
   01/01/2010 to 12/31/2010...........  $10.55846    $13.27452         7,620
   01/01/2011 to 12/31/2011...........  $13.27452    $13.18889        10,737
   01/01/2012 to 12/31/2012...........  $13.18889    $14.48113        16,867
   01/01/2013 to 12/31/2013...........  $14.48113    $18.76265        28,345
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.94180    $ 8.41842         2,705
   01/01/2010 to 12/31/2010...........  $ 8.41842    $ 9.89236         3,842
   01/01/2011 to 04/29/2011...........  $ 9.89236    $11.07199             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99810    $10.27770        49,370
   01/01/2013 to 12/31/2013...........  $10.27770    $11.94105       101,613
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.15323    $ 9.04108        55,402
   01/01/2010 to 12/31/2010...........  $ 9.04108    $10.80079        76,512
   01/01/2011 to 12/31/2011...........  $10.80079    $ 8.41374        50,301
   01/01/2012 to 12/31/2012...........  $ 8.41374    $ 9.69414        54,593
   01/01/2013 to 12/31/2013...........  $ 9.69414    $ 9.49268        54,655
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.75053    $11.26320        17,914
   01/01/2010 to 12/31/2010...........  $11.26320    $11.43373        26,072
   01/01/2011 to 12/31/2011...........  $11.43373    $11.42279        31,043
   01/01/2012 to 12/31/2012...........  $11.42279    $11.68410        30,695
   01/01/2013 to 12/31/2013...........  $11.68410    $11.16763        37,201
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.67650    $11.80051       466,235
   01/01/2010 to 12/31/2010...........  $11.80051    $12.41950       657,967
   01/01/2011 to 12/31/2011...........  $12.41950    $12.52048       562,150
   01/01/2012 to 12/31/2012...........  $12.52048    $13.37279       636,413
   01/01/2013 to 12/31/2013...........  $13.37279    $12.82563       565,790
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.96659    $10.36969     3,494,528
   01/01/2010 to 12/31/2010...........  $10.36969    $11.20278     4,162,296
   01/01/2011 to 12/31/2011...........  $11.20278    $11.05498     3,947,323
   01/01/2012 to 12/31/2012...........  $11.05498    $11.92123     4,105,553
   01/01/2013 to 12/31/2013...........  $11.92123    $12.72044     3,667,513
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01801    $10.05918             0
   01/01/2012 to 12/31/2012...........  $10.05918    $10.52644        10,736
   01/01/2013 to 12/31/2013...........  $10.52644    $10.04686        12,575

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.65726    $ 8.09236     1,950,413
   01/01/2010 to 12/31/2010...........  $ 8.09236    $ 9.41046     2,836,532
   01/01/2011 to 12/31/2011...........  $ 9.41046    $ 8.62330     2,057,158
   01/01/2012 to 12/31/2012...........  $ 8.62330    $ 9.51355     2,579,148
   01/01/2013 to 12/31/2013...........  $ 9.51355    $10.87774     2,597,621
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.37411    $ 8.08794         2,415
   01/01/2010 to 12/31/2010...........  $ 8.08794    $ 9.09147        11,783
   01/01/2011 to 12/31/2011...........  $ 9.09147    $ 9.19011        10,286
   01/01/2012 to 12/31/2012...........  $ 9.19011    $10.66725        26,669
   01/01/2013 to 12/31/2013...........  $10.66725    $13.80222        27,143
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99809    $ 8.86065             0
   01/01/2012 to 12/31/2012...........  $ 8.86065    $ 9.79586             0
   01/01/2013 to 12/31/2013...........  $ 9.79586    $11.71463             0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.42746    $ 8.81771     1,331,992
   01/01/2010 to 12/31/2010...........  $ 8.81771    $ 9.64205     1,541,048
   01/01/2011 to 12/31/2011...........  $ 9.64205    $ 9.24995     1,328,344
   01/01/2012 to 12/31/2012...........  $ 9.24995    $ 9.96648     1,332,263
   01/01/2013 to 12/31/2013...........  $ 9.96648    $10.94893     1,233,948
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.74103    $ 8.26425       543,791
   01/01/2010 to 12/31/2010...........  $ 8.26425    $ 9.23272       948,470
   01/01/2011 to 12/31/2011...........  $ 9.23272    $ 8.80549       703,756
   01/01/2012 to 12/31/2012...........  $ 8.80549    $ 9.97103       951,558
   01/01/2013 to 12/31/2013...........  $ 9.97103    $11.50154     1,137,541
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.09705    $ 9.93257       736,844
   01/01/2010 to 12/31/2010...........  $ 9.93257    $10.85093     1,274,924
   01/01/2011 to 12/31/2011...........  $10.85093    $10.24382     1,044,460
   01/01/2012 to 12/31/2012...........  $10.24382    $11.12293     1,206,123
   01/01/2013 to 12/31/2013...........  $11.12293    $12.43257     1,267,606
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.55110    $ 8.58389         7,475
   01/01/2010 to 12/31/2010...........  $ 8.58389    $11.44129        13,593
   01/01/2011 to 12/31/2011...........  $11.44129    $11.06953        14,395
   01/01/2012 to 12/31/2012...........  $11.06953    $12.13176        22,429
   01/01/2013 to 12/31/2013...........  $12.13176    $16.02249        26,471

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.53328    $ 9.75803         8,423
   01/01/2010 to 12/31/2010...........  $ 9.75803    $12.01245        13,701
   01/01/2011 to 12/31/2011...........  $12.01245    $11.03554        11,981
   01/01/2012 to 12/31/2012...........  $11.03554    $12.73983        13,455
   01/01/2013 to 12/31/2013...........  $12.73983    $17.10295        14,519
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.54115    $10.31836       713,198
   01/01/2010 to 12/31/2010...........  $10.31836    $11.24440     1,121,419
   01/01/2011 to 12/31/2011...........  $11.24440    $11.20462       974,269
   01/01/2012 to 12/31/2012...........  $11.20462    $12.42437     1,249,134
   01/01/2013 to 12/31/2013...........  $12.42437    $14.18257     1,335,103
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.16691    $ 7.86669        41,306
   01/01/2010 to 12/31/2010...........  $ 7.86669    $ 8.70417        66,947
   01/01/2011 to 12/31/2011...........  $ 8.70417    $ 8.36524        46,033
   01/01/2012 to 12/31/2012...........  $ 8.36524    $ 9.58274        57,679
   01/01/2013 to 12/31/2013...........  $ 9.58274    $12.14221        50,271
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.28717    $ 9.58786        32,361
   01/01/2010 to 12/31/2010...........  $ 9.58786    $10.84896        54,510
   01/01/2011 to 12/31/2011...........  $10.84896    $10.42050        32,934
   01/01/2012 to 12/31/2012...........  $10.42050    $11.97100        51,939
   01/01/2013 to 12/31/2013...........  $11.97100    $16.84560        50,813
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.70240    $12.93549        73,664
   01/01/2010 to 12/31/2010...........  $12.93549    $15.22376       126,830
   01/01/2011 to 12/31/2011...........  $15.22376    $12.65564        97,965
   01/01/2012 to 12/31/2012...........  $12.65564    $12.81165       135,945
   01/01/2013 to 12/31/2013...........  $12.81165    $14.44278       121,010
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.86104    $10.91472        29,565
   01/01/2010 to 12/31/2010...........  $10.91472    $11.27667        44,913
   01/01/2011 to 12/31/2011...........  $11.27667    $11.47253        44,268
   01/01/2012 to 12/31/2012...........  $11.47253    $11.79435        48,601
   01/01/2013 to 12/31/2013...........  $11.79435    $11.09100        29,666

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.74865    $ 8.54740       170,491
   01/01/2010 to 12/31/2010...........  $ 8.54740    $ 9.57358       155,762
   01/01/2011 to 12/31/2011...........  $ 9.57358    $ 9.03083       134,788
   01/01/2012 to 12/31/2012...........  $ 9.03083    $ 9.79434       174,625
   01/01/2013 to 12/31/2013...........  $ 9.79434    $11.53150       254,844
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.36719    $10.07192        80,753
   01/01/2010 to 12/31/2010...........  $10.07192    $10.60805       137,974
   01/01/2011 to 12/31/2011...........  $10.60805    $10.98935       114,585
   01/01/2012 to 12/31/2012...........  $10.98935    $11.57971       143,134
   01/01/2013 to 12/31/2013...........  $11.57971    $11.14492       161,646
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........  $ 6.60935    $ 8.40437       632,509
   01/01/2010 to 12/31/2010...........  $ 8.40437    $ 9.05230     1,162,191
   01/01/2011 to 12/31/2011...........  $ 9.05230    $ 8.69706       814,628
   01/01/2012 to 09/21/2012...........  $ 8.69706    $ 9.69699             0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV AND HD GRO (2.40%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.99172    $ 7.75760      603,881
   01/01/2009 to 12/31/2009...........  $ 7.75760    $ 9.42115      616,961
   01/01/2010 to 12/31/2010...........  $ 9.42115    $10.30116      565,969
   01/01/2011 to 12/31/2011...........  $10.30116    $ 9.79264      524,219
   01/01/2012 to 12/31/2012...........  $ 9.79264    $10.76451      471,350
   01/01/2013 to 12/31/2013...........  $10.76451    $11.56075      369,092
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.83346    $ 7.76986      351,827
   01/01/2009 to 12/31/2009...........  $ 7.76986    $ 9.57583      289,003
   01/01/2010 to 12/31/2010...........  $ 9.57583    $10.63329      255,612
   01/01/2011 to 12/31/2011...........  $10.63329    $10.39610      272,182
   01/01/2012 to 12/31/2012...........  $10.39610    $11.53773      243,812
   01/01/2013 to 12/31/2013...........  $11.53773    $13.13292      210,107
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.59847    $ 7.28684            0
   01/01/2009 to 12/31/2009...........  $ 7.28684    $ 8.38086            0
   01/01/2010 to 12/31/2010...........  $ 8.38086    $ 9.31788            0
   01/01/2011 to 12/31/2011...........  $ 9.31788    $ 9.42483            0
   01/01/2012 to 05/04/2012...........  $ 9.42483    $10.21573            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.00757    $ 8.02434      308,338
   01/01/2009 to 12/31/2009...........  $ 8.02434    $ 9.66193      333,234
   01/01/2010 to 12/31/2010...........  $ 9.66193    $10.59745      332,987
   01/01/2011 to 12/31/2011...........  $10.59745    $10.22361      266,005
   01/01/2012 to 12/31/2012...........  $10.22361    $11.22915      258,173
   01/01/2013 to 12/31/2013...........  $11.22915    $12.90130      184,458

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99740    $ 9.12279       14,484
   01/01/2012 to 12/31/2012...........  $ 9.12279    $ 9.96837       26,703
   01/01/2013 to 12/31/2013...........  $ 9.96837    $10.79132       25,560
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99805    $10.44952            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99870    $ 9.32612            0
   01/01/2010 to 12/31/2010...........  $ 9.32612    $10.07081            0
   01/01/2011 to 12/31/2011...........  $10.07081    $10.78321            0
   01/01/2012 to 12/31/2012...........  $10.78321    $10.96860            0
   01/01/2013 to 12/31/2013...........  $10.96860    $10.63770            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99806    $11.97274      341,684
   01/01/2009 to 12/31/2009...........  $11.97274    $10.98462      342,797
   01/01/2010 to 12/31/2010...........  $10.98462    $11.92705      261,756
   01/01/2011 to 12/31/2011...........  $11.92705    $13.22971      191,819
   01/01/2012 to 12/31/2012...........  $13.22971    $13.65761      148,359
   01/01/2013 to 12/31/2013...........  $13.65761    $12.91825      107,796
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99806    $12.04125      311,202
   01/01/2009 to 12/31/2009...........  $12.04125    $10.85345      253,000
   01/01/2010 to 12/31/2010...........  $10.85345    $11.80330      210,133
   01/01/2011 to 12/31/2011...........  $11.80330    $13.36844      140,793
   01/01/2012 to 12/31/2012...........  $13.36844    $13.81956       64,500
   01/01/2013 to 12/31/2013...........  $13.81956    $12.84354       49,270
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99870    $ 8.74021       42,565
   01/01/2010 to 12/31/2010...........  $ 8.74021    $ 9.54633      136,544
   01/01/2011 to 12/31/2011...........  $ 9.54633    $11.06416       15,959
   01/01/2012 to 12/31/2012...........  $11.06416    $11.48725        5,759
   01/01/2013 to 12/31/2013...........  $11.48725    $10.48701            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99740    $10.94733      321,734
   01/01/2011 to 12/31/2011...........  $10.94733    $12.86160      271,018
   01/01/2012 to 12/31/2012...........  $12.86160    $13.41290       61,285
   01/01/2013 to 12/31/2013...........  $13.41290    $12.18147            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99805    $11.95414      267,826
   01/01/2012 to 12/31/2012...........  $11.95414    $12.35609      378,181
   01/01/2013 to 12/31/2013...........  $12.35609    $10.89052            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99741    $10.34131       191,258
   01/01/2013 to 12/31/2013...........  $10.34131    $ 9.06883       633,312
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99870    $ 8.70101       764,697
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.08292    $ 7.55860     1,010,108
   01/01/2009 to 12/31/2009...........  $ 7.55860    $ 9.25117     1,085,202
   01/01/2010 to 12/31/2010...........  $ 9.25117    $10.24289       916,818
   01/01/2011 to 12/31/2011...........  $10.24289    $ 9.76047       877,706
   01/01/2012 to 12/31/2012...........  $ 9.76047    $10.83930       826,307
   01/01/2013 to 12/31/2013...........  $10.83930    $12.98607       698,638
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99805    $11.59271             0
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.50093    $ 7.90995         4,938
   01/01/2009 to 12/31/2009...........  $ 7.90995    $10.19073         8,670
   01/01/2010 to 12/31/2010...........  $10.19073    $12.80753         3,505
   01/01/2011 to 12/31/2011...........  $12.80753    $13.33217         3,211
   01/01/2012 to 12/31/2012...........  $13.33217    $15.01728         3,941
   01/01/2013 to 12/31/2013...........  $15.01728    $15.12482           604
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 8.77485    $ 8.54936             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99805    $ 9.64271             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.63602    $ 7.12207         2,202
   01/01/2009 to 12/31/2009...........  $ 7.12207    $ 9.22684           394
   01/01/2010 to 12/31/2010...........  $ 9.22684    $11.94334           333
   01/01/2011 to 12/31/2011...........  $11.94334    $10.13435           455
   01/01/2012 to 12/31/2012...........  $10.13435    $11.88298         1,890
   01/01/2013 to 12/31/2013...........  $11.88298    $16.34042           986
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10341    $ 7.47127         4,420
   01/01/2009 to 12/31/2009...........  $ 7.47127    $ 8.84522        11,383
   01/01/2010 to 12/31/2010...........  $ 8.84522    $ 9.78877         3,789
   01/01/2011 to 12/31/2011...........  $ 9.78877    $ 9.32332         1,261
   01/01/2012 to 12/31/2012...........  $ 9.32332    $10.34590           701
   01/01/2013 to 12/31/2013...........  $10.34590    $12.04573           200

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.63345    $ 7.13527       77,210
   01/01/2009 to 12/31/2009...........  $ 7.13527    $ 8.63008      113,426
   01/01/2010 to 12/31/2010...........  $ 8.63008    $ 9.63844       60,833
   01/01/2011 to 12/31/2011...........  $ 9.63844    $ 9.27120       70,464
   01/01/2012 to 12/31/2012...........  $ 9.27120    $10.01640       63,222
   01/01/2013 to 12/31/2013...........  $10.01640    $11.22551       44,638
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99806    $ 7.44902          721
   01/01/2009 to 11/13/2009...........  $ 7.44902    $ 8.28018            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99806    $10.69671       77,217
   01/01/2013 to 12/31/2013...........  $10.69671    $13.00237       31,998
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99805    $10.76457            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17473    $ 6.09375          440
   01/01/2009 to 12/31/2009...........  $ 6.09375    $ 8.03953          634
   01/01/2010 to 12/31/2010...........  $ 8.03953    $ 9.43708          249
   01/01/2011 to 12/31/2011...........  $ 9.43708    $ 8.75182          338
   01/01/2012 to 12/31/2012...........  $ 8.75182    $10.83725          906
   01/01/2013 to 12/31/2013...........  $10.83725    $11.04335          249
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.42756    $ 7.45948        3,671
   01/01/2009 to 12/31/2009...........  $ 7.45948    $10.88318        6,657
   01/01/2010 to 12/31/2010...........  $10.88318    $11.72159        1,100
   01/01/2011 to 12/31/2011...........  $11.72159    $10.99420        1,578
   01/01/2012 to 12/31/2012...........  $10.99420    $12.85807        2,631
   01/01/2013 to 12/31/2013...........  $12.85807    $16.29101        1,153
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.11978    $ 6.94919            0
   01/01/2009 to 12/31/2009...........  $ 6.94919    $ 8.08841        2,100
   01/01/2010 to 12/31/2010...........  $ 8.08841    $ 8.91678        1,081
   01/01/2011 to 12/31/2011...........  $ 8.91678    $ 8.22741        1,036
   01/01/2012 to 12/31/2012...........  $ 8.22741    $ 9.61437          942
   01/01/2013 to 12/31/2013...........  $ 9.61437    $12.53839          188

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.48387    $ 7.35455          357
   01/01/2009 to 12/31/2009...........  $ 7.35455    $11.28278        6,861
   01/01/2010 to 12/31/2010...........  $11.28278    $13.20290        1,484
   01/01/2011 to 12/31/2011...........  $13.20290    $12.50997          421
   01/01/2012 to 12/31/2012...........  $12.50997    $14.61247          613
   01/01/2013 to 12/31/2013...........  $14.61247    $18.86385          177
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08908    $ 7.57974       41,603
   01/01/2009 to 12/31/2009...........  $ 7.57974    $ 9.13296       39,937
   01/01/2010 to 12/31/2010...........  $ 9.13296    $ 9.95339       15,978
   01/01/2011 to 12/31/2011...........  $ 9.95339    $ 9.67119       14,067
   01/01/2012 to 12/31/2012...........  $ 9.67119    $10.40086       14,865
   01/01/2013 to 12/31/2013...........  $10.40086    $11.15460        1,033
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03294    $ 7.61489          196
   01/01/2009 to 12/31/2009...........  $ 7.61489    $ 9.43289        1,519
   01/01/2010 to 12/31/2010...........  $ 9.43289    $11.67774          812
   01/01/2011 to 12/31/2011...........  $11.67774    $11.55295          525
   01/01/2012 to 12/31/2012...........  $11.55295    $13.05185          136
   01/01/2013 to 12/31/2013...........  $13.05185    $17.69313           59
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.69270    $ 7.65994        1,534
   01/01/2009 to 12/31/2009...........  $ 7.65994    $ 8.84617        1,092
   01/01/2010 to 12/31/2010...........  $ 8.84617    $ 9.71381           17
   01/01/2011 to 12/31/2011...........  $ 9.71381    $ 9.43980           31
   01/01/2012 to 12/31/2012...........  $ 9.43980    $10.45358           70
   01/01/2013 to 12/31/2013...........  $10.45358    $13.74383           32
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.45468    $ 7.68488          398
   01/01/2009 to 12/31/2009...........  $ 7.68488    $10.17299        4,020
   01/01/2010 to 12/31/2010...........  $10.17299    $11.27582        2,520
   01/01/2011 to 12/31/2011...........  $11.27582    $11.36141        2,172
   01/01/2012 to 12/31/2012...........  $11.36141    $12.63400        1,058
   01/01/2013 to 12/31/2013...........  $12.63400    $13.22374          328
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.93443    $ 5.96394            0
   01/01/2009 to 12/31/2009...........  $ 5.96394    $ 7.87947          939
   01/01/2010 to 12/31/2010...........  $ 7.87947    $ 8.81046          857
   01/01/2011 to 12/31/2011...........  $ 8.81046    $ 7.49214          840
   01/01/2012 to 12/31/2012...........  $ 7.49214    $ 8.80639        1,403
   01/01/2013 to 12/31/2013...........  $ 8.80639    $10.23888          477

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.10532    $ 6.80473          211
   01/01/2009 to 12/31/2009...........  $ 6.80473    $ 8.67192          352
   01/01/2010 to 12/31/2010...........  $ 8.67192    $ 9.40731          294
   01/01/2011 to 12/31/2011...........  $ 9.40731    $ 8.03400          651
   01/01/2012 to 12/31/2012...........  $ 8.03400    $ 9.15374        1,569
   01/01/2013 to 12/31/2013...........  $ 9.15374    $10.67949          657
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11160    $ 7.10587        8,368
   01/01/2009 to 12/31/2009...........  $ 7.10587    $ 8.78979       22,236
   01/01/2010 to 12/31/2010...........  $ 8.78979    $ 9.76990       14,152
   01/01/2011 to 12/31/2011...........  $ 9.76990    $ 9.48685       15,328
   01/01/2012 to 12/31/2012...........  $ 9.48685    $10.52253       15,130
   01/01/2013 to 12/31/2013...........  $10.52253    $11.94908        1,953
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.32066    $ 7.76920        2,506
   01/01/2009 to 12/31/2009...........  $ 7.76920    $10.30935        1,547
   01/01/2010 to 12/31/2010...........  $10.30935    $10.78967        1,698
   01/01/2011 to 12/31/2011...........  $10.78967    $ 9.57288        1,602
   01/01/2012 to 12/31/2012...........  $ 9.57288    $11.39642        3,118
   01/01/2013 to 12/31/2013...........  $11.39642    $12.83891          366
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.67948    $ 9.17983       42,808
   01/01/2009 to 12/31/2009...........  $ 9.17983    $10.93860       69,886
   01/01/2010 to 12/31/2010...........  $10.93860    $11.46408       48,964
   01/01/2011 to 12/31/2011...........  $11.46408    $11.22194       51,363
   01/01/2012 to 12/31/2012...........  $11.22194    $12.13323       54,810
   01/01/2013 to 12/31/2013...........  $12.13323    $13.15612       34,723
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08344    $10.28106            0
   01/01/2010 to 12/31/2010...........  $10.28106    $11.17641            0
   01/01/2011 to 12/31/2011...........  $11.17641    $10.98718            0
   01/01/2012 to 12/31/2012...........  $10.98718    $12.35872            0
   01/01/2013 to 12/31/2013...........  $12.35872    $16.47370            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14482    $10.29084            0
   01/01/2010 to 12/31/2010...........  $10.29084    $11.42897            0
   01/01/2011 to 12/31/2011...........  $11.42897    $10.50609            0
   01/01/2012 to 12/31/2012...........  $10.50609    $11.61712            0
   01/01/2013 to 12/31/2013...........  $11.61712    $14.91058            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.87476    $ 6.57126       1,570
   01/01/2009 to 12/31/2009...........  $ 6.57126    $ 7.66428         198
   01/01/2010 to 12/31/2010...........  $ 7.66428    $ 8.46960         148
   01/01/2011 to 12/31/2011...........  $ 8.46960    $ 7.92531         252
   01/01/2012 to 12/31/2012...........  $ 7.92531    $ 9.04621       1,161
   01/01/2013 to 12/31/2013...........  $ 9.04621    $12.35572         404
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.45714    $ 7.01082       3,350
   01/01/2009 to 12/31/2009...........  $ 7.01082    $ 8.88395         468
   01/01/2010 to 12/31/2010...........  $ 8.88395    $10.38934         368
   01/01/2011 to 12/31/2011...........  $10.38934    $10.05351         623
   01/01/2012 to 12/31/2012...........  $10.05351    $11.02169       1,769
   01/01/2013 to 12/31/2013...........  $11.02169    $14.70413         996
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.74007    $ 8.23450           0
   01/01/2009 to 12/31/2009...........  $ 8.23450    $10.82420          83
   01/01/2010 to 12/31/2010...........  $10.82420    $11.98856           7
   01/01/2011 to 12/31/2011...........  $11.98856    $12.89882           6
   01/01/2012 to 12/31/2012...........  $12.89882    $13.34298           5
   01/01/2013 to 12/31/2013...........  $13.34298    $12.76958           0
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.32121    $ 8.70708       1,331
   01/01/2009 to 12/31/2009...........  $ 8.70708    $11.18206       1,357
   01/01/2010 to 12/31/2010...........  $11.18206    $12.23557         355
   01/01/2011 to 12/31/2011...........  $12.23557    $11.57485       1,184
   01/01/2012 to 12/31/2012...........  $11.57485    $13.91170       1,431
   01/01/2013 to 12/31/2013...........  $13.91170    $17.34006         567
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.76137    $ 8.00884       1,932
   01/01/2009 to 12/31/2009...........  $ 8.00884    $ 9.72195         272
   01/01/2010 to 12/31/2010...........  $ 9.72195    $10.70795         221
   01/01/2011 to 12/31/2011...........  $10.70795    $10.39520         227
   01/01/2012 to 12/31/2012...........  $10.39520    $11.88543       2,247
   01/01/2013 to 12/31/2013...........  $11.88543    $15.86746       1,039
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99806    $10.17007           0
   01/01/2013 to 12/31/2013...........  $10.17007    $13.35869           0
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.66099    $ 6.96134         590
   01/01/2009 to 12/31/2009...........  $ 6.96134    $ 9.44177         178
   01/01/2010 to 12/31/2010...........  $ 9.44177    $11.39740         130
   01/01/2011 to 12/31/2011...........  $11.39740    $10.74656         478
   01/01/2012 to 12/31/2012...........  $10.74656    $12.42636         976
   01/01/2013 to 12/31/2013...........  $12.42636    $16.06886         242

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.42384    $10.41951       21,163
   01/01/2009 to 12/31/2009...........  $10.41951    $10.20039       15,466
   01/01/2010 to 12/31/2010...........  $10.20039    $ 9.96381        7,396
   01/01/2011 to 12/31/2011...........  $ 9.96381    $ 9.73281        7,547
   01/01/2012 to 12/31/2012...........  $ 9.73281    $ 9.50507        7,083
   01/01/2013 to 12/31/2013...........  $ 9.50507    $ 9.28223        1,451
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.68846    $ 6.64824            0
   01/01/2009 to 12/31/2009...........  $ 6.64824    $ 9.13115          581
   01/01/2010 to 12/31/2010...........  $ 9.13115    $11.00702          434
   01/01/2011 to 12/31/2011...........  $11.00702    $10.48229          501
   01/01/2012 to 12/31/2012...........  $10.48229    $11.98952          446
   01/01/2013 to 12/31/2013...........  $11.98952    $16.62711          243
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02796    $10.05848            0
   01/01/2012 to 12/31/2012...........  $10.05848    $10.30092            0
   01/01/2013 to 12/31/2013...........  $10.30092    $ 9.77441            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $13.21122    $ 8.31062        1,049
   01/01/2009 to 12/31/2009...........  $ 8.31062    $10.53340           75
   01/01/2010 to 12/31/2010...........  $10.53340    $13.23656           96
   01/01/2011 to 12/31/2011...........  $13.23656    $13.14474          218
   01/01/2012 to 12/31/2012...........  $13.14474    $14.42559          370
   01/01/2013 to 12/31/2013...........  $14.42559    $18.68162          190
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.85239    $ 7.01698            0
   01/01/2009 to 12/31/2009...........  $ 7.01698    $ 8.39867        2,590
   01/01/2010 to 12/31/2010...........  $ 8.39867    $ 9.86421        1,464
   01/01/2011 to 04/29/2011...........  $ 9.86421    $11.03877            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99806    $10.27427            0
   01/01/2013 to 12/31/2013...........  $10.27427    $11.93134       24,783
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10080    $ 5.55599          495
   01/01/2009 to 12/31/2009...........  $ 5.55599    $ 9.03476        6,027
   01/01/2010 to 12/31/2010...........  $ 9.03476    $10.78803        3,932
   01/01/2011 to 12/31/2011...........  $10.78803    $ 8.39970        3,195
   01/01/2012 to 12/31/2012...........  $ 8.39970    $ 9.67324        4,834
   01/01/2013 to 12/31/2013...........  $ 9.67324    $ 9.46757          861

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.85895    $10.43883        1,153
   01/01/2009 to 12/31/2009...........  $10.43883    $11.23700        3,566
   01/01/2010 to 12/31/2010...........  $11.23700    $11.40142          846
   01/01/2011 to 12/31/2011...........  $11.40142    $11.38492        1,010
   01/01/2012 to 12/31/2012...........  $11.38492    $11.63966          965
   01/01/2013 to 12/31/2013...........  $11.63966    $11.11978          186
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.12073    $10.35148        5,629
   01/01/2009 to 12/31/2009...........  $10.35148    $11.77952       10,151
   01/01/2010 to 12/31/2010...........  $11.77952    $12.39127        3,248
   01/01/2011 to 12/31/2011...........  $12.39127    $12.48599        4,390
   01/01/2012 to 12/31/2012...........  $12.48599    $13.32948        4,405
   01/01/2013 to 12/31/2013...........  $13.32948    $12.77783        1,080
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.97947    $ 8.82842      429,066
   01/01/2009 to 12/31/2009...........  $ 8.82842    $10.34895      473,341
   01/01/2010 to 12/31/2010...........  $10.34895    $11.17484      323,575
   01/01/2011 to 12/31/2011...........  $11.17484    $11.02215      370,598
   01/01/2012 to 12/31/2012...........  $11.02215    $11.88005      385,498
   01/01/2013 to 12/31/2013...........  $11.88005    $12.67036      338,517
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01797    $10.05834            0
   01/01/2012 to 12/31/2012...........  $10.05834    $10.52055            0
   01/01/2013 to 12/31/2013...........  $10.52055    $10.03630            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.56178    $ 6.56573      246,601
   01/01/2009 to 12/31/2009...........  $ 6.56573    $ 8.07740      329,270
   01/01/2010 to 12/31/2010...........  $ 8.07740    $ 9.38845      220,875
   01/01/2011 to 12/31/2011...........  $ 9.38845    $ 8.59890      216,302
   01/01/2012 to 12/31/2012...........  $ 8.59890    $ 9.48199      193,691
   01/01/2013 to 12/31/2013...........  $ 9.48199    $10.83639      156,305
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.42121    $ 6.78257        1,023
   01/01/2009 to 12/31/2009...........  $ 6.78257    $ 8.06902        1,004
   01/01/2010 to 12/31/2010...........  $ 8.06902    $ 9.06578          330
   01/01/2011 to 12/31/2011...........  $ 9.06578    $ 9.15966          639
   01/01/2012 to 12/31/2012...........  $ 9.15966    $10.62664          886
   01/01/2013 to 12/31/2013...........  $10.62664    $13.74292          182

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99805    $ 8.85770            0
   01/01/2012 to 12/31/2012...........  $ 8.85770    $ 9.78786            0
   01/01/2013 to 12/31/2013...........  $ 9.78786    $11.69938            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08090    $ 7.31182        6,393
   01/01/2009 to 12/31/2009...........  $ 7.31182    $ 8.81043       26,680
   01/01/2010 to 12/31/2010...........  $ 8.81043    $ 9.62933       14,069
   01/01/2011 to 12/31/2011...........  $ 9.62933    $ 9.23314       13,675
   01/01/2012 to 12/31/2012...........  $ 9.23314    $ 9.94347       14,543
   01/01/2013 to 12/31/2013...........  $ 9.94347    $10.91832        2,936
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09908    $ 6.66587       23,995
   01/01/2009 to 12/31/2009...........  $ 6.66587    $ 8.25745       52,737
   01/01/2010 to 12/31/2010...........  $ 8.25745    $ 9.22051       48,903
   01/01/2011 to 12/31/2011...........  $ 9.22051    $ 8.78960       68,487
   01/01/2012 to 12/31/2012...........  $ 8.78960    $ 9.94819       83,202
   01/01/2013 to 12/31/2013...........  $ 9.94819    $11.46955       33,634
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.02914    $ 7.96384        2,639
   01/01/2009 to 12/31/2009...........  $ 7.96384    $ 9.90919       13,532
   01/01/2010 to 12/31/2010...........  $ 9.90919    $10.82004       17,205
   01/01/2011 to 12/31/2011...........  $10.82004    $10.20959       26,556
   01/01/2012 to 12/31/2012...........  $10.20959    $11.08032       27,180
   01/01/2013 to 12/31/2013...........  $11.08032    $12.37893       24,477
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.25163    $ 6.55254            0
   01/01/2009 to 12/31/2009...........  $ 6.55254    $ 8.56868          816
   01/01/2010 to 12/31/2010...........  $ 8.56868    $11.41543          848
   01/01/2011 to 12/31/2011...........  $11.41543    $11.03913        1,023
   01/01/2012 to 12/31/2012...........  $11.03913    $12.09260        1,705
   01/01/2013 to 12/31/2013...........  $12.09260    $15.96302          546
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.63940    $ 7.84951          367
   01/01/2009 to 12/31/2009...........  $ 7.84951    $ 9.73526        2,653
   01/01/2010 to 12/31/2010...........  $ 9.73526    $11.97857        1,794
   01/01/2011 to 12/31/2011...........  $11.97857    $10.99907        1,744
   01/01/2012 to 12/31/2012...........  $10.99907    $12.69158        2,617
   01/01/2013 to 12/31/2013...........  $12.69158    $17.02979          692

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.18796    $ 8.49143       44,820
   01/01/2009 to 12/31/2009...........  $ 8.49143    $10.29409       47,230
   01/01/2010 to 12/31/2010...........  $10.29409    $11.21247       24,429
   01/01/2011 to 12/31/2011...........  $11.21247    $11.16742       43,287
   01/01/2012 to 12/31/2012...........  $11.16742    $12.37714       52,954
   01/01/2013 to 12/31/2013...........  $12.37714    $14.12173       45,848
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.66438    $ 6.49175          224
   01/01/2009 to 12/31/2009...........  $ 6.49175    $ 7.84819          256
   01/01/2010 to 12/31/2010...........  $ 7.84819    $ 8.67938           76
   01/01/2011 to 12/31/2011...........  $ 8.67938    $ 8.33725           92
   01/01/2012 to 12/31/2012...........  $ 8.33725    $ 9.54602          609
   01/01/2013 to 12/31/2013...........  $ 9.54602    $12.08978          180
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.81969    $ 6.38989        2,690
   01/01/2009 to 12/31/2009...........  $ 6.38989    $ 9.57062        6,922
   01/01/2010 to 12/31/2010...........  $ 9.57062    $10.82419        3,376
   01/01/2011 to 12/31/2011...........  $10.82419    $10.39166        4,086
   01/01/2012 to 12/31/2012...........  $10.39166    $11.93199        3,118
   01/01/2013 to 12/31/2013...........  $11.93199    $16.78258        1,088
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $16.30576    $ 8.84840        5,478
   01/01/2009 to 12/31/2009...........  $ 8.84840    $12.90519       10,753
   01/01/2010 to 12/31/2010...........  $12.90519    $15.18062        8,631
   01/01/2011 to 12/31/2011...........  $15.18062    $12.61357        7,375
   01/01/2012 to 12/31/2012...........  $12.61357    $12.76287        8,434
   01/01/2013 to 12/31/2013...........  $12.76287    $14.38078        1,787
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.68060    $ 9.94523        1,121
   01/01/2009 to 12/31/2009...........  $ 9.94523    $10.88888        3,583
   01/01/2010 to 12/31/2010...........  $10.88888    $11.24447        1,929
   01/01/2011 to 12/31/2011...........  $11.24447    $11.43423        2,976
   01/01/2012 to 12/31/2012...........  $11.43423    $11.74926        2,615
   01/01/2013 to 12/31/2013...........  $11.74926    $11.04321          847
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.95433    $ 6.80133       27,126
   01/01/2009 to 12/31/2009...........  $ 6.80133    $ 8.53031       39,598
   01/01/2010 to 12/31/2010...........  $ 8.53031    $ 9.54965       60,375
   01/01/2011 to 12/31/2011...........  $ 9.54965    $ 9.00389       81,176
   01/01/2012 to 12/31/2012...........  $ 9.00389    $ 9.76038       87,075
   01/01/2013 to 12/31/2013...........  $ 9.76038    $11.48593       38,272

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.22146    $ 9.22959        1,490
   01/01/2009 to 12/31/2009...........  $ 9.22959    $10.06145        1,648
   01/01/2010 to 12/31/2010...........  $10.06145    $10.59188          443
   01/01/2011 to 12/31/2011...........  $10.59188    $10.96730          825
   01/01/2012 to 12/31/2012...........  $10.96730    $11.55093          819
   01/01/2013 to 12/31/2013...........  $11.55093    $11.11182          151
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07792    $ 6.61132        9,018
   01/01/2009 to 12/31/2009...........  $ 6.61132    $ 8.39751       11,348
   01/01/2010 to 12/31/2010...........  $ 8.39751    $ 9.04060       50,679
   01/01/2011 to 12/31/2011...........  $ 9.04060    $ 8.68157       70,672
   01/01/2012 to 09/21/2012...........  $ 8.68157    $ 9.67628            0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT, AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT
 (2.65%) OR LIFETIME FIVE INCOME BENEFIT AND HIGHEST DAILY VALUE DEATH BENEFIT
                 (2.65%) OR HD GRO 60 BPS AND COMBO DB (2.65%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96931    $10.48036     3,289,884
   01/01/2007 to 12/31/2007...........  $10.48036    $11.14839     9,513,202
   01/01/2008 to 12/31/2008...........  $11.14839    $ 7.40344     7,413,875
   01/01/2009 to 12/31/2009...........  $ 7.40344    $ 8.96902     7,030,223
   01/01/2010 to 12/31/2010...........  $ 8.96902    $ 9.78297     6,858,600
   01/01/2011 to 12/31/2011...........  $ 9.78297    $ 9.27735     6,210,983
   01/01/2012 to 12/31/2012...........  $ 9.27735    $10.17322     5,961,392
   01/01/2013 to 12/31/2013...........  $10.17322    $10.89914     5,686,203
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98803    $10.42437     1,145,934
   01/01/2007 to 12/31/2007...........  $10.42437    $11.11930     3,164,345
   01/01/2008 to 12/31/2008...........  $11.11930    $ 7.60358     1,725,561
   01/01/2009 to 12/31/2009...........  $ 7.60358    $ 9.34808     1,731,372
   01/01/2010 to 12/31/2010...........  $ 9.34808    $10.35508     1,737,945
   01/01/2011 to 12/31/2011...........  $10.35508    $10.09954     1,612,906
   01/01/2012 to 12/31/2012...........  $10.09954    $11.18121     1,625,897
   01/01/2013 to 12/31/2013...........  $11.18121    $12.69599     1,647,791
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98366    $10.95570             0
   01/01/2007 to 12/31/2007...........  $10.95570    $10.65990             0
   01/01/2008 to 12/31/2008...........  $10.65990    $ 6.77622             0
   01/01/2009 to 12/31/2009...........  $ 6.77622    $ 7.77460             0
   01/01/2010 to 12/31/2010...........  $ 7.77460    $ 8.62277             0
   01/01/2011 to 12/31/2011...........  $ 8.62277    $ 8.70041             0
   01/01/2012 to 05/04/2012...........  $ 8.70041    $ 9.42262             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97871    $10.43714     1,006,646
   01/01/2007 to 12/31/2007...........  $10.43714    $11.08891     2,661,825
   01/01/2008 to 12/31/2008...........  $11.08891    $ 7.70197     2,393,135
   01/01/2009 to 12/31/2009...........  $ 7.70197    $ 9.25114     2,400,162
   01/01/2010 to 12/31/2010...........  $ 9.25114    $10.12207     2,355,566
   01/01/2011 to 12/31/2011...........  $10.12207    $ 9.74128     2,185,346
   01/01/2012 to 12/31/2012...........  $ 9.74128    $10.67326     2,089,358
   01/01/2013 to 12/31/2013...........  $10.67326    $12.23265     2,128,280
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99785    $ 9.10848        58,822
   01/01/2012 to 12/31/2012...........  $ 9.10848    $ 9.92842        83,056
   01/01/2013 to 12/31/2013...........  $ 9.92842    $10.72183        87,115
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99785    $10.43226        16,278
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93806    $ 9.57524             0
   01/01/2010 to 12/31/2010...........  $ 9.57524    $10.31464             0
   01/01/2011 to 12/31/2011...........  $10.31464    $11.01745             0
   01/01/2012 to 12/31/2012...........  $11.01745    $11.17948             0
   01/01/2013 to 12/31/2013...........  $11.17948    $10.81588             0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92249    $ 9.64102             0
   01/01/2010 to 12/31/2010...........  $ 9.64102    $10.44275             0
   01/01/2011 to 12/31/2011...........  $10.44275    $11.55526             0
   01/01/2012 to 12/31/2012...........  $11.55526    $11.89989             0
   01/01/2013 to 12/31/2013...........  $11.89989    $11.22828             0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90527    $ 9.54205             0
   01/01/2010 to 12/31/2010...........  $ 9.54205    $10.35185             0
   01/01/2011 to 12/31/2011...........  $10.35185    $11.69598             0
   01/01/2012 to 12/31/2012...........  $11.69598    $12.06112             0
   01/01/2013 to 12/31/2013...........  $12.06112    $11.18201             0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88398    $ 9.21816             0
   01/01/2010 to 12/31/2010...........  $ 9.21816    $10.04391             0
   01/01/2011 to 12/31/2011...........  $10.04391    $11.61261             0
   01/01/2012 to 12/31/2012...........  $11.61261    $12.02718             0
   01/01/2013 to 12/31/2013...........  $12.02718    $10.95322             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99713    $10.92078             0
   01/01/2011 to 12/31/2011...........  $10.92078    $12.79918         6,240
   01/01/2012 to 12/31/2012...........  $12.79918    $13.31535         5,629
   01/01/2013 to 12/31/2013...........  $13.31535    $12.06339             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99785    $11.92520              0
   01/01/2012 to 12/31/2012...........  $11.92520    $12.29605              0
   01/01/2013 to 12/31/2013...........  $12.29605    $10.81118              0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99714    $10.31600              0
   01/01/2013 to 12/31/2013...........  $10.31600    $ 9.02469         14,017
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99857    $ 8.67978              0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97902    $10.53841      4,267,356
   01/01/2007 to 12/31/2007...........  $10.53841    $11.26366     14,519,398
   01/01/2008 to 12/31/2008...........  $11.26366    $ 7.13880     10,792,029
   01/01/2009 to 12/31/2009...........  $ 7.13880    $ 8.71609     10,722,487
   01/01/2010 to 12/31/2010...........  $ 8.71609    $ 9.62683     10,215,665
   01/01/2011 to 12/31/2011...........  $ 9.62683    $ 9.15110      9,161,428
   01/01/2012 to 12/31/2012...........  $ 9.15110    $10.13777      8,781,480
   01/01/2013 to 12/31/2013...........  $10.13777    $12.11600      8,497,056
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99785    $11.56863              0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88628    $12.04192              0
   01/01/2007 to 12/31/2007...........  $12.04192    $ 9.39077              0
   01/01/2008 to 12/31/2008...........  $ 9.39077    $ 5.94127              0
   01/01/2009 to 12/31/2009...........  $ 5.94127    $ 7.63580              0
   01/01/2010 to 12/31/2010...........  $ 7.63580    $ 9.57317              0
   01/01/2011 to 12/31/2011...........  $ 9.57317    $ 9.94110              0
   01/01/2012 to 12/31/2012...........  $ 9.94110    $11.17037              0
   01/01/2013 to 12/31/2013...........  $11.17037    $11.22290            680
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98213    $10.38987              0
   01/01/2007 to 12/31/2007...........  $10.38987    $ 8.32196              0
   01/01/2008 to 07/18/2008...........  $ 8.32196    $ 7.58524              0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99785    $ 9.62672          4,879

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99785    $ 9.88603             0
   01/01/2007 to 12/31/2007...........  $ 9.88603    $10.70920             0
   01/01/2008 to 12/31/2008...........  $10.70920    $ 5.83244             0
   01/01/2009 to 12/31/2009...........  $ 5.83244    $ 7.53768             0
   01/01/2010 to 12/31/2010...........  $ 7.53768    $ 9.73319             0
   01/01/2011 to 12/31/2011...........  $ 9.73319    $ 8.23885             0
   01/01/2012 to 12/31/2012...........  $ 8.23885    $ 9.63688             0
   01/01/2013 to 12/31/2013...........  $ 9.63688    $13.21971           224
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10334    $ 7.45897         6,765
   01/01/2009 to 12/31/2009...........  $ 7.45897    $ 8.80911         6,056
   01/01/2010 to 12/31/2010...........  $ 8.80911    $ 9.72512        28,522
   01/01/2011 to 12/31/2011...........  $ 9.72512    $ 9.24016        33,759
   01/01/2012 to 12/31/2012...........  $ 9.24016    $10.22856        70,686
   01/01/2013 to 12/31/2013...........  $10.22856    $11.88013       119,986
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99785    $10.46021       906,224
   01/01/2007 to 12/31/2007...........  $10.46021    $11.06059     2,389,210
   01/01/2008 to 12/31/2008...........  $11.06059    $ 7.05881     2,233,379
   01/01/2009 to 12/31/2009...........  $ 7.05881    $ 8.51674     2,294,762
   01/01/2010 to 12/31/2010...........  $ 8.51674    $ 9.48868     2,128,691
   01/01/2011 to 12/31/2011...........  $ 9.48868    $ 9.10499     1,984,644
   01/01/2012 to 12/31/2012...........  $ 9.10499    $ 9.81278     1,882,254
   01/01/2013 to 12/31/2013...........  $ 9.81278    $10.97054     1,722,773
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99786    $ 7.44078         6,203
   01/01/2009 to 11/13/2009...........  $ 7.44078    $ 8.25355             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99786    $10.67905       101,651
   01/01/2013 to 12/31/2013...........  $10.67905    $12.94927       126,168
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99785    $10.74662        17,790
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17453    $ 6.08697             0
   01/01/2009 to 12/31/2009...........  $ 6.08697    $ 8.01101             0
   01/01/2010 to 12/31/2010...........  $ 8.01101    $ 9.38077             0
   01/01/2011 to 12/31/2011...........  $ 9.38077    $ 8.67835             0
   01/01/2012 to 12/31/2012...........  $ 8.67835    $10.72005             0
   01/01/2013 to 12/31/2013...........  $10.72005    $10.89728             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93421    $10.18853            0
   01/01/2007 to 12/31/2007...........  $10.18853    $11.31282            0
   01/01/2008 to 12/31/2008...........  $11.31282    $ 6.58241            0
   01/01/2009 to 12/31/2009...........  $ 6.58241    $ 9.58016            0
   01/01/2010 to 12/31/2010...........  $ 9.58016    $10.29306            0
   01/01/2011 to 12/31/2011...........  $10.29306    $ 9.63087            0
   01/01/2012 to 12/31/2012...........  $ 9.63087    $11.23620            0
   01/01/2013 to 12/31/2013...........  $11.23620    $14.20157            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95981    $10.96603            0
   01/01/2007 to 12/31/2007...........  $10.96603    $11.22919            0
   01/01/2008 to 12/31/2008...........  $11.22919    $ 6.48778            0
   01/01/2009 to 12/31/2009...........  $ 6.48778    $ 7.53298            0
   01/01/2010 to 12/31/2010...........  $ 7.53298    $ 8.28421            0
   01/01/2011 to 12/31/2011...........  $ 8.28421    $ 7.62524            0
   01/01/2012 to 12/31/2012...........  $ 7.62524    $ 8.88894            0
   01/01/2013 to 12/31/2013...........  $ 8.88894    $11.56420            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95720    $ 9.80585            0
   01/01/2007 to 12/31/2007...........  $ 9.80585    $11.39938            0
   01/01/2008 to 12/31/2008...........  $11.39938    $ 6.57470            0
   01/01/2009 to 12/31/2009...........  $ 6.57470    $10.06189            0
   01/01/2010 to 12/31/2010...........  $10.06189    $11.74566            0
   01/01/2011 to 12/31/2011...........  $11.74566    $11.10213            0
   01/01/2012 to 12/31/2012...........  $11.10213    $12.93636            0
   01/01/2013 to 12/31/2013...........  $12.93636    $16.65936            0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08902    $ 7.56739       93,776
   01/01/2009 to 12/31/2009...........  $ 7.56739    $ 9.09584       77,947
   01/01/2010 to 12/31/2010...........  $ 9.09584    $ 9.88878       72,924
   01/01/2011 to 12/31/2011...........  $ 9.88878    $ 9.58504       70,211
   01/01/2012 to 12/31/2012...........  $ 9.58504    $10.28303       72,187
   01/01/2013 to 12/31/2013...........  $10.28303    $11.00134       80,042
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03274    $ 7.60642            0
   01/01/2009 to 12/31/2009...........  $ 7.60642    $ 9.39944            0
   01/01/2010 to 12/31/2010...........  $ 9.39944    $11.60796            0
   01/01/2011 to 12/31/2011...........  $11.60796    $11.45600            0
   01/01/2012 to 12/31/2012...........  $11.45600    $12.91076            0
   01/01/2013 to 12/31/2013...........  $12.91076    $17.45932          324

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94855    $10.94831            0
   01/01/2007 to 12/31/2007...........  $10.94831    $10.78982            0
   01/01/2008 to 12/31/2008...........  $10.78982    $ 6.59020            0
   01/01/2009 to 12/31/2009...........  $ 6.59020    $ 7.59232            0
   01/01/2010 to 12/31/2010...........  $ 7.59232    $ 8.31666            0
   01/01/2011 to 12/31/2011...........  $ 8.31666    $ 8.06236            0
   01/01/2012 to 12/31/2012...........  $ 8.06236    $ 8.90649            0
   01/01/2013 to 12/31/2013...........  $ 8.90649    $11.68121            0
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99785    $10.50025            0
   01/01/2007 to 12/31/2007...........  $10.50025    $10.48154            0
   01/01/2008 to 12/31/2008...........  $10.48154    $ 7.60258            0
   01/01/2009 to 12/31/2009...........  $ 7.60258    $10.03959            0
   01/01/2010 to 12/31/2010...........  $10.03959    $11.10076            0
   01/01/2011 to 12/31/2011...........  $11.10076    $11.15781            0
   01/01/2012 to 12/31/2012...........  $11.15781    $12.37733            0
   01/01/2013 to 12/31/2013...........  $12.37733    $12.92363          416
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99137    $10.53910            0
   01/01/2007 to 12/31/2007...........  $10.53910    $12.22159            0
   01/01/2008 to 12/31/2008...........  $12.22159    $ 5.92506            0
   01/01/2009 to 12/31/2009...........  $ 5.92506    $ 7.80899            0
   01/01/2010 to 12/31/2010...........  $ 7.80899    $ 8.71044            0
   01/01/2011 to 12/31/2011...........  $ 8.71044    $ 7.38912            0
   01/01/2012 to 12/31/2012...........  $ 7.38912    $ 8.66405            0
   01/01/2013 to 12/31/2013...........  $ 8.66405    $10.04886            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00952    $10.80046            0
   01/01/2007 to 12/31/2007...........  $10.80046    $12.39325            0
   01/01/2008 to 12/31/2008...........  $12.39325    $ 6.76037            0
   01/01/2009 to 12/31/2009...........  $ 6.76037    $ 8.59445            0
   01/01/2010 to 12/31/2010...........  $ 8.59445    $ 9.30062            0
   01/01/2011 to 12/31/2011...........  $ 9.30062    $ 7.92373            0
   01/01/2012 to 12/31/2012...........  $ 7.92373    $ 9.00622            0
   01/01/2013 to 12/31/2013...........  $ 9.00622    $10.48172            0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11153    $ 7.09425       60,909
   01/01/2009 to 12/31/2009...........  $ 7.09425    $ 8.75409      149,827
   01/01/2010 to 12/31/2010...........  $ 8.75409    $ 9.70638      146,047
   01/01/2011 to 12/31/2011...........  $ 9.70638    $ 9.40219      145,451
   01/01/2012 to 12/31/2012...........  $ 9.40219    $10.40314      163,212
   01/01/2013 to 12/31/2013...........  $10.40314    $11.78475      177,251

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99785    $10.51599            0
   01/01/2007 to 12/31/2007...........  $10.51599    $11.21007            0
   01/01/2008 to 12/31/2008...........  $11.21007    $ 6.40127            0
   01/01/2009 to 12/31/2009...........  $ 6.40127    $ 8.47356            0
   01/01/2010 to 12/31/2010...........  $ 8.47356    $ 8.84687            0
   01/01/2011 to 12/31/2011...........  $ 8.84687    $ 7.82993            0
   01/01/2012 to 12/31/2012...........  $ 7.82993    $ 9.29860            0
   01/01/2013 to 12/31/2013...........  $ 9.29860    $10.45010            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96650    $10.47287            0
   01/01/2007 to 12/31/2007...........  $10.47287    $10.39915      501,368
   01/01/2008 to 12/31/2008...........  $10.39915    $ 8.34595      600,949
   01/01/2009 to 12/31/2009...........  $ 8.34595    $ 9.92075      623,713
   01/01/2010 to 12/31/2010...........  $ 9.92075    $10.37210      622,237
   01/01/2011 to 12/31/2011...........  $10.37210    $10.12832      604,794
   01/01/2012 to 12/31/2012...........  $10.12832    $10.92398      597,366
   01/01/2013 to 12/31/2013...........  $10.92398    $11.81605      629,056
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08324    $10.27775            0
   01/01/2010 to 12/31/2010...........  $10.27775    $11.14556            0
   01/01/2011 to 12/31/2011...........  $11.14556    $10.93023            0
   01/01/2012 to 12/31/2012...........  $10.93023    $12.26459            0
   01/01/2013 to 12/31/2013...........  $12.26459    $16.30832          524
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14462    $10.28755            0
   01/01/2010 to 12/31/2010...........  $10.28755    $11.39741          611
   01/01/2011 to 12/31/2011...........  $11.39741    $10.45164            0
   01/01/2012 to 12/31/2012...........  $10.45164    $11.52872            0
   01/01/2013 to 12/31/2013...........  $11.52872    $14.76117            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95918    $10.94435            0
   01/01/2007 to 12/31/2007...........  $10.94435    $10.34182            0
   01/01/2008 to 12/31/2008...........  $10.34182    $ 5.89445            0
   01/01/2009 to 12/31/2009...........  $ 5.89445    $ 6.85830            0
   01/01/2010 to 12/31/2010...........  $ 6.85830    $ 7.56054            0
   01/01/2011 to 12/31/2011...........  $ 7.56054    $ 7.05750            0
   01/01/2012 to 12/31/2012...........  $ 7.05750    $ 8.03602            0
   01/01/2013 to 12/31/2013...........  $ 8.03602    $10.94924            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94732    $10.15365         0
   01/01/2007 to 12/31/2007...........  $10.15365    $11.37031         0
   01/01/2008 to 12/31/2008...........  $11.37031    $ 6.24030         0
   01/01/2009 to 12/31/2009...........  $ 6.24030    $ 7.88834         0
   01/01/2010 to 12/31/2010...........  $ 7.88834    $ 9.20269         0
   01/01/2011 to 12/31/2011...........  $ 9.20269    $ 8.88354         0
   01/01/2012 to 12/31/2012...........  $ 8.88354    $ 9.71536         0
   01/01/2013 to 12/31/2013...........  $ 9.71536    $12.92977         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99785    $10.41498         0
   01/01/2007 to 12/31/2007...........  $10.41498    $10.76225         0
   01/01/2008 to 12/31/2008...........  $10.76225    $ 8.04643         0
   01/01/2009 to 12/31/2009...........  $ 8.04643    $10.55127         0
   01/01/2010 to 12/31/2010...........  $10.55127    $11.65786         0
   01/01/2011 to 12/31/2011...........  $11.65786    $12.51259         0
   01/01/2012 to 12/31/2012...........  $12.51259    $12.91181         0
   01/01/2013 to 12/31/2013...........  $12.91181    $12.32678         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95939    $11.03534         0
   01/01/2007 to 12/31/2007...........  $11.03534    $11.75951         0
   01/01/2008 to 12/31/2008...........  $11.75951    $ 7.56170         0
   01/01/2009 to 12/31/2009...........  $ 7.56170    $ 9.68742         0
   01/01/2010 to 12/31/2010...........  $ 9.68742    $10.57442         0
   01/01/2011 to 12/31/2011...........  $10.57442    $ 9.97901         0
   01/01/2012 to 12/31/2012...........  $ 9.97901    $11.96447         0
   01/01/2013 to 12/31/2013...........  $11.96447    $14.87663         0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93096    $10.31887         0
   01/01/2007 to 12/31/2007...........  $10.31887    $11.56975         0
   01/01/2008 to 12/31/2008...........  $11.56975    $ 7.17904         0
   01/01/2009 to 12/31/2009...........  $ 7.17904    $ 8.69355         0
   01/01/2010 to 12/31/2010...........  $ 8.69355    $ 9.55192         0
   01/01/2011 to 12/31/2011...........  $ 9.55192    $ 9.25036         0
   01/01/2012 to 12/31/2012...........  $ 9.25036    $10.55071         0
   01/01/2013 to 12/31/2013...........  $10.55071    $14.05135         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99786    $10.16082         0
   01/01/2013 to 12/31/2013...........  $10.16082    $13.31402         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92828    $10.33861          0
   01/01/2007 to 12/31/2007...........  $10.33861    $10.34746          0
   01/01/2008 to 12/31/2008...........  $10.34746    $ 6.23685          0
   01/01/2009 to 12/31/2009...........  $ 6.23685    $ 8.43848          0
   01/01/2010 to 12/31/2010...........  $ 8.43848    $10.16154          0
   01/01/2011 to 12/31/2011...........  $10.16154    $ 9.55795          0
   01/01/2012 to 12/31/2012...........  $ 9.55795    $11.02487          0
   01/01/2013 to 12/31/2013...........  $11.02487    $14.22184        392
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99903    $10.14455          0
   01/01/2007 to 12/31/2007...........  $10.14455    $10.36582          0
   01/01/2008 to 12/31/2008...........  $10.36582    $10.35154          0
   01/01/2009 to 12/31/2009...........  $10.35154    $10.10915          0
   01/01/2010 to 12/31/2010...........  $10.10915    $ 9.85065          0
   01/01/2011 to 12/31/2011...........  $ 9.85065    $ 9.59887          0
   01/01/2012 to 12/31/2012...........  $ 9.59887    $ 9.35130          0
   01/01/2013 to 12/31/2013...........  $ 9.35130    $ 9.10981          0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03499    $10.09690          0
   01/01/2007 to 12/31/2007...........  $10.09690    $10.14651          0
   01/01/2008 to 12/31/2008...........  $10.14651    $ 5.70727          0
   01/01/2009 to 12/31/2009...........  $ 5.70727    $ 7.81971          0
   01/01/2010 to 12/31/2010...........  $ 7.81971    $ 9.40326          0
   01/01/2011 to 12/31/2011...........  $ 9.40326    $ 8.93322          0
   01/01/2012 to 12/31/2012...........  $ 8.93322    $10.19275          0
   01/01/2013 to 12/31/2013...........  $10.19275    $14.10101          0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02776    $10.05421          0
   01/01/2012 to 12/31/2012...........  $10.05421    $10.27149          0
   01/01/2013 to 12/31/2013...........  $10.27149    $ 9.72283          0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96424    $10.13968          0
   01/01/2007 to 12/31/2007...........  $10.13968    $12.06955          0
   01/01/2008 to 12/31/2008...........  $12.06955    $ 6.68016          0
   01/01/2009 to 12/31/2009...........  $ 6.68016    $ 8.44628          0
   01/01/2010 to 12/31/2010...........  $ 8.44628    $10.58796          0
   01/01/2011 to 12/31/2011...........  $10.58796    $10.48904          0
   01/01/2012 to 12/31/2012...........  $10.48904    $11.48303          0
   01/01/2013 to 12/31/2013...........  $11.48303    $14.83480          0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98727    $ 9.38904          0
   01/01/2007 to 12/31/2007...........  $ 9.38904    $10.85685          0
   01/01/2008 to 12/31/2008...........  $10.85685    $ 6.07710          0
   01/01/2009 to 12/31/2009...........  $ 6.07710    $ 7.25599          0
   01/01/2010 to 12/31/2010...........  $ 7.25599    $ 8.50141          0
   01/01/2011 to 04/29/2011...........  $ 8.50141    $ 9.50609          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99786    $10.25735           220
   01/01/2013 to 12/31/2013...........  $10.25735    $11.88270         8,947
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10060    $ 5.54977             0
   01/01/2009 to 12/31/2009...........  $ 5.54977    $ 9.00268             0
   01/01/2010 to 12/31/2010...........  $ 9.00268    $10.72358             0
   01/01/2011 to 12/31/2011...........  $10.72358    $ 8.32919             0
   01/01/2012 to 12/31/2012...........  $ 8.32919    $ 9.56861             0
   01/01/2013 to 12/31/2013...........  $ 9.56861    $ 9.34233           281
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97945    $10.10621             0
   01/01/2007 to 12/31/2007...........  $10.10621    $10.51324             0
   01/01/2008 to 12/31/2008...........  $10.51324    $10.35600             0
   01/01/2009 to 12/31/2009...........  $10.35600    $11.12066             0
   01/01/2010 to 12/31/2010...........  $11.12066    $11.25600             0
   01/01/2011 to 12/31/2011...........  $11.25600    $11.21246             0
   01/01/2012 to 12/31/2012...........  $11.21246    $11.43518             0
   01/01/2013 to 12/31/2013...........  $11.43518    $10.89770             0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97050    $10.23796             0
   01/01/2007 to 12/31/2007...........  $10.23796    $10.80078             0
   01/01/2008 to 12/31/2008...........  $10.80078    $10.28416             0
   01/01/2009 to 12/31/2009...........  $10.28416    $11.67439             0
   01/01/2010 to 12/31/2010...........  $11.67439    $12.25079             0
   01/01/2011 to 12/31/2011...........  $12.25079    $12.31439             0
   01/01/2012 to 12/31/2012...........  $12.31439    $13.11417             0
   01/01/2013 to 12/31/2013...........  $13.11417    $12.54085           421
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97843    $10.35058       344,932
   01/01/2007 to 12/31/2007...........  $10.35058    $10.96110     1,245,876
   01/01/2008 to 12/31/2008...........  $10.96110    $ 8.59727     1,943,965
   01/01/2009 to 12/31/2009...........  $ 8.59727    $10.05357     2,060,444
   01/01/2010 to 12/31/2010...........  $10.05357    $10.82948     2,050,341
   01/01/2011 to 12/31/2011...........  $10.82948    $10.65550     1,911,588
   01/01/2012 to 12/31/2012...........  $10.65550    $11.45674     2,128,095
   01/01/2013 to 12/31/2013...........  $11.45674    $12.18906     1,927,678
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01777    $10.05412             0
   01/01/2012 to 12/31/2012...........  $10.05412    $10.49048             0
   01/01/2013 to 12/31/2013...........  $10.49048    $ 9.98316             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99785    $10.24054       719,683
   01/01/2007 to 12/31/2007...........  $10.24054    $11.11363     2,790,776
   01/01/2008 to 12/31/2008...........  $11.11363    $ 6.41884     2,332,466
   01/01/2009 to 12/31/2009...........  $ 6.41884    $ 7.87730     2,270,088
   01/01/2010 to 12/31/2010...........  $ 7.87730    $ 9.13353     2,223,179
   01/01/2011 to 12/31/2011...........  $ 9.13353    $ 8.34511     2,097,657
   01/01/2012 to 12/31/2012...........  $ 8.34511    $ 9.17966     1,995,792
   01/01/2013 to 12/31/2013...........  $ 9.17966    $10.46525     1,944,069
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95008    $10.66309             0
   01/01/2007 to 12/31/2007...........  $10.66309    $10.60276             0
   01/01/2008 to 12/31/2008...........  $10.60276    $ 6.32966             0
   01/01/2009 to 12/31/2009...........  $ 6.32966    $ 7.51185             0
   01/01/2010 to 12/31/2010...........  $ 7.51185    $ 8.41927             0
   01/01/2011 to 12/31/2011...........  $ 8.41927    $ 8.48580             0
   01/01/2012 to 12/31/2012...........  $ 8.48580    $ 9.82084             0
   01/01/2013 to 12/31/2013...........  $ 9.82084    $12.67001             0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99785    $ 8.84314             0
   01/01/2012 to 12/31/2012...........  $ 8.84314    $ 9.74792             0
   01/01/2013 to 12/31/2013...........  $ 9.74792    $11.62323             0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08083    $ 7.29981        24,404
   01/01/2009 to 12/31/2009...........  $ 7.29981    $ 8.77459        35,760
   01/01/2010 to 12/31/2010...........  $ 8.77459    $ 9.56692        52,460
   01/01/2011 to 12/31/2011...........  $ 9.56692    $ 9.15103        63,095
   01/01/2012 to 12/31/2012...........  $ 9.15103    $ 9.83094        56,685
   01/01/2013 to 12/31/2013...........  $ 9.83094    $10.76855        76,925
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09901    $ 6.65498        36,099
   01/01/2009 to 12/31/2009...........  $ 6.65498    $ 8.22388        42,484
   01/01/2010 to 12/31/2010...........  $ 8.22388    $ 9.16080        90,204
   01/01/2011 to 12/31/2011...........  $ 9.16080    $ 8.71154        90,482
   01/01/2012 to 12/31/2012...........  $ 8.71154    $ 9.83583        99,688
   01/01/2013 to 12/31/2013...........  $ 9.83583    $11.31242       135,265

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98361    $10.50489             0
   01/01/2007 to 12/31/2007...........  $10.50489    $11.14495       359,613
   01/01/2008 to 12/31/2008...........  $11.14495    $ 7.57909       261,530
   01/01/2009 to 12/31/2009...........  $ 7.57909    $ 9.40742       303,544
   01/01/2010 to 12/31/2010...........  $ 9.40742    $10.24718       383,296
   01/01/2011 to 12/31/2011...........  $10.24718    $ 9.64554       464,519
   01/01/2012 to 12/31/2012...........  $ 9.64554    $10.44259       447,014
   01/01/2013 to 12/31/2013...........  $10.44259    $11.63790       435,997
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90433    $ 9.85030             0
   01/01/2007 to 12/31/2007...........  $ 9.85030    $10.28069             0
   01/01/2008 to 12/31/2008...........  $10.28069    $ 6.50978             0
   01/01/2009 to 12/31/2009...........  $ 6.50978    $ 8.49211             0
   01/01/2010 to 12/31/2010...........  $ 8.49211    $11.28585             0
   01/01/2011 to 12/31/2011...........  $11.28585    $10.88725             0
   01/01/2012 to 12/31/2012...........  $10.88725    $11.89700             0
   01/01/2013 to 12/31/2013...........  $11.89700    $15.66657             0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99167    $10.39648             0
   01/01/2007 to 12/31/2007...........  $10.39648    $ 9.55860             0
   01/01/2008 to 12/31/2008...........  $ 9.55860    $ 6.54440             0
   01/01/2009 to 12/31/2009...........  $ 6.54440    $ 8.09678             0
   01/01/2010 to 12/31/2010...........  $ 8.09678    $ 9.93828             0
   01/01/2011 to 12/31/2011...........  $ 9.93828    $ 9.10333             0
   01/01/2012 to 12/31/2012...........  $ 9.10333    $10.47853             0
   01/01/2013 to 12/31/2013...........  $10.47853    $14.02610             0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96738    $10.56246        52,298
   01/01/2007 to 12/31/2007...........  $10.56246    $10.93887     1,498,835
   01/01/2008 to 12/31/2008...........  $10.93887    $ 7.89154       994,417
   01/01/2009 to 12/31/2009...........  $ 7.89154    $ 9.54357     1,025,524
   01/01/2010 to 12/31/2010...........  $ 9.54357    $10.36977       964,801
   01/01/2011 to 12/31/2011...........  $10.36977    $10.30287       928,642
   01/01/2012 to 12/31/2012...........  $10.30287    $11.39102       976,707
   01/01/2013 to 12/31/2013...........  $11.39102    $12.96501     1,128,196
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94970    $11.00108             0
   01/01/2007 to 12/31/2007...........  $11.00108    $10.33337             0
   01/01/2008 to 12/31/2008...........  $10.33337    $ 5.84996             0
   01/01/2009 to 12/31/2009...........  $ 5.84996    $ 7.05495             0
   01/01/2010 to 12/31/2010...........  $ 7.05495    $ 7.78316             0
   01/01/2011 to 12/31/2011...........  $ 7.78316    $ 7.45823             0
   01/01/2012 to 12/31/2012...........  $ 7.45823    $ 8.51874             0
   01/01/2013 to 12/31/2013...........  $ 8.51874    $10.76256           515

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93937    $10.40053            0
   01/01/2007 to 12/31/2007...........  $10.40053    $10.96483            0
   01/01/2008 to 12/31/2008...........  $10.96483    $ 6.34814            0
   01/01/2009 to 12/31/2009...........  $ 6.34814    $ 9.48494            0
   01/01/2010 to 12/31/2010...........  $ 9.48494    $10.70110            0
   01/01/2011 to 12/31/2011...........  $10.70110    $10.24854            0
   01/01/2012 to 12/31/2012...........  $10.24854    $11.73898            0
   01/01/2013 to 12/31/2013...........  $11.73898    $16.47100            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14670    $ 9.76596            0
   01/01/2007 to 12/31/2007...........  $ 9.76596    $13.36608            0
   01/01/2008 to 12/31/2008...........  $13.36608    $ 6.51197            0
   01/01/2009 to 12/31/2009...........  $ 6.51197    $ 9.47441            0
   01/01/2010 to 12/31/2010...........  $ 9.47441    $11.11788            0
   01/01/2011 to 12/31/2011...........  $11.11788    $ 9.21533            0
   01/01/2012 to 12/31/2012...........  $ 9.21533    $ 9.30174            0
   01/01/2013 to 12/31/2013...........  $ 9.30174    $10.45535            0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98885    $10.23278            0
   01/01/2007 to 12/31/2007...........  $10.23278    $10.92868            0
   01/01/2008 to 12/31/2008...........  $10.92868    $10.38726            0
   01/01/2009 to 12/31/2009...........  $10.38726    $11.34510            0
   01/01/2010 to 12/31/2010...........  $11.34510    $11.68700            0
   01/01/2011 to 12/31/2011...........  $11.68700    $11.85538            0
   01/01/2012 to 12/31/2012...........  $11.85538    $12.15220            0
   01/01/2013 to 12/31/2013...........  $12.15220    $11.39409            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96994    $10.58456            0
   01/01/2007 to 12/31/2007...........  $10.58456    $11.29541            0
   01/01/2008 to 12/31/2008...........  $11.29541    $ 6.34591            0
   01/01/2009 to 12/31/2009...........  $ 6.34591    $ 7.93970            0
   01/01/2010 to 12/31/2010...........  $ 7.93970    $ 8.86699            0
   01/01/2011 to 12/31/2011...........  $ 8.86699    $ 8.33989        3,239
   01/01/2012 to 12/31/2012...........  $ 8.33989    $ 9.01845       20,146
   01/01/2013 to 12/31/2013...........  $ 9.01845    $10.58693       96,704
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99785    $ 9.96779            0
   01/01/2008 to 12/31/2008...........  $ 9.96779    $ 9.20434            0
   01/01/2009 to 12/31/2009...........  $ 9.20434    $10.00948            0
   01/01/2010 to 12/31/2010...........  $10.00948    $10.51144            0
   01/01/2011 to 12/31/2011...........  $10.51144    $10.85741            0
   01/01/2012 to 12/31/2012...........  $10.85741    $11.40720            0
   01/01/2013 to 12/31/2013...........  $11.40720    $10.94684          482
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07785    $ 6.60055       67,296
   01/01/2009 to 12/31/2009...........  $ 6.60055    $ 8.36337       78,159
   01/01/2010 to 12/31/2010...........  $ 8.36337    $ 8.98185      114,786
   01/01/2011 to 12/31/2011...........  $ 8.98185    $ 8.60412      114,929
   01/01/2012 to 09/21/2012...........  $ 8.60412    $ 9.57301            0

* Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08004    $10.91282      129,445
   01/01/2008 to 12/31/2008...........  $10.91282    $ 7.36563      142,405
   01/01/2009 to 12/31/2009...........  $ 7.36563    $ 9.06905       85,377
   01/01/2010 to 12/31/2010...........  $ 9.06905    $10.05357       99,862
   01/01/2011 to 12/31/2011...........  $10.05357    $ 9.68945      172,922
   01/01/2012 to 12/31/2012...........  $ 9.68945    $10.79903      187,764
   01/01/2013 to 12/31/2013...........  $10.79903    $11.75851      169,163
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07305    $10.83452            0
   01/01/2008 to 12/31/2008...........  $10.83452    $ 7.53017            0
   01/01/2009 to 12/31/2009...........  $ 7.53017    $ 9.40896            0
   01/01/2010 to 12/31/2010...........  $ 9.40896    $10.59254            0
   01/01/2011 to 12/31/2011...........  $10.59254    $10.49952       36,272
   01/01/2012 to 12/31/2012...........  $10.49952    $11.81435       79,091
   01/01/2013 to 12/31/2013...........  $11.81435    $13.63409      158,790
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12345    $10.18301            0
   01/01/2008 to 12/31/2008...........  $10.18301    $ 6.57914            0
   01/01/2009 to 12/31/2009...........  $ 6.57914    $ 7.67177        3,699
   01/01/2010 to 12/31/2010...........  $ 7.67177    $ 8.64764        4,096
   01/01/2011 to 12/31/2011...........  $ 8.64764    $ 8.86776        4,581
   01/01/2012 to 05/04/2012...........  $ 8.86776    $ 9.65752            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07151    $10.86097        3,120
   01/01/2008 to 12/31/2008...........  $10.86097    $ 7.66698      166,425
   01/01/2009 to 12/31/2009...........  $ 7.66698    $ 9.35958      160,708
   01/01/2010 to 12/31/2010...........  $ 9.35958    $10.40804      226,307
   01/01/2011 to 12/31/2011...........  $10.40804    $10.17985      366,569
   01/01/2012 to 12/31/2012...........  $10.17985    $11.33645      524,542
   01/01/2013 to 12/31/2013...........  $11.33645    $13.20498      566,259

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 9.20827            0
   01/01/2012 to 12/31/2012...........  $ 9.20827    $10.20156            0
   01/01/2013 to 12/31/2013...........  $10.20156    $11.19672            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $10.54820            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09687    $11.01224       40,327
   01/01/2008 to 12/31/2008...........  $11.01224    $ 7.09376       47,327
   01/01/2009 to 12/31/2009...........  $ 7.09376    $ 8.80257       75,060
   01/01/2010 to 12/31/2010...........  $ 8.80257    $ 9.88109       85,112
   01/01/2011 to 12/31/2011...........  $ 9.88109    $ 9.54594      115,629
   01/01/2012 to 12/31/2012...........  $ 9.54594    $10.74833       85,759
   01/01/2013 to 12/31/2013...........  $10.74833    $13.05551      147,135
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99918    $11.72984            0
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10286    $ 7.81223        2,528
   01/01/2008 to 12/31/2008...........  $ 7.81223    $ 5.02371        2,463
   01/01/2009 to 12/31/2009...........  $ 5.02371    $ 6.56219        2,370
   01/01/2010 to 12/31/2010...........  $ 6.56219    $ 8.36127        3,255
   01/01/2011 to 12/31/2011...........  $ 8.36127    $ 8.82419        4,845
   01/01/2012 to 12/31/2012...........  $ 8.82419    $10.07765       33,808
   01/01/2013 to 12/31/2013...........  $10.07765    $10.29050       28,693
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09789    $ 8.33201            0
   01/01/2008 to 07/18/2008...........  $ 8.33201    $ 7.66199            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $ 9.73366            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10254    $10.91958            0
   01/01/2008 to 12/31/2008...........  $10.91958    $ 6.04442            0
   01/01/2009 to 12/31/2009...........  $ 6.04442    $ 7.93932        3,166
   01/01/2010 to 12/31/2010...........  $ 7.93932    $10.41905        2,949
   01/01/2011 to 12/31/2011...........  $10.41905    $ 8.96343        2,264
   01/01/2012 to 12/31/2012...........  $ 8.96343    $10.65604        9,161
   01/01/2013 to 12/31/2013...........  $10.65604    $14.85632       15,705

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057            0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05097            0
   01/01/2010 to 12/31/2010...........  $ 9.05097    $10.15522            0
   01/01/2011 to 12/31/2011...........  $10.15522    $ 9.80622       17,951
   01/01/2012 to 12/31/2012...........  $ 9.80622    $11.03284       39,447
   01/01/2013 to 12/31/2013...........  $11.03284    $13.02361       48,832
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07381    $10.77036        7,255
   01/01/2008 to 12/31/2008...........  $10.77036    $ 6.98618       42,388
   01/01/2009 to 12/31/2009...........  $ 6.98618    $ 8.56682       35,985
   01/01/2010 to 12/31/2010...........  $ 8.56682    $ 9.70021       34,782
   01/01/2011 to 12/31/2011...........  $ 9.70021    $ 9.45972       70,843
   01/01/2012 to 12/31/2012...........  $ 9.45972    $10.36217      125,844
   01/01/2013 to 12/31/2013...........  $10.36217    $11.77393      141,532
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49594        5,059
   01/01/2009 to 11/13/2009...........  $ 7.49594    $ 8.43273            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.79695       47,791
   01/01/2013 to 12/31/2013...........  $10.79695    $13.30615       44,057
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $10.86599            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13224            0
   01/01/2009 to 12/31/2009...........  $ 6.13224    $ 8.20276          146
   01/01/2010 to 12/31/2010...........  $ 8.20276    $ 9.76197          137
   01/01/2011 to 12/31/2011...........  $ 9.76197    $ 9.17833          541
   01/01/2012 to 12/31/2012...........  $ 9.17833    $11.52315        1,910
   01/01/2013 to 12/31/2013...........  $11.52315    $11.90508        5,835
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09100    $11.53628        4,723
   01/01/2008 to 12/31/2008...........  $11.53628    $ 6.82244        4,600
   01/01/2009 to 12/31/2009...........  $ 6.82244    $10.09167        4,428
   01/01/2010 to 12/31/2010...........  $10.09167    $11.01965        5,277
   01/01/2011 to 12/31/2011...........  $11.01965    $10.47885        6,194
   01/01/2012 to 12/31/2012...........  $10.47885    $12.42563       13,645
   01/01/2013 to 12/31/2013...........  $12.42563    $15.96125       24,620

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11632    $10.62005            0
   01/01/2008 to 12/31/2008...........  $10.62005    $ 6.23634            0
   01/01/2009 to 12/31/2009...........  $ 6.23634    $ 7.35950        6,458
   01/01/2010 to 12/31/2010...........  $ 7.35950    $ 8.22556        5,948
   01/01/2011 to 12/31/2011...........  $ 8.22556    $ 7.69478        7,670
   01/01/2012 to 12/31/2012...........  $ 7.69478    $ 9.11684       17,500
   01/01/2013 to 12/31/2013...........  $ 9.11684    $12.05440       27,352
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09800    $11.48986        1,492
   01/01/2008 to 12/31/2008...........  $11.48986    $ 6.73541            0
   01/01/2009 to 12/31/2009...........  $ 6.73541    $10.47635          231
   01/01/2010 to 12/31/2010...........  $10.47635    $12.42903          782
   01/01/2011 to 12/31/2011...........  $12.42903    $11.93976        1,490
   01/01/2012 to 12/31/2012...........  $11.93976    $14.14015       10,307
   01/01/2013 to 12/31/2013...........  $14.14015    $18.50694       16,778
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64998          744
   01/01/2009 to 12/31/2009...........  $ 7.64998    $ 9.34543        2,369
   01/01/2010 to 12/31/2010...........  $ 9.34543    $10.32606        7,551
   01/01/2011 to 12/31/2011...........  $10.32606    $10.17206       13,151
   01/01/2012 to 12/31/2012...........  $10.17206    $11.09154       67,208
   01/01/2013 to 12/31/2013...........  $11.09154    $12.06017       27,028
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66279          431
   01/01/2009 to 12/31/2009...........  $ 7.66279    $ 9.62383          517
   01/01/2010 to 12/31/2010...........  $ 9.62383    $12.07909        1,114
   01/01/2011 to 12/31/2011...........  $12.07909    $12.11532        1,906
   01/01/2012 to 12/31/2012...........  $12.11532    $13.87726        4,328
   01/01/2013 to 12/31/2013...........  $13.87726    $19.07270       10,593
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11154    $10.19617        2,976
   01/01/2008 to 12/31/2008...........  $10.19617    $ 6.32963            0
   01/01/2009 to 12/31/2009...........  $ 6.32963    $ 7.41124            0
   01/01/2010 to 12/31/2010...........  $ 7.41124    $ 8.25078            0
   01/01/2011 to 12/31/2011...........  $ 8.25078    $ 8.12903        4,250
   01/01/2012 to 12/31/2012...........  $ 8.12903    $ 9.12709       14,114
   01/01/2013 to 12/31/2013...........  $ 9.12709    $12.16608       25,451
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.96607            0
   01/01/2008 to 12/31/2008...........  $ 9.96607    $ 7.34697            0
   01/01/2009 to 12/31/2009...........  $ 7.34697    $ 9.86035        3,032
   01/01/2010 to 12/31/2010...........  $ 9.86035    $11.08074       18,004
   01/01/2011 to 12/31/2011...........  $11.08074    $11.31919       24,364
   01/01/2012 to 12/31/2012...........  $11.31919    $12.76194       53,227
   01/01/2013 to 12/31/2013...........  $12.76194    $13.54280       47,007

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.15948    $12.05201            0
   01/01/2008 to 12/31/2008...........  $12.05201    $ 5.93863            0
   01/01/2009 to 12/31/2009...........  $ 5.93863    $ 7.95483          448
   01/01/2010 to 12/31/2010...........  $ 7.95483    $ 9.01789          458
   01/01/2011 to 12/31/2011...........  $ 9.01789    $ 7.77483          437
   01/01/2012 to 12/31/2012...........  $ 7.77483    $ 9.26557        8,321
   01/01/2013 to 12/31/2013...........  $ 9.26557    $10.92201       15,690
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12617    $11.65068            0
   01/01/2008 to 12/31/2008...........  $11.65068    $ 6.45950            0
   01/01/2009 to 12/31/2009...........  $ 6.45950    $ 8.34615            0
   01/01/2010 to 12/31/2010...........  $ 8.34615    $ 9.17929          607
   01/01/2011 to 12/31/2011...........  $ 9.17929    $ 7.94794        1,773
   01/01/2012 to 12/31/2012...........  $ 7.94794    $ 9.18156        3,131
   01/01/2013 to 12/31/2013...........  $ 9.18156    $10.86035        7,431
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17178            0
   01/01/2009 to 12/31/2009...........  $ 7.17178    $ 8.99427            0
   01/01/2010 to 12/31/2010...........  $ 8.99427    $10.13569            0
   01/01/2011 to 12/31/2011...........  $10.13569    $ 9.97825        1,208
   01/01/2012 to 12/31/2012...........  $ 9.97825    $11.22134       27,647
   01/01/2013 to 12/31/2013...........  $11.22134    $12.91910       27,963
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.14435    $10.97941        2,000
   01/01/2008 to 12/31/2008...........  $10.97941    $ 6.37232        7,415
   01/01/2009 to 12/31/2009...........  $ 6.37232    $ 8.57302       10,158
   01/01/2010 to 12/31/2010...........  $ 8.57302    $ 9.09678       10,379
   01/01/2011 to 12/31/2011...........  $ 9.09678    $ 8.18270       11,011
   01/01/2012 to 12/31/2012...........  $ 8.18270    $ 9.87658       14,182
   01/01/2013 to 12/31/2013...........  $ 9.87658    $11.28094       28,745
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08054    $10.17383            0
   01/01/2008 to 12/31/2008...........  $10.17383    $ 8.29858       10,258
   01/01/2009 to 12/31/2009...........  $ 8.29858    $10.02568       41,174
   01/01/2010 to 12/31/2010...........  $10.02568    $10.65289       41,076
   01/01/2011 to 12/31/2011...........  $10.65289    $10.57215       44,156
   01/01/2012 to 12/31/2012...........  $10.57215    $11.58947       68,595
   01/01/2013 to 12/31/2013...........  $11.58947    $12.74066       67,156

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29963            0
   01/01/2010 to 12/31/2010...........  $10.29963    $11.35164            0
   01/01/2011 to 12/31/2011...........  $11.35164    $11.31377            0
   01/01/2012 to 12/31/2012...........  $11.31377    $12.90295          518
   01/01/2013 to 12/31/2013...........  $12.90295    $17.43738        5,435
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30944            0
   01/01/2010 to 12/31/2010...........  $10.30944    $11.60815          678
   01/01/2011 to 12/31/2011...........  $11.60815    $10.81845        1,493
   01/01/2012 to 12/31/2012...........  $10.81845    $12.12874        1,675
   01/01/2013 to 12/31/2013...........  $12.12874    $15.78294        5,326
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11587    $ 9.84473            0
   01/01/2008 to 12/31/2008...........  $ 9.84473    $ 5.70314            0
   01/01/2009 to 12/31/2009...........  $ 5.70314    $ 6.74404            0
   01/01/2010 to 12/31/2010...........  $ 6.74404    $ 7.55590          197
   01/01/2011 to 12/31/2011...........  $ 7.55590    $ 7.16817        1,094
   01/01/2012 to 12/31/2012...........  $ 7.16817    $ 8.29561       14,852
   01/01/2013 to 12/31/2013...........  $ 8.29561    $11.48738       31,898
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13199    $11.47337        2,345
   01/01/2008 to 12/31/2008...........  $11.47337    $ 6.40005            0
   01/01/2009 to 12/31/2009...........  $ 6.40005    $ 8.22241        6,687
   01/01/2010 to 12/31/2010...........  $ 8.22241    $ 9.74903        6,413
   01/01/2011 to 12/31/2011...........  $ 9.74903    $ 9.56442        5,154
   01/01/2012 to 12/31/2012...........  $ 9.56442    $10.63120       48,310
   01/01/2013 to 12/31/2013...........  $10.63120    $14.37959       35,153
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.02439    $10.32185            0
   01/01/2008 to 12/31/2008...........  $10.32185    $ 7.84324            0
   01/01/2009 to 12/31/2009...........  $ 7.84324    $10.45274        5,287
   01/01/2010 to 12/31/2010...........  $10.45274    $11.73757        4,794
   01/01/2011 to 12/31/2011...........  $11.73757    $12.80336        8,496
   01/01/2012 to 12/31/2012...........  $12.80336    $13.42818       77,961
   01/01/2013 to 12/31/2013...........  $13.42818    $13.02931       83,091
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11667    $10.95164            0
   01/01/2008 to 12/31/2008...........  $10.95164    $ 7.15759        1,243
   01/01/2009 to 12/31/2009...........  $ 7.15759    $ 9.31966       15,605
   01/01/2010 to 12/31/2010...........  $ 9.31966    $10.33903       12,339
   01/01/2011 to 12/31/2011...........  $10.33903    $ 9.91614       18,473
   01/01/2012 to 12/31/2012...........  $ 9.91614    $12.08368       28,565
   01/01/2013 to 12/31/2013...........  $12.08368    $15.27018       35,474

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10694    $11.59267            0
   01/01/2008 to 12/31/2008...........  $11.59267    $ 7.31108          440
   01/01/2009 to 12/31/2009...........  $ 7.31108    $ 8.99798        3,010
   01/01/2010 to 12/31/2010...........  $ 8.99798    $10.04775        2,559
   01/01/2011 to 12/31/2011...........  $10.04775    $ 9.88927        3,386
   01/01/2012 to 12/31/2012...........  $ 9.88927    $11.46400        5,224
   01/01/2013 to 12/31/2013...........  $11.46400    $15.51686       16,702
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99918    $10.22213            0
   01/01/2013 to 12/31/2013...........  $10.22213    $13.61300            0
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10574    $10.11084            0
   01/01/2008 to 12/31/2008...........  $10.11084    $ 6.19415            0
   01/01/2009 to 12/31/2009...........  $ 6.19415    $ 8.51751            0
   01/01/2010 to 12/31/2010...........  $ 8.51751    $10.42410            0
   01/01/2011 to 12/31/2011...........  $10.42410    $ 9.96483          972
   01/01/2012 to 12/31/2012...........  $ 9.96483    $11.68256        7,983
   01/01/2013 to 12/31/2013...........  $11.68256    $15.31633        5,233
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.00052    $10.29973            0
   01/01/2008 to 12/31/2008...........  $10.29973    $10.45357       10,390
   01/01/2009 to 12/31/2009...........  $10.45357    $10.37528        8,118
   01/01/2010 to 12/31/2010...........  $10.37528    $10.27485       23,603
   01/01/2011 to 12/31/2011...........  $10.27485    $10.17598       28,226
   01/01/2012 to 12/31/2012...........  $10.17598    $10.07626      137,020
   01/01/2013 to 12/31/2013...........  $10.07626    $ 9.97714      122,291
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13369    $10.25701        2,202
   01/01/2008 to 12/31/2008...........  $10.25701    $ 5.86395        1,930
   01/01/2009 to 12/31/2009...........  $ 5.86395    $ 8.16575       10,813
   01/01/2010 to 12/31/2010...........  $ 8.16575    $ 9.97960       10,171
   01/01/2011 to 12/31/2011...........  $ 9.97960    $ 9.63540       10,393
   01/01/2012 to 12/31/2012...........  $ 9.63540    $11.17393       15,841
   01/01/2013 to 12/31/2013...........  $11.17393    $15.71072       36,628
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11565    $11.82260            0
   01/01/2008 to 12/31/2008...........  $11.82260    $ 6.65075            0
   01/01/2009 to 12/31/2009...........  $ 6.65075    $ 8.54648            0
   01/01/2010 to 12/31/2010...........  $ 8.54648    $10.88845            0
   01/01/2011 to 12/31/2011...........  $10.88845    $10.96268          424
   01/01/2012 to 12/31/2012...........  $10.96268    $12.19821       16,652
   01/01/2013 to 12/31/2013...........  $12.19821    $16.01598       17,613

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12073    $11.75209            0
   01/01/2008 to 12/31/2008...........  $11.75209    $ 6.68601            0
   01/01/2009 to 12/31/2009...........  $ 6.68601    $ 8.11354          149
   01/01/2010 to 12/31/2010...........  $ 8.11354    $ 9.66127          139
   01/01/2011 to 04/29/2011...........  $ 9.66127    $10.86028            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.37057       16,117
   01/01/2013 to 12/31/2013...........  $10.37057    $12.20998        8,126
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093            0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21761          129
   01/01/2010 to 12/31/2010...........  $ 9.21761    $11.15868          125
   01/01/2011 to 12/31/2011...........  $11.15868    $ 8.80869        2,616
   01/01/2012 to 12/31/2012...........  $ 8.80869    $10.28504        3,295
   01/01/2013 to 12/31/2013...........  $10.28504    $10.20593       18,822
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99034    $10.47408        6,233
   01/01/2008 to 12/31/2008...........  $10.47408    $10.48603        6,071
   01/01/2009 to 12/31/2009...........  $10.48603    $11.44430       46,373
   01/01/2010 to 12/31/2010...........  $11.44430    $11.77276       96,945
   01/01/2011 to 12/31/2011...........  $11.77276    $11.91843      101,716
   01/01/2012 to 12/31/2012...........  $11.91843    $12.35443       57,567
   01/01/2013 to 12/31/2013...........  $12.35443    $11.96593       61,513
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99058    $10.56075            0
   01/01/2008 to 12/31/2008...........  $10.56075    $10.21988        1,836
   01/01/2009 to 12/31/2009...........  $10.21988    $11.79093       23,401
   01/01/2010 to 12/31/2010...........  $11.79093    $12.57524       35,839
   01/01/2011 to 12/31/2011...........  $12.57524    $12.84647       42,310
   01/01/2012 to 12/31/2012...........  $12.84647    $13.90489      141,041
   01/01/2013 to 12/31/2013...........  $13.90489    $13.51422      157,940
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.04514    $10.75670            0
   01/01/2008 to 12/31/2008...........  $10.75670    $ 8.57497       34,793
   01/01/2009 to 12/31/2009...........  $ 8.57497    $10.19125       87,454
   01/01/2010 to 12/31/2010...........  $10.19125    $11.15697      108,923
   01/01/2011 to 12/31/2011...........  $11.15697    $11.15675      207,615
   01/01/2012 to 12/31/2012...........  $11.15675    $12.19226      449,309
   01/01/2013 to 12/31/2013...........  $12.19226    $13.18351      433,397

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10404    $11.19117          469
   01/01/2008 to 12/31/2008...........  $11.19117    $ 6.56949          393
   01/01/2009 to 12/31/2009...........  $ 6.56949    $ 8.19394       29,491
   01/01/2010 to 12/31/2010...........  $ 8.19394    $ 9.65573       34,201
   01/01/2011 to 12/31/2011...........  $ 9.65573    $ 8.96603       49,820
   01/01/2012 to 12/31/2012...........  $ 8.96603    $10.02421       61,112
   01/01/2013 to 12/31/2013...........  $10.02421    $11.61472       94,352
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11188    $10.37151            0
   01/01/2008 to 12/31/2008...........  $10.37151    $ 6.29304            0
   01/01/2009 to 12/31/2009...........  $ 6.29304    $ 7.59041            0
   01/01/2010 to 12/31/2010...........  $ 7.59041    $ 8.64622            0
   01/01/2011 to 12/31/2011...........  $ 8.64622    $ 8.85664          491
   01/01/2012 to 12/31/2012...........  $ 8.85664    $10.41779        1,912
   01/01/2013 to 12/31/2013...........  $10.41779    $13.65949        8,717
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 8.93992            0
   01/01/2012 to 12/31/2012...........  $ 8.93992    $10.01604       21,087
   01/01/2013 to 12/31/2013...........  $10.01604    $12.13798       25,309
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37971            0
   01/01/2009 to 12/31/2009...........  $ 7.37971    $ 9.01552            0
   01/01/2010 to 12/31/2010...........  $ 9.01552    $ 9.99007            0
   01/01/2011 to 12/31/2011...........  $ 9.99007    $ 9.71160        5,942
   01/01/2012 to 12/31/2012...........  $ 9.71160    $10.60403       50,477
   01/01/2013 to 12/31/2013...........  $10.60403    $11.80510       62,149
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72784            0
   01/01/2009 to 12/31/2009...........  $ 6.72784    $ 8.44981            0
   01/01/2010 to 12/31/2010...........  $ 8.44981    $ 9.56609            0
   01/01/2011 to 12/31/2011...........  $ 9.56609    $ 9.24529       24,558
   01/01/2012 to 12/31/2012...........  $ 9.24529    $10.60940       48,336
   01/01/2013 to 12/31/2013...........  $10.60940    $12.40140       76,556
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07291    $10.87140        1,400
   01/01/2008 to 12/31/2008...........  $10.87140    $ 7.51399        1,359
   01/01/2009 to 12/31/2009...........  $ 7.51399    $ 9.47895        9,547
   01/01/2010 to 12/31/2010...........  $ 9.47895    $10.49368       18,919
   01/01/2011 to 12/31/2011...........  $10.49368    $10.03860       22,204
   01/01/2012 to 12/31/2012...........  $10.03860    $11.04609       46,234
   01/01/2013 to 12/31/2013...........  $11.04609    $12.51162       60,754

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09716    $10.46802            0
   01/01/2008 to 12/31/2008...........  $10.46802    $ 6.73693            0
   01/01/2009 to 12/31/2009...........  $ 6.73693    $ 8.93194            0
   01/01/2010 to 12/31/2010...........  $ 8.93194    $12.06406            0
   01/01/2011 to 12/31/2011...........  $12.06406    $11.82778          819
   01/01/2012 to 12/31/2012...........  $11.82778    $13.13644        5,376
   01/01/2013 to 12/31/2013...........  $13.13644    $17.58113       12,287
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11095    $ 9.43656        1,552
   01/01/2008 to 12/31/2008...........  $ 9.43656    $ 6.56669            0
   01/01/2009 to 12/31/2009...........  $ 6.56669    $ 8.25723            0
   01/01/2010 to 12/31/2010...........  $ 8.25723    $10.30053            0
   01/01/2011 to 12/31/2011...........  $10.30053    $ 9.58913          680
   01/01/2012 to 12/31/2012...........  $ 9.58913    $11.21832        7,416
   01/01/2013 to 12/31/2013...........  $11.21832    $15.26149       17,249
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.06740    $10.57860          492
   01/01/2008 to 12/31/2008...........  $10.57860    $ 7.75653       39,334
   01/01/2009 to 12/31/2009...........  $ 7.75653    $ 9.53361       42,393
   01/01/2010 to 12/31/2010...........  $ 9.53361    $10.52807       33,991
   01/01/2011 to 12/31/2011...........  $10.52807    $10.63067       60,944
   01/01/2012 to 12/31/2012...........  $10.63067    $11.94592      170,982
   01/01/2013 to 12/31/2013...........  $11.94592    $13.81861      463,674
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11700    $ 9.82815        5,487
   01/01/2008 to 12/31/2008...........  $ 9.82815    $ 5.65507        5,921
   01/01/2009 to 12/31/2009...........  $ 5.65507    $ 6.93144        5,658
   01/01/2010 to 12/31/2010...........  $ 6.93144    $ 7.77169        5,028
   01/01/2011 to 12/31/2011...........  $ 7.77169    $ 7.56873        6,045
   01/01/2012 to 12/31/2012...........  $ 7.56873    $ 8.78643       21,212
   01/01/2013 to 12/31/2013...........  $ 8.78643    $11.28190       43,112
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08361    $10.93976            0
   01/01/2008 to 12/31/2008...........  $10.93976    $ 6.43744        1,333
   01/01/2009 to 12/31/2009...........  $ 6.43744    $ 9.77555        3,241
   01/01/2010 to 12/31/2010...........  $ 9.77555    $11.20897        3,920
   01/01/2011 to 12/31/2011...........  $11.20897    $10.91000        4,699
   01/01/2012 to 12/31/2012...........  $10.91000    $12.70117       19,767
   01/01/2013 to 12/31/2013...........  $12.70117    $18.11188       40,364

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.17958    $13.94064            0
   01/01/2008 to 12/31/2008...........  $13.94064    $ 6.90317        6,773
   01/01/2009 to 12/31/2009...........  $ 6.90317    $10.20784       15,445
   01/01/2010 to 12/31/2010...........  $10.20784    $12.17409       13,337
   01/01/2011 to 12/31/2011...........  $12.17409    $10.25550       19,083
   01/01/2012 to 12/31/2012...........  $10.25550    $10.52125       16,869
   01/01/2013 to 12/31/2013...........  $10.52125    $12.01930       30,337
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.98213    $10.73003            0
   01/01/2008 to 12/31/2008...........  $10.73003    $10.36499        3,077
   01/01/2009 to 12/31/2009...........  $10.36499    $11.50569       10,277
   01/01/2010 to 12/31/2010...........  $11.50569    $12.04612       11,386
   01/01/2011 to 12/31/2011...........  $12.04612    $12.41886       12,041
   01/01/2012 to 12/31/2012...........  $12.41886    $12.93840       11,281
   01/01/2013 to 12/31/2013...........  $12.93840    $12.32953       16,494
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12210    $11.05096        1,576
   01/01/2008 to 12/31/2008...........  $11.05096    $ 6.31035        3,962
   01/01/2009 to 12/31/2009...........  $ 6.31035    $ 8.02421       13,667
   01/01/2010 to 12/31/2010...........  $ 8.02421    $ 9.10752       13,459
   01/01/2011 to 12/31/2011...........  $ 9.10752    $ 8.70580       20,325
   01/01/2012 to 12/31/2012...........  $ 8.70580    $ 9.56832       21,025
   01/01/2013 to 12/31/2013...........  $ 9.56832    $11.41596       32,813
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774            0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37351            0
   01/01/2009 to 12/31/2009...........  $ 9.37351    $10.35999        3,687
   01/01/2010 to 12/31/2010...........  $10.35999    $11.05727        3,593
   01/01/2011 to 12/31/2011...........  $11.05727    $11.60740        6,542
   01/01/2012 to 12/31/2012...........  $11.60740    $12.39484       37,608
   01/01/2013 to 12/31/2013...........  $12.39484    $12.08896       36,684
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67267        5,683
   01/01/2009 to 12/31/2009...........  $ 6.67267    $ 8.59292        9,582
   01/01/2010 to 12/31/2010...........  $ 8.59292    $ 9.37902        8,610
   01/01/2011 to 12/31/2011...........  $ 9.37902    $ 9.13111       22,166
   01/01/2012 to 09/21/2012...........  $ 9.13111    $10.27970            0

* Denotes the start date of these sub-accounts

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                              SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                                                                 PRUDENTIAL   PRUDENTIAL
                                                PRUDENTIAL      PRUDENTIAL                        FLEXIBLE   CONSERVATIVE
                                               MONEY MARKET  DIVERSIFIED BOND PRUDENTIAL EQUITY   MANAGED      BALANCED
                                                PORTFOLIO       PORTFOLIO         PORTFOLIO      PORTFOLIO    PORTFOLIO
                                               ------------  ---------------- ----------------- -----------  ------------
ASSETS
  Investment in the portfolios, at fair value. $150,930,061    $194,198,610     $214,130,494    $14,279,727  $19,635,619
                                               ------------    ------------     ------------    -----------  -----------
  Net Assets.................................. $150,930,061    $194,198,610     $214,130,494    $14,279,727  $19,635,619
                                               ============    ============     ============    ===========  ===========

NET ASSETS, representing:
  Accumulation units.......................... $150,930,061    $194,198,610     $214,130,494    $14,279,727  $19,635,619
                                               ------------    ------------     ------------    -----------  -----------
                                               $150,930,061    $194,198,610     $214,130,494    $14,279,727  $19,635,619
                                               ============    ============     ============    ===========  ===========

  Units outstanding...........................  127,982,851      81,006,929       79,925,071      5,641,597    8,177,079
                                               ============    ============     ============    ===========  ===========

  Portfolio shares held.......................   15,093,006      17,638,384        5,979,628        668,840      951,799
  Portfolio net asset value per share......... $      10.00    $      11.01     $      35.81    $     21.35  $     20.63
  Investment in portfolio shares, at cost..... $150,930,061    $196,259,279     $160,110,685    $11,444,838  $14,679,958

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                              SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                                                                 PRUDENTIAL   PRUDENTIAL
                                                PRUDENTIAL      PRUDENTIAL                        FLEXIBLE   CONSERVATIVE
                                               MONEY MARKET  DIVERSIFIED BOND PRUDENTIAL EQUITY   MANAGED      BALANCED
                                                PORTFOLIO       PORTFOLIO         PORTFOLIO      PORTFOLIO    PORTFOLIO
                                               ------------  ---------------- ----------------- -----------  ------------
                                                01/01/2013      01/01/2013       01/01/2013      01/01/2013   01/01/2013
                                                    TO              TO               TO              TO           TO
                                                12/31/2013      12/31/2013       12/31/2013      12/31/2013   12/31/2013
                                               ------------  ---------------- ----------------- -----------  ------------
INVESTMENT INCOME
  Dividend income............................. $      2,648    $  8,333,116     $          0    $         0  $         0
                                               ------------    ------------     ------------    -----------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    2,379,606       2,951,619        2,880,909        192,424      275,704

NET EXPENSES..................................    2,379,606       2,951,619        2,880,909        192,424      275,704
                                               ------------    ------------     ------------    -----------  -----------

NET INVESTMENT INCOME (LOSS)..................   (2,376,958)      5,381,497       (2,880,909)      (192,424)    (275,704)
                                               ------------    ------------     ------------    -----------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0       6,013,507                0              0            0
  Realized gain (loss) on shares redeemed.....            0         888,726        4,260,364        284,777      705,139
  Net change in unrealized gain (loss) on
   investments................................            0     (16,832,553)      53,383,902      2,251,002    2,261,008
                                               ------------    ------------     ------------    -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS................            0      (9,930,320)      57,644,266      2,535,779    2,966,147
                                               ------------    ------------     ------------    -----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ (2,376,958)   $ (4,548,823)    $ 54,763,357    $ 2,343,355  $ 2,690,443
                                               ============    ============     ============    ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH  NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND    RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO    PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- ----------  ---------------- ---------------- ------------  --------------- ---------------
$316,368,012     $201,311,229   $7,849,508    $316,543,431     $67,255,997    $317,172,024    $67,442,401     $22,371,031
------------     ------------   ----------    ------------     -----------    ------------    -----------     -----------
$316,368,012     $201,311,229   $7,849,508    $316,543,431     $67,255,997    $317,172,024    $67,442,401     $22,371,031
============     ============   ==========    ============     ===========    ============    ===========     ===========

$316,368,012     $201,311,229   $7,849,508    $316,543,431     $67,255,997    $317,172,024    $67,442,401     $22,371,031
------------     ------------   ----------    ------------     -----------    ------------    -----------     -----------
$316,368,012     $201,311,229   $7,849,508    $316,543,431     $67,255,997    $317,172,024    $67,442,401     $22,371,031
============     ============   ==========    ============     ===========    ============    ===========     ===========

 116,025,662       47,472,568    1,009,186     130,864,169      30,874,301     120,569,230     15,356,388      13,481,283
============     ============   ==========    ============     ===========    ============    ===========     ===========

  13,154,595       38,055,053      210,499       6,732,102       2,699,960       8,537,605      2,578,073       1,423,094
$      24.05     $       5.29   $    37.29    $      47.02     $     24.91    $      37.15    $     26.16     $     15.72
$248,113,243     $201,756,166   $7,250,491    $216,749,085     $51,930,845    $192,953,658    $42,201,634     $18,627,400


                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH  NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND    RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO    PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- ----------  ---------------- ---------------- ------------  --------------- ---------------
 01/01/2013       01/01/2013    01/01/2013     01/01/2013       01/01/2013     01/01/2013     01/01/2013      01/01/2013
     TO               TO            TO             TO               TO             TO             TO              TO
 12/31/2013       12/31/2013    12/31/2013     12/31/2013       12/31/2013     12/31/2013     12/31/2013      12/31/2013
------------    --------------- ----------  ---------------- ---------------- ------------  --------------- ---------------
$          0     $ 13,190,880   $        0    $          0     $         0    $          0    $         0     $   184,824
------------     ------------   ----------    ------------     -----------    ------------    -----------     -----------

   4,585,437        3,144,935      110,093       4,451,754         938,349       4,155,356        842,357         301,501

   4,585,437        3,144,935      110,093       4,451,754         938,349       4,155,356        842,357         301,501
------------     ------------   ----------    ------------     -----------    ------------    -----------     -----------

  (4,585,437)      10,045,945     (110,093)     (4,451,754)       (938,349)     (4,155,356)      (842,357)       (116,677)
------------     ------------   ----------    ------------     -----------    ------------    -----------     -----------

           0                0            0               0               0               0              0               0
   6,006,421          317,096       29,161      11,316,689       1,201,406      12,469,452      2,231,806         324,802

  79,525,938        1,111,064      738,728      71,205,071      14,066,398      79,606,087     18,446,122       2,345,874
------------     ------------   ----------    ------------     -----------    ------------    -----------     -----------

  85,532,359        1,428,160      767,889      82,521,760      15,267,804      92,075,539     20,677,928       2,670,676
------------     ------------   ----------    ------------     -----------    ------------    -----------     -----------

$ 80,946,922     $ 11,474,105   $  657,796    $ 78,070,006     $14,329,455    $ 87,920,183    $19,835,571     $ 2,553,999
============     ============   ==========    ============     ===========    ============    ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                                                  JANUS ASPEN
                                                                                  JANUS ASPEN      OVERSEAS
                                               T. ROWE PRICE                   JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                               EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                                 PORTFOLIO      EQUITY FUND         SHARES          SHARES          CLASS
                                               ------------- ----------------- ----------------- ------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.  $79,490,475     $97,179,814       $63,509,198     $96,032,116    $21,699,752
                                                -----------     -----------       -----------     -----------    -----------
  Net Assets..................................  $79,490,475     $97,179,814       $63,509,198     $96,032,116    $21,699,752
                                                ===========     ===========       ===========     ===========    ===========

NET ASSETS, representing:
  Accumulation units..........................  $79,490,475     $97,179,814       $63,509,198     $96,032,116    $21,699,752
                                                -----------     -----------       -----------     -----------    -----------
                                                $79,490,475     $97,179,814       $63,509,198     $96,032,116    $21,699,752
                                                ===========     ===========       ===========     ===========    ===========

  Units outstanding...........................   25,950,012      38,676,716        28,310,079      25,330,800      8,883,436
                                                ===========     ===========       ===========     ===========    ===========

  Portfolio shares held.......................    2,794,041       2,528,749         1,856,994       2,285,391        755,037
  Portfolio net asset value per share.........  $     28.45     $     38.43       $     34.20     $     42.02    $     28.74
  Investment in portfolio shares, at cost.....  $55,121,178     $61,912,201       $48,274,723     $73,002,749    $13,313,459

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                                                  JANUS ASPEN
                                                                                  JANUS ASPEN      OVERSEAS
                                               T. ROWE PRICE                   JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                               EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                                 PORTFOLIO      EQUITY FUND         SHARES          SHARES          CLASS
                                               ------------- ----------------- ----------------- ------------- ----------------
                                                01/01/2013                        01/01/2013      01/01/2013      01/01/2013
                                                    TO          01/01/2013            TO              TO              TO
                                                12/31/2013     TO 12/31/2013      12/31/2013      12/31/2013      12/31/2013
                                               ------------- ----------------- ----------------- ------------- ----------------
INVESTMENT INCOME
  Dividend income.............................  $ 1,144,861     $ 1,276,592       $   462,189     $ 2,923,453    $    66,321
                                                -----------     -----------       -----------     -----------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    1,037,310       1,291,235           822,862       1,305,372        279,368

NET EXPENSES..................................    1,037,310       1,291,235           822,862       1,305,372        279,368
                                                -----------     -----------       -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)..................      107,551         (14,643)         (360,673)      1,618,081       (213,047)
                                                -----------     -----------       -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0               0                 0               0         49,421
  Realized gain (loss) on shares redeemed.....    1,965,147       3,530,675         1,050,226       2,422,841        762,844
  Net change in unrealized gain (loss) on
   investments................................   16,029,353      18,753,602        14,195,837       7,412,332      4,680,625
                                                -----------     -----------       -----------     -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS................   17,994,500      22,284,277        15,246,063       9,835,173      5,492,890
                                                -----------     -----------       -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $18,102,051     $22,269,634       $14,885,390     $11,453,254    $ 5,279,843
                                                ===========     ===========       ===========     ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                              FTVIP FRANKLIN
                               SMALL-MID CAP                                ALLIANCEBERNSTEIN
 MFS(R) GROWTH                    GROWTH         PRUDENTIAL                     LARGE CAP      PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL  VP VALUE   SECURITIES FUND - JENNISON 20/20  DAVIS VALUE  GROWTH PORTFOLIO  SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS          FUND          CLASS 2      FOCUS PORTFOLIO  PORTFOLIO        CLASS B         PORTFOLIO     SERVICE SHARES
---------------- ----------- ----------------- --------------- -----------  ----------------- --------------- -----------------
  $64,474,846    $30,803,351    $30,316,921      $52,712,164   $30,760,095     $7,205,255      $116,216,364      $12,064,745
  -----------    -----------    -----------      -----------   -----------     ----------      ------------      -----------
  $64,474,846    $30,803,351    $30,316,921      $52,712,164   $30,760,095     $7,205,255      $116,216,364      $12,064,745
  ===========    ===========    ===========      ===========   ===========     ==========      ============      ===========

  $64,474,846    $30,803,351    $30,316,921      $52,712,164   $30,760,095     $7,205,255      $116,216,364      $12,064,745
  -----------    -----------    -----------      -----------   -----------     ----------      ------------      -----------
  $64,474,846    $30,803,351    $30,316,921      $52,712,164   $30,760,095     $7,205,255      $116,216,364      $12,064,745
  ===========    ===========    ===========      ===========   ===========     ==========      ============      ===========

   25,117,592     10,636,411     11,730,730       22,694,156    20,231,593      7,839,359        45,198,887        8,224,606
  ===========    ===========    ===========      ===========   ===========     ==========      ============      ===========

    1,650,239      3,645,367      1,116,234        2,547,712     2,281,906        173,120         6,171,873          357,580
  $     39.07    $      8.45    $     27.16      $     20.69   $     13.48     $    41.62      $      18.83      $     33.74
  $38,489,026    $24,387,707    $24,263,641      $32,669,800   $25,045,846     $4,796,807      $ 74,499,243      $ 7,323,621


                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                              FTVIP FRANKLIN
                               SMALL-MID CAP                                ALLIANCEBERNSTEIN
 MFS(R) GROWTH                    GROWTH         PRUDENTIAL                     LARGE CAP      PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL  VP VALUE   SECURITIES FUND - JENNISON 20/20  DAVIS VALUE  GROWTH PORTFOLIO  SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS          FUND          CLASS 2      FOCUS PORTFOLIO  PORTFOLIO        CLASS B         PORTFOLIO     SERVICE SHARES
---------------- ----------- ----------------- --------------- -----------  ----------------- --------------- -----------------
   01/01/2013    01/01/2013     01/01/2013       01/01/2013    01/01/2013      01/01/2013       01/01/2013       01/01/2013
       TO            TO             TO               TO            TO              TO               TO               TO
   12/31/2013    12/31/2013     12/31/2013       12/31/2013    12/31/2013      12/31/2013       12/31/2013       12/31/2013
---------------- ----------- ----------------- --------------- -----------  ----------------- --------------- -----------------
  $   134,490    $   458,371    $         0      $         0   $   244,871     $        0      $          0      $    75,462
  -----------    -----------    -----------      -----------   -----------     ----------      ------------      -----------



      802,817        388,328        384,966          699,245       407,758         84,944         1,746,279          190,248

      802,817        388,328        384,966          699,245       407,758         84,944         1,746,279          190,248
  -----------    -----------    -----------      -----------   -----------     ----------      ------------      -----------

     (668,327)        70,043       (384,966)        (699,245)     (162,887)       (84,944)       (1,746,279)        (114,786)
  -----------    -----------    -----------      -----------   -----------     ----------      ------------      -----------

      426,007              0      1,773,937                0     2,070,853              0                 0                0
    2,131,378        565,316        440,543        2,458,494       736,206        328,966         5,557,886          670,788

   15,474,041      6,520,687      6,680,735       10,614,467     5,303,737      1,603,892        29,068,408        2,282,114
  -----------    -----------    -----------      -----------   -----------     ----------      ------------      -----------

   18,031,426      7,086,003      8,895,215       13,072,961     8,110,796      1,932,858        34,626,294        2,952,902
  -----------    -----------    -----------      -----------   -----------     ----------      ------------      -----------



  $17,363,099    $ 7,156,046    $ 8,510,249      $12,373,716   $ 7,947,909     $1,847,914      $ 32,880,015      $ 2,838,116
  ===========    ===========    ===========      ===========   ===========     ==========      ============      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                                  SUBACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                PRUDENTIAL SP                                          AST        AST SCHRODERS
                                                  PRUDENTIAL     PRUDENTIAL SP    PRUDENTIAL SP   GOLDMAN SACHS    MULTI-ASSET
                                                U.S. EMERGING    INTERNATIONAL    INTERNATIONAL     LARGE-CAP    WORLD STRATEGIES
                                               GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO    PORTFOLIO
                                               ---------------- ---------------- --------------- --------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.   $137,597,753     $43,540,982      $41,162,674    $221,800,922    $2,636,511,509
                                                 ------------     -----------      -----------    ------------    --------------
  Net Assets..................................   $137,597,753     $43,540,982      $41,162,674    $221,800,922    $2,636,511,509
                                                 ============     ===========      ===========    ============    ==============

NET ASSETS, representing:
  Accumulation units..........................   $137,597,753     $43,540,982      $41,162,674    $221,800,922    $2,636,511,509
                                                 ------------     -----------      -----------    ------------    --------------
                                                 $137,597,753     $43,540,982      $41,162,674    $221,800,922    $2,636,511,509
                                                 ============     ===========      ===========    ============    ==============

  Units outstanding...........................     51,863,775      26,351,907       22,680,253      15,310,832       209,605,294
                                                 ============     ===========      ===========    ============    ==============

  Portfolio shares held.......................     12,705,240       6,911,267        5,177,695       9,426,304       166,762,271
  Portfolio net asset value per share.........   $      10.83     $      6.30      $      7.95    $      23.53    $        15.81
  Investment in portfolio shares, at cost.....   $ 90,436,460     $42,614,608      $41,370,808    $161,536,922    $2,222,553,569

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                                  SUBACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                PRUDENTIAL SP                                          AST        AST SCHRODERS
                                                  PRUDENTIAL     PRUDENTIAL SP    PRUDENTIAL SP   GOLDMAN SACHS    MULTI-ASSET
                                                U.S. EMERGING    INTERNATIONAL    INTERNATIONAL     LARGE-CAP    WORLD STRATEGIES
                                               GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO    PORTFOLIO
                                               ---------------- ---------------- --------------- --------------- ----------------
                                                  01/01/2013       01/01/2013      01/01/2013      01/01/2013       01/01/2013
                                                      TO               TO              TO              TO               TO
                                                  12/31/2013       12/31/2013      12/31/2013      12/31/2013       12/31/2013
                                               ---------------- ---------------- --------------- --------------- ----------------
INVESTMENT INCOME
  Dividend income.............................   $          0     $         0      $         0    $          0    $            0
                                                 ------------     -----------      -----------    ------------    --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      2,108,151         685,902          658,034       2,879,282        41,652,143

NET EXPENSES..................................      2,108,151         685,902          658,034       2,879,282        41,652,143
                                                 ------------     -----------      -----------    ------------    --------------

NET INVESTMENT INCOME (LOSS)..................     (2,108,151)       (685,902)        (658,034)     (2,879,282)      (41,652,143)
                                                 ------------     -----------      -----------    ------------    --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              0               0                0               0                 0
  Realized gain (loss) on shares redeemed.....      5,814,409        (692,729)        (785,748)      7,376,679        34,206,705
  Net change in unrealized gain (loss) on
   investments................................     27,105,354       8,050,153        8,113,623      44,836,791       292,586,283
                                                 ------------     -----------      -----------    ------------    --------------

NET GAIN (LOSS) ON INVESTMENTS................     32,919,763       7,357,424        7,327,875      52,213,470       326,792,988
                                                 ------------     -----------      -----------    ------------    --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 30,811,612     $ 6,671,522      $ 6,669,841    $ 49,334,188    $  285,140,845
                                                 ============     ===========      ===========    ============    ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                AST J.P. MORGAN  AST HERNDON                                                                    AST GOLDMAN
 AST COHEN &       STRATEGIC      LARGE-CAP                   AST FEDERATED                                        SACHS
STEERS REALTY    OPPORTUNITIES      VALUE     AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP    CONCENTRATED
  PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
-------------   --------------- ------------  -------------- ---------------- --------------- --------------- ----------------
$186,234,548    $1,639,216,534  $156,740,923   $216,591,340    $165,527,400    $104,910,530    $116,350,334     $158,293,914
------------    --------------  ------------   ------------    ------------    ------------    ------------     ------------
$186,234,548    $1,639,216,534  $156,740,923   $216,591,340    $165,527,400    $104,910,530    $116,350,334     $158,293,914
============    ==============  ============   ============    ============    ============    ============     ============

$186,234,548    $1,639,216,534  $156,740,923   $216,591,340    $165,527,400    $104,910,530    $116,350,334     $158,293,914
------------    --------------  ------------   ------------    ------------    ------------    ------------     ------------
$186,234,548    $1,639,216,534  $156,740,923   $216,591,340    $165,527,400    $104,910,530    $116,350,334     $158,293,914
============    ==============  ============   ============    ============    ============    ============     ============

  13,244,438       131,616,515    10,554,251     16,564,062      10,131,377       6,398,667       7,037,534       10,275,322
============    ==============  ============   ============    ============    ============    ============     ============

  24,601,658       105,077,983    12,216,752     26,381,406      12,207,035       5,903,800       5,675,626        3,893,112
$       7.57    $        15.60  $      12.83   $       8.21    $      13.56    $      17.77    $      20.50     $      40.66
$174,187,693    $1,395,233,081  $114,163,535   $197,518,302    $118,150,509    $ 76,989,498    $ 84,003,317     $117,218,733


                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                AST J.P. MORGAN  AST HERNDON                                                                    AST GOLDMAN
 AST COHEN &       STRATEGIC      LARGE-CAP                   AST FEDERATED                                        SACHS
STEERS REALTY    OPPORTUNITIES      VALUE     AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP    CONCENTRATED
  PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
-------------   --------------- ------------  -------------- ---------------- --------------- --------------- ----------------
 01/01/2013       01/01/2013     01/01/2013     01/01/2013      01/01/2013      01/01/2013      01/01/2013       01/01/2013
     TO               TO             TO             TO              TO              TO              TO               TO
 12/31/2013       12/31/2013     12/31/2013     12/31/2013      12/31/2013      12/31/2013      12/31/2013       12/31/2013
-------------   --------------- ------------  -------------- ---------------- --------------- --------------- ----------------
$          0    $            0  $          0   $          0    $          0    $          0    $          0     $          0
------------    --------------  ------------   ------------    ------------    ------------    ------------     ------------

   3,272,162        25,875,892     2,332,094      3,514,494       2,278,495       1,606,358       1,654,239        2,363,887

   3,272,162        25,875,892     2,332,094      3,514,494       2,278,495       1,606,358       1,654,239        2,363,887
------------    --------------  ------------   ------------    ------------    ------------    ------------     ------------

  (3,272,162)      (25,875,892)   (2,332,094)    (3,514,494)     (2,278,495)     (1,606,358)     (1,654,239)      (2,363,887)
------------    --------------  ------------   ------------    ------------    ------------    ------------     ------------

           0                 0             0              0               0               0               0                0
   5,322,439        18,307,779     5,859,440      5,057,901       6,712,556       5,136,019       5,667,353        6,599,021

  (1,404,001)      141,188,880    35,292,752      9,395,508      40,557,338      20,238,075      24,022,796       29,022,123
------------    --------------  ------------   ------------    ------------    ------------    ------------     ------------

   3,918,438       159,496,659    41,152,192     14,453,409      47,269,894      25,374,094      29,690,149       35,621,144
------------    --------------  ------------   ------------    ------------    ------------    ------------     ------------

$    646,276    $  133,620,767  $ 38,820,098   $ 10,938,915    $ 44,991,399    $ 23,767,736    $ 28,035,910     $ 33,257,257
============    ==============  ============   ============    ============    ============    ============     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                                                    AST LOOMIS
                                                 AST GOLDMAN                    AST LORD ABBETT       SAYLES          AST
                                                SACHS MID-CAP    AST LARGE-CAP     CORE FIXED       LARGE-CAP      MFS GROWTH
                                               GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
                                               ---------------- --------------- ---------------- ---------------- ------------
ASSETS
  Investment in the portfolios, at fair value.   $261,949,491    $365,288,606     $533,925,206     $255,014,042   $113,750,049
                                                 ------------    ------------     ------------     ------------   ------------
  Net Assets..................................   $261,949,491    $365,288,606     $533,925,206     $255,014,042   $113,750,049
                                                 ============    ============     ============     ============   ============

NET ASSETS, representing:
  Accumulation units..........................   $261,949,491    $365,288,606     $533,925,206     $255,014,042   $113,750,049
                                                 ------------    ------------     ------------     ------------   ------------
                                                 $261,949,491    $365,288,606     $533,925,206     $255,014,042   $113,750,049
                                                 ============    ============     ============     ============   ============

  Units outstanding...........................     15,464,440      25,383,341       46,780,133       16,363,267      7,176,134
                                                 ============    ============     ============     ============   ============

  Portfolio shares held.......................     37,744,883      18,393,183       47,375,795        8,739,343      7,449,250
  Portfolio net asset value per share.........   $       6.94    $      19.86     $      11.27     $      29.18   $      15.27
  Investment in portfolio shares, at cost.....   $201,044,760    $266,207,203     $534,353,736     $181,471,243   $ 82,358,999

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                                                    AST LOOMIS
                                                 AST GOLDMAN                    AST LORD ABBETT       SAYLES          AST
                                                SACHS MID-CAP    AST LARGE-CAP     CORE FIXED       LARGE-CAP      MFS GROWTH
                                               GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
                                               ---------------- --------------- ---------------- ---------------- ------------
                                                  01/01/2013      01/01/2013       01/01/2013       01/01/2013     01/01/2013
                                                      TO              TO               TO               TO             TO
                                                  12/31/2013      12/31/2013       12/31/2013       12/31/2013     12/31/2013
                                               ---------------- --------------- ---------------- ---------------- ------------
INVESTMENT INCOME
  Dividend income.............................   $          0    $          0     $          0     $          0   $          0
                                                 ------------    ------------     ------------     ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      3,809,777       3,661,534        7,286,099        3,586,711      1,428,777

NET EXPENSES..................................      3,809,777       3,661,534        7,286,099        3,586,711      1,428,777
                                                 ------------    ------------     ------------     ------------   ------------

NET INVESTMENT INCOME (LOSS)..................     (3,809,777)     (3,661,534)      (7,286,099)      (3,586,711)    (1,428,777)
                                                 ------------    ------------     ------------     ------------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              0               0                0                0              0
  Realized gain (loss) on shares redeemed.....      6,322,862       9,369,298        1,123,229        9,832,848      4,446,624
  Net change in unrealized gain (loss) on
   investments................................     54,767,800      90,428,486      (11,911,336)      61,003,852     25,018,462
                                                 ------------    ------------     ------------     ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................     61,090,662      99,797,784      (10,788,107)      70,836,700     29,465,086
                                                 ------------    ------------     ------------     ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 57,280,885    $ 96,136,250     $(18,074,206)    $ 67,249,989   $ 28,036,309
                                                 ============    ============     ============     ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7


                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                 AST NEUBERGER                       AST                           AST              AST
AST NEUBERGER    BERMAN / LSV     AST PIMCO     T. ROWE PRICE  AST QMA US     T. ROWE PRICE    T. ROWE PRICE
BERMAN MID-CAP   MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA  NATURAL RESOURCES ASSET ALLOCATION  AST MFS GLOBAL
GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO        PORTFOLIO        PORTFOLIO     EQUITY PORTFOLIO
---------------- ------------- ---------------- ------------- ------------  ----------------- ---------------- ----------------
  $273,973,887   $259,477,265    $185,800,284   $306,640,049  $103,101,788    $333,568,421     $7,295,773,746    $320,306,026
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------
  $273,973,887   $259,477,265    $185,800,284   $306,640,049  $103,101,788    $333,568,421     $7,295,773,746    $320,306,026
  ============   ============    ============   ============  ============    ============     ==============    ============

  $273,973,887   $259,477,265    $185,800,284   $306,640,049  $103,101,788    $333,568,421     $7,295,773,746    $320,306,026
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------
  $273,973,887   $259,477,265    $185,800,284   $306,640,049  $103,101,788    $333,568,421     $7,295,773,746    $320,306,026
  ============   ============    ============   ============  ============    ============     ==============    ============

    16,795,002     15,233,966      17,793,464     21,980,538     6,346,657      29,033,620        535,636,451      20,596,304
  ============   ============    ============   ============  ============    ============     ==============    ============

     8,463,821     10,780,111      17,951,718     24,889,614     5,724,697      14,675,249        327,458,427      21,142,312
  $      32.37   $      24.07    $      10.35   $      12.32  $      18.01    $      22.73     $        22.28    $      15.15
  $202,952,903   $186,909,532    $189,429,767   $230,505,565  $ 77,177,920    $299,544,679     $5,948,718,682    $243,792,320


                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                 AST NEUBERGER                       AST                           AST              AST
AST NEUBERGER    BERMAN / LSV     AST PIMCO     T. ROWE PRICE  AST QMA US     T. ROWE PRICE    T. ROWE PRICE
BERMAN MID-CAP   MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA  NATURAL RESOURCES ASSET ALLOCATION  AST MFS GLOBAL
GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO        PORTFOLIO        PORTFOLIO     EQUITY PORTFOLIO
---------------- ------------- ---------------- ------------- ------------  ----------------- ---------------- ----------------
   01/01/2013     01/01/2013      01/01/2013     01/01/2013    01/01/2013      01/01/2013        01/01/2013       01/01/2013
       TO             TO              TO             TO            TO              TO                TO               TO
   12/31/2013     12/31/2013      12/31/2013     12/31/2013    12/31/2013      12/31/2013        12/31/2013       12/31/2013
---------------- ------------- ---------------- ------------- ------------  ----------------- ---------------- ----------------
  $          0   $          0    $          0   $          0  $          0    $          0     $            0    $          0
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

     3,561,884      3,344,071       3,289,358      3,590,819     1,490,144       5,536,439        103,215,691       4,037,356

     3,561,884      3,344,071       3,289,358      3,590,819     1,490,144       5,536,439        103,215,691       4,037,356
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

    (3,561,884)    (3,344,071)     (3,289,358)    (3,590,819)   (1,490,144)     (5,536,439)      (103,215,691)     (4,037,356)
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

             0              0               0              0             0               0                  0               0
     7,815,474      8,607,072        (897,198)     7,388,337     3,897,350       1,916,800         47,950,511       7,382,484
    56,991,025     57,827,143      (3,686,135)    59,177,431    20,138,150      42,300,106        935,275,273      54,371,515
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

    64,806,499     66,434,215      (4,583,333)    66,565,768    24,035,500      44,216,906        983,225,784      61,753,999
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

  $ 61,244,615   $ 63,090,144    $ (7,872,691)  $ 62,974,949  $ 22,545,356    $ 38,680,467     $  880,010,093    $ 57,716,643
  ============   ============    ============   ============  ============    ============     ==============    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                                SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                                                    AST                        AST ACADEMIC
                                                                     AST        WELLINGTON     AST CAPITAL      STRATEGIES
                                               AST J.P. MORGAN    TEMPLETON     MANAGEMENT     GROWTH ASSET       ASSET
                                                INTERNATIONAL    GLOBAL BOND   HEDGED EQUITY    ALLOCATION      ALLOCATION
                                               EQUITY PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                               ---------------- ------------  --------------  --------------  --------------
ASSETS
  Investment in the portfolios, at fair value.   $207,308,532   $197,497,290  $1,219,180,055  $6,496,922,673  $4,268,987,509
                                                 ------------   ------------  --------------  --------------  --------------
  Net Assets..................................   $207,308,532   $197,497,290  $1,219,180,055  $6,496,922,673  $4,268,987,509
                                                 ============   ============  ==============  ==============  ==============

NET ASSETS, representing:
  Accumulation units..........................   $207,308,532   $197,497,290  $1,219,180,055  $6,496,922,673  $4,268,987,509
                                                 ------------   ------------  --------------  --------------  --------------
                                                 $207,308,532   $197,497,290  $1,219,180,055  $6,496,922,673  $4,268,987,509
                                                 ============   ============  ==============  ==============  ==============

  Units outstanding...........................     16,428,334     19,027,712     106,042,703     477,773,399     351,118,214
                                                 ============   ============  ==============  ==============  ==============

  Portfolio shares held.......................      8,094,827     18,337,724     101,683,074     463,734,666     339,617,145
  Portfolio net asset value per share.........   $      25.61   $      10.77  $        11.99  $        14.01  $        12.57
  Investment in portfolio shares, at cost.....   $169,223,540   $202,793,010  $1,029,085,744  $5,071,084,661  $3,635,815,787

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                                SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                                                    AST                        AST ACADEMIC
                                                                     AST        WELLINGTON     AST CAPITAL      STRATEGIES
                                               AST J.P. MORGAN    TEMPLETON     MANAGEMENT     GROWTH ASSET       ASSET
                                                INTERNATIONAL    GLOBAL BOND   HEDGED EQUITY    ALLOCATION      ALLOCATION
                                               EQUITY PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                               ---------------- ------------  --------------  --------------  --------------
                                                  01/01/2013     01/01/2013     01/01/2013      01/01/2013      01/01/2013
                                                      TO             TO             TO              TO              TO
                                                  12/31/2013     12/31/2013     12/31/2013      12/31/2013      12/31/2013
                                               ---------------- ------------  --------------  --------------  --------------
INVESTMENT INCOME
  Dividend income.............................   $          0   $          0  $            0  $            0  $            0
                                                 ------------   ------------  --------------  --------------  --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      3,010,429      2,865,066      14,211,647      95,236,042      72,491,342

NET EXPENSES..................................      3,010,429      2,865,066      14,211,647      95,236,042      72,491,342
                                                 ------------   ------------  --------------  --------------  --------------

NET INVESTMENT INCOME (LOSS)..................     (3,010,429)    (2,865,066)    (14,211,647)    (95,236,042)    (72,491,342)
                                                 ------------   ------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              0              0               0               0               0
  Realized gain (loss) on shares redeemed.....      4,512,739     (1,865,637)      9,008,494      59,835,011      68,552,302
  Net change in unrealized gain (loss) on
   investments................................     20,942,640     (6,319,612)    152,255,220   1,064,403,514     314,173,931
                                                 ------------   ------------  --------------  --------------  --------------

NET GAIN (LOSS) ON INVESTMENTS................     25,455,379     (8,185,249)    161,263,714   1,124,238,525     382,726,233
                                                 ------------   ------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 22,444,950   $(11,050,315) $  147,052,067  $1,029,002,483  $  310,234,891
                                                 ============   ============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9


                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                       AST                                                             AST
 AST BALANCED      PRESERVATION                   AST PRUDENTIAL                  T. ROWE PRICE                   AST
    ASSET             ASSET       AST FI PYRAMIS      GROWTH       AST ADVANCED     LARGE-CAP       AST        SMALL-CAP
  ALLOCATION        ALLOCATION     QUANTITATIVE     ALLOCATION      STRATEGIES       GROWTH     MONEY MARKET     GROWTH
  PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO
--------------    --------------  --------------  --------------  --------------  ------------- ------------  ------------
$6,621,022,037    $4,626,397,788  $3,164,359,014  $3,842,655,603  $5,785,627,771  $533,489,977  $213,351,383  $209,243,993
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------
$6,621,022,037    $4,626,397,788  $3,164,359,014  $3,842,655,603  $5,785,627,771  $533,489,977  $213,351,383  $209,243,993
==============    ==============  ==============  ==============  ==============  ============  ============  ============

$6,621,022,037    $4,626,397,788  $3,164,359,014  $3,842,655,603  $5,785,627,771  $533,489,977  $213,351,383  $209,243,993
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------
$6,621,022,037    $4,626,397,788  $3,164,359,014  $3,842,655,603  $5,785,627,771  $533,489,977  $213,351,383  $209,243,993
==============    ==============  ==============  ==============  ==============  ============  ============  ============

   500,114,203       372,081,247     248,285,247     296,876,303     426,587,465    30,310,526    22,470,117    11,797,325
==============    ==============  ==============  ==============  ==============  ============  ============  ============

   479,784,206       351,549,984     269,536,543     321,292,274     410,911,063    25,885,006   213,351,383     6,831,342
$        13.80    $        13.16  $        11.74  $        11.96  $        14.08  $      20.61  $       1.00  $      30.63
$5,295,335,574    $4,059,690,000  $2,648,475,123  $3,202,291,296  $4,718,732,162  $362,700,520  $213,351,383  $154,463,851


                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                       AST                                                             AST
 AST BALANCED      PRESERVATION                   AST PRUDENTIAL                  T. ROWE PRICE                   AST
    ASSET             ASSET       AST FI PYRAMIS      GROWTH       AST ADVANCED     LARGE-CAP       AST        SMALL-CAP
  ALLOCATION        ALLOCATION     QUANTITATIVE     ALLOCATION      STRATEGIES       GROWTH     MONEY MARKET     GROWTH
  PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO
--------------    --------------  --------------  --------------  --------------  ------------- ------------  ------------
  01/01/2013        01/01/2013      01/01/2013      01/01/2013      01/01/2013     01/01/2013    01/01/2013    01/01/2013
      TO                TO              TO              TO              TO             TO            TO            TO
  12/31/2013        12/31/2013      12/31/2013      12/31/2013      12/31/2013     12/31/2013    12/31/2013    12/31/2013
--------------    --------------  --------------  --------------  --------------  ------------- ------------  ------------
$            0    $            0  $            0  $            0  $            0  $          0  $          0  $          0
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

    99,031,672        77,511,909      46,384,766      55,749,541      83,973,577     7,166,270     3,881,312     2,938,361

    99,031,672        77,511,909      46,384,766      55,749,541      83,973,577     7,166,270     3,881,312     2,938,361
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

   (99,031,672)      (77,511,909)    (46,384,766)    (55,749,541)    (83,973,577)   (7,166,270)   (3,881,312)   (2,938,361)
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

             0                 0               0               0               0             0             0             0
    70,953,758        63,429,301      24,356,472      46,043,311      40,148,567    19,155,374             0     8,559,959
   896,673,451       334,261,391     365,241,460     475,568,287     729,496,156   137,633,132             0    41,010,364
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

   967,627,209       397,690,692     389,597,932     521,611,598     769,644,723   156,788,506             0    49,570,323
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

$  868,595,537    $  320,178,783  $  343,213,166  $  465,862,057  $  685,671,146  $149,622,236  $ (3,881,312) $ 46,631,962
==============    ==============  ==============  ==============  ==============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                     AST            AST           AST          NVIT         AST
                                                 PIMCO TOTAL   INTERNATIONAL INTERNATIONAL  DEVELOPING   INVESTMENT
                                                 RETURN BOND       VALUE        GROWTH       MARKETS     GRADE BOND
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO       FUND      PORTFOLIO
                                               --------------  ------------- ------------- -----------  ------------
ASSETS
  Investment in the portfolios, at fair value. $2,248,671,453   $92,461,154  $206,639,394  $10,904,677  $621,532,307
                                               --------------   -----------  ------------  -----------  ------------
  Net Assets.................................. $2,248,671,453   $92,461,154  $206,639,394  $10,904,677  $621,532,307
                                               ==============   ===========  ============  ===========  ============

NET ASSETS, representing:
  Accumulation units.......................... $2,248,671,453   $92,461,154  $206,639,394  $10,904,677  $621,532,307
                                               --------------   -----------  ------------  -----------  ------------
                                               $2,248,671,453   $92,461,154  $206,639,394  $10,904,677  $621,532,307
                                               ==============   ===========  ============  ===========  ============

  Units outstanding...........................    201,354,458     7,524,472    17,172,146      742,948    48,729,870
                                               ==============   ===========  ============  ===========  ============

  Portfolio shares held.......................    182,967,571     5,038,755    14,634,518    1,747,544    97,266,402
  Portfolio net asset value per share......... $        12.29   $     18.35  $      14.12  $      6.24  $       6.39
  Investment in portfolio shares, at cost..... $2,217,777,553   $75,634,047  $161,080,440  $13,167,318  $617,611,369

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                     AST            AST           AST          NVIT         AST
                                                 PIMCO TOTAL   INTERNATIONAL INTERNATIONAL  DEVELOPING   INVESTMENT
                                                 RETURN BOND       VALUE        GROWTH       MARKETS     GRADE BOND
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO       FUND      PORTFOLIO
                                               --------------  ------------- ------------- -----------  ------------
                                                 01/01/2013     01/01/2013    01/01/2013    01/01/2013   01/01/2013
                                                     TO             TO            TO            TO           TO
                                                 12/31/2013     12/31/2013    12/31/2013    12/31/2013   12/31/2013
                                               --------------  ------------- ------------- -----------  ------------
INVESTMENT INCOME
  Dividend income............................. $            0   $         0  $          0  $   111,980  $          0
                                               --------------   -----------  ------------  -----------  ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     38,927,585     1,351,139     2,208,975      196,960    20,405,294

NET EXPENSES..................................     38,927,585     1,351,139     2,208,975      196,960    20,405,294
                                               --------------   -----------  ------------  -----------  ------------

NET INVESTMENT INCOME (LOSS)..................    (38,927,585)   (1,351,139)   (2,208,975)     (84,980)  (20,405,294)
                                               --------------   -----------  ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              0             0             0            0             0
  Realized gain (loss) on shares redeemed.....      6,281,303     1,828,020     3,011,448     (700,866)   45,474,885
  Net change in unrealized gain (loss) on
   investments................................    (54,331,412)   12,326,023    29,413,294      518,672   (55,708,223)
                                               --------------   -----------  ------------  -----------  ------------

NET GAIN (LOSS) ON INVESTMENTS................    (48,050,109)   14,154,043    32,424,742     (182,194)  (10,233,338)
                                               --------------   -----------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $  (86,977,694)  $12,802,904  $ 30,215,767  $  (267,174) $(30,638,632)
                                               ==============   ===========  ============  ===========  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                           AST PARAMETRIC
  AST WESTERN                                 AST GLOBAL      EMERGING      AST GOLDMAN    AST SCHRODERS     AST RCM
ASSET CORE PLUS    AST BOND       AST BOND    REAL ESTATE  MARKETS EQUITY SACHS SMALL-CAP GLOBAL TACTICAL  WORLD TRENDS
BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019  PORTFOLIO     PORTFOLIO    VALUE PORTFOLIO    PORTFOLIO      PORTFOLIO
--------------- -------------- -------------- -----------  -------------- --------------- --------------- --------------
 $433,900,626    $103,179,417   $20,191,487   $82,370,919   $237,959,556   $301,627,095   $3,115,314,824  $3,225,998,690
 ------------    ------------   -----------   -----------   ------------   ------------   --------------  --------------
 $433,900,626    $103,179,417   $20,191,487   $82,370,919   $237,959,556   $301,627,095   $3,115,314,824  $3,225,998,690
 ============    ============   ===========   ===========   ============   ============   ==============  ==============

 $433,900,626    $103,179,417   $20,191,487   $82,370,919   $237,959,556   $301,627,095   $3,115,314,824  $3,225,998,690
 ------------    ------------   -----------   -----------   ------------   ------------   --------------  --------------
 $433,900,626    $103,179,417   $20,191,487   $82,370,919   $237,959,556   $301,627,095   $3,115,314,824  $3,225,998,690
 ============    ============   ===========   ===========   ============   ============   ==============  ==============

   38,646,845       8,868,288     1,691,166     6,106,874     22,889,863     17,117,415      229,670,371     262,920,377
 ============    ============   ===========   ===========   ============   ============   ==============  ==============

   41,089,074       8,583,978     2,049,897     8,371,028     26,528,379     17,943,313      222,522,487     280,765,769
 $      10.56    $      12.02   $      9.85   $      9.84   $       8.97   $      16.81   $        14.00  $        11.49
 $435,131,503    $101,215,374   $21,264,179   $74,204,778   $227,191,039   $212,170,538   $2,523,648,724  $2,793,938,114


                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                           AST PARAMETRIC
  AST WESTERN                                 AST GLOBAL      EMERGING      AST GOLDMAN    AST SCHRODERS     AST RCM
ASSET CORE PLUS    AST BOND       AST BOND    REAL ESTATE  MARKETS EQUITY SACHS SMALL-CAP GLOBAL TACTICAL  WORLD TRENDS
BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019  PORTFOLIO     PORTFOLIO    VALUE PORTFOLIO    PORTFOLIO      PORTFOLIO
--------------- -------------- -------------- -----------  -------------- --------------- --------------- --------------
  01/01/2013      01/01/2013     01/01/2013   01/01/2013     01/01/2013     01/01/2013      01/01/2013      01/01/2013
      TO              TO             TO           TO             TO             TO              TO              TO
  12/31/2013      12/31/2013     12/31/2013   12/31/2013     12/31/2013     12/31/2013      12/31/2013      12/31/2013
--------------- -------------- -------------- -----------  -------------- --------------- --------------- --------------
 $          0    $          0   $         0   $         0   $          0   $          0   $            0  $            0
 ------------    ------------   -----------   -----------   ------------   ------------   --------------  --------------



    7,158,648       3,055,944       532,899     1,401,476      3,873,173      4,041,940       43,827,707      46,536,325

    7,158,648       3,055,944       532,899     1,401,476      3,873,173      4,041,940       43,827,707      46,536,325
 ------------    ------------   -----------   -----------   ------------   ------------   --------------  --------------

   (7,158,648)     (3,055,944)     (532,899)   (1,401,476)    (3,873,173)    (4,041,940)     (43,827,707)    (46,536,325)
 ------------    ------------   -----------   -----------   ------------   ------------   --------------  --------------

            0               0             0             0              0              0                0               0
     (123,284)      3,945,623      (922,958)    2,848,012       (521,022)    10,406,854       22,736,138      19,871,313

   (6,396,206)     (7,897,543)     (120,716)     (469,758)    (1,225,925)    68,757,326      416,617,246     318,894,049
 ------------    ------------   -----------   -----------   ------------   ------------   --------------  --------------

   (6,519,490)     (3,951,920)   (1,043,674)    2,378,254     (1,746,947)    79,164,180      439,353,384     338,765,362
 ------------    ------------   -----------   -----------   ------------   ------------   --------------  --------------


 $(13,678,138)   $ (7,007,864)  $(1,576,573)  $   976,778   $ (5,620,120)  $ 75,122,240   $  395,525,677  $  292,229,037
 ============    ============   ===========   ===========   ============   ============   ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                               SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                               AST J.P. MORGAN   AST GOLDMAN   AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
                                               GLOBAL THEMATIC  SACHS MULTI-   ASSET ALLOCATION   CONSUMER  CONSUMER GOODS
                                                  PORTFOLIO    ASSET PORTFOLIO     PORTFOLIO      SERVICES    PORTFOLIO
                                               --------------- --------------- ----------------- ---------- --------------
ASSETS
  Investment in the portfolios, at fair value. $2,077,440,086  $1,929,095,433   $2,122,569,187    $518,459     $404,042
                                               --------------  --------------   --------------    --------     --------
  Net Assets.................................. $2,077,440,086  $1,929,095,433   $2,122,569,187    $518,459     $404,042
                                               ==============  ==============   ==============    ========     ========

NET ASSETS, representing:
  Accumulation units.......................... $2,077,440,086  $1,929,095,433   $2,122,569,187    $518,459     $404,042
                                               --------------  --------------   --------------    --------     --------
                                               $2,077,440,086  $1,929,095,433   $2,122,569,187    $518,459     $404,042
                                               ==============  ==============   ==============    ========     ========

  Units outstanding...........................    155,830,286     160,349,399      157,736,679      27,168       25,017
                                               ==============  ==============   ==============    ========     ========

  Portfolio shares held.......................    165,269,697     165,872,350      168,591,675       9,080        7,898
  Portfolio net asset value per share......... $        12.57  $        11.63   $        12.59    $  57.10     $  51.16
  Investment in portfolio shares, at cost..... $1,707,503,945  $1,709,416,185   $1,735,228,822    $401,835     $323,180

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                               SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                               AST J.P. MORGAN   AST GOLDMAN   AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
                                               GLOBAL THEMATIC  SACHS MULTI-   ASSET ALLOCATION   CONSUMER  CONSUMER GOODS
                                                  PORTFOLIO    ASSET PORTFOLIO     PORTFOLIO      SERVICES    PORTFOLIO
                                               --------------- --------------- ----------------- ---------- --------------
                                                 01/01/2013      01/01/2013       01/01/2013     01/01/2013   01/01/2013
                                                     TO              TO               TO             TO           TO
                                                 12/31/2013      12/31/2013       12/31/2013     12/31/2013   12/31/2013
                                               --------------- --------------- ----------------- ---------- --------------
INVESTMENT INCOME
  Dividend income............................. $            0  $            0   $            0    $    795     $  2,502
                                               --------------  --------------   --------------    --------     --------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     29,684,371      29,032,146       28,885,572       4,300        4,050

NET EXPENSES..................................     29,684,371      29,032,146       28,885,572       4,300        4,050
                                               --------------  --------------   --------------    --------     --------

NET INVESTMENT INCOME (LOSS)..................    (29,684,371)    (29,032,146)     (28,885,572)     (3,505)      (1,548)
                                               --------------  --------------   --------------    --------     --------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              0               0                0         901            0
  Realized gain (loss) on shares redeemed.....     18,941,609      17,424,373       12,009,448      15,030       53,145
  Net change in unrealized gain (loss) on
   investments................................    255,564,038     146,478,565      293,557,493      96,045       42,117
                                               --------------  --------------   --------------    --------     --------

NET GAIN (LOSS) ON INVESTMENTS................    274,505,647     163,902,938      305,566,941     111,976       95,262
                                               --------------  --------------   --------------    --------     --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $  244,821,276  $  134,870,792   $  276,681,369    $108,471     $ 93,714
                                               ==============  ==============   ==============    ========     ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                  SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------
                                    PROFUND VP PROFUND VP             PROFUND VP  PROFUND VP
PROFUND VP  PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP  SMALL-CAP   SMALL-CAP
FINANCIALS  HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE   GROWTH      VALUE
----------  ----------- ----------- ---------- ---------- ----------- ----------  ----------
 $863,069   $1,795,350   $421,843    $628,203   $759,404   $446,378   $1,183,248   $448,176
 --------   ----------   --------    --------   --------   --------   ----------   --------
 $863,069   $1,795,350   $421,843    $628,203   $759,404   $446,378   $1,183,248   $448,176
 ========   ==========   ========    ========   ========   ========   ==========   ========

 $863,069   $1,795,350   $421,843    $628,203   $759,404   $446,378   $1,183,248   $448,176
 --------   ----------   --------    --------   --------   --------   ----------   --------
 $863,069   $1,795,350   $421,843    $628,203   $759,404   $446,378   $1,183,248   $448,176
 ========   ==========   ========    ========   ========   ========   ==========   ========

   95,105      103,938     29,286      41,666     50,948     43,744       67,635     28,475
 ========   ==========   ========    ========   ========   ========   ==========   ========

   30,846       34,720      7,367      12,557     19,849      8,747       27,505     10,727
 $  27.98   $    51.71   $  57.26    $  50.03   $  38.26   $  51.03   $    43.02   $  41.78
 $660,313   $1,366,089   $295,253    $480,002   $573,346   $412,682   $  974,648   $325,176


                                  SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------
                                    PROFUND VP PROFUND VP             PROFUND VP  PROFUND VP
PROFUND VP  PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP  SMALL-CAP   SMALL-CAP
FINANCIALS  HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE   GROWTH      VALUE
----------  ----------- ----------- ---------- ---------- ----------- ----------  ----------
01/01/2013  01/01/2013  01/01/2013  01/01/2013 01/01/2013 01/01/2013  01/01/2013  01/01/2013
    TO          TO          TO          TO         TO         TO          TO          TO
12/31/2013  12/31/2013  12/31/2013  12/31/2013 12/31/2013 12/31/2013  12/31/2013  12/31/2013
----------  ----------- ----------- ---------- ---------- ----------- ----------  ----------
 $  4,125   $    4,513   $  1,930    $      0   $  2,689   $  6,517   $        0   $    992
 --------   ----------   --------    --------   --------   --------   ----------   --------

   13,754       19,316      4,540       7,999      8,334      8,618        7,898      4,783

   13,754       19,316      4,540       7,999      8,334      8,618        7,898      4,783
 --------   ----------   --------    --------   --------   --------   ----------   --------

   (9,629)     (14,803)    (2,610)     (7,999)    (5,645)    (2,101)      (7,898)    (3,791)
 --------   ----------   --------    --------   --------   --------   ----------   --------

        0            0          0           0          0          0       35,356          0
  150,133      218,079     27,513      25,303     98,924     24,618       37,662     50,523
  100,720      254,121     87,024     116,934     96,996    (32,908)     171,210     84,218
 --------   ----------   --------    --------   --------   --------   ----------   --------

  250,853      472,200    114,537     142,237    195,920     (8,290)     244,228    134,741
 --------   ----------   --------    --------   --------   --------   ----------   --------

 $241,224   $  457,397   $111,927    $134,238   $190,275   $(10,391)  $  236,330   $130,950
 ========   ==========   ========    ========   ========   ========   ==========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                          SUBACCOUNTS
                                               -----------------------------------------------------------------
                                                                                                         AST
                                                                                                       JENNISON
                                                                             PROFUND VP  PROFUND VP   LARGE-CAP
                                                   PROFUND VP     PROFUND VP LARGE-CAP   LARGE-CAP      VALUE
                                               TELECOMMUNICATIONS UTILITIES    GROWTH      VALUE      PORTFOLIO
                                               ------------------ ---------- ----------  ----------  -----------
ASSETS
  Investment in the portfolios, at fair value.      $161,079       $559,971  $1,188,375  $1,312,378  $84,817,368
                                                    --------       --------  ----------  ----------  -----------
  Net Assets..................................      $161,079       $559,971  $1,188,375  $1,312,378  $84,817,368
                                                    ========       ========  ==========  ==========  ===========

NET ASSETS, representing:
  Accumulation units..........................      $161,079       $559,971  $1,188,375  $1,312,378  $84,817,368
                                                    --------       --------  ----------  ----------  -----------
                                                    $161,079       $559,971  $1,188,375  $1,312,378  $84,817,368
                                                    ========       ========  ==========  ==========  ===========

  Units outstanding...........................        14,233         49,162      83,825     104,670    5,993,027
                                                    ========       ========  ==========  ==========  ===========

  Portfolio shares held.......................        18,367         15,963      23,416      37,358    5,121,822
  Portfolio net asset value per share.........      $   8.77       $  35.08  $    50.75  $    35.13  $     16.56
  Investment in portfolio shares, at cost.....      $148,584       $498,186  $  850,245  $1,006,325  $63,902,404

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                          SUBACCOUNTS
                                               -----------------------------------------------------------------
                                                                                                         AST
                                                                                                       JENNISON
                                                                             PROFUND VP  PROFUND VP   LARGE-CAP
                                                   PROFUND VP     PROFUND VP LARGE-CAP   LARGE-CAP      VALUE
                                               TELECOMMUNICATIONS UTILITIES    GROWTH      VALUE      PORTFOLIO
                                               ------------------ ---------- ----------  ----------  -----------
                                                   01/01/2013     01/01/2013 01/01/2013  01/01/2013   01/01/2013
                                                       TO             TO         TO          TO           TO
                                                   12/31/2013     12/31/2013 12/31/2013  12/31/2013   12/31/2013
                                               ------------------ ---------- ----------  ----------  -----------
INVESTMENT INCOME
  Dividend income.............................      $  3,827       $ 17,109  $    3,312  $   10,958  $         0
                                                    --------       --------  ----------  ----------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................         2,616          8,407      14,493      15,527    1,255,493

NET EXPENSES..................................         2,616          8,407      14,493      15,527    1,255,493
                                                    --------       --------  ----------  ----------  -----------

NET INVESTMENT INCOME (LOSS)..................         1,211          8,702     (11,181)     (4,569)  (1,255,493)
                                                    --------       --------  ----------  ----------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........         5,794              0           0           0            0
  Realized gain (loss) on shares redeemed.....        13,104         41,411      24,831      52,887    3,213,462
  Net change in unrealized gain (loss) on
   investments................................        (4,089)        29,987     235,938     209,553   16,406,066
                                                    --------       --------  ----------  ----------  -----------

NET GAIN (LOSS) ON INVESTMENTS................        14,809         71,398     260,769     262,440   19,619,528
                                                    --------       --------  ----------  ----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................      $ 16,020       $ 80,100  $  249,588  $  257,871  $18,364,035
                                                    ========       ========  ==========  ==========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                              WELLS FARGO  WELLS FARGO  WELLS FARGO    WELLS FARGO
AST JENNISON                                                 ADVANTAGE VT  ADVANTAGE VT ADVANTAGE VT  ADVANTAGE VT
 LARGE-CAP                                                   INTERNATIONAL OMEGA GROWTH  SMALL CAP   SMALL CAP VALUE
   GROWTH          AST BOND       AST BOND       AST BOND     EQUITY FUND      FUND     GROWTH FUND       FUND
 PORTFOLIO      PORTFOLIO 2020 PORTFOLIO 2017 PORTFOLIO 2021    CLASS 1      CLASS 1      CLASS 1        CLASS 1
------------    -------------- -------------- -------------- ------------- ------------ ------------ ---------------
$114,261,076     $30,751,032    $98,017,645    $ 81,707,172    $596,605     $1,416,984    $602,307     $1,184,928
------------     -----------    -----------    ------------    --------     ----------    --------     ----------
$114,261,076     $30,751,032    $98,017,645    $ 81,707,172    $596,605     $1,416,984    $602,307     $1,184,928
============     ===========    ===========    ============    ========     ==========    ========     ==========

$114,261,076     $30,751,032    $98,017,645    $ 81,707,172    $596,605     $1,416,984    $602,307     $1,184,928
------------     -----------    -----------    ------------    --------     ----------    --------     ----------
$114,261,076     $30,751,032    $98,017,645    $ 81,707,172    $596,605     $1,416,984    $602,307     $1,184,928
============     ===========    ===========    ============    ========     ==========    ========     ==========

   7,114,061       2,612,664      8,654,724       6,858,333      36,614        472,750      33,271         86,455
============     ===========    ===========    ============    ========     ==========    ========     ==========

   5,966,636       4,983,960      8,236,777       6,280,336     108,870         43,227      53,207        110,534
$      19.15     $      6.17    $     11.90    $      13.01    $   5.48     $    32.78    $  11.32     $    10.72
$ 83,211,525     $31,280,633    $96,103,411    $ 82,338,705    $516,175     $  905,295    $368,946     $  853,392


                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                              WELLS FARGO  WELLS FARGO  WELLS FARGO    WELLS FARGO
AST JENNISON                                                 ADVANTAGE VT  ADVANTAGE VT ADVANTAGE VT  ADVANTAGE VT
 LARGE-CAP                                                   INTERNATIONAL OMEGA GROWTH  SMALL CAP   SMALL CAP VALUE
   GROWTH          AST BOND       AST BOND       AST BOND     EQUITY FUND      FUND     GROWTH FUND       FUND
 PORTFOLIO      PORTFOLIO 2020 PORTFOLIO 2017 PORTFOLIO 2021    CLASS 1      CLASS 1      CLASS 1        CLASS 1
------------    -------------- -------------- -------------- ------------- ------------ ------------ ---------------
 01/01/2013       01/01/2013     01/01/2013     01/01/2013    01/01/2013    01/01/2013   01/01/2013    01/01/2013
     TO               TO             TO             TO            TO            TO           TO            TO
 12/31/2013       12/31/2013     12/31/2013     12/31/2013    12/31/2013    12/31/2013   12/31/2013    12/31/2013
------------    -------------- -------------- -------------- ------------- ------------ ------------ ---------------
$          0     $         0    $         0    $          0    $ 14,176     $    4,717    $      0     $   12,383
------------     -----------    -----------    ------------    --------     ----------    --------     ----------



   1,579,698         366,945      2,925,127       3,004,419      10,140         20,263       9,575         21,446

   1,579,698         366,945      2,925,127       3,004,419      10,140         20,263       9,575         21,446
------------     -----------    -----------    ------------    --------     ----------    --------     ----------

  (1,579,698)       (366,945)    (2,925,127)     (3,004,419)      4,036        (15,546)     (9,575)        (9,063)
------------     -----------    -----------    ------------    --------     ----------    --------     ----------

           0               0              0               0      29,408         97,279      28,660              0
   3,962,247        (384,439)     3,497,445       5,859,599      11,757         49,467      41,053         85,453

  26,382,795        (379,617)    (5,775,085)    (13,894,899)     54,187        260,420     156,675         84,685
------------     -----------    -----------    ------------    --------     ----------    --------     ----------

  30,345,042        (764,056)    (2,277,640)     (8,035,300)     95,352        407,166     226,388        170,138
------------     -----------    -----------    ------------    --------     ----------    --------     ----------

$ 28,765,344     $(1,131,001)   $(5,202,767)   $(11,039,719)   $ 99,388     $  391,620    $216,813     $  161,075
============     ===========    ===========    ============    ========     ==========    ========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------

                                                                                                  WELLS FARGO
                                                              AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL
                                                  AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND
                                               PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1   PORTFOLIO
                                               -------------- ---------------- ----------------- -------------- --------------
ASSETS
  Investment in the portfolios, at fair value.  $ 64,898,510    $358,116,971    $1,757,752,503     $1,674,483    $151,662,516
                                                ------------    ------------    --------------     ----------    ------------
  Net Assets..................................  $ 64,898,510    $358,116,971    $1,757,752,503     $1,674,483    $151,662,516
                                                ============    ============    ==============     ==========    ============

NET ASSETS, representing:
  Accumulation units..........................  $ 64,898,510    $358,116,971    $1,757,752,503     $1,674,483    $151,662,516
                                                ------------    ------------    --------------     ----------    ------------
                                                $ 64,898,510    $358,116,971    $1,757,752,503     $1,674,483    $151,662,516
                                                ============    ============    ==============     ==========    ============

  Units outstanding...........................     5,949,622      30,084,374       159,964,208        106,769      14,766,580
                                                ============    ============    ==============     ==========    ============

  Portfolio shares held.......................     5,561,141      28,741,330       153,515,502         64,132      14,361,981
  Portfolio net asset value per share.........  $      11.67    $      12.46    $        11.45     $    26.11    $      10.56
  Investment in portfolio shares, at cost.....  $ 68,313,167    $291,176,059    $1,534,650,657     $1,093,697    $152,699,914

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------

                                                                                                  WELLS FARGO
                                                              AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL
                                                  AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND
                                               PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1   PORTFOLIO
                                               -------------- ---------------- ----------------- -------------- --------------
                                                 01/01/2013      01/01/2013       01/01/2013       01/01/2013     01/01/2013
                                                     TO              TO               TO               TO             TO
                                                 12/31/2013      12/31/2013       12/31/2013       12/31/2013     12/31/2013
                                               -------------- ---------------- ----------------- -------------- --------------
INVESTMENT INCOME
  Dividend income.............................  $          0    $          0    $            0     $    7,397    $          0
                                                ------------    ------------    --------------     ----------    ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     2,173,071       4,476,124        26,630,610         28,531       1,926,260

NET EXPENSES..................................     2,173,071       4,476,124        26,630,610         28,531       1,926,260
                                                ------------    ------------    --------------     ----------    ------------

NET INVESTMENT INCOME (LOSS)..................    (2,173,071)     (4,476,124)      (26,630,610)       (21,134)     (1,926,260)
                                                ------------    ------------    --------------     ----------    ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0               0                 0              0               0
  Realized gain (loss) on shares redeemed.....     1,702,554       1,213,091        10,847,253         82,825         261,046
  Net change in unrealized gain (loss) on
   investments................................   (10,867,728)     53,364,593       153,604,948        349,719      (3,882,280)
                                                ------------    ------------    --------------     ----------    ------------

NET GAIN (LOSS) ON INVESTMENTS................    (9,165,174)     54,577,684       164,452,201        432,544      (3,621,234)
                                                ------------    ------------    --------------     ----------    ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $(11,338,245)   $ 50,101,560    $  137,821,591     $  411,410    $ (5,547,494)
                                                ============    ============    ==============     ==========    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                               AST FRANKLIN
                                TEMPLETON         AST NEW      AST WESTERN     AST MFS                       AST AQR
AST NEUBERGER                 FOUNDING FUNDS  DISCOVERY ASSET ASSET EMERGING  LARGE-CAP                  EMERGING MARKETS
 BERMAN CORE      AST BOND      ALLOCATION      ALLOCATION     MARKETS DEBT     VALUE        AST BOND         EQUITY
BOND PORTFOLIO PORTFOLIO 2023   PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO   PORTFOLIO 2024    PORTFOLIO
-------------- -------------- --------------  --------------- -------------- -----------  -------------- ----------------
 $38,272,267    $199,986,371  $3,294,489,549   $383,555,152     $1,403,999   $15,935,520   $63,243,893      $1,183,784
 -----------    ------------  --------------   ------------     ----------   -----------   -----------      ----------
 $38,272,267    $199,986,371  $3,294,489,549   $383,555,152     $1,403,999   $15,935,520   $63,243,893      $1,183,784
 ===========    ============  ==============   ============     ==========   ===========   ===========      ==========

 $38,272,267    $199,986,371  $3,294,489,549   $383,555,152     $1,403,999   $15,935,520   $63,243,893      $1,183,784
 -----------    ------------  --------------   ------------     ----------   -----------   -----------      ----------
 $38,272,267    $199,986,371  $3,294,489,549   $383,555,152     $1,403,999   $15,935,520   $63,243,893      $1,183,784
 ===========    ============  ==============   ============     ==========   ===========   ===========      ==========

   3,858,589      21,962,329     250,382,552     31,972,895        149,931     1,182,619     7,249,026         116,897
 ===========    ============  ==============   ============     ==========   ===========   ===========      ==========

   3,719,365      21,029,061     243,495,163     31,285,086        146,250     1,154,748     7,098,080         115,604
 $     10.29    $       9.51  $        13.53   $      12.26     $     9.60   $     13.80   $      8.91      $    10.24
 $38,588,386    $205,992,791  $2,633,462,488   $332,408,418     $1,463,638   $14,051,580   $65,152,479      $1,160,482


                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                               AST FRANKLIN
                                TEMPLETON         AST NEW      AST WESTERN     AST MFS                       AST AQR
AST NEUBERGER                 FOUNDING FUNDS  DISCOVERY ASSET ASSET EMERGING  LARGE-CAP                  EMERGING MARKETS
 BERMAN CORE      AST BOND      ALLOCATION      ALLOCATION     MARKETS DEBT     VALUE        AST BOND         EQUITY
BOND PORTFOLIO PORTFOLIO 2023   PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO   PORTFOLIO 2024    PORTFOLIO
-------------- -------------- --------------  --------------- -------------- -----------  -------------- ----------------
  01/01/2013     01/01/2013     01/01/2013      01/01/2013      01/01/2013    01/01/2013   01/02/2013*     02/25/2013*
      TO             TO             TO              TO              TO            TO            TO              TO
  12/31/2013     12/31/2013     12/31/2013      12/31/2013      12/31/2013    12/31/2013    12/31/2013      12/31/2013
-------------- -------------- --------------  --------------- -------------- -----------  -------------- ----------------
 $         0    $          0  $            0   $          0     $        0   $         0   $         0      $        0
 -----------    ------------  --------------   ------------     ----------   -----------   -----------      ----------

     649,415       2,950,258      49,114,991      4,481,318         16,548       120,298       798,583           4,605

     649,415       2,950,258      49,114,991      4,481,318         16,548       120,298       798,583           4,605
 -----------    ------------  --------------   ------------     ----------   -----------   -----------      ----------

    (649,415)     (2,950,258)    (49,114,991)    (4,481,318)       (16,548)     (120,298)     (798,583)         (4,605)
 -----------    ------------  --------------   ------------     ----------   -----------   -----------      ----------

           0               0               0              0              0             0             0               0
     (22,660)     (5,518,193)     29,019,151      3,247,233        (50,609)      179,277    (1,642,041)         (1,248)

  (1,082,156)     (6,190,709)    616,326,369     44,858,695        (66,215)    1,869,803    (1,908,586)         23,302
 -----------    ------------  --------------   ------------     ----------   -----------   -----------      ----------

  (1,104,816)    (11,708,902)    645,345,520     48,105,928       (116,824)    2,049,080    (3,550,627)         22,054
 -----------    ------------  --------------   ------------     ----------   -----------   -----------      ----------

 $(1,754,231)   $(14,659,160) $  596,230,529   $ 43,624,610     $ (133,372)  $ 1,928,782   $(4,349,210)     $   17,449
 ===========    ============  ==============   ============     ==========   ===========   ===========      ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                      SUBACCOUNTS
                                               --------------------------------------------------------
                                                     AST            AST           AST           AST
                                                 CLEARBRIDGE    QMA EMERGING  MULTI-SECTOR   BLACKROCK
                                               DIVIDEND GROWTH MARKETS EQUITY FIXED INCOME  ISHARES ETF
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                               --------------- -------------- ------------  -----------
ASSETS
  Investment in the portfolios, at fair value.   $17,800,424      $466,762    $695,653,918  $86,639,115
                                                 -----------      --------    ------------  -----------
  Net Assets..................................   $17,800,424      $466,762    $695,653,918  $86,639,115
                                                 ===========      ========    ============  ===========

NET ASSETS, representing:
  Accumulation units..........................   $17,800,424      $466,762    $695,653,918  $86,639,115
                                                 -----------      --------    ------------  -----------
                                                 $17,800,424      $466,762    $695,653,918  $86,639,115
                                                 ===========      ========    ============  ===========

  Units outstanding...........................     1,526,307        48,486      73,129,351    8,247,457
                                                 ===========      ========    ============  ===========

  Portfolio shares held.......................     1,504,685        47,922      71,939,392    8,158,109
  Portfolio net asset value per share.........   $     11.83      $   9.74    $       9.67  $     10.62
  Investment in portfolio shares, at cost.....   $16,641,989      $460,192    $691,771,540  $82,814,057

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                      SUBACCOUNTS
                                               --------------------------------------------------------
                                                     AST            AST           AST           AST
                                                 CLEARBRIDGE    QMA EMERGING  MULTI-SECTOR   BLACKROCK
                                               DIVIDEND GROWTH MARKETS EQUITY FIXED INCOME  ISHARES ETF
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                               --------------- -------------- ------------  -----------
                                                 02/25/2013*    02/25/2013*   02/25/2013*   04/29/2013*
                                                     TO              TO            TO           TO
                                                 12/31/2013      12/31/2013    12/31/2013   12/31/2013
                                               --------------- -------------- ------------  -----------
INVESTMENT INCOME
  Dividend income.............................   $         0      $      0    $          0  $         0
                                                 -----------      --------    ------------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................        96,396         2,023       3,378,731      475,341

NET EXPENSES..................................        96,396         2,023       3,378,731      475,341
                                                 -----------      --------    ------------  -----------

NET INVESTMENT INCOME (LOSS)..................       (96,396)       (2,023)     (3,378,731)    (475,341)
                                                 -----------      --------    ------------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0             0               0            0
  Realized gain (loss) on shares redeemed.....        54,692        (1,053)        (31,378)      51,320
  Net change in unrealized gain (loss) on
   investments................................     1,158,435         6,570       3,882,378    3,825,057
                                                 -----------      --------    ------------  -----------

NET GAIN (LOSS) ON INVESTMENTS................     1,213,127         5,517       3,851,000    3,876,377
                                                 -----------      --------    ------------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 1,116,731      $  3,494    $    472,269  $ 3,401,036
                                                 ===========      ========    ============  ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                            SUBACCOUNTS (CONTINUED)
           ---------------------------------------------------------
                  AST               AST           AST         AST
           FRANKLIN TEMPLETON DEFENSIVE ASSET     AQR         QMA
             FOUNDING FUNDS     ALLOCATION     LARGE-CAP   LARGE-CAP
             PLUS PORTFOLIO      PORTFOLIO     PORTFOLIO   PORTFOLIO
           ------------------ --------------- ----------- -----------
              $349,717,516      $80,066,451    $765,666    $135,655
              ------------      -----------    --------    --------
              $349,717,516      $80,066,451    $765,666    $135,655
              ============      ===========    ========    ========

              $349,717,516      $80,066,451    $765,666    $135,655
              ------------      -----------    --------    --------
              $349,717,516      $80,066,451    $765,666    $135,655
              ============      ===========    ========    ========

                32,310,421        8,260,335      65,727      11,602
              ============      ===========    ========    ========

                31,966,866        8,170,046      65,052      11,486
              $      10.94      $      9.80    $  11.77    $  11.81
              $330,297,288      $78,805,110    $716,186    $127,392


                            SUBACCOUNTS (CONTINUED)
           ---------------------------------------------------------
                  AST               AST           AST         AST
           FRANKLIN TEMPLETON DEFENSIVE ASSET     AQR         QMA
             FOUNDING FUNDS     ALLOCATION     LARGE-CAP   LARGE-CAP
             PLUS PORTFOLIO      PORTFOLIO     PORTFOLIO   PORTFOLIO
           ------------------ --------------- ----------- -----------
              04/29/2013*       04/29/2013*   04/29/2013* 04/29/2013*
                   TO               TO            TO          TO
               12/31/2013       12/31/2013    12/31/2013  12/31/2013
           ------------------ --------------- ----------- -----------
              $          0      $         0    $      0    $      0
              ------------      -----------    --------    --------



                 1,755,379          459,862       3,614         410

                 1,755,379          459,862       3,614         410
              ------------      -----------    --------    --------

                (1,755,379)        (459,862)     (3,614)       (410)
              ------------      -----------    --------    --------

                         0                0           0           0
                   119,709          121,572      10,275         131

                19,420,228        1,261,341      49,479       8,263
              ------------      -----------    --------    --------

                19,539,937        1,382,913      59,754       8,394
              ------------      -----------    --------    --------

              $ 17,784,558      $   923,051    $ 56,140    $  7,984
              ============      ===========    ========    ========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------
                                  PRUDENTIAL MONEY MARKET   PRUDENTIAL DIVERSIFIED BOND      PRUDENTIAL EQUITY
                                         PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                --------------------------  --------------------------  --------------------------
                                 01/01/2013    01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012
                                     TO            TO            TO            TO            TO            TO
                                 12/31/2013    12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012
                                ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (2,376,958) $ (2,762,929) $  5,381,497  $  6,955,203  $ (2,880,909) $ (1,635,441)
  Capital gains distributions
   received....................            0             0     6,013,507    10,125,578             0             0
  Realized gain (loss) on
   shares redeemed.............            0             0       888,726     1,751,422     4,260,364      (450,871)
  Net change in unrealized
   gain (loss) on
   investments.................            0             0   (16,832,553)    1,506,248    53,383,902    24,037,300
                                ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   (2,376,958)   (2,762,929)   (4,548,823)   20,338,451    54,763,357    21,950,988
                                ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    1,793,401     2,041,766       790,150       765,574       932,130       672,100
  Annuity Payments.............   (1,741,326)   (1,291,176)   (2,192,738)   (1,262,016)     (830,733)     (494,792)
  Surrenders, withdrawals
   and death benefits..........  (36,447,614)  (43,665,352)  (23,753,121)  (23,423,231)  (21,703,775)  (22,131,787)
  Net transfers between
   other subaccounts or
   fixed rate option...........   12,374,173    15,665,164    (5,337,284)    2,594,883    (3,796,469)   (3,201,071)
  Other charges................     (214,921)     (244,169)      (73,966)      (79,436)     (191,592)     (210,685)
                                ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (24,236,287)  (27,493,767)  (30,566,959)  (21,404,226)  (25,590,439)  (25,366,235)
                                ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (26,613,245)  (30,256,696)  (35,115,782)   (1,065,775)   29,172,918    (3,415,247)

NET ASSETS
  Beginning of period..........  177,543,306   207,800,002   229,314,392   230,380,167   184,957,576   188,372,823
                                ------------  ------------  ------------  ------------  ------------  ------------
  End of period................ $150,930,061  $177,543,306  $194,198,610  $229,314,392  $214,130,494  $184,957,576
                                ============  ============  ============  ============  ============  ============

  Beginning units..............  149,308,419   171,806,696    93,666,356   102,709,902    90,862,124   103,849,001
                                ------------  ------------  ------------  ------------  ------------  ------------
  Units issued.................   45,284,597    44,658,576     5,597,971     4,963,162     2,064,252     2,382,008
  Units redeemed...............  (66,610,165)  (67,156,853)  (18,257,398)  (14,006,708)  (13,001,305)  (15,368,885)
                                ------------  ------------  ------------  ------------  ------------  ------------
  Ending units.................  127,982,851   149,308,419    81,006,929    93,666,356    79,925,071    90,862,124
                                ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                          SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
PRUDENTIAL FLEXIBLE MANAGED    PRUDENTIAL CONSERVATIVE       PRUDENTIAL VALUE       PRUDENTIAL HIGH YIELD BOND
        PORTFOLIO                BALANCED PORTFOLIO              PORTFOLIO                   PORTFOLIO
--------------------------    ------------------------  --------------------------  --------------------------
 01/01/2013     01/01/2012     01/01/2013   01/01/2012   01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO             TO             TO           TO           TO            TO            TO            TO
 12/31/2013     12/31/2012     12/31/2013   12/31/2012   12/31/2013    12/31/2012    12/31/2013    12/31/2012
-----------    -----------    -----------  -----------  ------------  ------------  ------------  ------------
$  (192,424)   $    72,846    $  (275,704) $   140,790  $ (4,585,437) $ (1,541,613) $ 10,045,945  $ 11,872,548

          0              0              0            0             0             0             0             0

    284,777         21,651        705,139      323,377     6,006,421    (4,043,300)      317,096         1,052

  2,251,002      1,448,626      2,261,008    1,415,793    79,525,938    40,060,312     1,111,064    14,429,761
-----------    -----------    -----------  -----------  ------------  ------------  ------------  ------------

  2,343,355      1,543,123      2,690,443    1,879,960    80,946,922    34,475,399    11,474,105    26,303,361
-----------    -----------    -----------  -----------  ------------  ------------  ------------  ------------

     91,754         26,229         84,148       35,297     1,674,116     1,009,063       729,034       689,985
   (177,995)       (52,595)      (216,442)     (60,218)   (1,055,903)   (1,126,016)     (698,237)     (976,907)

 (1,892,627)    (1,289,182)    (2,913,919)  (2,392,411)  (33,748,891)  (32,813,037)  (26,835,282)  (27,089,263)

    428,306       (299,371)       393,363      (92,652)   (7,917,441)   (7,203,784)    1,114,721    (2,110,172)
          0           (136)             0         (138)     (457,771)     (475,238)     (287,507)     (333,500)
-----------    -----------    -----------  -----------  ------------  ------------  ------------  ------------

 (1,550,562)    (1,615,055)    (2,652,850)  (2,510,122)  (41,505,890)  (40,609,012)  (25,977,271)  (29,819,857)
-----------    -----------    -----------  -----------  ------------  ------------  ------------  ------------

    792,793        (71,932)        37,593     (630,162)   39,441,032    (6,133,613)  (14,503,166)   (3,516,496)

 13,486,934     13,558,866     19,598,026   20,228,188   276,926,980   283,060,593   215,814,395   219,330,891
-----------    -----------    -----------  -----------  ------------  ------------  ------------  ------------
$14,279,727    $13,486,934    $19,635,619  $19,598,026  $316,368,012  $276,926,980  $201,311,229  $215,814,395
===========    ===========    ===========  ===========  ============  ============  ============  ============

  6,313,280      7,096,022      9,348,598   10,584,191   133,539,907   154,554,980    53,646,031    59,815,434
-----------    -----------    -----------  -----------  ------------  ------------  ------------  ------------
    343,765         98,925        410,318       86,362     3,308,104     3,910,043     3,032,114     3,528,656
 (1,015,448)      (881,667)    (1,581,837)  (1,321,955)  (20,822,349)  (24,925,116)   (9,205,577)   (9,698,059)
-----------    -----------    -----------  -----------  ------------  ------------  ------------  ------------
  5,641,597      6,313,280      8,177,079    9,348,598   116,025,662   133,539,907    47,472,568    53,646,031
===========    ===========    ===========  ===========  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                 SUBACCOUNTS
                                ----------------------------------------------------------------------------------
                                 PRUDENTIAL NATURAL RESOURCES   PRUDENTIAL STOCK INDEX        PRUDENTIAL GLOBAL
                                       PORTFOLIO                       PORTFOLIO                  PORTFOLIO
                                ----------------------------  --------------------------  ------------------------
                                01/01/2013      01/01/2012     01/01/2013    01/01/2012    01/01/2013   01/01/2012
                                    TO              TO             TO            TO            TO           TO
                                12/31/2013      12/31/2012     12/31/2013    12/31/2012    12/31/2013   12/31/2012
                                ----------      -----------   ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $ (110,093)    $   (83,954)   $ (4,451,754) $    611,058  $  (938,349) $    75,233
  Capital gains distributions
   received....................          0         722,713               0       856,145            0            0
  Realized gain (loss) on
   shares redeemed.............     29,161          96,612      11,316,689     3,585,959    1,201,406     (305,871)
  Net change in unrealized
   gain (loss) on
   investments.................    738,728      (1,055,659)     71,205,071    32,077,092   14,066,398    9,095,692
                                 ----------     -----------   ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    657,796        (320,288)     78,070,006    37,130,254   14,329,455    8,865,054
                                 ----------     -----------   ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................      9,037           6,449       1,452,457       742,400      384,803      238,839
  Annuity Payments.............       (121)              0      (1,127,568)     (962,327)    (137,794)    (620,738)
  Surrenders, withdrawals
   and death benefits..........   (703,833)     (1,195,795)    (33,388,568)  (29,442,098)  (6,403,990)  (6,595,180)
  Net transfers between
   other subaccounts or
   fixed rate option...........   (187,949)       (420,850)     (4,257,028)   (7,134,414)    (454,451)  (1,249,033)
  Other charges................          0               0        (416,022)     (444,171)     (83,842)     (89,468)
                                 ----------     -----------   ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (882,866)     (1,610,196)    (37,736,729)  (37,240,610)  (6,695,274)  (8,315,580)
                                 ----------     -----------   ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (225,070)     (1,930,484)     40,333,277      (110,356)   7,634,181      549,474

NET ASSETS
  Beginning of period..........  8,074,578      10,005,062     276,210,154   276,320,510   59,621,816   59,072,342
                                 ----------     -----------   ------------  ------------  -----------  -----------
  End of period................ $7,849,508     $ 8,074,578    $316,543,431  $276,210,154  $67,255,997  $59,621,816
                                 ==========     ===========   ============  ============  ===========  ===========

  Beginning units..............  1,128,485       1,344,833     148,556,457   169,900,405   34,277,423   39,339,355
                                 ----------     -----------   ------------  ------------  -----------  -----------
  Units issued.................     36,020          52,257       5,997,803     4,146,405    1,420,601    1,380,884
  Units redeemed...............   (155,319)       (268,605)    (23,690,091)  (25,490,353)  (4,823,723)  (6,442,816)
                                 ----------     -----------   ------------  ------------  -----------  -----------
  Ending units.................  1,009,186       1,128,485     130,864,169   148,556,457   30,874,301   34,277,423
                                 ==========     ===========   ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                                         SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
    PRUDENTIAL JENNISON       PRUDENTIAL SMALL CAPITALIZATION T. ROWE PRICE INTERNATIONAL T. ROWE PRICE EQUITY INCOME
         PORTFOLIO                 STOCK PORTFOLIO                 STOCK PORTFOLIO                PORTFOLIO
--------------------------    ------------------------------  --------------------------  --------------------------
 01/01/2013    01/01/2012      01/01/2013      01/01/2012      01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO            TO              TO              TO              TO            TO            TO            TO
 12/31/2013    12/31/2012      12/31/2013      12/31/2012      12/31/2013    12/31/2012    12/31/2013    12/31/2012
------------  ------------     -----------     -----------    -----------   -----------   -----------   -----------
$ (4,155,356) $ (3,626,357)   $  (842,357)    $  (426,023)    $  (116,677)  $   (37,128)  $   107,551   $   497,392
           0             0              0       2,745,086               0             0             0             0
  12,469,452     7,556,683      2,231,806         799,734         324,802         6,086     1,965,147       767,223
  79,606,087    33,680,382     18,446,122       4,159,755       2,345,874     3,323,946    16,029,353     8,390,902
------------  ------------     -----------     -----------    -----------   -----------   -----------   -----------

  87,920,183    37,610,708     19,835,571       7,278,552       2,553,999     3,292,904    18,102,051     9,655,517
------------  ------------     -----------     -----------    -----------   -----------   -----------   -----------

   1,108,901       923,634        219,177         174,245          53,237        52,784       233,499       158,323
    (850,157)     (510,673)       (82,503)       (136,539)       (131,088)      (94,026)     (385,577)     (644,282)
 (28,486,834)  (29,292,040)    (6,212,793)     (5,218,916)     (1,942,515)   (1,931,089)   (5,922,199)   (6,988,633)
  (7,097,283)   (7,324,523)       199,926      (1,611,541)        315,178      (443,774)      303,991       293,941
    (300,537)     (334,231)       (15,878)        (17,468)         (7,190)       (7,269)      (23,190)      (26,784)
------------  ------------     -----------     -----------    -----------   -----------   -----------   -----------

 (35,625,910)  (36,537,833)    (5,892,071)     (6,810,219)     (1,712,378)   (2,423,374)   (5,793,476)   (7,207,435)
------------  ------------     -----------     -----------    -----------   -----------   -----------   -----------

  52,294,273     1,072,875     13,943,500         468,333         841,621       869,530    12,308,575     2,448,082

 264,877,751   263,804,876     53,498,901      53,030,568      21,529,410    20,659,880    67,181,900    64,733,818
------------  ------------     -----------     -----------    -----------   -----------   -----------   -----------
$317,172,024  $264,877,751    $67,442,401     $53,498,901     $22,371,031   $21,529,410   $79,490,475   $67,181,900
============  ============     ===========     ===========    ===========   ===========   ===========   ===========

 136,588,442   156,398,185     16,924,329      19,186,425      14,598,599    16,365,412    28,066,857    31,233,374
------------  ------------     -----------     -----------    -----------   -----------   -----------   -----------
   3,814,990     4,260,537      1,062,623         594,842       1,083,433       749,073     1,582,316     1,450,299
 (19,834,202)  (24,070,280)    (2,630,564)     (2,856,938)     (2,200,749)   (2,515,886)   (3,699,161)   (4,616,816)
------------  ------------     -----------     -----------    -----------   -----------   -----------   -----------
 120,569,230   136,588,442     15,356,388      16,924,329      13,481,283    14,598,599    25,950,012    28,066,857
============  ============     ===========     ===========    ===========   ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------
                                                                JANUS ASPEN JANUS        JANUS ASPEN OVERSEAS
                                 INVESCO V.I. CORE EQUITY   PORTFOLIO - INSTITUTIONAL  PORTFOLIO - INSTITUTIONAL
                                           FUND                      SHARES                     SHARES
                                --------------------------  ------------------------  --------------------------
                                 01/01/2013    01/01/2012    01/01/2013   01/01/2012   01/01/2013    01/01/2012
                                     TO            TO            TO           TO           TO            TO
                                 12/31/2013    12/31/2012    12/31/2013   12/31/2012   12/31/2013    12/31/2012
                                ------------  ------------  -----------  -----------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $    (14,643) $   (388,614) $  (360,673) $  (477,879) $  1,618,081  $   (685,385)
  Capital gains distributions
   received....................            0             0            0      952,992             0    10,208,322
  Realized gain (loss) on
   shares redeemed.............    3,530,675     2,083,135    1,050,226     (125,204)    2,422,841     2,554,356
  Net change in unrealized
   gain (loss) on
   investments.................   18,753,602     8,487,449   14,195,837    8,371,136     7,412,332      (984,268)
                                ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   22,269,634    10,181,970   14,885,390    8,721,045    11,453,254    11,093,025
                                ------------  ------------  -----------  -----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................      135,341       205,417      227,389      112,347       530,726       107,990
  Annuity Payments.............     (417,804)     (848,154)    (184,438)    (211,997)     (414,520)     (465,716)
  Surrenders, withdrawals
   and death benefits..........   (8,651,618)   (8,356,993)  (5,469,357)  (4,580,337)   (8,188,754)   (8,877,824)
  Net transfers between
   other subaccounts or
   fixed rate option...........   (1,298,321)   (2,453,515)  (1,542,262)  (1,154,384)   (3,104,228)   (2,802,381)
  Other charges................      (37,396)      (43,083)     (27,367)     (31,455)      (34,179)      (41,612)
                                ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (10,269,798)  (11,496,328)  (6,996,035)  (5,865,826)  (11,210,955)  (12,079,543)
                                ------------  ------------  -----------  -----------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   11,999,836    (1,314,358)   7,889,355    2,855,219       242,299      (986,518)

NET ASSETS
  Beginning of period..........   85,179,978    86,494,336   55,619,843   52,764,624    95,789,817    96,776,335
                                ------------  ------------  -----------  -----------  ------------  ------------
  End of period................ $ 97,179,814  $ 85,179,978  $63,509,198  $55,619,843  $ 96,032,116  $ 95,789,817
                                ============  ============  ===========  ===========  ============  ============

  Beginning units..............   43,197,523    49,252,234   31,862,550   35,341,455    28,534,247    32,274,129
                                ------------  ------------  -----------  -----------  ------------  ------------
  Units issued.................      821,168       614,775      494,754      835,941       847,811     1,544,531
  Units redeemed...............   (5,341,975)   (6,669,486)  (4,047,225)  (4,314,846)   (4,051,258)   (5,284,413)
                                ------------  ------------  -----------  -----------  ------------  ------------
  Ending units.................   38,676,716    43,197,523   28,310,079   31,862,550    25,330,800    28,534,247
                                ============  ============  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                        SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
                                                                                  FTVIP FRANKLIN SMALL-MID CAP
MFS(R) RESEARCH SERIES -       MFS(R) GROWTH SERIES -                                 GROWTH SECURITIES
      INITIAL CLASS                 INITIAL CLASS             VP VALUE FUND            FUND - CLASS 2
------------------------      ------------------------  ------------------------  ---------------------------
 01/01/2013     01/01/2012     01/01/2013   01/01/2012   01/01/2013   01/01/2012   01/01/2013     01/01/2012
     TO             TO             TO           TO           TO           TO           TO             TO
 12/31/2013     12/31/2012     12/31/2013   12/31/2012   12/31/2013   12/31/2012   12/31/2013     12/31/2012
-----------    -----------    -----------  -----------  -----------  -----------   -----------   -----------
$  (213,047)   $  (106,012)   $  (668,327) $  (741,216) $    70,043  $   126,728  $  (384,966)   $  (365,809)
     49,421              0        426,007            0            0            0    1,773,937      1,860,334
    762,844        528,217      2,131,378    1,200,185      565,316     (194,655)     440,543        (34,897)
  4,680,625      2,135,192     15,474,041    7,264,166    6,520,687    3,099,988    6,680,735        903,010
-----------    -----------    -----------  -----------  -----------  -----------   -----------   -----------

  5,279,843      2,557,397     17,363,099    7,723,135    7,156,046    3,032,061    8,510,249      2,362,638
-----------    -----------    -----------  -----------  -----------  -----------   -----------   -----------

     98,274         55,055        269,211      147,991       72,918       53,967       50,200         29,542
    (86,734)      (122,162)      (216,130)    (160,001)     (59,358)     (22,022)    (131,235)       (36,293)
 (1,461,249)    (1,934,430)    (4,881,050)  (4,622,031)  (2,419,308)  (2,412,062)  (2,681,040)    (2,271,681)
    236,546        165,341       (241,212)  (1,450,121)   1,575,688     (838,635)    (499,298)      (725,055)
     (7,004)        (8,721)       (24,611)     (28,134)      (7,921)      (8,915)     (10,870)       (11,714)
-----------    -----------    -----------  -----------  -----------  -----------   -----------   -----------

 (1,220,167)    (1,844,917)    (5,093,792)  (6,112,296)    (837,981)  (3,227,667)  (3,272,243)    (3,015,201)
-----------    -----------    -----------  -----------  -----------  -----------   -----------   -----------

  4,059,676        712,480     12,269,307    1,610,839    6,318,065     (195,606)   5,238,006       (652,563)

 17,640,076     16,927,596     52,205,539   50,594,700   24,485,286   24,680,892   25,078,915     25,731,478
-----------    -----------    -----------  -----------  -----------  -----------   -----------   -----------
$21,699,752    $17,640,076    $64,474,846  $52,205,539  $30,803,351  $24,485,286   30,316,921    $25,078,915
===========    ===========    ===========  ===========  ===========  ===========   ===========   ===========

  9,422,324     10,468,369     27,447,081   30,886,054   10,985,367   12,508,696   13,253,331     14,859,811
-----------    -----------    -----------  -----------  -----------  -----------   -----------   -----------
    803,697        722,311      1,178,387      870,028    1,371,823      325,335      651,842        439,834
 (1,342,585)    (1,768,356)    (3,507,876)  (4,309,001)  (1,720,779)  (1,848,664)  (2,174,443)    (2,046,314)
-----------    -----------    -----------  -----------  -----------  -----------   -----------   -----------
  8,883,436      9,422,324     25,117,592   27,447,081   10,636,411   10,985,367   11,730,730     13,253,331
===========    ===========    ===========  ===========  ===========  ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                 SUBACCOUNTS
                                ----------------------------------------------------------------------------
                                                                                        ALLIANCEBERNSTEIN
                                PRUDENTIAL JENNISON 20/20                               LARGE CAP GROWTH
                                     FOCUS PORTFOLIO        DAVIS VALUE PORTFOLIO       PORTFOLIO CLASS B
                                ------------------------  ------------------------  ------------------------
                                 01/01/2013   01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012
                                     TO           TO           TO           TO           TO           TO
                                 12/31/2013   12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012
                                -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $  (699,245) $  (688,370) $  (162,887) $    46,519  $   (84,944) $   (73,713)
  Capital gains distributions
   received....................           0    1,728,644    2,070,853    1,617,612            0            0
  Realized gain (loss) on
   shares redeemed.............   2,458,494    1,526,303      736,206      252,071      328,966      128,319
  Net change in unrealized
   gain (loss) on
   investments.................  10,614,467    1,869,147    5,303,737    1,176,954    1,603,892      628,159
                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................  12,373,716    4,435,724    7,947,909    3,093,156    1,847,914      682,765
                                -----------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     403,621       54,833      106,459       11,012       42,144        4,303
  Annuity Payments.............    (246,693)    (136,013)    (151,310)    (135,994)     (18,489)     (83,828)
  Surrenders, withdrawals
   and death benefits..........  (5,063,369)  (4,933,771)  (2,561,381)  (2,943,158)    (772,625)    (560,500)
  Net transfers between
   other subaccounts or
   fixed rate option...........  (1,721,611)    (578,337)  (1,450,881)  (1,404,128)     833,807      701,563
  Other charges................     (16,408)     (19,127)      (8,218)      (9,461)      (1,550)      (1,973)
                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (6,644,460)  (5,612,415)  (4,065,331)  (4,481,729)      83,287       59,565
                                -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   5,729,256   (1,176,691)   3,882,578   (1,388,573)   1,931,201      742,330

NET ASSETS
  Beginning of period..........  46,982,908   48,159,599   26,877,517   28,266,090    5,274,054    4,531,724
                                -----------  -----------  -----------  -----------  -----------  -----------
  End of period................ $52,712,164  $46,982,908  $30,760,095  $26,877,517  $ 7,205,255  $ 5,274,054
                                ===========  ===========  ===========  ===========  ===========  ===========

  Beginning units..............  25,911,417   29,075,628   23,262,060   27,280,316    7,752,620    7,628,132
                                -----------  -----------  -----------  -----------  -----------  -----------
  Units issued.................   1,191,999    1,936,029      383,690      476,324    1,811,129    1,898,769
  Units redeemed...............  (4,409,260)  (5,100,240)  (3,414,157)  (4,494,580)  (1,724,390)  (1,774,281)
                                -----------  -----------  -----------  -----------  -----------  -----------
  Ending units.................  22,694,156   25,911,417   20,231,593   23,262,060    7,839,359    7,752,620
                                ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                          SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                                                 PRUDENTIAL SP
PRUDENTIAL SP SMALL CAP VALUE      JANUS ASPEN JANUS       PRUDENTIAL U.S. EMERGING   PRUDENTIAL SP INTERNATIONAL
         PORTFOLIO             PORTFOLIO - SERVICE SHARES      GROWTH PORTFOLIO           GROWTH PORTFOLIO
----------------------------   ------------------------   --------------------------  --------------------------
 01/01/2013     01/01/2012      01/01/2013    01/01/2012   01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO             TO              TO            TO           TO            TO            TO            TO
 12/31/2013     12/31/2012      12/31/2013    12/31/2012   12/31/2013    12/31/2012    12/31/2013    12/31/2012
------------   ------------    -----------   -----------  ------------  ------------  -----------   -----------
$ (1,746,279)  $ (1,185,286)   $  (114,786)  $  (136,725) $ (2,108,151) $ (1,564,440) $  (685,902)  $  (416,940)

           0              0              0       192,952             0     9,152,392            0             0

   5,557,886      1,336,669        670,788       475,134     5,814,409     4,243,995     (692,729)   (2,365,372)

  29,068,408     13,588,234      2,282,114     1,181,907    27,105,354     6,602,451    8,050,153    10,740,720
------------   ------------    -----------   -----------  ------------  ------------  -----------   -----------

  32,880,015     13,739,617      2,838,116     1,713,268    30,811,612    18,434,398    6,671,522     7,958,408
------------   ------------    -----------   -----------  ------------  ------------  -----------   -----------

     643,597        276,918         52,720        39,915       796,751       305,857      273,773       248,843
    (195,503)      (216,837)             0        (4,387)     (330,383)     (280,692)     (25,976)      (81,845)

 (13,454,148)   (12,584,478)    (1,634,448)   (1,519,079)  (15,203,068)  (15,884,843)  (5,874,094)   (4,861,333)

  (3,789,269)    (3,881,605)       (25,913)     (165,119)   (2,883,687)   (5,432,697)    (175,850)   (1,953,836)
    (286,549)      (296,384)       (33,858)      (35,750)     (354,566)     (384,133)    (109,996)     (120,213)
------------   ------------    -----------   -----------  ------------  ------------  -----------   -----------

 (17,081,872)   (16,702,386)    (1,641,499)   (1,684,420)  (17,974,953)  (21,676,508)  (5,912,143)   (6,768,384)
------------   ------------    -----------   -----------  ------------  ------------  -----------   -----------

  15,798,143     (2,962,769)     1,196,617        28,848    12,836,659    (3,242,110)     759,379     1,190,024

 100,418,221    103,380,990     10,868,128    10,839,280   124,761,094   128,003,204   42,781,603    41,591,579
------------   ------------    -----------   -----------  ------------  ------------  -----------   -----------
$116,216,364   $100,418,221    $12,064,745   $10,868,128  $137,597,753  $124,761,094  $43,540,982   $42,781,603
============   ============    ===========   ===========  ============  ============  ===========   ===========

  52,822,318     62,060,033      9,525,693    11,018,784    59,367,402    69,627,130   30,107,489    35,231,858
------------   ------------    -----------   -----------  ------------  ------------  -----------   -----------
   1,699,969      1,465,632        262,326       427,897     1,988,776     2,419,226    1,559,455     1,519,705
  (9,323,400)   (10,703,347)    (1,563,413)   (1,920,988)   (9,492,403)  (12,678,954)  (5,315,037)   (6,644,074)
------------   ------------    -----------   -----------  ------------  ------------  -----------   -----------
  45,198,887     52,822,318      8,224,606     9,525,693    51,863,775    59,367,402   26,351,907    30,107,489
============   ============    ===========   ===========  ============  ============  ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                     SUBACCOUNTS
                                --------------------------------------------------------------------------------------
                                PRUDENTIAL SP INTERNATIONAL      AST GOLDMAN SACHS      AST SCHRODERS MULTI-ASSET WORLD
                                     VALUE PORTFOLIO         LARGE-CAP VALUE PORTFOLIO       STRATEGIES PORTFOLIO
                                --------------------------  --------------------------  ------------------------------
                                 01/01/2013    01/01/2012    01/01/2013    01/01/2012     01/01/2013      01/01/2012
                                     TO            TO            TO            TO             TO              TO
                                 12/31/2013    12/31/2012    12/31/2013    12/31/2012     12/31/2013      12/31/2012
                                -----------   -----------   ------------  ------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $  (658,034)  $   405,637   $ (2,879,282) $   (570,419) $  (41,652,143) $    4,622,176
  Capital gains distributions
   received....................           0             0              0             0               0               0
  Realized gain (loss) on
   shares redeemed.............    (785,748)   (2,445,150)     7,376,679     1,638,560      34,206,705       9,326,359
  Net change in unrealized
   gain (loss) on
   investments.................   8,113,623     7,610,922     44,836,791    16,754,686     292,586,283     135,323,195
                                -----------   -----------   ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   6,669,841     5,571,409     49,334,188    17,822,827     285,140,845     149,271,730
                                -----------   -----------   ------------  ------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     191,671       176,105      4,589,401    22,671,697     180,943,129     446,233,827
  Annuity Payments.............     (27,728)      (76,361)       (41,008)       (1,393)        (71,653)        (49,995)
  Surrenders, withdrawals
   and death benefits..........  (4,637,901)   (5,190,690)    (4,573,969)   (2,716,505)    (53,648,527)    (30,013,549)
  Net transfers between
   other subaccounts or
   fixed rate option...........    (541,063)     (627,137)    27,736,209    23,511,035      16,208,206     231,177,619
  Other charges................    (119,826)     (126,180)    (1,707,011)   (1,156,125)    (23,805,876)    (18,103,327)
                                -----------   -----------   ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (5,134,847)   (5,844,263)    26,003,622    42,308,709     119,625,279     629,244,575
                                -----------   -----------   ------------  ------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   1,534,994      (272,854)    75,337,810    60,131,536     404,766,124     778,516,305

NET ASSETS
  Beginning of period..........  39,627,680    39,900,534    146,463,112    86,331,576   2,231,745,385   1,453,229,080
                                -----------   -----------   ------------  ------------  --------------  --------------
  End of period................ $41,162,674   $39,627,680   $221,800,922  $146,463,112  $2,636,511,509  $2,231,745,385
                                ===========   ===========   ============  ============  ==============  ==============

  Beginning units..............  25,837,223    29,946,196     13,354,606     9,454,926     199,001,809     141,598,371
                                -----------   -----------   ------------  ------------  --------------  --------------
  Units issued.................     853,216     1,674,051      6,371,939     9,759,391      65,104,797     140,544,222
  Units redeemed...............  (4,010,186)   (5,783,024)    (4,415,713)   (5,859,711)    (54,501,312)    (83,140,784)
                                -----------   -----------   ------------  ------------  --------------  --------------
  Ending units.................  22,680,253    25,837,223     15,310,832    13,354,606     209,605,294     199,001,809
                                ===========   ===========   ============  ============  ==============  ==============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
 AST COHEN & STEERS REALTY       AST J.P. MORGAN STRATEGIC    AST HERNDON LARGE-CAP VALUE
         PORTFOLIO                OPPORTUNITIES PORTFOLIO              PORTFOLIO
--------------------------    ------------------------------  --------------------------
 01/01/2013      01/01/2012     01/01/2013      01/01/2012     01/01/2013    01/01/2012
     TO              TO             TO              TO             TO            TO
 12/31/2013      12/31/2012     12/31/2013      12/31/2012     12/31/2013    12/31/2012
------------    ------------  --------------  --------------  ------------  ------------
$ (3,272,162)   $   (589,396) $  (25,875,892) $   (3,010,743) $ (2,332,094) $   (573,038)
           0               0               0               0             0             0
   5,322,439       2,735,354      18,307,779       8,666,923     5,859,440        97,410
  (1,404,001)     11,625,507     141,188,880      79,861,286    35,292,752     8,663,040
------------    ------------  --------------  --------------  ------------  ------------

     646,276      13,771,465     133,620,767      85,517,466    38,820,098     8,187,412
------------    ------------  --------------  --------------  ------------  ------------

   6,120,437      41,776,618     202,205,626     368,191,313     5,565,495    36,297,024
      (5,120)         (1,245)       (138,843)       (134,342)       (7,579)       (1,377)
  (6,254,243)     (3,500,451)    (42,488,868)    (27,722,532)   (3,476,737)   (2,238,367)
  14,282,922      34,966,944      (4,745,981)    139,177,140     1,930,072    19,509,004
  (1,647,695)     (1,164,036)    (13,794,032)     (9,170,655)   (1,212,025)     (771,000)
------------    ------------  --------------  --------------  ------------  ------------

  12,496,301      72,077,830     141,037,902     470,340,924     2,799,226    52,795,284
------------    ------------  --------------  --------------  ------------  ------------

  13,142,577      85,849,295     274,658,669     555,858,390    41,619,324    60,982,696

 173,091,971      87,242,676   1,364,557,865     808,699,475   115,121,599    54,138,903
------------    ------------  --------------  --------------  ------------  ------------
$186,234,548    $173,091,971  $1,639,216,534  $1,364,557,865  $156,740,923  $115,121,599
============    ============  ==============  ==============  ============  ============

  12,446,035       7,109,028     118,656,687      76,238,767    10,222,825     5,453,622
------------    ------------  --------------  --------------  ------------  ------------
   7,309,970      11,885,680      35,160,290      68,738,678     4,124,093     9,860,163
  (6,511,567)     (6,548,673)    (22,200,462)    (26,320,758)   (3,792,667)   (5,090,960)
------------    ------------  --------------  --------------  ------------  ------------
  13,244,438      12,446,035     131,616,515     118,656,687    10,554,251    10,222,825
============    ============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                   SUBACCOUNTS
                                ---------------------------------------------------------------------------------
                                                             AST FEDERATED AGGRESSIVE       AST MID-CAP VALUE
                                 AST HIGH YIELD PORTFOLIO        GROWTH PORTFOLIO               PORTFOLIO
                                --------------------------  --------------------------  -------------------------
                                 01/01/2013    01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012
                                     TO            TO            TO            TO            TO            TO
                                 12/31/2013    12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012
                                ------------  ------------  ------------  ------------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $ (3,514,494) $  6,723,376  $ (2,278,495) $ (1,627,921) $ (1,606,358) $  (793,350)
  Capital gains distributions
   received....................            0             0             0             0             0      238,963
  Realized gain (loss) on
   shares redeemed.............    5,057,901     1,554,007     6,712,556     1,721,094     5,136,019    1,209,385
  Net change in unrealized
   gain (loss) on
   investments.................    9,395,508     9,279,155    40,557,338    10,774,462    20,238,075    7,019,423
                                ------------  ------------  ------------  ------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   10,938,915    17,556,538    44,991,399    10,867,635    23,767,736    7,674,421
                                ------------  ------------  ------------  ------------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    8,600,585    51,745,641     4,892,146    26,943,664     3,457,931   16,576,879
  Annuity Payments.............     (131,503)            0        (2,506)      (61,238)            0            0
  Surrenders, withdrawals
   and death benefits..........   (7,356,136)   (5,660,107)   (3,813,990)   (2,801,087)   (2,499,535)  (1,237,130)
  Net transfers between
   other subaccounts or
   fixed rate option...........   (5,718,648)   42,436,081     4,436,311    22,380,781     7,102,821   11,759,726
  Other charges................   (1,657,509)   (1,257,863)   (1,265,609)     (816,913)     (842,411)    (528,842)
                                ------------  ------------  ------------  ------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (6,263,211)   87,263,752     4,246,352    45,645,207     7,218,806   26,570,633
                                ------------  ------------  ------------  ------------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................    4,675,704   104,820,290    49,237,751    56,512,842    30,986,542   34,245,054

NET ASSETS
  Beginning of period..........  211,915,636   107,095,346   116,289,649    59,776,807    73,923,988   39,678,934
                                ------------  ------------  ------------  ------------  ------------  -----------
  End of period................ $216,591,340  $211,915,636  $165,527,400  $116,289,649  $104,910,530  $73,923,988
                                ============  ============  ============  ============  ============  ===========

  Beginning units..............   17,068,933     9,601,679     9,818,251     5,924,650     5,850,124    3,654,808
                                ------------  ------------  ------------  ------------  ------------  -----------
  Units issued.................    8,628,440    15,569,297     5,142,536    10,501,234     3,405,259    5,648,002
  Units redeemed...............   (9,133,311)   (8,102,043)   (4,829,410)   (6,607,633)   (2,856,716)  (3,452,686)
                                ------------  ------------  ------------  ------------  ------------  -----------
  Ending units.................   16,564,062    17,068,933    10,131,377     9,818,251     6,398,667    5,850,124
                                ============  ============  ============  ============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                           SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
   AST SMALL-CAP VALUE          AST GOLDMAN SACHS         AST GOLDMAN SACHS MID-CAP      AST LARGE-CAP VALUE
        PORTFOLIO          CONCENTRATED GROWTH PORTFOLIO      GROWTH PORTFOLIO                PORTFOLIO
-------------------------  ----------------------------  --------------------------  --------------------------
 01/01/2013    01/01/2012   01/01/2013     01/01/2012     01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO            TO           TO             TO             TO            TO            TO            TO
 12/31/2013    12/31/2012   12/31/2013     12/31/2012     12/31/2013    12/31/2012    12/31/2013    12/31/2012
------------  -----------  ------------   ------------   ------------  ------------  ------------  ------------

$ (1,654,239) $  (826,541) $ (2,363,887)  $ (1,339,810)  $ (3,809,777) $ (2,577,001) $ (3,661,534) $  3,318,026

           0            0             0              0              0    15,280,871             0             0

   5,667,353    1,187,975     6,599,021      2,905,946      6,322,862     2,013,782     9,369,298      (909,662)

  24,022,796    7,590,191    29,022,123     10,352,150     54,767,800     4,227,579    90,428,486    19,816,265
------------  -----------  ------------   ------------   ------------  ------------  ------------  ------------

  28,035,910    7,951,625    33,257,257     11,918,286     57,280,885    18,945,231    96,136,250    22,224,629
------------  -----------  ------------   ------------   ------------  ------------  ------------  ------------


   4,036,826   15,048,235     4,366,874     24,233,558      7,123,224    41,474,771    16,540,997    84,374,698
     (16,124)     (22,199)      (29,097)             0              0             0      (155,410)      (80,874)

  (3,517,235)  (1,843,920)   (4,008,662)    (2,439,819)    (5,922,143)   (3,267,659)   (8,897,351)   (6,356,249)

  14,965,909    7,586,863    11,080,409     23,312,412     23,004,182    33,566,731    28,407,974    32,993,785
    (795,593)    (485,200)   (1,184,604)      (760,936)    (1,984,922)   (1,291,227)   (3,421,722)   (1,683,654)
------------  -----------  ------------   ------------   ------------  ------------  ------------  ------------

  14,673,783   20,283,779    10,224,920     44,345,215     22,220,341    70,482,616    32,474,488   109,247,706
------------  -----------  ------------   ------------   ------------  ------------  ------------  ------------

  42,709,693   28,235,404    43,482,177     56,263,501     79,501,226    89,427,847   128,610,738   131,472,335

  73,640,641   45,405,237   114,811,737     58,548,236    182,448,265    93,020,418   236,677,868   105,205,533
------------  -----------  ------------   ------------   ------------  ------------  ------------  ------------
$116,350,334  $73,640,641  $158,293,914   $114,811,737   $261,949,491  $182,448,265  $365,288,606  $236,677,868
============  ===========  ============   ============   ============  ============  ============  ============

   6,003,052    4,291,191     9,485,632      5,660,773     13,956,345     8,275,740    22,984,462    12,016,442
------------  -----------  ------------   ------------   ------------  ------------  ------------  ------------
   4,087,391    5,354,328     4,832,513      8,792,110      6,962,102    13,657,951     8,993,897    16,457,698
  (3,052,909)  (3,642,467)   (4,042,823)    (4,967,251)    (5,454,007)   (7,977,346)   (6,595,018)   (5,489,678)
------------  -----------  ------------   ------------   ------------  ------------  ------------  ------------
   7,037,534    6,003,052    10,275,322      9,485,632     15,464,440    13,956,345    25,383,341    22,984,462
============  ===========  ============   ============   ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                   SUBACCOUNTS
                                ---------------------------------------------------------------------------------
                                AST LORD ABBETT CORE FIXED  AST LOOMIS SAYLES LARGE-CAP       AST MFS GROWTH
                                     INCOME PORTFOLIO            GROWTH PORTFOLIO               PORTFOLIO
                                --------------------------  --------------------------  -------------------------
                                 01/01/2013    01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012
                                     TO            TO            TO            TO            TO            TO
                                 12/31/2013    12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012
                                ------------  ------------  ------------  ------------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $ (7,286,099) $ (1,460,928) $ (3,586,711) $ (2,077,255) $ (1,428,777) $  (896,568)
  Capital gains distributions
   received....................            0    10,589,180             0             0             0            0
  Realized gain (loss) on
   shares redeemed.............    1,123,229     2,648,826     9,832,848     3,364,048     4,446,624    1,714,991
  Net change in unrealized
   gain (loss) on
   investments.................  (11,911,336)    4,134,588    61,003,852    11,097,099    25,018,462    5,500,044
                                ------------  ------------  ------------  ------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................  (18,074,206)   15,911,666    67,249,989    12,383,892    28,036,309    6,318,467
                                ------------  ------------  ------------  ------------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................   23,332,883   189,409,377     5,003,450    47,728,849     4,682,978   21,851,049
  Annuity Payments.............     (172,797)      (13,368)      (52,544)      (26,189)      (25,317)           0
  Surrenders, withdrawals
   and death benefits..........  (13,891,000)  (14,215,554)   (8,316,195)   (5,739,551)   (2,164,846)  (1,593,214)
  Net transfers between
   other subaccounts or
   fixed rate option...........   34,773,058    80,450,313    (2,595,089)   24,974,052    10,019,993   14,749,034
  Other charges................   (5,578,879)   (3,861,151)   (2,040,670)   (1,396,777)     (906,475)    (518,477)
                                ------------  ------------  ------------  ------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   38,463,265   251,769,617    (8,001,048)   65,540,384    11,606,333   34,488,392
                                ------------  ------------  ------------  ------------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   20,389,059   267,681,283    59,248,941    77,924,276    39,642,642   40,806,859

NET ASSETS
  Beginning of period..........  513,536,147   245,854,864   195,765,101   117,840,825    74,107,407   33,300,548
                                ------------  ------------  ------------  ------------  ------------  -----------
  End of period................ $533,925,206  $513,536,147  $255,014,042  $195,765,101  $113,750,049  $74,107,407
                                ============  ============  ============  ============  ============  ===========

  Beginning units..............   43,059,995    20,912,041    16,938,867    11,182,192     6,309,389    3,218,197
                                ------------  ------------  ------------  ------------  ------------  -----------
  Units issued.................   17,579,118    40,437,578     5,256,093    13,170,771     3,416,383    6,379,468
  Units redeemed...............  (13,858,980)  (18,289,624)   (5,831,693)   (7,414,096)   (2,549,638)  (3,288,276)
                                ------------  ------------  ------------  ------------  ------------  -----------
  Ending units.................   46,780,133    43,059,995    16,363,267    16,938,867     7,176,134    6,309,389
                                ============  ============  ============  ============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
   AST NEUBERGER BERMAN        AST NEUBERGER BERMAN/LSV   AST PIMCO LIMITED MATURITY   AST T. ROWE PRICE EQUITY
 MID-CAP GROWTH PORTFOLIO       MID-CAP VALUE PORTFOLIO         BOND PORTFOLIO             INCOME PORTFOLIO
--------------------------    --------------------------  --------------------------  --------------------------
 01/01/2013    01/01/2012      01/01/2013    01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO            TO              TO            TO            TO            TO            TO            TO
 12/31/2013    12/31/2012      12/31/2013    12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
$ (3,561,884) $ (2,509,306)   $ (3,344,071) $   (926,985) $ (3,289,358) $   (996,527) $ (3,590,819) $ (1,645,896)
           0             0               0             0             0     5,802,893             0             0
   7,815,474     3,329,132       8,607,072     2,292,364      (897,198)       12,510     7,388,337     1,249,475
  56,991,025    10,508,566      57,827,143    13,563,227    (3,686,135)      766,456    59,177,431    16,518,203
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------

  61,244,615    11,328,392      63,090,144    14,928,606    (7,872,691)    5,585,332    62,974,949    16,121,782
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------

   9,120,079    59,476,491       6,558,096    28,596,931     7,160,809    47,482,300    14,701,703    86,246,241
     (40,925)            0         (92,672)      (10,914)      (94,602)     (136,765)      (78,730)       (7,586)
  (5,103,021)   (3,741,138)     (6,389,574)   (3,493,059)  (10,559,547)  (11,552,219)   (5,286,974)   (2,294,138)
  18,276,470    26,528,030      55,965,577    16,267,689   (20,279,948)   14,682,186    30,523,319    54,089,540
  (2,296,920)   (1,462,916)     (1,720,946)   (1,032,643)   (1,390,393)   (1,366,776)   (2,887,419)   (1,396,127)
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------

  19,955,683    80,800,467      54,320,481    40,328,004   (25,163,681)   49,108,726    36,971,899   136,637,930
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------

  81,200,298    92,128,859     117,410,625    55,256,610   (33,036,372)   54,694,058    99,946,848   152,759,712

 192,773,589   100,644,730     142,066,640    86,810,030   218,836,656   164,142,598   206,693,201    53,933,489
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
$273,973,887  $192,773,589    $259,477,265  $142,066,640  $185,800,284  $218,836,656  $306,640,049  $206,693,201
============  ============    ============  ============  ============  ============  ============  ============

  15,458,233     8,614,440      11,617,746     8,186,522    20,118,049    15,356,638    19,042,134     5,793,434
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
   6,769,517    14,009,027       9,074,009    10,271,837     7,801,775    14,355,651     8,329,657    18,697,987
  (5,432,748)   (7,165,234)     (5,457,789)   (6,840,613)  (10,126,360)   (9,594,240)   (5,391,253)   (5,449,287)
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
  16,795,002    15,458,233      15,233,966    11,617,746    17,793,464    20,118,049    21,980,538    19,042,134
============  ============    ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                     SUBACCOUNTS
                                -------------------------------------------------------------------------------------
                                 AST QMA US EQUITY ALPHA    AST T. ROWE PRICE NATURAL      AST T. ROWE PRICE ASSET
                                        PORTFOLIO              RESOURCES PORTFOLIO          ALLOCATION PORTFOLIO
                                -------------------------  --------------------------  ------------------------------
                                 01/01/2013    01/01/2012   01/01/2013    01/01/2012     01/01/2013      01/01/2012
                                     TO            TO           TO            TO             TO              TO
                                 12/31/2013    12/31/2012   12/31/2013    12/31/2012     12/31/2013      12/31/2012
                                ------------  -----------  ------------  ------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $ (1,490,144) $  (491,911) $ (5,536,439) $ (3,729,343) $ (103,215,691) $  (17,712,541)
  Capital gains distributions
   received....................            0            0             0             0               0      29,797,616
  Realized gain (loss) on
   shares redeemed.............    3,897,350    1,271,664     1,916,800   (10,768,110)     47,950,511      32,392,553
  Net change in unrealized
   gain (loss) on
   investments.................   20,138,150    5,136,374    42,300,106    14,469,280     935,275,273     321,836,198
                                ------------  -----------  ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   22,545,356    5,916,127    38,680,467       (28,173)    880,010,093     366,313,826
                                ------------  -----------  ------------  ------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    2,890,074   15,357,182     8,279,808    57,180,805   1,135,822,901   1,777,561,525
  Annuity Payments.............            0            0       (29,820)     (129,540)       (104,149)        (83,189)
  Surrenders, withdrawals
   and death benefits..........   (2,152,050)  (1,099,739)  (10,997,046)  (10,171,768)   (165,467,184)    (71,972,651)
  Net transfers between
   other subaccounts or
   fixed rate option...........   12,895,246   19,949,983   (13,404,234)   48,533,851     374,677,686     621,085,384
  Other charges................     (768,727)    (424,029)   (2,775,319)   (2,319,813)    (61,082,677)    (34,633,206)
                                ------------  -----------  ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   12,864,543   33,783,397   (18,926,611)   93,093,535   1,283,846,577   2,291,957,863
                                ------------  -----------  ------------  ------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   35,409,899   39,699,524    19,753,856    93,065,362   2,163,856,670   2,658,271,689

NET ASSETS
  Beginning of period..........   67,691,889   27,992,365   313,814,565   220,749,203   5,131,917,076   2,473,645,387
                                ------------  -----------  ------------  ------------  --------------  --------------
  End of period................ $103,101,788  $67,691,889  $333,568,421  $313,814,565  $7,295,773,746  $5,131,917,076
                                ============  ===========  ============  ============  ==============  ==============

  Beginning units..............    5,426,681    2,688,164    30,858,079    21,580,986     427,079,323     229,101,436
                                ------------  -----------  ------------  ------------  --------------  --------------
  Units issued.................    3,193,896    5,569,338    12,620,264    28,578,387     166,602,274     296,621,019
  Units redeemed...............   (2,273,920)  (2,830,821)  (14,444,723)  (19,301,294)    (58,045,146)    (98,643,132)
                                ------------  -----------  ------------  ------------  --------------  --------------
  Ending units.................    6,346,657    5,426,681    29,033,620    30,858,079     535,636,451     427,079,323
                                ============  ===========  ============  ============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   AST MFS GLOBAL EQUITY      AST JPMORGAN INTERNATIONAL   AST TEMPLETON GLOBAL BOND    AST WELLINGTON MANAGEMENT
         PORTFOLIO                 EQUITY PORTFOLIO                PORTFOLIO             HEDGED EQUITY PORTFOLIO
--------------------------    --------------------------  --------------------------  ----------------------------
 01/01/2013    01/01/2012      01/01/2013    01/01/2012    01/01/2013    01/01/2012     01/01/2013     01/01/2012
     TO            TO              TO            TO            TO            TO             TO             TO
 12/31/2013    12/31/2012      12/31/2013    12/31/2012    12/31/2013    12/31/2012     12/31/2013     12/31/2012
------------  ------------    ------------  ------------  ------------  ------------  --------------  ------------

$ (4,037,356) $   (872,995)   $ (3,010,429) $     24,430  $ (2,865,066) $  1,302,556  $  (14,211,647) $ (6,505,327)

           0             0               0             0             0     2,660,446               0             0

   7,382,484     2,229,602       4,512,739       (12,503)   (1,865,637)       63,533       9,008,494     2,933,534

  54,371,515    22,990,310      20,942,640    21,686,262    (6,319,612)    1,446,493     152,255,220    35,274,370
------------  ------------    ------------  ------------  ------------  ------------  --------------  ------------

  57,716,643    24,346,917      22,444,950    21,698,189   (11,050,315)    5,473,028     147,052,067    31,702,577
------------  ------------    ------------  ------------  ------------  ------------  --------------  ------------


  17,008,912    49,351,008       4,799,756    27,471,508     8,648,846    55,300,879     242,994,177   242,436,880
      (7,488)            0         (44,221)            0             0       (72,805)              0       (73,481)
  (4,676,573)   (3,302,440)     (5,095,578)   (2,755,289)   (5,192,547)   (5,063,628)    (22,293,774)  (16,395,153)

  64,160,036    31,806,750      27,244,684    23,600,443    10,833,345    28,434,448     254,737,269    84,396,476
  (2,474,388)   (1,204,454)     (1,548,127)   (1,105,284)   (1,936,482)   (1,416,264)     (7,830,683)   (3,501,831)
------------  ------------    ------------  ------------  ------------  ------------  --------------  ------------

  74,010,499    76,650,864      25,356,514    47,211,378    12,353,162    77,182,630     467,606,989   306,862,891
------------  ------------    ------------  ------------  ------------  ------------  --------------  ------------

 131,727,142   100,997,781      47,801,464    68,909,567     1,302,847    82,655,658     614,659,056   338,565,468

 188,578,884    87,581,103     159,507,068    90,597,501   196,194,443   113,538,785     604,520,999   265,955,531
------------  ------------    ------------  ------------  ------------  ------------  --------------  ------------
$320,306,026  $188,578,884    $207,308,532  $159,507,068  $197,497,290  $196,194,443  $1,219,180,055  $604,520,999
============  ============    ============  ============  ============  ============  ==============  ============

  15,071,995     8,288,403      14,336,993     9,784,710    17,787,754    10,425,673      62,039,064    29,415,891
------------  ------------    ------------  ------------  ------------  ------------  --------------  ------------
  11,300,369    14,071,540       7,201,703    12,479,300     7,128,897    13,275,011      58,654,687    46,283,187
  (5,776,060)   (7,287,948)     (5,110,362)   (7,927,017)   (5,888,939)   (5,912,930)    (14,651,048)  (13,660,014)
------------  ------------    ------------  ------------  ------------  ------------  --------------  ------------
  20,596,304    15,071,995      16,428,334    14,336,993    19,027,712    17,787,754     106,042,703    62,039,064
============  ============    ============  ============  ============  ============  ==============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                          SUBACCOUNTS
                                ----------------------------------------------------------------------------------------------

                                   AST CAPITAL GROWTH ASSET      AST ACADEMIC STRATEGIES ASSET   AST BALANCED ASSET ALLOCATION
                                     ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO                  PORTFOLIO
                                ------------------------------  ------------------------------  ------------------------------
                                  01/01/2013      01/01/2012      01/01/2013      01/01/2012      01/01/2013      01/01/2012
                                      TO              TO              TO              TO              TO              TO
                                  12/31/2013      12/31/2012      12/31/2013      12/31/2012      12/31/2013      12/31/2012
                                --------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $  (95,236,042) $  (37,516,710) $  (72,491,342) $  (27,378,689) $  (99,031,672) $  (35,236,378)
  Capital gains distributions
   received....................              0               0               0               0               0     136,031,447
  Realized gain (loss) on
   shares redeemed.............     59,835,011      60,264,387      68,552,302      37,841,906      70,953,758      55,991,008
  Net change in unrealized
   gain (loss) on
   investments.................  1,064,403,514     339,364,006     314,173,931     303,989,656     896,673,451     253,561,113
                                --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................  1,029,002,483     362,111,683     310,234,891     314,452,873     868,595,537     410,347,190
                                --------------  --------------  --------------  --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    560,289,238     828,375,922     255,874,853     675,643,842     590,440,826   1,002,789,495
  Annuity Payments.............     (1,167,874)       (468,592)       (168,290)       (275,104)     (1,302,655)     (2,160,650)
  Surrenders, withdrawals
   and death benefits..........   (142,053,637)    (88,686,255)   (129,497,366)    (93,816,331)   (220,964,555)   (182,897,887)
  Net transfers between
   other subaccounts or
   fixed rate option...........    643,234,234     486,054,303     (42,413,028)    313,897,555     229,359,873     462,396,752
  Other charges................    (44,944,634)    (28,719,416)    (34,253,747)    (26,452,852)    (48,833,380)    (34,821,752)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  1,015,357,327   1,196,555,962      49,542,422     868,997,110     548,700,109   1,245,305,958
                                --------------  --------------  --------------  --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  2,044,359,810   1,558,667,645     359,777,313   1,183,449,983   1,417,295,646   1,655,653,148

NET ASSETS
  Beginning of period..........  4,452,562,863   2,893,895,218   3,909,210,196   2,725,760,213   5,203,726,391   3,548,073,243
                                --------------  --------------  --------------  --------------  --------------  --------------
  End of period................ $6,496,922,673  $4,452,562,863  $4,268,987,509  $3,909,210,196  $6,621,022,037  $5,203,726,391
                                ==============  ==============  ==============  ==============  ==============  ==============

  Beginning units..............    393,993,551     287,988,840     347,097,295     269,021,934     451,333,466     339,582,149
                                --------------  --------------  --------------  --------------  --------------  --------------
  Units issued.................    141,512,912     262,554,827      91,436,570     198,864,851     107,133,582     230,571,768
  Units redeemed...............    (57,733,064)   (156,550,116)    (87,415,651)   (120,789,490)    (58,352,845)   (118,820,451)
                                --------------  --------------  --------------  --------------  --------------  --------------
  Ending units.................    477,773,399     393,993,551     351,118,214     347,097,295     500,114,203     451,333,466
                                ==============  ==============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
    AST PRESERVATION ASSET          AST FI PYRAMIS QUANTITATIVE        AST PRUDENTIAL GROWTH          AST ADVANCED STRATEGIES
     ALLOCATION PORTFOLIO                    PORTFOLIO                 ALLOCATION PORTFOLIO                  PORTFOLIO
------------------------------    ------------------------------  ------------------------------  ------------------------------
  01/01/2013      01/01/2012        01/01/2013      01/01/2012      01/01/2013      01/01/2012      01/01/2013      01/01/2012
      TO              TO                TO              TO              TO              TO              TO              TO
  12/31/2013      12/31/2012        12/31/2013      12/31/2012      12/31/2013      12/31/2012      12/31/2013      12/31/2012
--------------  --------------    --------------  --------------  --------------  --------------  --------------  --------------
$  (77,511,909) $  (23,432,317)   $  (46,384,766) $    3,887,725  $  (55,749,541) $   (9,203,030) $  (83,973,577) $  (13,406,843)
             0     202,805,107                 0               0               0               0               0      10,698,188
    63,429,301      22,398,416        24,356,472      10,191,212      46,043,311      16,761,219      40,148,567      31,428,121
   334,261,391      73,823,567       365,241,460     127,264,222     475,568,287     174,991,851     729,496,156     278,376,605
--------------  --------------    --------------  --------------  --------------  --------------  --------------  --------------

   320,178,783     275,594,773       343,213,166     141,343,159     465,862,057     182,550,040     685,671,146     307,096,071
--------------  --------------    --------------  --------------  --------------  --------------  --------------  --------------

   533,326,229   1,048,759,017       423,649,841     728,600,453     490,879,666     805,337,507     872,367,545   1,337,159,721
    (1,449,062)     (2,491,241)         (105,809)        (65,646)        (30,505)        (85,451)       (202,461)       (118,803)
  (206,055,789)   (162,776,429)      (70,558,540)    (41,951,630)    (69,621,152)    (39,492,279)   (102,039,897)    (57,398,994)
  (273,355,205)    288,557,708        88,538,266     248,262,069     183,162,131     390,158,671     256,799,959     486,760,388
   (36,877,576)    (26,186,113)      (26,492,996)    (16,912,928)    (31,952,284)    (19,991,505)    (48,252,611)    (27,733,930)
--------------  --------------    --------------  --------------  --------------  --------------  --------------  --------------

    15,588,597   1,145,862,942       415,030,762     917,932,318     572,437,856   1,135,926,943     978,672,535   1,738,668,382
--------------  --------------    --------------  --------------  --------------  --------------  --------------  --------------

   335,767,380   1,421,457,715       758,243,928   1,059,275,477   1,038,299,913   1,318,476,983   1,664,343,681   2,045,764,453

 4,290,630,408   2,869,172,693     2,406,115,086   1,346,839,609   2,804,355,690   1,485,878,707   4,121,284,090   2,075,519,637
--------------  --------------    --------------  --------------  --------------  --------------  --------------  --------------
$4,626,397,788  $4,290,630,408    $3,164,359,014  $2,406,115,086  $3,842,655,603  $2,804,355,690  $5,785,627,771  $4,121,284,090
==============  ==============    ==============  ==============  ==============  ==============  ==============  ==============

   367,593,732     264,390,353       211,694,110     130,049,406     248,629,701     148,843,360     343,975,841     193,663,052
--------------  --------------    --------------  --------------  --------------  --------------  --------------  --------------
    92,474,155     166,398,878        75,474,768     144,416,799     117,253,080     202,559,826     132,340,734     243,758,752
   (87,986,640)    (63,195,499)      (38,883,631)    (62,772,095)    (69,006,478)   (102,773,485)    (49,729,110)    (93,445,963)
--------------  --------------    --------------  --------------  --------------  --------------  --------------  --------------
   372,081,247     367,593,732       248,285,247     211,694,110     296,876,303     248,629,701     426,587,465     343,975,841
==============  ==============    ==============  ==============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                     SUBACCOUNTS
                                ------------------------------------------------------------------------------------
                                AST T. ROWE PRICE LARGE-CAP       AST MONEY MARKET           AST SMALL-CAP GROWTH
                                     GROWTH PORTFOLIO                 PORTFOLIO                    PORTFOLIO
                                --------------------------  ----------------------------  --------------------------
                                 01/01/2013    01/01/2012     01/01/2013     01/01/2012    01/01/2013    01/01/2012
                                     TO            TO             TO             TO            TO            TO
                                 12/31/2013    12/31/2012     12/31/2013     12/31/2012    12/31/2013    12/31/2012
                                ------------  ------------  -------------  -------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (7,166,270) $ (4,749,523) $  (3,881,312) $  (3,824,914) $ (2,938,361) $ (2,103,651)
  Capital gains distributions
   received....................            0             0              0              0             0             0
  Realized gain (loss) on
   shares redeemed.............   19,155,374     7,268,215              0              0     8,559,959     2,508,100
  Net change in unrealized
   gain (loss) on
   investments.................  137,633,132    27,292,214              0              0    41,010,364     8,049,866
                                ------------  ------------  -------------  -------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................  149,622,236    29,810,906     (3,881,312)    (3,824,914)   46,631,962     8,454,315
                                ------------  ------------  -------------  -------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................   12,879,318    79,210,524     22,103,019     88,497,121     5,898,112    29,324,616
  Annuity Payments.............     (390,375)      (52,662)      (208,515)             0       (33,619)      (23,139)
  Surrenders, withdrawals
   and death benefits..........  (12,915,331)   (8,644,280)  (402,713,712)  (297,122,226)   (5,510,271)   (4,295,589)
  Net transfers between
   other subaccounts or
   fixed rate option...........   53,104,968    63,305,292    359,461,678    218,075,662    30,508,550     9,393,836
  Other charges................   (3,630,699)   (2,306,459)    (1,633,554)    (1,548,790)   (1,399,774)     (939,109)
                                ------------  ------------  -------------  -------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   49,047,881   131,512,415    (22,991,084)     7,901,767    29,462,998    33,460,615
                                ------------  ------------  -------------  -------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  198,670,117   161,323,321    (26,872,396)     4,076,853    76,094,960    41,914,930

NET ASSETS
  Beginning of period..........  334,819,860   173,496,539    240,223,779    236,146,926   133,149,033    91,234,103
                                ------------  ------------  -------------  -------------  ------------  ------------
  End of period................ $533,489,977  $334,819,860  $ 213,351,383  $ 240,223,779  $209,243,993  $133,149,033
                                ============  ============  =============  =============  ============  ============

  Beginning units..............   26,918,480    16,189,549     24,862,519     24,015,202     9,973,084     7,585,608
                                ------------  ------------  -------------  -------------  ------------  ------------
  Units issued.................   14,370,434    24,719,510     79,679,312     64,046,095     6,402,174     9,356,968
  Units redeemed...............  (10,978,388)  (13,990,579)   (82,071,714)   (63,198,778)   (4,577,933)   (6,969,492)
                                ------------  ------------  -------------  -------------  ------------  ------------
  Ending units.................   30,310,526    26,918,480     22,470,117     24,862,519    11,797,325     9,973,084
                                ============  ============  =============  =============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
    AST PIMCO TOTAL RETURN           AST INTERNATIONAL VALUE    AST INTERNATIONAL GROWTH    NVIT DEVELOPING MARKETS
        BOND PORTFOLIO                      PORTFOLIO                   PORTFOLIO                    FUND
------------------------------      -------------------------  --------------------------  ------------------------
  01/01/2013        01/01/2012                     01/01/2012   01/01/2013    01/01/2012    01/01/2013   01/01/2012
      TO                TO          01/01/2013 TO      TO           TO            TO            TO           TO
  12/31/2013        12/31/2012       12/31/2013    12/31/2012   12/31/2013    12/31/2012    12/31/2013   12/31/2012
--------------    --------------    ------------- -----------  ------------  ------------  -----------  -----------

$  (38,927,585)   $   17,738,505     $(1,351,139) $   276,831  $ (2,208,975) $   (267,131) $   (84,980) $  (215,215)
             0        20,653,708               0            0             0             0            0            0

     6,281,303        11,411,190       1,828,020     (832,761)    3,011,448       107,009     (700,866)  (1,053,696)

   (54,331,412)       89,383,140      12,326,023    8,015,700    29,413,294    19,507,288      518,672    3,139,075
--------------    --------------     -----------  -----------  ------------  ------------  -----------  -----------

   (86,977,694)      139,186,543      12,802,904    7,459,770    30,215,767    19,347,166     (267,174)   1,870,164
--------------    --------------     -----------  -----------  ------------  ------------  -----------  -----------


    54,056,842       453,070,089       2,080,339   11,752,993     5,811,896    59,557,410       69,556       59,056
      (482,437)         (923,816)              0            0             0             0       (9,671)     (23,563)

   (99,940,501)      (80,849,766)     (1,591,422)  (1,075,394)   (3,240,685)   (1,420,110)  (1,404,435)  (1,363,950)

    19,141,887       369,973,319       9,640,410    9,443,618     8,780,202    27,932,281     (618,588)  (1,185,451)
   (19,476,356)      (16,107,181)       (722,156)    (525,771)   (2,213,068)   (1,363,537)     (35,451)     (42,181)
--------------    --------------     -----------  -----------  ------------  ------------  -----------  -----------

   (46,700,565)      725,162,645       9,407,171   19,595,446     9,138,345    84,706,044   (1,998,589)  (2,556,089)
--------------    --------------     -----------  -----------  ------------  ------------  -----------  -----------

  (133,678,259)      864,349,188      22,210,075   27,055,216    39,354,112   104,053,210   (2,265,763)    (685,925)

 2,382,349,712     1,518,000,524      70,251,079   43,195,863   167,285,282    63,232,072   13,170,440   13,856,365
--------------    --------------     -----------  -----------  ------------  ------------  -----------  -----------
$2,248,671,453    $2,382,349,712     $92,461,154  $70,251,079  $206,639,394  $167,285,282  $10,904,677  $13,170,440
==============    ==============     ===========  ===========  ============  ============  ===========  ===========

   205,774,079       139,943,096       6,716,213    4,762,994    16,432,762     7,248,430      882,429    1,065,619
--------------    --------------     -----------  -----------  ------------  ------------  -----------  -----------
    68,223,104       137,401,558       3,428,385    5,789,490     4,313,807    14,668,163       73,088       99,979
   (72,642,725)      (71,570,575)     (2,620,126)  (3,836,271)   (3,574,423)   (5,483,831)    (212,569)    (283,169)
--------------    --------------     -----------  -----------  ------------  ------------  -----------  -----------
   201,354,458       205,774,079       7,524,472    6,716,213    17,172,146    16,432,762      742,948      882,429
==============    ==============     ===========  ===========  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                       SUBACCOUNTS
                                ----------------------------------------------------------------------------------------
                                    AST INVESTMENT GRADE BOND     AST WESTERN ASSET CORE PLUS
                                            PORTFOLIO                   BOND PORTFOLIO          AST BOND PORTFOLIO 2018
                                --------------------------------  --------------------------  --------------------------
                                   01/01/2013       01/01/2012     01/01/2013    01/01/2012    01/01/2013    01/01/2012
                                       TO               TO             TO            TO            TO            TO
                                   12/31/2013       12/31/2012     12/31/2013    12/31/2012    12/31/2013    12/31/2012
                                ---------------  ---------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $   (20,405,294) $   (15,007,632) $ (7,158,648) $  5,633,899  $ (3,055,944) $ (2,939,398)
  Capital gains distributions
   received....................               0       63,330,220             0    12,073,221             0       905,416
  Realized gain (loss) on
   shares redeemed.............      45,474,885      391,554,490      (123,284)    2,419,429     3,945,623     3,547,152
  Net change in unrealized
   gain (loss) on
   investments.................     (55,708,223)     (94,205,140)   (6,396,206)      (24,688)   (7,897,543)    4,469,013
                                ---------------  ---------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................     (30,638,632)     345,671,938   (13,678,138)   20,101,861    (7,007,864)    5,982,183
                                ---------------  ---------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................           1,086               (1)    9,159,292    88,018,345         1,408         2,662
  Annuity Payments.............         (61,413)        (272,303)         (480)      (51,480)      (66,384)            0
  Surrenders, withdrawals
   and death benefits..........     (42,190,435)     (86,983,291)  (12,772,463)   (9,637,334)   (7,927,132)   (7,610,640)
  Net transfers between
   other subaccounts or
   fixed rate option...........  (2,436,220,844)  (4,674,418,091)   32,365,434    64,087,358   (50,377,482)   (4,308,790)
  Other charges................     (13,275,629)     (47,021,685)   (3,781,787)   (3,206,933)      (79,870)      (85,637)
                                ---------------  ---------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (2,491,747,235)  (4,808,695,371)   24,969,996   139,209,956   (58,449,460)  (12,002,405)
                                ---------------  ---------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (2,522,385,867)  (4,463,023,433)   11,291,858   159,311,817   (65,457,324)   (6,020,222)

NET ASSETS
  Beginning of period..........   3,143,918,174    7,606,941,607   422,608,768   263,296,951   168,636,741   174,656,963
                                ---------------  ---------------  ------------  ------------  ------------  ------------
  End of period................ $   621,532,307  $ 3,143,918,174  $433,900,626  $422,608,768  $103,179,417  $168,636,741
                                ===============  ===============  ============  ============  ============  ============

  Beginning units..............     240,121,532      624,194,989    36,399,377    23,998,953    13,760,511    14,702,403
                                ---------------  ---------------  ------------  ------------  ------------  ------------
  Units issued.................     254,716,574      891,936,076    18,732,940    30,072,880     5,918,190     5,623,872
  Units redeemed...............    (446,108,236)  (1,276,009,533)  (16,485,472)  (17,672,456)  (10,810,413)   (6,565,764)
                                ---------------  ---------------  ------------  ------------  ------------  ------------
  Ending units.................      48,729,870      240,121,532    38,646,845    36,399,377     8,868,288    13,760,511
                                ===============  ===============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                            SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------
                               AST GLOBAL REAL ESTATE     AST PARAMETRIC EMERGING
 AST BOND PORTFOLIO 2019              PORTFOLIO          MARKETS EQUITY PORTFOLIO
------------------------      ------------------------  --------------------------
 01/01/2013     01/01/2012     01/01/2013   01/01/2012   01/01/2013    01/01/2012
     TO             TO             TO           TO           TO            TO
 12/31/2013     12/31/2012     12/31/2013   12/31/2012   12/31/2013    12/31/2012
-----------    -----------    -----------  -----------  ------------  ------------
$  (532,899)   $  (216,729)   $(1,401,476) $  (170,900) $ (3,873,173) $ (1,169,779)
          0      1,837,892              0            0             0     2,819,500
   (922,958)      (302,431)     2,848,012      928,253      (521,022)   (2,928,625)
   (120,716)      (807,520)      (469,758)   9,128,406    (1,225,925)   24,696,336
-----------    -----------    -----------  -----------  ------------  ------------

 (1,576,573)       511,212        976,778    9,885,759    (5,620,120)   23,417,432
-----------    -----------    -----------  -----------  ------------  ------------

          1              2      3,303,671   15,286,953     4,710,033    43,371,384
          0              0              0            0          (998)            0
 (1,350,009)      (723,284)    (1,790,600)    (928,338)   (4,640,032)   (2,502,308)
 (6,706,267)    19,025,531      8,400,753   20,026,859    25,223,113    33,959,424
    (10,058)        (6,226)      (748,144)    (454,180)   (2,170,077)   (1,781,116)
-----------    -----------    -----------  -----------  ------------  ------------

 (8,066,333)    18,296,023      9,165,680   33,931,294    23,122,039    73,047,384
-----------    -----------    -----------  -----------  ------------  ------------

 (9,642,906)    18,807,235     10,142,458   43,817,053    17,501,919    96,464,816

 29,834,393     11,027,158     72,228,461   28,411,408   220,457,637   123,992,821
-----------    -----------    -----------  -----------  ------------  ------------
$20,191,487    $29,834,393    $82,370,919  $72,228,461  $237,959,556  $220,457,637
===========    ===========    ===========  ===========  ============  ============

  2,326,700        809,058      5,471,216    2,702,253    20,908,701    13,670,484
-----------    -----------    -----------  -----------  ------------  ------------
  1,530,852      2,250,306      3,840,124    5,318,135    12,781,560    21,085,687
 (2,166,386)      (732,664)    (3,204,466)  (2,549,172)  (10,800,398)  (13,847,470)
-----------    -----------    -----------  -----------  ------------  ------------
  1,691,166      2,326,700      6,106,874    5,471,216    22,889,863    20,908,701
===========    ===========    ===========  ===========  ============  ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                        SUBACCOUNTS
                                ------------------------------------------------------------------------------------------
                                     AST GOLDMAN SACHS           AST SCHRODERS GLOBAL            AST RCM WORLD TRENDS
                                 SMALL-CAP VALUE PORTFOLIO        TACTICAL PORTFOLIO                   PORTFOLIO
                                --------------------------  ------------------------------  ------------------------------
                                 01/01/2013    01/01/2012     01/01/2013      01/01/2012      01/01/2013      01/01/2012
                                     TO            TO             TO              TO              TO              TO
                                 12/31/2013    12/31/2012     12/31/2013      12/31/2012      12/31/2013      12/31/2012
                                ------------  ------------  --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $ (4,041,940) $ (1,826,709) $  (43,827,707) $  (19,489,507) $  (46,536,325) $  (21,632,247)
  Capital gains distributions
   received....................            0             0               0       7,348,892               0      47,180,985
  Realized gain (loss) on
   shares redeemed.............   10,406,854     3,259,583      22,736,138      25,928,614      19,871,313      11,951,175
  Net change in unrealized
   gain (loss) on
   investments.................   68,757,326    15,124,203     416,617,246     162,686,608     318,894,049      94,007,529
                                ------------  ------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   75,122,240    16,557,077     395,525,677     176,474,607     292,229,037     131,507,442
                                ------------  ------------  --------------  --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    7,717,819    47,862,216     429,604,430     606,760,429     520,676,293     841,149,058
  Annuity Payments.............            0             0               0               0         (22,758)              0
  Surrenders, withdrawals
   and death benefits..........   (5,307,498)   (2,603,433)    (45,127,749)    (22,012,131)    (59,475,556)    (33,684,069)
  Net transfers between
   other subaccounts or
   fixed rate option...........   33,690,552    33,234,357     261,516,399     322,716,972      30,609,352     257,259,152
  Other charges................   (2,351,544)   (1,507,338)    (26,616,356)    (15,473,557)    (28,829,882)    (17,914,475)
                                ------------  ------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   33,749,329    76,985,802     619,376,724     891,991,713     462,957,449   1,046,809,666
                                ------------  ------------  --------------  --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  108,871,569    93,542,879   1,014,902,401   1,068,466,320     755,186,486   1,178,317,108

NET ASSETS
  Beginning of period..........  192,755,526    99,212,647   2,100,412,423   1,031,946,103   2,470,812,204   1,292,495,096
                                ------------  ------------  --------------  --------------  --------------  --------------
  End of period................ $301,627,095  $192,755,526  $3,115,314,824  $2,100,412,423  $3,225,998,690  $2,470,812,204
                                ============  ============  ==============  ==============  ==============  ==============

  Beginning units..............   14,958,208     8,706,892     178,381,363     100,743,415     221,185,811     126,312,909
                                ------------  ------------  --------------  --------------  --------------  --------------
  Units issued.................    8,396,309    14,524,734      79,752,768     142,677,796      81,627,590     155,125,113
  Units redeemed...............   (6,237,102)   (8,273,418)    (28,463,760)    (65,039,848)    (39,893,024)    (60,252,211)
                                ------------  ------------  --------------  --------------  --------------  --------------
  Ending units.................   17,117,415    14,958,208     229,670,371     178,381,363     262,920,377     221,185,811
                                ============  ============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                               SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
    AST J.P. MORGAN GLOBAL         AST GOLDMAN SACHS MULTI-ASSET  AST FI PYRAMIS(R) ASSET ALLOCATION  PROFUND VP CONSUMER
      THEMATIC PORTFOLIO                     PORTFOLIO                       PORTFOLIO                     SERVICES
------------------------------    ------------------------------  ---------------------------------  --------------------
  01/01/2013      01/01/2012        01/01/2013      01/01/2012      01/01/2013        01/01/2012     01/01/2013 01/01/2012
      TO              TO                TO              TO              TO                TO             TO         TO
  12/31/2013      12/31/2012        12/31/2013      12/31/2012      12/31/2013        12/31/2012     12/31/2013 12/31/2012
--------------  --------------    --------------  --------------   --------------   --------------   ---------- ----------
$  (29,684,371) $  (14,491,771)   $  (29,032,146) $  (14,540,564) $  (28,885,572)   $  (11,921,076)   $ (3,505)  $ (1,388)
             0       7,129,301                 0      33,135,636               0                 0         901        722
    18,941,609      11,266,736        17,424,373       5,983,487      12,009,448         7,412,566      15,030      9,985
   255,564,038     108,250,741       146,478,565      67,217,603     293,557,493        96,031,943      96,045     16,693
--------------  --------------    --------------  --------------   --------------   --------------    --------   --------

   244,821,276     112,155,007       134,870,792      91,796,162     276,681,369        91,523,433     108,471     26,012
--------------  --------------    --------------  --------------   --------------   --------------    --------   --------

   274,199,756     504,371,029       275,028,090     429,761,581     341,155,813       458,847,982      10,321        734
       (43,373)        (33,876)          (82,836)              0         (80,911)          (17,091)          0          0
   (30,466,339)    (14,433,907)      (41,066,460)    (23,903,056)    (29,493,160)      (14,788,392)    (10,187)    (1,261)
    85,616,365     152,436,185       (30,327,942)    156,164,552     227,811,447       194,401,619     236,106     30,301
   (18,187,900)    (11,464,410)      (17,705,119)    (12,686,096)    (17,244,709)       (9,382,634)     (3,227)    (1,415)
--------------  --------------    --------------  --------------   --------------   --------------    --------   --------

   311,118,509     630,875,021       185,845,733     549,336,981     522,148,480       629,061,484     233,013     28,359
--------------  --------------    --------------  --------------   --------------   --------------    --------   --------

   555,939,785     743,030,028       320,716,525     641,133,143     798,829,849       720,584,917     341,484     54,371

 1,521,500,301     778,470,273     1,608,378,908     967,245,765   1,323,739,338       603,154,421     176,975    122,604
--------------  --------------    --------------  --------------   --------------   --------------    --------   --------
$2,077,440,086  $1,521,500,301    $1,929,095,433  $1,608,378,908  $2,122,569,187    $1,323,739,338    $518,459   $176,975
==============  ==============    ==============  ==============   ==============   ==============    ========   ========

   129,515,188      74,331,284       142,916,661      93,246,254     113,954,635        58,250,777      12,519     10,467
--------------  --------------    --------------  --------------   --------------   --------------    --------   --------
    49,333,229     104,534,684        50,524,847      89,167,572      61,576,994        93,416,287      22,563     13,725
   (23,018,131)    (49,350,780)      (33,092,109)    (39,497,165)    (17,794,950)      (37,712,429)     (7,914)   (11,673)
--------------  --------------    --------------  --------------   --------------   --------------    --------   --------
   155,830,286     129,515,188       160,349,399     142,916,661     157,736,679       113,954,635      27,168     12,519
==============  ==============    ==============  ==============   ==============   ==============    ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                            SUBACCOUNTS
                                ------------------------------------------------------------------
                                 PROFUND VP CONSUMER       PROFUND VP             PROFUND VP
                                   GOODS PORTFOLIO         FINANCIALS             HEALTH CARE
                                --------------------  --------------------  ----------------------
                                01/01/2013 01/01/2012 01/01/2013 01/01/2012 01/01/2013  01/01/2012
                                    TO         TO         TO         TO         TO          TO
                                12/31/2013 12/31/2012 12/31/2013 12/31/2012 12/31/2013  12/31/2012
                                ---------- ---------- ---------- ---------- ----------  ----------
OPERATIONS
  Net investment income
   (loss)...................... $  (1,548)  $ (1,686) $  (9,629)  $(10,016) $  (14,803) $  (10,706)
  Capital gains distributions
   received....................         0          0          0          0           0           0
  Realized gain (loss) on
   shares redeemed.............    53,145     19,629    150,133     28,843     218,079      58,898
  Net change in unrealized
   gain (loss) on
   investments.................    42,117     23,390    100,720    105,690     254,121     104,936
                                ---------   --------  ---------   --------  ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    93,714     41,333    241,224    124,517     457,397     153,128
                                ---------   --------  ---------   --------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    12,369      8,622     11,756     18,646      28,155      43,377
  Annuity Payments.............         0          0          0          0           0           0
  Surrenders, withdrawals
   and death benefits..........   (11,121)   (19,851)  (172,709)   (55,794)   (273,558)    (70,604)
  Net transfers between
   other subaccounts or
   fixed rate option...........  (111,610)    39,621   (104,845)   383,745     366,260     416,552
  Other charges................    (3,274)    (4,008)    (7,599)    (5,358)    (11,207)     (7,411)
                                ---------   --------  ---------   --------  ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (113,636)    24,384   (273,397)   341,239     109,650     381,914
                                ---------   --------  ---------   --------  ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (19,922)    65,717    (32,173)   465,756     567,047     535,042

NET ASSETS
  Beginning of period..........   423,964    358,247    895,242    429,486   1,228,303     693,261
                                ---------   --------  ---------   --------  ----------  ----------
  End of period................ $ 404,042   $423,964  $ 863,069   $895,242  $1,795,350  $1,228,303
                                =========   ========  =========   ========  ==========  ==========

  Beginning units..............    33,923     31,509    114,536     78,037      98,053      64,437
                                ---------   --------  ---------   --------  ----------  ----------
  Units issued.................    15,627     29,748     66,574    122,950      81,413      91,091
  Units redeemed...............   (24,533)   (27,334)   (86,005)   (86,451)    (75,528)    (57,475)
                                ---------   --------  ---------   --------  ----------  ----------
  Ending units.................    25,017     33,923     95,105    114,536     103,938      98,053
                                =========   ========  =========   ========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP         PROFUND VP MID-CAP    PROFUND VP MID-CAP      PROFUND VP REAL
     INDUSTRIALS              GROWTH                 VALUE                ESTATE
--------------------   --------------------  --------------------  --------------------
01/01/2013 01/01/2012  01/01/2013 01/01/2012 01/01/2013 01/01/2012 01/01/2013 01/01/2012
    TO         TO          TO         TO         TO         TO         TO         TO
12/31/2013 12/31/2012  12/31/2013 12/31/2012 12/31/2013 12/31/2012 12/31/2013 12/31/2012
---------- ----------  ---------- ---------- ---------- ---------- ---------- ----------
 $ (2,610)  $ (2,564)   $ (7,999)  $ (6,297) $  (5,645) $  (6,651)  $ (2,101)  $  4,674
        0          0           0          0          0          0          0          0
   27,513      5,503      25,303     24,804     98,924     40,061     24,618     35,801

   87,024     23,649     116,934     27,071     96,996     52,309    (32,908)    19,133
 --------   --------    --------   --------  ---------  ---------   --------   --------

  111,927     26,588     134,238     45,578    190,275     85,719    (10,391)    59,608
 --------   --------    --------   --------  ---------  ---------   --------   --------

   20,063     20,149       3,971     21,650      4,265     23,608      1,559      6,034
        0          0           0          0          0          0          0          0
  (16,095)    (7,464)     (2,487)   (38,843)  (180,444)   (19,287)   (41,469)   (12,482)

   40,182     60,583     124,085     21,766    103,871   (106,833)     4,492     60,232
   (2,856)    (2,068)     (4,564)    (2,978)    (3,913)    (2,950)    (3,626)    (3,725)
 --------   --------    --------   --------  ---------  ---------   --------   --------

   41,294     71,200     121,005      1,595    (76,221)  (105,462)   (39,044)    50,059
 --------   --------    --------   --------  ---------  ---------   --------   --------

  153,221     97,788     255,243     47,173    114,054    (19,743)   (49,435)   109,667

  268,622    170,834     372,960    325,787    645,350    665,093    495,813    386,146
 --------   --------    --------   --------  ---------  ---------   --------   --------
 $421,843   $268,622    $628,203   $372,960  $ 759,404  $ 645,350   $446,378   $495,813
 ========   ========    ========   ========  =========  =========   ========   ========

   25,372     19,305      31,893     31,644     56,486     66,431     47,844     42,775
 --------   --------    --------   --------  ---------  ---------   --------   --------
   15,159     17,647      29,309     62,476     46,665     65,545     20,211     47,041
  (11,245)   (11,580)    (19,536)   (62,227)   (52,203)   (75,490)   (24,311)   (41,972)
 --------   --------    --------   --------  ---------  ---------   --------   --------
   29,286     25,372      41,666     31,893     50,948     56,486     43,744     47,844
 ========   ========    ========   ========  =========  =========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                           SUBACCOUNTS
                                -----------------------------------------------------------------
                                 PROFUND VP SMALL-CAP  PROFUND VP SMALL-CAP       PROFUND VP
                                        GROWTH                 VALUE          TELECOMMUNICATIONS
                                ---------------------  --------------------  --------------------
                                01/01/2013  01/01/2012 01/01/2013 01/01/2012 01/01/2013 01/01/2012
                                    TO          TO         TO         TO         TO         TO
                                12/31/2013  12/31/2012 12/31/2013 12/31/2012 12/31/2013 12/31/2012
                                ----------  ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income
   (loss)...................... $   (7,898)  $ (5,495)  $ (3,791) $  (3,874)  $  1,211   $  3,269
  Capital gains distributions
   received....................     35,356          0          0          0      5,794          0
  Realized gain (loss) on
   shares redeemed.............     37,662     22,494     50,523     23,917     13,104      6,075
  Net change in unrealized
   gain (loss) on
   investments.................    171,210     16,201     84,218     16,643     (4,089)     9,172
                                ----------   --------   --------  ---------   --------   --------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    236,330     33,200    130,950     36,686     16,020     18,516
                                ----------   --------   --------  ---------   --------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     13,559     11,498      4,616     20,523          1      4,525
  Annuity Payments.............          0          0          0          0          0          0
  Surrenders, withdrawals
   and death benefits..........    (15,398)   (41,605)    (9,631)    (8,927)    (2,219)   (20,824)
  Net transfers between
   other subaccounts or
   fixed rate option...........    542,075      6,942     11,002   (137,183)   (64,467)    79,344
  Other charges................     (3,947)    (2,453)    (2,376)    (1,396)    (1,206)    (1,208)
                                ----------   --------   --------  ---------   --------   --------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................    536,289    (25,618)     3,611   (126,983)   (67,891)    61,837
                                ----------   --------   --------  ---------   --------   --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................    772,619      7,582    134,561    (90,297)   (51,871)    80,353

NET ASSETS
  Beginning of period..........    410,629    403,047    313,615    403,912    212,950    132,597
                                ----------   --------   --------  ---------   --------   --------
  End of period................ $1,183,248   $410,629   $448,176  $ 313,615   $161,079   $212,950
                                ==========   ========   ========  =========   ========   ========

  Beginning units..............     33,858     36,951     27,156     39,460     18,418     14,600
                                ----------   --------   --------  ---------   --------   --------
  Units issued.................     57,363     36,721     35,299     40,787     11,450     20,808
  Units redeemed...............    (23,586)   (39,814)   (33,980)   (53,091)   (15,635)   (16,990)
                                ----------   --------   --------  ---------   --------   --------
  Ending units.................     67,635     33,858     28,475     27,156     14,233     18,418
                                ==========   ========   ========  =========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                   SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------
                        PROFUND VP LARGE-CAP   PROFUND VP LARGE-CAP   AST JENNISON LARGE-CAP
PROFUND VP UTILITIES           GROWTH                 VALUE               VALUE PORTFOLIO
--------------------   ---------------------  ---------------------  ------------------------
01/01/2013 01/01/2012  01/01/2013  01/01/2012 01/01/2013  01/01/2012  01/01/2013   01/01/2012
    TO         TO          TO          TO         TO          TO          TO           TO
12/31/2013 12/31/2012  12/31/2013  12/31/2012 12/31/2013  12/31/2012  12/31/2013   12/31/2012
---------- ----------  ----------  ---------- ----------  ---------- -----------  -----------
$   8,702   $  6,046   $  (11,181)  $(11,019) $   (4,569) $  (4,455) $(1,255,493) $  (650,683)
        0          0            0          0           0          0            0            0
   41,411     19,002       24,831     61,711      52,887     38,996    3,213,462      212,339
   29,987    (34,975)     235,938     26,211     209,553     64,426   16,406,066    4,865,798
---------   --------   ----------   --------  ----------  ---------  -----------  -----------

   80,100     (9,927)     249,588     76,903     257,871     98,967   18,364,035    4,427,454
---------   --------   ----------   --------  ----------  ---------  -----------  -----------

   22,344     82,939       14,864     28,955       9,054     37,324    2,857,291   14,175,878
        0          0            0          0           0          0            0            0
 (144,342)    (5,495)     (24,712)   (39,620)    (24,708)   (28,238)  (1,862,136)  (1,077,403)
  (45,149)      (844)     188,860     16,455     199,454    (75,895)   4,753,163   10,430,652
   (4,271)    (4,028)      (7,580)    (6,252)     (7,006)    (5,231)    (640,911)    (447,908)
---------   --------   ----------   --------  ----------  ---------  -----------  -----------

 (171,418)    72,572      171,432       (462)    176,794    (72,040)   5,107,407   23,081,219
---------   --------   ----------   --------  ----------  ---------  -----------  -----------

  (91,318)    62,645      421,020     76,441     434,665     26,927   23,471,442   27,508,673

  651,289    588,644      767,355    690,914     877,713    850,786   61,345,926   33,837,253
---------   --------   ----------   --------  ----------  ---------  -----------  -----------
$ 559,971   $651,289   $1,188,375   $767,355  $1,312,378  $ 877,713  $84,817,368  $61,345,926
=========   ========   ==========   ========  ==========  =========  ===========  ===========

   63,480     54,664       69,532     69,496      91,816     97,281    5,590,456    3,424,716
---------   --------   ----------   --------  ----------  ---------  -----------  -----------
   15,205     53,934       24,735     68,467      55,366    105,343    2,699,791    5,721,657
  (29,523)   (45,118)     (10,442)   (68,431)    (42,512)  (110,808)  (2,297,220)  (3,555,917)
---------   --------   ----------   --------  ----------  ---------  -----------  -----------
   49,162     63,480       83,825     69,532     104,670     91,816    5,993,027    5,590,456
=========   ========   ==========   ========  ==========  =========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                  SUBACCOUNTS
                                -------------------------------------------------------------------------------
                                  AST JENNISON LARGE-CAP
                                     GROWTH PORTFOLIO       AST BOND PORTFOLIO 2020    AST BOND PORTFOLIO 2017
                                -------------------------  ------------------------  --------------------------
                                 01/01/2013    01/01/2012   01/01/2013   01/01/2012   01/01/2013    01/01/2012
                                     TO            TO           TO           TO           TO            TO
                                 12/31/2013    12/31/2012   12/31/2013   12/31/2012   12/31/2013    12/31/2012
                                ------------  -----------  -----------  -----------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (1,579,698) $(1,063,799) $  (366,945) $     7,958  $ (2,925,127) $ (2,760,219)
  Capital gains distributions
   received....................            0            0            0      428,656             0             0
  Realized gain (loss) on
   shares redeemed.............    3,962,247    1,269,498     (384,439)     (88,333)    3,497,445     3,216,570
  Net change in unrealized
   gain (loss) on
   investments.................   26,382,795    4,649,763     (379,617)    (288,446)   (5,775,085)    4,303,808
                                ------------  -----------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   28,765,344    4,855,462   (1,131,001)      59,835    (5,202,767)    4,760,159
                                ------------  -----------  -----------  -----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    6,040,460   26,737,608            0           (1)        1,347        23,526
  Annuity Payments.............            0            0            0            0             0             0
  Surrenders, withdrawals
   and death benefits..........   (1,876,753)    (801,365)    (571,342)     (82,356)   (7,989,415)   (5,976,374)
  Net transfers between
   other subaccounts or
   fixed rate option...........    3,904,369   15,723,428   31,867,193   (2,990,366)  (49,547,409)  (11,511,305)
  Other charges................     (923,143)    (548,269)      (2,857)        (621)      (62,108)      (86,258)
                                ------------  -----------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................    7,144,933   41,111,402   31,292,994   (3,073,344)  (57,597,585)  (17,550,411)
                                ------------  -----------  -----------  -----------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   35,910,277   45,966,864   30,161,993   (3,013,509)  (62,800,352)  (12,790,252)

NET ASSETS
  Beginning of period..........   78,350,799   32,383,935      589,039    3,602,548   160,817,997   173,608,249
                                ------------  -----------  -----------  -----------  ------------  ------------
  End of period................ $114,261,076  $78,350,799  $30,751,032  $   589,039  $ 98,017,645  $160,817,997
                                ============  ===========  ===========  ===========  ============  ============

  Beginning units..............    6,499,133    3,023,508       48,358      313,789    13,596,428    15,086,505
                                ------------  -----------  -----------  -----------  ------------  ------------
  Units issued.................    3,345,822    7,344,333    4,775,543       57,546     5,601,397     6,264,253
  Units redeemed...............   (2,730,894)  (3,868,708)  (2,211,237)    (322,977)  (10,543,101)   (7,754,330)
                                ------------  -----------  -----------  -----------  ------------  ------------
  Ending units.................    7,114,061    6,499,133    2,612,664       48,358     8,654,724    13,596,428
                                ============  ===========  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------
                               WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE  WELLS FARGO ADVANTAGE
                               VT INTERNATIONAL EQUITY     VT OMEGA GROWTH      VT SMALL CAP GROWTH
  AST BOND PORTFOLIO 2021          FUND CLASS 1             FUND CLASS 1           FUND CLASS 1
---------------------------    ----------------------  ----------------------  --------------------
  01/01/2013    01/01/2012     01/01/2013  01/01/2012  01/01/2013  01/01/2012  01/01/2013 01/01/2012
      TO            TO             TO          TO          TO          TO          TO         TO
  12/31/2013    12/31/2012     12/31/2013  12/31/2012  12/31/2013  12/31/2012  12/31/2013 12/31/2012
-------------  ------------    ----------  ----------  ----------  ----------  ---------- ----------
$  (3,004,419) $ (3,133,398)   $   4,036   $    (566)  $  (15,546) $  (20,604) $  (9,575) $  (9,054)
            0     4,227,158       29,408      39,041       97,279      83,856     28,660     24,017
    5,859,599     9,895,521       11,757       6,191       49,467      92,943     41,053     32,450
  (13,894,899)     (991,896)      54,187      25,671      260,420      61,665    156,675    (13,846)
-------------  ------------    ---------   ---------   ----------  ----------  ---------  ---------

  (11,039,719)    9,997,385       99,388      70,337      391,620     217,860    216,813     33,567
-------------  ------------    ---------   ---------   ----------  ----------  ---------  ---------

        2,442             1           20          12       20,820         144          0     53,123
            0             0            0           0            0           0          0          0
   (5,733,375)   (8,023,886)     (91,839)   (112,697)     (95,674)   (291,415)   (65,595)  (118,516)
  (92,713,029)  (43,323,461)     (12,623)     (1,843)      13,107     (80,999)   (48,882)   (10,190)
      (70,829)     (122,420)      (1,368)     (1,452)      (3,403)     (4,376)    (1,134)    (1,393)
-------------  ------------    ---------   ---------   ----------  ----------  ---------  ---------

  (98,514,791)  (51,469,766)    (105,810)   (115,980)     (65,150)   (376,646)  (115,611)   (76,976)
-------------  ------------    ---------   ---------   ----------  ----------  ---------  ---------

 (109,554,510)  (41,472,381)      (6,422)    (45,643)     326,470    (158,786)   101,202    (43,409)

  191,261,682   232,734,063      603,027     648,670    1,090,514   1,249,300    501,105    544,514
-------------  ------------    ---------   ---------   ----------  ----------  ---------  ---------
$  81,707,172  $191,261,682    $ 596,605   $ 603,027   $1,416,984  $1,090,514  $ 602,307  $ 501,105
=============  ============    =========   =========   ==========  ==========  =========  =========

   14,511,763    18,356,147       43,646      52,493      502,082     682,604     40,950     47,275
-------------  ------------    ---------   ---------   ----------  ----------  ---------  ---------
    5,632,733     7,917,603          151       1,931       28,287       4,477      1,095      5,623
  (13,286,163)  (11,761,987)      (7,183)    (10,778)     (57,619)   (184,999)    (8,774)   (11,948)
-------------  ------------    ---------   ---------   ----------  ----------  ---------  ---------
    6,858,333    14,511,763       36,614      43,646      472,750     502,082     33,271     40,950
=============  ============    =========   =========   ==========  ==========  =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                  SUBACCOUNTS
                                ------------------------------------------------------------------------------
                                 WELLS FARGO ADVANTAGE
                                  VT SMALL CAP VALUE                                 AST QUANTITATIVE MODELING
                                     FUND CLASS 1         AST BOND PORTFOLIO 2022            PORTFOLIO
                                ----------------------  --------------------------  --------------------------
                                01/01/2013  01/01/2012   01/01/2013    01/01/2012    01/01/2013    01/01/2012
                                    TO          TO           TO            TO            TO            TO
                                12/31/2013  12/31/2012   12/31/2013    12/31/2012    12/31/2013    12/31/2012
                                ----------  ----------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $   (9,063) $   (7,793) $ (2,173,071) $ (2,368,341) $ (4,476,124) $ (2,265,686)
  Capital gains distributions
   received....................          0           0             0       228,894             0             0
  Realized gain (loss) on
   shares redeemed.............     85,453      63,495     1,702,554     3,120,591     1,213,091       166,379
  Net change in unrealized
   gain (loss) on
   investments.................     84,685      97,639   (10,867,728)    4,139,526    53,364,593    15,077,655
                                ----------  ----------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    161,075     153,341   (11,338,245)    5,120,670    50,101,560    12,978,348
                                ----------  ----------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................          0      54,403             0             0    88,100,355    99,661,732
  Annuity Payments.............     (7,567)          0             0             0             0             0
  Surrenders, withdrawals
   and death benefits..........   (186,376)   (268,311)   (4,674,532)   (4,193,611)   (9,989,932)   (3,915,339)
  Net transfers between
   other subaccounts or
   fixed rate option...........    (77,047)    (45,859)  (50,904,840)   46,513,222    37,182,891     3,048,006
  Other charges................     (3,772)     (4,198)      (61,113)      (59,308)     (119,679)      (55,266)
                                ----------  ----------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (274,762)   (263,965)  (55,640,485)   42,260,303   115,173,635    98,739,133
                                ----------  ----------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (113,687)   (110,624)  (66,978,730)   47,380,973   165,275,195   111,717,481

NET ASSETS
  Beginning of period..........  1,298,615   1,409,239   131,877,240    84,496,267   192,841,776    81,124,295
                                ----------  ----------  ------------  ------------  ------------  ------------
  End of period................ $1,184,928  $1,298,615  $ 64,898,510  $131,877,240  $358,116,971  $192,841,776
                                ==========  ==========  ============  ============  ============  ============

  Beginning units..............    107,072     130,611    10,633,328     7,050,755    19,469,297     9,115,978
                                ----------  ----------  ------------  ------------  ------------  ------------
  Units issued.................      2,848       8,818     4,817,294     9,133,198    12,298,113    11,547,212
  Units redeemed...............    (23,465)    (32,357)   (9,501,000)   (5,550,625)   (1,683,036)   (1,193,893)
                                ----------  ----------  ------------  ------------  ------------  ------------
  Ending units.................     86,455     107,072     5,949,622    10,633,328    30,084,374    19,469,297
                                ==========  ==========  ============  ============  ============  ============

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A51

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
                                   WELLS FARGO ADVANTAGE
AST BLACKROCK GLOBAL STRATEGIES       VT OPPORTUNITY       AST PRUDENTIAL CORE BOND     AST NEUBERGER BERMAN
           PORTFOLIO                  FUND - CLASS 1               PORTFOLIO             CORE BOND PORTFOLIO
------------------------------    ----------------------  --------------------------  ------------------------
  01/01/2013      01/01/2012      01/01/2013  01/01/2012   01/01/2013    01/01/2012    01/01/2013   01/01/2012
      TO              TO              TO          TO           TO            TO            TO           TO
  12/31/2013      12/31/2012      12/31/2013  12/31/2012   12/31/2013    12/31/2012    12/31/2013   12/31/2012
--------------  --------------    ----------  ----------  ------------  ------------  -----------  -----------
$  (26,630,610) $  (14,288,942)   $  (21,134) $  (15,925) $ (1,926,260) $   (821,712) $  (649,415) $  (379,726)

             0               0             0         447             0       101,685            0       15,374

    10,847,253        (335,717)       82,825      37,100       261,046       483,478      (22,660)     209,269

   153,604,948     113,425,282       349,719     162,898    (3,882,280)    2,754,490   (1,082,156)     733,850
--------------  --------------    ----------  ----------  ------------  ------------  -----------  -----------

   137,821,591      98,800,623       411,410     184,520    (5,547,494)    2,517,941   (1,754,231)     578,767
--------------  --------------    ----------  ----------  ------------  ------------  -----------  -----------

   248,708,654     445,948,201             0     183,836    12,673,997    74,144,865    1,243,981   18,671,882
    (1,073,364)       (790,834)            0           0             0             0            0            0

   (65,572,039)    (63,151,067)     (183,528)   (208,627)   (3,760,888)   (1,111,769)  (1,758,911)    (465,278)

    62,469,275      98,331,863       (52,820)      4,533    17,483,188    46,409,263    3,346,645   14,656,618
   (12,660,326)     (7,109,048)       (2,734)     (2,699)   (1,671,903)     (513,939)    (342,765)    (210,176)
--------------  --------------    ----------  ----------  ------------  ------------  -----------  -----------

   231,872,200     473,229,115      (239,082)    (22,957)   24,724,394   118,928,420    2,488,950   32,653,046
--------------  --------------    ----------  ----------  ------------  ------------  -----------  -----------

   369,693,791     572,029,738       172,328     161,563    19,176,900   121,446,361      734,719   33,231,813

 1,388,058,712     816,028,974     1,502,155   1,340,592   132,485,616    11,039,255   37,537,548    4,305,735
--------------  --------------    ----------  ----------  ------------  ------------  -----------  -----------
$1,757,752,503  $1,388,058,712    $1,674,483  $1,502,155  $151,662,516  $132,485,616  $38,272,267  $37,537,548
==============  ==============    ==========  ==========  ============  ============  ===========  ===========

   137,665,311      89,095,942       123,329     125,255    12,450,744     1,096,258    3,617,299      427,636
--------------  --------------    ----------  ----------  ------------  ------------  -----------  -----------
    41,524,380      69,600,719         1,189      17,914     8,852,454    15,235,030    2,811,371    5,446,881
   (19,225,483)    (21,031,350)      (17,749)    (19,840)   (6,536,618)   (3,880,544)  (2,570,081)  (2,257,218)
--------------  --------------    ----------  ----------  ------------  ------------  -----------  -----------
   159,964,208     137,665,311       106,769     123,329    14,766,580    12,450,744    3,858,589    3,617,299
==============  ==============    ==========  ==========  ============  ============  ===========  ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A52

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                     SUBACCOUNTS
                                -------------------------------------------------------------------------------------

                                                           AST FRANKLIN TEMPLETON FOUNDING   AST NEW DISCOVERY ASSET
                                 AST BOND PORTFOLIO 2023     FUNDS ALLOCATION PORTFOLIO       ALLOCATION PORTFOLIO
                                -------------------------  ------------------------------  --------------------------
                                 01/01/2013   01/03/2012*    01/01/2013      04/30/2012*    01/01/2013      04/30/2012*
                                     TO           TO             TO              TO             TO              TO
                                 12/31/2013   12/31/2012     12/31/2013      12/31/2012     12/31/2013      12/31/2012
                                ------------  -----------  --------------  --------------  ------------    ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (2,950,258) $  (186,387) $  (49,114,991) $  (11,309,836) $ (4,481,318)   $   (287,083)
  Capital gains distributions
   received....................            0            0               0               0             0               0
  Realized gain (loss) on
   shares redeemed.............   (5,518,193)      71,311      29,019,151      (5,507,083)    3,247,233        (880,410)
  Net change in unrealized
   gain (loss) on
   investments.................   (6,190,709)     184,290     616,326,369      44,700,693    44,858,695       6,288,038
                                ------------  -----------  --------------  --------------  ------------    ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................  (14,659,160)      69,214     596,230,529      27,883,774    43,624,610       5,120,545
                                ------------  -----------  --------------  --------------  ------------    ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................            0          280     192,841,777     285,762,385   104,121,005      67,693,779
  Annuity Payments.............            0            0        (124,861)              0       (13,612)              0
  Surrenders, withdrawals
   and death benefits..........  (10,243,561)    (656,092)    (64,204,348)    (11,663,365)   (5,576,766)     (1,857,561)
  Net transfers between
   other subaccounts or
   fixed rate option...........  192,799,117   32,759,286     162,671,889   2,141,109,665    55,615,942     118,319,829
  Other charges................      (82,612)        (101)    (29,500,909)     (6,516,987)   (2,719,659)       (772,960)
                                ------------  -----------  --------------  --------------  ------------    ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  182,472,944   32,103,373     261,683,548   2,408,691,698   151,426,910     183,383,087
                                ------------  -----------  --------------  --------------  ------------    ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  167,813,784   32,172,587     857,914,077   2,436,575,472   195,051,520     188,503,632

NET ASSETS
  Beginning of period..........   32,172,587            0   2,436,575,472               0   188,503,632               0
                                ------------  -----------  --------------  --------------  ------------    ------------
  End of period................ $199,986,371  $32,172,587  $3,294,489,549  $2,436,575,472  $383,555,152    $188,503,632
                                ============  ===========  ==============  ==============  ============    ============

  Beginning units..............    3,101,105            0     226,666,618               0    18,255,505               0
                                ------------  -----------  --------------  --------------  ------------    ------------
  Units issued.................   44,646,062    3,453,763      61,116,971     257,603,675    19,355,294      24,024,640
  Units redeemed...............  (25,784,838)    (352,658)    (37,401,037)    (30,937,057)   (5,637,904)     (5,769,135)
                                ------------  -----------  --------------  --------------  ------------    ------------
  Ending units.................   21,962,329    3,101,105     250,382,552     226,666,618    31,972,895      18,255,505
                                ============  ===========  ==============  ==============  ============    ============

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A53

                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
   AST WESTERN ASSET                                    AST       AST AQR EMERGING AST CLEARBRIDGE  AST QMA EMERGING
 EMERGING MARKETS DEBT       AST MFS LARGE-CAP     BOND PORTFOLIO  MARKETS EQUITY      DIVIDEND      MARKETS EQUITY
       PORTFOLIO              VALUE PORTFOLIO           2024         PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO
----------------------    -----------------------  -------------- ---------------- ---------------- ----------------
01/01/2013    08/20/2012*  01/01/2013  08/20/2012*  01/02/2013*     02/25/2013*      02/25/2013*      02/25/2013*
    TO            TO           TO          TO            TO              TO               TO               TO
12/31/2013    12/31/2012   12/31/2013  12/31/2012    12/31/2013      12/31/2013       12/31/2013       12/31/2013
----------    ----------- -----------  ----------- -------------- ---------------- ---------------- ----------------

$  (16,548)    $   (779)  $  (120,298) $   (2,712)  $  (798,583)     $   (4,605)     $   (96,396)       $ (2,023)

         0            0             0           0             0               0                0               0
   (50,609)         180       179,277       2,247    (1,642,041)         (1,248)          54,692          (1,053)
   (66,215)       6,575     1,869,803      14,137    (1,908,586)         23,302        1,158,435           6,570
----------     --------   -----------  ----------   -----------      ----------      -----------        --------

  (133,372)       5,976     1,928,782      13,672    (4,349,210)         17,449        1,116,731           3,494
----------     --------   -----------  ----------   -----------      ----------      -----------        --------


 1,061,079      301,785       892,564     227,272         5,286         481,494          657,686         279,976
         0            0             0           0             0               0                0               0

   (36,709)      (2,958)     (194,854)       (316)   (2,355,345)        (18,452)        (151,814)           (227)

    99,767      108,867    12,323,038     809,196    69,943,854         703,457       16,226,085         183,563
      (436)           0       (62,622)     (1,212)         (692)           (164)         (48,264)            (44)
----------     --------   -----------  ----------   -----------      ----------      -----------        --------

 1,123,701      407,694    12,958,126   1,034,940    67,593,103       1,166,335       16,683,693         463,268
----------     --------   -----------  ----------   -----------      ----------      -----------        --------

   990,329      413,670    14,886,908   1,048,612    63,243,893       1,183,784       17,800,424         466,762

   413,670            0     1,048,612           0             0               0                0               0
----------     --------   -----------  ----------   -----------      ----------      -----------        --------
$1,403,999     $413,670   $15,935,520  $1,048,612   $63,243,893      $1,183,784      $17,800,424        $466,762
==========     ========   ===========  ==========   ===========      ==========      ===========        ========

    39,790            0       102,774           0             0               0                0               0
----------     --------   -----------  ----------   -----------      ----------      -----------        --------
   283,141       42,159     1,406,904     140,382    15,011,644         159,464        1,861,795          53,752
  (173,000)      (2,369)     (327,059)    (37,608)   (7,762,618)        (42,567)        (335,488)         (5,266)
----------     --------   -----------  ----------   -----------      ----------      -----------        --------
   149,931       39,790     1,182,619     102,774     7,249,026         116,897        1,526,307          48,486
==========     ========   ===========  ==========   ===========      ==========      ===========        ========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A54

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                               SUBACCOUNTS
                                -------------------------------------------------------------------------
                                AST MULTI-SECTOR AST BLACKROCK AST FRANKLIN TEMPLETON
                                  FIXED INCOME    ISHARES ETF   FOUNDING FUNDS PLUS   AST DEFENSIVE ASSET
                                   PORTFOLIO       PORTFOLIO         PORTFOLIO        ALLOCATION PORTFOLIO
                                ---------------- ------------- ---------------------- --------------------
                                  02/25/2013*     04/29/2013*       04/29/2013*           04/29/2013*
                                       TO             TO                 TO                    TO
                                   12/31/2013     12/31/2013         12/31/2013            12/31/2013
                                ---------------- ------------- ---------------------- --------------------
OPERATIONS
  Net investment income
   (loss)......................   $ (3,378,731)   $  (475,341)      $ (1,755,379)         $  (459,862)
  Capital gains distributions
   received....................              0              0                  0                    0
  Realized gain (loss) on
   shares redeemed.............        (31,378)        51,320            119,709              121,572
  Net change in unrealized
   gain (loss) on
   investments.................      3,882,378      3,825,057         19,420,228            1,261,341
                                  ------------    -----------       ------------          -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................        472,269      3,401,036         17,784,558              923,051
                                  ------------    -----------       ------------          -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    699,529,215     54,750,116        150,243,590           38,098,449
  Annuity Payments.............              0              0                  0                    0
  Surrenders, withdrawals
   and death benefits..........     (5,610,348)      (555,125)        (2,096,780)            (934,571)
  Net transfers between
   other subaccounts or
   fixed rate option...........      1,262,782     29,294,747        184,801,006           42,249,852
  Other charges................              0       (251,659)        (1,014,858)            (270,330)
                                  ------------    -----------       ------------          -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................    695,181,649     83,238,079        331,932,958           79,143,400
                                  ------------    -----------       ------------          -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................    695,653,918     86,639,115        349,717,516           80,066,451

NET ASSETS
  Beginning of period..........              0              0                  0                    0
                                  ------------    -----------       ------------          -----------
  End of period................   $695,653,918    $86,639,115       $349,717,516          $80,066,451
                                  ============    ===========       ============          ===========

  Beginning units..............              0              0                  0                    0
                                  ------------    -----------       ------------          -----------
  Units issued.................     77,347,847      9,433,133         34,505,227           10,995,003
  Units redeemed...............     (4,218,496)    (1,185,676)        (2,194,806)          (2,734,668)
                                  ------------    -----------       ------------          -----------
  Ending units.................     73,129,351      8,247,457         32,310,421            8,260,335
                                  ============    ===========       ============          ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A55

                            SUBACCOUNTS (CONTINUED)
                         ----------------------------

                         AST AQR LARGE- AST QMA LARGE-
                         CAP PORTFOLIO  CAP PORTFOLIO
                         -------------- --------------
                          04/29/2013*    04/29/2013*
                               TO             TO
                           12/31/2013     12/31/2013
                         -------------- --------------
                           $  (3,614)      $   (410)
                                   0              0
                              10,275            131
                              49,479          8,263
                           ---------       --------

                              56,140          7,984
                           ---------       --------

                             545,118         58,785
                                   0              0
                            (101,746)        (1,279)
                             266,182         70,203
                                 (28)           (38)
                           ---------       --------

                             709,526        127,671
                           ---------       --------

                             765,666        135,655

                                   0              0
                           ---------       --------
                           $ 765,666       $135,655
                           =========       ========

                                   0              0
                           ---------       --------
                             127,930         11,821
                             (62,203)          (219)
                           ---------       --------
                              65,727         11,602
                           =========       ========

*  Date subaccount became available for investment

                                      A56

                       NOTES TO FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2013

NOTE 1: GENERAL

        Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on June 16, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life"), which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Pruco Life's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct. Proceeds from purchases of the following contracts are invested in the Account:

        Strategic Partners Variable Annuity One
        Strategic Partners Variable Annuity One 3
        Strategic Partners Select
        Strategic Partners Advisor
        Strategic Partners Plus
        Strategic Partners FlexElite
        Discovery Preferred
        Discovery Select
        Discovery Choice
        Prudential Premier B, L, X Series
        Prudential Premier Bb Series
        Prudential Premier Retirement X, B, L, C Series
        Prudential Premier Advisor
        Prudential Premier Retirement Variable Annuity
        Prudential Defined Income Annuity

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are one hundred twenty six subaccounts within the Account, of which one hundred twenty five had activity during 2013. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the "Portfolios"). Investment options vary by contract.

        The name of each Portfolio and the corresponding subaccount name are as follows:
AllianceBernstein Large Cap Growth Portfolio Class B
VP Value Fund
AST Academic Strategies Asset Allocation Portfolio
AST Advanced Strategies Portfolio
AST AQR Emerging Markets Equity Portfolio
AST AQR Large-Cap Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio
AST BlackRock iShares ETF Portfolio
AST Bond Portfolio 2016*
AST Bond Portfolio 2017
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Bond Portfolio 2023
AST Bond Portfolio 2024
AST Capital Growth Asset Allocation Portfolio
AST ClearBridge Dividend Growth Portfolio
AST Cohen & Steers Realty Portfolio
AST Defensive Asset Allocation Portfolio
AST Federated Aggressive Growth Portfolio
AST FI Pyramis(R) Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST Franklin Templeton Founding Funds Allocation Portfolio
AST Franklin Templeton Founding Funds Plus Portfolio
AST Global Real Estate Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Large-Cap Value Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Multi-Asset Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Herndon Large-Cap Value Portfolio
AST High Yield Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST J.P. Morgan International Equity Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Jennison Large-Cap Value Portfolio
AST Large-Cap Value Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio
AST Lord Abbett Core Fixed Income Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio

                                      A57

AST MFS Large-Cap Value Portfolio
AST Mid-Cap Value Portfolio
AST Money Market Portfolio
AST Multi-Sector Fixed Income Portfolio
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST New Discovery Asset Allocation Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST Prudential Growth Allocation Portfolio
AST QMA Emerging Markets Equity Portfolio
AST QMA Large-Cap Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio
AST RCM World Trends Portfolio
AST Schroders Global Tactical Portfolio
AST Schroders Multi-Asset World Strategies Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Equity Income Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Templeton Global Bond Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Western Asset Emerging Markets Debt Portfolio
Davis Value Portfolio
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
Invesco V.I. Core Equity Fund
Janus Aspen Janus Portfolio - Institutional Shares
Janus Aspen Janus Portfolio - Service Shares
Janus Aspen Overseas Portfolio - Institutional Shares
MFS(R) Growth Series - Initial Class
MFS(R) Research Series - Initial Class
NVIT Developing Markets Fund
ProFund VP Consumer Goods Portfolio
ProFund VP Consumer Services
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
Prudential Conservative Balanced Portfolio
Prudential Diversified Bond Portfolio
Prudential Equity Portfolio
Prudential Flexible Managed Portfolio
Prudential Global Portfolio
Prudential High Yield Bond Portfolio
Prudential Jennison 20/20 Focus Portfolio
Prudential Jennison Portfolio
Prudential Money Market Portfolio
Prudential Natural Resources Portfolio
Prudential Small Capitalization Stock Portfolio
Prudential SP International Growth Portfolio
Prudential SP International Value Portfolio
Prudential SP Prudential U.S. Emerging Growth Portfolio
Prudential SP Small Cap Value Portfolio
Prudential Stock Index Portfolio
Prudential Value Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price International Stock Portfolio
Wells Fargo Advantage VT International Equity Fund Class 1
Wells Fargo Advantage VT Omega Growth Fund Class 1
Wells Fargo Advantage VT Opportunity Fund - Class 1
Wells Fargo Advantage VT Small Cap Growth Fund Class 1
Wells Fargo Advantage VT Small Cap Value Fund Class 1
        --------
        * Subaccount available for investment but had no assets as of December 31, 2013

        The Portfolios are diversified open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these mutual funds is available upon request to the appropriate companies.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the

                                      A58
        financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.

        Investments--The investments in shares of the Portfolios are stated at the net asset value of the respective Portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

        NEW ACCOUNTING PRONOUNCEMENTS

        In June 2013, the Financial Accounting Standards Board issued updated guidance clarifying the characteristics of an investment company and requiring new disclosures. Under the guidance, all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. This new guidance is effective for interim or annual reporting periods that begin after December 15, 2013, and should be applied prospectively. This guidance does not have an effect on the Account's net assets or results of operations.

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical investments. These generally provide the most reliable evidence and are used to measure fair value whenever available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar securities, quoted market prices in markets that are not active for identical or similar securities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the investment. As of December 31, 2013, the Account did not have any Level 3 investments.

                                      A59

        As of December 31, 2013, all investments have been classified as Level 1 with the exception of proprietary funds, consisting of The Prudential Series Fund, the Advanced Series Trust and any non-proprietary funds where the net asset value is not readily observable by the public, which are classified as Level 2. The Level 2 investments as of December 31, 2013, are presented below.

Proprietary Funds (The Prudential Series Fund and the Advanced Series Trust). $80,665,389,952
Wells Fargo Advantage VT Opportunity Fund - Class 1.......................... $     1,674,483

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        Periodically there are transfers between Level 1 and Level 2 for assets held in the Account. The classification of the Account investments may vary dependent on the availability of information to the public. Should an investment's net asset value become publicly observable, the investment would be transferred from Level 2 to Level 1, and conversely transferred out of Level 1 and into Level 2 when a net asset value is no longer readily available to the public. During 2013, there were no transfers from Level 1 to Level 2. There were transfers from Level 2 to Level 1 as presented below. The transfers are based on values as of December 31, 2012.

   AllianceBernstein Large Cap Growth Portfolio Class B......... $ 5,274,054
   Davis Value Portfolio........................................ $26,877,517
   Janus Aspen Janus Portfolio - Service Shares................. $10,868,128
   Janus Aspen Janus Portfolio - Institutional Shares........... $55,619,843
   Janus Aspen Overseas Portfolio - Institutional Shares........ $95,789,817
   NVIT Developing Market Fund.................................. $13,170,440
   ProFund VP Consumer Services................................. $   176,975
   ProFund VP Consumer Goods Portfolio.......................... $   423,964
   ProFund VP Financials........................................ $   895,242
   ProFund VP Health Care....................................... $ 1,228,303
   ProFund VP Industrials....................................... $   268,622
   ProFund VP Mid-Cap Growth.................................... $   372,960
   ProFund VP Mid-Cap Value..................................... $   645,350
   ProFund VP Real Estate....................................... $   495,813
   ProFund VP Small-Cap Growth.................................. $   410,629
   ProFund VP Small-Cap Value................................... $   313,615
   ProFund VP Telecommunications................................ $   212,950
   ProFund VP Utilities......................................... $   651,289
   ProFund VP Large-Cap Growth.................................. $   767,355
   ProFund VP Large-Cap Value................................... $   877,713
   Wells Fargo Advantage VT International Equity Fund - Class 1. $   603,027
   Wells Fargo Advantage VT Omega Growth Fund - Class 1......... $ 1,090,514
   Wells Fargo Advantage VT Small Cap Growth Fund - Class 1..... $   501,105
   Wells Fargo Advantage VT Small Cap Value Fund - Class 1...... $ 1,298,615

NOTE 4: TAXES

        Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                                      A60

NOTE 5: PURCHASES AND SALES OF INVESTMENTS


        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the year ended December 31, 2013 were as follows:

                                                                 PURCHASES       SALES
                                                               -------------- ------------
Prudential Money Market Portfolio............................. $   36,551,073 $ 63,166,966
Prudential Diversified Bond Portfolio......................... $    1,414,110 $ 34,932,687
Prudential Equity Portfolio................................... $    1,327,633 $ 29,798,982
Prudential Flexible Managed Portfolio......................... $      577,500 $  2,320,486
Prudential Conservative Balanced Portfolio.................... $      556,179 $  3,484,734
Prudential Value Portfolio.................................... $    3,204,781 $ 49,296,107
Prudential High Yield Bond Portfolio.......................... $    5,616,392 $ 34,738,597
Prudential Natural Resources Portfolio........................ $      151,739 $  1,144,699
Prudential Stock Index Portfolio.............................. $    5,960,368 $ 48,148,850
Prudential Global Portfolio................................... $    1,384,391 $  9,018,014
Prudential Jennison Portfolio................................. $    3,392,339 $ 43,173,605
Prudential Small Capitalization Stock Portfolio............... $    1,590,355 $  8,324,783
T. Rowe Price International Stock Portfolio................... $      827,707 $  2,841,587
T. Rowe Price Equity Income Portfolio......................... $    1,519,609 $  8,350,395
Invesco V.I. Core Equity Fund................................. $      281,201 $ 11,842,235
Janus Aspen Janus Portfolio - Institutional Shares............ $      213,721 $  8,032,617
Janus Aspen Overseas Portfolio - Institutional Shares......... $      504,845 $ 13,021,171
MFS(R) Research Series - Initial Class........................ $      912,636 $  2,412,170
MFS(R) Growth Series - Initial Class.......................... $    1,049,310 $  6,945,919
VP Value Fund................................................. $    2,700,130 $  3,926,439
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2. $      867,519 $  4,524,729
Prudential Jennison 20/20 Focus Portfolio..................... $      934,489 $  8,278,195
Davis Value Portfolio......................................... $      168,979 $  4,642,069
AllianceBernstein Large Cap Growth Portfolio Class B.......... $    1,284,797 $  1,286,453
Prudential SP Small Cap Value Portfolio....................... $    2,376,923 $ 21,205,074
Janus Aspen Janus Portfolio - Service Shares.................. $      296,490 $  2,128,238
Prudential SP Prudential U.S. Emerging Growth Portfolio....... $    2,433,527 $ 22,516,632
Prudential SP International Growth Portfolio.................. $    1,646,827 $  8,244,871
Prudential SP International Value Portfolio................... $    1,009,878 $  6,802,760
AST Goldman Sachs Large-Cap Value Portfolio................... $   60,872,163 $ 37,747,822
AST Schroders Multi-Asset World Strategies Portfolio.......... $  469,402,055 $391,428,919
AST Cohen & Steers Realty Portfolio........................... $   67,136,143 $ 57,912,004
AST J.P. Morgan Strategic Opportunities Portfolio............. $  278,815,168 $163,653,158
AST Herndon Large-Cap Value Portfolio......................... $   33,898,852 $ 33,431,720
AST High Yield Portfolio...................................... $   78,552,742 $ 88,330,447
AST Federated Aggressive Growth Portfolio..................... $   45,709,163 $ 43,741,306
AST Mid-Cap Value Portfolio................................... $   32,733,995 $ 27,121,548
AST Small-Cap Value Portfolio................................. $   41,152,977 $ 28,133,432
AST Goldman Sachs Concentrated Growth Portfolio............... $   46,689,230 $ 38,828,197
AST Goldman Sachs Mid-Cap Growth Portfolio.................... $   66,305,128 $ 47,894,563
AST Large-Cap Value Portfolio................................. $   81,190,691 $ 52,377,738
AST Lord Abbett Core Fixed Income Portfolio................... $  127,522,993 $ 96,345,826
AST Loomis Sayles Large-Cap Growth Portfolio.................. $   44,452,364 $ 56,040,122
AST MFS Growth Portfolio...................................... $   35,125,181 $ 24,947,626
AST Neuberger Berman Mid-Cap Growth Portfolio................. $   62,236,352 $ 45,842,554
AST Neuberger Berman / LSV Mid-Cap Value Portfolio............ $   91,748,494 $ 40,772,084
AST PIMCO Limited Maturity Bond Portfolio..................... $   55,557,416 $ 84,010,455
AST T. Rowe Price Equity Income Portfolio..................... $   72,778,239 $ 39,397,159
AST QMA US Equity Alpha Portfolio............................. $   34,227,487 $ 22,853,088
AST T. Rowe Price Natural Resources Portfolio................. $   78,440,333 $102,903,384
AST T. Rowe Price Asset Allocation Portfolio.................. $1,511,470,234 $330,839,349
AST MFS Global Equity Portfolio............................... $  110,855,314 $ 40,882,171
AST J.P. Morgan International Equity Portfolio................ $   61,751,048 $ 39,404,964
AST Templeton Global Bond Portfolio........................... $   49,013,486 $ 39,525,389
AST Wellington Management Hedged Equity Portfolio............. $  530,042,714 $ 76,647,372
AST Capital Growth Asset Allocation Portfolio................. $1,330,132,811 $410,011,526

                                      A61

                                                                PURCHASES        SALES
                                                              -------------- --------------
AST Academic Strategies Asset Allocation Portfolio........... $  665,867,245 $  688,816,165
AST Balanced Asset Allocation Portfolio...................... $  899,790,712 $  450,122,275
AST Preservation Asset Allocation Portfolio.................. $  635,451,970 $  697,375,282
AST First Trust Balanced Target Portfolio.................... $  615,822,921 $  247,176,925
AST Prudential Growth Allocation Portfolio................... $1,016,119,971 $  499,431,657
AST Advanced Strategies Portfolio............................ $1,186,713,180 $  292,014,221
AST T. Rowe Price Large-Cap Growth Portfolio................. $  130,980,461 $   89,098,849
AST Money Market Portfolio................................... $  366,015,109 $  392,887,505
AST Small-Cap Growth Portfolio............................... $   71,883,391 $   45,358,753
AST PIMCO Total Return Bond Portfolio........................ $  380,249,594 $  465,877,744
AST International Value Portfolio............................ $   27,418,470 $   19,362,437
AST International Growth Portfolio........................... $   32,494,411 $   25,565,041
NVIT Developing Markets Fund................................. $      930,390 $    3,125,939
AST Investment Grade Bond Portfolio.......................... $2,681,175,427 $5,193,327,955
AST Western Asset Core Plus Bond Portfolio................... $  130,660,628 $  112,849,280
AST Bond Portfolio 2018...................................... $   55,480,328 $  116,985,732
AST Bond Portfolio 2019...................................... $   16,729,888 $   25,329,120
AST Global Real Estate Portfolio............................. $   35,766,122 $   28,001,918
AST Parametric Emerging Markets Equity Portfolio............. $   87,177,179 $   67,928,313
AST Goldman Sachs Small-Cap Value Portfolio.................. $   79,246,681 $   49,539,293
AST Schroders Global Tactical Portfolio...................... $  752,646,877 $  177,097,860
AST RCM World Trends Portfolio............................... $  672,073,632 $  255,652,508
AST J.P. Morgan Global Thematic Portfolio.................... $  442,005,425 $  160,571,288
AST Goldman Sachs Multi-Asset Portfolio...................... $  403,048,153 $  246,234,566
AST FI Pyramis(R) Asset Allocation Portfolio................. $  596,653,920 $  103,391,011
ProFund VP Consumer Services................................. $      354,585 $      125,871
ProFund VP Consumer Goods Portfolio.......................... $      206,276 $      323,962
ProFund VP Financials........................................ $      481,570 $      768,721
ProFund VP Health Care....................................... $    1,160,975 $    1,070,641
ProFund VP Industrials....................................... $      171,876 $      135,121
ProFund VP Mid-Cap Growth.................................... $      382,378 $      269,372
ProFund VP Mid-Cap Value..................................... $      620,178 $      704,733
ProFund VP Real Estate....................................... $      177,595 $      225,258
ProFund VP Small-Cap Growth.................................. $      877,310 $      348,919
ProFund VP Small-Cap Value................................... $      470,325 $      471,497
ProFund VP Telecommunications................................ $      125,035 $      195,543
ProFund VP Utilities......................................... $      160,559 $      340,384
ProFund VP Large-Cap Growth.................................. $      296,539 $      139,599
ProFund VP Large-Cap Value................................... $      717,379 $      556,112
AST Jennison Large-Cap Value Portfolio....................... $   22,974,122 $   19,122,206
AST Jennison Large-Cap Growth Portfolio...................... $   30,887,604 $   25,322,368
AST Bond Portfolio 2020...................................... $   52,632,114 $   21,706,065
AST Bond Portfolio 2017...................................... $   55,916,861 $  116,439,572
AST Bond Portfolio 2021...................................... $   50,879,841 $  152,399,050
Wells Fargo Advantage VT International Equity Fund - Class 1. $        2,041 $      117,990
Wells Fargo Advantage VT Omega Growth Fund - Class 1......... $       77,882 $      163,294
Wells Fargo Advantage VT Small Cap Growth Fund - Class 1..... $       15,222 $      140,408
Wells Fargo Advantage VT Small Cap Value Fund - Class 1...... $       32,338 $      328,546
AST Bond Portfolio 2022...................................... $   39,387,189 $   97,200,744
AST Quantitative Modeling Portfolio.......................... $  119,009,673 $    8,312,163
AST BlackRock Global Strategies Portfolio.................... $  337,393,241 $  132,151,652
Wells Fargo Advantage VT Opportunity Fund - Class 1.......... $       16,196 $      283,809
AST Prudential Core Bond Portfolio........................... $   72,293,491 $   49,495,357
AST Neuberger Berman Core Bond Portfolio..................... $   21,741,651 $   19,902,117
AST Bond Portfolio 2023...................................... $  394,645,463 $  215,122,776
AST Franklin Templeton Founding Funds Allocation Portfolio... $  478,206,558 $  265,638,000
AST New Discovery Asset Allocation Portfolio................. $  183,443,766 $   36,498,174
AST Western Asset Emerging Markets Debt Portfolio............ $    2,822,521 $    1,715,368
AST MFS Large-Cap Value Portfolio............................ $   15,808,818 $    2,970,991
AST Bond Portfolio 2024...................................... $  134,768,644 $   67,974,124
AST AQR Emerging Markets Equity Portfolio.................... $    1,562,935 $      401,206

                                      A62

                                                        PURCHASES      SALES
                                                       ------------ -----------
 AST ClearBridge Dividend Growth Portfolio............ $ 19,107,620 $ 2,520,323
 AST QMA Emerging Markets Equity Portfolio............ $    513,906 $    52,661
 AST Multi-Sector Fixed Income Portfolio.............. $695,717,351 $ 3,914,433
 AST BlackRock iShares ETF Portfolio.................. $ 91,759,503 $ 8,996,765
 AST Franklin Templeton Founding Funds Plus Portfolio. $339,565,883 $ 9,388,304
 AST Defensive Asset Allocation Portfolio............. $ 99,443,699 $20,760,160
 AST AQR Large-Cap Portfolio.......................... $  1,283,832 $   577,920
 AST QMA Large-Cap Portfolio.......................... $    130,024 $     2,763

NOTE 6: RELATED PARTY TRANSACTIONS

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

        PFI and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers' performance of such services with respect to each portfolio. The Investment Managers have entered into subadvisory agreements with several subadvisers, including Prudential Investment Management, Inc., Jennison Associates LLC, and Quantitative Management Associates which are indirect, wholly-owned subsidiaries of PFI.

        The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of each portfolio. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios. The Account invests only in Class I shares of The Prudential Series Fund, not Class II shares.

        The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors Inc. ("PAD"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the shares of each portfolio. Each portfolio of the Advanced Series Trust (except for AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Franklin Templeton Founding Funds Plus Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio, and the assets of AST Academic Strategies Asset Allocation Portfolio that are invested in other portfolios of the Advanced Series Trust) pays a distribution and service fee to PAD of 0.10% of the average daily net assets of each portfolio.

        The Investment Managers have contractually agreed to reimburse certain portfolios of The Prudential Series Fund and the Advanced Series Trust the portion of the management fee for that portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.


                                      A63

        PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Prudential Stock Index Portfolio. In order to support the income yield, PI has also voluntarily agreed to limit the management fees of the Prudential Money Market Portfolio such that the 1-day annualized yield (excluding capital gain or loss) does not fall below 0.00%. The waiver is voluntary and may be modified or terminated by PI at any time without notice.

        PI has voluntarily agreed to reimburse expenses and/or waive its management fees so that the indirect fees and expenses the Academic Strategies Portfolio incurs from its investment in underlying funds does not exceed an annual rate of 0.685% of the Academic Strategies Portfolio average daily net assets.

        The Advanced Series Trust has voluntarily agreed to waive two-thirds of the incremental increase in the net management fee received by the Advanced Series Trust as a result of the underlying voluntary subadviser fee discount of the AST T. Rowe Price Large-Cap Growth Portfolio and AST QMA Large-Cap Portfolio. This expense limitation is voluntary and may be modified or terminated by the Advanced Series Trust at any time without notice.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

NOTE 7: FINANCIAL HIGHLIGHTS

        Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable contract options.

                               AT YEAR ENDED                             FOR YEAR ENDED
                   --------------------------------------  ---------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**    TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ---------------------  -------- ---------- -----------------  ----------------
                                         PRUDENTIAL MONEY MARKET PORTFOLIO****
                   ------------------------------------------------------------------------------------
December 31, 2013  127,983 $0.96168 to  $10.02367 $150,930   0.00%    1.00%  to   2.10%  -2.05% to  -0.99%
December 31, 2012  149,308 $0.98047 to  $10.12341 $177,543   0.01%    1.00%  to   2.10%  -2.05% to  -0.98%
December 31, 2011  171,807 $0.99939 to  $10.22387 $207,800   0.02%    1.00%  to   2.10%  -2.03% to  -0.96%
December 31, 2010  198,480 $1.01802 to  $10.32322 $242,080   0.03%    1.00%  to   2.45%  -2.36% to  -0.96%
December 31, 2009  193,139 $1.03827 to  $10.51904 $228,214   0.44%    1.00%  to   2.10%  -1.91% to  -0.60%

                                         PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013   81,007 $1.97826 to  $ 2.40199 $194,199   3.94%    1.35%  to   1.65%  -2.33% to  -2.05%
December 31, 2012   93,666 $2.02539 to  $ 2.45301 $229,314   4.39%    1.35%  to   1.65%   8.88% to   9.20%
December 31, 2011  102,710 $1.86014 to  $ 2.24741 $230,380   4.29%    1.35%  to   1.65%   5.78% to   6.08%
December 31, 2010  114,526 $1.75857 to  $ 2.11964 $242,277   4.20%    1.35%  to   1.65%   8.78% to   9.10%
December 31, 2009  127,376 $1.61669 to  $ 1.94392 $247,133   4.69%    1.35%  to   1.65%  18.56% to  18.91%

                                              PRUDENTIAL EQUITY PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013   79,925 $1.69020 to  $ 2.89713 $214,130   0.00%    1.35%  to   2.00%  30.92% to  31.75%
December 31, 2012   90,862 $1.28661 to  $ 2.19998 $184,958   0.60%    1.35%  to   2.00%  11.45% to  12.17%
December 31, 2011  103,849 $1.15047 to  $ 1.96226 $188,373   0.68%    1.35%  to   2.00%  -5.36% to  -4.75%
December 31, 2010  120,853 $1.21137 to  $ 2.06117 $229,570   0.79%    1.35%  to   2.00%   9.71% to  10.41%
December 31, 2009  137,058 $1.10036 to  $ 1.86775 $236,025   1.60%    1.35%  to   2.00%  35.47% to  36.32%

                                      A64

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ---------------------  -------- ---------- -----------------  ------------------
                                          PRUDENTIAL FLEXIBLE MANAGED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013    5,642 $2.53115 to  $ 2.53115 $ 14,280   0.00%    1.40%  to   1.40%   18.48% to   18.48%
December 31, 2012    6,313 $2.13628 to  $ 2.13628 $ 13,487   1.92%    1.40%  to   1.40%   11.80% to   11.80%
December 31, 2011    7,096 $1.91077 to  $ 1.91077 $ 13,559   1.97%    1.40%  to   1.40%    2.90% to    2.90%
December 31, 2010    7,982 $1.85698 to  $ 1.85698 $ 14,822   2.24%    1.40%  to   1.40%   10.48% to   10.48%
December 31, 2009    9,162 $1.68077 to  $ 1.68077 $ 15,399   3.51%    1.40%  to   1.40%   18.30% to   18.30%

                                       PRUDENTIAL CONSERVATIVE BALANCED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013    8,177 $2.40130 to  $ 2.40130 $ 19,636   0.00%    1.40%  to   1.40%   14.55% to   14.55%
December 31, 2012    9,349 $2.09636 to  $ 2.09636 $ 19,598   2.09%    1.40%  to   1.40%    9.69% to    9.69%
December 31, 2011   10,584 $1.91117 to  $ 1.91117 $ 20,228   2.28%    1.40%  to   1.40%    3.16% to    3.16%
December 31, 2010   12,140 $1.85264 to  $ 1.85264 $ 22,491   2.45%    1.40%  to   1.40%   10.20% to   10.20%
December 31, 2009   14,098 $1.68120 to  $ 1.68120 $ 23,701   3.77%    1.40%  to   1.40%   18.36% to   18.36%

                                               PRUDENTIAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  116,026 $1.86670 to  $ 3.72763 $316,368   0.00%    1.35%  to   2.00%   30.49% to   31.32%
December 31, 2012  133,540 $1.42920 to  $ 2.83999 $276,927   0.98%    1.35%  to   2.00%   12.37% to   13.09%
December 31, 2011  154,555 $1.27064 to  $ 2.51241 $283,061   1.02%    1.35%  to   2.00%   -7.43% to   -6.83%
December 31, 2010  180,228 $1.37128 to  $ 2.69800 $353,298   0.99%    1.35%  to   2.00%   11.63% to   12.34%
December 31, 2009  112,546 $1.22726 to  $10.34659 $228,866   2.07%    1.35%  to   2.00%   38.67% to   40.04%

                                          PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   47,473 $2.06706 to  $14.41969 $201,311   6.32%    1.35%  to   2.00%    5.15% to    5.81%
December 31, 2012   53,646 $1.95903 to  $13.63244 $215,814   6.92%    1.35%  to   2.00%   12.18% to   12.90%
December 31, 2011   59,815 $1.74036 to  $12.08103 $219,331   7.45%    1.35%  to   2.50%    2.54% to    3.69%
December 31, 2010   67,908 $1.68340 to  $11.65524 $244,422   8.32%    1.35%  to   2.60%   11.16% to   12.53%
December 31, 2009   77,867 $1.50037 to  $10.36252 $250,477   5.55%    1.35%  to   2.00%    3.33% to   45.21%

                                         PRUDENTIAL NATURAL RESOURCES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013    1,009 $7.77806 to  $ 7.77806 $  7,850   0.00%    1.40%  to   1.40%    8.70% to    8.70%
December 31, 2012    1,128 $7.15524 to  $ 7.15524 $  8,075   0.47%    1.40%  to   1.40%   -3.82% to   -3.82%
December 31, 2011    1,345 $7.43963 to  $ 7.43963 $ 10,005   0.19%    1.40%  to   1.40%  -20.15% to  -20.15%
December 31, 2010    1,685 $9.31742 to  $ 9.31742 $ 15,700   0.43%    1.40%  to   1.40%   26.22% to   26.22%
December 31, 2009    1,900 $7.38206 to  $ 7.38206 $ 14,027   0.72%    1.40%  to   1.40%   74.66% to   74.66%

                                            PRUDENTIAL STOCK INDEX PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  130,864 $1.27465 to  $ 2.92538 $316,543   0.00%    1.35%  to   2.00%   29.31% to   30.14%
December 31, 2012  148,556 $0.98286 to  $ 2.24908 $276,210   1.71%    1.35%  to   2.00%   13.40% to   14.14%
December 31, 2011  169,900 $0.86409 to  $ 1.97156 $276,321   1.62%    1.35%  to   2.00%   -0.05% to    0.60%
December 31, 2010  197,334 $0.86195 to  $ 1.96089 $318,094   1.77%    1.35%  to   2.00%   12.34% to   13.06%
December 31, 2009  224,226 $0.76501 to  $ 1.73514 $319,014   2.82%    1.35%  to   2.00%   23.61% to   24.41%

                                               PRUDENTIAL GLOBAL PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   30,874 $1.15067 to  $ 2.51978 $ 67,256   0.00%    1.35%  to   2.00%   24.79% to   25.59%
December 31, 2012   34,277 $0.91935 to  $ 2.00744 $ 59,622   1.61%    1.35%  to   2.00%   15.21% to   15.95%
December 31, 2011   39,339 $0.79560 to  $ 1.73216 $ 59,072   1.57%    1.35%  to   2.00%   -8.80% to   -8.21%
December 31, 2010   45,509 $0.86969 to  $ 1.88807 $ 74,473   1.58%    1.35%  to   2.00%   10.53% to   11.24%
December 31, 2009   51,131 $0.78450 to  $ 1.69810 $ 74,998   2.91%    1.35%  to   2.00%   28.83% to   29.64%

                                              PRUDENTIAL JENNISON PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  120,569 $1.10982 to  $ 3.24547 $317,172   0.00%    1.35%  to   2.00%   34.96% to   35.83%
December 31, 2012  136,588 $0.81992 to  $ 2.39067 $264,878   0.16%    1.35%  to   2.00%   13.89% to   14.63%
December 31, 2011  156,398 $0.71775 to  $ 2.08665 $263,805   0.30%    1.35%  to   2.00%   -1.67% to   -1.03%
December 31, 2010  182,468 $0.72779 to  $ 2.10942 $309,345   0.44%    1.35%  to   2.00%    9.76% to   10.46%
December 31, 2009  193,983 $0.66114 to  $ 1.91072 $302,738   0.68%    1.35%  to   2.00%   40.23% to   41.12%

                                     PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   15,356 $3.33520 to  $ 5.06760 $ 67,442   0.00%    1.35%  to   1.65%   38.67% to   39.08%
December 31, 2012   16,924 $2.40521 to  $ 3.64564 $ 53,499   0.61%    1.35%  to   1.65%   14.14% to   14.48%
December 31, 2011   19,186 $2.10724 to  $ 3.18624 $ 53,031   0.81%    1.35%  to   1.65%   -1.07% to   -0.78%
December 31, 2010   22,234 $2.13000 to  $ 3.21282 $ 62,028   0.82%    1.35%  to   1.65%   23.89% to   24.25%
December 31, 2009   24,533 $1.71932 to  $ 2.58701 $ 55,161   1.86%    1.35%  to   1.65%   23.16% to   23.51%

                                       T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   13,481 $1.21548 to  $ 1.66761 $ 22,371   0.85%    1.35%  to   1.65%   12.20% to   12.54%
December 31, 2012   14,599 $1.08327 to  $ 1.48263 $ 21,529   1.22%    1.35%  to   1.65%   16.51% to   16.86%
December 31, 2011   16,365 $0.92976 to  $ 1.26936 $ 20,660   1.48%    1.35%  to   1.65%  -14.25% to  -14.00%
December 31, 2010   18,469 $1.08424 to  $ 1.47671 $ 27,104   0.93%    1.35%  to   1.65%   12.60% to   12.92%
December 31, 2009   19,690 $0.96293 to  $ 1.30828 $ 25,610   2.73%    1.35%  to   1.65%   49.91% to   50.37%

                                      A65

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)  LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ --------------------  -------- ---------- -----------------  ------------------
                                         T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013  25,950 $1.97830 to  $3.08233 $ 79,490   1.54%    1.35%  to   1.65%   27.62% to   27.99%
December 31, 2012  28,067 $1.55020 to  $2.40943 $ 67,182   2.14%    1.35%  to   1.65%   15.24% to   15.58%
December 31, 2011  31,233 $1.34518 to  $2.08566 $ 64,734   1.73%    1.35%  to   1.65%   -2.32% to   -2.03%
December 31, 2010  34,755 $1.37716 to  $2.13003 $ 73,513   1.89%    1.35%  to   1.65%   13.16% to   13.49%
December 31, 2009  38,561 $1.21705 to  $1.87780 $ 71,894   2.00%    1.35%  to   1.65%   23.56% to   23.93%

                                             INVESCO V.I. CORE EQUITY FUND
                   ------------------------------------------------------------------------------------
December 31, 2013  38,677 $1.33567 to  $2.55624 $ 97,180   1.38%    1.35%  to   1.65%   27.15% to   27.53%
December 31, 2012  43,198 $1.05048 to  $2.00552 $ 85,180   0.96%    1.35%  to   1.65%   12.02% to   12.36%
December 31, 2011  49,252 $0.93773 to  $1.78573 $ 86,494   0.94%    1.35%  to   1.65%   -1.68% to   -1.40%
December 31, 2010  56,457 $0.95379 to  $1.81190 $100,796   0.96%    1.35%  to   1.65%    7.77% to    8.09%
December 31, 2009  64,231 $0.88500 to  $1.67706 $106,158   1.83%    1.35%  to   1.65%   26.20% to   26.61%

                                  JANUS ASPEN JANUS PORTFOLIO -- INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2013  28,310 $1.09299 to  $2.28537 $ 63,509   0.78%    1.35%  to   1.65%   28.22% to   28.60%
December 31, 2012  31,863 $0.85244 to  $1.77801 $ 55,620   0.55%    1.35%  to   1.65%   16.66% to   17.01%
December 31, 2011  35,341 $0.73068 to  $1.52032 $ 52,765   0.58%    1.35%  to   1.65%   -6.83% to   -6.57%
December 31, 2010  40,445 $0.78421 to  $1.62786 $ 64,687   1.09%    1.35%  to   1.65%   12.67% to   12.99%
December 31, 2009  45,286 $0.69604 to  $1.44140 $ 64,093   0.53%    1.35%  to   1.65%   34.14% to   34.54%

                                JANUS ASPEN OVERSEAS PORTFOLIO -- INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2013  25,331 $2.12113 to  $3.84746 $ 96,032   3.13%    1.35%  to   1.65%   12.70% to   13.04%
December 31, 2012  28,534 $1.88205 to  $3.40535 $ 95,790   0.69%    1.35%  to   1.65%   11.62% to   11.96%
December 31, 2011  32,274 $1.68615 to  $3.04341 $ 96,776   0.47%    1.35%  to   1.65%  -33.27% to  -33.07%
December 31, 2010  37,127 $2.52677 to  $4.54962 $166,661   0.68%    1.35%  to   1.65%   23.28% to   23.64%
December 31, 2009  42,555 $2.04970 to  $3.68158 $154,549   0.56%    1.35%  to   1.65%   76.64% to   77.17%

                                        MFS(R) RESEARCH SERIES -- INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2013   8,883 $1.50408 to  $2.45201 $ 21,700   0.33%    1.35%  to   1.65%   30.13% to   30.52%
December 31, 2012   9,422 $1.15583 to  $1.87950 $ 17,640   0.80%    1.35%  to   1.65%   15.36% to   15.72%
December 31, 2011  10,468 $1.00196 to  $1.62522 $ 16,928   0.85%    1.35%  to   1.65%   -2.07% to   -1.78%
December 31, 2010  11,770 $1.02309 to  $1.65543 $ 19,367   0.94%    1.35%  to   1.65%   14.02% to   14.36%
December 31, 2009  13,511 $0.89726 to  $1.44843 $ 19,464   1.49%    1.35%  to   1.65%   28.43% to   28.80%

                                         MFS(R) GROWTH SERIES -- INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2013  25,118 $1.37938 to  $2.58719 $ 64,475   0.23%    1.35%  to   1.65%   34.63% to   35.03%
December 31, 2012  27,447 $1.02455 to  $1.91698 $ 52,206   0.00%    1.35%  to   1.65%   15.47% to   15.81%
December 31, 2011  30,886 $0.88728 to  $1.65595 $ 50,595   0.19%    1.35%  to   1.65%   -1.95% to   -1.65%
December 31, 2010  35,471 $0.90488 to  $1.68460 $ 59,323   0.12%    1.35%  to   1.65%   13.46% to   13.80%
December 31, 2009  40,132 $0.79756 to  $1.48114 $ 59,016   0.32%    1.35%  to   1.65%   35.43% to   35.83%

                                                     VP VALUE FUND
                   ------------------------------------------------------------------------------------
December 31, 2013  10,636 $2.38831 to  $2.90895 $ 30,803   1.65%    1.35%  to   1.65%   29.59% to   29.97%
December 31, 2012  10,985 $1.84301 to  $2.23925 $ 24,485   1.91%    1.35%  to   1.65%   12.71% to   13.05%
December 31, 2011  12,509 $1.63512 to  $1.98177 $ 24,681   2.03%    1.35%  to   1.65%   -0.62% to   -0.33%
December 31, 2010  13,742 $1.64535 to  $1.98934 $ 27,219   2.20%    1.35%  to   1.65%   11.58% to   11.91%
December 31, 2009  15,043 $1.47454 to  $1.77852 $ 26,635   5.79%    1.35%  to   1.65%   17.92% to   18.27%

                            FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2
                   ------------------------------------------------------------------------------------
December 31, 2013  11,731 $1.51967 to  $2.64465 $ 30,317   0.00%    1.35%  to   1.65%   35.92% to   36.31%
December 31, 2012  13,253 $1.11808 to  $1.94109 $ 25,079   0.00%    1.35%  to   1.65%    9.04% to    9.37%
December 31, 2011  14,860 $1.02535 to  $1.77574 $ 25,731   0.00%    1.35%  to   1.65%   -6.37% to   -6.09%
December 31, 2010  16,566 $1.09508 to  $1.89197 $ 30,563   0.00%    1.35%  to   1.65%   25.55% to   25.93%
December 31, 2009  17,918 $0.87224 to  $1.50320 $ 26,268   0.00%    1.35%  to   1.65%   41.25% to   41.68%

                                       PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013  22,694 $2.17940 to  $2.32560 $ 52,712   0.00%    1.35%  to   1.65%   27.77% to   28.15%
December 31, 2012  25,911 $1.70567 to  $1.81563 $ 46,983   0.00%    1.35%  to   1.65%    9.23% to    9.55%
December 31, 2011  29,076 $1.56151 to  $1.65810 $ 48,160   0.08%    1.35%  to   1.65%   -5.72% to   -5.44%
December 31, 2010  32,078 $1.65622 to  $1.75443 $ 56,225   0.00%    1.35%  to   1.65%    6.08% to    6.40%
December 31, 2009  35,692 $1.56131 to  $1.64969 $ 58,835   0.48%    1.35%  to   1.65%   55.28% to   55.73%

                                                 DAVIS VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013  20,232 $1.47145 to  $1.53200 $ 30,760   0.84%    1.35%  to   1.65%   31.26% to   31.65%
December 31, 2012  23,262 $1.12101 to  $1.16370 $ 26,878   1.57%    1.35%  to   1.65%   11.23% to   11.57%
December 31, 2011  27,280 $1.00779 to  $1.04304 $ 28,266   0.81%    1.35%  to   1.65%   -5.73% to   -5.45%
December 31, 2010  31,083 $1.06904 to  $1.10314 $ 34,079   1.31%    1.35%  to   1.65%   10.93% to   11.25%
December 31, 2009  34,701 $0.96368 to  $0.99157 $ 34,218   0.88%    1.35%  to   1.65%   29.03% to   29.41%

                                      A66

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                              INVESTMENT
                   UNITS         UNIT VALUE        NET ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                    ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO CLASS B
                   -----------------------------------------------------------------------------------------
December 31, 2013    7,839 $ 0.88970 to  $ 0.92729 $    7,205   0.00%    1.35%  to   1.65%   34.78% to   35.18%
December 31, 2012    7,753 $ 0.66012 to  $ 0.68598 $    5,274   0.03%    1.35%  to   1.65%   14.23% to   14.58%
December 31, 2011    7,628 $ 0.57787 to  $ 0.59869 $    4,532   0.09%    1.35%  to   1.65%   -4.83% to   -4.56%
December 31, 2010    8,341 $ 0.60717 to  $ 0.62731 $    5,196   0.28%    1.35%  to   1.65%    8.05% to    8.37%
December 31, 2009    9,659 $ 0.56193 to  $ 0.57885 $    5,555   0.00%    1.35%  to   1.65%   34.88% to   35.31%

                                          PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   45,199 $ 2.08949 to  $ 2.78722 $  116,216   0.00%    1.35%  to   2.00%   34.76% to   35.61%
December 31, 2012   52,822 $ 1.54910 to  $ 2.05619 $  100,418   0.45%    1.35%  to   2.00%   13.78% to   14.51%
December 31, 2011   62,060 $ 1.36006 to  $ 1.79660 $  103,381   0.68%    1.35%  to   2.00%   -4.67% to   -4.06%
December 31, 2010   72,892 $ 1.42540 to  $ 1.87355 $  127,033   0.65%    1.35%  to   2.00%   23.80% to   24.59%
December 31, 2009   84,747 $ 1.15021 to  $ 1.50448 $  119,017   1.52%    1.35%  to   2.00%   28.23% to   29.05%

                                       JANUS ASPEN JANUS PORTFOLIO -- SERVICE SHARES
                   -----------------------------------------------------------------------------------------
December 31, 2013    8,225 $ 0.90515 to  $ 2.03533 $   12,065   0.66%    1.40%  to   2.00%   27.44% to   28.20%
December 31, 2012    9,526 $ 0.70809 to  $ 1.58757 $   10,868   0.43%    1.40%  to   2.00%   15.96% to   16.65%
December 31, 2011   11,019 $ 0.60888 to  $ 1.36100 $   10,839   0.43%    1.40%  to   2.00%   -7.39% to   -6.84%
December 31, 2010   13,323 $ 0.65560 to  $ 1.46090 $   13,998   0.36%    1.40%  to   2.00%   12.02% to   12.68%
December 31, 2009   16,117 $ 0.58350 to  $ 1.29652 $   14,998   0.39%    1.40%  to   2.00%   33.34% to   34.14%

                                  PRUDENTIAL SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   51,864 $ 1.62968 to  $ 3.63925 $  137,598   0.00%    1.35%  to   2.00%   25.95% to   26.76%
December 31, 2012   59,367 $ 1.29003 to  $ 2.87251 $  124,761   0.41%    1.35%  to   2.00%   14.58% to   15.32%
December 31, 2011   69,627 $ 1.12252 to  $ 2.49218 $  128,003   0.59%    1.35%  to   2.00%    0.22% to    0.86%
December 31, 2010   84,602 $ 1.11678 to  $ 2.47225 $  155,289   0.41%    1.35%  to   2.00%   18.08% to   18.82%
December 31, 2009   63,068 $ 0.94298 to  $ 2.08159 $   96,283   0.74%    1.35%  to   2.00%   39.10% to   40.00%

                                        PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   26,352 $ 0.89246 to  $ 2.22017 $   43,541   0.00%    1.35%  to   2.00%   16.54% to   17.29%
December 31, 2012   30,107 $ 0.76353 to  $ 1.89389 $   42,782   0.64%    1.35%  to   2.00%   19.99% to   20.77%
December 31, 2011   35,232 $ 0.63438 to  $ 1.56912 $   41,592   1.32%    1.35%  to   2.00%  -16.58% to  -16.04%
December 31, 2010   41,904 $ 0.75821 to  $ 1.86993 $   58,478   1.53%    1.35%  to   2.00%   11.78% to   12.49%
December 31, 2009   48,242 $ 0.67634 to  $ 1.66303 $   59,612   2.20%    1.35%  to   2.00%   34.47% to   35.33%

                                        PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   22,680 $ 1.25263 to  $ 2.18500 $   41,163   0.00%    1.40%  to   2.00%   17.73% to   18.43%
December 31, 2012   25,837 $ 1.06080 to  $ 1.84942 $   39,628   2.67%    1.40%  to   2.00%   14.62% to   15.31%
December 31, 2011   29,946 $ 0.92278 to  $ 1.60798 $   39,901   2.49%    1.40%  to   2.00%  -14.80% to  -14.29%
December 31, 2010   35,175 $ 1.07986 to  $ 1.88082 $   54,613   2.19%    1.40%  to   2.00%    8.64% to    9.28%
December 31, 2009   41,016 $ 0.99108 to  $ 1.72527 $   57,944   3.14%    1.40%  to   2.00%   29.75% to   30.52%

                                        AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   15,311 $11.42443 to  $19.27594 $  221,801   0.00%    0.55%  to   3.25%   25.90% to   32.81%
December 31, 2012   13,355 $ 8.63614 to  $14.71569 $  146,463   1.04%    0.55%  to   3.25%   15.77% to   19.01%
December 31, 2011    9,455 $ 7.28539 to  $12.53734 $   86,332   1.05%    0.55%  to   3.25%  -15.50% to   -6.04%
December 31, 2010    6,153 $ 7.59413 to  $13.52811 $   60,572   1.29%    0.55%  to   3.25%    6.61% to   11.82%
December 31, 2009    2,660 $ 6.96102 to  $12.21751 $   21,591   3.03%    0.95%  to   2.95%   16.39% to   20.67%

                                    AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  209,605 $11.05013 to  $15.76382 $2,636,512   0.00%    0.55%  to   3.25%   10.68% to   13.77%
December 31, 2012  199,002 $ 9.92265 to  $14.04822 $2,231,745   1.93%    0.55%  to   3.25%    7.52% to   10.53%
December 31, 2011  141,598 $ 9.34142 to  $12.88722 $1,453,229   1.58%    0.55%  to   3.25%   -6.51% to   -3.91%
December 31, 2010  107,550 $ 9.72815 to  $13.59785 $1,162,964   0.55%    0.55%  to   3.25%    6.71% to   10.76%
December 31, 2009   22,057 $ 9.00260 to  $12.39836 $  217,747   0.99%    0.95%  to   2.95%   22.19% to   26.21%

                                            AST COHEN & STEERS REALTY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   13,244 $ 9.68396 to  $21.94358 $  186,235   0.00%    0.55%  to   3.25%   -1.36% to    2.57%
December 31, 2012   12,446 $10.07765 to  $21.69183 $  173,092   1.29%    0.55%  to   3.25%   11.59% to   14.71%
December 31, 2011    7,109 $ 8.82419 to  $19.17281 $   87,243   0.74%    0.55%  to   3.25%   -6.17% to    6.00%
December 31, 2010    5,413 $ 8.36127 to  $18.33755 $   62,985   1.27%    0.55%  to   3.25%   17.09% to   27.48%
December 31, 2009    1,873 $ 6.56219 to  $14.52687 $   17,283   2.75%    0.95%  to   2.95%   28.83% to   51.09%

                                     AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  131,617 $10.76626 to  $14.34386 $1,639,217   0.00%    0.55%  to   3.25%    7.42% to   10.42%
December 31, 2012  118,657 $10.48017 to  $13.12718 $1,364,558   1.44%    0.55%  to   3.25%    7.11% to   10.11%
December 31, 2011   76,239 $ 9.75906 to  $12.08786 $  808,699   0.90%    0.55%  to   3.25%   -3.02% to   -0.32%
December 31, 2010   56,172 $ 9.90157 to  $12.29454 $  609,347   0.37%    0.55%  to   3.25%    4.24% to    7.11%
December 31, 2009   26,845 $ 9.38319 to  $11.67943 $  282,556   0.82%    0.95%  to   2.95%   15.12% to   20.87%

                                      A67

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                          AST HERNDON LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  10,554 $11.69942 to  $20.19327 $156,741   0.00%    0.55%  to   3.25%   25.84% to   33.89%
December 31, 2012  10,223 $ 8.77264 to  $15.29152 $115,122   1.05%    0.55%  to   3.25%    9.71% to   12.78%
December 31, 2011   5,454 $ 7.80945 to  $13.74775 $ 54,139   0.80%    0.55%  to   3.25%  -10.70% to   -1.04%
December 31, 2010   2,189 $ 7.92255 to  $14.08474 $ 21,392   1.38%    0.55%  to   3.25%    5.71% to   11.38%
December 31, 2009   1,483 $ 7.11289 to  $12.77034 $ 12,662   0.86%    0.95%  to   2.95%   15.49% to   26.46%

                                                AST HIGH YIELD PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  16,564 $10.42183 to  $16.57675 $216,591   0.00%    0.55%  to   3.25%    3.70% to    6.59%
December 31, 2012  17,069 $11.01858 to  $15.76773 $211,916   5.75%    0.55%  to   3.25%   10.17% to   13.25%
December 31, 2011   9,602 $ 9.75907 to  $14.11698 $107,095   6.86%    0.55%  to   3.25%   -2.53% to    2.61%
December 31, 2010   6,243 $10.64904 to  $13.94919 $ 69,557   3.61%    0.55%  to   3.25%    6.67% to   12.43%
December 31, 2009   1,858 $ 9.86035 to  $12.52966 $ 19,507   3.94%    0.95%  to   2.90%   24.31% to   34.28%

                                        AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  10,131 $12.91409 to  $23.42720 $165,527   0.00%    0.55%  to   3.25%   33.40% to   40.04%
December 31, 2012   9,818 $ 9.51449 to  $16.96161 $116,290   0.00%    0.55%  to   3.25%   16.17% to   19.41%
December 31, 2011   5,925 $ 7.99180 to  $14.40189 $ 59,777   0.45%    0.55%  to   3.25%  -19.59% to  -13.59%
December 31, 2010   3,503 $ 9.80048 to  $16.89809 $ 40,832   0.04%    0.55%  to   3.25%   20.64% to   31.30%
December 31, 2009   1,490 $ 7.46424 to  $12.99734 $ 12,797   0.20%    0.95%  to   2.55%   29.38% to   31.41%

                                               AST MID-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   6,399 $12.06993 to  $22.94256 $104,911   0.00%    0.55%  to   3.25%   23.34% to   31.69%
December 31, 2012   5,850 $10.19368 to  $17.66406 $ 73,924   0.44%    0.55%  to   3.25%   14.56% to   17.76%
December 31, 2011   3,655 $ 8.68256 to  $15.20886 $ 39,679   0.70%    0.55%  to   3.25%  -12.84% to   -3.98%
December 31, 2010   2,712 $ 9.84588 to  $16.05923 $ 30,901   0.46%    0.55%  to   3.25%   13.94% to   22.45%
December 31, 2009     919 $ 8.24232 to  $13.24524 $  8,484   1.75%    0.95%  to   2.95%   31.78% to   37.58%

                                              AST SMALL-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   7,038 $12.47438 to  $23.06551 $116,350   0.00%    0.55%  to   3.25%   27.51% to   36.64%
December 31, 2012   6,003 $10.03524 to  $17.11423 $ 73,641   0.41%    0.55%  to   3.25%   14.31% to   17.51%
December 31, 2011   4,291 $ 8.56576 to  $14.76666 $ 45,405   0.60%    0.55%  to   3.25%  -13.58% to   -6.49%
December 31, 2010   3,661 $10.21456 to  $16.01106 $ 41,903   0.41%    0.55%  to   3.25%   13.88% to   24.81%
December 31, 2009   1,917 $ 8.19364 to  $12.95541 $ 17,742   1.67%    0.95%  to   2.95%   24.02% to   29.87%

                                     AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  10,275 $12.10233 to  $19.58170 $158,294   0.00%    0.55%  to   3.25%   22.97% to   29.03%
December 31, 2012   9,486 $10.63210 to  $15.38733 $114,812   0.22%    0.55%  to   3.25%   15.87% to   19.11%
December 31, 2011   5,661 $ 8.95362 to  $13.09897 $ 58,548   0.16%    0.55%  to   3.25%  -10.43% to   -4.48%
December 31, 2010   5,727 $ 9.78196 to  $13.90429 $ 63,050   0.07%    0.55%  to   3.25%    6.48% to    9.25%
December 31, 2009   3,085 $ 8.95378 to  $12.85313 $ 32,211   0.00%    0.95%  to   2.95%   27.10% to   47.99%

                                       AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  15,464 $12.28300 to  $22.97023 $261,949   0.00%    0.55%  to   3.25%   25.09% to   31.46%
December 31, 2012  13,956 $10.46013 to  $17.71525 $182,448   0.00%    0.55%  to   3.25%   15.72% to   18.96%
December 31, 2011   8,276 $ 8.81982 to  $15.09953 $ 93,020   0.00%    0.55%  to   3.25%  -11.35% to   -3.51%
December 31, 2010   7,400 $10.81269 to  $15.86600 $ 88,581   0.00%    0.55%  to   3.25%   12.74% to   18.70%
December 31, 2009   2,818 $ 9.33692 to  $13.49906 $ 30,759   0.00%    0.95%  to   2.95%   33.32% to   55.61%

                                              AST LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  25,383 $11.16325 to  $20.91410 $365,289   0.00%    0.55%  to   3.25%   31.12% to   39.09%
December 31, 2012  22,984 $ 8.05750 to  $15.24503 $236,678   3.18%    0.55%  to   3.25%   13.08% to   16.24%
December 31, 2011  12,016 $ 6.95898 to  $13.29726 $105,206   1.21%    0.55%  to   3.25%  -10.31% to   -4.71%
December 31, 2010   8,210 $ 7.33176 to  $14.14819 $ 73,771   0.98%    0.95%  to   3.25%    5.18% to   12.09%
December 31, 2009   7,331 $ 6.54070 to  $12.74667 $ 56,990   2.87%    0.95%  to   2.95%   16.63% to   26.67%

                                       AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  46,780 $ 9.71214 to  $14.52525 $533,925   0.00%    0.55%  to   3.25%   -5.19% to   -2.54%
December 31, 2012  43,060 $10.94845 to  $15.11073 $513,536   1.11%    0.55%  to   3.25%    2.48% to    5.35%
December 31, 2011  20,912 $10.42419 to  $14.54337 $245,855   1.20%    0.55%  to   3.25%    4.25% to    9.56%
December 31, 2010   4,379 $10.70748 to  $13.45763 $ 50,715   5.46%    0.55%  to   3.25%    7.21% to   12.35%
December 31, 2009   1,958 $10.22891 to  $12.09710 $ 21,733   7.38%    0.95%  to   2.90%   19.82% to   33.34%

                                      A68

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                        AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   16,363 $12.76835 to  $21.44225 $  255,014   0.00%    0.55%  to   3.25%   30.12% to   35.86%
December 31, 2012   16,939 $ 9.89077 to  $16.00178 $  195,765   0.38%    0.55%  to   3.25%    8.61% to   11.65%
December 31, 2011   11,182 $ 8.89389 to  $14.53184 $  117,841   0.30%    0.55%  to   3.25%   -8.96% to   -1.46%
December 31, 2010    9,228 $ 9.06112 to  $14.95140 $   99,289   0.61%    0.55%  to   3.25%   11.96% to   18.63%
December 31, 2009    5,649 $ 7.63844 to  $12.72864 $   50,094   0.84%    0.95%  to   2.95%   26.37% to   28.54%

                                                  AST MFS GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    7,176 $12.75859 to  $20.20752 $  113,750   0.00%    0.55%  to   3.25%   29.91% to   35.95%
December 31, 2012    6,309 $10.55752 to  $15.06982 $   74,107   0.00%    0.55%  to   3.25%   13.27% to   16.44%
December 31, 2011    3,218 $ 9.10275 to  $13.12223 $   33,301   0.36%    0.55%  to   3.25%   -7.50% to   -1.14%
December 31, 2010    2,603 $ 9.24407 to  $13.45761 $   27,605   0.10%    0.55%  to   3.25%    7.59% to   11.72%
December 31, 2009      986 $ 8.27409 to  $12.16473 $    9,338   0.16%    0.95%  to   2.95%   20.52% to   23.13%

                                       AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   16,795 $12.35736 to  $22.34107 $  273,974   0.00%    0.55%  to   3.25%   25.73% to   31.88%
December 31, 2012   15,458 $10.25722 to  $17.17555 $  192,774   0.00%    0.55%  to   3.25%    8.72% to   11.77%
December 31, 2011    8,614 $ 9.20532 to  $15.58152 $  100,645   0.00%    0.55%  to   3.25%   -7.23% to    1.13%
December 31, 2010    5,335 $ 9.35229 to  $15.62143 $   64,482   0.00%    0.55%  to   3.25%   18.48% to   27.47%
December 31, 2009    2,096 $ 7.52062 to  $12.37664 $   20,645   0.00%    0.95%  to   2.95%   23.25% to   28.57%

                                     AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   15,234 $12.86338 to  $25.44872 $  259,477   0.00%    0.55%  to   3.25%   31.13% to   41.23%
December 31, 2012   11,618 $10.11103 to  $18.27003 $  142,067   0.94%    0.55%  to   3.25%   13.32% to   16.48%
December 31, 2011    8,187 $ 8.70651 to  $15.90297 $   86,810   0.99%    0.55%  to   3.25%  -12.72% to   -3.02%
December 31, 2010    7,174 $ 9.62757 to  $16.62562 $   78,392   1.02%    0.55%  to   3.25%   11.27% to   22.27%
December 31, 2009    3,024 $ 7.99019 to  $13.73161 $   26,629   1.77%    0.95%  to   2.90%   34.71% to   39.32%

                                         AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   17,793 $ 9.45965 to  $12.20183 $  185,800   0.00%    0.55%  to   3.25%   -5.35% to   -2.71%
December 31, 2012   20,118 $ 9.99469 to  $12.61643 $  218,837   1.17%    0.55%  to   3.25%    1.29% to    4.12%
December 31, 2011   15,357 $ 9.86766 to  $12.18917 $  164,143   0.86%    0.55%  to   3.25%   -1.07% to    1.68%
December 31, 2010    9,358 $ 9.97411 to  $12.07057 $  102,959   2.31%    0.55%  to   3.25%   -0.33% to    2.92%
December 31, 2009    4,168 $10.42590 to  $11.78015 $   48,312   5.30%    0.95%  to   2.95%    4.36% to    9.19%

                                         AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   21,981 $10.76256 to  $20.25283 $  306,640   0.00%    0.55%  to   3.25%   22.05% to   28.97%
December 31, 2012   19,042 $ 8.48182 to  $15.92130 $  206,693   0.18%    0.55%  to   3.25%   13.43% to   16.61%
December 31, 2011    5,793 $ 7.30270 to  $13.84402 $   53,933   1.15%    0.55%  to   3.25%  -10.17% to   -2.18%
December 31, 2010    4,615 $ 7.31183 to  $14.34884 $   43,678   1.20%    0.95%  to   3.25%    4.43% to   12.18%
December 31, 2009    2,161 $ 6.68122 to  $12.91774 $   16,542   3.44%    0.95%  to   2.95%   20.89% to   27.90%

                                             AST QMA US EQUITY ALPHA PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    6,347 $12.26676 to  $22.22337 $  103,102   0.00%    0.55%  to   2.95%   24.92% to   31.70%
December 31, 2012    5,427 $ 9.53931 to  $17.10866 $   67,692   0.71%    0.55%  to   2.95%   15.39% to   18.15%
December 31, 2011    2,688 $ 8.14600 to  $14.68191 $   27,992   0.73%    0.55%  to   2.95%    0.50% to    2.89%
December 31, 2010    1,934 $ 7.98785 to  $14.46757 $   19,154   0.58%    0.55%  to   2.95%    8.14% to   13.97%
December 31, 2009      983 $ 7.12555 to  $12.82018 $    7,830   1.73%    0.95%  to   2.95%   18.97% to   27.22%

                                       AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   29,034 $ 9.02327 to  $15.67993 $  333,568   0.00%    0.55%  to   3.25%   11.63% to   14.75%
December 31, 2012   30,858 $ 7.88745 to  $13.79902 $  313,815   0.41%    0.55%  to   3.25%    0.24% to    3.05%
December 31, 2011   21,581 $ 7.67745 to  $13.57744 $  220,749   0.61%    0.55%  to   3.25%  -22.38% to  -15.39%
December 31, 2010   18,820 $ 9.78665 to  $16.26883 $  237,118   0.41%    0.55%  to   3.25%   15.18% to   19.32%
December 31, 2009    9,564 $ 8.23044 to  $13.76951 $  111,200   1.38%    0.95%  to   2.95%   32.80% to   47.95%

                                        AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  535,636 $11.16935 to  $16.97618 $7,295,774   0.00%    0.55%  to   3.25%   12.85% to   16.19%
December 31, 2012  427,079 $10.69535 to  $14.81356 $5,131,917   1.21%    0.55%  to   3.25%    9.80% to   12.87%
December 31, 2011  229,101 $ 9.50439 to  $13.30691 $2,473,645   1.10%    0.55%  to   3.25%   -4.90% to    1.42%
December 31, 2010  146,126 $ 9.85367 to  $13.30202 $1,581,659   0.78%    0.55%  to   3.25%    5.89% to   10.49%
December 31, 2009   42,023 $ 9.03658 to  $12.15888 $  421,914   2.06%    0.95%  to   2.95%   20.34% to   22.97%

                                      A69

                                 AT YEAR ENDED                              FOR YEAR ENDED
                   -----------------------------------------  ----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  -----------------
                                              AST MFS GLOBAL EQUITY PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2013   20,596 $11.84660 to  $21.11684 $  320,306   0.00%    0.55%  to   3.25%   20.29% to  26.93%
December 31, 2012   15,072 $10.68753 to  $16.86736 $  188,579   1.03%    0.55%  to   3.25%   19.07% to  22.40%
December 31, 2011    8,288 $ 8.75800 to  $13.97222 $   87,581   0.51%    0.55%  to   3.25%  -12.73% to  -3.66%
December 31, 2010    6,015 $ 9.74368 to  $14.70491 $   67,368   0.40%    0.55%  to   3.25%    7.95% to  10.99%
December 31, 2009    1,713 $ 8.77866 to  $13.37974 $   18,281   1.77%    0.95%  to   2.95%   28.43% to  32.84%

                                        AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2013   16,428 $10.62785 to  $17.24255 $  207,309   0.00%    0.55%  to   3.25%   11.61% to  14.73%
December 31, 2012   14,337 $ 9.30017 to  $15.23803 $  159,507   1.68%    0.55%  to   3.25%   17.94% to  21.24%
December 31, 2011    9,785 $ 7.70131 to  $12.74350 $   90,598   1.40%    0.55%  to   3.25%  -18.08% to  -9.65%
December 31, 2010    8,842 $ 8.34866 to  $14.30022 $   90,495   0.97%    0.55%  to   3.25%    4.10% to   7.63%
December 31, 2009    3,788 $ 8.06067 to  $13.60349 $   36,077   3.65%    0.95%  to   2.95%   32.70% to  34.60%

                                            AST TEMPLETON GLOBAL BOND PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2013   19,028 $ 9.69586 to  $12.75701 $  197,497   0.00%    0.55%  to   3.25%   -6.88% to  -3.21%
December 31, 2012   17,788 $10.32374 to  $13.40697 $  196,194   2.36%    0.55%  to   3.25%    1.80% to   4.65%
December 31, 2011   10,426 $ 9.89515 to  $12.88781 $  113,539   2.50%    0.55%  to   3.25%   -1.04% to   3.55%
December 31, 2010    6,415 $10.20242 to  $12.51967 $   70,483   2.41%    0.55%  to   3.25%    2.24% to   4.75%
December 31, 2009    2,631 $10.44910 to  $11.97584 $   30,156   7.16%    0.95%  to   2.55%    9.49% to  11.06%

                                     AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2013  106,043 $10.58693 to  $17.50990 $1,219,180   0.00%    0.55%  to   3.25%   14.98% to  19.84%
December 31, 2012   62,039 $ 8.89580 to  $14.81394 $  604,521   0.26%    0.55%  to   3.25%    7.39% to  10.40%
December 31, 2011   29,416 $ 8.08980 to  $13.60557 $  265,956   0.27%    0.55%  to   3.25%  -12.57% to  -4.36%
December 31, 2010   15,551 $ 8.45893 to  $14.36696 $  151,898   0.49%    0.95%  to   2.95%   11.35% to  13.56%
December 31, 2009   16,369 $ 7.44914 to  $12.77693 $  141,974   1.06%    0.95%  to   2.95%    1.10% to  27.22%

                                       AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2013  477,773 $11.61737 to  $17.60529 $6,496,923   0.00%    0.55%  to   3.25%   17.67% to  22.00%
December 31, 2012  393,994 $ 9.82079 to  $14.63036 $4,452,563   0.79%    0.55%  to   3.25%   10.02% to  13.10%
December 31, 2011  287,989 $ 8.76109 to  $13.11625 $2,893,895   0.51%    0.55%  to   3.25%   -9.16% to  -2.96%
December 31, 2010  297,589 $ 9.03449 to  $13.70422 $3,101,702   1.02%    0.55%  to   3.25%    7.43% to  12.31%
December 31, 2009  182,179 $ 8.15083 to  $12.32315 $1,672,572   1.87%    0.95%  to   2.95%   21.96% to  24.15%

                                    AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2013  351,118 $10.61030 to  $15.27338 $4,268,988   0.00%    0.55%  to   3.25%    6.40% to   9.37%
December 31, 2012  347,097 $ 9.96722 to  $14.15903 $3,909,210   0.97%    0.55%  to   3.25%    8.90% to  11.95%
December 31, 2011  269,022 $ 8.98306 to  $12.82397 $2,725,760   0.62%    0.55%  to   3.25%   -5.82% to  -3.20%
December 31, 2010  241,208 $ 9.28559 to  $13.43083 $2,538,982   0.83%    0.55%  to   3.25%    7.15% to  10.91%
December 31, 2009  135,488 $ 8.48293 to  $12.22943 $1,275,037   2.33%    0.95%  to   2.95%   21.03% to  23.19%

                                          AST BALANCED ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2013  500,114 $11.23550 to  $16.38146 $6,621,022   0.00%    0.55%  to   3.25%   13.49% to  17.00%
December 31, 2012  451,333 $10.33901 to  $14.19558 $5,203,726   0.92%    0.55%  to   3.25%    8.81% to  11.86%
December 31, 2011  339,582 $ 9.27105 to  $12.86748 $3,548,073   0.63%    0.55%  to   3.25%   -7.28% to  -1.76%
December 31, 2010  308,411 $ 9.68344 to  $13.27946 $3,322,650   0.78%    0.55%  to   3.25%    6.51% to  11.26%
December 31, 2009  196,484 $ 8.76833 to  $12.05401 $1,919,182   1.22%    0.95%  to   2.95%    0.42% to  22.14%

                                        AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2013  372,081 $10.58368 to  $14.47848 $4,626,398   0.00%    0.55%  to   3.25%    5.66% to   8.61%
December 31, 2012  367,594 $10.51490 to  $13.51575 $4,290,630   1.09%    0.55%  to   3.25%    6.78% to   9.77%
December 31, 2011  264,390 $ 9.60825 to  $12.48452 $2,869,173   0.90%    0.55%  to   3.25%   -3.91% to   0.44%
December 31, 2010  199,628 $10.40137 to  $12.60207 $2,211,567   1.26%    0.55%  to   3.25%    4.97% to   9.53%
December 31, 2009  115,717 $ 9.58079 to  $11.61945 $1,210,537   0.92%    0.95%  to   2.95%   -0.03% to  18.91%

                                           AST FI PYRAMIS QUANTITATIVE PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2013  248,285 $10.84192 to  $16.29666 $3,164,359   0.00%    0.55%  to   3.25%   11.03% to  14.13%
December 31, 2012  211,694 $ 9.58449 to  $14.47747 $2,406,115   1.88%    0.55%  to   3.25%    7.03% to  10.03%
December 31, 2011  130,049 $ 8.78893 to  $13.34133 $1,346,840   1.74%    0.55%  to   3.25%   -6.65% to  -2.05%
December 31, 2010   95,851 $ 8.97842 to  $13.80890 $1,008,799   1.36%    0.55%  to   3.25%    9.25% to  13.29%
December 31, 2009   37,024 $ 8.03026 to  $12.30994 $  325,778   3.84%    0.95%  to   2.95%   20.65% to  23.42%

                                      A70

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                         AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  296,876 $10.20562 to  $16.61628 $3,842,656   0.00%    0.55%  to   3.25%   13.22% to   16.38%
December 31, 2012  248,630 $ 8.86900 to  $14.47559 $2,804,356   1.30%    0.55%  to   3.25%    9.25% to   12.30%
December 31, 2011  148,843 $ 7.98786 to  $13.06962 $1,485,879   1.18%    0.55%  to   3.25%  -11.82% to   -6.73%
December 31, 2010  131,381 $ 8.66171 to  $14.20708 $1,380,684   0.85%    0.55%  to   3.25%   14.30% to   17.90%
December 31, 2009   58,998 $ 7.40130 to  $12.16947 $  483,351   2.18%    0.95%  to   2.95%    0.09% to   24.79%

                                             AST ADVANCED STRATEGIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  426,587 $11.12429 to  $17.34521 $5,785,628   0.00%    0.55%  to   3.25%   12.52% to   15.92%
December 31, 2012  343,976 $10.48694 to  $15.17148 $4,121,284   1.27%    0.55%  to   3.25%    9.95% to   13.02%
December 31, 2011  193,663 $ 9.30664 to  $13.61010 $2,075,520   1.03%    0.55%  to   3.25%   -6.93% to   -0.44%
December 31, 2010  137,362 $ 9.94879 to  $13.85960 $1,496,355   0.91%    0.55%  to   3.25%    8.08% to   12.64%
December 31, 2009   51,794 $ 8.94949 to  $12.42655 $  502,645   2.84%    0.95%  to   2.95%   22.94% to   25.01%

                                        AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   30,311 $13.54255 to  $23.51273 $  533,490   0.00%    0.55%  to   3.25%   37.92% to   43.23%
December 31, 2012   26,918 $10.57497 to  $16.64347 $  334,820   0.00%    0.55%  to   3.25%   13.76% to   16.94%
December 31, 2011   16,190 $ 9.07073 to  $14.43104 $  173,497   0.00%    0.55%  to   3.25%   -9.08% to   -2.24%
December 31, 2010   13,777 $10.04316 to  $14.96577 $  152,422   0.00%    0.55%  to   3.25%   10.53% to   14.72%
December 31, 2009    6,994 $ 8.97301 to  $13.17447 $   67,092   0.00%    0.95%  to   2.95%   31.06% to   51.93%

                                                 AST MONEY MARKET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   22,470 $ 8.74050 to  $10.20011 $  213,351   0.00%    0.55%  to   3.25%   -3.25% to   -0.55%
December 31, 2012   24,863 $ 8.99838 to  $10.31714 $  240,224   0.01%    0.55%  to   3.25%   -3.25% to   -0.54%
December 31, 2011   24,015 $ 9.26367 to  $10.43487 $  236,147   0.02%    0.55%  to   3.25%   -3.22% to   -0.52%
December 31, 2010   12,763 $ 9.53428 to  $10.55197 $  128,581   0.02%    0.55%  to   3.25%   -2.84% to   -0.43%
December 31, 2009    6,856 $ 9.80318 to  $10.67105 $   71,974   0.24%    0.95%  to   2.95%   -2.34% to   -0.70%

                                               AST SMALL-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   11,797 $12.40268 to  $24.92978 $  209,244   0.00%    0.55%  to   3.25%   26.69% to   34.43%
December 31, 2012    9,973 $ 9.69125 to  $18.80226 $  133,149   0.00%    0.55%  to   3.25%    8.52% to   11.56%
December 31, 2011    7,586 $ 8.71343 to  $17.08879 $   91,234   0.00%    0.55%  to   3.25%  -12.02% to   -1.52%
December 31, 2010    5,749 $11.41543 to  $17.59375 $   70,222   0.21%    0.55%  to   3.25%   25.34% to   35.13%
December 31, 2009    3,575 $ 8.52896 to  $13.14833 $   31,797   0.05%    0.95%  to   2.95%   30.52% to   32.65%

                                           AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  201,354 $ 9.69455 to  $14.04141 $2,248,671   0.00%    0.55%  to   3.25%   -5.03% to   -2.38%
December 31, 2012  205,774 $10.81598 to  $14.46865 $2,382,350   2.53%    0.55%  to   3.25%    5.76% to    8.72%
December 31, 2011  139,943 $ 9.99564 to  $13.38718 $1,518,001   1.84%    0.55%  to   3.25%   -0.17% to    2.61%
December 31, 2010  113,266 $10.24378 to  $13.12390 $1,231,961   1.52%    0.55%  to   3.25%    2.38% to    6.70%
December 31, 2009   51,426 $ 9.92546 to  $12.32370 $  540,684   0.63%    0.95%  to   2.95%   -0.60% to   15.43%

                                             AST INTERNATIONAL VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    7,524 $ 9.62974 to  $16.44049 $   92,461   0.00%    0.55%  to   3.25%   15.59% to   18.81%
December 31, 2012    6,716 $ 8.13719 to  $14.02985 $   70,251   2.14%    0.55%  to   3.25%   12.88% to   16.03%
December 31, 2011    4,763 $ 7.04041 to  $12.25942 $   43,196   1.53%    0.55%  to   3.25%  -21.55% to  -13.03%
December 31, 2010    3,757 $ 7.92905 to  $14.29181 $   39,039   0.70%    0.55%  to   3.25%    7.59% to   10.04%
December 31, 2009    1,307 $ 7.38580 to  $13.11671 $   11,673   2.16%    0.95%  to   2.95%   27.44% to   29.64%

                                             AST INTERNATIONAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   17,172 $ 9.91250 to  $17.57026 $  206,639   0.00%    0.55%  to   3.25%   15.19% to   18.40%
December 31, 2012   16,433 $ 8.40498 to  $15.04565 $  167,285   1.04%    0.55%  to   3.25%   16.45% to   19.70%
December 31, 2011    7,248 $ 7.04917 to  $12.74401 $   63,232   0.64%    0.55%  to   3.25%  -18.51% to  -13.40%
December 31, 2010    3,921 $ 7.97297 to  $14.92060 $   40,509   0.29%    0.55%  to   3.25%   11.22% to   14.67%
December 31, 2009    1,455 $ 7.20534 to  $13.28533 $   11,795   1.59%    0.95%  to   2.95%   30.13% to   34.02%

                                                NVIT DEVELOPING MARKETS FUND
                   -----------------------------------------------------------------------------------------
December 31, 2013      743 $14.26831 to  $15.02994 $   10,905   0.94%    1.40%  to   2.00%   -1.93% to   -1.35%
December 31, 2012      882 $14.54907 to  $15.23556 $   13,170   0.09%    1.40%  to   2.00%   14.49% to   15.17%
December 31, 2011    1,066 $12.70790 to  $13.22905 $   13,856   0.27%    1.40%  to   2.00%  -23.92% to  -23.48%
December 31, 2010    1,496 $16.70438 to  $17.28741 $   25,524   0.00%    1.40%  to   2.00%   13.86% to   14.54%
December 31, 2009    1,437 $14.67036 to  $15.09299 $   21,453   1.15%    1.40%  to   2.00%   59.05% to   59.99%

                                      A71

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                            AST INVESTMENT GRADE BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   48,730 $ 9.57812 to  $15.13806 $  621,532   0.00%    0.55%  to   2.65%   -5.75% to   -3.72%
December 31, 2012  240,122 $11.79750 to  $15.78403 $3,143,918   1.35%    0.55%  to   2.65%    6.50% to    8.80%
December 31, 2011  624,195 $10.87605 to  $14.56477 $7,606,942   0.43%    0.55%  to   2.65%    8.68% to   11.82%
December 31, 2010   11,978 $10.54049 to  $13.07585 $  153,555   6.62%    0.55%  to   2.65%    5.34% to    9.77%
December 31, 2009   23,600 $10.83253 to  $11.91239 $  277,671   1.31%    0.95%  to   2.30%    8.49% to   10.26%

                                         AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   38,647 $ 9.72854 to  $12.12603 $  433,901   0.00%    0.55%  to   3.25%   -4.69% to   -2.03%
December 31, 2012   36,399 $11.01502 to  $12.52719 $  422,609   3.25%    0.55%  to   3.25%    4.34% to    7.26%
December 31, 2011   23,999 $10.31578 to  $11.84188 $  263,297   2.74%    0.55%  to   3.25%    2.59% to    5.44%
December 31, 2010   15,299 $10.29052 to  $11.38650 $  161,902   1.28%    0.55%  to   3.25%    2.93% to    6.78%
December 31, 2009    3,801 $10.05881 to  $10.76877 $   38,962   3.37%    0.95%  to   2.95%    7.10% to   10.58%

                                                  AST BOND PORTFOLIO 2018
                   -----------------------------------------------------------------------------------------
December 31, 2013    8,868 $11.07563 to  $13.77289 $  103,179   0.00%    1.15%  to   3.25%   -6.29% to   -4.26%
December 31, 2012   13,761 $11.81915 to  $14.40463 $  168,637   0.49%    1.15%  to   3.25%    2.27% to    4.50%
December 31, 2011   14,702 $11.55635 to  $13.80307 $  174,657   0.19%    1.15%  to   3.25%    9.90% to   12.27%
December 31, 2010    1,423 $11.92705 to  $12.31074 $   17,224   0.93%    1.30%  to   2.40%    8.58% to    9.76%
December 31, 2009    2,189 $10.98462 to  $11.21615 $   24,289   0.29%    1.30%  to   2.40%   -8.25% to   -7.26%

                                                  AST BOND PORTFOLIO 2019
                   -----------------------------------------------------------------------------------------
December 31, 2013    1,691 $11.03065 to  $13.69295 $   20,191   0.00%    1.15%  to   3.25%   -7.93% to   -5.93%
December 31, 2012    2,327 $11.93263 to  $14.57520 $   29,834   0.83%    1.15%  to   3.25%    2.41% to    4.64%
December 31, 2011      809 $13.36844 to  $13.94770 $   11,027   0.95%    1.30%  to   2.40%   13.26% to   14.49%
December 31, 2010    1,229 $11.80330 to  $12.18296 $   14,732   0.74%    1.30%  to   2.40%    8.75% to    9.93%
December 31, 2009    1,467 $10.85345 to  $11.08225 $   16,102   0.28%    1.30%  to   2.40%   -9.86% to   -8.88%

                                              AST GLOBAL REAL ESTATE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    6,107 $10.08073 to  $19.50272 $   82,371   0.00%    0.55%  to   3.25%    0.96% to    3.77%
December 31, 2012    5,471 $10.83725 to  $19.05468 $   72,228   1.37%    0.55%  to   3.25%   22.68% to   26.11%
December 31, 2011    2,702 $ 8.75182 to  $15.32029 $   28,411   2.36%    0.55%  to   3.25%  -12.17% to   -5.56%
December 31, 2010    2,120 $ 9.43708 to  $16.44739 $   23,406   1.16%    0.55%  to   3.25%   14.58% to   19.07%
December 31, 2009      355 $ 8.03953 to  $13.95016 $    2,911   1.02%    0.95%  to   2.95%   31.93% to   41.49%

                                      AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   22,890 $ 8.85375 to  $15.79714 $  237,960   0.00%    0.55%  to   3.25%   -3.03% to   -0.33%
December 31, 2012   20,909 $ 8.90982 to  $16.06935 $  220,458   1.08%    0.55%  to   3.25%   14.09% to   17.28%
December 31, 2011   13,670 $ 7.61998 to  $13.89229 $  123,993   0.93%    0.55%  to   3.25%  -23.87% to  -20.71%
December 31, 2010   12,640 $10.78803 to  $17.76396 $  144,882   0.30%    0.55%  to   3.25%   16.24% to   21.12%
December 31, 2009    2,787 $ 9.03476 to  $14.81166 $   25,629   0.28%    0.95%  to   2.95%   46.36% to   64.95%

                                        AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   17,117 $12.69230 to  $24.38308 $  301,627   0.00%    0.55%  to   3.25%   29.72% to   38.05%
December 31, 2012   14,958 $10.52515 to  $17.90792 $  192,756   0.48%    0.55%  to   3.25%   11.92% to   15.05%
December 31, 2011    8,707 $ 9.17568 to  $15.78149 $   99,213   0.50%    0.55%  to   3.25%   -7.35% to    0.75%
December 31, 2010    6,209 $11.36904 to  $15.88201 $   72,334   0.34%    0.55%  to   3.25%   14.10% to   25.57%
December 31, 2009    1,010 $ 9.43289 to  $12.77276 $    9,809   0.89%    0.95%  to   2.95%   23.87% to   28.33%

                                          AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  229,670 $11.25123 to  $17.46806 $3,115,315   0.00%    0.55%  to   3.25%   13.73% to   17.41%
December 31, 2012  178,381 $ 9.83583 to  $15.08440 $2,100,412   0.45%    0.55%  to   3.25%   12.13% to   15.27%
December 31, 2011  100,743 $ 8.71154 to  $13.26883 $1,031,946   0.29%    0.55%  to   3.25%   -8.49% to   -2.93%
December 31, 2010   78,031 $ 9.16080 to  $13.85815 $  815,840   0.26%    0.55%  to   3.25%    8.82% to   13.27%
December 31, 2009   19,248 $ 8.22388 to  $12.35611 $  162,373   0.37%    0.95%  to   2.95%   22.12% to   25.66%

                                               AST RCM WORLD TRENDS PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  262,920 $10.76855 to  $15.07275 $3,225,999   0.00%    0.55%  to   3.25%    8.79% to   11.82%
December 31, 2012  221,186 $ 9.83094 to  $13.66670 $2,470,812   0.52%    0.55%  to   3.25%    6.69% to    9.68%
December 31, 2011  126,313 $ 9.15103 to  $12.63456 $1,292,495   0.40%    0.55%  to   3.25%   -6.86% to   -2.36%
December 31, 2010   87,541 $ 9.56692 to  $13.11882 $  917,592   0.43%    0.55%  to   3.25%    6.86% to   10.86%
December 31, 2009   22,971 $ 8.77459 to  $11.95029 $  206,515   0.28%    0.95%  to   2.95%   18.25% to   22.23%

                                      A72

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                         AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  155,830 $11.18390 to  $16.96442 $2,077,440   0.00%    0.55%  to   3.25%   12.50% to   15.64%
December 31, 2012  129,515 $10.40314 to  $14.87346 $1,521,500   0.44%    0.55%  to   3.25%    9.89% to   12.96%
December 31, 2011   74,331 $ 9.31537 to  $13.35045 $  778,470   0.34%    0.55%  to   3.25%   -6.67% to   -1.12%
December 31, 2010   53,201 $ 9.70638 to  $13.68833 $  564,005   0.23%    0.55%  to   3.25%    7.84% to   12.75%
December 31, 2009   13,284 $ 8.75409 to  $12.26108 $  118,947   0.26%    0.95%  to   2.95%   21.32% to   25.48%

                                          AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  160,349 $10.52772 to  $14.75766 $1,929,095   0.00%    0.55%  to   3.25%    6.25% to    9.22%
December 31, 2012  142,917 $10.28303 to  $13.69989 $1,608,379   0.57%    0.55%  to   3.25%    6.54% to    9.52%
December 31, 2011   93,246 $ 9.41906 to  $12.68275 $  967,246   0.48%    0.55%  to   3.25%   -5.72% to   -1.05%
December 31, 2010   65,121 $ 9.88878 to  $12.99556 $  686,924   0.37%    0.55%  to   3.25%    6.02% to   10.55%
December 31, 2009   17,717 $ 9.09584 to  $11.87199 $  164,854   0.20%    0.95%  to   2.95%   17.66% to   22.22%

                                        AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  157,737 $11.38633 to  $16.60998 $2,122,569   0.00%    0.55%  to   3.25%   15.35% to   18.57%
December 31, 2012  113,955 $10.22856 to  $14.20334 $1,323,739   0.49%    0.55%  to   3.25%    9.94% to   13.01%
December 31, 2011   58,251 $ 9.24016 to  $12.74316 $  603,154   0.22%    0.55%  to   3.25%   -5.64% to   -3.01%
December 31, 2010   36,638 $ 9.72512 to  $13.32052 $  391,883   0.27%    0.55%  to   3.25%    7.69% to   12.26%
December 31, 2009    6,536 $ 8.80911 to  $11.98361 $   58,908   0.32%    0.95%  to   2.95%   18.10% to   20.09%

                                                PROFUND VP CONSUMER SERVICES
                   -----------------------------------------------------------------------------------------
December 31, 2013       27 $17.90731 to  $20.07642 $      518   0.21%    0.55%  to   2.30%   36.73% to   39.10%
December 31, 2012       13 $13.27826 to  $14.43316 $      177   0.00%    0.55%  to   2.00%   19.70% to   21.43%
December 31, 2011       10 $11.09282 to  $11.88626 $      123   0.00%    0.55%  to   2.00%    3.43% to    4.92%
December 31, 2010        7 $10.64073 to  $11.32891 $       80   0.00%    0.55%  to   2.30%   12.97% to   19.60%
December 31, 2009        2 $ 8.95999 to  $ 9.08577 $       16   0.00%    1.50%  to   2.00%   27.80% to   28.87%

                                            PROFUND VP CONSUMER GOODS PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013       25 $14.81554 to  $16.66911 $      404   0.65%    0.55%  to   2.30%   25.57% to   27.75%
December 31, 2012       34 $11.79908 to  $13.04871 $      424   0.80%    0.55%  to   2.30%    8.36% to   10.25%
December 31, 2011       32 $10.88855 to  $11.83570 $      358   0.90%    0.55%  to   2.30%    4.55% to    6.36%
December 31, 2010       12 $10.41504 to  $11.12815 $      125   0.00%    0.55%  to   2.30%   10.84% to   15.85%
December 31, 2009        8 $ 9.07106 to  $ 9.22877 $       74   1.22%    1.30%  to   2.00%   18.77% to   20.01%

                                                   PROFUND VP FINANCIALS
                   -----------------------------------------------------------------------------------------
December 31, 2013       95 $ 8.48563 to  $14.36857 $      863   0.43%    0.55%  to   2.30%   29.11% to   31.35%
December 31, 2012      115 $ 6.57243 to  $10.93910 $      895   0.12%    0.55%  to   2.30%   21.92% to   24.04%
December 31, 2011       78 $ 5.39074 to  $ 8.81882 $      429   0.00%    0.55%  to   2.30%  -15.77% to  -14.31%
December 31, 2010      152 $ 6.39982 to  $10.29102 $      987   0.32%    0.55%  to   2.30%    3.05% to    9.29%
December 31, 2009      121 $ 5.90194 to  $ 5.98047 $      722   2.96%    1.50%  to   2.30%   12.42% to   13.31%

                                                   PROFUND VP HEALTH CARE
                   -----------------------------------------------------------------------------------------
December 31, 2013      104 $16.46022 to  $17.66879 $    1,795   0.29%    0.55%  to   2.30%   36.62% to   38.99%
December 31, 2012       98 $12.04846 to  $12.71236 $    1,228   0.38%    0.55%  to   2.30%   14.76% to   16.76%
December 31, 2011       64 $10.49885 to  $10.88771 $      693   0.29%    0.55%  to   2.30%    7.64% to    9.51%
December 31, 2010       87 $ 9.75359 to  $10.01278 $      864   0.23%    0.55%  to   2.30%   -1.37% to    1.52%
December 31, 2009       41 $ 9.70197 to  $ 9.86247 $      401   0.76%    1.30%  to   2.30%   16.81% to   18.02%

                                                   PROFUND VP INDUSTRIALS
                   -----------------------------------------------------------------------------------------
December 31, 2013       29 $13.04318 to  $17.78615 $      422   0.53%    0.55%  to   2.35%   35.02% to   37.43%
December 31, 2012       25 $ 9.66036 to  $12.94217 $      269   0.28%    0.55%  to   2.35%   13.13% to   15.16%
December 31, 2011       19 $ 8.53881 to  $11.23828 $      171   0.35%    0.55%  to   2.35%   -4.04% to   -2.32%
December 31, 2010       24 $ 8.89801 to  $11.41249 $      214   0.20%    1.50%  to   2.35%   14.03% to   21.92%
December 31, 2009       11 $ 7.35928 to  $ 7.46270 $       85   0.53%    1.50%  to   2.35%   21.25% to   22.27%

                                                 PROFUND VP MID-CAP GROWTH
                   -----------------------------------------------------------------------------------------
December 31, 2013       42 $14.31437 to  $16.98714 $      628   0.00%    0.55%  to   2.30%   27.59% to   29.81%
December 31, 2012       32 $11.21885 to  $13.08646 $      373   0.00%    0.55%  to   2.30%   12.78% to   14.75%
December 31, 2011       32 $ 9.94731 to  $11.40463 $      326   0.00%    0.55%  to   2.30%   -5.07% to   -3.43%
December 31, 2010       52 $10.47890 to  $11.80941 $      579   0.00%    0.55%  to   2.30%   18.01% to   26.77%
December 31, 2009       17 $ 8.34760 to  $ 8.48599 $      145   0.00%    1.30%  to   2.30%   35.21% to   36.54%

                                      A73

                               AT YEAR ENDED                            FOR YEAR ENDED
                   -------------------------------------  ----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  -----------------
                                               PROFUND VP MID-CAP VALUE
                   ------------------------------------------------------------------------------------
December 31, 2013     51  $13.40458 to  $16.27030 $   759    0.34%   0.55%  to   2.30%   29.19% to  31.43%
December 31, 2012     56  $10.37597 to  $12.37923 $   645    0.16%   0.55%  to   2.30%   13.94% to  15.92%
December 31, 2011     66  $ 9.10660 to  $10.67879 $   665    0.15%   0.55%  to   2.30%   -6.08% to  -4.45%
December 31, 2010     46  $ 9.69632 to  $11.17632 $   456    0.26%   0.55%  to   2.30%   11.96% to  18.91%
December 31, 2009     26  $ 8.23508 to  $ 8.37151 $   215    1.47%   1.30%  to   2.30%   27.93% to  29.19%

                                                PROFUND VP REAL ESTATE
                   ------------------------------------------------------------------------------------
December 31, 2013     44  $ 9.60879 to  $14.06912 $   446    1.29%   0.55%  to   2.30%   -2.16% to  -0.46%
December 31, 2012     48  $ 9.82085 to  $14.13382 $   496    2.52%   0.55%  to   2.30%   14.53% to  16.53%
December 31, 2011     43  $ 8.57465 to  $12.12925 $   386    0.00%   0.55%  to   2.30%    2.40% to   4.17%
December 31, 2010     83  $ 8.37375 to  $11.60561 $   707    3.90%   0.95%  to   2.30%   15.86% to  22.85%
December 31, 2009     67  $ 6.86993 to  $ 6.96107 $   467    4.03%   1.50%  to   2.30%   25.02% to  26.01%

                                              PROFUND VP SMALL-CAP GROWTH
                   ------------------------------------------------------------------------------------
December 31, 2013     68  $15.35942 to  $22.46084 $ 1,183    0.00%   0.55%  to   2.90%   36.47% to  39.65%
December 31, 2012     34  $11.18920 to  $16.45836 $   411    0.00%   0.55%  to   2.90%    9.31% to  11.86%
December 31, 2011     37  $10.17680 to  $15.05725 $   403    0.00%   0.55%  to   2.90%   -1.57% to   0.72%
December 31, 2010     51  $10.27873 to  $15.29722 $   550    0.00%   0.55%  to   2.90%   17.66% to  24.11%
December 31, 2009     20  $ 8.36346 to  $ 8.50207 $   171    0.00%   1.30%  to   2.30%   23.27% to  24.55%

                                              PROFUND VP SMALL-CAP VALUE
                   ------------------------------------------------------------------------------------
December 31, 2013     28  $14.62787 to  $16.79752 $   448    0.21%   0.55%  to   2.00%   34.98% to  36.92%
December 31, 2012     27  $10.68964 to  $12.26837 $   314    0.00%   0.55%  to   2.30%   13.54% to  15.52%
December 31, 2011     39  $ 9.41484 to  $10.62040 $   404    0.00%   0.55%  to   2.30%   -6.26% to  -4.63%
December 31, 2010     25  $10.04307 to  $11.09991 $   259    0.07%   0.95%  to   2.30%   11.22% to  20.54%
December 31, 2009     22  $ 8.41420 to  $ 8.55355 $   187    0.48%   1.30%  to   2.30%   17.69% to  18.86%

                                             PROFUND VP TELECOMMUNICATIONS
                   ------------------------------------------------------------------------------------
December 31, 2013     14  $10.64000 to  $16.04617 $   161    2.27%   0.55%  to   2.35%    9.50% to  11.45%
December 31, 2012     18  $ 9.71718 to  $14.39725 $   213    3.22%   0.55%  to   2.35%   13.84% to  15.88%
December 31, 2011     15  $ 8.53611 to  $12.42479 $   133    3.63%   0.55%  to   2.35%   -0.47% to   1.31%
December 31, 2010     25  $ 8.57621 to  $12.26438 $   246    2.48%   0.55%  to   2.35%   13.03% to  22.07%
December 31, 2009     16  $ 7.58749 to  $ 7.69379 $   121   10.90%   1.50%  to   2.35%    4.86% to   5.73%

                                                 PROFUND VP UTILITIES
                   ------------------------------------------------------------------------------------
December 31, 2013     49  $10.03284 to  $14.24930 $   560    2.54%   0.55%  to   2.30%   10.77% to  12.69%
December 31, 2012     63  $ 9.05776 to  $12.64461 $   651    2.12%   0.55%  to   2.30%   -2.12% to  -0.41%
December 31, 2011     55  $ 9.25352 to  $12.69674 $   589    1.69%   0.55%  to   2.30%   14.87% to  16.86%
December 31, 2010     36  $ 8.05537 to  $10.86454 $   295    2.48%   0.55%  to   2.30%    3.57% to   8.26%
December 31, 2009     38  $ 7.77777 to  $ 7.88054 $   297    5.44%   1.50%  to   2.30%    8.25% to   9.10%

                                              PROFUND VP LARGE-CAP GROWTH
                   ------------------------------------------------------------------------------------
December 31, 2013     84  $13.31507 to  $16.49009 $ 1,188    0.33%   0.55%  to   2.30%   27.73% to  29.95%
December 31, 2012     70  $10.42444 to  $12.68990 $   767    0.08%   0.55%  to   2.30%   10.18% to  12.10%
December 31, 2011     69  $ 9.46136 to  $11.32042 $   691    0.00%   0.55%  to   2.30%    0.82% to   2.56%
December 31, 2010     71  $ 9.38481 to  $11.03756 $   677    0.06%   0.55%  to   2.30%   10.49% to  11.73%
December 31, 2009     67  $ 8.48227 to  $ 8.59420 $   574    0.00%   1.50%  to   2.30%   26.82% to  27.82%

                                              PROFUND VP LARGE-CAP VALUE
                   ------------------------------------------------------------------------------------
December 31, 2013    105  $11.12739 to  $15.66968 $ 1,312    0.94%   0.55%  to   2.30%   26.97% to  29.18%
December 31, 2012     92  $ 8.76356 to  $12.13040 $   878    0.86%   0.55%  to   2.30%   12.82% to  14.79%
December 31, 2011     97  $ 7.76766 to  $10.56792 $   851    0.69%   0.55%  to   2.30%   -3.49% to  -1.82%
December 31, 2010     89  $ 8.04896 to  $10.76394 $   733    0.89%   0.55%  to   2.30%    7.47% to  11.78%
December 31, 2009     45  $ 7.29354 to  $ 7.45124 $   330    3.70%   1.00%  to   2.30%   16.78% to  18.28%

                         AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013  5,993  $12.19594 to  $15.81555 $84,817    0.00%   0.55%  to   3.25%   24.20% to  30.71%
December 31, 2012  5,590  $ 9.54913 to  $12.14782 $61,346    0.45%   0.55%  to   3.25%    9.55% to  12.61%
December 31, 2011  3,425  $ 8.50545 to  $10.83000 $33,837    0.33%   0.55%  to   3.25%  -14.75% to  -6.39%
December 31, 2010  2,319  $10.44965 to  $11.61473 $24,809    0.02%   0.55%  to   3.25%    4.81% to  12.65%
December 31, 2009     47  $10.29149 to  $10.30741 $   487    0.00%   1.15%  to   2.35%    1.45% to   1.59%

                                      A74

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                           AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   -----------------------------------------------------------------------------------------
December 31, 2013    7,114 $13.00723 to  $17.47295 $  114,261   0.00%    0.55%  to   3.25%   32.06% to   35.74%
December 31, 2012    6,499 $10.54999 to  $12.92284 $   78,351   0.00%    0.55%  to   3.25%   11.44% to   14.55%
December 31, 2011    3,024 $ 9.23751 to  $11.32571 $   32,384   0.00%    0.55%  to   3.25%   -7.55% to    0.11%
December 31, 2010    1,478 $10.66273 to  $11.35800 $   16,039   0.00%    0.95%  to   3.25%    6.95% to   10.27%
December 31, 2009       24 $10.27380 to  $10.30032 $      249   0.00%    0.95%  to   2.95%    1.89% to    2.14%

                                    AST BOND PORTFOLIO 2020 (AVAILABLE JANUARY 2, 2009)
                   -----------------------------------------------------------------------------------------
December 31, 2013    2,613 $10.48701 to  $12.22814 $   30,751   0.00%    1.15%  to   3.25%   -9.55% to   -7.59%
December 31, 2012       48 $11.48725 to  $12.95314 $      589   2.69%    1.30%  to   3.25%    2.86% to    4.95%
December 31, 2011      314 $11.06416 to  $12.41953 $    3,603   1.15%    1.30%  to   2.95%   15.28% to   17.15%
December 31, 2010    1,771 $ 9.54633 to  $10.66744 $   17,133   0.00%    1.30%  to   3.25%    5.41% to   10.41%
December 31, 2009      114 $ 8.74021 to  $ 8.83518 $      996   0.00%    1.30%  to   2.40%  -12.60% to  -11.65%

                                    AST BOND PORTFOLIO 2017 (AVAILABLE JANUARY 4, 2010)
                   -----------------------------------------------------------------------------------------
December 31, 2013    8,655 $10.87944 to  $11.80555 $   98,018   0.00%    1.15%  to   3.25%   -5.24% to   -3.18%
December 31, 2012   13,596 $11.48120 to  $12.19387 $  160,818   0.52%    1.15%  to   3.25%    1.70% to    3.91%
December 31, 2011   15,087 $11.28966 to  $11.73508 $  173,608   0.08%    1.15%  to   3.25%    7.80% to   10.13%
December 31, 2010      450 $10.47326 to  $10.59081 $    4,746   0.00%    1.90%  to   3.25%    4.76% to    5.92%

                                    AST BOND PORTFOLIO 2021 (AVAILABLE JANUARY 4, 2010)
                   -----------------------------------------------------------------------------------------
December 31, 2013    6,858 $11.52353 to  $12.71942 $   81,707   0.00%    1.15%  to   3.25%  -10.02% to   -8.07%
December 31, 2012   14,512 $12.80734 to  $13.85470 $  191,262   0.78%    1.15%  to   3.25%    3.32% to    5.57%
December 31, 2011   18,356 $12.39610 to  $13.14210 $  232,734   0.06%    1.15%  to   3.25%   16.40% to   18.92%
December 31, 2010    2,261 $10.64953 to  $11.06626 $   24,883   0.00%    1.30%  to   3.25%    6.42% to   10.66%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   -----------------------------------------------------------------------------------------
December 31, 2013       37 $16.05615 to  $16.78881 $      597   2.36%    1.40%  to   1.85%   17.76% to   18.28%
December 31, 2012       44 $13.63464 to  $14.19378 $      603   1.60%    1.40%  to   1.85%   11.61% to   12.11%
December 31, 2011       52 $12.21604 to  $12.66075 $      649   0.64%    1.40%  to   1.85%  -14.37% to  -13.99%
December 31, 2010       68 $14.26638 to  $14.72045 $      984   0.00%    1.40%  to   1.85%   20.82% to   21.07%

                       WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   -----------------------------------------------------------------------------------------
December 31, 2013      473 $ 2.14418 to  $ 3.09314 $    1,417   0.39%    1.40%  to   1.85%   37.67% to   38.29%
December 31, 2012      502 $ 1.55055 to  $ 2.23677 $    1,091   0.00%    1.40%  to   1.85%   18.56% to   19.09%
December 31, 2011      683 $ 1.30203 to  $ 1.87829 $    1,249   0.00%    1.40%  to   1.85%   -7.08% to   -6.66%
December 31, 2010      961 $ 1.39498 to  $ 2.01236 $    1,889   0.00%    1.40%  to   1.85%   26.02% to   26.28%

                     WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   -----------------------------------------------------------------------------------------
December 31, 2013       33 $18.03604 to  $18.31500 $      602   0.00%    1.40%  to   1.85%   47.82% to   48.48%
December 31, 2012       41 $12.20120 to  $12.33511 $      501   0.00%    1.40%  to   1.85%    6.14% to    6.62%
December 31, 2011       47 $11.49507 to  $11.56958 $      545   0.00%    1.40%  to   1.85%   -6.08% to   -5.66%
December 31, 2010       66 $12.23884 to  $12.26392 $      804   0.00%    1.40%  to   1.85%   27.58% to   27.84%

                     WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   -----------------------------------------------------------------------------------------
December 31, 2013       86 $13.64565 to  $13.85629 $    1,185   0.98%    1.40%  to   1.85%   12.94% to   13.44%
December 31, 2012      107 $12.08206 to  $12.21442 $    1,299   1.09%    1.40%  to   1.85%   12.25% to   12.75%
December 31, 2011      131 $10.76329 to  $10.83306 $    1,409   0.86%    1.40%  to   1.85%   -8.74% to   -8.34%
December 31, 2010      183 $11.79431 to  $11.81846 $    2,156   0.00%    1.40%  to   1.85%   21.79% to   22.03%

                                    AST BOND PORTFOLIO 2022 (AVAILABLE JANUARY 3, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2013    5,950 $10.59034 to  $11.29472 $   64,899   0.00%    1.15%  to   3.25%  -12.68% to  -10.78%
December 31, 2012   10,633 $12.12814 to  $12.65985 $  131,877   0.03%    1.15%  to   3.25%    2.40% to    4.63%
December 31, 2011    7,051 $11.84372 to  $12.09978 $   84,496   0.00%    1.15%  to   3.25%   18.44% to   21.00%

                               AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2013   30,084 $11.59795 to  $12.28290 $  358,117   0.00%    0.55%  to   2.25%   17.54% to   21.72%
December 31, 2012   19,469 $ 9.82808 to  $10.09074 $  192,842   0.04%    0.55%  to   2.15%   10.77% to   12.54%
December 31, 2011    9,116 $ 8.87815 to  $ 8.96673 $   81,124   0.00%    0.55%  to   2.05%  -11.20% to  -10.33%

                            AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2013  159,964 $10.52625 to  $11.33041 $1,757,753   0.00%    0.55%  to   3.25%    7.25% to   10.24%
December 31, 2012  137,665 $ 9.81460 to  $10.27765 $1,388,059   0.47%    0.55%  to   3.25%    8.25% to   11.28%
December 31, 2011   89,096 $ 9.06646 to  $ 9.23573 $  816,029   0.00%    0.55%  to   3.25%   -9.31% to   -7.64%

                                      A75

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                       WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND-CLASS 1 (AVAILABLE AUGUST 26, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2013      107 $15.64456 to  $15.80815 $    1,674   0.45%    1.40%  to   1.85%   28.61% to   29.18%
December 31, 2012      123 $12.16401 to  $12.23691 $    1,502   0.58%    1.40%  to   1.85%   13.69% to   14.20%
December 31, 2011      125 $10.69886 to  $10.71531 $    1,341   0.00%    1.40%  to   1.85%    4.66% to    4.81%

                              AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2013   14,767 $ 9.68326 to  $10.44169 $  151,663   0.00%    0.55%  to   2.85%   -5.10% to   -2.85%
December 31, 2012   12,451 $10.46916 to  $10.74805 $  132,486   0.17%    0.55%  to   2.75%    4.16% to    6.52%
December 31, 2011    1,096 $10.05117 to  $10.08473 $   11,039   0.00%    0.85%  to   2.75%    0.33% to    0.65%

                           AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2013    3,859 $ 9.57823 to  $10.16927 $   38,272   0.00%    0.55%  to   3.25%   -5.99% to   -3.37%
December 31, 2012    3,617 $10.25066 to  $10.52360 $   37,538   0.23%    0.55%  to   2.75%    1.98% to    4.30%
December 31, 2011      428 $10.05125 to  $10.08481 $    4,306   0.00%    0.85%  to   2.75%    0.24% to    0.55%

                                    AST BOND PORTFOLIO 2023 (AVAILABLE JANUARY 3, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2013   21,962 $ 8.90118 to  $ 9.29219 $  199,986   0.00%    1.15%  to   3.25%  -13.12% to  -11.23%
December 31, 2012    3,101 $10.24517 to  $10.45376 $   32,173   0.00%    1.30%  to   3.25%    2.45% to    4.54%

                   AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2013  250,383 $11.73153 to  $13.40539 $3,294,490   0.00%    0.55%  to   3.25%   19.00% to   23.79%
December 31, 2012  226,667 $10.62945 to  $10.82950 $2,436,575   0.00%    0.55%  to   3.25%    6.32% to    8.30%

                          AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2013   31,973 $11.30516 to  $12.30125 $  383,555   0.00%    0.55%  to   3.15%   14.35% to   18.26%
December 31, 2012   18,256 $10.21676 to  $10.40185 $  188,504   0.92%    0.55%  to   3.15%    2.19% to    4.02%

                       AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2013      150 $ 9.16475 to  $ 9.52764 $    1,404   0.00%    0.55%  to   1.95%   -9.83% to   -8.03%
December 31, 2012       40 $10.38171 to  $10.42862 $      414   0.00%    0.55%  to   1.75%    3.83% to    4.29%

                               AST MFS LARGE-CAP VALUE PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2013    1,183 $12.28936 to  $13.69602 $   15,936   0.00%    0.55%  to   2.70%   25.05% to   33.76%
December 31, 2012      103 $10.15815 to  $10.23902 $    1,049   0.00%    0.55%  to   2.65%    1.60% to    2.39%

                                    AST BOND PORTFOLIO 2024 (AVAILABLE JANUARY 02, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013    7,249 $ 8.62024 to  $ 8.80746 $   63,244   0.00%    1.15%  to   3.25%  -13.80% to  -11.93%

                          AST AQR EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013      117 $10.06910 to  $10.19183 $    1,184   0.00%    0.55%  to   1.95%    0.71% to    1.92%

                          AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013    1,526 $11.56161 to  $11.77434 $   17,800   0.00%    0.55%  to   2.65%   15.64% to   17.75%

                          AST QMA EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013       48 $ 9.58150 to  $ 9.69426 $      467   0.00%    0.55%  to   1.90%   -4.17% to   -3.05%

                           AST MULTI-SECTOR FIXED INCOME PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013   73,129 $ 9.51265 to  $ 9.57903 $  695,654   0.00%    1.10%  to   1.90%   -4.86% to   -4.20%

                               AST BLACKROCK ISHARES ETF PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013    8,247 $10.39072 to  $10.58015 $   86,639   0.00%    0.55%  to   3.15%    3.93% to    5.81%

                      AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013   32,310 $10.72647 to  $10.89883 $  349,718   0.00%    0.55%  to   2.85%    7.29% to    8.99%

                            AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013    8,260 $ 9.58831 to  $ 9.76317 $   80,066   0.00%    0.55%  to   3.15%   -4.09% to   -2.36%

                                   AST AQR LARGE-CAP PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013       66 $11.61220 to  $11.72588 $      766   0.00%    0.55%  to   2.00%   16.14% to   17.26%

                                      A76

                              AT YEAR ENDED                            FOR YEAR ENDED
                   ------------------------------------  ---------------------------------------------
                                                   NET   INVESTMENT
                   UNITS        UNIT VALUE        ASSETS   INCOME   EXPENSE RATIO**    TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)   RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------ ---------- -----------------  ----------------
                               AST QMA LARGE-CAP PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   ----------------------------------------------------------------------------------
December 31, 2013    12   $11.64780 to  $11.76574  $136    0.00%    0.55%  to   2.05%  16.50% to  17.66%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios are annualized and exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended
            December 31, 2013 or from the effective date of the subaccount through the end of the reporting period.

        ****Investment Income Ratio for the Prudential Money Market Portfolio is less than 0.01%.

        CHARGES AND EXPENSES

        A. MORTALITY RISK AND EXPENSE RISK CHARGES

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is the risk that annuitants may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges by Pruco Life. The daily mortality risk and expense risk charges are assessed through the reduction in unit values.

                                      A77

        B. ADMINISTRATION CHARGE

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------------
   0.55%     Premier Retirement Advisor - No Optional Benefits
   0.85%     Premier Retirement Variable Annuity - No Optional Benefits
   0.95%     Premier Bb Series - No Optional Benefits
             Premier Retirement Advisor - With HAV
   1.10%     Prudential Defined Income- No Optional Benefits
   1.15%     Premier B Series - No Optional Benefits
             Premier Retirement Advisor - With HD GRO II OR GRO Plus II
   1.30%     Premier Bb Series - with HD GRO
             Premier Retirement B - No Optional Benefits
   1.35%     Discovery Choice Basic - No Optional Benefits
             Premier Retirement Advisor - With Combo 5% and HAV
   1.40%     No Optional Benefits
               Discovery Select Variable Annuity
               Discovery Preferred Variable Annuity
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
   1.45%     Premier Bb Series 5% Roll Up and HAV or HDV
             Premier Retirement B Share- No Optional Benefits
             Premier Retirement C- No Optional Benefits, after 9th anniversary ("Cliff" year)
             Premier Retirement L- No Optional Benefits, after 9th anniversary ("Cliff" year)
   1.50%     No Optional Benefits
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier B Series with HD GRO
   1.52%     Strategic Partners Select GMDB with Step Up and Roll Up
   1.55%     Premier X Series - No Optional Benefits
               Premier Bb Series with LT5 or HD5
               Premier Bb Series - with HD GRO
               Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II
   1.60%     Strategic Partners FlexElite - No Optional Benefits
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
   1.65%     No Optional Benefit
               Discovery Choice Enhanced
               Strategic Partners Enhanced FlexElite
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with GMDB with Step Up and Roll Up
               Premier B Series with HDV
               Premier B Series with Roll-up & HAV

                                      A78

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------
   1.70%     GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Premier Bb Series with SLT5
               Premier Retirement B - With HAV
               Premier Retirement L - No Optional Benefits
   1.75%     Premier B Series with LT5 or HD5
             GMDB with-Greater of Roll Up or Step Up
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier B Series with HD GRO
               Premier Bb Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement C - No Optional Benefits
   1.80%     Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and Step Up
               Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   1.85%     GMDB with-Greater of Roll Up or Step Up
               Strategic Partners Plus Enhanced III - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Premier L Series with HD GRO
               Premier Retirement X - No Optional Benefits
   1.90%     Premier B Series with SLT5
             With HDV
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Enhanced FlexElite with GMDB Annual Step Up or 5% Roll Up
               Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
               Premier X Series with HD GRO
               Premier B Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement B - With HD GRO II OR GRO Plus II
             Premier Retirement L - No Optional Benefits
             Prudential Defined Income - With Defined Income Benefit
   1.95%     Premier Retirement Advisor - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
               GRO Plus II
             Premier Retirement C Share - No Optional Benefits
   2.00%     Strategic Partners Enhanced FlexElite GMDB with-Greater of Roll Up or Step Up
             With HDV
               Strategic Partners Plus Enhanced III - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
             With LT5 or HD5
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
               Premier L Series with HDV
               Premier L Series with Roll-up & HAV
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV

                                      A79

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------
   2.05%     Premier X Series with HDV
               Premier X Series with Roll-up & HAV
               Premier Bb Series with LT5
               Premier Bb Series with LT5 and HDV
               Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.10%     Strategic Partners Enhanced FlexElite with HDV
             With LT5 or HD5
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier L Series with HD GRO
               Premier Retirement B - With Combo 5% and HAV
               Premier Retirement L - With HAV
   2.15%     With SLT5
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Premier X Series with LT5 or HD5
               Premier X Series with HD GRO
               Premier Retirement C - With HAV
   2.20%     Strategic Partners FlexElite - No Optional Benefits
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
   2.25%     Strategic Partners Enhanced FlexElite with LT5 or HD5
             With SLT5
               Premier L Series
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
               Premier B Series with LT5
               Premier B Series with LT5 and HDV
               Premier B Series with LT5 or HD5 and Roll-up & HAV
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
               Premier Retirement X - With HAV
   2.30%     Premier X Series with SLT5
               Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step
                Up and Roll Up
             With LT5 or HD5 and GMDB with Step Up and Roll Up
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Premier L Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
               Premier Retirement L - With HD GRO II OR GRO Plus II

                                      A80

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -----------------------------------------------------------------------------------------------
   2.35%     Strategic Partners Annuity One Enhanced III - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier X Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement C - With HD GRO II OR GRO Plus II
   2.40%     Strategic Partners Annuity One Enhanced - Bonus Version with LT5 or HD5 and GMDB with
              Greater of Roll Up and Step Up
             Strategic Partners Plus Enhanced - Bonus Version with LT5 or HD5 and GMDB with Step Up and
              Roll Up
               Strategic Partners FlexElite with LT5 or HD5 and GMDB with GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Enhanced FlexElite with SLT5
               Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.45%     Premier Retirement X - With HD GRO II OR GRO Plus II
   2.50%     Strategic Partners FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             With LT5 or HD5 and with HDV
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement L - With Combo 5% and HAV
   2.55%     Premier Retirement C - With Combo 5% and HAV
   2.60%     Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or
              Step Up
             With LT5 or HD5 and with HDV
               Strategic Partners Plus Enhanced III - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Premier L Series with LT5
               Premier L Series with LT5 and HDV
               Premier L Series with LT5 or HD5 and Roll-up & HAV
               Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
   2.65%     Premier X Series with LT5
               Premier X Series with LT5 and HDV
               Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
               Premier X Series with LT5 or HD5 and Roll-up & HAV
               Premier Retirement X - With Combo 5% and HAV
   2.70%     Premier Retirement B - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II
               Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
   2.75%     Strategic Partners Enhanced FlexElite with SLT5 with HDV
               Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
   2.85%     Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II
   2.90%     Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.95%     Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   3.10%     Premier Retirement L - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II
   3.15%     Premier Retirement C - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II
   3.25%     Premier Retirement X - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II

        C. WITHDRAWAL CHARGES

        A deferred sales charge may be assessed upon full or partial contract owner redemptions. The charge compensates Pruco Life for paying the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

                                      A81

        D. OTHER RELATED CHARGES

        For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the Optional Benefit Fee is a percentage of the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        For Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime Seven Plus, the Optional Benefit Fee is assessed against the greater of the unadjusted account value or the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        An annual Maintenance Fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by State).

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Variable Annuity Contracts reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the contract.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or Fixed Rate Option--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Other charges--are various contract level charges as described in contract charges and features section located above.

                                      A82

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of the Pruco Life Flexible Premium Variable Annuity Account at December 31, 2013, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 09, 2014

                                      A83

                         PRUCO LIFE INSURANCE COMPANY
                     Consolidated Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2013 and 2012

                         PRUCO LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                            Page #
                                                                            ------
Financial Statements
Management's Annual Report on Internal Control Over Financial Reporting       B-2

Consolidated Financial Statements:

Consolidated Statements of Financial Position - December 31, 2013 and 2012    B-3

Consolidated Statements of Operations and Comprehensive Income (Loss)
Years ended December 31, 2013, 2012 and 2011                                  B-4

Consolidated Statements of Equity
Years ended December 31, 2013, 2012 and 2011                                  B-5

Consolidated Statements of Cash Flows
Years ended December 31, 2013, 2012 and 2011                                  B-6

Notes to Consolidated Financial Statements                                    B-8

Report of Independent Registered Public Accounting Firm                      B-60

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company ("the Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2013, of the Company's internal control over financial reporting, based on the framework established in Internal Control--Integrated Framework
(1992) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2013.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management's report was not subject to attestation by the Company's registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

March 10, 2014

                         Part I--Financial Information

Item 1. Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

                 Consolidated Statements of Financial Position
   As of December 31, 2013 and December 31, 2012 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                                                  December 31,    December 31,
                                                                                      2013            2012
                                                                                 --------------- ---------------
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost: 2013 -
 $5,538,933; 2012 - $5,662,255)                                                  $     5,651,401 $     6,135,765
Equity securities, available-for-sale, at fair value (cost: 2013 - $567; 2012 -
 $3,119)                                                                                     771           4,327
Trading account assets, at fair value                                                     18,892          11,376
Policy loans                                                                           1,086,772       1,079,714
Short-term investments                                                                    16,002         112,337
Commercial mortgage and other loans                                                    1,532,165       1,463,977
Other long-term investments                                                              226,704         284,489
                                                                                 --------------- ---------------
   Total investments                                                                   8,532,707       9,091,985
Cash and cash equivalents                                                                307,243         412,109
Deferred policy acquisition costs                                                      5,034,299       3,679,061
Accrued investment income                                                                 89,465          90,653
Reinsurance recoverables                                                              13,657,859       7,032,175
Receivables from parents and affiliates                                                  262,362         183,044
Deferred sales inducements                                                               989,889         787,891
Income taxes                                                                                   -           9,910
Other assets                                                                              45,983          47,453
Separate account assets                                                              100,402,349      80,887,276
                                                                                 --------------- ---------------
   TOTAL ASSETS                                                                  $   129,322,156 $   102,221,557
                                                                                 =============== ===============
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                                                  $    14,303,330 $     8,557,077
Future policy benefits and other policyholder liabilities                              6,916,669       6,696,813
Cash collateral for loaned securities                                                     84,867          48,068
Income taxes                                                                             186,015               -
Short-term debt to affiliates                                                            274,900         272,000
Long-term debt to affiliates                                                           1,592,000       1,511,000
Payables to parent and affiliates                                                        191,065           6,694
Other liabilities                                                                        964,740         726,737
Separate account liabilities                                                         100,402,349      80,887,276
                                                                                 --------------- ---------------
   TOTAL LIABILITIES                                                                 124,915,935      98,705,665
                                                                                 --------------- ---------------

COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

EQUITY
Common stock, ($10 par value; 1,000,000 shares, authorized; 250,000 shares,
 issued and outstanding)                                                                   2,500           2,500
Additional paid-in capital                                                               804,237         818,303
Retained earnings                                                                      3,542,838       2,427,628
Accumulated other comprehensive income                                                    56,646         267,461
                                                                                 --------------- ---------------
   TOTAL EQUITY                                                                        4,406,221       3,515,892
                                                                                 --------------- ---------------
TOTAL LIABILITIES AND EQUITY                                                     $   129,322,156 $   102,221,557
                                                                                 =============== ===============

                See Notes to Consolidated Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

     Consolidated Statements of Operations and Comprehensive Income (Loss)
          Years Ended December 31, 2013, 2012 and 2011 (in thousands)
--------------------------------------------------------------------------------

                                                                              -------------- -------------- --------------
                                                                                   2013           2012           2011
                                                                              -------------- -------------- --------------
REVENUES
Premiums                                                                      $       56,851 $       68,136 $       72,787
Policy charges and fee income                                                      1,880,925      1,534,763      1,109,495
Net investment income                                                                419,011        417,510        439,950
Asset administration fees                                                            332,288        286,302        203,508
Other income                                                                          20,149         74,013         43,861
Realized investment gains (losses), net:
  Other-than-temporary impairments on fixed maturity securities                     (12,268)       (34,926)       (71,348)
  Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income                                           7,827         28,692         62,379
  Other realized investment gains (losses), net                                      (9,009)      (150,213)        271,052
                                                                              -------------- -------------- --------------
       Total realized investment gains (losses), net                                (13,450)      (156,447)        262,083
                                                                              -------------- -------------- --------------
 TOTAL REVENUES                                                                    2,695,774      2,224,277      2,131,684
                                                                              -------------- -------------- --------------

BENEFITS AND EXPENSES
Policyholders' benefits                                                              178,924        353,494        312,211
Interest credited to policyholders' account balances                                  45,737        165,992        502,585
Amortization of deferred policy acquisition costs                                  (524,311)       (38,969)        973,203
General, administrative and other expenses                                           890,794        878,383        697,884
                                                                              -------------- -------------- --------------
 TOTAL BENEFITS AND EXPENSES                                                         591,144      1,358,900      2,485,883
                                                                              -------------- -------------- --------------

INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES                                  2,104,630        865,377      (354,199)
                                                                              -------------- -------------- --------------

 Income taxes:
  Current                                                                            250,601        216,654         42,474
  Deferred                                                                           315,819       (35,614)      (263,930)
                                                                              -------------- -------------- --------------
 Total Income tax expense (benefit)                                                  566,420        181,040      (221,456)
                                                                              -------------- -------------- --------------
NET INCOME (LOSS)                                                             $    1,538,210 $      684,337 $     (132,743)
                                                                              -------------- -------------- --------------

Other comprehensive income (loss), before tax:
  Foreign currency translation adjustments                                               224            192          (178)
  Net unrealized investment gains (losses):
    Unrealized investment gains (losses) for the period                            (290,636)        105,543        122,946
    Reclassification adjustment for (gains) losses included in net income           (33,920)       (22,644)       (75,822)
                                                                              -------------- -------------- --------------
  Net unrealized investment gains (losses)                                         (324,556)         82,899         47,124
                                                                              -------------- -------------- --------------
Other comprehensive income (loss), before tax                                      (324,332)         83,091         46,946
                                                                              -------------- -------------- --------------
  Less: Income tax expense (benefit) related to:
    Foreign currency translation adjustments                                              78             67           (62)
    Net unrealized investment gains (losses)                                       (113,595)         29,191         16,479
                                                                              -------------- -------------- --------------
     Total                                                                         (113,517)         29,258         16,417
Other comprehensive income (loss), net of tax:                                     (210,815)         53,833         30,529
                                                                              -------------- -------------- --------------
COMPREHENSIVE INCOME (LOSS)                                                   $    1,327,395 $      738,170 $    (102,214)
                                                                              ============== ============== ==============

                See Notes to Consolidated Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

                       Consolidated Statements of Equity
          Years Ended December 31, 2013, 2012 and 2011 (in thousands)
--------------------------------------------------------------------------------

                                                                                             Accumulated
                                                                                                Other
                                                                Additional                   Comprehensive
                                                     Common      Paid-in      Retained          Income
                                                     Stock       Capital       Earnings         (Loss)        Total Equity
                                                    --------   -----------   ------------   --------------   -------------

Balance, December 31, 2010                          $  2,500   $  792,226    $  1,902,185    $    183,099    $  2,880,010
Contributed Capital-Parent/Child Asset Transfers           -        3,543               -               -           3,543
Affiliated asset transfers                                 -       40,252        (26,151)               -          14,101
Comprehensive income (loss):
  Net income (loss)                                        -            -       (132,743)               -       (132,743)
  Other comprehensive income (loss), net of tax            -            -               -          30,529          30,529
                                                                                                             ------------
Total comprehensive income (loss)                                                                               (102,214)
                                                    --------   ----------    ------------    ------------    ------------

Balance, December 31, 2011                          $  2,500   $  836,021    $  1,743,291    $    213,628    $  2,795,440
Contributed Capital-Parent/Child Asset Transfers           -     (17,718)               -               -        (17,718)
Affiliated asset transfers                                 -            -               -               -               -
Comprehensive income (loss):
  Net income (loss)                                        -            -         684,337               -         684,337
  Other comprehensive income (loss), net of tax            -            -               -          53,833          53,833
                                                                                                             ------------
Total comprehensive income (loss)                                                                                 738,170
                                                    --------   ----------    ------------    ------------    ------------

Balance, December 31, 2012                          $  2,500   $  818,303    $  2,427,628    $    267,461    $  3,515,892
Dividend to Parent                                         -            -       (423,000)               -       (423,000)
Capital-Asset Transfer Activity (Parent-Child)             -     (14,066)               -               -        (14,066)
Comprehensive income (loss):

  Net income (loss)                                        -            -       1,538,210               -       1,538,210
  Other comprehensive income (loss), net of tax            -            -               -       (210,815)       (210,815)
                                                                                                             ------------
Total comprehensive income (loss)                                                                               1,327,395
                                                    --------   ----------    ------------    ------------    ------------

Balance, December 31, 2013                          $  2,500   $  804,237    $  3,542,838    $     56,646    $  4,406,221
                                                    ========   ==========    ============    ============    ============

                See Notes to Consolidated Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

                     Consolidated Statements of Cash Flows
          Years Ended December 31, 2013, 2012 and 2011 (in thousands)
--------------------------------------------------------------------------------

                                                                            2013           2012           2011
                                                                       -------------- -------------- --------------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income                                                              $   1,538,210  $     684,337  $   (132,743)
Adjustments to reconcile net income to net cash provided by operating activities:
 Policy charges and fee income                                              (113,831)      (163,640)      (127,683)
 Interest credited to policyholders' account balances                          45,737        165,992        502,585
 Realized investment (gains) losses, net                                       13,450        156,447      (262,083)
 Amortization and other non-cash items                                       (43,677)       (56,322)       (68,098)
 Change in:
   Future policy benefits and other insurance liabilities                   1,185,681      1,337,078        870,582
   Reinsurance recoverables                                               (1,211,151)    (1,117,361)      (798,474)
   Accrued investment income                                                  (4,286)        (6,372)          6,785
   Receivables from parent and affiliates                                    (88,490)          5,571         46,595
   Payables to parent and affiliates                                           23,110            855       (48,064)
   Deferred policy acquisition costs                                      (1,346,386)    (1,210,728)      (123,100)
   Income taxes payable                                                       341,965         81,763      (412,217)
   Deferred sales inducements                                                (20,871)      (199,005)      (289,642)
   Other, net                                                                 (1,855)          7,961        156,698
                                                                       -------------- -------------- --------------
Cash flows from (used in) operating activities                          $     317,606  $   (313,424)  $   (678,859)
                                                                       -------------- -------------- --------------

CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
 Fixed maturities, available for sale                                   $   1,570,701  $   1,019,890  $   1,069,922
 Short-term investments                                                       662,351      1,424,173      1,167,039
 Policy loans                                                                 130,655        131,511        122,721
 Ceded policy loans                                                           (9,156)        (7,951)        (1,861)
 Commercial mortgage and other loans                                          207,340        149,621         82,098
 Other long-term investments                                                   12,933         11,557         10,612
 Equity securities, available for sale                                         13,596          9,862         10,355
 Trading account assets, at fair value                                          7,524         14,325          5,174
Payments for the purchase/origination of:
 Fixed maturities, available for sale                                     (1,934,430)    (1,646,619)    (1,135,456)
 Short-term investments                                                     (566,100)    (1,253,361)    (1,203,342)
 Policy loans                                                               (101,357)      (129,521)      (102,230)
 Ceded policy loans                                                             9,687         16,320          5,538
 Commercial mortgage and other loans                                        (367,857)      (239,086)      (204,951)
 Other long-term investments                                                 (84,859)       (75,664)       (70,641)
 Equity securities, available for sale                                       (10,574)        (5,024)        (8,528)
 Trading account assets, at fair value                                        (9,478)              -              -
 Notes receivable from parent and affiliates, net                               4,641          5,714          6,842
 Other, net                                                                       160        (1,885)          2,757
                                                                       -------------- -------------- --------------
Cash flows from (used in) investing activities                          $   (464,223)  $   (576,138)  $   (243,951)
                                                                       -------------- -------------- --------------

CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
 Policyholders' account deposits                                        $   3,091,818  $   4,154,752  $   3,044,607
 Ceded policyholders' account deposits                                      (413,181)      (312,528)      (117,916)

 Policyholders' account withdrawals                                       (2,399,425)    (3,178,207)    (2,555,035)
 Ceded policyholders' account withdrawals                                      47,114         31,419          8,824
 Net change in securities sold under agreement to repurchase and cash
 collateral for loaned securities                                              36,799      (146,074)        114,612
 Dividend to parent                                                         (423,000)              -              -
 Contributed/Distributed capital - parent/child asset transfers               (3,374)       (20,900)          3,543
 Net change in financing arrangements (maturities 90 days or less)          (155,100)         29,000        129,000
 Net change in long-term borrowing                                             21,100          3,786       (59,401)
 Drafts outstanding                                                           239,000        453,000        277,000

                                                       ------------ -------------- ------------
Cash flows from (used in) financing activities          $    41,751  $   1,014,248  $   845,234
                                                       ------------ -------------- ------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS      (104,866)        124,686     (77,576)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                412,109        287,423      364,999
                                                       ------------ -------------- ------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                $   307,243  $     412,109  $   287,423
                                                       ============ ============== ============
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes paid, net of refunds                     $ (250,087)  $     134,603  $   166,606
  Interest paid                                         $    40,209  $      43,717  $    33,104

                See Notes to Consolidated Financial Statements

Significant Non Cash Transactions

Cash Flows from Investing Activities for the twelve months ended December 31, 2013 excludes $56 million of increases in fixed maturities, available for sale and $132 million of decreases in fixed maturities, available for sale related to the amendments of the reinsurance agreements between the Company and UPARC, an affiliate, and the Company, and PAR U, an affiliate in the first quarter of 2013. See Note 13 to the Consolidated Financial Statements for more information on related party transactions.

Cash Flows from Investing Activities for the twelve months ended December 31, 2013 excludes $192 million of increases in fixed maturities, available for sale, and commercial mortgages and $704 million of decreases in fixed maturities, available for sale, and commercial mortgages related to the amendments of the reinsurance agreements between the Company and UPARC, an affiliate, and the Company, and PAR U, an affiliate, in the third quarter of 2013. See Note 13 to the Consolidated Financial Statements for more information on related party transactions.

Cash Flows from Investing Activities for the twelve months ended December 31, 2013 excludes $4,951 million of increases in fixed maturities, available for sale, commercial mortgages, short-term investments, and trading account assets related to the coinsurance of Guaranteed Universal Life ("GUL") business assumed from Prudential Insurance in connection with the acquisition of the Hartford Life Business. Cash Flows from Investing Activities for the twelve months ended December 31, 2013 excludes $4,952 million of decreases in fixed maturities, available for sale, commercial mortgages, short-term investments, and trading account assets related to the subsequent retrocession of this GUL business assumed from Prudential Insurance to PAR U, an affiliate. See Note 13 to the Consolidated Financial Statements for more information on related party transactions.

Cash Flows from Financing Activities for the twelve months ended December 31, 2013 excludes $12 million of decreases in Contributed/Distributed capital-parent/child asset transfers related to the coinsurance of GUL business assumed from Prudential Insurance in connection with the acquisition of the Hartford Life Business.

Cash Flows from Investing Activities for the twelve months ended December 31, 2012 excludes $202 million of decreases in fixed maturities, available for sale and commercial mortgages related to the coinsurance transaction between the Company's wholly owned subsidiary PLNJ and PAR U, in the third quarter of 2012. See Note 13 to the Consolidated Financial Statements for more information on related party transactions.

Cash Flows from Investing Activities in the 2011 Consolidated Statement of Cash Flows excludes $313 million of increases in fixed maturities, available for sale related to a non-cash transfer of assets to the Company. These assets were received as consideration of premium due to the Company for the recapture of policies issued prior to January 1, 2011 previously reinsured by Universal Prudential Arizona Reinsurance Company, or "UPARC," an affiliate (See Note 13).

Cash Flows from Investing Activities in the 2011 Consolidated Statement of Cash Flows also excludes $1,054 million of decreases in fixed maturities available for sale related to the coinsurance transaction with PAR U, an affiliate (See
Note 13). The assets transferred included $1,009 million of consideration for the initial premium due under the coinsurance agreement with this affiliate and $45 million to Prudential Insurance, the Company's parent company, to settle tax expenses arising from this coinsurance transaction.

                         Pruco Life Insurance Company

                  Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

1.  BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company, is a wholly owned subsidiary of The Prudential Insurance Company of America, or "Prudential Insurance," which in turn is an indirect wholly owned subsidiary of Prudential Financial, Inc., or "Prudential Financial." Pruco Life Insurance Company was organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities, primarily through affiliated and unaffiliated distributors, in the District of Columbia, Guam, and in all States except New York.

The Company has three subsidiaries, including one wholly owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, or "PLNJ," and two subsidiaries formed in 2009 for the purpose of holding certain commercial loan investments. Pruco Life Insurance Company and its subsidiaries are together referred to as the Company and all financial information is shown on a consolidated basis.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only.

Acquisition of The Hartford's Individual Life Insurance Business

On January 2, 2013, Prudential Insurance acquired the individual life insurance business of The Hartford Financial Services Group, Inc. ("The Hartford") through a reinsurance transaction. Under the agreement, Prudential Insurance paid The Hartford cash consideration of $615 million, primarily in the form of a ceding commission to provide reinsurance for approximately 700,000 life insurance policies with net retained face amount in force of approximately $141 billion. This acquisition increases our scale in the U.S. individual life insurance market, particularly universal life products, and provides complimentary distribution opportunities through expanded wirehouse and bank distribution channels.

In connection with this transaction, Prudential Insurance retroceded to the Company, the portion of the assumed business that is classified as guaranteed universal life insurance ("GUL") with account values of approximately $4 billion as of January 2, 2013. The Company has reinsured more than 79,000 GUL policies with a net retained face amount in force of approximately $30 billion. The Company then retroceded all of the GUL policies to an affiliated captive reinsurance company. Collectively, these transactions do not have a material impact on equity, as determined in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"), or the statutory capital and surplus of the Company.

Basis of Presentation

The Consolidated Financial Statements have been prepared in accordance with U.S. GAAP. Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of deferred sales inducements; valuation of investments including derivatives and the recognition of other-than-temporary impairments ("OTTI"); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

2.  SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments and Investment Related Liabilities

The Company's principal investments are fixed maturities; equity securities; commercial mortgage and other loans; policy loans; other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate; and short-term investments. Investments and investment-related liabilities also include securities repurchase and resale agreements and securities lending transactions. The accounting policies related to each are as follows:

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 10 for additional information regarding the determination of fair value. Fixed maturities that the Company has both the positive intent and ability to hold to maturity are carried at amortized cost and classified as "held-to-maturity." The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Interest income, as well as the related amortization of premium and

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accretion of discount is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an other than temporary impairment has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), future policy benefits, and policyholder account balances that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)" ("AOCI").

Trading account assets, at fair value, represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in "Asset administration fees and other income." Interest and dividend income from these investments is reported in "Net investment income."

Equity securities, available-for-sale, at fair value, are comprised of common stock, and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, DSI, future policy benefits, and policyholder account balances that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when earned.

Commercial mortgage and other loans consist of commercial mortgage loans, agricultural loans and uncollateralized loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the

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internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.

See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Securities repurchase and resale agreements and securities loaned transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, or as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same, as those sold. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as "Net investment income;" however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are either accounted for using the equity method of accounting or under the cost method when the Company's partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies. The Company's income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company's investment in operating joint ventures, is included in "Net investment income." The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for other-than-temporary impairment), the Company uses financial information provided by the investee, generally on a one to three month lag.

Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

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Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See "Derivative Financial Instruments" below for additional information regarding the accounting for derivatives.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

An other-than-temporary impairment is recognized in earnings for a debt security in an unrealized loss position when the Company either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an other-than-temporary impairment is recognized.

When an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of AOCI.

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Unrealized investment gains and losses are also considered in determining certain other balances, including deferred policy acquisition costs, DSI, certain future policy benefits, policyholder account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Trading account assets, at fair value." The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

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Deferred Policy Acquisition Costs

Costs that vary with and that are directly related to the successful acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily include commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. See below under "Adoption of New Accounting Pronouncements" for a discussion of the authoritative guidance adopted effective January 1, 2012, regarding which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Deferred policy acquisition costs related to interest sensitive and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts (at least 30 years) in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive the future equity return assumptions.

However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. In addition to the gross profit components previously mentioned, the impact of the embedded derivatives associated with certain optional living benefit features of the Company's variable annuity contracts and related hedging activities are also included in actual gross profits used as the basis for calculating current period amortization and, in certain instances, in management's estimate of total gross profits used for setting the amortization rate, regardless of which affiliated legal entity this activity occurs. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 13. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to total gross profits on unamortized DAC is reflected in "Amortization of deferred policy acquisition costs" in the period such total gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Deferred Sales Inducements

The Company offered various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in "Interest credited to policyholders' account balances." Deferred sales inducements, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 7 for additional information regarding sales inducements.

Separate Account Assets and Liabilities

Separate account assets are reported at fair value and represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short term investments and derivative instruments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholders' account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 7 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company's consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset administration fees charged to the accounts are included in "Asset administration fees."

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Other Assets and Other Liabilities

Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, reinsurance payables, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Reinsurance recoverables

Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13.

Future Policy Benefits

The Company's liability for future policy benefits is comprised of liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note 7. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 10.

The Company's liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality, and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on the Company's experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.

Policyholders' Account Balances

The Company's liability for policyholders' account balances primarily represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the general accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the general account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from individual life products, other than interest-sensitive and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance inforce. Benefits are recorded as an expense when they are incurred. Benefits and expenses for these products also include amortization of DAC. A liability for future policy benefits is recorded when premiums are recognized using the net premium method.

Revenues for variable deferred annuity contracts consist of charges against contractholder account values for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Benefits and expenses for these products also include amortization of DAC and DSI. Benefit reserves for the variable investment options on annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Benefit reserves for variable immediate annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

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Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on applicable actuarial standards with assumed interest rates that vary by contract year. Reserves for contracts without life contingencies are included in "Policyholders' account balances" while reserves for contracts with life contingencies are included in "future policy benefits and other policyholder liabilities." Assumed interest rates ranged from 0.00% to 14.75% at December 31, 2013, and from 1.00% to 14.75% at December 31, 2012.

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for expense charges, administration fees, cost of insurance charges, taxes and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products also include amortization of DAC. Benefit reserves for variable life insurance contracts represent the account value of the contracts and are included in "Separate account liabilities."

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount, and certain individual life contracts provide no lapse guarantees. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 7. The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 7.

Amounts received as payment for interest-sensitive or variable contracts are reported as deposits to "Policyholders' account balances" and/or "Separate account liabilities." Revenues from these contracts are reflected in "Policy charges and fee income" consisting primarily of fees assessed during the period against the policyholders' account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company's general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC and DSI.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies.

Asset Administration Fees

The Company receives asset administration fee income from contractholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note
13). In addition, the Company receives fees from contractholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter ("OTC") market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within "Other trading account assets, at fair value" or "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

                         Pruco Life Insurance Company

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The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." The component of AOCI related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in "Realized investment gains (losses), net." Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables" or "Other liabilities," respectively. Changes in the fair value are determined using valuation models as described in Note 10, and are recorded in "Realized investment gains (losses), net."

The Company, excluding its subsidiaries, also sells certain universal life products that contain a no lapse guarantee provision that is reinsured with an affiliate, UPARC. The reinsurance of this no lapse guarantee results in an embedded derivative that incurs market risk primarily in the form of interest rate risk. Interest rate sensitivity can result in changes in the reinsurance recoverables that are carried at fair value and included in "Reinsurance recoverables," and changes in "Realized investment gains (losses), net." In the third quarter of 2011, the Company amended its reinsurance agreement resulting in a recapture of a portion of this business (See Note 13) effective July 1, 2011. Pursuant to the recapture amendment, the settlement of the recapture premium occurred subsequent to the effective date of the recapture. As a result, the recapture premium was treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within UPARC. This settlement feature was accounted for as a derivative.

Concurrent with the recapture discussed above, the Company entered into a new coinsurance agreement with an affiliate, PAR U effective July 1, 2011. The settlement of the initial coinsurance premium also occurred subsequent to the effective date of the coinsurance agreement and contains a settlement provision similar to the recapture premium, discussed above. The adjustment to the initial coinsurance premium was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from both an asset portfolio within the Company, as well as an asset portfolio within UPARC. The settlement feature of this agreement was accounted for as a derivative (See Note 13 for additional information about this agreement).

In the third quarter of 2012, the Company's wholly owned subsidiary, PLNJ, entered a new coinsurance agreement with an affiliate, PAR U effective July 1, 2012. The settlement of the initial coinsurance premium occurred subsequent to the effective date of the coinsurance agreement. As a result, the settlement was treated as if settled on the effective date and adjusted for the time elapsed between the effective date and the settlement date. This adjustment to the initial coinsurance premium was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from an asset portfolio within PLNJ. The settlement feature of this agreement was accounted for as a derivative (See Note 13 for additional information about this agreement).

                         Pruco Life Insurance Company

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In the third quarter of 2013, the Company further amended its reinsurance agreement with UPARC resulting in the recapture of a portion of this business (See Note 13 for additional information about this agreement) effective July 1, 2013. Pursuant to the recapture amendment, the settlement of the recapture premium occurred subsequent to the effective date of the recapture. As a result, the recapture premium was treated as if settled on the effective date and adjusted for the time elapsed between the effective date and the settlement date. This adjustment was equal to the interest earned from the effective date through the settlement date related to fixed maturity securities and commercial mortgages held by UPARC. This settlement feature was accounted for as a derivative.

Concurrent with the recapture discussed above, the Company, excluding its subsidiaries, amended its coinsurance agreement with PAR U effective July 1, 2013. The settlement of the initial coinsurance premium also occurred subsequent to the effective date and the amendment contains a settlement provision similar to the recapture premium discussed above. The adjustment to the coinsurance premium was equal to the interest earned from the effective date through the settlement date related to fixed maturity securities and commercial mortgages from both an asset portfolio within the Company, as well as an asset portfolio within UPARC. The settlement feature of this agreement was accounted for as a derivative (See Note 13 for additional information about this agreement).

Short-Term and Long-Term Debt

Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.

Income Taxes

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company's tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company's income statement. Deferred tax liabilities generally represent tax expense recognized in the Company's financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company's tax return but have not yet been recognized in the Company's financial statements.

The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company's deferred tax assets and establish a valuation allowance if necessary to reduce the Company's deferred tax assets to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company may consider many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.

U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process, the first step being recognition. The Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

The Company's liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards ("tax attributes"), the

                         Pruco Life Insurance Company

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statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense.

See Note 9 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements

In December 2013, the Financial Accounting Standards Board ("FASB") issued updated guidance establishing a single definition of a public entity for use in financial accounting and reporting guidance. This new guidance is effective for all current and future reporting periods and did not have a significant effect on the Company's consolidated financial position, results of operations, or financial statement disclosures.

In July 2013, the FASB issued new guidance regarding derivatives. The guidance permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting, in addition to the United States Treasury rate and London Inter-Bank Offered Rate ("LIBOR"). The guidance also removes the restriction on using different benchmark rates for similar hedges. The guidance is effective for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013 and should be applied prospectively. Adoption of the guidance did not have a significant effect on the Company's consolidated financial position, results of operations, and financial statement disclosures.

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity is required to separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item of other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance is effective for the first interim or annual reporting period beginning after December 15, 2012 and should be applied prospectively. The disclosures required by this guidance are included in Note 3.

In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross and net basis about instruments and transactions within the scope of this guidance. This new guidance is effective for interim or annual reporting periods beginning on or after January 1, 2013, and should be applied retrospectively for all comparative periods presented. The disclosures required by this guidance are included in Note 11.

Effective January 1, 2012, the Company adopted retrospectively new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The impact of the retrospective adoption of this guidance on previously reported December 31, 2011 and December 31, 2010 balances was a reduction in "Deferred policy acquisition costs" of $672 million and $684 million, an increase in "Policyholders' Account Balances" of $3 million and $3 million, and a reduction in "Total equity" of $469 million and $446 million, respectively. As of December 31, 2011, "Other Liabilities" increased $48 million and "Reinsurance Recoverables" increased $2 million related to the impact of this guidance on the 2011 coinsurance agreement with PAR U (see Note 13), The impact of the retrospective adoption of this guidance on previously reported income from continuing operations before income taxes for the years ended December 31, 2011, 2010 and 2009 was a decrease of $34 million, $125 million and $53 million, respectively. The lower level of costs now qualifying for deferral will be only partially offset by a lower level of amortization of "Deferred policy acquisition costs," and, as such, will initially result in lower earnings in future periods primarily reflecting lower deferrals of wholesaler costs. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

In June 2011, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in two separate but consecutive statements. The Consolidated Financial Statements included herein reflect the adoption of this updated guidance.

In May 2011, the FASB issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for

                         Pruco Life Insurance Company

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the first interim or annual reporting period beginning after December 15, 2011, and should be applied prospectively. The expanded disclosures required by this guidance are included in Note 10. Adoption of this guidance did not have a significant effect on the Company's consolidated financial position or results of operations.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first interim or annual reporting period beginning on or after December 15, 2011, and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company's adoption of this guidance did not have a significant effect on the Company's consolidated financial position, results of operations, and financial statement disclosures.

In April 2011, the FASB issued updated guidance clarifying which restructurings constitute troubled debt restructurings. It is intended to assist creditors in their evaluation of whether conditions exist that constitute a troubled debt restructuring. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company's adoption of this guidance in the third quarter of 2011 did not have a significant effect on the Company's consolidated financial position, results of operations, or financial statement disclosures.

Future Adoption of New Accounting Pronouncements

In July 2013, the FASB issued updated guidance regarding the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. This new guidance is effective for interim or annual reporting periods that begin after December 15, 2013, and should be applied prospectively, with early application permitted. This guidance is not expected to have a significant effect on the Company's consolidated financial position, results of operations, and financial statement disclosures.

In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. This guidance is not expected to have a significant effect on the Company's consolidated financial position, results of operations, or financial statement disclosures.

3.  INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                             December 31, 2013
                                             ---------------------------------------------------------------------------------
                                                                                                                  Other-than-
                                                                  Gross           Gross                            temporary
                                                Amortized       Unrealized      Unrealized          Fair          Impairments
                                                  Cost            Gains           Losses            Value         in AOCI (3)
                                             ---------------   -------------   -------------   ---------------   -------------
                                                                              (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and
 obligations of U.S. government
 authorities and agencies                    $        89,497   $       5,910   $       1,882   $        93,525   $           -
Obligations of U.S. states and their
 political subdivisions                               83,807           1,518           6,374            78,951               -
Foreign government bonds                              20,357           3,640               -            23,997               -
Public utilities                                     796,747          32,303          29,281           799,769               -
Redeemable preferred stock                               681             126               -               807               -
All other corporate securities                     3,661,419         168,717          89,343         3,740,793           (252)
Asset-backed securities (1)                          216,081           8,687           2,677           222,091         (7,783)
Commercial mortgage-backed securities                510,255          20,316           8,563           522,008               -
Residential mortgage-backed
 securities (2)                                      160,089          10,870           1,499           169,460           (973)
                                             ---------------   -------------   -------------   ---------------   -------------
     Total fixed maturities,
       available-for-sale                    $     5,538,933   $     252,087   $     139,619   $     5,651,401   $     (9,008)
                                             ===============   =============   =============   ===============   =============

Equity securities, available-for-sale
Common Stocks:
   Public utilities                          $           131   $          29   $           -   $           160
   Industrial, miscellaneous & other                       4              12               -                16
   Mutual funds                                           91               3               3                91
Non-redeemable preferred stocks                          341             163               -               504
                                             ---------------   -------------   -------------   ---------------
     Total equity securities,
       available-for-sale                    $           567   $         207   $           3   $           771
                                             ===============   =============   =============   ===============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.

                         Pruco Life Insurance Company

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(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $14 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                                                                           December 31, 2012
                                           ---------------------------------------------------------------------------------
                                                                                                                Other-than-
                                                                Gross           Gross                            temporary
                                              Amortized       Unrealized      Unrealized         Fair           Impairments
                                                Cost            Gains           Losses           Value          in AOCI (3)
                                           ---------------   -------------   ------------   ---------------   --------------
                                                                             (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and
 obligations of U.S. government
 authorities and agencies                  $       172,541   $      15,088   $         10   $       187,619   $            -
Obligations of U.S. states and their
 political subdivisions                             79,166           6,516            485            85,197                -
Foreign government bonds                            21,709           5,802              -            27,511                -
Public utilities                                   620,654          68,512          1,334           687,832                -
Redeemable preferred stock                           6,400             360              -             6,760                -
Corporate securities                             3,601,052         309,470          6,480         3,904,042             (344)
Asset-backed securities (1)                        360,258          19,362          6,146           373,474          (21,330)
Commercial mortgage-backed securities              446,558          42,932             69           489,421                -
Residential mortgage-backed
 securities (2)                                    353,917          20,228            236           373,909           (1,095)
                                           ---------------   -------------   ------------   ---------------   --------------
     Total fixed maturities,
       available-for-sale                  $     5,662,255   $     488,270   $     14,760   $     6,135,765   $     (22,769)
                                           ===============   =============   ============   ===============   ==============

Equity securities, available-for-sale
Common Stocks:
   Public utilities                        $             -   $           -   $          -   $             -
   Industrial, miscellaneous & other (4)             1,566           1,118              -             2,684
   Mutual funds (4)                                    157               6              9               154
Non-redeemable preferred stocks                      1,396              93              -             1,489
                                           ---------------   -------------   ------------   ---------------
     Total equity securities,
       available-for-sale                  $         3,119   $       1,217   $          9   $         4,327
                                           ===============   =============   ============   ===============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $22 million of net unrealized gains or losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(4)Prior period has been reclassified to conform to the current period presentation.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2013, are as follows:

                                              Available-for-Sale
                                        -------------------------------
                                        Amortized Cost    Fair Value
                                        --------------- ---------------
                                                (in thousands)
Due in one year or less                 $       264,190 $       268,309
Due after one year through five years         1,110,508       1,200,139
Due after five years through ten years        1,422,256       1,463,339
Due after ten years                           1,855,554       1,806,055
Asset-backed securities                         216,081         222,091
Commercial mortgage-backed securities           510,255         522,008
Residential mortgage-backed securities          160,089         169,460
                                        --------------- ---------------
  Total                                 $     5,538,933 $     5,651,401
                                        =============== ===============

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

                         Pruco Life Insurance Company

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The following table depicts the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                              2013           2012           2011
                                         -------------  -------------  -------------
                                                        (in thousands)
Fixed maturities, available-for-sale
 Proceeds from sales                     $     816,125  $     116,493  $     218,200
 Proceeds from maturities/repayments           760,433        903,272        836,724
 Gross investment gains from sales,
   prepayments and maturities                   60,261         31,720         83,600
 Gross investment losses from sales and
   maturities                                  (22,380)        (1,171)          (411)

Equity securities, available-for-sale
 Proceeds from sales                     $      13,603  $       9,862  $       6,397
 Proceeds from maturities/repayments                 3              -          3,958
 Gross investment gains from sales               1,337          1,027          3,857
 Gross investment losses from sales               (791)          (529)             0

Fixed maturity and equity security
 impairments
 Net writedowns for
   other-than-temporary impairment
   losses on fixed maturities
   recognized in earnings (1)            $      (4,441) $      (6,236) $      (8,969)
 Writedowns for impairments on equity
   securities                                      (67)        (2,168)        (2,255)

(1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

As discussed in Note 2, a portion of certain other-than-temporary impairment ("OTTI") losses on fixed maturity securities are recognized in "Other comprehensive income (loss)" ("OCI"). For these securities, the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

Credit losses recognized in earnings on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI

                                                              Year Ended      Year Ended
                                                             December 31,    December 31,
                                                                 2013            2012
                                                             -----------------------------
                                                                    (in thousands)
Balance, beginning of period                                     $ 27,702     $    31,507
Credit loss impairments previously recognized on securities
 which matured, paid down, prepaid or were sold during the
 period                                                           (14,330)         (4,126)
Credit loss impairments previously recognized on securities
 impaired to fair value during the period                               -          (3,240)
Credit loss impairment recognized in the current period on
 securities not previously impaired                                    31              15
Additional credit loss impairments recognized in the
 current period on securities previously impaired                     798           2,266
Increases due to the passage of time on previously recorded
 credit losses                                                        915           2,430
Accretion of credit loss impairments previously recognized
 due to an increase in cash flows expected to be collected           (456)         (1,150)
                                                             ------------    ------------
Balance, end of period                                           $ 14,660     $    27,702
                                                             ============    ============

Trading Account Assets

The following table sets forth the composition of "Trading account assets" as of the dates indicated:

                                   December 31, 2013           December 31, 2012
                              --------------------------- ---------------------------
                                Amortized       Fair        Amortized       Fair
                                  Cost          Value         Cost          Value
                              ------------- ------------- ------------- -------------
                                                  (in thousands)
Fixed maturities              $      14,118 $      16,162 $       7,647 $       8,099
Equity securities (1)                 1,388         2,730         3,083         3,277
                              ------------- ------------- ------------- -------------
Total trading account assets  $      15,506 $      18,892 $      10,730 $      11,376
                              ============= ============= ============= =============

(1)Included in equity securities are perpetual preferred stock securities that have characteristics of both debt and equity securities.

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" was $2.7 million, ($0.5) million and ($0.5) million during the years ended December 31, 2013, 2012, and 2011, respectively.

                         Pruco Life Insurance Company

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Commercial Mortgage and Other Loans

The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                                 December 31, 2013                 December 31, 2012
                                         --------------------------------- --------------------------------
                                              Amount           % of             Amount                % of
                                          (in thousands)       Total        (in thousands)            Total
                                         ----------------   -----------    ----------------        -----------
Commercial mortgage and other loans by
 property type:
Retail                                   $        467,059          30.5%   $        461,939               31.4%
Apartments/Multi-Family                           298,365          19.5             239,623               16.3
Industrial                                        272,239          17.7             273,900               18.6
Office                                            195,499          12.8             237,566               16.2
Other                                             102,294           6.6              89,548                6.1
Hospitality                                        90,085           5.9              50,052                3.4
                                         ----------------   -----------    ----------------        -----------
Total commercial mortgage loans                 1,425,541          93.0           1,352,628               92.0
Agricultural property loans                       107,118           7.0             117,377                8.0
                                         ----------------   -----------    ----------------        -----------
Total commercial and agricultural
 mortgage loans by property type                1,532,659         100.0%          1,470,005              100.0%
                                                            ===========                            ===========
Valuation allowance                               (8,904)                           (6,028)
                                         ----------------                  ----------------
Total net commercial and agricultural
 mortgage loans by property type                1,523,755                         1,463,977
                                         ----------------                  ----------------
Other Loans
Uncollateralized loans                              8,410                                 -
                                         ----------------                  ----------------
Total other loans                                   8,410                                 -
                                         ----------------                  ----------------
Total commercial mortgage and other
 loans                                   $      1,532,165                  $      1,463,977
                                         ================                  ================

The commercial mortgage and agricultural property loans are geographically dispersed throughout the United States and other countries with the largest concentrations in California (20%), New Jersey (11%), and Texas (10%) at December 31, 2013.

Activity in the allowance for losses for all commercial mortgage and other loans, as of the dates indicated, is as follows:

                                                December 31, 2013       December 31, 2012       December 31, 2011
                                                ------------------     ------------------      -------------------
                                                                          (in thousands)
Allowance for losses, beginning of year         $            6,028     $           12,813      $            21,428
Addition to / (release of) allowance of losses               2,876                 (1,551)                  (8,615)
Charge-offs, net of recoveries                                   -                 (5,234)                       -
                                                ------------------     ------------------      -------------------
Allowance for losses, end of year (1)           $            8,904     $            6,028      $            12,813
                                                ==================     ==================      ===================

(1)Agricultural loans represent $0.3 million, $0.4 million and $0.4 million of the ending allowance at December 31, 2013, 2012 and 2011, respectively.

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of the dates indicated:

                                                                              December 31, 2013    December 31, 2012
                                                                             ---------------------------------------
                                                                                         (in thousands)
Allowance for Credit Losses:
Ending balance: individually evaluated for impairment (1)                    $             3,084   $             372
Ending balance: collectively evaluated for impairment (2)                                  5,820               5,656
                                                                             -------------------   -----------------
Total ending balance                                                         $             8,904   $           6,028
                                                                             ===================   =================

Recorded Investment: (3)
Ending balance gross of reserves: individually evaluated for impairment (1)  $             6,392   $           6,415
Ending balance gross of reserves: collectively evaluated for impairment (2)            1,534,677           1,463,590
                                                                             -------------------   -----------------
Total ending balance, gross of reserves                                      $         1,541,069   $       1,470,005
                                                                             ===================   =================

(1)There were no agricultural or uncollateralized loans individually evaluated for impairments at December 31, 2013 and 2012.
(2)Agricultural loans collectively evaluated for impairment had a recorded investment of $107 million and $117 million and a related allowance of $0.3 million and $0.4 million at December 31, 2013 and 2012, respectively. Uncollateralized loans collectively evaluated for impairment had a recorded investment of $8 million and $0 million at December 31, 2013 and 2012, respectively, and no related allowance for both periods.
(3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. Impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and the related allowance for losses, as of both December 31, 2013 and 2012, had a recorded investment and unpaid principal balance of $6.4 million and related

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

allowance of $3.1 million and $0.4 million, respectively, primarily related to other property types. At both December 31, 2013 and 2012, the Company held no impaired agricultural or uncollateralized loans. Net investment income recognized on these loans totaled $0 million and $0.5 million for the years ended December 31, 2013 and 2012, respectively.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. The Company had no such loans at December 31, 2013 and 2012. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2 loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2013 and 2012, 97% of the $1.5 billion recorded investment and 96% of the $1.5 billion recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of both December 31, 2013 and 2012, 96% of the recorded investment had a debt service coverage ratio of 1.0X or greater. As of December 31, 2013 and 2012, approximately 4% or $61 million and 4% or $59 million, respectively, of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X, reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural or uncollateralized loans.

As of both December 31, 2013 and 2012, $1.4 billion of commercial mortgage and other loans were in current status and $6.4 million were classified as past due, primarily related to other property types. As of both December 31, 2013 and 2012, $6.4 million of commercial mortgage and other loans, were in non-accrual status based upon the recorded investment gross of allowance for credit losses, primarily related to other property types. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan specific reserve has been established. See Note 2 for further discussion regarding nonaccrual status loans. The Company defines current in its aging of past due commercial mortgage and agricultural loans as less than 30 days past due.

For the periods ended December 31, 2013 and 2012, there were no commercial mortgage and other loans sold or acquired.

The Company's commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2013 and 2012, the Company had no significant commitments to fund to borrowers that have been involved in troubled debt restructuring. For the years ended December 31, 2013 and 2012, there were no adjusted pre-modification outstanding recorded investments or post-modification outstanding recorded investments. No payment defaults on commercial mortgage and other loans were modified as a troubled debt restructuring within the 12 months preceding the respective period. See
Note 2 for additional information related to the accounting for troubled debt restructurings.

Other Long-Term Investments

The following table sets forth the composition of "Other long-term investments" at December 31 for the years indicated:

                                                  2013               2012
                                           ------------------ ------------------
                                                      (in thousands)
Company's investment in Separate accounts  $           29,739 $           28,584
Joint ventures and limited partnerships               196,538            136,977
Derivatives                                               427            118,928
                                           ------------------ ------------------
Total other long-term investments          $          226,704 $          284,489
                                           ================== ==================

Net Investment Income

Net investment income for the years ended December 31, was from the following sources:

                                                 2013          2012          2011
                                             ------------- ------------- -------------
                                                          (in thousands)
Fixed maturities, available-for-sale         $     278,747 $     270,790 $     300,850
Equity securities, available-for-sale                    1            52           227
Trading account assets                                 657           981         1,582
Commercial mortgage and other loans                 84,006        84,232        81,282
Policy loans                                        59,287        58,007        56,716
Short-term investments and cash equivalents            654         1,003         1,052
Other long-term investments                         15,023        21,224        16,421
                                             ------------- ------------- -------------
Gross investment income                            438,375       436,289       458,130
Less: investment expenses                         (19,364)      (18,779)      (18,180)
                                             ------------- ------------- -------------
  Net investment income                      $     419,011 $     417,510 $     439,950
                                             ============= ============= =============

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


There were no non-income producing assets included in fixed maturities as of December 31, 2013. Non-income producing assets represent investments that have not produced income for the preceding twelve months.

Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                2013           2012           2011
                                            -------------------------------------------
                                                          (in thousands)
Fixed maturities                            $      33,440 $       24,314 $       74,220
Equity securities                                     480        (1,670)          1,602
Commercial mortgage and other loans                 5,494          7,307          8,615
Joint ventures and limited partnerships              (83)              -          (265)
Derivatives                                      (52,799)      (186,425)        177,855
Other                                                  18             27             56
                                            ------------- -------------- --------------
  Realized investment gains (losses), net   $    (13,450) $    (156,447) $      262,083
                                            ============= ============== ==============

Accumulated Other Comprehensive Income (Loss)

The balance of and changes in each component of "Accumulated other comprehensive income (loss)" for the years ended December 31, are as follows:

                                                                  Accumulated Other Comprehensive Income (Loss)
                                                               ---------------------------------------------------
                                                                                                 Total Accumulated
                                                               Foreign Currency  Net Unrealized        Other
                                                                 Translation    Investment Gains   Comprehensive
                                                                  Adjustment      (Losses) (1)     Income (Loss)
                                                               ---------------- ---------------- -----------------
                                                                                 (in thousands)
Balance, December 31, 2010                                      $          249    $    182,850     $    183,099
Change in component during period (2)                                    (116)          30,645           30,529
                                                                --------------    ------------     ------------
Balance, December 31, 2011                                      $          133    $    213,495     $    213,628
Change in component during period (2)                                      124          53,709           53,833
                                                                --------------    ------------     ------------
Balance, December 31, 2012                                      $          257    $    267,204     $    267,461
Change in other comprehensive income before reclassifications              224       (290,636)        (290,412)
Amounts reclassified from AOCI                                               -        (33,920)         (33,920)
Income tax benefit (expense)                                              (78)         113,595          113,517
                                                                --------------    ------------     ------------
Balance, December 31, 2013                                      $          403    $     56,243     $     56,646
                                                                ==============    ============     ============

(1)Includes cash flow hedges of ($5) million, $0 million and $3 million as of December 31, 2013, 2012 and 2011, respectively.
(2)Net of taxes.

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

                                                                  Year Ended        Year Ended        Year Ended
                                                               December 31, 2013 December 31, 2012 December 31, 2011
                                                               ----------------- ----------------- -----------------
                                                                                  (in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
 Cash flow hedges--Currency/Interest rate (3)                    $        329      $      1,754      $      (108)
                                                                 ------------      ------------      ------------
 Net unrealized investment gains (losses) on
   available-for-sale securities (4)                                   33,591            20,890            75,930
                                                                 ------------      ------------      ------------
   Total net unrealized investment gains (losses)                      33,920            22,644            75,822
                                                                 ------------      ------------      ------------
    Total reclassifications for the period                       $     33,920      $     22,644      $     75,822
                                                                 ============      ============      ============

(1)All amounts are shown before tax.
(2)Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.
(3)See Note 11 for additional information on cash flow hedges.
(4)See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders' account balances.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as "available-for-sale" and certain other long-term investments and other assets are included in the Company's Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                                           Accumulated
                                                                                                              Other
                                                                                                          Comprehensive
                                                             Deferred     Future Policy                   Income (Loss)
                                                              Policy      Benefits and      Deferred      Related To Net
                                           Net Unrealized   Acquisition   Policy Holder    Income Tax       Unrealized
                                           Gains (Losses)    Costs and       Account       (Liability)      Investment
                                           on Investments   Other Costs    Balances(2)       Benefit      Gains (Losses)
                                           --------------   -----------   -------------   ------------    --------------
                                                                           (in thousands)
Balance, December 31, 2010                 $     (24,704)   $   13,813    $     (7,103)   $      6,271      $    (11,723)
Net investment gains (losses) on
 investments arising during the period            (3,779)            -               -           1,322            (2,457)
Reclassification adjustment for (gains)
 losses included in net income                     9,623             -               -          (3,369)            6,254
Reclassification adjustment for OTTI
 losses excluded from net income(1)                  212             -               -             (75)              137
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                     -        (3,626)              -           1,268            (2,358)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                              -             -           4,167          (1,459)            2,708
                                           --------------   -----------   -------------   ------------    --------------
Balance, December 31, 2011                 $     (18,648)   $   10,187    $     (2,936)   $      3,958      $     (7,439)
                                           --------------   -----------   -------------   ------------    --------------
Net investment gains (losses) on
 investments arising during the period            11,444             -               -          (4,005)            7,439
Reclassification adjustment for (gains)
 losses included in net income                     6,755             -               -          (2,364)            4,391
Reclassification adjustment for OTTI
 losses excluded from net income(1)                 (169)            -               -              59              (110)
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                     -        (9,892)              -           3,462            (6,430)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                              -             -           3,499          (1,225)            2,274
                                           --------------   -----------   -------------   ------------    --------------
Balance, December 31, 2012                 $        (618)   $      295    $        563    $       (115)     $        125
                                           --------------   -----------   -------------   ------------    --------------
Net investment gains (losses) on
 investments arising during the period             1,053             -               -            (369)              684
Reclassification adjustment for (gains)
 losses included in net income                     4,114             -               -          (1,440)            2,674
Reclassification adjustment for OTTI
 losses excluded from net income(1)                  (51)            -               -              18               (33)
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                     -        (3,619)              -           1,266            (2,353)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                              -             -           1,256            (439)              817
                                           --------------   -----------   -------------   ------------    --------------
Balance, December 31, 2013                 $       4,498    $   (3,324)   $      1,819    $     (1,079)     $      1,914
                                           ==============   ===========   =============   ============    ==============

(1)Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.
(2)Balances are net of reinsurance.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                                   Accumulated
                                                                                                                      Other
                                                                                                                  Comprehensive
                                                                Deferred       Future Policy                      Income (Loss)
                                           Net Unrealized        Policy        Benefits and       Deferred        Related To Net
                                           Gains (Losses)      Acquisition     Policy Holder     Income Tax         Unrealized
                                                 on             Costs and         Account        (Liability)        Investment
                                           Investments(1)      Other Costs      Balances(3)        Benefit        Gains (Losses)
                                           --------------    --------------    -------------    -------------    ---------------
                                                                               (in thousands)
Balance, December 31, 2010                 $      400,404    $     (194,158)   $      92,690    $    (104,367)   $       194,569
Net investment gains (losses) on
 investments arising during the period            128,890                 -                -          (45,090)            83,800
Reclassification adjustment for (gains)
 losses included in net income                    (85,445)                -                -           29,905            (55,540)
Reclassification adjustment for OTTI
 losses excluded from net income(2)                  (212)                -                -               73               (139)
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                      -            14,638                -           (5,124)             9,514
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                               -                 -          (17,345)           6,070            (11,275)
                                           --------------    --------------    -------------    -------------    ---------------
Balance, December 31, 2011                 $      443,637    $     (179,520)   $      75,345    $    (118,533)   $       220,929
                                           --------------    --------------    -------------    -------------    ---------------
Net investment gains (losses) on
 investments arising during the period             90,693                 -                -          (31,738)            58,955
Reclassification adjustment for (gains)
 losses included in net income                    (29,399)                -                -           10,290            (19,109)
Reclassification adjustment for OTTI
 losses excluded from net income(2)                   169                 -                -              (59)               110
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                      -           (40,688)               -           14,065            (26,623)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                               -                 -           50,488          (17,671)            32,817
                                           --------------    --------------    -------------    -------------    ---------------
Balance, December 31, 2012                 $      505,100    $     (220,208)   $     125,833    $    (143,646)   $       267,079
                                           --------------    --------------    -------------    -------------    ---------------
Net investment gains (losses) on
 investments arising during the period           (343,964)                -                -          120,388           (223,576)
Reclassification adjustment for (gains)
 losses included in net income                    (38,034)                -                -           13,312            (24,722)
Reclassification adjustment for OTTI
 losses excluded from net income(2)                    51                 -                -              (18)                33
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                      -           177,178                -          (62,012)           115,166
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                               -                 -         (122,540)          42,889            (79,651)
                                           --------------    --------------    -------------    -------------    ---------------
Balance, December 31, 2013                 $      123,153    $      (43,030)   $       3,293    $     (29,087)   $        54,329
                                           ==============    ==============    =============    =============    ===============

(1)Includes cash flow hedges. See Note 11 for information on cash flow hedges.
(2)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.
(3)Balances are net of reinsurance.

The table below presents net unrealized gains (losses) on investments by asset class at December 31:

                                                                          2013           2012           2011
                                                                     -------------- -------------- --------------

                                                                                    (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized  $        4,498 $        (618) $     (18,648)
Fixed maturity securities, available-for-sale--all other                    107,970        474,128        411,366
Equity securities, available-for-sale                                           204          1,208        (1,359)
Derivatives designated as cash flow hedges(1)                               (4,701)            147          2,523
Other investments                                                            19,680         29,617         31,107
                                                                     -------------- -------------- --------------
Net unrealized gains (losses) on investments                         $      127,651 $      504,482 $      424,989
                                                                     ============== ============== ==============

(1)See Note 11 for more information on cash flow hedges.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Duration of Gross Unrealized Loss Positions for Fixed Maturities and Equity Securities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, as of the dates indicated:

                                                                     December 31, 2013
                                          -----------------------------------------------------------------------
                                          Less than twelve months  Twelve months or more           Total
                                          ----------------------- ----------------------- -----------------------
                                                         Gross                   Gross                   Gross
                                                       Unrealized              Unrealized              Unrealized
                                           Fair Value   Losses     Fair Value   Losses     Fair Value   Losses
                                          ----------- ----------- ----------- ----------- ----------- -----------
                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and
 obligations of
 U.S. government authorities and
   agencies                               $    24,123 $    1,882  $        -  $        -  $    24,123 $    1,882
Obligations of U.S. states and their
 political subdivisions                        51,216      5,904       2,496         470       53,712      6,374
Foreign government bonds                            -          -           -           -            -          -
Corporate securities                        1,596,468    101,780      97,731      16,844    1,694,199    118,624
Asset-backed securities                        93,021      1,418      11,782       1,259      104,803      2,677
Commercial mortgage-backed securities         116,371      6,706      19,605       1,857      135,976      8,563
Residential mortgage-backed securities         42,121      1,472       3,225          27       45,346      1,499
                                          ----------- ----------  ----------  ----------  ----------- ----------
   Total                                  $ 1,923,320 $  119,162  $  134,839  $   20,457  $ 2,058,159 $  139,619
                                          =========== ==========  ==========  ==========  =========== ==========

Equity securities, available-for-sale     $        44 $        3  $        -  $        -  $        44 $        3
                                          =========== ==========  ==========  ==========  =========== ==========

                                                                     December 31, 2012
                                          -----------------------------------------------------------------------
                                          Less than twelve months  Twelve months or more           Total
                                          ----------------------- ----------------------- -----------------------
                                                         Gross                   Gross                   Gross
                                                      Unrealized              Unrealized              Unrealized
                                          Fair Value    Losses    Fair Value    Losses    Fair Value    Losses
                                          ----------- ----------- ----------- ----------- ----------- -----------
                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and
 obligations of
 U.S. government authorities and
   agencies                               $     4,338 $       10  $        -  $        -  $     4,338 $       10
Obligations of U.S. states and their
 political subdivisions                        21,128        485           -           -       21,128        485
Foreign government bonds                            -          -           -           -            -          -
Corporate securities                          290,127      7,070      18,221         744      308,348      7,814
Asset-backed securities                        44,821         76      24,997       6,070       69,818      6,146
Commercial mortgage-backed securities          12,549         60         521           9       13,070         69
Residential mortgage-backed securities         20,276        164       4,347          72       24,623        236
                                          ----------- ----------  ----------  ----------  ----------- ----------
   Total                                  $   393,239 $    7,865  $   48,086  $    6,895  $   441,325 $   14,760
                                          =========== ==========  ==========  ==========  =========== ==========

Equity securities, available-for-sale     $        54 $        9  $        -  $        -  $        54 $        9
                                          =========== ==========  ==========  ==========  =========== ==========

The gross unrealized losses, related to fixed maturities at December 31, 2013 and 2012 are composed of $136 million and $9 million, respectively, related to high or highest quality securities based on NAIC or equivalent rating and $4 million and $6 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2013, $5 million of the gross unrealized losses represented declines in value of greater than 20%, all of which had been in that position for less than six months, as compared to $6 million at December 31, 2012 that represented declines in value of greater than 20%, $0 million of which had been in that position for less than six months. At December 31, 2013, the $20 million of gross unrealized losses of twelve months or more were concentrated in commercial mortgage-backed securities and the consumer non-cyclical, utility, and basic industry sectors of the Company's corporate securities. At December 31, 2012, the $7 million of gross unrealized losses of twelve months or more were concentrated in asset-backed securities and the consumer cyclical and consumer non-cyclical sectors of the Company's corporate securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2013 and 2012. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2013, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

At December 31, 2013, none of the gross unrealized losses, related to equity securities, represented declines in value of greater than 20%. At December 31, 2012, less than $1 million of the gross unrealized losses, related to equity securities, represented declines in value of greater than 20%, none of which have been in that position for less than six months. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2013 or 2012.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Securities Pledged and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. At December 31, the carrying value of investments pledged to third parties as reported in the Consolidated Statements of Financial Position included the following:

                                                   2013          2012
                                               ------------- -------------
                                                     (in thousands)
Fixed maturity securities, available for sale  $      81,849 $      46,115
Trading account assets                                     -           187
Equity Securities                                          -             9
                                               ------------- -------------
Total securities pledged                       $      81,849 $      46,311
                                               ============= =============

As of December 31, 2013, the carrying amount of the associated liabilities supported by the pledged collateral was $85 million. Of this amount, $85 million was "Cash collateral for loaned securities." There were no "Securities sold under agreements to repurchase." As of December 31, 2012, the carrying amount of the associated liabilities supported by the pledged collateral was $48 million. Of this amount, $48 million was "Cash collateral for loaned securities." There were no "Securities sold under agreements to repurchase."

Fixed maturities of $4 million at both December 31, 2013 and 2012 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4.   DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                                                                2013              2012              2011
                                                                          ----------------  ----------------  ----------------
                                                                                             (in thousands)
Balance, beginning of year                                                $      3,679,061  $      2,545,600  $      2,693,689
Capitalization of commissions, sales and issue expenses                            822,075         1,171,759         1,096,301
Amortization- Impact of assumption and experience unlocking and true-ups            (9,167)           60,313           (25,242)
Amortization- All other                                                            533,478           (21,345)         (947,961)
Change in unrealized investment gains and losses                                   167,880           (53,651)            9,973
Ceded DAC upon Coinsurance Treaty with PAR U and PURC (See Note 13)               (159,028)          (23,616)         (281,160)
                                                                          ----------------  ----------------  ----------------
Balance, end of year                                                      $      5,034,299  $      3,679,061  $      2,545,600
                                                                          ================  ================  ================

Deferred acquisition costs include reductions in capitalization and amortization related to reinsurance expense allowances resulting from the coinsurance treaties with PARCC, PAR TERM, PAR U and PURC, reductions for the initial balance transferred to PAR U and PURC at inception of the coinsurance agreements and the pass through of the GUL business related to the acquisition of The Hartford Life company assumed from Prudential Insurance and subsequently retroceded to PAR U as discussed in Note 13.

Capitalization balances related to reinsurance amounted to $285 million, $249 million, and $208 million in 2013, 2012, and 2011, respectively. Amortization balances related to reinsurance amounted to $89 million, $180 million and $70 million in 2013, 2012, and 2011, respectively. Reinsurance impacts to the change in unrealized gains/(losses) resulted in a decrease in the deferred acquisition cost asset of $161 million in 2013 and increased the deferred acquisition cost asset $44 million and $147 million in 2012 and 2011, respectively.

5.  POLICYHOLDERS' LIABILITIES

Future Policy Benefits

Future policy benefits at December 31, are as follows:

                                                      2013                 2012
                                              -------------------- --------------------

                                                           (in thousands)
Life insurance - domestic                     $          5,768,262 $          3,804,994
Life insurance - Taiwan                                  1,151,503            1,109,723
Individual and group annuities                             320,451              338,505
Policy claims and other contract liabilities             (323,547)            1,443,591
                                              -------------------- --------------------
Total future policy benefits                  $          6,916,669 $          6,696,813
                                              ==================== ====================

Life insurance liabilities include reserves for death benefits and other policy benefits. Individual and Group annuity liabilities include reserves for annuities that are in payout status.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are generally equal to the aggregate of
(1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 8.25% for setting domestic insurance reserves and 6.18% to 7.43% for setting Taiwan reserves.

Future policy benefits for individual and group annuities and supplementary contracts are generally equal to the aggregate of (1) the present value of expected future payments, and (2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience, industry data, and/or other factors when the basis of the reserve is established. The interest rates used in the determination of present values range from 0.00% to 14.75%, with approximately 1.78% of the reserves based on an interest rate in excess of 8.00%. The interest rate used in the determination of group annuities reserves is 14.75%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience. The interest rates used in the determination of the present values range from 0.39% to 5.01%.

The Company's liability for future policy benefits is also inclusive of liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts. Liabilities for guaranteed benefits accounted for as embedded derivatives are primarily in other contract liabilities. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. See Note 7 for additional information regarding liabilities for guaranteed benefits related to certain nontraditional long-duration contracts.

Policyholders' Account Balances

Policyholders' account balances at December 31, are as follows:

                                               2013                  2012
                                       --------------------- --------------------

                                                     (in thousands)
Interest-sensitive life contracts      $          11,456,129 $          5,327,169
Individual annuities                               1,624,523            1,736,810
Guaranteed interest accounts                         450,738              820,502
Other                                                771,941              672,596
                                       --------------------- --------------------
Total policyholders' account balances  $          14,303,330 $          8,557,077
                                       ===================== ====================

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders' account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.42% to 4.60% for interest-sensitive contracts. Interest crediting rates for individual annuities may range from 0.00% to 9.00% with 0.00% of policyholders' account balances with interest crediting rates in excess of 8.00%. Interest crediting rates for guaranteed interest accounts range from 1.00% to 6.00%. Interest crediting rates range from 0.50% to 8.00% for other. Included in interest-sensitive life contracts at December 31, 2013, are $4.7 billion GUL business assumed from Prudential Insurance in connection with the acquisition of the Hartford life business.

6.  REINSURANCE

The Company participates in reinsurance with its affiliates Prudential of Taiwan, PARCC, UPARC, Pruco Re, PAR TERM, PURC, and PAR U, and its parent company, Prudential Insurance, in order to provide risk diversification, additional capacity for future growth and limit the maximum net loss potential. On January 2, 2013, the Company began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Life Business. The GUL business assumed from Prudential Insurance is subsequently retroceded to PAR U. Collectively, reinsurance of this GUL business does not have a material impact on the equity of the Company. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely. The affiliated reinsurance agreements are described further in Note 13.

The Company has entered into various reinsurance agreements with an affiliate, Pruco Re, to reinsure its living benefit features sold on certain of its annuities as part of its risk management and capital management strategies. For additional details on these agreements, see Note 13.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements are described further in Note 13.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Reinsurance amounts included in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) for the three years ended December 31, 2013, 2012 and 2011 are as follows:

                                                                      2013         2012         2011
                                                                  ------------ ------------ ------------

                                                                              (in thousands)
Premiums direct and assumed                                       $  1,319,390 $  1,221,990 $  1,127,239
Premiums ceded                                                     (1,262,539)  (1,153,854)  (1,054,452)
                                                                  ------------ ------------ ------------
  Premiums                                                        $     56,851 $     68,136 $     72,787
                                                                  ============ ============ ============

Policy charges and fees direct and assumed                        $  2,401,216 $  2,048,167 $  1,438,273
Policy charges and fees ceded                                        (520,291)    (513,404)    (328,778)
                                                                  ------------ ------------ ------------
  Policy charges and fees                                         $  1,880,925 $  1,534,763 $  1,109,495
                                                                  ============ ============ ============

Policyholders' benefits direct and assumed                        $  1,260,166 $  1,666,650 $  1,445,993
Policyholders' benefits ceded                                      (1,081,242)  (1,313,157)  (1,133,782)
                                                                  ------------ ------------ ------------
  Policyholders' benefits                                         $    178,924 $    353,494 $    312,211
                                                                  ============ ============ ============

Realized capital gains (losses) net, associated with derivatives  $(2,058,885) $   (53,842) $  1,185,096

    Assumed balances are subsequently 100% retroceded to PAR U.

Reinsurance premiums ceded for interest-sensitive life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Realized investment gains and losses include the impact of reinsurance agreements that are accounted for as embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through "Realized investment gains (losses)." The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options on variable annuities to Pruco Re. The Company also entered into an agreement with UPARC to reinsure a portion of the no-lapse guarantee provision on certain universal life products. See Note 13 for additional information on reinsurance agreements with affiliates. These reinsurance agreements are derivatives and have been accounted for in the same manner as an embedded derivative. See Note 11 for additional information related to the accounting for embedded derivatives.

Reinsurance recoverables included in the Company's Consolidated Statements of Financial Position as of December 31, were as follows:

                                               December 31, 2013  December 31, 2012
                                              ------------------- ------------------

                                                          (in thousands)
Domestic life insurance-affiliated            $        12,494,746 $        4,619,282
Domestic individual annuities-affiliated (1)                  642          1,287,660
Domestic life insurance-unaffiliated                        4,832              9,673
Taiwan life insurance-affiliated                        1,157,639          1,115,560
                                              ------------------- ------------------
                                              $        13,657,859 $        7,032,175
                                              =================== ==================

(1)December 31, 2013 excludes $388 million reclassed to other liabilities due to the mark-to-market impact discussed above.

Substantially all reinsurance contracts are with affiliates as of December 31, 2013, 2012 and 2011. These contracts are described further in Note 13.

The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

                                                          2013                2012                2011
                                                   ------------------- ------------------- -------------------

                                                                         (in thousands)
Direct gross life insurance face amount in force   $       661,834,408 $       612,238,145 $       569,684,855
Assumed gross life insurance face amount in force           44,691,950                   -                   -
Reinsurance ceded                                        (650,340,432)       (557,559,303)       (517,857,797)
                                                   ------------------- ------------------- -------------------
Net life insurance face amount in force            $        56,185,926 $        54,678,842 $        51,827,058
                                                   =================== =================== ===================

7.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), and/or
(2) the highest contract value on a specified date adjusted for any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.

In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits."

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, benefit utilization, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits." As of December 31, 2013 and 2012, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                         December 31, 2013                    December 31, 2012
                                 ----------------------------------   ----------------------------------

                                 In the Event of  At Annuitization/   In the Event of  At Annuitization/
                                      Death       Accumulation (1)         Death       Accumulation (1)
                                 ----------------------------------   ----------------------------------
Variable Annuity Contracts                                   (in thousands)

Return of Net Deposits
Account value                    $     70,025,044       $       N/A   $     55,348,881  $            N/A
Net amount at risk                         46,013               N/A   $        144,758               N/A
Average attained age of
 contractholders                               62               N/A                 61               N/A
Minimum return or contract value
Account value                    $     20,498,033       $81,142,995   $     17,627,105  $     64,710,758
Net amount at risk               $      1,274,286       $ 1,085,030   $      1,937,955  $      2,177,244
Average attained age of
 contractholders                               67                62                 66                61
Average period remaining until
 earliest expected annuitization              N/A        0.09 years                N/A        0.23 years

(1)Includes income and withdrawal benefits as described herein

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                              December 31, 2013    December 31, 2012
                                            ------------------- ---------------------

                                                      In the Event of Death
                                            -----------------------------------------
                                                         (in thousands)
Variable Life, Variable Universal Life and
Universal Life Contracts
No Lapse Guarantees
Separate account value                      $         2,958,551 $           2,686,820
General account value                       $         3,922,205 $           2,922,481
Net amount at risk                          $        80,432,427 $          66,004,950
Average attained age of contractholders                53 years              52 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                       December 31, 2013    December 31, 2012
                    -------------------- --------------------

                                 (in thousands)
Equity funds                 $55,455,438          $42,765,421
Bond funds                    29,937,112           24,280,753
Money market funds             3,301,910            3,618,360
                    -------------------- --------------------
Total                        $88,694,460          $70,664,534
                    ==================== ====================

In addition to the above mentioned amounts invested in separate account investment options, $1.829 billion and $2.311 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature, were invested in general account investment options in 2013 and 2012, respectively. For the years ended December 31, 2013, 2012 and 2011 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

Liabilities for Guaranteed Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB"), and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum income and withdrawal benefits ("GMIWB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum accumulation benefits ("GMAB") features are accounted for as bifurcated embedded derivatives and are recorded at fair value within "Future policy benefits". Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net." See Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives.

                                                                                    GMWB/GMIWB/
                                                   GMDB                     GMIB       GMAB         Total
                                    -----------------------------------   ---------------------- ------------
                                    Variable Annuity   Variable Life,        Variable Annuity
                                                     Variable Universal
                                                      Life & Universal
                                                            Life

                                                                 (in thousands)
Balance as of December 31, 2010            $  48,829         $  161,107   $  26,718 $  (452,823) $  (216,169)
Incurred guarantee benefits (1)               87,111             66,082       7,120    1,365,810    1,526,123
Paid guarantee benefits                     (38,305)            (2,280)       (828)            -     (41,413)
                                    ---------------- ------------------   --------- ------------ ------------

Balance as of December 31, 2011            $  97,635         $  224,909   $  33,010 $    912,987 $  1,268,541
Incurred guarantee benefits (1)              145,022             94,007      21,916      504,903      765,849
Paid guarantee benefits                     (40,590)           (13,929)       (540)            -     (55,059)
                                    ---------------- ------------------   --------- ------------ ------------

Balance as of December 31, 2012            $ 202,067         $  304,987   $  54,386 $  1,417,890 $  1,979,330
Incurred guarantee benefits (1)(2)            28,033            101,484    (30,882)  (1,766,290)  (1,667,655)
Paid guarantee benefits                     (26,306)            (3,090)     (1,148)            -     (30,544)
Other (2)(3)                                   4,060          1,340,869          98            -    1,345,027
                                    ---------------- ------------------   --------- ------------ ------------

Balance as of December 31, 2013            $ 207,854         $1,744,250   $  22,454 $  (348,400) $  1,626,158
                                    ================ ==================   ========= ============ ============

(1) Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features accounted for as embedded derivatives.
(2) Incurred benefits include GMDB liabilities assumed related to the Hartford GUL business, which was subsequently 100% retroceded to PAR Universal.
(3) Includes $1.5 billion related to the initial GMDB liability assumed related to the Hartford business, which was subsequently 100% retroceded to PAR Universal.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess death benefits. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess income benefits. The portion of assessments used is calculated at each valuation date such that, the present value of excess benefits and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which includes an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which was available under only one of the GMIWBs the Company no longer offers) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

Sales Inducements

The Company generally defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Deferred Sales Inducements" in the Company's Statements of Financial Position. The Company offered various types of sales inducements, including: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements, reported as "Interest credited to policyholders' account balances," are as follows:

                                                                      2013                   2012                   2011
                                                             --------------------------------------------------------------------

                                                                                        (in thousands)

Balance, beginning of year                                   $              787,891 $              542,742 $              537,943
Capitalization                                                               20,871                198,955                289,642
Amortization-Impact of assumption and experience unlocking
 and true-ups                                                                14,613                 53,108               (24,919)
Amortization-All other                                                      160,835                (9,985)              (260,964)
Change in unrealized investment gains (losses)                                5,679                  3,071                  1,040
                                                             ---------------------- ---------------------- ----------------------
Balance, end of year                                         $              989,889 $              787,891 $              542,742
                                                             ====================== ====================== ======================

8.  STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) for the Company amounted to $553 million, $591 million, and ($589) million for the years ended December 31, 2013, 2012, and 2011 respectively. Statutory surplus of the Company amounted to $2,387 million and $2,211 million at December 31, 2013 and 2012, respectively.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the Arizona Department of Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $656 million in 2014 without prior approval. The Company paid dividends of $423 million in 2013. In 2011 and 2012, there were no dividends nor any returns of capital paid by the Company to the parent company.

9.  INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                          2013               2012              2011
                                                                   ------------------ ------------------ -----------------

                                                                                       (in thousands)
Current tax expense (benefit):
U.S.                                                                $         250,601  $         216,654  $         42,474
                                                                   ------------------ ------------------ -----------------
Total                                                                         250,601            216,654            42,474
                                                                   ------------------ ------------------ -----------------

Deferred tax expense (benefit):
U.S.                                                                          315,819           (35,614)         (263,930)
                                                                   ------------------ ------------------ -----------------
Total                                                                         315,819           (35,614)         (263,930)
                                                                   ------------------ ------------------ -----------------

Total income tax expense on continuing operations                             566,420            181,040         (221,456)
Total income tax expense (benefit) reported in equity related to:
  Other comprehensive income (loss)                                         (113,517)             29,258            16,417
  Additional paid-in capital                                                  (7,574)            (9,540)             1,908
                                                                   ------------------ ------------------ -----------------
Total income tax expense (benefit)                                  $         445,329  $         200,758  $      (203,131)
                                                                   ================== ================== =================

The Company's actual income tax expense for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                                   2013              2012               2011
                                                             -------------------------------------------------------

                                                                                 (in thousands)

Expected federal income tax expense                           $        736,621  $        302,882  $        (123,964)
Non-taxable investment income                                        (149,933)         (108,463)            (81,031)
Tax credits                                                           (20,935)          (14,460)            (15,977)
Other                                                                      667             1,081               (484)
                                                             ----------------- ----------------- -------------------
Total income tax expense (benefit) on continuing operations   $        566,420  $        181,040  $        (221,456)
                                                             ================= ================= ===================

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2012 and current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. In May 2010, the IRS issued an Industry Director Directive ("IDD") confirming that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. In

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

February 2014, the IRS released Revenue Ruling 2014-7, which modified and superseded Revenue Ruling 2007-54, by removing the provisions of Revenue Ruling 2007-54 related to the methodology to be followed in calculating the DRD and obsoleting Revenue Ruling 2007-61. However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues related to the calculation of the DRD. For the last several years, the revenue proposals included in the Obama Administration's budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's consolidated net income. These activities had no impact on the Company's 2011, 2012 or 2013 results.

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                               2013                  2012
                                       -------------------------------------------
                                                     (in thousands)
Deferred tax assets
  Insurance reserves                    $          1,551,346  $          1,436,802
  Investments                                         82,821                     -
  Other                                                    -                   824
                                       --------------------- ---------------------
  Deferred tax assets                   $          1,634,167  $          1,437,626
                                       --------------------- ---------------------

Deferred tax liabilities
  Deferred policy acquisition costs     $          1,412,944  $            960,414
  Deferred sales inducements                         346,461               275,762
  Net unrealized gains on securities                  46,247               176,441
  Investments                                              -                 2,315
  Other                                                1,232                     -
                                       --------------------- ---------------------
  Deferred tax liabilities                         1,806,884             1,414,932
                                       --------------------- ---------------------
Net deferred tax asset (liability)      $          (172,717)  $             22,694
                                       ===================== =====================

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2013, and 2012.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of $2,104.6 million, $865.4 million and ($354.2) million, and no income from foreign operations for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.

The Company's unrecognized tax benefits for the years ended December 31 are as follows:

                                                                                               2013      2012        2011
                                                                                              ------- ---------- ------------
                                                                                                      (in thousands)

Balance at January 1,                                                                     $         - $      113 $      1,620
Increases in unrecognized tax benefits-prior years                                                  -        464            -
(Decreases) in unrecognized tax benefits-prior years                                                -          -      (1,507)
Increases in unrecognized tax benefits-current year                                                 -          -            -
(Decreases) in unrecognized tax benefits-current year                                               -          -            -
Settlements with taxing authorities                                                                 -      (577)            -
                                                                                              -------------------------------
Balance at December 31,                                                                   $         - $        - $        113
                                                                                              ===============================

Unrecognized tax benefits that, if recognized, would favorably impact the effective rate            -          -            -
                                                                                              ===============================

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). In December 31, 2013 and 2012, the Company recognized nothing in the statement of operations and recognized no liabilities in the statement of financial position for tax-related interest and penalties.

 Listed below are the tax years that remain subject to examination by major tax jurisdiction, at December 31, 2013:

                     Major Tax Jurisdiction   Open Tax Years
                    -----------------------  ---------------
                        United States          2004 - 2013

During 2004 through 2006, the Company's parent, Prudential Financial, Inc., entered into two transactions that involved, among other things, the payment of foreign income taxes that were credited against the Company's U.S. tax liability. On May 23, 2011, the IRS issued notices of proposed adjustments disallowing the foreign tax credits claimed and related transaction expenses. The total amount of the proposed adjustments for the transactions was approximately $200 million of tax and penalties. During the fourth quarter of 2011, the Company reached agreement with the IRS on the resolution of the proposed foreign tax credits disallowance. The impact to the 2011 results attributable to the settlement was an increase to tax expense of approximately $93 million. The settlement of the foreign tax credit transactions for 2004 through 2006 marked the conclusion of the IRS audits for those years. As a result, all unrecognized tax positions plus interest relating to tax years prior to 2007 were recognized in 2011. As such, 2011 benefited from a reduction to the liability for unrecognized tax benefits of $70 million, including the impact from the foreign tax credit disallowance.

For tax years 2007 through 2013, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions contemporaneously during these tax years in order to reach agreement with the Company on how they should be reported in the tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed. It is management's expectation this program will shorten the time period between the filing of the Company's federal income tax returns and the IRS's completion of its examination of the returns.

10.  FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company's Level 1 assets and liabilities primarily include certain cash equivalents, short term investments and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), certain short-term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter derivatives.

Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, certain consolidated real estate funds for which the Company is the general partner, and embedded derivatives resulting from certain products with guaranteed benefits.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                        As of December 31, 2013
                                          -----------------------------------------------------------------------------------

                                              Level 1          Level 2         Level 3        Netting (1)         Total
                                          ---------------- --------------- --------------- ----------------- ----------------

                                                                            (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and
 obligations of U.S. government
 authorities and agencies                 $              - $        93,525 $             - $               - $         93,525
Obligations of U.S. states and their
 political subdivisions                                  -          78,951               -                 -           78,951
Foreign government bonds                                 -          23,997               -                 -           23,997
Corporate securities                                     -       4,523,076          18,293                 -        4,541,369
Asset-backed securities                                  -         141,157          80,934                 -          222,091
Commercial mortgage-backed securities                    -         522,008               -                 -          522,008
Residential mortgage-backed securities                   -         169,460               -                 -          169,460
                                          ---------------- --------------- --------------- ----------------- ----------------
 Sub-total                                               -       5,552,174          99,227                 -        5,651,401
Trading account assets:
Corporate securities                                     -          14,183               -                 -           14,183
Asset-backed securities                                  -           1,978               -                 -            1,978
Commercial mortgage-backed securities                    -               -               -                 -                -
Equity securities                                        -               -           2,731                 -            2,731
                                          ---------------- --------------- --------------- ----------------- ----------------
 Sub-total                                               -          16,161           2,731                 -           18,892
Equity securities, available for sale                  112              90             569                 -              771
Short-term investments                               9,216           6,768              18                 -           16,002
Cash equivalents                                     5,962         199,825               -                 -          205,787
Other long-term investments                              -          73,647           1,168          (73,219)            1,596
Reinsurance recoverables                                 -               -          11,400                 -           11,400
Receivables from parents and affiliates                  -         170,761           4,121                 -          174,882
                                          ---------------- --------------- --------------- ----------------- ----------------
 Sub-total excluding separate account
   assets                                           15,290       6,019,426         119,234          (73,219)        6,080,731

Separate account assets (2)                        973,192      99,149,315         279,842                 -      100,402,349
                                          ---------------- --------------- --------------- ----------------- ----------------
   Total assets                           $        988,482 $   105,168,741 $       399,076 $        (73,219) $    106,483,080
                                          ================ =============== =============== ================= ================
Future policy benefits (4)                $              - $             - $     (348,399) $               - $      (348,399)
Other liabilities (3)                                    -         218,467         388,268          (73,051)          533,684
                                          ---------------- --------------- --------------- ----------------- ----------------
   Total liabilities                      $              - $       218,467 $        39,869 $        (73,051) $        185,285
                                          ================ =============== =============== ================= ================

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                                     As of December 31, 2012
                                          ------------------------------------------------------------------------------
                                             Level 1        Level 2        Level 3       Netting (1)         Total
                                          -------------- -------------- -------------- --------------- -----------------
                                                                          (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and
 obligations of U.S. government
 authorities and agencies                 $            - $      187,619 $            - $             - $         187,619
Obligations of U.S. states and their
 political subdivisions                                -         85,197              -               -            85,197
Foreign government bonds                               -         27,511              -               -            27,511
Corporate securities                                   -      4,561,653         36,981               -         4,598,634
Asset-backed securities                                -        264,747        108,727               -           373,474
Commercial mortgage-backed securities                  -        489,421              -               -           489,421
Residential mortgage-backed securities                 -        373,909              -               -           373,909
                                          -------------- -------------- -------------- --------------- -----------------
   Sub-total                                           -      5,990,057        145,708               -         6,135,765
Trading account assets:
Asset-backed securities                                -          4,008              -               -             4,008
Commercial mortgage-backed securities                  -          4,091              -               -             4,091
Equity securities                                      -              -          3,277               -             3,277
                                          -------------- -------------- -------------- --------------- -----------------
   Sub-total                                           -          8,099          3,277               -            11,376

Equity securities, available for sale              2,683            155          1,489               -             4,327
Short-term investments                            81,308         31,029              -               -           112,337
Cash equivalents                                  10,305        307,394              -               -           317,699
Other long term investments                            -        187,384            988        (68,689)           119,683
Reinsurance recoverables                               -              -      1,287,157               -         1,287,157
Receivables from parents and affiliates                -        184,128          1,995               -           186,123
                                          -------------- -------------- -------------- --------------- -----------------
   Sub-total excluding separate account
    assets                                        94,296      6,708,246      1,440,614        (68,689)         8,174,467

Separate account assets (2)                      345,437     80,293,584        248,255               -        80,887,276
                                          -------------- -------------- -------------- --------------- -----------------
   Total assets                           $      439,733 $   87,001,830 $    1,688,869 $      (68,689) $      89,061,743
                                          ============== ============== ============== =============== =================
Future policy benefits (4)                $            - $            - $    1,417,891 $             - $       1,417,891
Other liabilities                                      -         68,689              -        (68,689)                 -
                                          -------------- -------------- -------------- --------------- -----------------
   Total liabilities                      $            - $       68,689 $    1,417,891 $      (68,689) $       1,417,891
                                          ============== ============== ============== =============== =================

(1) "Netting" amounts represents swap variation margin of $0.2 million and $0 million as of December 31, 2013 and December 30, 2012, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.
(2) Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
(3) Reinsurance of variable annuity living benefit features classified as "Reinsurance Recoverables" at December 31, 2012 were reclassified to "Other Liabilities" - at December 31, 2013 as they were in a net liability position.
(4) For the year ended December 31, 2013, the net embedded derivative asset position of $348 million includes $1,228 million of embedded derivatives in an asset position and $880 million of embedded derivatives in a liability position. For the year ended December 31, 2012, the net embedded derivative liability position of $1,418 million includes $431 million of embedded derivatives in an asset position and $1,849 million of embedded derivatives in a liability position.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information with an internally-developed valuation. As of December 31, 2013 and December 31, 2012, over-rides on a net basis were not material. Pricing service over-rides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. If the fair value is determined using pricing inputs that are observable in the market, the securities have been reflected within Level 2; otherwise a Level 3 classification is used.

Trading Account Assets - Trading account assets consist primarily of asset-backed securities, perpetual preferred stock and commercial mortgage-backed securities whose fair values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and below under "Equity Securities."

Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk ("NPR"), liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the over-the-counter ("OTC") derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company's policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate, cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk, volatility and other factors.

The Company's cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including overnight indexed swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.

To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over LIBOR into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.

Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models such as Monte Carlo simulation models and other techniques that utilize significant unobservable inputs. Level 3 methodologies are validated through periodic comparison of the Company's fair values to external broker-dealer values. As of December 31, 2013 and December 31, 2012, there were derivatives with the fair value of $0.0 million and $0.2 million, respectively, classified within Level 3, and all other derivatives were classified within Level 2. See Note 11 for more details on the fair value of derivative instruments by primary underlying.

Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and, these investments have primarily been classified within Level 2.

Separate Account Assets - Separate Account Assets include fixed maturity securities, treasuries, equity securities and real estate investments for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities," "Equity Securities" and "Other Long-Term Investments."

Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within our legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of our living benefit guarantees on certain of our variable annuities. These guarantees are accounted for as embedded derivatives and are recorded in "Reinsurance Recoverables" or "Other Liabilities" when fair value is in an asset or liability position, respectively. The methods and assumption used to estimate the fair value are consistent with those described below in "Future Policy Benefits." The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.

The Company also has an agreement with UPARC, an affiliated captive reinsurance company, to reinsure risks associated with the no-lapse guarantee provision available on a portion of certain universal life products (See Note 13). Under this agreement, the Company pays a premium to

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

UPARC to reinsure the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision. Reinsurance of this risk is accounted for as an embedded derivative which is included in "Reinsurance recoverables". The fair value of this embedded derivative is the present value of expected reimbursement from UPARC for cost of insurance charges the Company is unable to collect from policyholders, less the present value of reinsurance premiums that is attributable to the embedded derivative feature. This methodology could result in either an asset or liability, given changes in capital market conditions and various policyholder behavior assumptions. Significant inputs to the valuation model for this embedded derivative include capital market assumptions, such as interest rates, estimated non-performance risk of the counterparty, and various assumptions that are actuarially determined, including lapse rates, premium payment patterns, and mortality rates. This embedded derivative had a value of $11.4 million and zero at December 31, 2013 and December 31, 2012, respectively, primarily due to NPR. The increase is primarily driven by assumption updates including mortality improvement and a lower lapse risk factor as well as the net impact of changes in interest rates and NPR.

Future Policy Benefits - The liability for future policy benefits primarily includes general account liabilities for the optional living benefit features of the Company's variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the optional living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company's market-perceived risk of its own non-performance, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders' account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders' account values. The Company's discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data, such as available industry studies or market transactions such as acquisitions and reinsurance transactions. These assumptions are generally updated in the third quarter of each year unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

Transfers between Levels 1 and 2 - Periodically there are transfers between Level 1 and Level 2 for assets held in the Company's Separate Account. The classification of Separate Account funds may vary dependent on the availability of information to the public. Should a fund's net asset value become publicly observable, the fund would be transferred from Level 2 to Level 1. During the year ended December 31, 2013, $463 million was transferred from Level 2 to Level 1. During the year ended December 31, 2012, $1.9 million was transferred from Level 1 to Level 2. Transfers between levels are generally reported at the values as of the beginning of the period in which the transfers occur. There were no transfers between Level 1 and 2 for the year ended December 31, 2011.

Level 3 Assets and Liabilities by Price Source - The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

                                                             As of December 31, 2013
                                               --------------------------------------------------
                                                Internal (1)       External (2)         Total
                                               --------------    ---------------   --------------
                                                                 (in thousands)
Corporate securities                           $       15,100    $         3,193   $       18,293
Asset-backed securities                                   355             80,579           80,934
Short-term investments                                     18                  -               18
Equity securities                                         569              2,731            3,300
Other long-term investments                                 -              1,168            1,168
Reinsurance recoverables                               11,400                  -           11,400
Receivables from parents and affiliates                     -              4,121            4,121
                                               --------------    ---------------   --------------
  Subtotal excluding separate account assets           27,442             91,792          119,234

Separate account assets                                81,795            198,047          279,842
                                               --------------    ---------------   --------------
  Total assets                                 $      109,237    $       289,839   $      399,076
                                               ==============    ===============   ==============
Future policy benefits                         $     (348,399)   $             -   $     (348,399)
Other liabilities                                     388,268                  -          388,268
                                               --------------    ---------------   --------------
  Total liabilities                            $       39,869    $             -   $       39,869
                                               ==============    ===============   ==============

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                             As of December 31, 2012
                                               ---------------------------------------------------
                                                Internal (1)       External (2)         Total
                                               ---------------   ---------------   ---------------
                                                                 (in thousands)
Corporate securities                           $        31,356   $         5,625   $        36,981
Asset-backed securities                                  5,929           102,798           108,727
Equity securities                                        1,489             3,277             4,766
Other long-term investments                                232               756               988
Reinsurance recoverables                             1,287,157                 -         1,287,157
Receivables from parents and affiliates                      -             1,995             1,995
                                               ---------------   ---------------   ---------------
  Subtotal excluding separate account assets         1,326,163           114,451         1,440,614

Separate account assets                                 77,286           170,969           248,255
                                               ---------------   ---------------   ---------------
  Total assets                                 $     1,403,449   $       285,420   $     1,688,869
                                               ===============   ===============   ===============
Future policy benefits                         $     1,417,891   $             -   $     1,417,891
                                               ---------------   ---------------   ---------------
  Total liabilities                            $     1,417,891   $             -   $     1,417,891
                                               ===============   ===============   ===============

(1) Represents valuations which could incorporate internally-derived and market inputs. See below for additional information related to internally developed valuation for significant items in the above table.
(2) Represents unadjusted prices from independent pricing services and independent non-binding broker quotes where pricing inputs are not readily available.

Quantitative Information Regarding Internally Priced Level 3 Assets and Liabilities - The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities.


                            --------------


                              Fair Value
                            --------------
                            (in thousands)
Assets:

Corporate securities        $       15,100


-------------------------------------------
Reinsurance recoverables    $       11,400
-------------------------------------------
Liabilities:

Future policy benefits (3)  $    (348,399)






-------------------------------------------
Other Liabilities
                                   388,268
-------------------------------------------

                                                          As of December 31, 2013
                            -------------------------------------------------------------------------------------------------
                                                                                                           Impact of Increase in
                                                                                               Weighted   Input on Fair Value
                              Valuation Techniques     Unobservable Inputs   Minimum  Maximum  Average            (1)
                            ----------------------  ------------------------ -------  -------  --------  -----------------------

Assets:

Corporate securities        Discounted cash flow    Discount rate             8.28%   15.00%   10.61%           Decrease
                            Market Comparables      EBITDA Multiples (2)       5.0X     7.0X    5.91X           Increase
                            Liquidation             Liquidation value        11.61%   38.49%   31.83%           Increase
---------------------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables    See the Reinsurance Recoverable section above for an explanation of the fair value determination.
---------------------------------------------------------------------------------------------------------------------------------
Liabilities:

Future policy benefits (3)  Discounted cash flow    Lapse rate (4)               0%      11%                    Decrease

                                                    NPR spread (5)            0.08%    1.09%                    Decrease
                                                    Utilization rate (6)        70%      94%                    Increase
                                                    Withdrawal rate (7)         86%     100%                    Increase
                                                    Mortality rate (8)           0%      13%                    Decrease
                                                    Equity Volatility curve     15%      28%                    Increase
---------------------------------------------------------------------------------------------------------------------------------
Other Liabilities           Represents reinsurance of variable annuity living benefits in a liability position.
                            Fair values are determined in the same manner as future policy benefits
---------------------------------------------------------------------------------------------------------------------------------

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                                        As of December 31, 2012
                            ----------------------------------------------------------------------------------------------------

                                                                                                                       Weighted
                              Fair Value     Valuation Techniques        Unobservable Inputs     Minimum    Maximum    Average
                            -------------- ----------------------      ------------------------  -------    -------    --------
                            (in thousands)
Assets:

Corporate securities          $   31,356   Discounted cash flow       Discount rate              8.90%      17.50%     10.60%
                                           Cap at call price          Call price                  100%        100%
                                           Liquidation                Liquidation value            98%         98%
---------------------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables      $1,287,157   Fair values are determined in the same manner as future policy benefits
---------------------------------------------------------------------------------------------------------------------------------
Liabilities:

Future policy benefits (3)    $1,417,891   Discounted cash flow       Lapse rate (4)                0%         14%

                                                                      NPR spread (5)             0.20%       1.60%
                                                                      Utilization rate (6)         70%         94%
                                                                      Withdrawal rate (7)          85%        100%
                                                                      Mortality rate (8)            0%         13%
                                                                      Equity Volatility curve      19%         34%
---------------------------------------------------------------------------------------------------------------------------------

                            --------------------
                              Impact of Increase in
                             Input on Fair Value
                                     (1)
                            -----------------------

Assets:

Corporate securities               Decrease
                                   Increase
                                   Increase
----------------------------------------------------
Reinsurance recoverables
----------------------------------------------------
Liabilities:

Future policy benefits (3)         Decrease

                                   Decrease
                                   Increase
                                   Increase
                                   Decrease
                                   Increase
----------------------------------------------------

(1)Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.
(2)EBITDA multiples represent multiples of earnings before interest, taxes, depreciation and amortization, and are amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(3)Future policy benefits primarily represent general account liabilities for the optional living benefit features of the Company's variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(4)Base lapse rates are adjusted at the contract level based on a comparison of the benefit amount and the policyholder account value and reflect other factors, such as the applicability of any surrender charges. A dynamic lapse adjustment reduces the base lapse rate when the benefit amount is greater than the account value, as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.
(5)To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of individual living benefit contracts in a liability position and generally not to those in a contra-liability position. In determining the NPR spread, the Company reflects the financial strength ratings of the Company and its affiliates as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium.
(6)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. These assumptions vary based on the product type, the age of the contractholder and the age of the contract. The impact of changes in these assumptions is highly dependent on the contract type and age of the contractholder at the time of the sale and the timing of the first lifetime income withdrawal.
(7)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. The fair value of the liability will generally increase the closer the withdrawal rate is to 100%.
(8)Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs - In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:

Corporate Securities - The rate used to discount future cash flows reflects current risk free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.

Future Policy Benefits - The unobservable contractholder behavior inputs related to the liability for the optional living benefit features of the Company's variable annuity contracts included in future policy benefits are generally based on emerging experience, future expectations and other data. While experience for these products is still emerging, the Company expects benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. The dynamic lapse adjustment assumes lower lapses when the benefit amount is greater than the account value, as in-the-money contracts are less likely to lapse. Therefore, to the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, the dynamic lapse function will reduce lapse rates for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, the dynamic lapse function will lower overall lapse rates as contracts become more in-the-money.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Separate Account Assets - In addition to the significant internally-priced Level 3 assets and liabilities presented and described above, the Company also has internally-priced separate account assets reported within Level 3. Changes in the fair value of separate account assets are borne by customers and thus are offset by changes in separate account liabilities on the Company's Consolidated Statement of Financial Position. As a result, changes in value associated with these investments do not impact the Company's Consolidated Statement of Operations. In addition, fees earned by the Company related to the management of most separate account assets classified as Level 3 do not change due to changes in the fair value of these investments. Quantitative information about significant internally-priced Level 3 separate account assets is as follows:

Real Estate and Other Invested Assets - Separate account assets include $81.8 million and $77.3 million of investments in real estate as of December 31, 2013 and December 31, 2012, respectively, that are classified as Level 3 and reported at fair value which is determined by the Company's equity in net assets of the entities. Fair value estimates of real estate are based on property appraisal reports prepared by independent real estate appraisers. Key inputs and assumptions to the appraisal process include rental income and expense amounts, related growth rates, discount rates and capitalization rates. Because of the subjective nature of inputs and the judgment involved in the appraisal process, real estate investments are typically included in the Level 3 Classification. Key unobservable inputs to real estate valuation include capitalization rates, which ranged from 5.00% to 10.00% (6.82% weighted average) as of December 31, 2013 and 5.50% to 9.50% (7.30% weighted average) as of December 31, 2012 and discount rates which ranged from 6.75% to 11.00% (7.90% weighted average) as of December 31, 2013 and 7.00% to 11.50% (8.30% weighted average) as of December 31, 2012.

Valuation Process for Fair Value Measurements Categorized within Level 3 - The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various Business Groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of Pricing Committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company's investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of optional living benefit features of the Company's variable annuity contracts.

The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For optional living benefit features of the Company's variable annuity products, the actuarial valuation unit periodically performs baseline testing of contract input data and actuarial assumptions are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data, such as available industry studies. The valuation policies and guidelines are reviewed and updated as appropriate.

Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of optional living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Changes in Level 3 assets and liabilities - The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

                                                                      Year Ended December 31, 2013
                                       -------------------------------------------------------------------------------
                                              Fixed Maturities Available For Sale
                                       -------------------------------------------------

                                                                                           Trading
                                                                          Commercial       Account        Equity
                                                            Asset-        Mortgage-         Assets      Securities,
                                         Corporate          Backed          Backed         - Equity      Available
                                         Securities       Securities      Securities      Securities     for Sale
                                       --------------------------------------------------------------------------------
                                                                             (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                  $      36,981    $     108,727    $          -    $     3,277    $     1,489
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                            (1,177)               -               -              -            427
    Asset management fees and other
     income                                        -                -               -            953              -
   Included in other comprehensive
    income (loss)                             (1,641)            (294)             (3)             -             71
 Net investment income                            90              257               -              -              -
 Purchases                                    14,996           33,078          12,524            380             65
 Sales                                        (2,329)              (1)              -         (1,499)        (1,483)
 Issuances                                         -                -               -              -              -
 Settlements                                 (22,446)         (23,098)         (3,434)          (380)             -
 Transfers into Level 3 (2)                      112                -               -              -              -
 Transfers out of Level 3 (2)                 (6,293)         (35,239)         (9,087)             -              -
 Other (4)                                         -           (2,496)              -              -              -
                                       -------------    -------------    ------------    -----------    -----------
Fair Value, end of period
 assets/(liabilities)                  $      18,293    $      80,934    $          -    $     2,731    $       569
                                       =============    =============    ============    ===========    ===========
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still
   held at the end of the period
   (3):
   Included in earnings:
    Realized investment gains
     (losses), net                     $      (1,648)   $           -    $          -    $         -    $         -
    Asset management fees and other
     income                            $           -    $           -    $          -    $       869    $         -

                                       ------------






                                       Short Term
                                       Investments
                                       -------------

Fair Value, beginning of period
 assets/(liabilities)                  $        -
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                              -
    Asset management fees and other
     income                                     -
   Included in other comprehensive
    income (loss)                               -
 Net investment income                          -
 Purchases                                      -
 Sales                                          -
 Issuances                                      -
 Settlements                                    -
 Transfers into Level 3 (2)                    18
 Transfers out of Level 3 (2)                   -
 Other (4)                                      -
                                       ----------
Fair Value, end of period
 assets/(liabilities)                  $       18
                                       ==========
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still
   held at the end of the period
   (3):
   Included in earnings:
    Realized investment gains
     (losses), net                     $        -
    Asset management fees and other
     income                            $        -

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                                            Year Ended December 31, 2013
                                      --------------------------------------------------------------------------------------

                                       Other Long-       Receivables         Separate
                                          term         from Parents and   Account Assets   Reinsurance     Future Policy
                                       Investments        Affiliates           (1)         Recoverable       Benefits
                                      -------------    ----------------   --------------   ------------   ---------------
                                                                                   (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                 $         988     $       1,995     $     248,255    $          -   $    (1,417,891)
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                             (232)                -             1,966          11,400         2,342,621
    Asset management fees and
     other income                               144                 -                 -               -                 -
    Interest credited to
     policyholders' account
     balances                                     -                 -            18,978               -                 -
   Included in other comprehensive
    income (loss)                                 -               (25)                -               -                 -
 Net investment income                            -                 -                 -               -                 -
 Purchases                                      268             5,147            80,302               -                 -
 Sales                                            -            (3,495)          (69,659)              -                 -
 Issuances                                        -                 -                 -               -          (576,331)
 Settlements                                      -                 -                 -               -                 -
 Transfers into Level 3 (2)                       -                 -                 -               -                 -
 Transfers out of Level 3 (2)                     -            (1,997)                -               -                 -
 Other (4)                                        -             2,496                 -               -                 -
                                      -------------    ----------------   --------------   ------------   ---------------
Fair Value, end of period
 assets/(liabilities)                 $       1,168     $       4,121     $     279,842    $     11,400   $       348,399
                                      =============    ================   ==============   ============   ===============
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still
   held at the end of the period
   (3):
   Included in earnings:
    Realized investment gains
     (losses), net                    $           -     $           -     $           -    $     11,400   $     2,318,266
    Asset management fees and
     other income                     $         122     $           -     $           -    $          -   $             -
    Interest credited to
     policyholders' account
     balances                         $           -     $           -     $      18,978    $          -   $             -

                                      -----------------


                                      Other Liabilities
                                             (5)
                                      -----------------

Fair Value, beginning of period
 assets/(liabilities)                  $    1,287,157
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                         (2,210,096)
    Asset management fees and
     other income                                   -
    Interest credited to
     policyholders' account
     balances                                       -
   Included in other comprehensive
    income (loss)                                   -
 Net investment income                              -
 Purchases                                    534,671
 Sales                                              -
 Issuances                                          -
 Settlements                                        -
 Transfers into Level 3 (2)                         -
 Transfers out of Level 3 (2)                       -
 Other (4)                                          -
                                      -----------------
Fair Value, end of period
 assets/(liabilities)                  $    (388,268)
                                      =================
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still
   held at the end of the period
   (3):
   Included in earnings:
    Realized investment gains
     (losses), net                     $   (2,188,291)
    Asset management fees and
     other income                      $            -
    Interest credited to
     policyholders' account
     balances                          $            -

                                                                    Year Ended December 31, 2012
                                           -------------------------------------------------------------------------------
                                                 Fixed Maturities, Available for Sale
                                           -------------------------------------------------

                                                                                  Commercial  Other Trading     Equity
                                                                                  Mortgage-  Account Assets-  Securities,
                                           U.S. Treasury Corporate   Asset-Backed   Backed       Equity      Available for
                                            Securities   Securities   Securities  Securities   Securities        Sale
                                           ------------- ----------- ------------ ---------- --------------- -------------
                                                                           (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                      $      4,696  $    23,720 $     62,429 $        -  $      3,362   $      2,652
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses),
     net                                              -      (3,454)          687          -             -        (1,423)
    Asset management fees and other
     income                                           -            -            -          -          (35)              -
   Included in other comprehensive
    income (loss)                                     4        4,070        2,840       (65)             -            264
 Net investment income                                -          101          364          3             -              -
 Purchases                                            -        8,714       62,524          -             -              -
 Sales                                                -         (89)            -          -             -              -
 Issuances                                            -            -            -          -             -              -
 Settlements                                          -      (8,656)     (14,566)    (2,496)          (50)              -
 Transfers into Level 3 (2)                           -       23,995        5,702      5,246             -              -
 Transfers out of Level 3 (2)                         -     (16,120)     (11,253)    (2,688)             -            (4)
 Other (4)                                      (4,700)        4,700            -          -             -              -
                                           ------------  ----------- ------------ ----------  ------------   ------------
Fair Value, end of period
 assets/(liabilities)                      $          -  $    36,981 $    108,727 $        -  $      3,277   $      1,489
                                           ============  =========== ============ ==========  ============   ============
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still held at
   the end of the period (3):
   Included in earnings:
    Realized investment gains (losses),
     net                                   $          -  $         - $          - $        -  $          -   $          -
    Asset management fees and other
     income                                $          -  $         - $          - $        -  $       (35)   $          -

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                                   Year Ended December 31, 2012
                                      -------------------------------------------------------------------------------------

                                      Other Long-                        Receivables         Separate
                                         term          Reinsurance       from Parents     Account Assets     Future Policy
                                      Investments      Recoverables     and Affiliates         (1)             Benefits
                                      -----------    ----------------   --------------   ---------------    ---------------
                                                                          (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                 $       686    $        868,824    $         -     $       222,323           (912,986)
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                         (4,659)              2,937              -              (1,476)           (61,390)
    Asset management fees and
     other income                              (7)                  -              -                   -                  -
    Interest credited to
     policyholders' account
     balances                                   -                   -              -              12,377                  -
   Included in other comprehensive
    income (loss)                               -                   -             (5)                  -                  -
 Net investment income                          -                   -              -                   -                  -
 Purchases                                  4,966             415,396          2,000              94,515                  -
 Sales                                          -                   -              -             (79,484)                 -
 Issuances                                      -                   -              -                   -           (443,515)
 Settlements                                    2                   -              -                   -                  -
 Transfers into Level 3 (2)                     -                   -              -                   -                  -
 Transfers out of Level 3 (2)                   -                   -              -                   -                  -
                                      -----------    ----------------   --------------   ---------------    ---------------
Fair Value, end of period
 assets/(liabilities)                 $       988           1,287,157    $     1,995     $       248,255        (1,417,891)
                                      ===========    ================   ==============   ===============    ===============
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still
   held at the end of the period
   (3):
   Included in earnings:
    Realized investment gains
     (losses), net                    $    (4,549)             17,516    $         -     $             -            (76,581)
    Asset management fees and
     other income                     $        (7)                  -    $         -     $             -                  -
    Interest credited to
     policyholders' account
     balances                         $         -                   -    $         -     $        12,377                  -

                                                                Year Ended December 31, 2011
                                      --------------------------------------------------------------------------------
                                             Fixed Maturities, Available for Sale
                                      --------------------------------------------------

                                                                              Commercial  Other Trading     Equity
                                                                    Asset-    Mortgage-  Account Assets-  Securities,
                                      U.S. Treasury  Corporate      Backed      Backed       Equity      Available for
                                       Securities    Securities   Securities  Securities   Securities        Sale
                                      ------------- ------------- ----------- ---------- --------------- -------------
                                                                       (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                 $          -  $      49,050 $    59,770 $       -  $            -  $      1,792
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                               -        (3,311)         803         -               -       (3,315)
    Asset management fees and
     other income                                -              -           -         -           (595)             -
   Included in other comprehensive
    income (loss)                              (4)        (1,126)       (694)         -               -         2,840
 Net investment income                           -            219         768         -               -             -
 Purchases                                   4,700          7,534      23,001     5,019               -         1,696
 Sales                                           -          (678)     (8,160)         -               -             -
 Issuances                                       -            883           -         -               -             -
 Settlements                                     -       (20,679)     (9,094)         -         (5,000)          (99)
 Transfers into Level 3 (2)                      -         10,444           -         -               -         8,695
 Transfers out of Level 3 (2)                    -       (18,616)     (3,965)   (5,019)               -             -
 Other (4)                                       -              -           -         -           8,957       (8,957)
                                      ------------  ------------- ----------- ---------  --------------  ------------
Fair Value, end of period
 assets/(liabilities)                 $      4,696  $      23,720 $    62,429 $       -  $        3,362  $      2,652
                                      ============  ============= =========== =========  ==============  ============
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still
   held at the end of the period
   (3):
   Included in earnings:
    Realized investment gains
     (losses), net                    $          -  $     (4,319) $      (10) $       -  $            -  $    (2,918)
    Asset management fees and
     other income                     $          -  $           - $         - $       -  $        (876)  $          -
    Interest credited to
     policyholders' account
     balances                         $          -  $           - $         - $       -  $            -  $          -

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                            Year Ended December 31, 2011
                                           ---------------------------------------------------------------

                                           Other Long-  Receivables                Separate
                                              term      from Parents  Reinsurance  Account   Future Policy
                                           investments and Affiliates Recoverable Assets (1)   Benefits
-                                          ----------- -------------- ----------- ---------- -------------
                                                                   (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                            $   -      $  24,278  $(373,000)  $ 198,451  $    452,822
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses),
     net                                           102              -     934,112        388   (1,091,846)
    Asset management fees and other
     income                                       (46)              -           -          -             -
    Interest credited to policyholders'
     account balances                                -              -           -      1,815             -
   Included in other comprehensive
    income (loss)                                    -           (55)           -          -             -
 Net investment income                               -              -           -          -             -
 Purchases                                         630            431     307,712     86,744             -
 Sales                                               -              -           -   (65,075)             -
 Issuances                                           -              -           -          -     (273,962)
 Settlements                                         -            (3)           -          -             -
 Transfers into Level 3 (2)                          -              -           -          -             -
 Transfers out of Level 3 (2)                        -       (24,651)           -          -             -
                                           ----------- -------------- ----------- ---------- -------------
Fair Value, end of period
 assets/(liabilities)                            $ 686      $       -  $  868,824  $ 222,323  $  (912,986)
                                           =========== ============== =========== ========== =============
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still held at
   the end of the period (3):
   Included in earnings:
    Realized investment gains (losses),
     net                                         $  75      $       -  $  973,717  $       -  $(1,085,926)
    Asset management fees and other
     income                                      $(46)      $       -  $        -  $       -  $          -
    Interest credited to policyholders'
     account balances                            $   -      $       -  $        -  $   1,815  $          -

(1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statement of Financial Position.
(2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
(3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(4)Other primarily represents reclasses of certain assets between reporting categories.
(5)Reinsurance of variable annuity living benefit features classified as "Reinsurance Recoverables" at December 31, 2012, were reclassified to "Other Liabilities" - at December 31, 2013 as they were in a net liability position.

Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company is able to validate.

For the year ended December 31, 2011 the majority of the Equity Securities Available for Sale transfers into Level 3 were due to the determination that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on indicative broker quotes which could not always be verified against directly observable market information. Perpetual preferred stocks were included in Equity Securities Available for Sale and subsequently transferred to Trading Account Assets. During the same period, the pricing and valuation methodology related to an affiliated bond reported in Other Assets totaled $24.7 million was re-evaluated and subsequently updated to utilize observable inputs and transferred out of Level 3.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                  December 31, 2013                     December 31, 2012
                                                 --------------------------------------------------- ----------------------

                                                                                           Carrying               Carrying
                                                                Fair Value                Amount (1) Fair Value    Amount
-                                                ---------------------------------------- ---------- ----------  ----------

                                                 Level 1  Level 2    Level 3     Total      Total      Total       Total
                                                 ------- ---------- ---------- ---------- ---------- ----------  ----------
                                                                   (in thousands)
Assets:
  Commercial mortgage and other loans            $     - $    7,827 $1,604,247 $1,612,074 $1,532,165 $1,616,804  $1,463,977
  Policy loans                                         -          -  1,086,772  1,086,772  1,086,772  1,455,412   1,079,714
  Other long term investments                          -          -      4,751      4,751      4,268      2,491       2,119
  Cash and cash equivalents                       45,317     56,139          -    101,456    101,456     94,410      94,410
  Accrued investment income                            -     89,465          -     89,465     89,465     90,653      90,653
  Receivables from parents and affiliates              -     87,849          -     87,849     87,481     (3,146)     (3,751)
  Other assets                                         -     34,060          -     34,060     34,060     32,782      32,176
                                                 ------- ---------- ---------- ---------- ---------- ----------  ----------
   Total assets                                  $45,317 $  275,340 $2,695,770 $3,016,427 $2,935,667 $3,289,406  $2,759,298
                                                 ======= ========== ========== ========== ========== ==========  ==========
Liabilities:
  Policyholders' Account Balances - Investment
   Contracts                                     $     - $  851,607 $   40,451 $  892,058 $  901,860 $  793,280  $  796,816
  Cash collateral for loaned securities                -     84,867          -     84,867     84,867     48,068      48,068
  Short-term debt                                      -    275,268          -    275,268    274,900    272,981     272,000
  Long-term debt                                       -  1,644,827          -  1,644,827  1,592,000  1,563,185   1,511,000
  Payables to parent and affiliates                    -     45,649          -     45,649     45,649      6,694       6,694
  Other liabilities                                    -    270,339          -    270,339    270,339    224,751     224,751
                                                 ------- ---------- ---------- ---------- ---------- ----------  ----------
   Total liabilities                             $     - $3,172,557 $   40,451 $3,213,008 $3,169,615 $2,908,959  $2,859,329
                                                 ======= ========== ========== ========== ========== ==========  ==========

(1)Carrying values presented herein differ from those in the Company's Consolidated Statement of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

Policy Loans

During the fourth quarter of 2013, the Company changed the valuation technique used to fair value policy loans. For the period ended December 31, 2013, the fair value of policy loans was determined by discounting expected cash flows at the current loan coupon rate. As a result the carrying value of the policy loans approximates the fair value for the year ended December 31, 2013. Prior to this change, the fair value of U.S. insurance policy loans was calculated by discounting expected cash flows based upon current U.S. Treasury rates and historical loan repayment patterns.

Other Long-term Investments

Other long-term investments include investments in joint ventures and limited partnerships. The estimated fair values of these cost method investments are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments. For the year end December 31, 2013 and 2012, no such adjustments were made.

Cash, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable. Also included in receivables from parents and affiliates is an affiliated note whose fair value is determined in the same manner as the underlying debt described below under "Short-Term and Long-Term Debt".

                         Pruco Life Insurance Company

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Policyholders' Account Balances - Investment Contracts

Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own non-performance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Cash Collateral for Loaned Securities

This represents the collateral received or paid in connection with loaning or borrowing securities, similar to the securities sold under agreement to repurchase below. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received/paid.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

Other Liabilities and Payables to Parent and Affiliates

Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

11.  DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.

Foreign Exchange Contracts

Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated. These earnings hedges do not qualify for hedge accounting.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

                         Pruco Life Insurance Company

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Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, and in return receive a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives

The Company sells variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to an affiliate, Pruco Re. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 10.

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was an asset of $348 million and a liability of $1,418 million as of December 31, 2013 and December 31, 2012, respectively. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re included in "Reinsurance recoverables" was a liability of $388 million and an asset of $1,287 million as of December 31, 2013 and December 31, 2012, respectively.

The Company has invested in fixed maturities in the past that, in addition to a stated coupon, provided a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounted for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

Some of the Company's universal life products contain a no-lapse guarantee provision that is reinsured with an affiliate, UPARC. The reinsurance agreement contains an embedded derivative related to the interest rate risk of the reinsurance contract. Fluctuations in interest rates can result in mark-to-market changes in the value of the underlying contractual guarantees and impact the amount of premiums and benefits paid between the Company and UPARC. See Note 8 for additional information on the agreement with UPARC.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts used in a non-broker-dealer capacity, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                                        December 31, 2013                     December 31, 2012
                                                ----------------------------------   -----------------------------------
                                                                  Gross Fair Value                     Gross Fair Value
                                                     Notional   --------------------      Notional   ---------------------
              Primary Underlying                      Amount     Assets  Liabilities       Amount     Assets   Liabilities
------------------------------------------------    ----------------------------------------------------------------------

                                                                               (in thousands)
Derivatives Designated as Hedge Accounting
 Instruments:
Currency/Interest Rate
Currency Swaps                                      $   249,601 $  6,304 $  (11,583)     $   145,174 $   4,152  $  (3,904)
                                                    ----------- -------- -----------     ----------- --------- -----------
Total Qualifying Hedges                             $   249,601 $  6,304 $  (11,583)     $   145,174 $   4,152  $  (3,904)
                                                    =========== ======== ===========     =========== ========= ===========
Derivatives Not Qualifying as Hedge Accounting
 Instruments:
Interest Rate
Interest Rate Swaps                                 $ 2,434,400 $ 47,475 $ (185,222)     $ 1,729,400 $ 109,855  $ (22,930)

Currency
Forwards                                                    507        2           -           5,424        48           -
Credit
Credit Default Swaps                                     14,275       15       (862)          14,275       614       (894)
Currency/Interest Rate
Currency Swaps                                           69,450      211     (3,325)          62,468     1,516     (2,064)
Equity
Total Return Swaps                                      332,000        -     (8,057)         320,377       762     (6,073)
Equity Options                                       40,739,168   19,639     (9,418)      24,243,020    70,669    (32,824)
                                                    ----------- -------- -----------     ----------- --------- -----------
Total Non-Qualifying Hedges                          43,589,800   67,342   (206,884)      26,374,964   183,464    (64,785)
                                                    =========== ======== ===========     =========== ========= ===========
Total Derivatives (1)                               $43,839,401 $ 73,646 $ (218,467)     $26,520,138 $ 187,616  $ (68,689)
                                                    =========== ======== ===========     =========== ========= ===========

                         Pruco Life Insurance Company

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  (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was an asset of $348 million and a liability of $1,441 million as of December 31, 2013 and December 31, 2012, respectively, included in "Future policy benefits" and "Fixed maturities, available-for-sale."

Offsetting Assets and Liabilities

The following table presents recognized derivative instruments (including bifurcated embedded derivatives), and repurchase and reverse repurchase agreements that are offset in the balance sheet, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the balance sheet.

                                                                           December 31, 2013
                                                ------------------------------------------------------------------------
                                                                    Gross           Net
                                                    Gross          Amounts        Amounts
                                                 Amounts of     Offset in the  Presented in
                                                 Recognized     Statement of   the Statement   Financial
                                                  Financial       Financial    of Financial   Instruments/
                                                 Instruments      Position       Position      Collateral    Net Amount
                                                -------------- --------------  ------------- -------------  ------------
                                                                             (in thousands)
Offsetting of Financial Assets:
Derivatives                                     $       73,219 $      (73,219) $          -  $           -  $          -
Securities purchased under agreement to resell          56,139              -        56,139        (56,139)            -
                                                -------------- --------------  ------------  -------------  ------------
Total Assets                                    $      129,358 $      (73,219) $     56,139  $     (56,139) $          -
                                                ============== ==============  ============  =============  ============
Offsetting of Financial Liabilities:
Derivatives                                     $      218,467 $      (73,051) $    145,416  $    (136,593) $      8,823
Securities sold under agreement to repurchase                -              -             -              -             -
                                                -------------- --------------  ------------  -------------  ------------
Total Liabilities                               $      218,467 $      (73,051) $    145,416  $    (136,593) $      8,823
                                                ============== ==============  ============  =============  ============

                                                                           December 31, 2012
                                                ------------------------------------------------------------------------
                                                                    Gross           Net
                                                    Gross          Amounts        Amounts
                                                 Amounts of     Offset in the  Presented in
                                                 Recognized     Statement of   the Statement   Financial
                                                  Financial       Financial    of Financial   Instruments/
                                                 Instruments      Position       Position      Collateral    Net Amount
                                                -------------- --------------  ------------- -------------  ------------
                                                                             (in thousands)
Offsetting of Financial Assets:
Derivatives                                     $      187,372 $      (68,689) $    118,683  $           -  $    118,683
Securities purchased under agreement to resell         203,437              -       203,437       (203,437)            -
                                                -------------- --------------  ------------  -------------  ------------
Total Assets                                    $      390,809 $      (68,689) $    322,120  $    (203,437) $    118,683
                                                ============== ==============  ============  =============  ============
Offsetting of Financial Liabilities:
Derivatives                                     $       68,689 $      (68,689) $          -  $           -  $          -
Securities sold under agreement to repurchase                -              -             -              -             -
                                                -------------- --------------  ------------  -------------  ------------
Total Liabilities                               $       68,689 $      (68,689) $          -  $           -  $          -
                                                ============== ==============  ============  =============  ============

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see "Credit Risk" below. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company's accounting policy for securities repurchase and resale agreements, see Note 2 to the Company's Consolidated Financial Statements.

Cash Flow Hedges

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

                         Pruco Life Insurance Company

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The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                     Year Ended December 31, 2013
-                                        -----------------------------------------------------
                                                                                       Accumulated
                                            Realized           Net                        Other
                                           Investment       Investment     Other      Comprehensive
                                         Gains/(Losses)       Income       Income       Income(1)
                                         ----------------------------------------------------------
                                                            (in thousands)
Derivatives Designated as Hedging
Instruments:
Cash flow hedges
  Currency/Interest Rate                     $        -         $1,029     $(794) $         (4,848)
                                         --------------     ----------     ------     -------------
  Total cash flow hedges                              -          1,029      (794)           (4,848)
                                         --------------     ----------     ------     -------------
Derivatives Not Qualifying as Hedging
Instruments:
  Interest Rate                               (191,954)              -          -                 -
  Currency                                           51              -          -                 -
  Currency/Interest Rate                        (3,450)              -       (17)                 -
  Credit                                        (1,106)              -          -                 -
  Equity                                      (130,714)              -          -                 -
  Embedded Derivatives                          274,374              -          -                 -
                                         --------------     ----------     ------     -------------
  Total non-qualifying hedges                  (52,799)              -       (17)                 -
                                         --------------     ----------     ------     -------------
  Total                                      $ (52,799)         $1,029     $(811)          $(4,848)
                                         ==============     ==========     ======     =============

                                                     Year Ended December 31, 2012
-                                        -----------------------------------------------------
                                                                                       Accumulated
                                            Realized           Net                        Other
                                           Investment       Investment     Other      Comprehensive
                                         Gains/(Losses)       Income       Income       Income(1)
                                         ----------------------------------------------------------
                                                            (in thousands)
Derivatives Designated as Hedging
Instruments:
Cash flow hedges
  Currency/Interest Rate                     $        -           $707 $       46          $(2,376)
                                         --------------     ---------- --  ------     -------------
  Total cash flow hedges                              -            707         46           (2,376)
                                         --------------     ---------- --  ------     -------------
Derivatives Not Qualifying as Hedging
Instruments:
  Interest Rate                                   1,309              -          -                 -
  Currency                                        (147)              -          -                 -
  Currency/Interest Rate                          (866)              -        (6)                 -
  Credit                                          (763)              -          -                 -
  Equity                                       (69,527)              -          -                 -
  Embedded Derivatives                        (116,431)              -          -                 -
                                         --------------     ---------- --  ------     -------------
  Total non-qualifying hedges                 (186,425)              -        (6)                 -
                                         --------------     ---------- --  ------     -------------
  Total                                      $(186,425)           $707       $ 40          $(2,376)
                                         ==============     ========== ==  ======     =============

                         Pruco Life Insurance Company

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                                              Year Ended December 31, 2011
                                       ------------------------------------------------------
                                                                                 Accumulated
                                            Realized         Net                    Other
                                           Investment     Investment   Other    Comprehensive
                                         Gains/(Losses)     Income     Income     Income(1)
                                       ------------------------------------------------------
                                                            (in thousands)
Derivatives Designated as Hedging
Instruments:
Cash flow hedges
  Currency/Interest Rate                       $  (337)         $233      $49          $1,715
                                         --------------   ----------   ------   -------------
  Total cash flow hedges                          (337)          233       49           1,715
                                         --------------   ----------   ------   -------------
Derivatives Not Qualifying as Hedging
Instruments:
  Interest Rate                                  90,706            -        -               -
  Currency                                          175            -        -               -
  Currency/Interest Rate                          1,102            -        -               -
  Credit                                            733            -        -               -
  Equity                                        (3,264)            -        -               -
  Embedded Derivatives                           88,740            -        -               -
                                         --------------   ----------   ------   -------------
  Total non-qualifying hedges                   178,192            -        -               -
                                         --------------   ----------   ------   -------------
  Total                                        $177,855         $233      $49          $1,715
                                         ==============   ==========   ======   =============

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the years ended December 31, 2013, 2012 and 2011, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                                                       (in thousands)
                                                                                     ----------------
Balance, December 31, 2010                                                                   $    808
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2011             1,607
Amount reclassified into current period earnings                                                  108
                                                                                     ----------------
Balance, December 31, 2011                                                                      2,523
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2012             (622)
Amount reclassified into current period earnings                                              (1,754)
                                                                                     ----------------
Balance, December 31, 2012                                                                        147
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2013           (4,519)
Amount reclassified into current period earnings                                                (329)
                                                                                     ----------------
Balance, December 31, 2013                                                                   $(4,701)
                                                                                     ================

As of December 31, 2013 and 2012, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 20 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Consolidated Statements of Equity.

Credit Derivatives

The Company has no exposure from credit derivatives where it has written credit protection as of December 31, 2013 and December 31, 2012.

The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2013 and December 31, 2012, the Company had $14 million of outstanding notional amounts, reported at fair value as a liability of less than $1 million for both periods.

Prior to disposal in the fourth quarter of 2013, the Company held certain externally-managed investments in the European market which contained embedded derivatives. Their fair values were primarily driven by changes in credit spreads. These investments were medium-term notes that were collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as varying degrees of leverage. The notes had a stated coupon and provided a return based on the performance of the underlying portfolios and the level of leverage. The Company invested in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes were accounted for under U.S. GAAP as available-for-sale fixed maturity securities with bifurcated embedded derivatives (total return swaps). Changes in the value of the fixed maturity securities were reported in Equity under the heading "Accumulated Other Comprehensive Income (Loss)" and changes in the market value of the embedded total return swaps are

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these investments was $64 million on December 31, 2012. The fair value of the embedded derivatives included in "Fixed maturities, available-for-sale" was a liability of $23 million on December 31, 2012.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC ("PGF"), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate, see Note 13. Additionally, limits are set on single party credit exposures which are subject to periodic management review.

Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund $24.9 million of commercial loans as of December 31, 2013. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $116 million as of December 31, 2013.

Contingent Liabilities

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. As of December 31, 2013,

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

the aggregate range of reasonably possible losses in excess of accruals established is not currently estimable. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

In January 2013, a qui tam action on behalf of the State of Florida, Total Asset Recovery Services v. Met Life Inc., et al., Manulife Financial Corporation, et. al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Insurance Agency, LLC, filed in the Circuit Court of Leon County, Florida, was served on Prudential Insurance. The complaint alleges that Prudential Insurance failed to escheat life insurance proceeds to the State of Florida in violation of the Florida False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2013, the Company filed a motion to dismiss the complaint. In August 2013, the court dismissed the complaint with prejudice. In September 2013, plaintiff filed an appeal with Florida's Circuit Court of the Second Judicial Circuit in Leon County.

In October 2012, the State of West Virginia, through its State Treasurer, filed a lawsuit, State of West Virginia ex. Rel. John D. Perdue v. PRUCO Life Insurance Company, in the Circuit Court of Putnam County, West Virginia. The complaint alleges violations of the West Virginia Uniform Unclaimed Property Fund Act by failing to properly identify and report all unclaimed insurance policy proceeds which should either be paid to beneficiaries or escheated to West Virginia. The complaint seeks to examine the records of the Company to determine compliance with the West Virginia Uniform Unclaimed Property Fund Act, and to assess penalties and costs in an undetermined amount. In April 2013, the Company filed a motion to dismiss the complaint. In December 2013, the Court granted the Company's motion and dismissed the complaint with prejudice. In January 2014, the State of West Virginia appealed the decision.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York State Department of Financial Services ("NYDFS") has requested that 172 life insurers (including the Company) provide data to the NYDFS regarding use of the SSMDF. The New York Office of Unclaimed Funds is conducting an audit of the Company's compliance with New York's unclaimed property laws. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures. In December 2013, this matter was closed without prejudice. In May 2013, the Company entered into a settlement agreement with the Minnesota Department of Commerce, Insurance Division, which requires the Company to take additional steps to identify deceased insureds and contract holders where a valid claim has not been made.

In December 2010, a purported state-wide class action complaint, Phillips v. Prudential Financial, Inc, was filed in state court and removed to the United States District Court for the Southern District of Illinois. The complaint makes allegations under Illinois law, on behalf of a class of Illinois residents whose death benefit claims were settled by retained assets accounts. In March 2011, the complaint was amended to drop Prudential Financial as a defendant and add the Company and The Prudential Insurance Company of America as a defendant. The matter is now captioned Phillips v. Prudential Insurance and Pruco Life Insurance Company. In November 2011, the complaint was dismissed. In December 2011, plaintiff appealed the dismissal. In May 2013, the United States Court of Appeals for the Seventh Circuit affirmed the dismissal of plaintiff's putative class action complaint. In August 2013, plaintiff's time to appeal the dismissal expired.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

                         Pruco Life Insurance Company

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Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses also include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was $1 million for years ended December 31, 2013 and 2012 and less than $1 million for the year ended December 31, 2011. The expense charged to the Company for the deferred compensation program was $7 million, $6 million and $7 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $22 million, $18 million and $18 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Prudential Insurance sponsors voluntary savings plans for its employee's 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $8 million for years ended December 31, 2013, 2012 and 2011.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Incorporated ("PAD") in consideration for PAD's marketing and underwriting of the Company's products. Commissions and fees are paid by PAD to broker-dealers who sell the Company's products. Commissions and fees paid by the Company to PAD were $877 million, $1,222 million and $1,144 million during the years ended December 31, 2013, 2012 and 2011, respectively.

Corporate Owned Life Insurance

The Company has sold four Corporate Owned Life Insurance or, "COLI," policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $2,595 million at December 31, 2013 and $2,390 million at December 31, 2012. Fees related to these COLI policies were $42 million, $35 million and $33 million for the years ended December 31, 2013, 2012 and 2011, respectively. The Company retains the majority of the mortality risk associated with these COLI policies. In October 2013, the Company increased the maximum amount of mortality risk on any life to $3.5 million for certain COLI policies.

Derivative Trades

In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF.

Reinsurance with Affiliates

The Company participates in reinsurance with its affiliates Prudential of Taiwan, PARCC, UPARC, Pruco Re, PAR TERM, PURC and PAR U, and its parent company, Prudential Insurance, in order to provide risk diversification, additional capacity for future growth and limit the maximum net loss potential. The Company is not relieved of its primary obligation to the policyholder as a result of these agreements.

Reinsurance amounts included in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                                              December 31,      December 31,
                                                                  2013              2012
                                                           -----------------  ----------------
                                                                      (in thousands)

Reinsurance recoverable                                    $      13,657,859  $      7,032,175
Policy loans                                                         (64,720)          (52,767)
Deferred policy acquisition costs                                 (1,627,838)       (1,112,195)
Policyholders' account balances                                    4,681,356                 -
Future policy benefits and other policyholder liabilities          1,359,340                 -
Other liabilities (reinsurance payables)                             618,781           309,478

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The reinsurance recoverables by counterparty is broken out below.

                                  December 31,      December 31,
                                      2013              2012
                                ----------------- ----------------
                                          (in thousands)
UPARC                           $          44,835 $         28,655
PAR U                                   8,091,712        1,633,026
PURC                                      940,218                -
PARCC                                   2,411,157        2,299,391
PAR TERM                                  816,787          486,012
Prudential Insurance                      190,035          172,198
Pruco Re (1)                                  642        1,287,660
Prudential of Taiwan                    1,157,639        1,115,560
Unaffiliated                                4,832            9,673
                                ----------------- ----------------
Total Reinsurance Recoverables  $      13,657,859 $      7,032,175
                                ================= ================

(1)December 31, 2013 excludes $388 million reclassed to other liabilities due to the mark-to-market impact discussed above.

Reinsurance amounts, excluding investment gains (losses) on affiliated asset transfers, included in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) at December 31, were as follows:

                                                                  2013               2012               2011
                                                           -----------------  -----------------  -----------------
                                                                                (in thousands)
Premiums                                                   $      (1,262,539) $      (1,153,853) $      (1,054,452)
Policy charges and fee income                                       (475,692)          (513,404)          (328,778)
Net investment income                                                 (2,096)            (1,500)              (808)
Other income                                                         (31,119)            30,303              3,183
Interest credited to policyholders' account balance                  (72,977)           (51,990)           (23,998)
Policyholders' benefits                                           (1,325,428)        (1,313,157)        (1,133,782)
Reinsurance expense allowances, net of capitalization and
 amortization                                                       (181,440)          (249,008)          (132,961)
Realized investment gains (losses) net                            (2,058,885)           (53,842)         1,185,096

UPARC

Through June 30, 2011 the Company, excluding its subsidiaries, reinsured its Universal Protector policies having no-lapse guarantees with UPARC, an affiliated company. UPARC reinsured an amount equal to 90% of the net amount at risk related to the first $1 million in face amount plus 100% of the net amount at risk related to the face amount in excess of $1 million as well as 100% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

Effective July 1, 2011, the agreement between the Company and UPARC to reinsure its Universal Protector policies having no-lapse guarantees was amended for policies with effective dates prior to January 1, 2011. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies. During the first quarter of 2013, the agreement between the Company and UPARC was further amended to revise language relating to the consideration due to the Company.

Effective July 1, 2013 the agreement between the Company and UPARC to reinsure its Universal Protector policies having no-lapse guarantees was further amended for policies with effective dates January 1, 2011 through December 31, 2012. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies. Policies with effective dates January 1, 2013 through December 31, 2013 are reinsured with UPARC under the terms of the initial reinsurance agreement described above.

PAR U

Effective July 1, 2011, the Company, excluding its subsidiaries, entered into an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates prior to January 1, 2011. During the first quarter of 2013, the agreement between the Company, excluding its subsidiaries, and PAR U was amended to revise language relating to the consideration due to PAR U.

Effective July 1, 2012, the Company's wholly owned subsidiary, PLNJ, entered into an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 95% of all the risks associated with its universal life policies. During the fourth quarter of 2012, the agreement between PLNJ and PAR U was amended to revise language relating to the consideration due to PAR U.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


On January 2, 2013 the Company began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Life Business. The GUL business assumed from Prudential Insurance is subsequently retroceded to PAR U. Collectively, reinsurance of the GUL business does not have a material impact on the equity of the Company.

Effective July 1, 2013, the agreement between the Company, excluding its subsidiaries, and PAR U was amended for policies with effective dates from January 1, 2011 through December 31, 2012. Under the amended agreement, PAR U reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates from January 1, 2011 through December 31, 2012 in addition to policies covered by the initial reinsurance agreement discussed above.

Effective October 1, 2013, the Company entered into an Assumption and Novation Agreement with PAR U and PURC. Under this agreement, PAR U novates, assigns, and transfers to PURC all of its rights, title, interests, duties, obligations, and liabilities under the aforementioned amendment entered into on July 1, 2013. PURC will succeed PAR U and become the counterparty to the Company with respect to the novated business. There is no financial impact to the Company as a result of this transaction.

PURC

The Company, excluding its subsidiaries, reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates from January 1, 2011 through December 31, 2012.

PARCC

The Company reinsures 90% of the risk under its term life insurance policies, with effective dates prior to January 1, 2010, through an automatic coinsurance agreement with PARCC.

PAR TERM

The Company reinsures 95% of the risk under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR TERM.

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured.

On January 2, 2013, the Company began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Life Business. The GUL business assumed from Prudential Insurance is subsequently retroceded to PAR U. Collectively, reinsurance of this GUL business does not have a material impact on the equity of the Company.

The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.

Pruco Re

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features. Starting from 2005, the Company has entered into various automatic coinsurance agreements with Pruco Re, an affiliated company, to reinsure its living benefit features sold on certain of its annuities.

Taiwan Branch Reinsurance Agreement

On January 31, 2001, the Company transferred all of its assets and liabilities associated with its Taiwan branch, including its Taiwan insurance book of business to Prudential of Taiwan, an affiliated company.

The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company.

The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in US dollars.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Affiliated Asset Administration Fee Income

The Company participates in a revenue sharing agreement with AST Investment Services, Inc., formerly known as American Skandia Investment Services, Inc, whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $311 million, $227 million and $153 million for the years ended December 31, 2013, 2012 and 2011, respectively. These revenues are recorded as "Asset administration fees" in the Consolidated Statements of Operations and Comprehensive Income (Loss).

The Company participates in a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income from policyholders' account balances invested in The Prudential Series Fund ("PSF"). Income received from Prudential Investments LLC, related to this agreement was $11 million for the years ended December 31, 2013, 2012 and 2011. These revenues are recorded as "Asset administration fees" in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Affiliated Investment Management Expenses

In accordance with an agreement with Prudential Investment Management, Inc. ("PIMI"), the Company pays investment management expenses to PIMI who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PIMI related to this agreement was $14.6 million, $14.1 million and $13.9 million for the years ended December 31, 2013, 2012 and 2011, respectively. These expenses are recorded as "Net Investment Income" in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Affiliated Asset Transfers

From time to time, the Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within Additional paid-in-capital ("APIC") and Realized investment gain(loss), respectively.

                                                                                                              Additional
                                                                                                               Paid-in
                                                                                                             Capital, Net
                                                                                                                of Tax
                                                                                         Fair       Book      Increase/
Affiliate              Date   Transaction                 Security Type                  Value      Value     (Decrease)
--------------------- ------- ------------- ------------------------------------------ ---------- ---------- ------------
                                                                                                            (in millions)
UPARC                 Oct-11  Transfer In   Fixed Maturities                           $      350 $        -  $       -
PAR U                 Oct-11  Transfer Out  Fixed Maturities                                1,006        943          -
PAR U                 Oct-11  Sale          Fixed Maturities                                   92         84          -
Prudential Financial  Nov-11  Sale          Fixed Maturities                                   45         41          3
Prudential Insurance  Dec-11  Sale          Commercial Loans                                   21         19          1
PARCC                 Dec-11  Sale          Fixed Maturities                                   38         36          -
Prudential Insurance  Apr-12  Purchased     Fixed Maturities                                    3          2        (1)
Prudential Financial  Apr-12  Purchased     Fixed Maturities                                   28         25        (2)
Prudential Insurance  Jun-12  Purchased     Fixed Maturities                                   91         74       (11)
PAR U                 Sep-12  Sale          Fixed Maturities & Commercial Mortgages           156        142          -
Prudential Financial  Sep-12  Transfer Out  Fixed Maturities                                   46         41          3
Prudential Insurance  Nov-12  Purchased     Fixed Maturities                                  110        102        (5)
Prudential Financial  Nov-12  Purchased     Fixed Maturities                                   12         12        (1)
Prudential Insurance  Dec-12  Purchased     Fixed Maturities                                   59         56        (2)
Prudential Insurance  Jan-13  Transfer In   Fixed Maturities                                  126        108       (12)
PAR U                 Jan-13  Transfer Out  Fixed Maturities                                  126        108          -
Prudential Insurance  Jan-13  Transfer In   Fixed Maturities, Commercial Mortgages,
                                            Short-term Investments, & Trading Account
                                            Assets                                          4,825      4,825        (1)
PAR U                 Jan-13  Transfer Out  Fixed Maturities, Commercial Mortgages,
                                            Short-term Investments, & Trading Account
                                            Assets                                          4,826      4,821          -
UPARC                 Feb-13  Transfer In   Fixed Maturities                                   56         52          -
PAR U                 Feb-13  Transfer Out  Fixed Maturities                                  132        122          -
Prudential Insurance  Mar-13  Purchased     Fixed Maturities                                   47         44        (2)
Prudential Insurance  Sep-13  Sale          Commercial Mortgages                                2          2          1
Prudential Financial  Sep-13  Transfer Out  Fixed Maturities                                   25         25        (1)
UPARC                 Sep-13  Transfer In   Fixed Maturities & Private Equity                 192        189          -
PARU                  Sep-13  Transfer Out  Fixed Maturities, Commercial Mortgages, &
                                            Private Equity                                    704        694          -


                                            Realized
                                           Investment Derivative
                                             Gain/      Gain/
              Security Type                  (Loss)     (Loss)
------------------------------------------ ---------- ----------

Fixed Maturities                            $     -   $      37
Fixed Maturities                                 63        (61)
Fixed Maturities                                  8           -
Fixed Maturities                                  -           -
Commercial Loans                                  -           -
Fixed Maturities                                  2           -
Fixed Maturities                                  -           -
Fixed Maturities                                  -           -
Fixed Maturities                                  -           -
Fixed Maturities & Commercial Mortgages          14         (5)
Fixed Maturities                                  -           -
Fixed Maturities                                  -           -
Fixed Maturities                                  -           -
Fixed Maturities                                  -           -
Fixed Maturities                                  -           -
Fixed Maturities                                 18           -
Fixed Maturities, Commercial Mortgages,
Short-term Investments, & Trading Account
Assets                                            -           -
Fixed Maturities, Commercial Mortgages,
Short-term Investments, & Trading Account
Assets                                            5           -
Fixed Maturities                                  -           -
Fixed Maturities                                 10           -
Fixed Maturities                                  -           -
Commercial Mortgages                              -           -
Fixed Maturities                                  -           -
Fixed Maturities & Private Equity                 -           3
Fixed Maturities, Commercial Mortgages, &
Private Equity                                   10        (15)

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Debt Agreements

The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs.

The following table provides the breakout of the Company's short-term and long-term debt with affiliates:

                                               Amount of Notes - Amount of Notes -
Affiliate                          Date Issued December 31, 2013 December 31, 2012 Interest Rate Date of Maturity
---------                          ----------- ----------------- ----------------- ------------- -----------------
                                                (in thousands)
PFI                                11/15/2010   $       66,000    $       66,000           3.01%        11/13/2015
PFI                                 6/20/2011          150,000           200,000   1.64% - 3.17%   6/2013 - 6/2016
PFI                                12/15/2011          159,000           212,000   2.65% - 3.61% 12/2013 - 12/2016
PFI                                12/16/2011           33,000            44,000   2.65% - 3.61% 12/2013 - 12/2016
PFI                                12/20/2012           88,000           267,000           1.37%        12/15/2015
Prudential Insurance               12/20/2010          204,000           204,000           3.47%        12/21/2015
Washington Street Investment        6/20/2012          316,000           395,000   1.15% - 3.02%   6/2013 - 6/2017
Washington Street Investment       12/17/2012          264,000           330,000   0.95% - 1.87% 12/2013 - 12/2017
Washington Street Investment       12/17/2012           52,000            65,000   0.95% - 1.87% 12/2013 - 12/2017
PFI                                11/15/2013            9,000                 -           2.24%        12/15/2018
PFI                                11/15/2013           23,000                 -           3.19%        12/15/2020
Prudential Insurance                12/6/2013          120,000                 -           2.60%        12/15/2018
Prudential Insurance                12/6/2013          130,000                 -           4.39%        12/15/2023
Prudential Insurance                12/6/2013          250,000                 -           3.64%        12/15/2020
Pru Funding, LLC                   12/31/2013            2,900                 -           0.23%          1/7/2014
                                                --------------    --------------
Total Loans Payable to Affiliates               $    1,866,900    $    1,783,000
                                                ==============    ==============

The total interest expense to the Company related to loans payable to affiliates was $40.2 million, $43.7 million, and $33.1 million for the twelve months ended December 31, 2013, 2012, and 2011, respectively.

Contributed Capital and Dividends

In July and December of 2013 the Company paid dividends in the amounts of $155 million and $268 million respectively to Prudential Insurance.

14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2013 and 2012 are summarized in the table below:

                                                     March 31       June 30    September 30  December 31
                                                   ------------------------------------------------------
                                                                       (in thousands)

2013
Total revenues                                     $    690,333  $    656,314  $    681,086  $    668,041
Total benefits and expenses                             235,444       229,901      (178,013)      303,812
Income (loss) from operations before income taxes       454,889       426,413       859,099       364,229
Net income (loss)                                  $    347,055  $    311,997  $    577,646  $    301,512
                                                   ============  ============  ============  ============

2012
Total revenues                                     $    498,074  $    561,203  $    540,685  $    624,315
Total benefits and expenses                            (140,737)    1,054,097       181,818       263,722
Income (loss) from operations before income taxes       638,811      (492,894)      358,867       360,593
Net income (loss)                                  $    461,304  $   (353,363) $    315,599  $    260,797
                                                   ============  ============  ============  ============

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company:

In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly owned subsidiary of The Prudential Insurance Company of America) and its subsidiaries at December 31, 2013 and December 31, 2012, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 13 of the consolidated financial statements, the Company has entered into extensive transactions with affiliated entities.

/s/ PRICEWATERHOUSECOOPERS LLP

New York, New York
March 10, 2014

                                    PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)FINANCIAL STATEMENTS

(1) Financial Statements of the Subaccounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statement of Net Assets as of December 31, 2013; the Statement of Operations for the period ended December 31, 2013; the Statements of Changes in Net Assets for the periods ended December 31, 2013 and December 31, 2012; and the Notes relating thereto appear in the statement of additional information. (Part B of the Registration Statement).

(2) Consolidated Financial Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 2013 and 2012; and the related Consolidated Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2013, 2012, and 2011; and the Notes to the Consolidated Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement).

(b) Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity
        Account. (Note 2)

(2)     Agreements for custody of securities and similar investments--Not
        Applicable.

(3) (a) Specimen Selected Broker Agreement used by PIMS. (Note 3)

    (b) Distribution and Underwriting Agreement between Prudential Annuities
        Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance
        Company (Depositor). (Note 16)

(4) (a) The Prudential Premier Variable Annuity B Series, L Series and X
        Series certificate issued under group annuity contract (including schedule pages for each Series). (Note 1)

    (b) The Prudential Premier Variable Annuity B Series, L Series and X
        Series individual annuity contract (including schedule pages for each Series). (Note 1)

    (c) Guaranteed Minimum Income Benefit Rider. (Note 1)

    (d) Guaranteed Minimum Income Benefit Schedule Supplement. (Note 1)

    (e) Periodic Value Death Benefit Rider. (Note 1)

    (f) Periodic Value Death Benefit Schedule Supplement. (Note 1)

    (g) Combination Roll-up Value and Periodic Value Death Benefit Rider.
        (Note 1)

    (h) Combination Roll-up Value Death Benefit Schedule Supplement. (Note 1)

    (i) Guaranteed Minimum Payments Benefit Rider. (Note 1)

    (j) Guaranteed Minimum Payments Benefit Schedule Supplement. (Note 1)

    (k) Enhanced Dollar Cost Averaging Rider. (Note 1)

    (l) Enhanced Dollar Cost Averaging Schedule Supplement. (Note 1)

    (m) Longevity Credit Rider. (Note 1)

    (n) Individual Retirement Annuity Endorsement. (Note 1)

    (o) Roth Individual Retirement Annuity Endorsement. (Note 1)

    (p) 403(b) Annuity Endorsement. (Note 1)

    (q) Medically Related Surrender Provision Endorsement. (Note 1)

    (r) Endorsement Rider: Joint and Survivor Guaranteed Minimum Payments
        Benefit (Spousal Lifetime Five) (Note 12)

    (s) Highest Daily lifetime Five Benefit Rider (Enhanced) (Note 14)

    (t) (Highest Daily Lifetime Five Schedule Supplement) (Note 15)

    (u) Highest Daily Lifetime Seven Benefit Rider (Note 16)

    (v) Rider for Highest Daily Lifetime Seven with Beneficiary Income Option
        (Note 18)

    (w) Rider for Highest Daily Lifetime Seven with Lifetime Income
        Accelerator (Note 18)

    (x) Schedule Supplement for Highest Daily Lifetime Seven with Beneficiary
        Income Option (Note 18)

    (y) Schedule Supplement for Highest Daily Lifetime Seven with Lifetime
        Income Accelerator (Note 18)

    (z) Highest Daily Lifetime 7 Plus Benefit Rider. (Note 19)

   (aa) Schedule Supplement for Highest Daily Lifetime 7 Plus. (Note 19)

   (ab) Highest Daily Lifetime Seven Benefit Schedule Supplement. (Note 19)

   (ac) Highest Daily Lifetime Five Benefit Schedule Supplement. (Note 19)

   (ad) Beneficiary Annuity Endorsement. (Note 19)

   (ae) Beneficiary Individual Retirement Annuity Endorsement. (Note 19)

   (af) Beneficiary Roth Individual Retirement Annuity Endorsement. (Note 19)

   (ag) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit
        Rider. (Note 19)

   (ah) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule
        Supplement. (Note 19)

   (ai) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator
        Benefit Rider. (Note 19)

   (aj) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator
        Schedule Supplement. (Note 19)

   (ak) Highest Daily Lifetime 6 Plus schedule (SCH-HD6-8/09) (Note 20)

   (al) Highest Daily Lifetime 6 Plus Rider (RID-HD6-8/09) (Note 20)

   (am) Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule
        (SCH-HD6-LIA-8/09) (Note 20)

   (an) Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (RID-HD6-LIA-8/09)
        (Note 20)

   (ao) Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) (Note 21)

   (ap) Highest Daily GRO II Benefit Schedule (SCH-HD GRO-11/09) (Note 21)

   (aq) Highest Daily GRO CAP Benefit Schedule (SCH-HDGROCAP-11/09) (Note 21)

   (ar) Form of Highest Daily GRO II Benefit Schedule Supplement
        (P-SCH-HDGRO(11/09)((8/10)) (Note 23)

   (as) Form of Highest Daily GRO Benefit Schedule Supplement
        (P-SCH-HDGROCAP(11-09)(8/10)) (Note 23)

   (at) Amendatory Tax Endorsement. (Note 27)

(5) (a) Application form for the Contract. (Note 13)

(6) (a) Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 4)

    (b) By-laws of Pruco Life Insurance Company, as amended through May 6,
        1997. (Note 5)

(7)     Contract of reinsurance in connection with variable annuity contracts:

    (a) Coinsurance Agreement for LT5WB. (Note 1)

    (b) Coinsurance Agreement for SLT5. (Note 13)

    (c) Coinsurance Agreement for HDLT5. (Note 15)

    (d) Amendment 1 to Coinsurance Agreement for LT5WB. (Note 22)

    (e) Amendment 1 to Coinsurance Agreement for HDLT5. (Note 22)

    (f) Amendment 2 to Coinsurance Agreement for HDLT5. (Note 22)

    (g) Coinsurance Agreement for HD6+. Filed (Note 22)

    (h) Coinsurance Agreement for HD7+. Filed (Note 22)

    (i) Coinsurance Agreement for HD7. Filed (Note 22)

    (j) Coinsurance Agreement for HD GRO. (Note 22)

    (k) Amendment 1 to Coinsurance Agreement for HD GRO. (Note 22)

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

        (a)Copy of Fund Participation Agreement. (Note 6)

        (b)Copy of Rule 22C-2 Agreement. (Note 16)

        (c)Amendment to Fund Participation Agreement (Note 27)

(9)       Opinion of Counsel. (Note 22)

(10)      Written Consent of Independent Registered Public Accounting Firm.
          (Note 29)

(11)      All financial statements omitted from Item 23, Financial
          Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)      Powers of Attorney.

    (a)   Bernard J. Jacob (Note 28)

    (b)   Robert F. O'Donnell (Note 29)

    (c)   Kent D. Sluyter (Note 26)

    (d)   Richard F. Lambert (Note 26)

    (e)   Yanela C. Frias (Note 26)

    (f)   John Chieffo and Kenneth Y. Tanji (Note 27)

    (g)   Stephen Pelletier (28)

(Note 1) Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium
          Variable Annuity Account.

(Note 2) Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium
          Variable Annuity Account.

(Note 3)  Incorporated by reference to Post-Effective Amendment No. 6 to Form
          N-4, Registration No.333-06701, filed April 15, 1999 on behalf of the
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to the initial registration on Form S-6, Registration No. 333-07451, filed July 2, 1996, on behalf of the
          Pruco Life Variable Appreciable Account.

(Note 5) Incorporated by reference to Form 10-Q as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(Note 6) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium
          Variable Annuity Account.

(Note 7) Incorporated by reference to the initial registration on Form N-4, Registration No. 333-37728, filed May 24, 2000 on behalf of the Pruco
          Life Flexible Premium Variable Annuity Account.

(Note 8)  Incorporated by reference to Post-Effective Amendment No. 2 to Form
          S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the
          Pruco Life Variable Appreciable Account.

(Note 9) Incorporated by reference to Form S-6, Registration No. 333-49332, filed November 3, 2000 on behalf of the Pruco Life Variable Universal
          Account.

(Note 10) Incorporated by reference to Post-Effective Amendment No. 39, Form
          N-4 to Registration No. 333-37728, filed November 14, 2003 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 11) Incorporated by reference to Post-Effective Amendment No. 14, Form
          N-4, Registration No.: 333-37728, filed November 15, 2004 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12) Incorporated by reference to Post-Effective Amendment No. 9, Form
          N-4, Registration No.: 333-75702, filed December 9, 2005 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 13) Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4,
          Registration No. 333-130989, filed April 14, 2006 on behalf of Pruco
          Life Flexible Premium Variable Annuity Account.

(Note 14) Incorporated by reference to Post-Effective Amendment No. 1, Form
          N-4, Registration No. 333-130989, filed October 6, 2006 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 15) Incorporated by reference to Post-Effective Amendment No. 18 to Form
          N-4, Registration No. 333-75702 on behalf of Pruco Life Flexible
          Premium Variable Annuity Account.

(Note 16) Incorporated by reference to Post-Effective Amendment No. 9, Form
          N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 17) Incorporated by reference to Post-Effective Amendment No. 10, Form
          N-4, Registration No. 333-130989, filed April 15, 2008 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 18) Incorporated by reference to Post-Effective Amendment No. 14 to
          Registration No. 333-130989, filed October 31, 2008 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 19) Incorporated by reference to Post-Effective Amendment No. 17 to
          Registration No. 333-130989, filed January 28, 2009 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 20) Incorporated by reference to Post-Effective Amendment No. 21, Form
          N-4, Registration No. 333-130989, filed June 1, 2009 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 21) Incorporated by reference to Post-Effective Amendment No. 23 to Form
          N-4, Registration No. 333-130989, filed August 27, 2009 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 22) Incorporated by reference to Post-Effective Amendment No. 25 to Form
          N-4, Registration No. 333-130989, filed April 16, 2010 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 23) Incorporated by reference to Post-Effective Amendment No. 26 to Form
          N-4, Registration No. 333-130989, filed July 1, 2010 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 24) Incorporated by reference to Post-Effective Amendment No.30, Form
          N-4, Registration No. 333-130989, filed December 8, 2011 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 25) Incorporated by reference to Post-Effective No. 32, Form N-4,
          Registration No. 333-130989 filed July 24, 2012 on behalf of Pruco
          Life Flexible Premium Variable Annuity Account.

(Note 26) Incorporated by reference to Post-Effective No. 36, Form N-4,
          Registration No. 333-130989 filed February 13, 2013 on behalf of
          Pruco Life Flexible Premium Variable Annuity Account.

(Note 27) Incorporated by reference to Post-Effective Amendment No. 36 to
          Registration No. 333-130989 filed April 12, 2013 on behalf of Pruco
          Life Flexible Premium Variable Annuity Account.

(Note 28) Incorporated by reference to Post-Effective Amendment No. 38 to
          Registration No. 333-130989, filed April 9, 2014 on behalf of Pruco
          Life Flexible Premium Variable Annuity Account.

(Note 29) Filed Herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (engaged directly or indirectly in Registrant's variable annuity business):

The directors and major officers of Pruco Life are listed below:

Name and Principal Business Address   Position and Offices with Depositor
-----------------------------------   ------------------------------------

John Chieffo                          Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2917

Joseph D. Emanuel                     Vice President, Chief Legal Officer,
One Corporate Drive                   and Secretary
Shelton, Connecticut 06484-6208

Yanela C. Frias                       Vice President, Director,
213 Washington Street                 Chief Accounting Officer, and
Newark, New Jersey 07102-2917         Chief Financial Officer

Theresa M. Dziedzic                   Senior Vice President, Chief
751 Broad Street                      Actuary, and Appointed Actuary
Newark, New Jersey 07102-3714

Bernard J. Jacob                      Director
751 Broad Street
Newark, New Jersey 07102-3714

Richard F. Lambert                    Director
751 Broad Street
Newark, New Jersey 07102-3714

James M. O'Connor                     Senior Vice President and Actuary
751 Broad Street
Newark, New Jersey 07102-3714

Robert F. O'Donnell                   Director, Chief Executive Officer,
One Corporate Drive                   and President
Shelton, Connecticut 06484-6208

Kent D. Sluyter                       Senior Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2992

Kenneth Y. Tanji                      Director and Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

Stephen Pelletier                     Senior Vice President
751 Broad Street
Newark, New Jersey 07102-3714

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed in the Exhibits to the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 27, 2014, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS

As of October 31, 2014, there were 18,408 Qualified owners of the B series, 8,261 Non-Qualified owners of the B series, 15,510 Qualified owners of the L series, 8,764 Non-Qualified owners of the L series, 27,926 Qualified owners of the X series, and 10,827 Non-Qualified owners of the X series.

ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Information concerning the Directors and Officers of PAD is set forth below:

                             POSITIONS AND OFFICES
NAME                           WITH UNDERWRITER
----                      ---------------------------
Bruce Ferris              President and Chief
One Corporate Drive       Executive Officer and
Shelton, Connecticut      Director
06484-6208

Timothy S. Cronin         Senior Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

Yanela C. Frias           Senior Vice President and
213 Washington Street     Director
Newark, New Jersey
07102-2917

Rodney R. Allain          Senior Vice President and
One Corporate Drive       Director
Shelton, Connecticut
06484-6208

Dawn M. LeBlanc           Senior Vice President and
One Corporate Drive       Director
Shelton, Connecticut
06484-6208

Steven P. Marenakos       Senior Vice President and
One Corporate Drive       Director
Shelton, Connecticut
06484-6208

Christopher J. Hagan      Chief Operating Officer
2101 Welsh Road
Dresher, Pennsylvania
19025-5000

John D. Rosero            Vice President, Secretary
213 Washington Street     and Chief Legal Officer
Newark, New Jersey
07102-2917

Elizabeth Marin           Treasurer
751 Broad Street
Newark, New Jersey
07102-3714

Steven Weinreb            Chief Financial Officer and
3 Gateway Center          Controller
Newark, New Jersey
07102-4061

Michael B. McCauley       Vice President and Chief
One Corporate Drive       Compliance Officer
Shelton, Connecticut
06484-6208

Robert R. Costello        Vice President
2101 Welsh Road
Dresher, Pennsylvania
19025-5000

Patricia L. Kelley        Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

Mark T. Livesay           Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

Andrew A. Morawiec        Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

William D. Wilcox         Vice President
280 Trumbull Street
Hartford, Connecticut
06103-3509

Richard W. Kinville       Anti-Money Laundering
751 Broad Street          Officer
Newark, New Jersey
07102-3714

(c)Commissions received by PAD during 2013 with respect to all individual annuities issued by Pruco Life.

                                    Net Underwriting Discounts Compensation on  Brokerage
Name of Principal Underwriter            and Commissions         Redemption    Commissions Compensation
-----------------------------       -------------------------- --------------- ----------- ------------
Prudential Annuities
  Distributions, Inc*..............        $816,806,293             $-0-          $-0-         $-0-

--------
* PAD did not retain any of these commissions

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31

(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on
November 28, 1988.

(e) Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 18th day of December, 2014.

             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  REGISTRANT

                       BY: PRUCO LIFE INSURANCE COMPANY
                                   DEPOSITOR

/s/ Robert F. O'Donnell
----------------------------------
Robert F. O'Donnell
President and Chief Executive
Officer

                         PRUCO LIFE INSURANCE COMPANY
                                   DEPOSITOR

By:  /s/ Robert F. O'Donnell
     ----------------------------------
     Robert F. O'Donnell
     President and Chief Executive
     Officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                              TITLE                       DATE
---------               -----------------------------------  ------------------
Robert F. O'Donnell*
----------------------  Chief Executive Officer,
Robert F. O'Donnell     President and Director               December 18, 2014


Yanela C. Frias*        Chief Financial Officer, Chief
----------------------  Accounting Officer, Vice President
Yanela C. Frias         and Director                         December 18, 2014

Kent D. Sluyter*
----------------------
Kent D. Sluyter         Director                             December 18, 2014

Kenneth Y. Tanji*
----------------------
Kenneth Y. Tanji        Director                             December 18, 2014

John Chieffo*
----------------------
John Chieffo            Director                             December 18, 2014

Bernard J. Jacob*
----------------------
Bernard J. Jacob        Director                             December 18, 2014

Richard F. Lambert*
----------------------
Richard F. Lambert      Director                             December 18, 2014

By:  /s/ William J. Evers
     --------------------------
     William J. Evers

* Executed by William J. Evers on behalf of those indicated pursuant to Power of Attorney.

                                   Exhibits

(b)(10)    Written Consent of Independent Registered Public Accounting Firm.

(13)(b)    Power of Attorney for Robert F. O'Donnell